Nuveen All-American Municipal Bond Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 101.6%
X –
MUNICIPAL BONDS - 100.3% X 4,269,403,958
ALABAMA - 2.2%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A
:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 $ 3,506,961
3,500 4.000%, 7/01/43 7/28 at 100.00 3,425,058
15,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 15,926,928
10,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 10,715,757
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 2,083,321
4,220 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 4,256,376
Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024
:
2,900 5.250%, 10/01/41 10/33 at 100.00 3,213,389
3,510 5.250%, 10/01/42 10/33 at 100.00 3,879,578
3,510 5.250%, 10/01/43 10/33 at 100.00 3,862,132
3,510 5.250%, 10/01/44 10/33 at 100.00 3,849,087
2,805 5.250%, 10/01/45 10/33 at 100.00 3,061,078
4,070 5.250%, 10/01/49 10/33 at 100.00 4,362,818
2,075 5.500%, 10/01/53 10/33 at 100.00 2,250,508
4,400 Mobile County Industrial Development Authority, Alabama, Solid Waste
Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A,
5.000%, 6/01/54, (AMT)
6/34 at 100.00 4,475,985
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 376,401
20,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 20,786,260
5,810 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B,
4.000%, 9/01/48
9/29 at 100.00 5,505,743
TOTAL ALABAMA 95,537,380
ARIZONA - 2.2%
1,330 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31
No Opt. Call 1,329,847
19,000 (c) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51
12/31 at 100.00 14,325,546
Arizona Industrial Development Authority, Senior National Charter School
Revolving Loan Fund Revenue Bonds, Social Series 2023A
:
1,575 5.250%, 11/01/48 11/32 at 100.00 1,681,196
1,575 5.250%, 11/01/53 11/32 at 100.00 1,670,027
2,660 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 2,676,438

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 8,515 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
4.000%, 6/01/49, (AMT), (Mandatory Put 6/01/29)
2/29 at 100.00 $ 8,572,688
9,530 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 9,787,156
Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A
:
1,000 5.000%, 9/01/35 9/28 at 100.00 1,052,712
935 5.000%, 9/01/42 9/28 at 100.00 963,123
2,235 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-2, 5.000%, 1/01/53, (Mandatory Put
5/15/28)
5/27 at 101.68 2,355,670
40 (d) Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
10/24 at 100.00 40,125
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A
:
6,380 5.000%, 7/01/35 7/29 at 100.00 6,786,747
7,200 5.000%, 7/01/45 7/29 at 100.00 7,481,759
6,000 Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 - FGIC Insured
No Opt. Call 7,407,282
3,500 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Refunding Series
2022. Forward Delivery, 4.000%, 6/15/41
6/26 at 100.00 3,079,146
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
1,000 5.250%, 12/01/28 No Opt. Call 1,048,273
13,155 5.000%, 12/01/32 No Opt. Call 14,004,508
7,000 5.000%, 12/01/37 No Opt. Call 7,631,422
TOTAL ARIZONA 91,893,665
ARKANSAS - 0.4%
5,045 (c) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 5,196,162
7,370 (c) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 7,282,035
5,545 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/40
9/30 at 100.00 5,579,483
TOTAL ARKANSAS 18,057,680
CALIFORNIA - 10.3%
10,050 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory Put
11/01/28)
8/28 at 100.24 10,732,020
22,580 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30)
1/30 at 100.19 24,137,309
2,630 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 1,810,498
25,260 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 17,898,016

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 5,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 $ 5,111,217
1,670 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 1,708,962
3,015 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 3,024,959
485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 485,090
2,120 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers? Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 2,252,407
2,200 (c) California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/36
6/26 at 100.00 2,214,185
1,000 California Municipal Finance Authority, Revenue Bonds, Biola University,
Refunding Series 2017, 5.000%, 10/01/31
10/27 at 100.00 1,039,333
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A
:
14,185 5.000%, 7/01/42 7/27 at 100.00 14,364,776
1,000 5.000%, 7/01/47 7/27 at 100.00 1,004,653
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
14,000 5.000%, 12/31/37, (AMT) 6/28 at 100.00 14,395,355
27,110 5.000%, 12/31/38, (AMT) 6/28 at 100.00 27,802,137
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
:
1,000 5.000%, 11/01/30 11/26 at 100.00 1,002,360
1,040 5.250%, 11/01/31 11/26 at 100.00 1,048,258
10,625 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/42
2/27 at 100.00 10,751,866
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012
:
8,835 (c) 5.000%, 7/01/30, (AMT) 1/25 at 100.00 8,909,316
14,225 (c) 5.000%, 7/01/37, (AMT) 1/25 at 100.00 14,279,331
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 1,472,521
California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A
:
415 (c) 5.000%, 11/15/46 11/29 at 102.00 388,960
810 (c) 5.000%, 11/15/51 11/29 at 102.00 738,086
16,245 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/39
11/28 at 100.00 17,427,150
12,000 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 12,123,593
California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017
:
5,000 5.000%, 5/15/47 5/27 at 100.00 5,058,130
1,750 5.000%, 5/15/50 5/27 at 100.00 1,766,374
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
9 (e),(f) 5.750%, 7/01/30 1/22 at 100.00 8,759
56 (e),(f) 5.750%, 7/01/35 1/22 at 100.00 56,272

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 21 (e),(f) 5.500%, 7/01/39 1/22 at 100.00 $ 21,235
6,475 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 5,171,878
3,800 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 3,148,697
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/38
11/29 at 100.00 6,589,390
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/41,
(AMT)
5/25 at 100.00 6,038,372
25,265 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 25,765,772
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
12/24 at 100.00 1,008,943
M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A
:
2,800 7.000%, 11/01/34 No Opt. Call 3,428,389
2,500 6.500%, 11/01/39 No Opt. Call 3,171,329
Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020, Series 2023A
:
2,230 5.250%, 8/01/39 - AGM Insured 8/33 at 100.00 2,586,286
3,810 5.250%, 8/01/41 - AGM Insured 8/33 at 100.00 4,371,060
3,355 5.250%, 8/01/42 - AGM Insured 8/33 at 100.00 3,833,678
5,305 5.250%, 8/01/43 - AGM Insured 8/33 at 100.00 6,031,039
22,535 5.250%, 8/01/48 - AGM Insured 8/33 at 100.00 25,224,027
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call 2,758,934
15,000 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, 2010 Election Series 2011A, 7.350%, 8/01/41 - AGM
Insured
8/36 at 100.00 17,882,557
2,665 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 2,893,160
Sacramento County, California, Airport System Revenue Bonds, Refunding
Senior Series 2018C
:
3,545 5.000%, 7/01/37, (AMT) 7/28 at 100.00 3,670,397
11,960 5.000%, 7/01/38, (AMT) 7/28 at 100.00 12,346,387
715 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/24 at 100.00 717,402
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A
:
8,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 8,155,299
3,020 5.000%, 7/01/47, (AMT) 7/27 at 100.00 3,058,427
10,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.000%,
5/01/32, (AMT)
No Opt. Call 10,909,656
San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2024A
:
7,055 5.250%, 5/01/44, (AMT) 5/34 at 100.00 7,717,748
2,715 5.250%, 5/01/49, (AMT) 5/34 at 100.00 2,933,868

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/39,
(AMT)
8/24 at 100.00 $ 4,509,268
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B
:
5,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 5,067,869
11,715 5.000%, 5/01/46, (AMT) 5/26 at 100.00 11,823,291
5,050 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42,
(AMT)
5/27 at 100.00 5,149,362
3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT)
5/28 at 100.00 3,046,954
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 13,385,401
8,575 Santa Clara County Financing Authority, California, Lease Revenue Bonds,
County Facilities, Series 2019A, 4.000%, 5/01/45
5/29 at 100.00 8,550,582
5,730 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2011C, 0.000%,
8/01/46
No Opt. Call 2,130,508
275 (c) Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47
9/27 at 100.00 287,043
5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 5,264,766
Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1
:
2,485 0.000%, 8/01/26 - AGC Insured No Opt. Call 2,311,185
1,405 0.000%, 8/01/28 - AGC Insured No Opt. Call 1,217,246
2,920 0.000%, 8/01/29 - AGC Insured No Opt. Call 2,443,287
1,425 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/42
9/26 at 100.00 1,447,605
TOTAL CALIFORNIA 439,080,190
COLORADO - 4.2%
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
499 4.000%, 12/01/29 9/24 at 103.00 472,190
2,060 5.000%, 12/01/39 9/24 at 103.00 2,002,041
1,350 5.000%, 12/01/48 9/24 at 103.00 1,239,279
575 (c) Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49
6/25 at 99.64 524,388
500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
7/24 at 103.00 410,013
9,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47
7/24 at 102.00 8,347,060
Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure
Revenue Bonds, Series 2024A
:
1,225 5.250%, 12/01/49 - AGM Insured 12/34 at 100.00 1,355,659
1,515 5.500%, 12/01/54 - AGM Insured 12/34 at 100.00 1,711,652

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
7/24 at 100.00 $ 2,067,690
3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
7/24 at 100.00 3,045,388
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
7/24 at 102.00 1,405,814
25,105 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 24,456,264
2,550 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 4.000%, 8/01/39
8/29 at 100.00 2,511,502
6,155 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 6,244,093
3,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B, 4.000%, 9/01/34, (Pre-refunded
9/01/25)
9/25 at 100.00 3,022,994
1,750 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
7/24 at 103.00 1,754,176
1,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
12/24 at 103.00 956,604
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/39
3/25 at 103.00 493,196
8,125 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 4,435,193
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
7,000 5.000%, 11/15/31, (AMT) No Opt. Call 7,566,869
18,390 5.000%, 11/15/34, (AMT) 11/32 at 100.00 20,071,753
3,350 5.500%, 11/15/38, (AMT) 11/32 at 100.00 3,780,605
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
2,955 5.000%, 12/01/28 12/26 at 100.00 3,019,279
5,005 5.000%, 12/01/33 12/26 at 100.00 5,109,118
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
20 0.000%, 9/01/29 - NPFG Insured No Opt. Call 16,537
395 0.000%, 9/01/30 - NPFG Insured No Opt. Call 314,304
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call 14,666
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call 17,567
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call 8,802,309
1,365 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 1,318,122
845 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 847,440
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 1,829,200

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
7/24 at 103.00 $ 1,753,826
1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 1,464,514
20,250 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 19,412,073
620 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 620,864
830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 796,738
4,250 (c) Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41
12/26 at 100.00 4,267,948
1,635 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%,
12/15/42
7/24 at 103.00 1,610,673
500 Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported District Improvements
Revenue Bonds, Refunding Series 2024B, 5.875%, 12/15/46
12/33 at 100.00 534,690
2,495 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
7/24 at 102.00 2,510,731
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
2,170 6.250%, 11/15/28 No Opt. Call 2,274,997
3,080 6.500%, 11/15/38 No Opt. Call 3,778,245
2,410 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45
12/30 at 100.00 1,642,753
500 (c) Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 500,152
500 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/38
12/24 at 103.00 486,616
4,483 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 3,741,463
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
500 5.125%, 12/01/34 7/24 at 103.00 497,102
2,000 5.375%, 12/01/39 7/24 at 103.00 1,988,847
5,000 5.500%, 12/01/48 7/24 at 103.00 4,913,242
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 3,029,137
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 2,531,709
3,000 (c) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51
9/26 at 103.00 2,257,375
TOTAL COLORADO 179,776,660

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CONNECTICUT - 0.8%
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
$ 2,500 4.000%, 7/01/36 7/29 at 100.00 $ 2,449,044
5,630 4.000%, 7/01/38 7/29 at 100.00 5,479,288
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT
:
5,000 5.000%, 12/01/41 6/26 at 100.00 5,082,530
16,000 5.000%, 12/01/45 6/26 at 100.00 16,193,770
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A
:
2,500 4.000%, 5/01/36 - BAM Insured 5/30 at 100.00 2,587,908
2,550 4.000%, 5/01/39 - BAM Insured 5/30 at 100.00 2,605,877
TOTAL CONNECTICUT 34,398,417
DELAWARE - 0.3%
2,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 1,898,265
8,500 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/43
12/28 at 100.00 8,443,934
Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024B
:
1,000 (g) 4.600%, 7/01/44, (UB) 7/33 at 100.00 1,011,747
1,345 (g) 4.650%, 7/01/49, (UB) 7/33 at 100.00 1,339,441
TOTAL DELAWARE 12,693,387
DISTRICT OF COLUMBIA - 1.6%
District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Subordinate Lien Series 2015B
:
24,030 5.250%, 10/01/40 10/25 at 100.00 24,439,469
19,045 5.250%, 10/01/44 10/25 at 100.00 19,315,951
7,845 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A,
5.500%, 7/01/47
7/32 at 100.00 8,802,541
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
1,500 4.000%, 10/01/37 10/29 at 100.00 1,517,355
2,890 (g) 4.000%, 10/01/53, (UB) 10/29 at 100.00 2,701,936
3,745 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 - AGC
Insured
No Opt. Call 2,845,990
9,375 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/34, (AMT)
10/28 at 100.00 9,802,085
TOTAL DISTRICT OF COLUMBIA 69,425,327
FLORIDA - 7.9%
2,300 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/28
7/24 at 100.00 2,301,724
365 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
7/24 at 100.00 365,260
12,950 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A,
5.000%, 9/01/44
9/29 at 100.00 13,338,350
3,520 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/38, (AMT)
9/29 at 100.00 3,520,129

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
$ 245 (c) 5.000%, 12/15/40 7/26 at 100.00 $ 233,370
7,910 (c) 5.000%, 12/15/50 7/26 at 100.00 7,049,359
3,470 (c) 5.000%, 12/15/55 7/26 at 100.00 3,025,569
Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A
:
1,500 4.750%, 7/01/40 7/25 at 100.00 1,068,596
1,380 5.000%, 7/01/50 7/25 at 100.00 924,320
11,353 (c),(e) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48
6/28 at 100.00 987,730
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A
:
565 (c) 5.000%, 6/15/39 6/26 at 100.00 559,706
610 (c) 5.000%, 6/15/49 6/26 at 100.00 584,815
7,000 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2019B, 5.000%, 7/01/49
7/29 at 100.00 7,314,940
590 Cityplace Community Development District, Florida, Special Assessement
and  Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
No Opt. Call 597,386
1,570 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.125%, 6/15/46
6/25 at 100.00 1,582,228
1,500 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%,
6/15/44
7/24 at 100.00 1,500,906
315 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50
9/27 at 100.00 285,953
10,100 (c) Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26)
4/26 at 100.00 10,371,098
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
21,130 (c) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 7/24 at 100.00 22,501,231
9,500 5.000%, 7/01/41, (AMT) 7/32 at 100.00 9,848,795
6,100 (g) 5.000%, 7/01/44 - AGM Insured, (AMT), (UB) 7/32 at 100.00 6,428,710
5,950 (g) 5.250%, 7/01/47 - AGM Insured, (AMT), (UB) 7/32 at 100.00 6,266,838
2,570 5.250%, 7/01/47, (AMT) 7/32 at 100.00 2,657,892
2,280 (g) 5.250%, 7/01/53 - AGM Insured, (AMT), (UB) 7/32 at 100.00 2,388,019
4,500 5.500%, 7/01/53, (AMT) 7/32 at 100.00 4,692,896
5,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 5,598,106
28,065 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 29,101,480
1,270 (c) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1, 5.000%,
6/01/44
6/34 at 100.00 1,297,852
Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1
:
450 (c) 4.500%, 6/01/33 6/28 at 100.00 451,748
1,450 (c) 4.750%, 6/01/38 6/28 at 100.00 1,441,191

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 26,155 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 $ 23,541,187
7,860 Hollywood, Florida, General Obligation Bonds, Series 2022, 5.000%,
7/01/47
7/32 at 100.00 8,359,383
Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020
:
1,040 4.000%, 11/01/37 11/29 at 100.00 995,848
1,085 4.000%, 11/01/38 11/29 at 100.00 1,036,869
1,650 4.000%, 11/01/39 11/29 at 100.00 1,573,239
2,170 4.000%, 11/01/40 11/29 at 100.00 2,059,673
10,285 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 10,742,169
295 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
7/24 at 100.00 295,107
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A
:
875 (c) 5.500%, 6/15/32 7/24 at 100.00 875,503
1,375 (c) 5.750%, 6/15/42 7/24 at 100.00 1,375,282
10,000 Miami Dade County, Florida, Professional Sports Franchise Facilities
Tax Revenue Bonds, Refunding Series 2009A, 0.000%, 10/01/45 - AGC
Insured
No Opt. Call 3,575,403
38,000 Miami Dade County, Florida, Professional Sports Franchise Facilities Tax
Revenue Bonds, Series 2009C, 0.000%, 10/01/44 - AGC Insured
No Opt. Call 14,522,597
11,275 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever Infrastructure
Programs Series 2024A, 5.500%, 1/01/49
1/34 at 100.00 12,783,620
12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38 - BAM Insured, (AMT)
10/25 at 100.00 12,270,141
5,025 (g) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 5,313,183
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
2,870 0.000%, 10/01/37 - BAM Insured No Opt. Call 1,681,881
3,130 0.000%, 10/01/42 - BAM Insured No Opt. Call 1,401,044
13,500 0.000%, 10/01/44 No Opt. Call 5,311,509
10,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/45
7/32 at 100.00 10,824,093
11,975 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2024A, 5.250%, 10/01/54
4/34 at 100.00 13,227,736
Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 3 Series 2024
:
370 (c) 4.750%, 5/01/31 No Opt. Call 371,030
270 (c) 5.625%, 5/01/44 5/34 at 100.00 271,497
640 (c) 6.000%, 5/01/55 5/34 at 100.00 646,111
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 5,224,009
School Board of Lee County, Florida, Certificates of Participation, Series
2023A
:
1,000 5.000%, 8/01/37 8/33 at 100.00 1,129,075
1,685 5.000%, 8/01/38 8/33 at 100.00 1,885,576
4,465 5.000%, 8/01/39 8/33 at 100.00 4,949,289
2,715 5.000%, 8/01/40 8/33 at 100.00 2,991,545

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A
:
$ 5,000 5.250%, 11/15/39 11/26 at 103.00 $ 4,830,848
1,015 5.500%, 11/15/49 11/26 at 103.00 955,499
2,610 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 2,504,120
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
3,885 4.000%, 8/15/42 8/27 at 100.00 3,692,752
2,965 5.000%, 8/15/42 - BAM Insured 8/27 at 100.00 3,042,907
Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A
:
500 5.000%, 7/01/29 7/24 at 100.00 500,356
6,860 5.250%, 7/01/44 7/24 at 100.00 6,863,675
270 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
7/24 at 100.00 264,132
290 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
7/24 at 100.00 3
2,640 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured
5/32 at 100.00 2,669,736
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 13,108,339
TOTAL FLORIDA 335,952,163
GEORGIA - 1.1%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
2,500 (e) 6.750%, 1/01/35 1/28 at 100.00 1,125,000
1,000 (e) 7.000%, 1/01/40 1/28 at 100.00 450,000
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
3,500 5.250%, 7/01/41, (AMT) 7/33 at 100.00 3,855,886
2,400 5.250%, 7/01/42, (AMT) 7/33 at 100.00 2,629,949
9,740 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 9,594,542
210 Georgia Municipal Electric Authority, Senior Lien General Power Revenue
Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call 211,486
5,500 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 5,418,856
1,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/28
No Opt. Call 1,054,789
17,600 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 17,377,562
4,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A,
4.000%, 7/01/39
7/29 at 100.00 4,464,801
TOTAL GEORGIA 46,182,871

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HAWAII - 0.1%
$ 1,400 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University Project, Refunding Series 2024, 5.000%,
7/01/34
No Opt. Call $ 1,434,476
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 4,559,240
TOTAL HAWAII 5,993,716
IDAHO - 0.4%
500 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise, and Gem
Counties, Idaho, Special Assessment Revenue Bonds, Assessment Area 5
Series 2024, 5.875%, 9/01/53
6/29 at 103.00 517,696
1,490 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51
5/26 at 102.00 1,493,005
4,200 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/36
9/28 at 100.00 4,347,973
1,290 Idaho Housing and Finance Association, Grant and Revenue Anticipation
Bonds, Federal Highway Trust Funds, Series 2021A, 4.000%, 7/15/38
7/31 at 100.00 1,301,906
2,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 12/01/38
12/26 at 100.00 1,993,282
2,500 (c) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, The College of Idaho Project, Series 2023, 5.625%, 11/01/43
11/33 at 100.00 2,582,399
Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A
:
1,885 (g) 4.050%, 1/01/39, (UB) 1/33 at 100.00 1,887,734
1,290 (g) 4.450%, 1/01/44, (UB) 1/33 at 100.00 1,300,916
2,795 (g) 4.650%, 1/01/54, (UB) 1/33 at 100.00 2,795,736
TOTAL IDAHO 18,220,647
ILLINOIS - 10.9%
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 71,040,834
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
2,125 5.250%, 4/01/35 4/33 at 100.00 2,397,131
1,250 5.250%, 4/01/37 4/33 at 100.00 1,401,524
1,600 5.000%, 4/01/38 4/33 at 100.00 1,754,871
1,000 5.250%, 4/01/39 4/33 at 100.00 1,108,592
1,960 5.500%, 4/01/42 4/33 at 100.00 2,188,931
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
7/24 at 100.00 624,959
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 1,215,283
35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 36,230,418
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
3,890 5.500%, 12/01/31 No Opt. Call 4,270,612
15,000 5.000%, 12/01/32 No Opt. Call 16,094,769
10,000 5.000%, 12/01/34 12/33 at 100.00 10,745,408
10,000 5.250%, 12/01/35 12/33 at 100.00 10,860,788
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
1,250 5.000%, 12/01/45 12/29 at 100.00 1,297,698

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 2,220 4.000%, 12/01/50 12/29 at 100.00 $ 2,052,645
17,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 17,541,347
9,845 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 9,964,078
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 3,181,308
8,805 (g) Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB)
1/27 at 100.00 9,162,656
13,760 (g) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40, (UB)
1/25 at 100.00 13,798,542
7,545 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42, (UB)
1/25 at 100.00 7,561,969
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
935 5.000%, 1/01/25 No Opt. Call 939,754
705 5.000%, 1/01/35 1/26 at 100.00 710,556
2,175 (g) 5.000%, 1/01/38, (UB) 1/26 at 100.00 2,186,521
6,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30, (UB)
No Opt. Call 6,388,580
2,200 (g) Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39, (UB)
1/25 at 100.00 2,207,154
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
5,000 5.000%, 1/01/31 - BAM Insured No Opt. Call 5,361,454
1,700 5.000%, 1/01/32 - BAM Insured No Opt. Call 1,839,790
1,600 5.000%, 1/01/33 - BAM Insured No Opt. Call 1,746,206
Chicago, Illinois, O?Hare Airport Customer Facility Charge Revenue
Bonds, Senior Lien Refunding Series 2023
:
1,195 5.250%, 1/01/39 - BAM Insured 1/33 at 100.00 1,330,909
1,700 5.250%, 1/01/40 - BAM Insured 1/33 at 100.00 1,882,740
1,955 5.250%, 1/01/41 - BAM Insured 1/33 at 100.00 2,159,346
Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B
:
450 5.000%, 11/01/37 - AGM Insured 5/32 at 100.00 498,770
1,300 5.000%, 11/01/38 - AGM Insured 5/32 at 100.00 1,431,238
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series
2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 4,903,694
1,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 1,466,873
700 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/42
9/32 at 100.00 672,689
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 10,948,801
12,295 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 13,055,445
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 10,777,398
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 19,049
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 1,113,114

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 14,715 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41
2/27 at 100.00 $ 14,438,791
Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2024A
:
1,250 5.250%, 4/01/42 4/34 at 100.00 1,421,198
605 5.250%, 4/01/44 4/34 at 100.00 681,666
3,960 5.250%, 4/01/46 4/34 at 100.00 4,432,271
535 5.250%, 4/01/48 4/34 at 100.00 594,977
450 5.250%, 4/01/49 4/34 at 100.00 499,306
1,250 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2024B, 5.250%, 4/01/39, (WI/DD)
4/34 at 100.00 1,442,662
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
7/24 at 100.00 7,357,897
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call 5,025,091
14,830 Illinois State, General Obligation Bonds, December Series 2023C, 5.000%,
12/01/47
12/33 at 100.00 15,679,219
3,725 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 3,690,799
3,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
7/24 at 100.00 3,502,368
10,000 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 10,866,431
Illinois State, General Obligation Bonds, May Series 2024B
:
6,200 5.250%, 5/01/42 5/34 at 100.00 6,879,857
4,000 5.250%, 5/01/43 5/34 at 100.00 4,415,176
2,000 5.250%, 5/01/44 5/34 at 100.00 2,196,675
1,575 5.250%, 5/01/45 5/34 at 100.00 1,722,228
1,600 5.250%, 5/01/47 5/34 at 100.00 1,737,012
2,500 5.250%, 5/01/48 5/34 at 100.00 2,706,157
Illinois State, General Obligation Bonds, November Series 2017D
:
11,625 5.000%, 11/01/27 No Opt. Call 12,163,577
3,000 5.000%, 11/01/28 11/27 at 100.00 3,129,378
2,000 Illinois State, General Obligation Bonds, Refunding September Series
2018A, 5.000%, 10/01/28
No Opt. Call 2,116,449
7,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 7,237,194
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
12/31 at 100.00 1,480,053
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
6,450 0.000%, 12/15/52 - AGM Insured No Opt. Call 1,635,649
1,225 5.000%, 6/15/53 12/25 at 100.00 1,231,843
10,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/45 - AGM Insured
No Opt. Call 3,827,631
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call 6,363,475
23,065 0.000%, 6/15/37 - NPFG Insured No Opt. Call 13,475,777
1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM Insured
7/24 at 100.00 1,838,527

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call $ 4,673,912
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 15,337,573
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 3,494,862
TOTAL ILLINOIS 463,430,125
INDIANA - 1.9%
2,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 1,900,390
825 (c) Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40
12/27 at 103.00 735,595
Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016
:
3,710 (c) 7.000%, 12/01/34 12/24 at 100.00 3,741,226
6,075 (c) 7.250%, 12/01/44 12/24 at 100.00 6,118,987
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 4,649,119
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 1,640,528
2,830 (c) Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55
12/27 at 103.00 2,372,030
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A
:
10,325 5.000%, 10/01/41 10/26 at 100.00 10,537,060
4,880 5.000%, 10/01/46 10/26 at 100.00 4,951,877
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding Forward Delivery Series 2024A
:
1,000 5.000%, 10/01/40 - BAM Insured, (WI/DD) 10/34 at 100.00 1,127,165
1,000 5.000%, 10/01/41 - BAM Insured, (WI/DD) 10/34 at 100.00 1,117,235
1,000 5.000%, 10/01/42 - BAM Insured, (WI/DD) 10/34 at 100.00 1,112,361
1,000 5.000%, 10/01/43 - BAM Insured, (WI/DD) 10/34 at 100.00 1,106,878
5,215 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 5,235,871
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
3,385 5.750%, 3/01/43 3/33 at 100.00 3,746,008
8,495 6.000%, 3/01/53 3/33 at 100.00 9,338,338
1,815 6.125%, 3/01/57 3/33 at 100.00 1,995,044
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1
:
3,080 5.000%, 3/01/53 - BAM Insured 3/33 at 100.00 3,232,800
3,225 5.000%, 3/01/58 - BAM Insured 3/33 at 100.00 3,380,472
3,000 5.250%, 3/01/67 - BAM Insured 3/33 at 100.00 3,198,343
8,435 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 8,463,596
TOTAL INDIANA 79,700,923

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
IOWA - 0.8%
$ 2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
7/24 at 100.00 $ 1,990,316
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
6,230 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 6,534,051
25,575 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 27,030,141
TOTAL IOWA 35,554,508
KANSAS - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016
:
1,500 5.000%, 12/01/36 12/26 at 100.00 1,443,928
1,320 5.000%, 12/01/41 12/26 at 100.00 1,190,451
TOTAL KANSAS 2,634,379
KENTUCKY - 1.0%
6,675 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 5,152,133
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A
:
2,545 5.000%, 9/01/43 9/28 at 100.00 2,614,060
2,600 5.000%, 9/01/48 9/28 at 100.00 2,665,576
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 6,753,804
6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 6,180,812
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A
:
2,450 5.000%, 7/01/26 7/25 at 100.00 2,464,559
2,100 5.000%, 7/01/33 7/25 at 100.00 2,114,376
5,655 5.000%, 7/01/37 7/25 at 100.00 5,687,821
Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare Inc, Series 2016A
:
3,885 5.000%, 10/01/30 10/26 at 100.00 3,959,379
1,850 5.000%, 10/01/31 10/26 at 100.00 1,882,617
5,415 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%, 10/01/43
- BAM Insured
10/29 at 100.00 4,497,301
TOTAL KENTUCKY 43,972,438
LOUISIANA - 0.8%
21,025 (c) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
7/24 at 100.00 21,033,805
Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A
:
2,375 5.000%, 7/01/41 7/33 at 100.00 2,596,200
2,000 5.000%, 7/01/43 7/33 at 100.00 2,164,916
1,100 (c) Plaquemines Port, Harbor and Terminal District, Louisiana, Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf Series
2024A, 9.000%, 12/01/44
12/34 at 100.00 1,090,731

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LOUISIANA (continued)
$ 500 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40
6/30 at 100.00 $ 549,464
2,930 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25)
No Opt. Call 2,976,080
1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 1,592,841
TOTAL LOUISIANA 32,004,037
MAINE - 0.1%
4,970 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 4,828,212
1,420 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 948,383
TOTAL MAINE 5,776,595
MARYLAND - 0.4%
10,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 9,649,184
685 (c) Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43
7/30 at 102.00 663,149
8,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42
2/25 at 100.00 8,536,385
TOTAL MARYLAND 18,848,718
MASSACHUSETTS - 1.5%
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 6,533,886
3,614 (c),(e) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37
7/24 at 100.00 36,136
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E
:
1,200 5.000%, 7/01/35 7/26 at 100.00 1,220,412
5,590 5.000%, 7/01/37 7/26 at 100.00 5,675,626
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G, 5.250%, 7/01/52
7/33 at 100.00 5,343,600
4,425 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center, Green Series 2017F, 4.000%, 7/01/47
7/27 at 100.00 4,003,030
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
5,285 5.000%, 7/01/37 7/28 at 100.00 5,491,718
5,000 5.000%, 7/01/38 7/28 at 100.00 5,176,405
5,000 5.000%, 7/01/43 7/28 at 100.00 5,113,633
1,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 1,502,913
4,785 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/39
1/29 at 100.00 4,800,347
Massachusetts Port Authority, Revenue Bonds, Series 2021E
:
6,180 5.000%, 7/01/46, (AMT) 7/31 at 100.00 6,490,267
13,320 5.000%, 7/01/51, (AMT) 7/31 at 100.00 13,867,640
TOTAL MASSACHUSETTS 65,255,613

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN - 1.3%
$ 4,035 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Refunding Series 2024,
5.000%, 7/01/48
7/34 at 100.00 $ 4,229,610
3,900 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 4,146,470
3,250 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/53
1/34 at 100.00 3,577,320
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B
:
3,105 5.250%, 7/01/48 1/34 at 100.00 3,443,273
5,250 5.250%, 7/01/53 1/34 at 100.00 5,778,748
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2024A
:
1,115 (g) 4.100%, 12/01/39, (UB) 6/33 at 100.00 1,115,701
2,725 (g) 4.500%, 12/01/44, (UB) 6/33 at 100.00 2,725,874
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
7/24 at 100.00 1,250,753
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023
:
10,000 5.000%, 11/15/41 11/33 at 100.00 11,300,665
10,000 5.000%, 11/15/42 11/33 at 100.00 11,246,061
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B
:
1,550 5.000%, 12/01/33 - AGM Insured, (AMT) No Opt. Call 1,704,321
1,690 5.500%, 12/01/41 - AGM Insured, (AMT) 12/33 at 100.00 1,904,252
1,365 5.500%, 12/01/43 - AGM Insured, (AMT) 12/33 at 100.00 1,524,953
TOTAL MICHIGAN 53,948,001
MINNESOTA - 1.1%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/41
8/26 at 100.00 282,993
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
150 5.000%, 7/01/36 7/24 at 102.00 146,106
270 5.000%, 7/01/47 7/24 at 102.00 243,390
2,805 (c) Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46
7/24 at 100.00 2,717,396
Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A
:
3,295 5.000%, 7/01/41 7/31 at 100.00 3,107,600
11,160 5.000%, 7/01/56 7/31 at 100.00 9,838,396
11,605 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 12,526,281
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 445,383
16,825 (c) Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT)
7/24 at 100.00 16,573,939

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA (continued)
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A
:
$ 2,500 (d) 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 $ 2,546,041
235 (d) 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 239,328
TOTAL MINNESOTA 48,666,853
MISSISSIPPI - 0.3%
1,755 (d) Mississippi Development Bank, Special Obligation Bonds, Gulfport Water
and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM Insured,
(ETM)
No Opt. Call 1,755,000
Warren County, Mississippi, Certificates of Participation, Lease Purchase
Jail Project Series 2023
:
4,500 (g) 6.000%, 9/01/48, (UB) 9/33 at 100.00 5,148,046
6,200 (g) 6.000%, 9/01/53, (UB) 9/33 at 100.00 7,017,635
TOTAL MISSISSIPPI 13,920,681
MISSOURI - 1.9%
3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series 2006,
5.250%, 7/01/27 - AGM Insured
No Opt. Call 3,367,575
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/39, (AMT)
3/29 at 100.00 5,174,130
18,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 18,369,576
3,630 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 3,460,442
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/39
5/26 at 100.00 1,970,017
15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 15,116,372
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
2,500 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 2,667,380
8,025 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 8,381,621
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Series 2010A
:
5,000 0.000%, 7/15/31 - AGC Insured No Opt. Call 3,796,081
7,000 0.000%, 7/15/32 - AGC Insured No Opt. Call 5,089,734
6,250 0.000%, 7/15/33 - AGC Insured No Opt. Call 4,347,317
7,000 0.000%, 7/15/34 - AGC Insured No Opt. Call 4,664,589
6,000 0.000%, 7/15/35 - AGC Insured No Opt. Call 3,822,127
2,000 0.000%, 7/15/36 - AGC Insured No Opt. Call 1,212,577
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/24 at 100.00 334,880
1,267 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
7/24 at 100.00 519,470
TOTAL MISSOURI 82,293,888

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MONTANA - 0.1%
$ 4,385 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 $ 4,400,576
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 1,924,824
TOTAL MONTANA 6,325,400
NEBRASKA - 0.8%
7,500 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 7,854,754
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024C
:
6,500 (g) 4.550%, 9/01/44, (UB) 3/33 at 100.00 6,532,044
17,500 (g) 4.800%, 9/01/54, (UB) 3/33 at 100.00 17,664,259
TOTAL NEBRASKA 32,051,057
NEVADA - 0.3%
Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A
:
1,965 5.000%, 9/01/42 9/27 at 100.00 1,997,986
1,150 5.000%, 9/01/47 9/27 at 100.00 1,163,069
7,160 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 6/01/43
6/28 at 100.00 7,517,684
4,765 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT)
8/29 at 100.00 476,500
TOTAL NEVADA 11,155,239
NEW HAMPSHIRE - 0.3%
12,000 (c) New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Covenant Health Group Series 2023, 4.000%, 7/01/37
1/33 at 100.00 10,805,858
TOTAL NEW HAMPSHIRE 10,805,858
NEW JERSEY - 1.8%
9,090 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29, (Pre-refunded
12/15/26)
12/26 at 100.00 9,597,031
5,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 5,187,571
2,255 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
7/24 at 101.00 2,274,896
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A
:
1,000 5.000%, 9/01/37 3/33 at 100.00 1,110,542
1,825 5.000%, 9/01/39 3/33 at 100.00 2,010,027
2,000 5.000%, 9/01/41 3/33 at 100.00 2,189,520
1,200 5.000%, 9/01/42 3/33 at 100.00 1,308,597
1,265 5.000%, 9/01/43 3/33 at 100.00 1,373,002
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021
:
1,250 3.000%, 7/01/38 - BAM Insured 7/31 at 100.00 1,140,169
4,110 3.000%, 7/01/41 - BAM Insured 7/31 at 100.00 3,597,213

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 15,300 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call $ 8,283,496
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
7/24 at 100.00 19,559,945
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 4,549,203
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
5,500 5.000%, 6/15/44 12/28 at 100.00 5,681,520
4,000 5.000%, 6/15/50 12/28 at 100.00 4,096,731
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call 3,274,454
TOTAL NEW JERSEY 75,233,917
NEW MEXICO - 0.0%
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 647,254
TOTAL NEW MEXICO 647,254
NEW YORK - 16.4%
1,835 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 6.400%,
2/01/43
2/33 at 100.00 1,886,039
2,710 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 2,488,645
Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A
:
315 4.500%, 6/01/27 7/24 at 103.00 317,347
250 5.000%, 6/01/35 7/24 at 103.00 256,711
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1
:
1,790 (c) 5.250%, 6/01/40 12/30 at 100.00 1,769,007
4,800 (c) 5.500%, 6/01/55 12/30 at 100.00 4,489,546
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,300 (c) 5.000%, 6/01/40 12/30 at 100.00 1,250,249
3,035 (c) 5.000%, 6/01/55 12/30 at 100.00 2,625,535
8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 8,175,624
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017
:
100 (c) 5.000%, 12/01/34 6/27 at 100.00 92,707
300 (c) 5.000%, 12/01/36 6/27 at 100.00 271,129
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2024A
:
11,000 5.250%, 3/15/48 3/34 at 100.00 12,237,965
3,750 5.250%, 3/15/52 3/34 at 100.00 4,149,098
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/40
9/28 at 100.00 5,260,867
7,395 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 7,630,411

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 3,800 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 2, 5.000%, 3/15/35
9/28 at 100.00 $ 4,032,847
7,885 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/41
7/26 at 100.00 7,565,443
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B
:
595 4.760%, 2/01/27 No Opt. Call 588,863
1,255 5.570%, 2/01/41 2/30 at 100.00 1,215,868
1,365 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 1,369,415
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.530%, 2/01/40
2/30 at 100.00 971,503
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
475 4.050%, 2/01/31 2/30 at 100.00 446,880
885 4.450%, 2/01/41 2/30 at 100.00 744,579
1,560 4.600%, 2/01/51 2/30 at 100.00 1,224,924
6,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/41
9/26 at 100.00 6,657,214
5,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2016B-1, 5.000%, 11/15/36
11/26 at 100.00 5,159,981
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
10,000 4.750%, 11/15/45 5/30 at 100.00 10,268,824
11,000 (g) 5.250%, 11/15/55, (UB) 5/30 at 100.00 11,577,468
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014
:
300 5.000%, 7/01/24 No Opt. Call 300,000
210 5.000%, 7/01/26 7/24 at 100.00 210,128
New York City Housing Development Corp
:
3,040 (g) 4.650%, 11/01/49, (UB) No Opt. Call 3,052,200
1,585 (g) 4.750%, 11/01/54, (UB) No Opt. Call 1,597,675
New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Series 2024A-1
:
2,000 4.550%, 11/01/44 5/32 at 100.00 2,008,770
2,350 (g) 4.750%, 11/01/54, (UB) 5/32 at 100.00 2,368,792
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
3,000 (e) 2.300%, 10/01/37 7/24 at 100.00 1,920,000
1,000 (e) 2.350%, 10/01/46 7/24 at 100.00 640,000
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 1,021,660
20,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series CC-1, 5.250%, 6/15/54
6/34 at 100.00 22,163,990
10,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 10,496,865

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 6,110 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 $ 6,191,817
15,685 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series A-3, 5.000%, 8/01/41
8/27 at 100.00 16,199,821
8,130 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1, 5.250%, 8/01/40
8/32 at 100.00 9,172,294
2,950 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 3,348,135
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024G-1
:
20,000 5.000%, 5/01/47 5/34 at 100.00 21,864,404
5,000 5.250%, 5/01/51 5/34 at 100.00 5,558,198
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024F-1
:
3,995 5.000%, 2/01/46 2/34 at 100.00 4,378,365
6,000 5.000%, 2/01/47 2/34 at 100.00 6,547,658
3,540 5.000%, 2/01/48 2/34 at 100.00 3,852,124
7,730 5.000%, 2/01/49 2/34 at 100.00 8,392,506
7,540 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 8,093,046
3,350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/35 - BAM Insured
3/31 at 100.00 3,157,859
6,700 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
D-1, 5.250%, 5/01/42
5/32 at 100.00 7,461,323
New York City, New York, General Obligation Bonds, Fiscal 2024 Series A
:
1,455 5.000%, 8/01/41 8/33 at 100.00 1,622,388
2,570 5.000%, 8/01/42 8/33 at 100.00 2,852,191
1,250 5.000%, 8/01/43 8/33 at 100.00 1,380,018
9,895 5.000%, 8/01/44 8/33 at 100.00 10,879,442
3,650 5.000%, 8/01/45 8/33 at 100.00 3,996,706
3,215 New York City, New York, General Obligation Bonds, Fiscal 2024 Series C,
5.250%, 3/01/53
3/34 at 100.00 3,551,438
New York City, New York, General Obligation Bonds, Fiscal 2024 Series D
:
9,145 5.500%, 4/01/46 4/34 at 100.00 10,460,784
7,925 5.250%, 4/01/54 4/34 at 100.00 8,754,055
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 258
:
4,590 (g) 4.450%, 10/01/44, (UB) 4/33 at 100.00 4,599,899
5,505 (g) 4.600%, 10/01/49, (UB) 4/33 at 100.00 5,441,639
4,700 (g) 4.650%, 10/01/54, (UB) 4/33 at 100.00 4,672,309
New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A
:
1,000 5.250%, 11/15/40 - AGM Insured 11/33 at 100.00 1,160,690
1,000 5.250%, 11/15/41 - AGM Insured 11/33 at 100.00 1,153,971
500 5.250%, 11/15/42 - AGM Insured 11/33 at 100.00 573,665
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A
:
16,000 5.000%, 3/15/41 9/32 at 100.00 17,807,338
5,615 5.000%, 3/15/42 9/32 at 100.00 6,222,208
New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Empire Bidding Group 4 Series 2023A
:
10,450 5.000%, 3/15/42 9/33 at 100.00 11,706,018
9,570 5.000%, 3/15/44 9/33 at 100.00 10,624,023

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 1,375 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 $ 1,242,032
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
8,120 4.000%, 7/01/36 - AGM Insured, (AMT) 7/24 at 100.00 7,992,059
5,000 5.000%, 7/01/41, (AMT) 7/24 at 100.00 5,000,052
3,210 5.000%, 7/01/46, (AMT) 7/24 at 100.00 3,209,843
8,045 5.250%, 1/01/50, (AMT) 7/24 at 100.00 8,045,217
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
3,200 5.250%, 8/01/31, (AMT) 8/30 at 100.00 3,396,206
9,275 5.375%, 8/01/36, (AMT) 8/30 at 100.00 9,881,854
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2024
:
9,765 5.250%, 6/30/49, (AMT) 6/33 at 100.00 10,207,678
11,690 5.500%, 6/30/54, (AMT) 6/33 at 100.00 12,399,483
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
2,000 5.500%, 6/30/38, (AMT) 6/31 at 100.00 2,183,343
780 5.500%, 6/30/42 - AGM Insured, (AMT) 6/31 at 100.00 849,638
16,725 5.000%, 6/30/49 - AGM Insured, (AMT) 6/31 at 100.00 17,345,937
3,220 6.000%, 6/30/54, (AMT) 6/31 at 100.00 3,538,334
8,115 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 8,403,647
12,640 5.375%, 6/30/60, (AMT) 6/31 at 100.00 13,055,348
1,100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 1,083,744
10,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/32, (AMT)
1/28 at 100.00 10,326,859
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
14,690 5.000%, 10/01/35, (AMT) 10/30 at 100.00 15,453,526
4,000 5.000%, 10/01/40, (AMT) 10/30 at 100.00 4,164,187
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
6,200 6.000%, 4/01/35, (AMT) 4/31 at 100.00 7,012,166
10,965 5.625%, 4/01/40, (AMT) 4/31 at 100.00 11,931,215
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
7,790 5.000%, 12/01/35, (AMT) 12/33 at 100.00 8,547,735
1,750 5.000%, 12/01/36, (AMT) 12/33 at 100.00 1,915,321
2,000 5.000%, 12/01/38, (AMT) 12/33 at 100.00 2,173,147
6,505 5.000%, 12/01/40, (AMT) 12/33 at 100.00 7,021,240
5,000 5.000%, 12/01/43, (AMT) 12/33 at 100.00 5,334,666
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty-Fourth Series 2024
:
1,355 5.000%, 7/15/45 7/34 at 100.00 1,506,899
2,000 5.000%, 7/15/46 7/34 at 100.00 2,217,092
5,215 5.000%, 7/15/49 7/34 at 100.00 5,729,413

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 35,960 5.000%, 7/15/54 7/34 at 100.00 $ 39,262,437
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
5,000 5.000%, 7/15/34, (AMT) 7/33 at 100.00 5,481,545
1,250 5.000%, 7/15/35, (AMT) 7/33 at 100.00 1,369,120
1,820 5.000%, 7/15/36, (AMT) 7/33 at 100.00 1,988,640
1,625 5.000%, 7/15/40, (AMT) 7/33 at 100.00 1,749,681
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1
:
3,495 5.000%, 11/15/44 11/33 at 100.00 3,860,690
5,645 5.000%, 11/15/45 11/33 at 100.00 6,214,149
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate
Bond Certified Series 2023C
:
7,500 5.000%, 11/15/37 11/33 at 100.00 8,523,979
2,140 5.250%, 11/15/39 11/33 at 100.00 2,479,642
7,340 5.250%, 11/15/40 11/33 at 100.00 8,446,690
10,000 5.000%, 11/15/41 11/33 at 100.00 11,198,248
6,465 5.250%, 11/15/42 11/33 at 100.00 7,371,343
2,050 5.000%, 11/15/43 11/33 at 100.00 2,275,785
18,530 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2024B-2, 5.250%, 5/15/54
5/34 at 100.00 20,552,679
13,050 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.000%, 5/15/54
5/34 at 100.00 14,209,396
Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2023TE-1
:
3,865 5.000%, 12/15/40 6/34 at 100.00 4,478,819
2,885 5.000%, 12/15/41 6/34 at 100.00 3,319,525
1,760 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 1,986,730
TOTAL NEW YORK 698,118,080
NORTH CAROLINA - 0.1%
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
715 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 779,202
855 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 924,090
1,000 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 848,983
TOTAL NORTH CAROLINA 2,552,275
NORTH DAKOTA - 0.3%
10,770 (g) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.550%, 7/01/44, (UB)
7/33 at 100.00 10,809,300
TOTAL NORTH DAKOTA 10,809,300
OHIO - 0.9%
5,195 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon Secours Mercy
Health, Inc., Series 2020A, 4.000%, 12/01/40
6/30 at 100.00 5,088,832
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 1,407,194

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO (continued)
$ 1,860 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 $ 1,717,238
3,770 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 3,752,308
5,000 (c) Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 4,675,402
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 5,995,877
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A
:
1,000 (g) 4.350%, 9/01/44, (UB) 9/33 at 100.00 1,003,727
2,075 (g) 4.650%, 9/01/54, (UB) 9/33 at 100.00 2,059,490
3,750 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC
- Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 -
AGM Insured, (AMT)
6/25 at 100.00 3,766,473
8,585 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 8,987,049
TOTAL OHIO 38,453,590
OKLAHOMA - 1.7%
2,140 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/37
9/27 at 100.00 2,164,995
Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Series 2019
:
1,500 4.000%, 9/01/45 9/29 at 100.00 1,232,692
4,665 5.000%, 9/01/45 9/29 at 100.00 4,625,188
1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior Lien
Thirty-Third Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 1,490,643
8,550 Oklahoma County, Oklahoma, Finance Authority, Educational Facilities
Lease Revenue Bonds, Choctaw-Nicoma Park Public Schools Project,
Series 2023, 5.000%, 9/01/41
9/32 at 100.00 9,189,130
14,195 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 14,604,392
34,700 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2023, 5.500%, 1/01/53
1/32 at 100.00 38,330,453
TOTAL OKLAHOMA 71,637,493
OREGON - 0.5%
2,910 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Columbia Memorial Hospital Project, Series 2024, 5.250%, 8/01/54
2/34 at 100.00 3,081,474
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A
:
1,855 (d) 5.400%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 1,861,683
1,600 (d) 5.500%, 10/01/49, (Pre-refunded 10/01/24) 10/24 at 100.00 1,606,156
175 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
7/24 at 100.00 177,320
12,450 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 12,889,528
TOTAL OREGON 19,616,161

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA - 4.5%
$ 315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
7/24 at 100.00 $ 315,123
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
1,000 5.250%, 1/01/36 - AGM Insured, (AMT) 1/33 at 100.00 1,114,726
1,000 5.250%, 1/01/37 - AGM Insured, (AMT) 1/33 at 100.00 1,109,030
1,000 5.250%, 1/01/38 - AGM Insured, (AMT) 1/33 at 100.00 1,104,126
1,250 5.250%, 1/01/40 - AGM Insured, (AMT) 1/33 at 100.00 1,362,527
2,000 5.500%, 1/01/41 - AGM Insured, (AMT) 1/33 at 100.00 2,232,769
2,155 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 2,127,507
10,665 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 11,174,732
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53 - AGM Insured
8/30 at 100.00 6,904,628
Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B
:
4,860 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 4,019,019
6,300 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 6,040,057
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
770 5.000%, 1/01/38 1/25 at 100.00 771,354
625 (d) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 628,657
150 (d) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 150,878
9,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 9,226,072
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A
:
4,000 4.000%, 9/01/36 9/28 at 100.00 3,988,006
5,445 5.000%, 9/01/43 9/28 at 100.00 5,588,572
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019,
4.000%, 9/01/37
9/29 at 100.00 996,000
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A
:
1,860 (d) 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 1,878,116
1,310 (d) 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 1,322,759
8,750 Northampton County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2016A, 4.000%, 8/15/34
8/26 at 100.00 8,685,356
2,410 (c),(e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40
6/30 at 100.00 241
2,410 (c),(e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT)
6/30 at 100.00 241
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 1,653,606

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 1,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding
Series 2009C, 5.250%, 12/01/37, (Mandatory Put 6/01/27)
6/26 at 100.00 $ 1,010,331
5,000 Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package
One Project, Series 2022, 5.500%, 6/30/40, (AMT)
12/32 at 100.00 5,466,805
3,750 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/38, (AMT)
6/26 at 100.00 3,786,285
4,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 3,816,576
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
7/24 at 100.00 3,349,820
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A
:
6,780 (g) 4.450%, 10/01/44, (UB) 10/32 at 100.00 6,835,561
2,730 (g) 4.600%, 10/01/49, (UB) 10/32 at 100.00 2,718,414
1,310 (g) 4.650%, 10/01/51, (UB) 10/32 at 100.00 1,320,343
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-145A
:
4,545 (g) 4.750%, 10/01/49, (UB) 4/33 at 100.00 4,567,892
4,545 (g) 4.800%, 10/01/51, (UB) 4/33 at 100.00 4,588,919
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 3,359,333
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 7,465,252
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
140 5.250%, 12/01/41 12/32 at 100.00 156,462
1,490 5.250%, 12/01/42 12/32 at 100.00 1,659,842
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 15,838,684
25,430 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1, 5.000%, 6/01/42
6/27 at 100.00 26,088,484
1,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 3.000%, 12/01/42
12/30 at 100.00 1,264,473
Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018
:
2,500 5.000%, 5/01/36 5/28 at 100.00 2,642,561
2,250 5.000%, 5/01/37 5/28 at 100.00 2,375,300
1,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 4.000%, 5/01/42
11/27 at 100.00 718,047
2,230 (c) Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50
12/27 at 100.00 2,126,547
Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017
:
2,000 5.000%, 7/01/29 7/27 at 100.00 2,030,676
7,450 5.000%, 7/01/30 7/27 at 100.00 7,559,281
4,415 5.000%, 7/01/31 7/27 at 100.00 4,474,824
3,315 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/33, (AMT)
7/27 at 100.00 3,413,803

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 2,595 The Hospitals and Higher Education Facilities Authority of Philadelphia,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/33
7/27 at 100.00 $ 2,629,803
TOTAL PENNSYLVANIA 193,658,420
PUERTO RICO - 1.7%
2,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42
7/31 at 100.00 1,879,882
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
7,164 4.550%, 7/01/40 7/28 at 100.00 7,198,588
118,500 0.000%, 7/01/51 7/28 at 30.01 27,882,043
15,339 5.000%, 7/01/58 7/28 at 100.00 15,342,299
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,004,828
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
14,500 4.000%, 7/01/37 7/31 at 103.00 14,000,118
5,000 4.000%, 7/01/41 7/31 at 103.00 4,676,897
TOTAL PUERTO RICO 71,984,655
SOUTH CAROLINA - 0.3%
South Carolina Jobs-Economic Development Authority, Health Care
Facilities Revenue Bonds, Novant Health Group, Series 2024A
:
1,485 5.500%, 11/01/48 5/34 at 100.00 1,668,569
1,660 5.500%, 11/01/49 5/34 at 100.00 1,856,657
3,650 5.500%, 11/01/50 5/34 at 100.00 4,076,759
1,400 5.500%, 11/01/54 5/34 at 100.00 1,555,283
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/43
5/28 at 100.00 2,570,595
TOTAL SOUTH CAROLINA 11,727,863
SOUTH DAKOTA - 0.0%
910 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 918,792
TOTAL SOUTH DAKOTA 918,792
TENNESSEE - 2.3%
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 2,321,168
Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A
:
500 5.000%, 10/01/34 10/24 at 100.00 500,753
1,575 5.000%, 10/01/44 10/24 at 100.00 1,568,930
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 435,061
4,200 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/36
7/28 at 100.00 4,365,136
4,870 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%,
12/01/25
No Opt. Call 4,954,342
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Series 2018A
:
2,740 5.000%, 4/01/41 10/28 at 100.00 2,812,218
145 (d) 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 154,604

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE (continued)
Johnson City Health and Educational Facilities Board, Tennessee, Hospital
Revenue Refunding and Improvement Bonds, Johnson City Medical
Center, Series 1998C
:
$ 2,025 (d) 5.125%, 7/01/25 - NPFG Insured, (ETM) 7/24 at 100.00 $ 2,083,395
9,570 (d) 5.250%, 7/01/28 - NPFG Insured, (ETM) 7/24 at 100.00 9,892,605
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
2,000 4.000%, 4/01/36 4/27 at 100.00 1,876,016
310 5.000%, 4/01/36 4/27 at 100.00 314,046
Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A
:
2,955 5.000%, 1/01/36 1/27 at 100.00 3,023,467
5,000 5.000%, 1/01/42 1/27 at 100.00 5,067,740
130 (e) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call 115,462
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
2,930 5.000%, 7/01/38 - AGM Insured 1/34 at 100.00 3,278,650
2,500 5.000%, 7/01/39 - AGM Insured 1/34 at 100.00 2,783,827
275 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 303,864
2,990 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 3,284,013
4,000 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 4,371,993
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023
:
1,320 5.000%, 5/01/42 5/33 at 100.00 1,414,987
2,000 5.000%, 5/01/43 5/33 at 100.00 2,133,228
515 (c) Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52
6/26 at 100.00 516,042
3,965 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/40
7/26 at 100.00 4,019,853
385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 390,252
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University, Series 2023A
:
10,805 5.000%, 7/01/28 No Opt. Call 11,417,156
11,625 5.000%, 7/01/33 No Opt. Call 13,021,389
490 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26
7/24 at 100.00 490,714
Nashville Metropolitan Development and Housing Agency, Tennessee, Tax
increment Bonds, Fifth & Broadway Development Project, Series 2018
:
460 (c) 4.500%, 6/01/28 No Opt. Call 458,381
570 (c) 5.125%, 6/01/36 6/28 at 100.00 577,862
1,100 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Residential Care Facility Mortgage Revenue Bonds, The Village  at
Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 1,035,613
2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 2,170,273

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE (continued)
$ 5,090 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 5.000%, 2/01/27
No Opt. Call $ 5,170,222
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41
7/24 at 100.00 500,222
TOTAL TENNESSEE 96,823,484
TEXAS - 6.5%
4,510 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/44, (AMT)
11/29 at 100.00 4,653,243
3,600 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020E, 5.000%, 1/01/45
1/30 at 100.00 3,776,951
Chambers County Justice Center Public Facilities Corporation, Texas,
Lease Revenue Bonds, Series 2024
:
4,275 5.500%, 6/01/49 6/33 at 100.00 4,678,557
7,275 5.500%, 6/01/55 6/33 at 100.00 7,912,151
2,525 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
8/24 at 100.00 2,528,593
1,250 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
8/24 at 100.00 1,253,165
5,500 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34
12/24 at 100.00 5,432,069
9,700 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 9,634,581
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
1,000 5.000%, 11/01/27, (AMT) No Opt. Call 1,038,557
3,635 5.000%, 11/01/28, (AMT) No Opt. Call 3,820,957
11,725 5.000%, 11/01/29, (AMT) No Opt. Call 12,427,242
2,645 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/42
2/33 at 100.00 2,888,562
2,970 Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation,
Combination Tax Tax Increment Reinvestment Zone 1, Subordinate Lien
Series 2021A, 4.000%, 7/15/40 - BAM Insured
7/31 at 100.00 2,906,546
2,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
7/24 at 100.00 2,000,053
Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2023
:
795 5.250%, 8/01/33, (AMT) 2/33 at 100.00 863,758
1,185 5.000%, 8/01/35, (AMT) 2/33 at 100.00 1,266,873
1,000 5.250%, 8/01/37, (AMT) 2/33 at 100.00 1,084,698
795 5.250%, 8/01/38, (AMT) 2/33 at 100.00 857,512
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
7/24 at 100.00 8,397,510
4,750 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 4,806,582
Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series
2024A
:
12,820 5.250%, 8/15/49 8/34 at 100.00 14,325,686
12,615 5.250%, 8/15/54 8/34 at 100.00 13,998,256
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
2,750 0.000%, 11/15/36 - NPFG Insured 11/24 at 49.42 1,334,767

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 6,300 0.000%, 11/15/37 - NPFG Insured 11/24 at 46.55 $ 2,879,157
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
5,720 5.000%, 7/01/34 - AGM Insured, (AMT) 7/33 at 100.00 6,269,189
2,675 5.000%, 7/01/35 - AGM Insured, (AMT) 7/33 at 100.00 2,929,408
2,500 5.250%, 7/01/39 - AGM Insured, (AMT) 7/33 at 100.00 2,752,177
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014
:
2,560 5.000%, 9/01/32 9/24 at 100.00 2,564,972
335 5.000%, 9/01/34 9/24 at 100.00 335,594
Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015
:
1,360 5.000%, 8/15/30 8/25 at 100.00 1,369,661
1,280 5.000%, 8/15/35 8/25 at 100.00 1,286,889
Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023
:
10,000 (g) 4.250%, 2/15/53, (UB) 2/33 at 100.00 9,991,871
3,190 5.500%, 2/15/58 - AGM Insured 2/33 at 100.00 3,541,741
4,025 Love Field Airport Modernization Corporation, Texas, Special Facilities
Revenue Bonds, Southwest Airlines Company - Love Field Modernization
Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
7/24 at 100.00 4,025,501
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2018, 5.000%, 5/15/48
5/28 at 100.00 1,858,322
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series
2016
:
665 5.000%, 11/01/46 7/24 at 103.00 544,210
805 5.000%, 11/01/51 7/24 at 103.00 641,149
570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 424,025
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.500%, 1/01/43
1/25 at 100.00 669,226
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 9,685,989
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
8,410 5.250%, 1/01/42 1/28 at 103.00 8,030,182
2,915 5.500%, 1/01/57 1/28 at 103.00 2,735,265
6,625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
7/24 at 100.00 6,320,693
10,000 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 9,512,500
10,880 (d) North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45, (Pre-
refunded 9/01/31)
9/31 at 100.00 13,263,619

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 1,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2024A, 5.125%, 1/01/44, (AMT)
1/32 at 104.00 $ 1,002,611
Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A
:
655 5.000%, 2/01/29 7/24 at 100.00 648,531
1,805 5.000%, 2/01/34 7/24 at 100.00 1,779,922
385 5.125%, 2/01/39 7/24 at 100.00 382,068
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 663,789
3,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 3,056,932
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
1,750 5.375%, 6/30/37, (AMT) 6/28 at 103.00 1,905,698
1,360 5.375%, 6/30/39, (AMT) 6/28 at 103.00 1,471,885
1,000 5.500%, 6/30/40, (AMT) 6/28 at 103.00 1,084,602
580 5.500%, 6/30/43, (AMT) 6/28 at 103.00 624,423
Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016
:
10,115 5.000%, 12/31/40, (AMT) 12/25 at 100.00 10,180,177
1,000 5.000%, 12/31/50, (AMT) 12/25 at 100.00 1,006,077
5,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 5,106,234
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
1,680 4.000%, 12/31/37 12/30 at 100.00 1,687,193
1,750 4.000%, 6/30/38 12/30 at 100.00 1,753,403
1,300 4.000%, 6/30/39 12/30 at 100.00 1,297,138
1,500 4.000%, 12/31/39 12/30 at 100.00 1,496,620
3,690 4.000%, 6/30/40 12/30 at 100.00 3,672,415
15,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37
8/24 at 100.00 15,011,587
1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series 2015,
6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 1,040,952
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series 2015,
6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 1,147,079
Waco, Texas, Certificates of Obligation, Combination Tax & Revenue Series
2024A
:
5,000 5.000%, 2/01/49 2/34 at 100.00 5,441,036
12,370 5.250%, 2/01/54 2/34 at 100.00 13,615,049
TOTAL TEXAS 278,593,630
UTAH - 1.1%
740 (c) Black Desert Public Infrastructure District, Washington County, Utah,
Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024,
5.625%, 12/01/53
6/29 at 103.00 760,873
3,500 Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2, 4.000%, 6/01/41
9/26 at 103.00 3,061,823

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTAH (continued)
$ 2,600 (c) Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51
2/26 at 103.00 $ 1,890,530
19,115 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 19,421,534
13,165 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/37, (AMT)
7/28 at 100.00 13,630,684
1,700 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/41, (AMT)
7/33 at 100.00 1,874,216
Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C
:
1,750 (g) 4.450%, 1/01/44, (UB) 1/33 at 100.00 1,764,808
3,470 (g) 4.650%, 1/01/49, (UB) 1/33 at 100.00 3,475,259
660 (g) 4.700%, 1/01/54, (UB) 1/33 at 100.00 662,470
TOTAL UTAH 46,542,197
VIRGINIA - 1.6%
6,000 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 6,386,477
4,010 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
7/24 at 100.00 3,760,323
5,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2022A, 5.000%,
2/01/40
2/32 at 100.00 5,522,393
Virginia Housing Development Authority, Rental Housing Bonds, Series
2024A
:
10,000 (g) 4.450%, 9/01/44, (UB) 9/33 at 100.00 9,938,619
4,325 (g) 4.600%, 9/01/49, (UB) 9/33 at 100.00 4,331,849
8,500 (g) 4.650%, 9/01/54, (UB) 9/33 at 100.00 8,552,363
2,070 Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A, 5.000%, 7/01/42
7/33 at 100.00 2,307,387
2,000 (c) Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A, 5.500%, 7/01/49
7/34 at 100.00 1,785,383
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
2,180 5.000%, 12/31/47, (AMT) 6/27 at 100.00 2,214,517
13,250 5.000%, 12/31/52, (AMT) 6/27 at 100.00 13,407,890
Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A
:
4,060 4.000%, 1/01/40 7/27 at 103.00 3,936,319
5,695 4.000%, 1/01/45 7/27 at 103.00 5,326,757
TOTAL VIRGINIA 67,470,277
WASHINGTON - 2.2%
5,500 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 5,503,290
35 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call 37,794
5,590 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 5,754,951
Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019
:
10,000 5.000%, 4/01/37, (AMT) 4/29 at 100.00 10,498,913

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WASHINGTON (continued)
$ 6,995 5.000%, 4/01/38, (AMT) 4/29 at 100.00 $ 7,305,875
Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016
:
4,000 5.000%, 12/01/32 12/26 at 100.00 4,031,944
1,120 5.000%, 12/01/37 12/26 at 100.00 1,122,025
3,630 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 3,536,198
2,960 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 2,960,019
6,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 6,022,938
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
3,090 5.000%, 8/15/33 8/27 at 100.00 3,151,823
5,955 5.000%, 8/15/34 8/27 at 100.00 6,070,854
2,695 5.000%, 8/15/35 8/27 at 100.00 2,744,653
Washington State Housing Finance Commission, Nonprofit Refunding
Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016
:
1,155 (c) 5.000%, 7/01/41 7/26 at 100.00 1,013,934
2,000 (c) 5.000%, 7/01/46 7/26 at 100.00 1,692,737
3,805 (c) 5.000%, 7/01/51 7/26 at 100.00 3,124,571
2,280 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
7/24 at 100.00 2,077,486
14,143 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call 12,676,983
4,540 Washington State, General Obligation Bonds, Various Purpose Series
2022A, 5.000%, 8/01/44
8/31 at 100.00 4,909,607
6,635 Washington State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/43
8/32 at 100.00 7,267,438
TOTAL WASHINGTON 91,504,033
WEST VIRGINIA - 0.2%
1,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/31
9/29 at 100.00 1,558,500
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
1,800 5.000%, 6/01/38 6/33 at 100.00 1,960,835
1,000 5.000%, 6/01/39 6/33 at 100.00 1,085,019
1,715 5.000%, 6/01/41 6/33 at 100.00 1,839,267
TOTAL WEST VIRGINIA 6,443,621
WISCONSIN - 3.1%
1,250 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36
2/26 at 100.00 1,241,270
815 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 5.000%, 6/15/40
6/30 at 100.00 825,865
200 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55
7/28 at 100.00 176,321

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 2,150 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46
6/26 at 100.00 $ 1,739,093
1,100 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North East Carolina Preparatory School Project, Refunding Series 2024A,
5.250%, 6/15/54
6/32 at 100.00 1,116,671
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
11 (c),(e) 0.000%, 1/01/47 No Opt. Call 289
10 (c),(e) 0.000%, 1/01/48 No Opt. Call 240
9 (c),(e) 0.000%, 1/01/49 No Opt. Call 222
9 (c),(e) 0.000%, 1/01/50 No Opt. Call 200
9 (c),(e) 0.000%, 1/01/51 No Opt. Call 186
12 (c),(e) 0.000%, 1/01/52 No Opt. Call 225
11 (c),(e) 0.000%, 1/01/53 No Opt. Call 210
11 (c),(e) 0.000%, 1/01/54 No Opt. Call 192
11 (c),(e) 0.000%, 1/01/55 No Opt. Call 178
11 (c),(e) 0.000%, 1/01/56 No Opt. Call 165
579 (c),(e) 5.500%, 7/01/56 3/28 at 100.00 441,168
12 (c),(e) 0.000%, 1/01/57 No Opt. Call 173
11 (c),(e) 0.000%, 1/01/58 No Opt. Call 159
11 (c),(e) 0.000%, 1/01/59 No Opt. Call 147
11 (c),(e) 0.000%, 1/01/60 No Opt. Call 136
11 (c),(e) 0.000%, 1/01/61 No Opt. Call 126
11 (c),(e) 0.000%, 1/01/62 No Opt. Call 116
10 (c),(e) 0.000%, 1/01/63 No Opt. Call 108
10 (c),(e) 0.000%, 1/01/64 No Opt. Call 101
10 (c),(e) 0.000%, 1/01/65 No Opt. Call 93
11 (c),(e) 0.000%, 1/01/66 No Opt. Call 93
128 (c),(e) 0.000%, 1/01/67 No Opt. Call 1,015
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
27 (c),(e) 0.000%, 1/01/46 No Opt. Call 768
27 (c),(e) 0.000%, 1/01/47 No Opt. Call 702
26 (c),(e) 0.000%, 1/01/48 No Opt. Call 660
26 (c),(e) 0.000%, 1/01/49 No Opt. Call 617
26 (c),(e) 0.000%, 1/01/50 No Opt. Call 565
28 (c),(e) 0.000%, 1/01/51 No Opt. Call 587
727 (c),(e) 3.750%, 7/01/51 3/28 at 100.00 518,580
28 (c),(e) 0.000%, 1/01/52 No Opt. Call 542
28 (c),(e) 0.000%, 1/01/53 No Opt. Call 507
27 (c),(e) 0.000%, 1/01/54 No Opt. Call 474
27 (c),(e) 0.000%, 1/01/55 No Opt. Call 443
27 (c),(e) 0.000%, 1/01/56 No Opt. Call 415
27 (c),(e) 0.000%, 1/01/57 No Opt. Call 389
26 (c),(e) 0.000%, 1/01/58 No Opt. Call 363
26 (c),(e) 0.000%, 1/01/59 No Opt. Call 343
26 (c),(e) 0.000%, 1/01/60 No Opt. Call 320
25 (c),(e) 0.000%, 1/01/61 No Opt. Call 297
25 (c),(e) 0.000%, 1/01/62 No Opt. Call 279
25 (c),(e) 0.000%, 1/01/63 No Opt. Call 261
25 (c),(e) 0.000%, 1/01/64 No Opt. Call 247
24 (c),(e) 0.000%, 1/01/65 No Opt. Call 230
24 (c),(e) 0.000%, 1/01/66 No Opt. Call 210
314 (c),(e) 0.000%, 1/01/67 No Opt. Call 2,483
1,650 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 7.000%, 8/01/43
7/24 at 100.00 1,651,339

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 $ 3,646,313
14,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42
12/27 at 100.00 13,764,636
5,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call 5,010,861
2,735 (c),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 1,641,000
2,655 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021, 4.000%, 7/01/36,
(AMT)
7/28 at 100.00 2,313,136
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
1,360 (c) 6.250%, 1/01/38 1/28 at 100.00 612,000
4,065 (c) 6.375%, 1/01/48 1/28 at 100.00 1,829,250
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 450,000
4,300 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 4,143,585
3,525 (c) Public Finance Authority, Winconsin, Tax Increment, Revenue Senior
Bonds, Miami World Center Project, Series 2024A, 5.000%, 6/01/41
6/29 at 103.00 3,570,228
Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A
:
10,050 (c) 5.000%, 6/15/38 6/26 at 100.00 10,101,297
3,360 (c) 5.000%, 6/15/48 6/26 at 100.00 3,332,724
7,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 6,968,956
1,465 (c) Public Finance Authority, Wisconsin, Tax Increment, Revenue Subordinate
Bonds, Miami, Miami World Center Project, Series 2024B, 8.000%,
6/15/42
6/29 at 103.00 1,468,847
33,500 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 - AGM
Insured
12/30 at 29.95 5,622,379
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
7/24 at 100.00 18,007,738
7,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%,
8/15/42
8/27 at 100.00 7,274,830
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Phase 2 Project, Series 2024, 5.450%, 10/01/39
10/32 at 102.00 664,284
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014
:
1,880 5.250%, 10/01/39 7/24 at 101.00 1,807,351
1,000 5.375%, 10/01/44 7/24 at 101.00 940,580
3,500 5.500%, 10/01/49 7/24 at 101.00 3,239,345
6,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 5,859,638

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 $ 4,969,814
435 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 435,524
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A
:
2,980 5.000%, 7/01/34 7/24 at 100.00 2,982,595
2,100 4.350%, 7/01/36 7/24 at 100.00 2,100,062
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014
:
5,000 5.000%, 12/01/34 7/24 at 101.00 4,884,786
4,435 5.000%, 12/01/44 7/24 at 101.00 3,945,370
4,225 5.250%, 12/01/49 7/24 at 101.00 3,798,988
TOTAL WISCONSIN 133,112,500
TOTAL MUNICIPAL BONDS
(cost $4,208,896,950) 4,269,403,958
Shares Description (a) Value
X –
COMMON STOCKS - 1.2% X 52,846,414
UTILITIES - 1.2%
6,469 (h),(i) Talen Energy Corp $ 718,188
20,588 (f),(i),(j) Vistra Vision Corporation Private Equity 52,128,226
TOTAL UTILITIES 52,846,414
TOTAL COMMON STOCKS
(cost $14,464,616) 52,846,414
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES - 0.1% X 4,199,841
$ 4,454 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A, New Hamps
3.875% 1/20/38 $ 4,199,841
TOTAL MORTGAGE-BACKED SECURITIES
(cost $4,104,721) 4,199,841
Principal
Amount (000) Description (a) Coupon (k)
Reference
Rate (k) Spread (k) Maturity (l) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (k) X 41,241
CAPITAL GOODS - 0.0%
$ 322 (e),(f) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 41,241
TOTAL CAPITAL GOODS 41,241
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $321,690) 41,241
TOTAL LONG-TERM INVESTMENTS
(cost $4,227,787,977) 4,326,491,454

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.9%
X –
MUNICIPAL BONDS - 1.9% X 80,675,000
ALABAMA - 1.0%
$ 44,020 (m) Walker County Economic and Industrial Development Authority, Solid
Waste Disposal Revenue Bonds, Alabama Power Company Plant Gorgas
Project, First Series 2023, 5.000%, 8/01/63, (AMT)
6/24 at 100.00 $ 44,020,000
TOTAL ALABAMA 44,020,000
NATIONAL - 0.7%
17,300 (c),(m) Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5029.Ticker Symbol - VMO, 5.200%, 10/09/24,
(AMT)
No Opt. Call 17,300,000
10,355 (c),(m) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM, 5.200%, 10/09/24,
(AMT)
No Opt. Call 10,355,000
TOTAL NATIONAL 27,655,000
TENNESSEE - 0.2%
9,000 (c),(m) The Sports Authority of the County of Knox and the City of Knoxville,
Tennessee Public Facility Revenue Bonds, Multi-Use Stadium Project,
Tender Option Bond Trust Series 2024-XM1156, 1.000%, 12/01/31
No Opt. Call 9,000,000
TOTAL TENNESSEE 9,000,000
TOTAL MUNICIPAL BONDS
(cost $80,675,000) 80,675,000
TOTAL SHORT-TERM INVESTMENTS
(cost $80,675,000) 80,675,000
TOTAL INVESTMENTS (cost $4,308,462,977 ) - 103.5% 4,407,166,454
BORROWINGS - (0.6)% (n) (26,514,026)
FLOATING RATE OBLIGATIONS - (4.0)% (169,375,000)
OTHER ASSETS & LIABILITIES, NET -  1.1% 47,573,763
NET ASSETS - 100% $ 4,258,851,191

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,269,317,210 $ 86,748 $ 4,269,403,958
Common Stocks 718,188 – 52,128,226 52,846,414
Mortgage-Backed Securities – 4,199,841 – 4,199,841
Variable Rate Senior Loan Interests – – 41,241 41,241
Short-Term Investments:
Municipal Bonds – 80,675,000 – 80,675,000
Total
$ 718,188 $ 4,354,192,051 $ 52,256,215 $ 4,407,166,454
All-American
Level 3
Municipal
Bonds
Variable Rate
Senior Loan
Interests Common Stocks
Balance at the beginning of period $88,159 $41,241 $45,704,843
Gains (losses):
Net realized gains (losses) 95 - -
Change in net unrealized
appreciation (depreciation) (95) - 6,423,383
Purchases at cost - - -
Sales at proceeds (1,411) - -
Net discounts (premiums) - - -
Transfers into - - -
Transfers (out of) - - -
Balance at the end of period $86,748 $41,241 $52,128,226
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $(95) $- $6,423,383
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
All-American Municipal Bonds $86,748 Expected Recovery Recovery Proceeds 100% N/A
Variable Rate Senior
Loan Interests   41,241
Probability Weighted
Expected Recovery Recovery Proceeds 12.82% N/A
Common Stocks   52,128,226 Enterprise Value EBITDA Multiples 10.50-12.50 N/A
Total $52,256,215
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $399,559,627 or 9.1% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.

(k) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(l) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(m) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(n) Borrowings as a percentage of Total Investments is 0.6%.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.

Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.3%
X –
MUNICIPAL BONDS - 95.4% X 7,155,295,110
Alabama - 1.8%
Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024B
:
$ 1,920 4.250%, 10/01/39, (WI/DD) 4/33 at 100.00 $ 1,935,438
5,090 4.550%, 10/01/44, (WI/DD) 4/33 at 100.00 5,117,214
7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding
Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 7,805,598
5,080 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 5,096,115
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 3,008,920
3,615 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 3,617,456
6,815 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 6,788,458
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 3,185,386
4,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023C, 5.500%, 10/01/54, (Mandatory Put 6/01/32)
3/32 at 100.12 4,383,324
8,285 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 8,336,888
5,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-2, 5.250%, 12/01/53, (Mandatory Put 12/01/30)
9/30 at 100.32 5,408,610
Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020
:
1,045 5.000%, 8/01/26 - AGM Insured No Opt. Call 1,071,926
1,000 5.000%, 8/01/28 - AGM Insured No Opt. Call 1,053,643
1,000 5.000%, 8/01/30 - AGM Insured No Opt. Call 1,079,177
5,500 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 5,503,890
7,420 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 7,201,275
245 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27
4/25 at 100.00 225,146
Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue
Bonds, Jackson Hospital & Clinic, Series 2015
:
2,235 5.000%, 3/01/25 No Opt. Call 2,187,689
1,725 5.000%, 3/01/26 No Opt. Call 1,644,159
8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 8,083,976
12,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32)
1/32 at 100.22 12,873,870
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 9,946,897

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alabama (continued)
$ 1,820 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53, (Mandatory
Put 12/01/29)
9/29 at 100.10 $ 1,951,441
15,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 15,589,695
345 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call 342,900
4,250 (c) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 4,267,667
10,000 West Jefferson, Alabama, Industrial Development Board Pollution Control
Revenue Bonds, Alabama Power Company, Refunding Series 1998,
3.650%, 6/01/28, (Mandatory Put 1/21/09)
1/09 at 100.00 9,947,725
Total Alabama 137,654,483
Alaska - 0.0%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 1,462,296
1,575 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 5.000%, 6/01/28
No Opt. Call 1,651,694
Total Alaska 3,113,990
Arizona - 1.3%
980 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2020C.
Forward Delivery, 5.000%, 8/01/26
No Opt. Call 1,016,419
3,000 Arizona Industrial Development Authority, Single Family Mortgage
Revenue Bonds, Series 2024A, 4.500%, 4/01/44
4/33 at 100.00 3,004,129
Arizona State, Certificates of Participation, Refunding Series 2019A
:
5,705 (d) 5.000%, 10/01/26, (ETM) No Opt. Call 5,938,954
16,880 (d) 5.000%, 10/01/27, (ETM) No Opt. Call 17,906,427
1,330 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 1,338,219
2,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
4.000%, 6/01/49, (AMT), (Mandatory Put 6/01/29)
2/29 at 100.00 2,013,550
22,745 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 23,358,747
775 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call 782,233
2,400 Maricopa County and Phoenix City Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024C, 4.625%,
9/01/44
3/33 at 100.00 2,411,576
890 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41
7/31 at 100.00 816,641
1,950 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39
7/29 at 100.00 1,987,977
450 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 5.000%, 9/01/27
No Opt. Call 469,040

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 5,055 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48, (Mandatory Put
10/18/24)
No Opt. Call $ 5,072,626
2,915 (e) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.450%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
7/24 at 100.00 2,913,480
2,570 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, El Paso Electric Company, Refunding Series 2009A,
3.600%, 2/01/40
6/29 at 100.00 2,312,648
Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan
Economic Educational Development Fund, Refunding Series 2020B
:
3,615 5.000%, 8/01/26 - AGM Insured No Opt. Call 3,737,512
4,220 5.000%, 8/01/27 - AGM Insured No Opt. Call 4,439,131
3,975 5.000%, 8/01/28 - AGM Insured No Opt. Call 4,247,437
Paradise Valley Unified School District No. 69, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project of 2019, Series
2022D
:
625 5.000%, 7/01/36 7/32 at 100.00 703,939
675 5.000%, 7/01/37 7/32 at 100.00 755,431
Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series 2024A
:
1,200 5.000%, 7/01/36 - AGM Insured 7/33 at 100.00 1,368,944
750 5.000%, 7/01/37 - AGM Insured 7/33 at 100.00 852,739
5,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A, 4.000%,
12/01/33
6/25 at 100.00 4,975,531
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
1,235 5.000%, 12/01/32 No Opt. Call 1,314,752
1,120 5.000%, 12/01/37 No Opt. Call 1,221,028
185 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1. TEMPS
-85, 1.500%, 12/01/27
7/24 at 100.00 176,109
Total Arizona 95,135,219
Arkansas - 0.8%
3,140 (c) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 3,234,083
1,165 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 1,219,858
14,355 (c) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 14,183,666
1,785 (c) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT)
9/27 at 103.00 1,777,098
11,415 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 11,726,820
Arkansas Development Finance Authority, Single Family Mortgage
Revenue Bonds, Mortgage-Backed Securities Program, Series 2024A
:
470 4.100%, 7/01/39 7/33 at 100.00 470,678
2,190 4.450%, 7/01/44 7/33 at 100.00 2,193,183

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arkansas (continued)
$ 1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
7/24 at 100.00 $ 1,000,913
Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
:
2,305 2.000%, 6/01/29 12/26 at 100.00 2,055,201
2,500 2.000%, 6/01/30 12/26 at 100.00 2,172,638
2,905 2.000%, 6/01/31 12/26 at 100.00 2,455,528
2,280 Little Rock, Arkansas, General Obligation Bonds, Capital Improvement
Series 2022A, 3.875%, 2/01/43
2/28 at 100.00 2,280,649
Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds,
Series 2014
:
1,610 5.000%, 7/01/26 7/24 at 100.00 1,611,577
1,500 5.000%, 7/01/28 7/24 at 100.00 1,501,428
1,935 5.000%, 7/01/29 7/24 at 100.00 1,936,843
1,005 5.000%, 7/01/30 7/24 at 100.00 1,005,957
4,595 5.000%, 7/01/34 7/24 at 100.00 4,599,412
Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014
:
2,175 5.000%, 12/01/25 12/24 at 100.00 2,186,610
1,820 5.000%, 12/01/27 12/24 at 100.00 1,827,858
University of Arkansas, Fayetteville, Various Facilities Revenue Bonds,
Refunding & Improvement Series 2019A
:
1,245 5.000%, 11/01/34 5/29 at 100.00 1,342,379
1,260 5.000%, 11/01/35 5/29 at 100.00 1,357,457
Total Arkansas 62,139,836
California - 4.0%
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 5,272,156
5,240 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30)
8/30 at 100.12 5,732,771
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A
:
1,430 5.000%, 6/01/30 No Opt. Call 1,544,993
1,310 5.000%, 6/01/32 6/30 at 100.00 1,414,007
635 5.000%, 6/01/33 6/30 at 100.00 684,819
350 4.000%, 6/01/34 6/30 at 100.00 358,263
2,190 4.000%, 6/01/36 6/30 at 100.00 2,231,255
3,000 4.000%, 6/01/38 6/30 at 100.00 3,027,962
1,580 4.000%, 6/01/40 6/30 at 100.00 1,580,634
California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A
:
1,205 5.000%, 8/15/35 8/27 at 100.00 1,247,118
1,345 5.000%, 8/15/36 8/27 at 100.00 1,390,286
970 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 975,350
17,351 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-2, 3.750%, 3/25/35
No Opt. Call 17,311,187
2,851 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call 2,649,565

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 5,810 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.950%,
1/01/50, (AMT), (Mandatory Put 1/30/25)
7/24 at 100.00 $ 5,811,227
4,135 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Academy of Sciences, San Francisco, Series 2024A,
3.250%, 8/01/29
8/28 at 100.00 4,058,933
6,200 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020B-2, 3.000%, 10/01/47,
(Mandatory Put 10/01/26)
4/26 at 101.17 6,136,891
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
5,950 3.250%, 12/31/32 - AGM Insured, (AMT) 6/28 at 100.00 5,467,633
4,000 5.000%, 12/31/33, (AMT) 6/28 at 100.00 4,133,652
5,000 5.000%, 12/31/34, (AMT) 6/28 at 100.00 5,166,290
California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT)
:
2,590 (c) 5.000%, 7/01/34, (AMT) 7/33 at 100.00 2,898,332
2,500 (c) 5.000%, 7/01/35, (AMT) 7/33 at 100.00 2,777,184
2,500 (c) 5.000%, 7/01/36, (AMT) 7/33 at 100.00 2,760,964
6,055 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 6,033,712
24,490 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 24,336,678
12,330 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call 12,167,895
5,425 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 5,453,811
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
1,500 (c) 5.000%, 12/01/27 6/26 at 100.00 1,523,106
2,695 (c) 5.000%, 12/01/31 6/26 at 100.00 2,742,529
4,200 (c) 5.000%, 12/01/36 6/26 at 100.00 4,268,312
6,180 (c) 5.000%, 12/01/41 6/26 at 100.00 6,245,006
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
885 (c) 5.000%, 12/01/28 6/28 at 100.00 914,990
2,530 (c) 5.000%, 12/01/33 6/28 at 100.00 2,622,124
3,790 (c) 5.250%, 12/01/38 6/28 at 100.00 3,941,558
450 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call 487,582
6 (f),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 6,105
270 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2003D, 5.000%, 5/01/33, (Mandatory Put 11/01/29)
No Opt. Call 292,549
2,585 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2004M, 5.000%, 4/01/38, (Mandatory Put 11/01/29)
No Opt. Call 2,800,887

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 6,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-1,
3.000%, 6/01/48
6/31 at 100.00 $ 4,323,091
6,605 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.000%, 7/01/43
7/32 at 100.00 5,304,763
4,250 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1, 2.650%,
12/01/46
12/31 at 100.00 3,448,079
5,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 3,661,719
El Dorado Union High School District, El Dorado County, California,
General Obligation Bonds, Series 2020
:
1,430 5.000%, 8/01/33 - AGM Insured 8/27 at 100.00 1,514,169
2,200 5.000%, 8/01/34 - AGM Insured 8/27 at 100.00 2,330,271
7,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 861,147
4,125 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 4,276,326
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call 1,208,328
Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C
:
1,000 5.000%, 9/01/30 9/24 at 100.00 1,002,169
1,015 5.000%, 9/01/32 9/24 at 100.00 1,017,194
465 5.000%, 9/01/34 9/24 at 100.00 465,926
930 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 - AGM
Insured
7/24 at 100.00 930,355
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27
No Opt. Call 1,824,001
7,415 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/26, (AMT)
No Opt. Call 7,610,648
2,340 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Refunding Series 2024A, 5.000%, 7/01/26
No Opt. Call 2,426,990
Los Angeles, California, Special Tax Bonds, Community Facilities District 4,
Playa Vista Phase I, Series 2014
:
1,060 5.000%, 9/01/24 No Opt. Call 1,062,044
1,240 5.000%, 9/01/25 9/24 at 100.00 1,243,041
1,010 5.000%, 9/01/26 9/24 at 100.00 1,012,287
400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM Insured
9/25 at 100.00 408,769
5,440 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
5.875%, 8/01/28
2/28 at 100.00 5,998,928
10,635 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call 11,218,423
8,465 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call 8,929,380

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 $ 9,143,734
5,355 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/34
No Opt. Call 3,768,510
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 - AGM
Insured
10/24 at 100.00 2,357,884
Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B
:
2,115 0.000%, 10/01/34 No Opt. Call 1,430,242
2,000 0.000%, 10/01/36 No Opt. Call 1,243,337
5,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023A, 5.000%,
5/01/27, (AMT)
No Opt. Call 5,161,599
3,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2024A, 5.000%,
5/01/29, (AMT)
No Opt. Call 3,173,954
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
5,075 (d) 5.000%, 1/15/29, (Pre-refunded 1/15/25) 1/25 at 100.00 5,125,862
21,270 (d) 5.000%, 1/15/34, (Pre-refunded 1/15/25) 1/25 at 100.00 21,483,168
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A
:
845 6.250%, 7/01/24 No Opt. Call 845,000
505 (d) 6.250%, 7/01/24, (ETM) No Opt. Call 505,000
3,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 3,158,860
Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A
:
1,540 5.000%, 7/01/24 No Opt. Call 1,540,000
1,415 5.000%, 7/01/25 No Opt. Call 1,424,127
1,450 3.250%, 7/01/27 7/25 at 100.00 1,383,277
1,435 3.500%, 7/01/28 7/25 at 100.00 1,390,618
1,355 3.750%, 7/01/29 7/25 at 100.00 1,320,112
2,500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call 2,574,202
Total California 297,575,850
Colorado - 2.8%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 2,714,560
Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A
:
3,015 5.500%, 12/01/32 12/28 at 100.00 3,316,767
1,250 5.500%, 12/01/33 12/28 at 100.00 1,373,139
8,575 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29
7/24 at 102.00 8,491,167
1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 1,052,069
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 8,691,607

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 505 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 3.750%,
7/01/26
No Opt. Call $ 498,028
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Regis University Project, Refunding Series 2016
:
1,910 5.000%, 10/01/25 No Opt. Call 1,900,497
1,235 5.000%, 10/01/30 10/25 at 100.00 1,220,569
1,715 3.125%, 10/01/31 10/25 at 100.00 1,487,134
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/37
11/29 at 100.00 5,362,114
2,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, 5.000%, 11/15/59,
(Mandatory Put 11/15/29)
No Opt. Call 2,264,877
3,235 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018B, 5.000%,
11/15/48, (Mandatory Put 11/20/25)
No Opt. Call 3,289,213
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
4,010 5.000%, 8/01/25 No Opt. Call 4,073,375
4,700 5.000%, 8/01/36 8/29 at 100.00 5,011,594
12,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 12,444,626
33,615 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 34,274,526
17,720 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.000%, 12/01/34
No Opt. Call 20,207,908
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/40
12/27 at 103.00 1,918,250
14,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 11,558,944
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/36
1/30 at 100.00 1,009,985
2,755 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 1,895,862
6,510 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 4,387,004
14,130 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 7,713,142
1,025 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
7/24 at 100.00 1,013,383
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
1,705 5.750%, 11/15/34, (AMT) 11/32 at 100.00 1,996,328
830 5.750%, 11/15/35, (AMT) 11/32 at 100.00 972,927
5,140 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/35, (AMT)
12/28 at 100.00 5,353,807
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B
:
1,290 5.000%, 11/15/26, (AMT) No Opt. Call 1,325,462
3,590 5.000%, 11/15/27, (AMT) No Opt. Call 3,730,153

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 8,645 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
7/24 at 100.00 $ 8,645,935
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
1,500 5.000%, 12/01/31 12/26 at 100.00 1,533,389
500 5.000%, 12/01/32 12/26 at 100.00 510,755
645 5.000%, 12/01/33 12/26 at 100.00 658,418
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
1,795 (c) 5.250%, 12/01/39 7/24 at 103.00 1,808,736
345 (c) 5.250%, 12/01/39 7/24 at 103.00 347,640
4,695 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2024A, 5.000%, 9/01/40
9/34 at 100.00 5,227,922
5,900 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 5,800,809
1,040 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/35
3/26 at 103.00 912,420
3,945 (h) Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 0.000%, 12/01/42
12/27 at 81.99 2,381,446
245 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36
12/25 at 103.00 222,254
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 693,594
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
600 5.000%, 1/15/28 No Opt. Call 624,856
550 5.000%, 7/15/28 No Opt. Call 576,203
750 5.000%, 1/15/29 No Opt. Call 790,806
500 5.000%, 7/15/29 No Opt. Call 530,635
555 5.000%, 1/15/30 No Opt. Call 592,144
445 5.000%, 7/15/30 No Opt. Call 477,497
1,035 5.000%, 1/15/31 No Opt. Call 1,116,452
3,400 4.000%, 7/15/40 No Opt. Call 3,348,197
Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A
:
2,100 4.500%, 12/01/32 3/27 at 103.00 1,935,453
9,095 5.000%, 12/01/42 3/27 at 103.00 8,473,280
1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 - AGC
Insured
12/25 at 100.00 921,694
600 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 4,
Series 2024A, 6.125%, 12/01/39
6/29 at 103.00 620,338
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 641,529
1,025 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 1,008,285
Total Colorado 210,949,704

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut - 1.6%
$ 4,250 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2015A, 5.000%, 7/01/35, (WI/
DD)
No Opt. Call $ 5,085,446
4,515 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 4,493,060
640 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 642,560
1,965 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53, (Mandatory
Put 1/01/25)
10/24 at 100.93 1,972,528
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
1,785 5.000%, 7/01/33 7/29 at 100.00 1,828,824
4,730 4.000%, 7/01/34 7/29 at 100.00 4,667,047
10,000 4.000%, 7/01/35 7/29 at 100.00 9,837,885
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1
:
700 4.000%, 7/01/26 No Opt. Call 700,542
925 4.000%, 7/01/27 No Opt. Call 928,381
775 4.000%, 7/01/28 No Opt. Call 778,392
600 4.000%, 7/01/29 No Opt. Call 603,564
14,360 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 2.800%, 7/01/48, (Mandatory Put 2/10/26)
No Opt. Call 14,157,849
10,410 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put 7/01/26)
No Opt. Call 10,059,517
5,920 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2024B, 1.000%, 7/01/49, (Mandatory
Put 7/01/29), (WI/DD)
1/29 at 100.76 6,361,292
1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 1,159,379
2,020 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 1,801,937
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 1,321,657
5,570 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 4,723,149
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1
:
5,195 2.450%, 5/15/38 5/29 at 100.00 4,268,440
3,795 3.500%, 11/15/45 5/29 at 100.00 3,718,786
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 3,759,352
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 2,142,831
10,265 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 7,328,719
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 8,100,795
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 16,674,883

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 2,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Sustainability Green Series 2024D-1, 4.550%, 11/15/44
5/33 at 100.00 $ 2,031,846
Connecticut State, General Obligation Bonds, Refunding Series 2023B
:
1,335 5.000%, 8/01/25 No Opt. Call 1,360,669
2,000 5.000%, 8/01/26 No Opt. Call 2,074,734
Total Connecticut 122,584,064
Delaware - 0.3%
18,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 17,502,001
1,950 Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024A, 4.450%, 7/01/44
1/33 at 100.00 1,952,704
Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024B
:
1,325 4.200%, 7/01/39 7/33 at 100.00 1,334,821
1,295 4.600%, 7/01/44 7/33 at 100.00 1,310,212
Total Delaware 22,099,738
District of Columbia - 1.7%
3,645 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
7/24 at 100.00 3,645,318
143,565 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
7/24 at 26.02 34,213,377
5,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Subordinate Lien Series 2015B, 5.250%, 10/01/44
10/25 at 100.00 5,071,134
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding First Senior Lien Series 2019A
:
1,250 5.000%, 10/01/33 10/28 at 100.00 1,327,635
2,770 5.000%, 10/01/34 10/28 at 100.00 2,945,896
1,625 5.000%, 10/01/36 10/28 at 100.00 1,724,389
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2014A
:
11,500 5.000%, 10/01/28, (AMT) 10/24 at 100.00 11,538,813
2,595 5.000%, 10/01/31, (AMT) 10/24 at 100.00 2,603,758
1,910 5.000%, 10/01/32, (AMT) 10/24 at 100.00 1,916,446
15,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 15,050,625
4,915 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015B, 5.000%, 10/01/35, (AMT)
10/25 at 100.00 4,967,693
5,575 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call 5,737,448
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A, 5.000%, 10/01/31, (AMT)
10/29 at 100.00 5,287,139
8,300 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call 8,611,606
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A
:
2,460 5.000%, 10/01/33, (AMT) 10/32 at 100.00 2,669,747
5,000 5.000%, 10/01/34, (AMT) 10/32 at 100.00 5,426,076
2,440 5.000%, 10/01/35, (AMT) 10/32 at 100.00 2,644,461
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2024A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 3,620 5.000%, 10/01/27, (AMT), (WI/DD) No Opt. Call $ 3,754,813
5,795 5.000%, 10/01/28, (AMT), (WI/DD) No Opt. Call 6,071,633
2,835 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 5.000%, 7/15/27
No Opt. Call 2,991,871
Total District of Columbia 128,199,878
Florida - 3.8%
11,195 Broward County School Board, Florida, Certificates of Participation, Series
2022A, 5.000%, 7/01/26
No Opt. Call 11,567,153
Broward County, Florida, Airport System Revenue Bonds, Series 2015A
:
10,000 5.000%, 10/01/34, (AMT) 10/25 at 100.00 10,115,642
15,135 5.000%, 10/01/35, (AMT) 10/25 at 100.00 15,297,259
5,500 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/34, (AMT)
10/29 at 100.00 5,787,902
3,315 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call 3,100,594
Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017
:
1,410 2.500%, 9/01/24 - AGM Insured No Opt. Call 1,404,650
1,405 2.750%, 9/01/25 - AGM Insured No Opt. Call 1,381,576
900 2.750%, 9/01/26 - AGM Insured No Opt. Call 882,964
545 3.000%, 9/01/27 - AGM Insured No Opt. Call 533,573
Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series
2015
:
9,685 5.000%, 10/01/32 10/25 at 100.00 9,818,335
7,325 5.000%, 10/01/33 10/25 at 100.00 7,425,845
4,195 (c) Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/35
7/26 at 100.00 4,176,818
215 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%,
6/15/27
6/26 at 100.00 216,626
1,155 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35
6/27 at 100.00 1,187,042
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
4,975 (c) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 7/24 at 100.00 5,297,852
22,000 5.000%, 7/01/38, (AMT) 7/32 at 100.00 22,903,527
12,690 5.000%, 7/01/41, (AMT) 7/32 at 100.00 13,155,916
11,000 5.000%, 7/01/44 - AGM Insured, (AMT) 7/32 at 100.00 11,592,755
3,570 5.250%, 7/01/47, (AMT) 7/32 at 100.00 3,692,092
14,850 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 15,114,885
23,220 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 24,077,547
Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Nova Southeastern University Project, Refunding Series 2016
:
1,355 5.000%, 4/01/32 4/26 at 100.00 1,381,076
1,885 5.000%, 4/01/33 4/26 at 100.00 1,920,387
6,015 5.000%, 4/01/34 4/26 at 100.00 6,120,432
4,290 5.000%, 4/01/35 4/26 at 100.00 4,365,189

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 715 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 $ 675,690
1,915 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 1,915,257
4,470 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 3,843,693
7,890 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 5,578,057
1,495 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 1,536,658
10,180 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015E, 4.000%, 6/01/34
6/25 at 100.00 10,186,810
5,355 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 5,362,015
3,375 Hillsborough County, Florida, Solid Waste and Resource Recovery
Revenue Bonds, Refunding Series 2016A, 4.000%, 9/01/34, (AMT)
9/26 at 100.00 3,368,935
5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call 5,344,423
6,020 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 6,069,899
5,060 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 5,199,567
Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Refunding Series 2014B
:
2,830 5.000%, 7/01/24 No Opt. Call 2,830,000
2,175 5.000%, 7/01/27 7/24 at 100.00 2,176,537
Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A
:
5,000 5.000%, 10/01/32, (AMT) 10/24 at 100.00 5,006,431
11,000 5.000%, 10/01/35, (AMT) 10/24 at 100.00 11,013,553
7,645 Orange County Health Facilities Authority Revenue Bonds, Florida,
Presbyterian Retirement Communities Obligated Group Project, Series
2023A, 4.000%, 8/01/36
8/30 at 103.00 7,649,436
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A
:
4,000 5.000%, 11/01/32 - AGM Insured 11/27 at 100.00 4,160,419
2,015 5.000%, 11/01/34 - AGM Insured 11/27 at 100.00 2,088,797
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 1,031,606
2,525 (d) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 2,537,945
2,190 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call 2,018,069
585 (c) Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41
5/31 at 100.00 505,505
2,500 School Board of Duval County, Florida, Certificates of Participation, Series
2022A, 5.000%, 7/01/24
No Opt. Call 2,500,000
Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A
:
315 (c) 4.000%, 6/15/36 6/31 at 100.00 299,713

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 425 (c) 4.000%, 6/15/41 6/31 at 100.00 $ 381,283
4,840 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 4,949,656
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 1,111,231
Total Florida 281,858,822
Georgia - 2.3%
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
6,000 5.000%, 7/01/33, (AMT) No Opt. Call 6,574,697
7,000 5.000%, 7/01/34, (AMT) 7/33 at 100.00 7,683,307
7,000 5.000%, 7/01/35, (AMT) 7/33 at 100.00 7,676,950
1,000 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Power Company Vogtle Plant, First Series 2013, 3.375%,
11/01/53, (Mandatory Put 3/12/27)
No Opt. Call 993,050
1,625 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2013A,
1.500%, 1/01/40, (Mandatory Put 2/03/25)
No Opt. Call 1,586,823
3,670 (c) Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series 2021B.
TEMPS-80, 2.250%, 10/01/28
7/24 at 100.00 3,304,725
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2018A
:
1,315 3.600%, 12/01/33 6/27 at 100.00 1,294,625
1,235 3.850%, 12/01/38 6/27 at 100.00 1,196,033
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019A
:
2,940 3.050%, 12/01/34 6/28 at 100.00 2,719,604
4,000 3.350%, 12/01/39 6/28 at 100.00 3,619,095
8,285 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 7,027,083
4,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 3,186,197
960 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2023A, 4.150%, 12/01/38
6/32 at 100.00 972,192
4,230 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2024A, 4.450%, 12/01/44, (WI/DD)
6/33 at 100.00 4,237,961
5,765 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 5,678,647
Georgia State, General Obligation Bonds, Series 2015A
:
5,000 4.000%, 2/01/32 2/25 at 100.00 5,009,512
5,000 4.000%, 2/01/33 2/25 at 100.00 5,009,436
Gwinnett County School District, Georgia, General Obligation Bonds,
Sales Tax Series 2022B
:
10,000 5.000%, 8/01/25 No Opt. Call 10,192,277
7,565 5.000%, 8/01/26 No Opt. Call 7,852,335
26,605 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 26,617,970
3,665 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 3,681,056
10,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 10,690,783

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 12,160 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 $ 12,754,045
18,400 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 18,167,452
5,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 5,306,400
4,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 4,278,510
2,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2024B, 5.000%, 12/01/54, (Mandatory Put 3/01/32)
12/31 at 100.24 2,650,618
Total Georgia 169,961,383
Guam - 0.2%
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024A
:
400 5.000%, 7/01/26 No Opt. Call 410,874
450 5.000%, 7/01/27 No Opt. Call 468,417
800 5.000%, 7/01/28 No Opt. Call 843,489
1,250 5.000%, 7/01/30 No Opt. Call 1,349,134
1,095 5.000%, 7/01/35 7/34 at 100.00 1,212,562
1,450 5.000%, 7/01/36 7/34 at 100.00 1,610,439
1,350 5.000%, 7/01/37 7/34 at 100.00 1,495,160
630 5.000%, 7/01/38 7/34 at 100.00 694,296
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024B
:
500 5.000%, 7/01/25 No Opt. Call 506,845
650 5.000%, 7/01/26 No Opt. Call 667,671
500 5.000%, 7/01/27 No Opt. Call 520,463
1,000 5.000%, 7/01/28 No Opt. Call 1,054,361
1,000 5.000%, 7/01/29 No Opt. Call 1,067,398
1,100 5.000%, 7/01/30 No Opt. Call 1,187,238
Total Guam 13,088,347
Hawaii - 0.7%
13,280 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 8,676,942
8,670 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 7,081,911
Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A
:
5,515 5.000%, 7/01/26 7/25 at 100.00 5,591,230
4,510 5.000%, 7/01/27 7/25 at 100.00 4,564,347
7,050 5.000%, 7/01/28 7/25 at 100.00 7,135,611
7,825 5.000%, 7/01/29 7/25 at 100.00 7,921,015
14,190 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call 12,941,525
Total Hawaii 53,912,581
Idaho - 0.5%
310 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities
Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 300,338
1,455 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 1,387,795

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Idaho (continued)
$ 2,360 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project,
Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 $ 2,527,570
1,100 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
7/24 at 100.00 1,091,029
1,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39
7/26 at 100.00 996,900
895 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 755,100
5,770 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A, 4.450%, 1/01/44
1/33 at 100.00 5,818,825
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 11,945,899
14,190 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51
12/26 at 103.00 13,039,140
Total Idaho 37,862,596
Illinois - 9.4%
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 4,703,263
Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series
2016
:
942 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 922,493
1,028 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 989,471
947 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 908,699
Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series
2016
:
932 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 912,700
1,395 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 1,342,717
1,423 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 1,365,447
29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 30,999,160
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017
:
1,860 5.000%, 4/01/33 4/27 at 100.00 1,914,885
1,000 5.000%, 4/01/42 4/27 at 100.00 1,017,543
1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 1,196,046
10,900 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42
12/27 at 100.00 11,810,240
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
:
3,125 5.000%, 12/01/27 No Opt. Call 3,222,374
12,385 5.000%, 12/01/30 12/27 at 100.00 12,712,737
2,600 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 2,661,269
2,700 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 2,762,750
8,925 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 9,110,135
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A
:
1,000 5.000%, 12/01/33 12/28 at 100.00 1,033,857

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,500 5.000%, 12/01/35 12/28 at 100.00 $ 1,544,192
2,300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24
No Opt. Call 2,308,224
2,545 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/26
No Opt. Call 2,289,728
3,930 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019B, 5.000%, 12/01/33
12/29 at 100.00 4,087,922
19,585 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 21,105,246
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
3,000 5.000%, 12/01/30 No Opt. Call 3,178,598
11,110 5.500%, 12/01/31 No Opt. Call 12,197,042
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 6,177,041
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A
:
5,720 5.000%, 1/01/33 1/25 at 100.00 5,740,011
4,225 5.000%, 1/01/34 1/25 at 100.00 4,239,778
6,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/37
1/29 at 100.00 6,374,105
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 4.500%, 1/01/48
1/31 at 100.00 1,000,075
3,320 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.250%, 1/01/38
1/32 at 100.00 3,584,323
17,865 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 18,590,669
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
4,470 5.000%, 1/01/25 No Opt. Call 4,492,731
2,045 5.000%, 1/01/26 No Opt. Call 2,079,889
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
4,740 5.000%, 1/01/29 - BAM Insured No Opt. Call 4,973,375
7,965 5.000%, 1/01/30 - BAM Insured No Opt. Call 8,453,620
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2024A
:
715 5.000%, 1/01/26 No Opt. Call 727,221
1,100 5.000%, 1/01/27 No Opt. Call 1,129,498
1,250 5.000%, 1/01/28 No Opt. Call 1,297,880
1,500 5.000%, 1/01/29 No Opt. Call 1,570,693
3,440 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/41
11/30 at 100.00 3,343,154
4,010 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/39
12/32 at 100.00 4,550,485
Effingham and Clay Counties Community Unit School District Number 40,
Effingham,  Illinois, General Obligation Bonds, School Series 2019A
:
1,000 4.000%, 12/01/30 - BAM Insured 12/27 at 100.00 1,020,965
1,000 4.000%, 12/01/34 - BAM Insured 12/27 at 100.00 1,012,224
1,395 4.000%, 12/01/35 - BAM Insured 12/27 at 100.00 1,404,259
1,455 4.000%, 12/01/36 - BAM Insured 12/27 at 100.00 1,460,777
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call 495,493

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding
Series 2017
:
$ 1,018 3.000%, 3/01/26 - BAM Insured No Opt. Call $ 1,007,109
1,048 3.150%, 3/01/27 - BAM Insured 3/26 at 100.00 1,034,466
5,675 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call 5,688,489
6,215 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call 6,394,761
8,330 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 8,349,860
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39
8/27 at 100.00 6,347,386
2,105 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series
2016, 5.000%, 3/01/30
3/26 at 100.00 2,153,826
Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C
:
2,365 3.625%, 2/15/32 2/27 at 100.00 2,288,426
10,000 3.750%, 2/15/34 2/27 at 100.00 9,694,391
30,010 4.000%, 2/15/41 2/27 at 100.00 29,347,235
1,505 (d) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 1,525,277
70 (d) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 70,943
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
475 (d) 5.000%, 9/01/26, (Pre-refunded 9/01/24) 9/24 at 100.00 475,956
1,205 (d) 5.000%, 9/01/27, (Pre-refunded 9/01/24) 9/24 at 100.00 1,207,426
775 (d) 5.000%, 9/01/29, (Pre-refunded 9/01/24) 9/24 at 100.00 776,560
2,450 (d) 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 2,454,932
3,015 (d) 4.625%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 3,019,219
7,055 (d) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 7,069,201
Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series
2019
:
2,505 5.000%, 4/01/31 4/29 at 100.00 2,623,322
1,300 5.000%, 4/01/32 4/29 at 100.00 1,357,025
4,500 5.000%, 4/01/34 4/29 at 100.00 4,701,616
7,610 5.000%, 4/01/36 4/29 at 100.00 7,937,435
5,395 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call 5,420,426
Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital,
Refunding Series 2016A
:
2,410 (d) 5.000%, 7/01/33, (Pre-refunded 7/01/26) 7/26 at 100.00 2,490,588
3,170 (d) 5.000%, 7/01/34, (Pre-refunded 7/01/26) 7/26 at 100.00 3,276,002
5,000 (d) 5.000%, 7/01/35, (Pre-refunded 7/01/26) 7/26 at 100.00 5,167,195
Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A
:
1,000 5.000%, 11/15/27 11/25 at 100.00 1,014,549
1,890 5.000%, 11/15/28 11/25 at 100.00 1,917,135
2,000 5.000%, 11/15/29 11/25 at 100.00 2,027,512
2,265 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
7/24 at 100.00 2,252,253
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
2,215 5.000%, 8/15/35 8/25 at 100.00 2,231,265
5,750 5.000%, 8/15/44 8/25 at 100.00 5,779,450
Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C
:

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,545 5.000%, 3/01/32 3/27 at 100.00 $ 1,579,961
2,750 5.000%, 3/01/33 3/27 at 100.00 2,813,204
1,650 5.000%, 3/01/34 3/27 at 100.00 1,689,786
1,815 4.000%, 3/01/35 3/27 at 100.00 1,743,877
3,125 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 3,252,712
3,285 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 3,321,899
5,070 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021B, 5.000%, 8/15/53, (Mandatory Put 8/15/31)
No Opt. Call 5,534,796
21,355 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 15,366,558
560 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 475,500
Illinois State, General Obligation Bonds, February Series 2014
:
4,985 5.000%, 2/01/25 7/24 at 100.00 4,989,759
4,675 5.000%, 2/01/26 7/24 at 100.00 4,679,476
6,275 5.000%, 2/01/27 7/24 at 100.00 6,280,946
Illinois State, General Obligation Bonds, June Series 2016
:
1,000 5.000%, 6/01/28 6/26 at 100.00 1,021,773
3,040 3.500%, 6/01/29 6/26 at 100.00 2,957,483
2,180 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 2,209,914
Illinois State, General Obligation Bonds, May Series 2014
:
1,500 5.000%, 5/01/27 7/24 at 100.00 1,501,308
1,000 5.000%, 5/01/28 7/24 at 100.00 1,000,708
1,800 5.000%, 5/01/32 7/24 at 100.00 1,801,218
12,200 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/26
No Opt. Call 12,596,393
5,195 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 5,414,798
Illinois State, General Obligation Bonds, November Series 2017D
:
3,155 5.000%, 11/01/25 No Opt. Call 3,213,911
3,995 3.250%, 11/01/26 No Opt. Call 3,920,468
10,100 5.000%, 11/01/26 No Opt. Call 10,429,245
20,490 5.000%, 11/01/27 No Opt. Call 21,439,285
815 5.000%, 11/01/28 11/27 at 100.00 850,148
2,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 2,141,434
4,000 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/26
No Opt. Call 4,091,930
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 1,681,728
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A
:
2,000 5.000%, 12/01/31 1/26 at 100.00 2,036,394
11,365 5.000%, 12/01/32 1/26 at 100.00 11,573,784
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Series 2024A
:
6,000 5.000%, 1/01/36 7/34 at 100.00 6,947,639
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C
:
9,860 5.000%, 1/01/36 1/25 at 100.00 9,917,726

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 10,000 5.000%, 1/01/39 1/25 at 100.00 $ 10,047,399
12,445 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 12,535,934
7,555 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call 7,723,628
Kane County Community Unit School District 304 Geneva, Illinois, General
Obligation Bonds, Series 2007A
:
3,940 9.000%, 1/01/25 - AGM Insured No Opt. Call 4,045,540
1,220 (d) 9.000%, 1/01/25, (ETM) No Opt. Call 1,252,434
Kendall, Kane, and Will Counties Community Unit School District 308
Oswego,  Illinois, General Obligation Bonds, Refunding School Series
2016
:
5,020 5.000%, 2/01/34 2/26 at 100.00 5,097,534
3,465 5.000%, 2/01/35 2/26 at 100.00 3,515,324
LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois,
General Obligation Bonds, School Building Series 2017
:
1,140 5.000%, 12/01/24 - BAM Insured No Opt. Call 1,145,137
1,485 5.000%, 12/01/30 - BAM Insured 12/26 at 100.00 1,543,791
1,165 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 1,210,847
1,645 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 1,708,960
1,725 5.000%, 12/01/33 - BAM Insured 12/26 at 100.00 1,787,192
1,815 5.000%, 12/01/34 - BAM Insured 12/26 at 100.00 1,877,026
LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series
2019
:
1,845 4.000%, 12/01/27 No Opt. Call 1,878,972
1,925 4.000%, 12/01/28 12/27 at 100.00 1,961,287
1,560 4.000%, 12/01/29 12/27 at 100.00 1,589,487
Madison County Community Unit School District 7 Edwardsville, Illinois,
General Obligation Bonds, Series 2017A
:
2,430 5.000%, 12/01/28 12/25 at 100.00 2,466,081
2,500 5.000%, 12/01/29 12/25 at 100.00 2,535,396
1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/31 - AGM Insured
11/26 at 100.00 1,550,699
4,380 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 4,099,976
1,905 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/51
No Opt. Call 469,948
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
1,810 (h) 0.000%, 12/15/37 No Opt. Call 1,356,121
9,045 (h) 0.000%, 12/15/42 6/38 at 100.00 6,613,891
6,000 (h) 0.000%, 12/15/47 6/38 at 100.00 4,275,562
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 1,057,937
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
9,580 0.000%, 12/15/29 - NPFG Insured No Opt. Call 7,695,248
3,970 0.000%, 6/15/30 9/23 at 67.44 3,118,836
15,000 0.000%, 12/15/40 - AGM Insured No Opt. Call 7,471,271
Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds,
Series 2018
:
377 3.100%, 3/01/26 - BAM Insured No Opt. Call 373,153
440 3.200%, 3/01/27 - BAM Insured No Opt. Call 429,495

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 304 3.300%, 3/01/28 - BAM Insured 3/27 at 100.00 $ 295,538
519 3.450%, 3/01/30 - BAM Insured 3/27 at 100.00 506,251
380 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 365,533
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
325 5.000%, 10/01/27 - BAM Insured No Opt. Call 337,201
650 5.000%, 10/01/28 - BAM Insured No Opt. Call 679,917
2,270 Peroia Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series 2011,
0.000%, 12/01/24
No Opt. Call 2,226,966
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM Insured
7/24 at 100.00 1,491,746
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017
:
8,985 (d) 5.000%, 6/01/25, (ETM) No Opt. Call 9,106,922
3,040 (d) 5.000%, 6/01/27, (Pre-refunded 6/01/26) 6/26 at 100.00 3,131,387
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017
:
1,283 3.700%, 3/01/29 - BAM Insured 3/27 at 100.00 1,278,441
1,073 3.800%, 3/01/30 - BAM Insured 3/27 at 100.00 1,071,442
2,187 4.000%, 3/01/33 - BAM Insured 3/27 at 100.00 2,209,917
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Second Lien Series 2020A
:
2,425 5.000%, 1/01/36 1/30 at 100.00 2,605,958
2,435 5.000%, 1/01/37 - BAM Insured 1/30 at 100.00 2,617,471
2,935 Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project,
Series 2016B, 4.000%, 10/15/40
10/25 at 100.00 2,859,568
Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project, Series
2020
:
965 4.000%, 4/15/34 4/30 at 100.00 981,602
1,250 4.000%, 10/15/35 4/30 at 100.00 1,268,037
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
7,805 5.000%, 3/01/33 3/25 at 100.00 7,854,157
13,960 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 14,043,341
11,330 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 11,362,063
4,215 Will and Kendall Counties Community Consolidated School District 202
Plainfield, Illinois, General Obligation Bonds, Series 2016C, 5.000%,
1/01/25
No Opt. Call 4,242,575
5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Capital Appreciation Refunding School Series
2013B, 0.000%, 1/01/30
No Opt. Call 4,521,326
5,000 (d) Will County, Illinois, General Obligation Bonds, Alternate Revenue Source,
Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 5,112,315
Winnebago-Boone Counties School District 205 Rockford, Illinois, General
Obligation Bonds, Series 2013
:
4,070 0.000%, 2/01/25 No Opt. Call 3,968,232
3,855 0.000%, 2/01/26 No Opt. Call 3,613,356
Total Illinois 705,777,369

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 2.7%
$ 6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham
College, Refunding Series 2013A, 5.000%, 10/01/32
7/24 at 100.00 $ 5,999,889
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 3,518,989
3,070 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 2,862,175
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
1.400%, 8/01/29, (Mandatory Put 8/01/26)
8/26 at 100.00 5,754,375
4,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Southern Indiana Gas & Electric Company, Refunding Series 2013A,
4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28)
5/28 at 100.00 3,895,331
2,375 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A, 4.125%,
12/01/26
No Opt. Call 2,381,164
6,440 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019B, 2.100%, 11/01/49, (Mandatory Put 11/01/26)
5/26 at 100.00 6,116,212
12,800 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-3, 5.000%,
10/01/55, (Mandatory Put 7/01/32)
7/31 at 101.64 14,267,896
4,260 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 4,326,560
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A
:
740 5.000%, 10/01/24 No Opt. Call 742,555
1,710 5.000%, 10/01/26 10/24 at 100.00 1,716,539
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 1,039,258
11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 8,140,078
1,500 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A-1, 4.500%, 7/01/44
1/33 at 100.00 1,503,110
5,000 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024B-1, 4.650%, 7/01/44
1/33 at 100.00 5,059,558
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2019D
:
14,375 5.000%, 1/01/27, (AMT) No Opt. Call 14,777,753
4,225 5.000%, 1/01/29, (AMT) No Opt. Call 4,434,802
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2023I-2
:
3,000 5.000%, 1/01/27, (AMT) No Opt. Call 3,084,053
3,150 5.000%, 1/01/28, (AMT) No Opt. Call 3,277,991
12,580 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/26
No Opt. Call 13,038,423
Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A
:
520 5.000%, 10/01/27 10/24 at 100.00 521,831
730 5.000%, 10/01/28 10/24 at 100.00 732,314
1,035 5.000%, 10/01/29 10/24 at 100.00 1,037,916
1,360 5.000%, 10/01/31 10/24 at 100.00 1,363,285
1,215 5.000%, 10/01/33 10/24 at 100.00 1,217,904

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 4,000 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Series 2015, 4.250%,
9/01/55, (AMT), (Mandatory Put 9/01/28)
No Opt. Call $ 3,990,686
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 33,679,357
Southwest Allen Multi School Building Corporation, Allen County, Indiana,
First Mortgage Bonds, Series 2020
:
675 4.000%, 7/15/24 No Opt. Call 675,043
575 4.000%, 1/15/25 No Opt. Call 576,195
11,300 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 11,300,134
2,860 (c) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Refunding Series 2024, 4.500%, 1/01/34, (AMT)
No Opt. Call 2,947,748
Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014
:
1,040 5.000%, 2/01/25 8/24 at 100.00 1,041,223
1,025 5.000%, 2/01/26 8/24 at 100.00 1,026,333
1,805 5.000%, 2/01/27 8/24 at 100.00 1,807,271
1,800 5.000%, 2/01/29 8/24 at 100.00 1,802,265
2,700 5.000%, 2/01/31 8/24 at 100.00 2,703,398
33,305 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 33,940,822
Total Indiana 206,300,436
Iowa - 0.7%
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
3,555 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 3,728,500
1,940 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 2,050,380
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 1,713,534
7,850 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 7,763,828
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 5,396,784
2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 1,713,778
2,835 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2024C, 4.500%, 7/01/44
7/33 at 100.00 2,841,160
6,110 Iowa Finance Authority, State Revolving Fund Revenue Bonds, Green
Series 2024A, 5.000%, 8/01/34
5/34 at 100.00 7,140,867
895 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 888,948
Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Class 1 Series 2021A-2
:
800 5.000%, 6/01/27 No Opt. Call 828,882
2,100 5.000%, 6/01/28 No Opt. Call 2,202,391
1,600 5.000%, 6/01/30 No Opt. Call 1,711,726
1,605 5.000%, 6/01/31 No Opt. Call 1,732,726
1,610 5.000%, 6/01/32 6/31 at 100.00 1,738,331
1,000 5.000%, 6/01/33 6/31 at 100.00 1,078,774

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
$ 8,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 $ 8,159,321
Total Iowa 50,689,930
Kansas - 0.3%
7,950 Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B, 5.000%, 9/01/29
9/25 at 100.00 8,086,743
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B
:
5,000 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 5,496,177
3,280 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 3,483,579
2,400 (c) Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39
3/29 at 103.00 2,454,137
Total Kansas 19,520,636
Kentucky - 1.5%
Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019
:
110 4.000%, 2/01/33 2/30 at 100.00 107,915
500 4.000%, 2/01/34 2/30 at 100.00 488,489
180 4.000%, 2/01/35 2/30 at 100.00 174,986
1,110 4.000%, 2/01/36 2/30 at 100.00 1,073,891
5,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 3,859,275
21,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32, (AMT)
6/31 at 100.00 17,242,281
1,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.375%, 2/01/36
2/26 at 100.00 1,015,628
3,430 Kentucky Asset/Liability Commission, General Fund Revenue Project
Notes, Federal Highway Trust Fund, First Refunding Series 2024A, 5.000%,
9/01/26
No Opt. Call 3,555,591
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 3,258,083
1,190 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%,
6/01/46
6/25 at 100.00 1,074,719
2,465 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 2,608,758
2,650 Kentucky Housing Corporation, Single Family Mortgage Revenue Bonds,
Series 2024C, 4.400%, 7/01/44
7/33 at 100.00 2,665,590
Louisville Regional Airport Authority, Kentucky, Airport System Revenue
Bonds, Refunding Series 2014A
:
1,320 5.000%, 7/01/26, (AMT) 7/24 at 100.00 1,320,352
3,280 5.000%, 7/01/28, (AMT) 7/24 at 100.00 3,281,210
7,800 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023B, 5.000%, 10/01/47,
(Mandatory Put 10/01/29)
4/29 at 100.73 8,305,566
7,030 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 5,596,610

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016
:
$ 1,005 5.000%, 8/01/25 No Opt. Call $ 1,009,185
1,060 5.000%, 8/01/26 No Opt. Call 1,068,461
1,110 5.000%, 8/01/27 8/26 at 100.00 1,121,393
1,165 5.000%, 8/01/28 8/26 at 100.00 1,177,674
1,230 5.000%, 8/01/29 8/26 at 100.00 1,243,613
2,935 5.000%, 8/01/37 8/26 at 100.00 2,959,671
15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/01/29)
No Opt. Call 13,922,052
8,405 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, 5.000%, 1/01/55, (Mandatory Put 8/01/32)
5/32 at 100.21 8,881,491
5,075 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019A-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.29 5,081,285
5,895 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 5,921,189
1,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 997,285
3,335 Trimble County, Kentucky, Environmental Facilities Revenue Bonds,
Louisville Gas & Electric Company Project, Series 2023A, 4.700%, 6/01/54,
(AMT), (Mandatory Put 6/01/27)
3/27 at 100.00 3,355,075
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 4,324,594
University of Kentucky, General Receipts Bonds, Series 2018A
:
1,485 3.000%, 10/01/34 4/26 at 100.00 1,366,547
5,040 3.125%, 10/01/37 4/26 at 100.00 4,583,786
1,525 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call 1,635,707
Total Kentucky 114,277,952
Louisiana - 1.8%
Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019
:
14,510 5.000%, 12/01/34 12/29 at 100.00 14,177,133
10,900 5.000%, 12/01/39 12/29 at 100.00 10,425,554
14,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call 14,310,086
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 1,818,420
4,080 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A, 4.400%, 12/01/44
6/33 at 100.00 4,102,723
11,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 9,336,424
17,770 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 17,181,651
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
1,415 5.000%, 5/15/28 5/27 at 100.00 1,459,905

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 1,065 5.000%, 5/15/29 5/27 at 100.00 $ 1,100,264
1,185 5.000%, 5/15/30 5/27 at 100.00 1,223,643
1,755 5.000%, 5/15/31 5/27 at 100.00 1,813,127
1,120 5.000%, 5/15/32 5/27 at 100.00 1,156,198
2,695 5.000%, 5/15/46 5/27 at 100.00 2,721,864
1,000 (f) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 800,000
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016
:
1,095 5.000%, 5/15/30 5/26 at 100.00 1,116,625
25 (d) 5.000%, 5/15/30, (Pre-refunded 5/15/26) 5/26 at 100.00 25,709
3,420 5.000%, 5/15/32 5/26 at 100.00 3,482,404
35 (d) 5.000%, 5/15/32, (Pre-refunded 5/15/26) 5/26 at 100.00 35,992
3,675 5.000%, 5/15/33 5/26 at 100.00 3,739,700
40 (d) 5.000%, 5/15/33, (Pre-refunded 5/15/26) 5/26 at 100.00 41,133
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/31
5/25 at 100.00 1,010,800
5,000 Louisiana State, General Obligation Bonds, Series 2016A, 5.000%,
9/01/34
9/26 at 100.00 5,169,869
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
Louis Armstrong New Orleans International Airport, Series 2023B
:
900 5.000%, 1/01/37, (AMT) 1/33 at 100.00 976,415
980 5.000%, 1/01/39, (AMT) 1/33 at 100.00 1,050,783
1,420 5.000%, 1/01/40, (AMT) 1/33 at 100.00 1,515,069
New Orleans, Louisiana, General Obligation Bonds, Public Improvement
Series 2021A
:
5,195 5.000%, 12/01/26 No Opt. Call 5,389,577
6,015 5.000%, 12/01/29 No Opt. Call 6,488,134
New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015
:
1,020 5.000%, 12/01/24 No Opt. Call 1,026,202
480 5.000%, 12/01/25 No Opt. Call 491,371
795 5.000%, 12/01/27 12/25 at 100.00 812,714
605 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/25
7/24 at 100.00 605,655
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015
:
410 (d) 5.000%, 6/01/30, (Pre-refunded 6/01/25) 6/25 at 100.00 416,306
775 (d) 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 786,921
1,000 (d) 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 1,015,382
1,075 (d) 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 1,091,535
3,265 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30)
No Opt. Call 3,608,394
3,405 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25)
No Opt. Call 3,458,551
1,040 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 1,007,437
Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B
:
760 5.000%, 12/01/26 - AGM Insured No Opt. Call 785,072
1,475 5.000%, 12/01/29 - AGM Insured 12/28 at 100.00 1,557,612
1,500 5.000%, 12/01/30 - AGM Insured 12/28 at 100.00 1,575,489
1,795 5.000%, 12/01/32 - AGM Insured 12/28 at 100.00 1,880,329
1,630 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 1,636,334

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 6,005 3.000%, 12/01/35 - AGM Insured 12/28 at 100.00 $ 5,433,596
Total Louisiana 138,858,102
Maine - 0.6%
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A
:
4,560 4.000%, 7/01/41 7/26 at 100.00 3,977,411
5,685 4.000%, 7/01/46 7/26 at 100.00 4,658,304
840 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/37
7/30 at 100.00 846,082
Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A
:
200 5.000%, 7/01/26 - AGM Insured No Opt. Call 206,178
150 5.000%, 7/01/27 - AGM Insured No Opt. Call 157,228
240 5.000%, 7/01/28 - AGM Insured No Opt. Call 255,535
685 2.500%, 7/01/29 - AGM Insured No Opt. Call 663,062
200 5.000%, 7/01/30 - AGM Insured No Opt. Call 219,832
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 7,413,671
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 2,123,489
7,425 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 5,444,887
6,280 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 4,980,707
3,250 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 2,287,506
10,675 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 7,669,960
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 2,232,003
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2024C, 4.550%, 11/15/44, (WI/DD)
11/33 at 100.00 2,008,417
Total Maine 45,144,272
Maryland - 1.6%
Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016
:
1,270 3.250%, 1/01/31 1/26 at 100.00 1,233,171
3,365 5.000%, 1/01/37 1/26 at 100.00 3,418,390
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,760 5.000%, 9/01/27 No Opt. Call 1,756,654
2,780 5.000%, 9/01/29 9/27 at 100.00 2,771,827
1,000 5.000%, 9/01/30 9/27 at 100.00 995,198
1,365 5.000%, 9/01/31 9/27 at 100.00 1,354,190
145 5.000%, 9/01/34 9/27 at 100.00 142,319
1,500 5.000%, 9/01/39 9/27 at 100.00 1,447,378
2,800 Charles County, Maryland, General Obligation Bonds, Refunding &
Consolidated Public Improvement Series 2017, 2.400%, 10/01/29
10/27 at 100.00 2,571,572
3,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 2,590,937

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 22,335 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 9/01/39
3/29 at 100.00 $ 19,054,554
10,375 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.500%, 9/01/40
3/29 at 100.00 8,105,187
15,055 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 10,057,131
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 9,441,660
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 15,060,716
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 1,023,172
7,000 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%,
7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 7,238,343
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A
:
805 5.000%, 7/01/32 7/26 at 100.00 818,101
2,250 5.000%, 7/01/33 7/26 at 100.00 2,286,477
1,650 5.000%, 7/01/34 7/26 at 100.00 1,679,378
2,000 5.000%, 7/01/35 7/26 at 100.00 2,035,943
1,570 5.000%, 7/01/36 7/26 at 100.00 1,596,923
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 952,329
15,025 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Second Series 2020A-2, 5.000%, 8/01/25
No Opt. Call 15,305,841
7,080 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Refunding Series 2024A, 5.000%, 7/01/37
7/34 at 100.00 8,174,060
Total Maryland 121,111,451
Massachusetts - 1.4%
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
835 5.000%, 7/01/26 7/24 at 100.00 825,390
680 5.000%, 7/01/27 7/24 at 100.00 668,027
925 5.000%, 7/01/28 7/24 at 100.00 901,223
960 5.000%, 7/01/29 7/24 at 100.00 926,771
4,800 (c) Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32
7/24 at 104.00 4,783,069
1,969 (c),(f) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28
7/24 at 100.00 19,688
10,000 (d) Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 10,825,333
1,670 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 1,486,680
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
2,275 5.000%, 7/01/33 7/28 at 100.00 2,370,542

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 1,085 5.000%, 7/01/38 7/28 at 100.00 $ 1,123,280
18,095 Massachusetts Development Finance Agency, Revenue Bonds, Harvard
University, Series 2024B, 5.000%, 2/15/33
No Opt. Call 21,056,281
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G
:
415 (c) 5.000%, 7/15/32 7/30 at 100.00 417,486
320 (c) 5.000%, 7/15/33 7/30 at 100.00 321,867
300 (c) 5.000%, 7/15/34 7/30 at 100.00 301,786
270 (c) 5.000%, 7/15/35 7/30 at 100.00 271,431
135 (c) 5.000%, 7/15/36 7/30 at 100.00 135,416
145 (c) 5.000%, 7/15/37 7/30 at 100.00 145,095
Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2018L
:
1,080 5.000%, 10/01/30 10/28 at 100.00 1,119,217
1,240 5.000%, 10/01/31 10/28 at 100.00 1,283,906
1,775 5.000%, 10/01/32 10/28 at 100.00 1,835,601
Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G
:
1,130 5.000%, 7/01/35 7/31 at 100.00 1,228,914
1,045 5.000%, 7/01/36 7/31 at 100.00 1,133,592
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 3,807,729
4,245 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 3,972,715
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 1,149,464
1,650 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.000%, 12/01/39
12/28 at 100.00 1,397,885
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 1,990,606
2,100 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 2,050,290
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 2,479,335
1,900 Massachusetts Housing Finance Agency, Multifamily Housing Bonds,
Green Sustainability Series 2024A1, 4.550%, 12/01/44
6/33 at 100.00 1,906,139
7,570 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 6,440,636
2,330 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 1,734,076
4,930 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 3,612,412
4,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 3,581,077
2,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 2,271,814
1,555 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2024-234, 4.100%, 12/01/39
6/33 at 100.00 1,555,978
Massachusetts State, General Obligation Bonds, Refunding Series 2024B
:
2,800 5.000%, 11/01/37 5/34 at 100.00 3,237,299
2,800 5.000%, 11/01/38 5/34 at 100.00 3,217,813

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
7/24 at 100.00 $ 6,918,047
Total Massachusetts 104,503,910
Michigan - 2.3%
2,880 (d) Detroit Downtown Development Authority, Michigan, Tax Increment
Bonds, Development  Area 1 Projects, Refunding Series 1996B, 0.000%,
7/01/24, (ETM)
No Opt. Call 2,880,000
665 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 679,454
11,260 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/28)
No Opt. Call 9,980,572
17,335 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/28)
No Opt. Call 15,365,295
5,010 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 5,064,768
10,555 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43, (Mandatory
Put 12/01/28)
6/28 at 100.00 11,151,566
8,855 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call 8,853,487
Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1
:
1,800 5.000%, 6/01/28 No Opt. Call 1,899,995
2,500 5.000%, 6/01/33 12/30 at 100.00 2,710,789
2,435 4.000%, 6/01/34 12/30 at 100.00 2,491,959
1,000 4.000%, 6/01/35 12/30 at 100.00 1,018,116
2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 2,385,495
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 6,218,333
2,255 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 2,109,500
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 11,026,202
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 20,293,899
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 6,908,225
22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call 18,889,597
21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate Series
2008ET-2, 1.350%, 8/01/29
No Opt. Call 18,301,564
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 2,259,222

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call $ 2,287,244
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Refunding Series 2015F
:
8,125 5.000%, 12/01/28, (AMT) 12/25 at 100.00 8,228,326
3,765 5.000%, 12/01/32, (AMT) 12/25 at 100.00 3,806,645
5,295 5.000%, 12/01/33, (AMT) 12/25 at 100.00 5,353,522
5,000 5.000%, 12/01/34, (AMT) 12/25 at 100.00 5,055,057
Total Michigan 175,218,832
Minnesota - 1.2%
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
1,910 5.000%, 2/15/33 2/28 at 100.00 1,970,573
1,150 5.000%, 2/15/37 2/28 at 100.00 1,183,425
7,585 4.250%, 2/15/43 2/28 at 100.00 7,344,496
13,955 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 14,728,329
1,370 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/28
5/27 at 100.00 1,411,688
5,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2015C, 3.500%, 3/01/28
3/25 at 100.00 4,995,067
1,000 Minnesota Housing Finance Agency, 4.150%, 7/01/38, (WI/DD) 1/33 at 100.00 1,000,992
3,777 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 3,335,364
2,775 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
7/24 at 100.00 2,571,763
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B
:
6,065 2.625%, 1/01/40 7/29 at 100.00 4,943,661
6,515 3.500%, 7/01/50 7/29 at 100.00 6,406,982
5,430 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 4,282,096
4,605 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 3,308,851
4,110 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 2,997,403
9,245 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 6,948,653
4,235 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 4,267,157
6,445 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 6,244,470
White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2021A
:
2,650 2.000%, 2/01/28 2/27 at 100.00 2,428,215
3,095 2.000%, 2/01/29 2/27 at 100.00 2,783,791
4,135 2.000%, 2/01/30 2/27 at 100.00 3,655,686
Total Minnesota 86,808,662

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi - 0.3%
$ 5,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
7/24 at 100.00 $ 5,448,380
1,000 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 619,306
Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A
:
2,490 2.450%, 12/01/39 6/29 at 100.00 1,951,544
2,470 3.750%, 6/01/49 6/29 at 100.00 2,441,142
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 1,050,086
2,830 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2024A, 4.000%, 12/01/39
12/32 at 100.00 2,820,347
6,560 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2024C, 4.650%, 12/01/44
6/33 at 100.00 6,644,079
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A
:
2,000 5.000%, 10/15/37 10/28 at 100.00 2,059,111
1,590 4.000%, 10/15/38 10/28 at 100.00 1,573,793
Total Mississippi 24,607,788
Missouri - 1.1%
1,010 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
7/24 at 102.00 1,031,464
3,705 Kansas City Industrial Development Authority, Missouri, Airport Special
Obligation Bonds, Kansas City International Airport Project, Refunding
Series 2019A, 5.000%, 3/01/38, (AMT)
3/29 at 100.00 3,846,959
4,000 Ladue School District, Saint Louis County, Missouri, General Obligation
Bonds, Series 2021, 2.000%, 3/01/32
3/27 at 100.00 3,371,108
3,000 Lees Summit Industrial Development Authority, Missouri, Revenue Bonds,
John Knox Village, Series 2024A, 5.000%, 8/15/39
8/34 at 100.00 3,140,619
10,425 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 9,375,340
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 10,791,758
15,085 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 13,124,007
11,975 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call 12,045,677
1,925 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Home Ownership Loan Program Series 2024C,
4.550%, 11/01/44
5/33 at 100.00 1,932,939
3,640 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2019C,
2.750%, 11/01/39
5/29 at 100.00 3,072,620
1,500 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2020A,
2.550%, 11/01/40
5/29 at 100.00 1,190,071

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 1,015 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021A,
2.150%, 11/01/41
5/30 at 100.00 $ 729,621
4,215 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
2.000%, 11/01/41
5/30 at 100.00 2,934,835
Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015
:
5,000 4.000%, 8/01/35 8/25 at 100.00 4,915,964
5,000 4.000%, 8/01/36 8/25 at 100.00 4,923,140
1,710 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B,
5.000%, 7/01/24, (AMT)
No Opt. Call 1,710,000
980 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
7/24 at 102.00 1,001,501
Total Missouri 79,137,623
Montana - 0.4%
1,505 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38
7/28 at 100.00 1,603,277
25,675 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 21,431,436
2,675 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 2,684,502
1,000 Gallatin County School District 44 Belgrade, Montana, General Obligation
Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 1,023,189
1,045 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 2.000%, 12/01/41
6/30 at 100.00 726,793
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
2.000%, 12/01/41
12/30 at 100.00 1,199,731
Montana Board of Housing, Single Family Mortgage Bonds, Series 2024A
:
1,235 3.950%, 12/01/39 6/33 at 100.00 1,238,160
1,100 4.450%, 12/01/44 6/33 at 100.00 1,101,961
560 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 525,996
Total Montana 31,535,045
National - 0.1%
5,143 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call 4,850,658
4,718 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37
No Opt. Call 3,694,818
Total National 8,545,476
Nebraska - 1.2%
6,640 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 6,997,419
Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014
:
2,025 5.000%, 5/15/28 7/24 at 100.00 2,025,514
8,520 5.000%, 5/15/44 7/24 at 100.00 8,520,180
1,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 987,932

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska (continued)
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018
:
$ 1,250 5.000%, 7/01/24 No Opt. Call $ 1,250,000
530 5.000%, 7/01/25 No Opt. Call 534,762
750 5.000%, 7/01/26 7/25 at 100.00 755,017
200 5.000%, 7/01/27 7/25 at 100.00 201,318
835 5.000%, 7/01/28 7/25 at 100.00 840,005
485 5.000%, 7/01/29 7/25 at 100.00 487,731
1,000 5.000%, 7/01/30 7/25 at 100.00 1,004,913
180 5.000%, 7/01/33 7/25 at 100.00 180,893
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D
:
160 2.600%, 9/01/34 3/29 at 100.00 139,437
7,205 2.850%, 9/01/39 3/29 at 100.00 6,191,593
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 7,945,863
595 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 441,840
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 12,987,238
2,290 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.125%, 9/01/38
3/32 at 100.00 2,317,696
5,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Subordinated Lien Series 2014CC, 4.000%, 2/01/38
7/24 at 100.00 4,947,357
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call 1,403,135
8,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 8,051,665
1,760 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019, 4.000%, 6/15/33
6/29 at 100.00 1,788,827
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 2,102,640
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 3,562,772
Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding & Improvement
Series 2016A
:
3,660 5.250%, 2/01/28 2/27 at 100.00 3,660,075
1,355 5.250%, 2/01/29 2/27 at 100.00 1,352,531
5,885 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 3.375%, 12/15/37
6/28 at 100.00 5,692,656
Total Nebraska 86,371,009
Nevada - 0.3%
5,285 (d) Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 5,293,948
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016
:
1,695 4.000%, 9/01/32 9/26 at 100.00 1,612,140
2,205 4.000%, 9/01/35 9/26 at 100.00 2,011,874
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 3,613,813
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 2,079,434

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 1,925 (c) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28
No Opt. Call $ 1,841,159
4,000 Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra
Pacific Power Company, Refunding Series 2016B, 3.625%, 3/01/36,
(Mandatory Put 10/01/29)
No Opt. Call 3,981,121
Total Nevada 20,433,489
New Hampshire - 1.0%
16,217 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call 15,923,352
10,606 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-2 Class A, 4.000%, 10/20/36
No Opt. Call 10,223,373
6,323 National Finance Authority, New Hampshire, Municipal Certificates Social
Series 2024-1 Class A, 4.250%, 7/20/41
No Opt. Call 6,192,302
5,617 National Finance Authority, New Hampshire, Municipal Certificates Social
Series 2024-2 Class A, 3.625%, 8/20/39
No Opt. Call 5,229,062
14,000 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 4.500%,
10/01/33
No Opt. Call 14,398,230
1,145 (d) New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 1,151,668
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Concord Hospital, Series 2021A
:
1,000 4.000%, 10/01/32 4/31 at 100.00 1,010,132
1,000 4.000%, 10/01/34 4/31 at 100.00 1,011,930
1,000 4.000%, 10/01/38 4/31 at 100.00 998,393
1,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 1,010,532
1,095 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%,
10/01/34
10/26 at 100.00 1,062,099
New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2024A
:
1,515 4.050%, 7/01/39 1/33 at 100.00 1,517,197
3,225 4.500%, 7/01/44 1/33 at 100.00 3,229,530
10,440 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2024C, 4.450%, 7/01/44, (WI/DD)
1/33 at 100.00 10,439,469
Total New Hampshire 73,397,269
New Jersey - 3.6%
5,925 Bergen County Improvement Authority, New Jersey, County Guaranteed
Governmental Pooled Project Notes, Series 2024, 4.500%, 5/28/25
No Opt. Call 5,963,499
1,580 Borough of Fair Lawn, Bergen County, New Jersey, General Obligation
Bonds, General Capital and Water Utility Series 2021, 2.000%, 9/01/32
9/27 at 100.00 1,321,895
Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021
:
1,220 2.000%, 8/15/29 - BAM Insured 8/28 at 100.00 1,093,325
2,075 2.000%, 8/15/30 - BAM Insured 8/28 at 100.00 1,817,432
2,060 2.000%, 8/15/31 - BAM Insured 8/28 at 100.00 1,757,247
10,000 East Brunswick Township, Middlesex County, New Jersey, General
Obligation Bonds, General Improvement Water Utility Bond Anticipation
Notes Series 2024, 4.500%, 7/15/25, (WI/DD)
No Opt. Call 10,092,271

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 2,375 East Brunswick Township, Middlesex County, New Jersey, General
Obligation Bonds, Series 2020, 2.000%, 7/15/30
7/27 at 100.00 $ 2,091,457
East Brunswick Township, Middlesex County, New Jersey, General
Obligation Bonds, Series 2021
:
1,095 2.000%, 2/15/26 No Opt. Call 1,056,711
1,385 2.000%, 2/15/27 No Opt. Call 1,309,045
1,355 2.000%, 2/15/30 2/29 at 100.00 1,201,517
1,410 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 1,192,067
980 (d) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 985,430
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series
2019, 2.250%, 2/01/29 - BAM Insured
No Opt. Call 1,457,982
4,115 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/32
11/29 at 100.00 4,431,742
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013
:
1,350 5.000%, 1/01/28, (AMT) 7/24 at 100.00 1,351,108
2,345 5.000%, 1/01/31 - AGM Insured, (AMT) 7/24 at 100.00 2,347,511
2,000 5.375%, 1/01/43, (AMT) 7/24 at 100.00 2,001,433
7,290 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 6,939,274
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 25,268,077
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
:
700 5.000%, 6/15/26 No Opt. Call 720,799
455 5.000%, 6/15/27 No Opt. Call 475,765
430 5.000%, 6/15/28 No Opt. Call 456,180
5,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 5,071,427
37,560 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 33,080,039
4,745 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call 4,684,031
3,345 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 2,158,770
1,050 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 1,062,028
1,125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Virtua Health Inc Series 2013, 5.000%, 7/01/24
7/24 at 100.00 1,125,000
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A
:
435 3.500%, 12/01/29, (AMT) 12/26 at 100.00 428,907
1,120 3.750%, 12/01/31, (AMT) 12/26 at 100.00 1,113,144
1,145 4.000%, 12/01/32, (AMT) 12/26 at 100.00 1,139,153
480 3.750%, 12/01/33, (AMT) 12/26 at 100.00 477,062
515 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 507,119

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
$ 2,470 5.000%, 6/01/25 No Opt. Call $ 2,507,544
4,480 5.000%, 6/01/26 No Opt. Call 4,629,848
1,105 5.000%, 6/01/27 No Opt. Call 1,160,352
1,920 5.000%, 6/01/28 No Opt. Call 2,050,291
430 5.000%, 6/01/29 No Opt. Call 466,917
11,290 4.000%, 6/01/30 No Opt. Call 11,795,329
1,665 4.000%, 6/01/31 No Opt. Call 1,749,903
535 4.000%, 6/01/32 No Opt. Call 564,959
20 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/29
6/26 at 100.00 20,520
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
:
3,000 5.000%, 6/15/28 6/26 at 100.00 3,079,514
6,795 5.000%, 6/15/29 6/26 at 100.00 6,967,642
5,635 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Forward Delivery Series 2022AA, 5.000%, 6/15/33
6/32 at 100.00 6,293,602
5,020 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/42
12/31 at 100.00 4,954,225
1,830 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call 1,383,925
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
1,915 5.250%, 6/15/33 6/25 at 100.00 1,942,287
2,210 5.250%, 6/15/34 6/25 at 100.00 2,240,485
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A
:
5,030 5.000%, 12/15/25 No Opt. Call 5,136,043
420 5.000%, 12/15/26 No Opt. Call 435,914
10,230 5.000%, 12/15/33 12/29 at 100.00 11,056,769
5,265 4.000%, 12/15/39 12/29 at 100.00 5,252,936
7,570 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 7,419,530
6,190 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 6,544,683
1,405 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/35
12/30 at 100.00 1,426,886
2,825 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 2,412,517
2,345 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 2,028,973
1,530 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 1,052,589
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
6,190 5.000%, 6/01/28 No Opt. Call 6,501,913
14,150 5.000%, 6/01/29 6/28 at 100.00 14,894,604
3,320 5.000%, 6/01/31 6/28 at 100.00 3,502,097
8,135 5.000%, 6/01/36 6/28 at 100.00 8,538,249
11,265 4.000%, 6/01/37 6/28 at 100.00 11,276,841
2,410 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,432,903

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call $ 2,468,807
Total New Jersey 270,368,044
New Mexico - 0.4%
6,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan and Four Corners Projects, Refunding
Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 5,093,180
2,015 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010D,
3.900%, 6/01/40, (Mandatory Put 6/01/28)
No Opt. Call 2,028,478
1,160 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 1,104,136
3,110 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 3,005,869
3,305 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 2,841,925
1,635 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 1,406,612
2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 1,793,812
4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 3,461,351
3,490 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 2,581,435
New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2024C
:
1,050 4.100%, 9/01/39 3/33 at 100.00 1,056,073
2,495 4.600%, 9/01/44 3/33 at 100.00 2,516,178
Total New Mexico 26,889,049
New York - 4.9%
1,145 Albany County Airport Authority, New York, Airport Revenue Bonds,
Refunding Series 2020B. Forward Delivery, 5.000%, 12/15/24, (AMT)
No Opt. Call 1,149,966
1,250 Battery Park City Authority, New York, Revenue Bonds, Senior Series
2023B, 5.000%, 11/01/35
11/33 at 100.00 1,471,116
500 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/25
No Opt. Call 503,469
650 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55
12/30 at 100.00 699,498
3,390 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40
12/30 at 100.00 3,350,243
4,210 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40
12/30 at 100.00 4,048,885
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 4,594,418
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017
:
1,900 (c) 5.000%, 12/01/25 No Opt. Call 1,893,435
1,400 (c) 5.000%, 12/01/27 6/27 at 100.00 1,373,984
1,300 (c) 5.000%, 12/01/29 6/27 at 100.00 1,256,436

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 6,965 (d) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/28, (ETM)
No Opt. Call $ 7,451,315
5,845 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
7/24 at 100.00 5,606,532
8,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/39 - BAM Insured
9/24 at 100.00 8,013,379
6,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43
11/30 at 100.00 6,356,414
865 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call 868,784
1,110 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2016D, 5.000%, 11/15/31
11/26 at 100.00 1,144,203
6,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2, 4.000%, 11/15/42
5/31 at 100.00 5,957,798
1,340 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 4.000%, 1/01/30
1/26 at 103.00 1,237,311
1,910 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 1,685,544
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014
:
1,525 5.000%, 7/01/28 7/24 at 100.00 1,525,840
1,000 5.000%, 7/01/29 7/24 at 100.00 1,000,545
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B
:
655 5.000%, 7/01/30 7/24 at 100.00 655,522
2,455 5.000%, 7/01/32 7/24 at 100.00 2,456,692
New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A
:
1,630 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 1,672,894
1,045 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 986,444
4,245 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-2, 5.000%, 6/15/39
12/33 at 100.00 4,838,230
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024G-1
:
7,500 5.000%, 5/01/42 5/34 at 100.00 8,360,518
13,820 5.000%, 5/01/43 5/34 at 100.00 15,332,071
2,485 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024B, 5.000%, 5/01/38
11/33 at 100.00 2,832,111
3,285 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/27
No Opt. Call 3,481,418
10,640 New York City, New York, General Obligation Bonds, Refunding Fiscal
2015 Series C, 5.000%, 8/01/29
2/25 at 100.00 10,717,253
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2018I
:
600 3.625%, 11/01/33 11/27 at 100.00 591,651
2,000 3.875%, 11/01/38 11/27 at 100.00 1,979,156

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 1,190 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%,
5/01/25
7/24 at 100.00 $ 1,151,408
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P
:
2,115 2.600%, 11/01/34 5/28 at 100.00 1,824,821
10,105 2.850%, 11/01/39 5/28 at 100.00 8,674,403
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 8,659,666
17,620 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 13,023,643
3,740 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Sustainability Green Series 2024C-1, 4.375%, 11/01/44
5/32 at 100.00 3,706,406
9,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 3.000%, 10/01/39
10/28 at 100.00 8,473,031
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 7,587,343
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.300%, 10/01/40
10/29 at 100.00 4,474,109
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231, 2.400%, 10/01/41
4/30 at 100.00 16,340,871
5,335 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 4,339,531
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 9,220,440
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
1,190 5.000%, 7/01/30, (AMT) 7/24 at 100.00 1,191,183
910 4.000%, 7/01/32, (AMT) 7/24 at 100.00 898,733
8,075 4.000%, 7/01/33, (AMT) 7/24 at 100.00 7,962,766
8,585 5.000%, 7/01/34, (AMT) 7/24 at 100.00 8,593,572
18,530 5.000%, 7/01/41, (AMT) 7/24 at 100.00 18,530,193
2,690 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 2,526,403
2,800 5.000%, 7/01/46, (AMT) 7/24 at 100.00 2,799,863
30,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 30,000,807
3,150 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
7/24 at 100.00 3,151,302
3,255 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2024, 5.250%, 6/30/49, (AMT)
6/33 at 100.00 3,402,559
7,800 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call 8,251,250
15,020 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 4.000%, 1/01/36, (AMT)
1/28 at 100.00 15,029,180
1,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 1,130,995
6,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/32, (AMT)
9/24 at 100.00 6,006,900

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 6,400 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/25, (AMT)
No Opt. Call $ 6,505,317
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
4,375 5.000%, 7/15/35, (AMT) 7/33 at 100.00 4,791,921
3,180 5.000%, 7/15/36, (AMT) 7/33 at 100.00 3,474,656
1,910 5.000%, 7/15/37, (AMT) 7/33 at 100.00 2,082,877
Suffolk County Economic Development Corporation, New York, Revenue
Bonds, Catholic Health Services of Long Island Obligated Group Project,
Series 2014
:
2,435 5.000%, 7/01/28 7/24 at 100.00 2,437,032
2,695 5.000%, 7/01/29 7/24 at 100.00 2,697,225
4,200 5.000%, 7/01/30 7/24 at 100.00 4,203,349
2,100 5.000%, 7/01/31 7/24 at 100.00 2,101,575
1,335 5.000%, 7/01/32 7/24 at 100.00 1,335,920
3,080 5.000%, 7/01/33 7/24 at 100.00 3,081,927
Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2
:
1,000 5.000%, 6/01/32 6/31 at 100.00 1,086,291
2,275 5.000%, 6/01/33 6/31 at 100.00 2,466,962
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A
:
1,650 (d) 5.000%, 8/15/24, (ETM) No Opt. Call 1,652,584
1,340 5.000%, 8/15/24 No Opt. Call 1,342,207
1,350 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022B, 5.000%, 12/16/24
No Opt. Call 1,359,331
6,300 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2023B, 5.000%, 11/15/30
8/30 at 100.00 7,011,544
3,750 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.000%, 11/15/39
11/32 at 100.00 4,189,720
Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery
:
1,835 5.000%, 9/01/24 No Opt. Call 1,837,302
2,000 5.000%, 9/01/25 No Opt. Call 2,025,397
Total New York 367,727,590
North Carolina - 0.4%
2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call 2,336,889
1,765 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement Series 54-A, 4.550%, 7/01/44
1/33 at 100.00 1,773,661
1,140 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement Social Series 53-A, 4.000%, 7/01/39
7/32 at 100.00 1,136,219
3,110 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 2,576,802
4,640 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 3,897,998
12,735 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 9,325,968

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina (continued)
$ 11,625 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 $ 11,867,529
Total North Carolina 32,915,066
North Dakota - 1.1%
3,505 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2024A,
3.450%, 4/01/27
1/26 at 100.00 3,503,006
Fargo, North Dakota, General Obligation Bonds, Refunding Improvement
Series 2021A
:
1,250 4.000%, 5/01/26 5/25 at 100.00 1,254,000
1,320 4.000%, 5/01/27 5/25 at 100.00 1,325,538
1,385 4.000%, 5/01/28 5/25 at 100.00 1,391,683
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021
:
5,690 5.000%, 12/01/32 12/31 at 100.00 5,876,538
5,920 5.000%, 12/01/33 12/31 at 100.00 6,113,841
2,675 5.000%, 12/01/34 12/31 at 100.00 2,762,079
Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021
:
500 3.000%, 5/01/33 5/27 at 100.00 426,258
500 3.000%, 5/01/36 5/27 at 100.00 408,471
3,440 3.000%, 5/01/46 5/27 at 100.00 2,334,167
9,685 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 9,689,971
2,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 2,291,407
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 2,053,204
4,535 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 3,424,370
6,900 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 5,083,465
10,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 7,543,784
5,240 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.550%, 7/01/44
7/33 at 100.00 5,259,121
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
3,785 5.000%, 6/01/28 No Opt. Call 3,782,944
3,000 5.000%, 6/01/29 6/28 at 100.00 3,004,822
1,310 5.000%, 6/01/31 6/28 at 100.00 1,313,973
3,480 5.000%, 6/01/34 6/28 at 100.00 3,490,373
10,980 5.000%, 6/01/38 6/28 at 100.00 10,882,861
3,300 5.000%, 6/01/43 6/28 at 100.00 3,139,285
Total North Dakota 86,355,161
Ohio - 4.2%
2,760 American Municipal Power Inc., Ohio, Fremont Energy Center Revenue
Bonds, Refunding Series 2021A, 5.000%, 2/15/33
2/31 at 100.00 3,038,947
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
4,465 5.000%, 6/01/27 No Opt. Call 4,635,095
6,775 5.000%, 6/01/28 No Opt. Call 7,125,646

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 22,145 5.000%, 6/01/29 No Opt. Call $ 23,595,289
5,360 5.000%, 6/01/30 No Opt. Call 5,781,879
9,170 5.000%, 6/01/31 6/30 at 100.00 9,884,110
10,275 5.000%, 6/01/32 6/30 at 100.00 11,061,644
4,450 5.000%, 6/01/33 6/30 at 100.00 4,785,217
2,610 5.000%, 6/01/34 6/30 at 100.00 2,800,197
2,760 5.000%, 6/01/35 6/30 at 100.00 2,955,069
9,235 4.000%, 6/01/37 6/30 at 100.00 9,296,797
3,810 4.000%, 6/01/38 6/30 at 100.00 3,816,984
2,155 4.000%, 6/01/39 6/30 at 100.00 2,147,776
8,740 3.000%, 6/01/48 6/30 at 100.00 6,640,048
3,880 4.000%, 6/01/48 6/30 at 100.00 3,581,429
13,130 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 12,122,221
Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A
:
1,590 5.000%, 1/01/28 - AGM Insured 1/25 at 100.00 1,598,967
2,230 5.000%, 1/01/29 - AGM Insured 1/25 at 100.00 2,242,037
2,060 5.000%, 1/01/30 - AGM Insured 1/25 at 100.00 2,071,570
1,810 5.000%, 1/01/31 - AGM Insured 1/25 at 100.00 1,820,327
1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 883,353
4,990 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
7/24 at 100.00 4,980,890
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 6,764,083
2,200 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 2,303,030
14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 14,609,953
20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005C, 2.100%,
4/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 19,845,145
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 22,807,238
18,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 16,426,510
12,540 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 11,131,812
6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 5,955,864
16,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 17,024,807

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 2,905 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call $ 2,922,587
340 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT)
No Opt. Call 339,884
5,085 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/01/26)
6/26 at 100.00 4,789,019
1,815 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/36
1/30 at 100.00 1,953,817
1,950 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 1,675,281
3,280 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 2,718,395
1,390 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 1,047,083
3,605 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 2,650,693
4,865 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 3,663,519
1,340 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.350%,
9/01/44
9/33 at 100.00 1,344,994
7,885 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 7,966,603
15,555 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 15,659,595
5,625 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A, 5.000%,
2/15/27
No Opt. Call 5,884,336
3,525 Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds,
Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project,
Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 2,794,434
1,055 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 1,056,388
4,900 (d) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert Health
Obligated Group Refunding Facilities Improvement Series 2020, 6.125%,
12/01/49, (Pre-refunded 12/01/29)
12/29 at 100.00 5,467,249
11,700 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 12,703,349
Total Ohio 318,371,160
Oklahoma - 2.6%
1,060 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/28
No Opt. Call 1,085,654
Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020
:
1,775 2.000%, 9/01/28 No Opt. Call 1,617,142
1,850 2.000%, 9/01/29 No Opt. Call 1,653,255
1,800 2.750%, 9/01/30 No Opt. Call 1,684,519

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 1,790 2.750%, 9/01/31 9/30 at 100.00 $ 1,647,222
295 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call 295,101
1,585 Carter County Public Facilities Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Plainview Public Schools Project, Series 2021A,
4.000%, 12/01/35
12/31 at 100.00 1,637,648
10,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2021, 4.000%, 6/01/31
No Opt. Call 10,390,123
10,000 Cleveland County Independent School District 29 Norman, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2024, 4.000%,
3/01/26
No Opt. Call 10,106,686
Cleveland County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Norman Technology Center
Project, Series 2021
:
910 4.000%, 5/01/27 No Opt. Call 926,461
945 4.000%, 5/01/28 No Opt. Call 966,294
960 4.000%, 5/01/29 No Opt. Call 987,667
875 4.000%, 5/01/30 No Opt. Call 901,305
690 4.000%, 5/01/31 No Opt. Call 714,876
930 4.000%, 5/01/32 5/31 at 100.00 958,175
800 4.000%, 5/01/33 5/31 at 100.00 824,010
900 4.000%, 5/01/34 5/31 at 100.00 929,887
1,070 4.000%, 5/01/35 5/31 at 100.00 1,104,188
Comanche County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series
2017A
:
1,470 5.000%, 12/01/28 12/27 at 100.00 1,557,323
1,410 5.000%, 12/01/31 12/27 at 100.00 1,499,693
Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A
:
2,620 5.000%, 9/01/29 9/26 at 100.00 2,675,159
5,290 5.000%, 9/01/31 9/26 at 100.00 5,403,576
3,125 Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36
9/28 at 100.00 3,119,486
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series
2019
:
1,365 4.000%, 9/01/32 9/29 at 100.00 1,378,615
1,485 4.000%, 9/01/34 9/29 at 100.00 1,485,988
1,000 4.000%, 9/01/36 9/29 at 100.00 986,588
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019
:
1,890 4.000%, 9/01/32 9/29 at 100.00 1,908,851
1,705 4.000%, 9/01/33 9/29 at 100.00 1,728,369
1,000 4.000%, 9/01/34 9/29 at 100.00 1,011,852
Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Stroud Public Schools Project, Series 2016
:
1,870 5.000%, 9/01/24 No Opt. Call 1,873,165
2,490 5.000%, 9/01/26 No Opt. Call 2,560,113
Love County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series
2021
:
890 4.000%, 12/01/33 12/31 at 100.00 916,320
920 4.000%, 12/01/34 12/31 at 100.00 950,060

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 960 4.000%, 12/01/35 12/31 at 100.00 $ 988,721
McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project,
Series 2018
:
1,280 5.000%, 9/01/30 9/28 at 100.00 1,361,755
1,565 5.000%, 9/01/34 9/28 at 100.00 1,677,197
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call 6,042,140
1,195 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call 1,196,801
9,265 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2023, 3.000%, 3/01/25
No Opt. Call 9,217,181
5,000 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A,
1.250%, 7/01/26
No Opt. Call 4,704,320
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
590 5.000%, 8/15/28 No Opt. Call 607,150
9,505 5.000%, 8/15/33 8/28 at 100.00 9,794,501
8,230 5.000%, 8/15/38 8/28 at 100.00 8,422,088
3,795 5.250%, 8/15/43 8/28 at 100.00 3,894,456
2,470 5.500%, 8/15/57 8/28 at 100.00 2,535,105
4,975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 5,174,857
970 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39
3/28 at 100.00 833,345
1,240 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40
3/29 at 100.00 1,046,521
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2014
:
630 5.000%, 9/01/24 No Opt. Call 631,056
1,505 5.000%, 9/01/25 No Opt. Call 1,528,416
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021
:
745 4.000%, 9/01/29 No Opt. Call 757,364
425 4.000%, 9/01/30 No Opt. Call 432,887
985 4.000%, 9/01/31 No Opt. Call 1,001,408
7,800 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2022A, 2.000%, 3/01/27
No Opt. Call 7,380,438
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Berryhill Public Schools Project, Series 2020
:
1,540 2.000%, 9/01/27 No Opt. Call 1,432,833
1,605 2.000%, 9/01/28 No Opt. Call 1,462,260
1,670 2.000%, 9/01/29 No Opt. Call 1,492,398
3,150 2.000%, 9/01/30 No Opt. Call 2,767,717
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2016
:
3,840 5.000%, 9/01/25 7/24 at 100.00 3,844,730
10,755 5.000%, 9/01/26 7/24 at 100.00 10,764,559
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A
:
5,650 4.000%, 9/01/30 No Opt. Call 5,792,516
5,425 4.000%, 9/01/31 No Opt. Call 5,577,281

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Jenks Public Schools Project, Series 2015
:
$ 6,220 5.000%, 9/01/25 No Opt. Call $ 6,336,789
9,880 5.000%, 9/01/26 9/25 at 100.00 10,059,029
2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 2,415,098
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019
:
2,165 5.000%, 3/01/29 No Opt. Call 2,292,231
2,000 5.000%, 3/01/31 3/29 at 100.00 2,117,541
2,500 5.000%, 3/01/33 3/29 at 100.00 2,645,759
Total Oklahoma 195,713,819
Oregon - 0.8%
5,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/36
6/27 at 100.00 5,194,241
1,760 Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 1,867,252
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 1,236,087
Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018A
:
1,665 0.000%, 6/15/34 6/28 at 79.31 1,060,350
1,510 0.000%, 6/15/35 6/28 at 75.58 917,978
1,050 0.000%, 6/15/37 6/28 at 69.16 580,186
2,050 0.000%, 6/15/39 6/28 at 63.17 1,005,594
1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 1,772,041
1,840 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-1,
1.200%, 6/01/28
7/24 at 100.00 1,650,568
2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.000%, 6/15/38
6/29 at 72.47 1,552,990
1,750 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024, 5.000%, 5/15/39, (WI/DD)
5/34 at 100.00 1,998,846
6,490 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-2, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 7,075,363
1,830 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2017D, 3.450%, 1/01/38
1/27 at 100.00 1,693,350
2,870 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2018C, 3.900%, 7/01/38
7/27 at 100.00 2,834,683
7,955 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2019A, 2.650%, 7/01/39
7/28 at 100.00 6,619,219
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 5,466,567
3,325 Oregon State, General Obligation Bonds, Veterans Welfare Series 108 of
2021O, 2.600%, 12/01/42
12/30 at 100.00 2,526,684
1,000 Oregon State, General Obligation Bonds, Veteran's Welfare Series 112
Series 2024E, 4.400%, 12/01/44
12/32 at 100.00 1,001,366

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon (continued)
$ 4,050 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.000%, 7/01/38, (AMT)
7/33 at 100.00 $ 4,377,192
5,000 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/33, (AMT)
7/32 at 100.00 5,440,446
1,925 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A, 5.000%, 5/15/33
5/26 at 100.00 1,965,867
Total Oregon 57,836,870
Pennsylvania - 4.2%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
1,000 5.000%, 1/01/28 - AGM Insured, (AMT) No Opt. Call 1,040,632
1,400 5.000%, 1/01/29 - AGM Insured, (AMT) No Opt. Call 1,468,929
2,500 5.000%, 1/01/30 - AGM Insured, (AMT) No Opt. Call 2,653,365
Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A
:
1,000 5.000%, 4/01/36 4/28 at 100.00 1,040,980
10,085 4.000%, 4/01/37 4/28 at 100.00 9,833,670
5,205 4.000%, 4/01/38 4/28 at 100.00 5,010,938
9,190 4.000%, 4/01/44 4/28 at 100.00 8,677,382
1,240 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28
No Opt. Call 1,264,383
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
1,670 4.000%, 11/01/33 11/27 at 100.00 1,052,100
2,410 4.000%, 11/01/38 11/27 at 100.00 1,518,300
8,835 4.000%, 11/01/39 11/27 at 100.00 5,566,050
1,620 3.750%, 11/01/42 11/27 at 100.00 1,020,600
4,410 4.000%, 11/01/47 11/27 at 100.00 2,778,300
7,930 5.000%, 11/01/47 11/27 at 100.00 4,995,900
15,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 10,032,750
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call 1,049,698
5,190 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 4,671,363
32,715 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 32,926,866
5,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43,
(Mandatory Put 2/15/27)
8/26 at 100.00 5,145,901
4,500 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 4,229,825
10,430 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 9,941,363
16,805 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 15,146,743
2,560 North Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 2,554,368

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 3,160 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 $ 3,200,716
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call 1,146,220
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A,
0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 2,675,926
10,890 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
7/24 at 100.00 8,939,646
1,135 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 896,014
5,215 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 4,797,953
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 17,700,809
8,985 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 7,992,049
6,615 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128B, 3.500%, 10/01/34
10/27 at 100.00 6,317,660
4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 4,161,891
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133
:
3,355 2.125%, 10/01/35 10/29 at 100.00 2,724,642
10,150 2.350%, 10/01/40 10/29 at 100.00 7,641,985
15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 11,285,728
4,800 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 4,758,582
1,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-145A, 4.600%, 10/01/44
4/33 at 100.00 1,008,548
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A
:
2,110 4.500%, 12/01/34 12/26 at 100.00 2,142,204
5,000 4.750%, 12/01/37 12/26 at 100.00 5,104,469
16,220 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 17,669,216
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2
:
2,910 5.000%, 6/01/29 6/26 at 100.00 2,991,985
22,155 5.000%, 6/01/35 6/26 at 100.00 22,656,330
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2017
:
3,000 5.000%, 12/01/29 12/27 at 100.00 3,136,897
3,280 5.000%, 12/01/31 12/27 at 100.00 3,435,384
5,450 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 5,583,936
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Third Series 2017
:
3,680 5.000%, 12/01/31 12/27 at 100.00 3,854,333

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 2,265 5.000%, 12/01/32 12/27 at 100.00 $ 2,373,928
2,110 4.000%, 12/01/36 12/27 at 100.00 2,138,230
1,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 1,135,140
3,110 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 3,278,267
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors Program,
Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 7,569,534
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017
:
1,835 5.000%, 5/01/31 11/27 at 100.00 1,723,416
2,060 5.000%, 5/01/33 11/27 at 100.00 1,896,250
1,165 5.000%, 5/01/34 11/27 at 100.00 1,060,712
1,855 (e) Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie
Healthcare System, Series 2007, 4.538%, 12/01/24 (3-Month LIBOR*0.67%
reference rate + 0.780% spread)
7/24 at 100.00 1,853,782
865 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 836,679
1,795 Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover
Hospital Inc., Series 2013, 5.000%, 12/01/24
7/24 at 100.00 1,796,083
3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 2,762,297
Total Pennsylvania 313,867,847
Puerto Rico - 3.6%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
19,655 (c) 5.000%, 7/01/30 No Opt. Call 20,700,495
22,060 (c) 5.000%, 7/01/35 7/30 at 100.00 23,085,876
350 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33
7/31 at 100.00 369,847
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
11,705 (c) 5.000%, 7/01/24 No Opt. Call 11,705,000
5,575 (c) 4.000%, 7/01/42 7/31 at 100.00 5,240,169
2,683 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 2,683,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
553 0.000%, 7/01/24 No Opt. Call 553,000
23,312 0.000%, 7/01/27 No Opt. Call 20,798,071
27,269 0.000%, 7/01/29 7/28 at 98.64 22,535,230
61,909 0.000%, 7/01/31 7/28 at 91.88 47,090,629
19,274 0.000%, 7/01/33 7/28 at 86.06 13,435,474
2,742 4.500%, 7/01/34 7/25 at 100.00 2,746,780
11,333 4.550%, 7/01/40 7/28 at 100.00 11,387,716
11,847 0.000%, 7/01/46 7/28 at 41.38 3,831,035
12 0.000%, 7/01/51 7/28 at 30.01 2,824
1,070 4.750%, 7/01/53 7/28 at 100.00 1,059,355
3,445 5.000%, 7/01/58 7/28 at 100.00 3,445,741
4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 4,751,268

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
$ 13,043 4.329%, 7/01/40 7/28 at 100.00 $ 12,912,311
9,578 4.329%, 7/01/40 7/28 at 100.00 9,482,029
76 4.784%, 7/01/58 7/28 at 100.00 75,168
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,662 0.000%, 7/01/24 No Opt. Call 1,662,132
10,139 5.375%, 7/01/25 No Opt. Call 10,226,488
7,841 5.625%, 7/01/27 No Opt. Call 8,187,960
14,899 5.625%, 7/01/29 No Opt. Call 16,000,591
1,313 5.750%, 7/01/31 No Opt. Call 1,460,004
8,350 0.000%, 7/01/33 7/31 at 89.94 5,583,085
2,782 4.000%, 7/01/33 7/31 at 103.00 2,792,450
3,098 4.000%, 7/01/35 7/31 at 103.00 3,049,228
680 4.000%, 7/01/37 7/31 at 103.00 656,557
Total Puerto Rico 267,509,513
Rhode Island - 0.9%
Rhode Island Health and Educational Building Corporation, Educational
Institution Revenue Bonds, St. George's School, Series 2021
:
1,275 5.000%, 10/01/28 No Opt. Call 1,358,404
1,970 4.000%, 10/01/46 10/31 at 100.00 1,895,358
2,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 2,004,919
1,360 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/27 - BAM Insured
No Opt. Call 1,424,304
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39
10/28 at 100.00 2,213,137
2,420 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39
4/29 at 100.00 2,063,889
13,950 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41
4/30 at 100.00 10,247,296
10,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 7,456,848
4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%,
10/01/40
10/29 at 100.00 3,615,345
4,385 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 83-A, 4.600%, 10/01/44, (WI/
DD)
4/33 at 100.00 4,422,284
137,445 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
7/24 at 19.24 25,465,713
4,700 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 4,716,175
Total Rhode Island 66,883,672
South Carolina - 0.9%
5,780 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
7/24 at 100.00 5,781,199
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016
:
1,055 5.000%, 11/01/34 5/26 at 100.00 1,072,831
1,170 5.000%, 11/01/35 5/26 at 100.00 1,189,327

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
$ 6,400 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023A-1, 5.250%, 10/01/54, (Mandatory Put
8/01/31)
5/31 at 100.07 $ 6,858,842
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 703,867
2,700 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 2,277,954
5,735 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 4,245,558
17,830 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 12,605,420
2,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2024A, 4.500%, 7/01/44
1/33 at 100.00 2,004,147
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis Marion
University Project, Series 2014A
:
1,910 5.000%, 8/01/27 8/24 at 100.00 1,910,617
3,925 5.000%, 8/01/32 8/24 at 100.00 3,925,479
595 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, AnMed Health Project, Series 2023, 4.250%, 2/01/48
2/33 at 100.00 600,455
3,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/31
6/25 at 100.00 3,269,272
4,595 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 5.000%, 12/01/31
12/30 at 100.00 4,965,245
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
:
7,885 5.000%, 12/01/29 6/26 at 100.00 8,049,682
4,325 5.000%, 12/01/31 6/26 at 100.00 4,405,276
2,200 5.000%, 12/01/37 6/26 at 100.00 2,227,242
Total South Carolina 66,092,413
South Dakota - 0.3%
Mitchell School District 17-2, South Dakota, General Obligation Bonds,
Limited Tax Refunding Certificates, Series 2021
:
200 2.000%, 8/01/26 No Opt. Call 190,849
400 2.000%, 8/01/27 No Opt. Call 374,378
400 2.000%, 8/01/29 8/27 at 100.00 359,190
1,545 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call 1,599,591
2,410 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 2,507,993
3,925 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 2,791,931
7,215 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 5,077,930
3,500 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024A, 4.450%, 11/01/44
11/32 at 100.00 3,528,948
3,205 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A, 4.150%, 11/01/38
11/31 at 100.00 3,244,491
Total South Dakota 19,675,301

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 1.2%
Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1
:
$ 1,600 5.000%, 8/01/26 No Opt. Call $ 1,645,761
1,890 5.000%, 8/01/28 No Opt. Call 2,000,224
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/28
10/24 at 100.00 2,268,989
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
2,895 3.375%, 4/01/26 No Opt. Call 2,835,983
3,250 5.000%, 4/01/29 4/27 at 100.00 3,313,808
2,605 5.000%, 4/01/30 4/27 at 100.00 2,655,136
2,810 5.000%, 4/01/31 4/27 at 100.00 2,861,456
5,055 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/40
7/26 at 100.00 5,124,932
4,435 Murfreesboro, Tennessee, General Obligation Bonds, Series 2021,
3.000%, 6/01/30
6/29 at 100.00 4,256,422
15,760 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 15,775,342
4,095 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 4,377,600
410 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 410,110
3,255 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 3,098,244
6,335 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 6,256,989
5,765 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 5,479,785
6,190 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 5,284,554
2,440 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 2,013,061
3,930 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 3,315,688
3,915 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 2,889,097
7,135 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 5,256,598
5,340 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 3,910,536
420 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-1A, 4.500%, 7/01/44
1/33 at 100.00 420,590
1,100 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-2A, 4.450%, 7/01/44
1/33 at 100.00 1,105,420
2,500 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 2,501,557
Total Tennessee 89,057,882

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 7.2%
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
$ 2,610 5.000%, 1/01/28 1/27 at 100.00 $ 2,628,855
2,840 5.000%, 1/01/30 1/27 at 100.00 2,865,535
1,600 5.000%, 1/01/32 1/27 at 100.00 1,614,094
Board of Regents of the University of Texas, Permanent University Fund
Bonds, Series 2024A
:
8,460 5.000%, 7/01/38 7/34 at 100.00 9,726,481
9,025 5.000%, 7/01/39 7/34 at 100.00 10,323,045
5,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 5,109,088
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
1,950 (d) 5.000%, 1/01/32, (Pre-refunded 7/01/25) 7/25 at 100.00 1,982,656
1,525 (d) 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 1,550,539
1,165 (d) 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 1,184,510
City of Houston, Texas, Convention & Entertainment Facilities Department
Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019
:
1,145 5.000%, 9/01/32 9/28 at 100.00 1,218,872
1,000 5.000%, 9/01/34 9/28 at 100.00 1,061,649
1,000 5.000%, 9/01/35 9/28 at 100.00 1,059,461
1,000 5.000%, 9/01/36 9/28 at 100.00 1,057,016
Collin County, Texas, General Obligation Bonds, Limited Tax Permanent
Improvement Series 2023
:
3,240 5.000%, 2/15/36 2/33 at 100.00 3,682,612
1,225 5.000%, 2/15/37 2/33 at 100.00 1,388,331
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
2,855 5.000%, 11/01/24, (AMT) No Opt. Call 2,863,479
8,570 5.000%, 11/01/26, (AMT) No Opt. Call 8,801,101
9,070 5.000%, 11/01/27, (AMT) No Opt. Call 9,419,717
10,000 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2024B, 5.000%, 2/15/27
No Opt. Call 10,453,338
5,900 Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding
Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 5,984,739
2,775 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
7/24 at 100.00 2,775,073
4,000 Grand Prairie Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/31
2/25 at 100.00 4,015,907
Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020A
:
5,215 4.125%, 7/01/26 No Opt. Call 5,280,516
4,025 3.950%, 7/01/27 No Opt. Call 4,080,769
3,060 3.750%, 7/01/28 No Opt. Call 3,093,935
3,650 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 3,882,399
8,960 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2024C, 5.000%, 7/01/54, (Mandatory Put 7/01/29)
7/28 at 101.49 9,601,438
6,235 (d) Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 6,272,134

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%,
10/01/35
10/29 at 100.00 $ 1,000,118
5,145 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 5,163,629
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A
:
4,795 5.000%, 11/15/24 - AGM Insured No Opt. Call 4,816,243
4,600 5.000%, 11/15/25 - AGM Insured 11/24 at 100.00 4,624,530
3,745 5.000%, 11/15/26 - AGM Insured 11/24 at 100.00 3,760,805
12,050 5.000%, 11/15/27 - AGM Insured 11/24 at 100.00 12,100,871
17,935 Houston Higher Education Finance Corporation, Texas, Revenue Bonds,
Rice University, Series 2024, 5.000%, 5/15/34
No Opt. Call 20,872,514
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%,
2/15/34
2/26 at 100.00 11,850,656
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
6,995 5.000%, 7/01/28 - AGM Insured, (AMT) No Opt. Call 7,322,075
11,005 5.000%, 7/01/30 - AGM Insured, (AMT) No Opt. Call 11,748,921
11,535 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 12,537,169
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 2,440,573
1,740 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 1,674,539
12,000 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2014D, 5.000%, 11/15/39
11/24 at 100.00 12,045,350
Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2018D
:
3,085 5.000%, 11/15/32 11/28 at 100.00 3,306,036
2,615 5.000%, 11/15/33 11/28 at 100.00 2,807,102
1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/31
9/24 at 100.00 1,327,708
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2021, 3.000%, 9/01/33
9/31 at 100.00 934,309
2,500 Hurst-Euless-Bedford Independent School District, Tarrant County, Texas,
General Obligation Bonds, School Building Series 2024, 5.000%, 8/15/26
No Opt. Call 2,591,623
3,800 Klein Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2015A, 4.000%,
8/01/32
8/25 at 100.00 3,804,348
2,265 (d) Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded 8/01/24)
8/24 at 100.00 2,267,390
Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015
:
1,000 5.000%, 11/01/26, (AMT) 11/25 at 100.00 1,012,423
2,025 5.000%, 11/01/27, (AMT) 11/25 at 100.00 2,049,434
1,570 5.000%, 11/01/28, (AMT) 11/25 at 100.00 1,588,680
2,000 5.000%, 11/01/29, (AMT) 11/25 at 100.00 2,025,103
2,000 5.000%, 11/01/30, (AMT) 11/25 at 100.00 2,024,604

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 4,070 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2021, 5.000%, 5/15/27
No Opt. Call $ 4,260,162
4,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 2001A,
2.600%, 11/01/29
No Opt. Call 4,153,022
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
1,600 5.000%, 12/01/25 No Opt. Call 1,592,105
2,720 5.250%, 12/01/28 12/25 at 100.00 2,723,009
6,200 Midland Independent School District, Midland County, Texas, General
Obligation Bonds, School Building Series 2024, 5.000%, 2/15/26
No Opt. Call 6,377,093
2,700 (c) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
7/24 at 103.00 2,679,320
10,000 Mission Economic Development Corporation, Texas, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2023A, 4.250%,
6/01/48, (AMT), (Mandatory Put 7/01/27)
4/27 at 100.00 10,007,160
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
3,860 (d) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 4,684,377
9,190 (d) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 11,203,369
5,355 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 5,582,945
3,750 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/38 - AGC Insured
No Opt. Call 2,242,616
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 3.000%, 1/01/35
1/29 at 100.00 4,595,244
5,950 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2020A, 4.000%, 1/01/37
1/29 at 100.00 6,023,112
2,835 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 2,845,557
5,280 Pasadena Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/34
2/25 at 100.00 5,282,892
1,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020, 3.625%, 1/01/35, (AMT)
7/24 at 101.00 907,057
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A
:
6,865 (c) 2.750%, 1/01/36, (AMT) 7/24 at 102.00 5,637,667
13,675 (c) 2.875%, 1/01/41, (AMT) 7/24 at 102.00 10,461,911
1,000 (c) 3.000%, 1/01/50, (AMT) 7/24 at 102.00 693,378
2,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2024A, 5.000%, 1/01/39, (AMT)
1/32 at 104.00 2,025,661
1,265 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 5.000%, 10/01/26
No Opt. Call 1,314,079
2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 1,477,449
Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021C
:
1,180 2.000%, 8/15/43 8/30 at 100.00 753,084
1,520 2.000%, 8/15/46 8/30 at 100.00 900,570

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 6,440 (d) San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien
CPS Energy Series 2014, 5.000%, 2/01/44, (Pre-refunded 8/09/24)
8/24 at 100.00 $ 6,448,281
5,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2015B, 4.000%, 5/15/35
5/25 at 100.00 4,960,541
13,980 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024C, 4.450%, 1/01/44, (WI/DD)
1/33 at 100.00 13,943,723
3,535 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 3,550,315
4,835 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 3,410,458
18,700 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023A, 5.500%, 1/01/54, (Mandatory Put 1/01/30)
7/29 at 100.00 20,041,867
15,850 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023B, 5.500%, 1/01/54, (Mandatory Put 1/01/34)
7/33 at 100.00 17,713,185
Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A
:
12,000 4.000%, 12/31/37 12/29 at 100.00 12,050,193
3,940 4.000%, 12/31/38 12/29 at 100.00 3,942,316
Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016
:
4,940 5.000%, 12/31/40, (AMT) 12/25 at 100.00 4,971,831
8,990 5.000%, 12/31/45, (AMT) 12/25 at 100.00 9,044,702
10,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 10,212,468
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
2,800 4.000%, 6/30/32 12/30 at 100.00 2,850,780
1,600 4.000%, 12/31/32 12/30 at 100.00 1,628,864
1,600 4.000%, 6/30/35 12/30 at 100.00 1,622,386
5,790 Texas State, General Obligation Bonds, College Student Loan Series
2023A, 5.000%, 8/01/36, (AMT)
8/33 at 100.00 6,351,049
5,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014A, 4.000%, 10/01/34
10/24 at 100.00 4,963,680
13,875 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/34
8/24 at 100.00 13,893,434
Texas Transportation Commission, General Obligation Bonds, Highway
Improvement Refunding Series 2024
:
6,000 5.000%, 4/01/26 No Opt. Call 6,175,052
5,590 5.000%, 4/01/28 No Opt. Call 5,962,877
8,000 Texas Transportation Commission, Highway Fund Revenue Bonds,
Refunding First Tier Series 2024, 5.000%, 10/01/32
No Opt. Call 9,202,599
Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A
:
1,125 0.000%, 8/01/35 2/29 at 76.82 703,677
1,590 0.000%, 8/01/36 2/29 at 73.16 945,876
2,070 0.000%, 8/01/37 2/29 at 69.41 1,166,188
1,100 0.000%, 8/01/39 2/29 at 62.63 551,869
Travis County, Texas, General Obligation Bonds, Permanent Improvement
Limited Tax Series 2024
:
3,740 5.000%, 3/01/39 3/34 at 100.00 4,242,625

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 10,780 5.000%, 3/01/40 3/34 at 100.00 $ 12,151,837
Total Texas 541,799,554
Utah - 0.7%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
1,055 (c) 3.250%, 3/01/31 9/26 at 103.00 981,528
1,600 (c) 3.500%, 3/01/36 9/26 at 103.00 1,443,650
1,300 (c) Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42
9/27 at 103.00 1,287,782
1,790 (c) MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.125%, 6/01/36
12/26 at 103.00 1,521,572
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A
:
1,000 5.000%, 7/01/24, (AMT) No Opt. Call 1,000,000
3,900 5.000%, 7/01/26, (AMT) No Opt. Call 3,984,836
5,000 5.000%, 7/01/31, (AMT) No Opt. Call 5,387,413
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
1,405 5.000%, 7/01/30, (AMT) No Opt. Call 1,499,198
9,000 5.000%, 7/01/31, (AMT) No Opt. Call 9,697,343
10,640 5.000%, 7/01/33, (AMT) No Opt. Call 11,659,129
2,700 5.000%, 7/01/35, (AMT) 7/33 at 100.00 2,961,110
1,120 5.250%, 7/01/36, (AMT) 7/33 at 100.00 1,264,833
1,125 5.250%, 7/01/37, (AMT) 7/33 at 100.00 1,266,296
6,660 Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024E,
4.600%, 7/01/44
7/32 at 100.00 6,713,263
Total Utah 50,667,953
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 2,804,415
3,439 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.450%, 11/01/41
11/30 at 100.00 2,585,232
Total Vermont 5,389,647
Virginia - 2.0%
7,310 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 7,836,621
Federal Home Loan Mortgage Corporation, Notes
:
18,885 (c) 3.150%, 1/15/36 10/31 at 100.00 16,851,231
19,665 Federal Home Loan Mortgage Corporation, Virginia, Multifamily Variable
Rate Certificates Relating to Municpal Securities Class A Series 2019M-
053, 2.550%, 6/15/35
No Opt. Call 16,658,720
4,750 Freddie Mac Structured Pass-Through Certificates, 4.683%, 10/25/40 No Opt. Call 4,899,874
5,000 (d) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call 5,167,195
870 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/35
12/27 at 103.00 839,762

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 2,010 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008B, 0.750%, 11/01/35, (Mandatory Put 9/02/25)
No Opt. Call $ 1,899,560
1,000 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group,
Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 950,875
710 (c) Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 652,026
1,045 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-I, 4.350%, 10/01/44
4/33 at 100.00 1,049,903
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 5,529,504
10,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023D, 3.450%, 8/01/28
8/24 at 100.00 9,809,325
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
13,045 5.000%, 12/31/49, (AMT) 6/27 at 100.00 13,225,968
12,375 5.000%, 12/31/56, (AMT) 6/27 at 100.00 12,505,205
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022
:
5,480 5.000%, 7/01/32, (AMT) 1/32 at 100.00 5,856,343
4,000 5.000%, 1/01/34, (AMT) 1/32 at 100.00 4,274,234
4,890 5.000%, 7/01/36, (AMT) 1/32 at 100.00 5,208,011
3,330 5.000%, 7/01/37, (AMT) 1/32 at 100.00 3,536,503
4,540 5.000%, 1/01/38, (AMT) 1/32 at 100.00 4,809,128
2,000 5.000%, 12/31/47, (AMT) 12/32 at 100.00 2,072,629
3,190 5.000%, 12/31/52, (AMT) 12/32 at 100.00 3,283,396
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022
:
5,250 4.000%, 1/01/31, (AMT) No Opt. Call 5,298,822
7,250 4.000%, 7/01/34, (AMT) 1/32 at 100.00 7,327,764
2,550 4.000%, 1/01/35, (AMT) 1/32 at 100.00 2,576,434
5,750 4.000%, 7/01/35, (AMT) 1/32 at 100.00 5,807,441
1,330 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 3.800%, 11/01/40, (Mandatory Put 5/28/27)
No Opt. Call 1,334,782
Total Virginia 149,261,256
Washington - 3.2%
3,725 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2024A, 5.000%, 7/01/38
7/34 at 100.00 4,279,208
2,725 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project
1, Refunding Series 2024B, 5.000%, 7/01/26
No Opt. Call 2,820,402
8,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/01/26)
4/25 at 100.00 8,576,980
7,850 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 8,073,144
8,800 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 9,050,149
5,300 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/29, (AMT)
No Opt. Call 5,589,368
9,685 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Private Activity Series 2022B, 5.000%, 8/01/30, (AMT)
No Opt. Call 10,342,517

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 3,040 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2016, 5.000%, 2/01/29
2/26 at 100.00 $ 3,107,469
2,740 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/32, (AMT)
8/31 at 100.00 2,950,379
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/37
12/26 at 100.00 2,344,231
2,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 2,116,639
2,270 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
7/24 at 100.00 2,270,990
8,335 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 8,415,900
Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015
:
2,730 (d) 5.000%, 1/01/26, (Pre-refunded 7/01/25) 7/25 at 100.00 2,768,986
1,285 (d) 5.000%, 1/01/27, (Pre-refunded 7/01/25) 7/25 at 100.00 1,303,351
5,930 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/40
8/25 at 100.00 5,836,510
5,875 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/35
8/25 at 100.00 5,913,018
14,085 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
7/24 at 100.00 14,086,044
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B
:
6,115 5.000%, 10/01/30 10/28 at 100.00 6,384,337
1,715 5.000%, 10/01/31 10/28 at 100.00 1,790,164
6,140 5.000%, 10/01/32 10/28 at 100.00 6,399,436
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
5,120 5.000%, 8/15/29 8/27 at 100.00 5,230,184
2,250 5.000%, 8/15/31 8/27 at 100.00 2,297,943
2,755 5.000%, 8/15/34 8/27 at 100.00 2,808,598
6,015 5.000%, 8/15/36 8/27 at 100.00 6,114,743
4,375 (c) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-80, 2.500%, 7/01/28
7/24 at 100.00 3,988,828
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 5,037,087
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 4,149,598
39,825 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call 36,235,855
5,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2022D, 4.000%, 7/01/28
No Opt. Call 5,162,207
11,035 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2023B, 5.000%, 7/01/42
7/33 at 100.00 12,237,563
9,425 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees, Refunding Series R-2024C, 5.000%, 8/01/27
No Opt. Call 9,959,841

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 5,225 Washington State, General Obligation Bonds, Refunding Various Purpose
Series R-2018D, 5.000%, 8/01/27
No Opt. Call $ 5,521,504
5,000 Washington State, General Obligation Bonds, Refunding Various Purpose
Series R-2023A, 5.000%, 8/01/27
No Opt. Call 5,283,736
6,590 Washington State, General Obligation Bonds, Various Purpose Group 1
Series 2024C, 5.000%, 2/01/26
No Opt. Call 6,769,429
6,750 Washington State, General Obligation Bonds, Various Purpose Series
2021A, 5.000%, 8/01/44
8/30 at 100.00 7,230,608
4,000 Washington State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/45
8/32 at 100.00 4,351,774
4,975 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
7/24 at 100.00 4,790,817
Total Washington 241,589,537
West Virginia - 0.1%
1,365 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 1,366,830
3,240 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2023D, 4.300%, 11/01/38
11/32 at 100.00 3,249,469
2,495 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2024A, 4.400%, 11/01/44
5/33 at 100.00 2,509,585
Total West Virginia 7,125,884
Wisconsin - 2.2%
6,780 Central Brown County Water Authority, Wisconsin, Water System Revenue
Bonds, Refunding Series 2024A, 5.000%, 11/01/33, (WI/DD)
No Opt. Call 7,716,597
Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A
:
4,455 2.000%, 3/01/26 No Opt. Call 4,288,222
4,555 2.000%, 3/01/27 No Opt. Call 4,277,710
4,320 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Notes
Series 2024-N1, 5.000%, 4/01/30 - AGM Insured
No Opt. Call 4,694,837
10,000 Public Finance Authority of Wisconsin, Lease Development Revenue
Bonds, KU Campus Development Corporation-Central District
Development Project, Series 2016, 5.000%, 3/01/41
3/26 at 100.00 10,165,391
25,400 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%,
12/01/37
12/27 at 100.00 24,777,929
Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2
:
4,495 3.300%, 10/01/46, (Mandatory Put 10/01/26) No Opt. Call 4,433,751
8,425 3.700%, 10/01/46, (Mandatory Put 10/01/30) No Opt. Call 8,304,599
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
115 (c) 3.000%, 4/01/25 No Opt. Call 113,837
15 (c),(d) 3.000%, 4/01/25, (ETM) No Opt. Call 14,952
8,455 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call 8,283,166
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call 16,466,870

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 $ 7,530,725
2,380 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28
6/26 at 100.00 2,329,475
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
4,170 4.050%, 11/01/30 5/26 at 100.00 4,094,401
9,085 4.300%, 11/01/30 5/26 at 100.00 9,044,710
Wisconsin Health & Educational Facs Authority, Health Facilities Revenue
Bonds, UnityPoint Health Project, Series 2014A
:
1,080 5.000%, 12/01/26 11/24 at 100.00 1,082,147
4,115 5.000%, 12/01/27 11/24 at 100.00 4,123,976
7,750 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Advocate Aurora Health Credit Group, Series 2018 B-1, 5.000%, 8/15/54,
(Mandatory Put 7/01/27)
7/26 at 100.00 7,924,582
2,610 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 2,584,893
3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 2,710,322
1,385 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%,
8/15/36
8/28 at 100.00 1,388,656
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Gundersen Health System, Refunding Series 2021A
:
2,120 4.000%, 10/15/34 10/31 at 100.00 2,121,328
1,455 4.000%, 10/15/35 10/31 at 100.00 1,453,513
1,870 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 1,869,904
5,490 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 5,581,571
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/37
1/27 at 103.00 1,257,015
3,815 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 3,819,597
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/39
11/26 at 103.00 1,834,327
1,355 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/25
12/24 at 100.00 1,362,317
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 2,342,003
1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 1,225,013
2,555 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023E, 3.875%, 11/01/54, (Mandatory Put 5/01/27)
11/25 at 100.00 2,546,838
4,760 Wisconsin State, General Obligation Bonds, Refunding Series 2024-1,
5.000%, 5/01/32
No Opt. Call 5,425,925
Total Wisconsin 167,191,099

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wyoming - 1.1%
$ 18,775 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 $ 17,010,987
Casper Community College District, Natrona County, Wyoming, Revenue
Bonds, Refunding Series 2021
:
960 4.000%, 4/15/37 4/31 at 100.00 980,705
1,000 4.000%, 4/15/38 4/31 at 100.00 1,015,012
Consolidated Wyoming Municipalities Electric Power System Joint Powers
Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds,
Gillette Electrical System Project, Refunding Series 2022
:
800 5.000%, 6/01/33 6/32 at 100.00 891,340
1,415 5.000%, 6/01/34 6/32 at 100.00 1,572,504
8,730 Sweetwater County 2023 Specific Purpose Joint Powers Board, Wyoming,
Sales and Use Excise Tax Revenue Bonds, Series 2023, 5.000%, 6/15/27
No Opt. Call 9,123,652
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call 26,665,287
4,215 University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage
Program, Refunding Series 2021A, 5.000%, 6/01/26
No Opt. Call 4,346,461
2,790 Wyoming Community Development Authority, Housing Revenue Bonds,
2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 2,772,057
6,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 5,390,381
3,250 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 2,719,910
6,675 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 5,013,843
6,000 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 4,399,123
2,700 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 1, 4.200%, 12/01/38
6/32 at 100.00 2,729,789
Total Wyoming 84,631,051
TOTAL MUNICIPAL BONDS
(cost $7,454,728,566) 7,155,295,110
Shares Description (a) Value
X –
COMMON STOCKS - 2.6% X 193,192,334
UTILITIES - 2.6%
76,300 (g),(i),(j) Vistra Vision Corporation Private Equity $ 193,192,334
TOTAL UTILITIES 193,192,334
TOTAL COMMON STOCKS
(cost $55,930,174) 193,192,334
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES - 0.3% X 20,504,566
$ 4,676 Federal Home Loan Mortgage Corporation, Notes, 2022
M068
3.150% 10/15/36 $ 4,070,821
3,764 Federal Home Loan Mortgage Corporation, Notes, 2023
23-ML15
4.140% 1/25/40 3,689,031
3,500 (c) Freddie Mac Multifamily ML Certificates, 2024 ML23 4.563% 4/25/42 3,666,036
8,002 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021, FRETE 202, 2021 ML10
2.032% 1/25/38 6,278,784

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 2,970 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A, New Hamps
3.875% 1/20/38 $ 2,799,894
TOTAL MORTGAGE-BACKED SECURITIES
(cost $22,933,277) 20,504,566
TOTAL LONG-TERM INVESTMENTS
(cost $7,533,592,017) 7,368,992,010
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.8%
X –
MUNICIPAL BONDS - 1.8% X 139,235,000
FLORIDA - 0.1%
$ 9,395 (k) Gainesville, Florida, Utilities System Revenue Bonds, Variable Rate
Demand Series 2012B, 1.000%, 10/01/42
2/24 at 100.00 $ 9,395,000
TOTAL FLORIDA 9,395,000
MICHIGAN - 0.5%
23,000 (k) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2023I, 1.000%, 4/15/58
6/24 at 100.00 23,000,000
16,125 (c),(k) Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Tender Option Bond Trust Series 2020-XM1159, 4.800%, 11/15/31
No Opt. Call 16,125,000
TOTAL MICHIGAN 39,125,000
NATIONAL - 0.6%
11,400 (c),(k) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5027. Ticker Symbol - IIM, 5.200%, 10/09/24,
(AMT)
No Opt. Call 11,400,000
31,220 (c),(k) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM, 5.200%, 10/09/24,
(AMT)
No Opt. Call 31,220,000
TOTAL NATIONAL 42,620,000
NEW YORK - 0.6%
10,000 (k) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Adjustable Rate Series AA-6, 4.650%, 6/15/48
6/24 at 100.00 10,000,000
8,595 (k) New York City, New York, General Obligation Bonds, Fiscal 2014 Series
I-2, 4.700%, 3/01/40
6/24 at 100.00 8,595,000
5,000 (k) New York City, New York, General Obligation Bonds, Fiscal 2015 Series
F-6, 1.000%, 6/01/44
8/19 at 100.00 5,000,000
24,500 (k) New York City, New York, General Obligation Bonds, Fiscal 2021 Series 3,
1.000%, 4/01/42
6/24 at 100.00 24,500,000
TOTAL NEW YORK 48,095,000
TOTAL MUNICIPAL BONDS
(cost $139,235,000) 139,235,000
TOTAL SHORT-TERM INVESTMENTS
(cost $139,235,000) 139,235,000
TOTAL INVESTMENTS (cost $7,672,827,017 ) - 100.1% 7,508,227,010
BORROWINGS - 0.0% (l) (2,267,791)
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (7,678,074)
NET ASSETS - 100% $ 7,498,281,145

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 7,155,289,005 $ 6,105 $ 7,155,295,110
Common Stocks – – 193,192,334 193,192,334
Mortgage-Backed Securities – 20,504,566 – 20,504,566
Short-Term Investments:
Municipal Bonds – 139,235,000 – 139,235,000
Total
$ – $ 7,315,028,571 $ 193,198,439 $ 7,508,227,010
Intermediate Duration
Level 3
Municipal
Bonds Common Stocks
Balance at the beginning of period $6,105 $169,386,644
Gains (losses):
Net realized gains (losses) - -
Change in net unrealized
appreciation (depreciation) - 23,805,690
Purchases at cost - -
Sales at proceeds - -
Net discounts (premiums) - -
Transfers into - -
Transfers (out of) - -
Balance at the end of period $6,105 $193,192,334
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $- $23,805,690
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Intermediate
Duration
Municipal Bonds $6,105 Expected Recovery Recovery Proceeds 100% N/A
Common Stocks 193,192,334 Enterprise Value EBITDA Multiples 10.50-12.50 N/A
Total $193,198,439

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $426,087,819 or 5.7% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(i) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(l) Borrowings as a percentage of Total Investments is 0.0%.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
WI/DD When-issued or delayed delivery security.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.5%
X –
MUNICIPAL BONDS - 94.6% X 5,005,002,243
Alabama - 1.7%
$ 10,000 (c) Alabama Federal Aid Highway Finance Authority, Special Obligation
Revenue Bonds, Series 2016A, 5.000%, 9/01/35, (Pre-refunded 9/01/26)
9/26 at 100.00 $ 10,353,412
7,955 Alabama Public School and College Authority, Capital Improvement Pool
Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/27
No Opt. Call 8,433,240
1,760 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 1,761,196
7,500 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2021C-1, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.68 7,511,740
3,410 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 3,396,719
5,800 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023C, 5.500%, 10/01/54, (Mandatory Put 6/01/32)
3/32 at 100.12 6,355,820
980 (c),(d) Cental Etowah County Solid Waste Disposal Authority, Alabama, Tax-
Exempt Solid Waste Disposal Revenue Bonds, Series 2020A, 6.000%,
7/01/45, (Pre-refunded 7/01/25), (AMT)
7/25 at 103.00 1,003,771
8,215 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 8,220,810
11,755 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 11,408,490
7,500 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 7,318,023
5,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32)
1/32 at 100.22 5,364,112
9,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 8,952,207
9,950 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 10,341,164
Total Alabama 90,420,704
Alaska - 1.3%
1,380 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2016A-II, 1.900%, 12/01/24
No Opt. Call 1,359,444
12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 9,858,667
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 18,367,706
3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.150%, 12/01/36
12/30 at 100.00 2,837,090
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 6,526,404

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alaska (continued)
$ 3,565 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%,
1/01/26, (AMT)
7/25 at 100.00 $ 3,577,859
Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019
:
5,145 5.000%, 4/01/27 No Opt. Call 5,298,799
5,355 5.000%, 4/01/28 No Opt. Call 5,569,584
5,575 5.000%, 4/01/29 No Opt. Call 5,847,202
2,805 Alaska State, General Obligation Bonds, Series 2023A, 5.000%, 8/01/24 No Opt. Call 2,807,959
1,675 North Slope Borough, Alaska, General Obligation Bonds, General
Purpose Series 2023A, 5.000%, 6/30/26
No Opt. Call 1,730,277
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1
:
1,000 5.000%, 6/01/25 No Opt. Call 1,009,329
1,775 5.000%, 6/01/28 No Opt. Call 1,861,432
Total Alaska 66,651,752
Arizona - 1.3%
Arizona State, Certificates of Participation, Refunding Series 2019A
:
5,585 (c) 5.000%, 10/01/26, (ETM) No Opt. Call 5,814,032
5,055 (c) 5.000%, 10/01/27, (ETM) No Opt. Call 5,362,381
6,760 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 6,801,775
1,940 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
4.000%, 6/01/49, (AMT), (Mandatory Put 6/01/29)
2/29 at 100.00 1,953,143
11,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 11,296,822
3,600 Chandler, Arizona, General Obligation Bonds, Series 2017, 2.300%,
7/01/28
7/27 at 100.00 3,346,378
4,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 4.125%, 9/01/32,
(AMT), (Mandatory Put 3/31/26)
No Opt. Call 3,973,594
5,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-1, 5.000%, 1/01/53, (Mandatory Put
5/15/26)
11/25 at 100.82 5,122,797
2,915 (e) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.450%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
7/24 at 100.00 2,913,480
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call 4,158,476
2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call 1,986,827
3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series
2015, 5.000%, 7/01/26
7/25 at 100.00 3,675,171
6,225 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/36, (AMT)
7/29 at 100.00 6,562,783

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 1,200 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series 2024A,
5.000%, 7/01/26 - AGM Insured
No Opt. Call $ 1,240,127
2,055 Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series
2014, 5.000%, 8/01/24
No Opt. Call 2,057,168
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.300%,
6/01/27, (AMT)
No Opt. Call 3,355,556
Total Arizona 69,620,510
Arkansas - 0.4%
9,295 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022, 2.875%, 11/01/32
11/26 at 100.00 9,259,869
430 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 426,601
2,195 Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014, 5.000%, 12/01/24
No Opt. Call 2,203,983
2,120 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 1,866,291
Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Refunding Series 2019
:
2,560 3.000%, 2/01/27 8/24 at 100.00 2,525,354
1,155 3.000%, 2/01/28 8/24 at 100.00 1,136,527
3,915 3.000%, 2/01/29 8/24 at 100.00 3,820,964
Total Arkansas 21,239,589
California - 3.6%
17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45, (Mandatory
Put 4/01/26)
10/25 at 100.00 16,990,849
4,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 4,217,724
3,550 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30)
8/30 at 100.12 3,883,843
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.000%,
5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.03 5,033,483
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A
:
805 5.000%, 6/01/25 No Opt. Call 813,725
2,030 5.000%, 6/01/27 No Opt. Call 2,108,547
2,915 5.000%, 6/01/28 No Opt. Call 3,070,092
3,355 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call 3,635,194
8,835 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/01/25)
10/25 at 100.00 8,565,500
3,120 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 3,137,207

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 9,685 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.950%,
1/01/50, (AMT), (Mandatory Put 1/30/25)
7/24 at 100.00 $ 9,687,045
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured, (AMT)
6/28 at 100.00 18,108,103
California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A
:
1,700 5.000%, 2/01/25 No Opt. Call 1,707,389
2,000 5.000%, 2/01/26 No Opt. Call 2,026,012
1,500 5.000%, 2/01/27 No Opt. Call 1,538,017
9,300 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2019A, 2.400%, 10/01/44,
(AMT), (Mandatory Put 10/01/29)
7/29 at 100.00 8,886,315
1,575 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%, 10/01/41,
(AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 1,578,903
6,840 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 6,815,953
6,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 5,982,311
6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call 6,611,914
5,600 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 5,629,741
1,000 (d) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27
6/26 at 100.00 1,015,404
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
1,070 (d) 5.000%, 12/01/26 No Opt. Call 1,090,133
350 (d) 5.000%, 12/01/27 No Opt. Call 359,895
765 (c) California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/24, (ETM)
No Opt. Call 765,000
445 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call 482,164
5,010 (c) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 5,096,623
6,000 Los Angeles Community College District, California, General Obligation
Bonds, Refunding Series 2024, 5.000%, 8/01/27
No Opt. Call 6,364,099
14,000 Los Angeles County, California, Tax and Revenue Anticipation Notes,
Series 2024-25, 5.000%, 6/30/25, (WI/DD)
No Opt. Call 14,233,209
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A
:
1,000 5.000%, 5/15/25, (AMT) No Opt. Call 1,011,835
1,500 5.000%, 5/15/26, (AMT) No Opt. Call 1,539,578
2,250 5.000%, 5/15/27, (AMT) No Opt. Call 2,330,732

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 2,000 5.000%, 5/15/28, (AMT) No Opt. Call $ 2,097,632
2,835 5.000%, 5/15/29, (AMT) No Opt. Call 3,000,946
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2018B,
5.000%, 5/15/26, (AMT)
No Opt. Call 4,105,542
4,725 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 5.000%,
5/15/26, (AMT)
No Opt. Call 4,849,671
2,345 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Refunding Series 2024A, 5.000%, 7/01/26
No Opt. Call 2,432,176
2,780 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Refunding Series 2023D, 5.000%, 8/15/49, (Mandatory Put 10/15/30)
4/30 at 100.00 3,060,378
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B
:
2,000 5.000%, 7/01/28, (AMT) No Opt. Call 2,093,517
2,000 5.000%, 7/01/29, (AMT) No Opt. Call 2,120,674
4,245 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/36, (AMT)
5/29 at 100.00 4,471,408
3,475 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H, 5.000%,
5/01/28, (AMT)
No Opt. Call 3,630,164
3,000 University of California, General Revenue Bonds, Series 2023BM, 5.000%,
5/15/28
No Opt. Call 3,230,691
Total California 189,409,338
Colorado - 2.8%
2,900 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
7/24 at 100.00 2,671,664
1,900 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, 5.000%, 11/15/59,
(Mandatory Put 11/15/29)
No Opt. Call 2,049,174
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24
7/24 at 100.00 7,613,178
19,710 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 19,901,305
18,470 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 18,832,381
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/26
No Opt. Call 1,032,389
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.000%, 12/01/29
No Opt. Call 5,367,701
13,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, 5.000%, 5/15/62, (Mandatory Put
8/15/28)
8/27 at 102.27 13,781,447
630 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 474,070
2,500 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 1,832,427

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 288 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 4.500%, 12/01/27
7/24 at 102.00 $ 284,604
4,930 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 2,691,139
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
6,435 5.000%, 11/15/26, (AMT) No Opt. Call 6,644,395
5,600 5.000%, 11/15/27, (AMT) No Opt. Call 5,818,623
4,580 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022C, 5.000%, 11/15/25
No Opt. Call 4,690,515
7,000 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D, 5.000%, 11/15/24, (AMT)
No Opt. Call 7,028,935
4,170 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/26, (AMT)
No Opt. Call 4,287,104
1,290 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B, 5.000%, 11/15/26, (AMT)
No Opt. Call 1,325,462
9,195 Denver, Colorado, General Obligation Bonds, Elevate Denver, Series
2019A, 5.000%, 8/01/25
No Opt. Call 9,369,826
3,000 (e) E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2021B, 3.921%, 9/01/39, (Mandatory Put 9/01/24) (SOFR*0.67% reference rate + 0.350% spread)
8/24 at 100.00 2,998,820
1,759 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A, 4.625%, 12/01/27
7/24 at 102.00 1,743,468
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
475 5.000%, 7/15/24 No Opt. Call 475,129
325 5.000%, 1/15/25 No Opt. Call 326,632
400 5.000%, 7/15/25 No Opt. Call 404,508
500 3.000%, 1/15/26 No Opt. Call 492,284
425 5.000%, 7/15/26 No Opt. Call 434,608
1,425 5.000%, 1/15/27 No Opt. Call 1,465,967
625 5.000%, 7/15/27 No Opt. Call 647,083
555 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 543,281
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 3.375%, 12/01/30
12/25 at 102.00 390,405
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%,
12/01/31
3/26 at 103.00 730,911
17,545 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Refunding Series 2019C, 5.000%, 11/15/47, (Mandatory Put 11/15/24)
7/24 at 100.00 17,573,902
6,600 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/25)
No Opt. Call 6,433,810
Total Colorado 150,357,147
Connecticut - 1.9%
6,500 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2015A, 5.000%, 7/01/35, (WI/
DD)
No Opt. Call 7,777,741

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 6,715 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26)
No Opt. Call $ 6,682,369
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/25
No Opt. Call 1,247,166
9,620 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017C-2, 2.800%, 7/01/57, (Mandatory Put 2/03/26)
No Opt. Call 9,485,965
18,070 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Variable Rate Demand Obligations, Series 1999-U1,
1.100%, 7/01/33, (Mandatory Put 2/11/25)
No Opt. Call 17,720,302
11,080 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2024B, 1.000%, 7/01/49, (Mandatory
Put 7/01/29), (WI/DD)
1/29 at 100.76 11,905,932
1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 1,958,932
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 4,347,175
3,525 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 2,874,982
4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 3,346,732
1,190 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 945,302
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 3,137,636
3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 3,036,909
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 9,433,884
1,500 Connecticut State, General Obligation Bonds, Series 2022E, 5.000%,
11/15/26
No Opt. Call 1,564,449
2,750 Connecticut State, General Obligation Bonds, Series 2024D, 5.000%,
5/01/27
No Opt. Call 2,889,473
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2022B
:
6,085 5.000%, 7/01/25 No Opt. Call 6,193,524
3,210 5.000%, 7/01/26 No Opt. Call 3,324,908
1,000 West Haven, Connecticut, General Obligation Bonds, Series 2012,
5.000%, 8/01/25 - AGM Insured
7/24 at 100.00 1,000,949
Total Connecticut 98,874,330
Delaware - 0.9%
27,285 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 25,897,077
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%, 10/01/40,
(Mandatory Put 10/01/25)
10/25 at 100.00 8,542,192
14,130 Delaware Economic Development Authority, Gas Facilities Revenue
Bonds, Delmarva Power & Light Company Project, Refunding Series 2020,
1.050%, 1/01/31, (Mandatory Put 7/01/25)
No Opt. Call 13,722,129
Total Delaware 48,161,398

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia - 1.7%
$ 5,005 District of Columbia, General Obligation Bonds, Series 2023B, 5.000%,
6/01/26
No Opt. Call $ 5,177,129
25,050 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2019C, 5.000%, 10/01/25
No Opt. Call 25,607,706
3,700 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2023C, 5.000%, 10/01/32
No Opt. Call 4,244,520
3,500 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 3,734,611
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Forward Delivery Series 2020A, 5.000%, 10/01/31,
(AMT)
10/30 at 100.00 5,335,762
10,525 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015B, 5.000%, 10/01/31, (AMT)
10/25 at 100.00 10,642,153
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/32, (AMT)
10/26 at 100.00 5,107,934
8,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call 8,507,852
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2022A
:
2,700 5.000%, 10/01/27, (AMT) No Opt. Call 2,801,366
3,000 5.000%, 10/01/28, (AMT) No Opt. Call 3,144,078
6,540 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.000%, 10/01/33, (AMT)
10/32 at 100.00 7,097,620
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2024A
:
3,880 5.000%, 10/01/27, (AMT), (WI/DD) No Opt. Call 4,024,495
6,205 5.000%, 10/01/28, (AMT), (WI/DD) No Opt. Call 6,501,205
Total District of Columbia 91,926,431
Florida - 3.7%
4,185 Broward County, Florida, Airport System Revenue Bonds, Series 2015A,
5.000%, 10/01/27, (AMT)
10/25 at 100.00 4,235,782
2,000 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/34, (AMT)
10/27 at 100.00 2,064,154
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
2,485 (d) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 7/24 at 100.00 2,646,264
5,055 5.000%, 7/01/34, (AMT) 7/32 at 100.00 5,336,491
4,765 5.000%, 7/01/35, (AMT) 7/32 at 100.00 5,023,274
19,415 5.000%, 7/01/36, (AMT) 7/32 at 100.00 20,396,240
10,215 5.000%, 7/01/37, (AMT) 7/32 at 100.00 10,678,149
9,900 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 10,076,590
20,320 (d) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 21,070,446
1,595 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 1,582,083
6,925 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 6,197,688

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 $ 1,707,471
2,825 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 2,088,141
10,000 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015E, 4.000%, 6/01/34
6/25 at 100.00 10,006,690
7,445 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2014, 4.000%, 9/01/34
9/24 at 100.00 7,309,671
22,060 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/27, (AMT)
No Opt. Call 22,888,196
2,610 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call 2,688,332
10,000 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44, (Pre-
refunded 10/01/24), (AMT)
10/24 at 100.00 10,023,706
9,030 Lee County, Florida, Airport Revenue Bonds, Refunding Series 2021A,
5.000%, 10/01/30, (AMT)
No Opt. Call 9,658,632
Manatee County School District, Florida, Sales Tax Revenue Bonds, Series
2017
:
2,800 5.000%, 10/01/25 - AGM Insured No Opt. Call 2,855,424
2,340 5.000%, 10/01/26 - AGM Insured No Opt. Call 2,418,938
2,095 5.000%, 10/01/27 - AGM Insured 4/27 at 100.00 2,170,591
3,110 5.000%, 10/01/28 - AGM Insured 4/27 at 100.00 3,214,384
2,690 5.000%, 10/01/29 - AGM Insured 4/27 at 100.00 2,780,004
5,005 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/36, (AMT)
10/24 at 100.00 5,010,623
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A
:
2,170 5.000%, 11/01/29 - AGM Insured 11/27 at 100.00 2,262,004
9,215 5.000%, 11/01/30 - AGM Insured 11/27 at 100.00 9,612,819
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
2,215 5.000%, 8/15/24 No Opt. Call 2,218,401
5,500 5.000%, 8/15/25 No Opt. Call 5,594,375
280 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
7/24 at 100.00 273,915
305 (f) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
7/24 at 100.00 3
Total Florida 194,089,481
Georgia - 2.4%
Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2023G
:
2,000 5.000%, 7/01/26, (AMT) No Opt. Call 2,052,814
1,250 5.000%, 7/01/27, (AMT) No Opt. Call 1,295,032
2,625 5.000%, 7/01/28, (AMT) No Opt. Call 2,747,741
5,000 5.000%, 7/01/29, (AMT) No Opt. Call 5,280,634
2,500 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E, 5.000%, 7/01/24,
(AMT)
No Opt. Call 2,500,000
2,885 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 2,504,769

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 2,750 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 $ 2,226,321
1,900 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2024A, 4.100%, 12/01/39, (WI/DD)
6/33 at 100.00 1,894,158
24,720 Georgia State, General Obligation Bonds, Refunding Series 2022C,
4.000%, 7/01/24
No Opt. Call 24,720,000
5,000 Georgia State, General Obligation Bonds, Refunding Series 2023C,
5.000%, 1/01/33
No Opt. Call 5,791,971
Georgia State, General Obligation Bonds, Series 2017A
:
5,055 5.000%, 2/01/29 2/27 at 100.00 5,291,022
5,085 5.000%, 2/01/31 2/27 at 100.00 5,299,020
6,070 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 6,217,629
12,390 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 12,396,040
10,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 10,098,524
6,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 6,817,541
16,800 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 16,587,673
8,150 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 8,649,432
3,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 3,743,696
1,035 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-2,
3.875%, 10/01/48, (Mandatory Put 3/06/26)
No Opt. Call 1,039,004
Total Georgia 127,153,021
Guam - 0.1%
2,365 Guam Power Authority, Revenue Bonds, Refunding Series 2022A, 5.000%,
10/01/24
No Opt. Call 2,369,181
Total Guam 2,369,181
Hawaii - 0.6%
2,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 1,633,460
14,580 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 11,909,373
9,225 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call 8,413,360
5,900 Honolulu City and County, Hawaii, General Obligation Bonds, Refunding
Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 6,208,320
2,205 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26
7/25 at 100.00 2,238,872
Total Hawaii 30,403,385

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Idaho - 0.6%
Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A
:
$ 6,020 5.000%, 3/01/26 No Opt. Call $ 6,141,708
4,815 5.000%, 3/01/29 9/28 at 100.00 5,019,283
4,880 5.000%, 3/01/31 9/28 at 100.00 5,082,670
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 12,871,321
Total Idaho 29,114,982
Illinois - 5.2%
Adams County School District 172, Quincy, Illinois, General Obligation
Bonds, Series 2016
:
1,290 5.000%, 2/01/25 - AGM Insured No Opt. Call 1,299,687
1,515 5.000%, 2/01/27 - AGM Insured 2/26 at 100.00 1,549,094
Chanpaign County Community Unit School District 4, Illinois, General
Obligation Bonds, School Building Series 2020A
:
550 0.000%, 1/01/26 No Opt. Call 517,009
780 0.000%, 1/01/27 No Opt. Call 703,286
585 0.000%, 1/01/28 No Opt. Call 506,310
19,250 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30
12/27 at 100.00 21,057,151
3,300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 3,376,695
1,455 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/26
No Opt. Call 1,309,059
4,855 Chicago O'Hare International Airport, 5.000%, 1/01/34 1/25 at 100.00 4,876,995
13,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A, 5.000%, 1/01/32
1/25 at 100.00 13,045,638
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C
:
1,250 5.000%, 1/01/25 No Opt. Call 1,256,081
5,975 5.000%, 1/01/26 No Opt. Call 6,078,874
2,510 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.000%, 1/01/34
1/32 at 100.00 2,714,447
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
4,360 5.000%, 1/01/25 No Opt. Call 4,382,172
1,970 5.000%, 1/01/26 No Opt. Call 2,003,609
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
1,185 5.000%, 1/01/27 - BAM Insured No Opt. Call 1,218,201
3,250 5.000%, 1/01/28 - BAM Insured No Opt. Call 3,382,054
DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds, Limited Tax Capital Appreciation School Series 2018
:
980 0.000%, 12/15/26 No Opt. Call 881,839
20 (c) 0.000%, 12/15/26, (ETM) No Opt. Call 18,432
1,050 0.000%, 12/15/27 No Opt. Call 907,816
8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 7,943,501
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de
Paul Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put
3/03/26)
No Opt. Call 20,350,707

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series 2012,
1.250%, 11/01/38, (Mandatory Put 11/01/26)
No Opt. Call $ 10,662,887
2,725 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 2,731,497
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
2,240 (c) 5.000%, 9/01/24, (ETM) No Opt. Call 2,244,509
865 (c) 5.000%, 9/01/25, (Pre-refunded 9/01/24) 9/24 at 100.00 866,741
1,225 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call 1,233,668
Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital,
Series 2016A
:
1,075 (c) 5.000%, 8/15/24, (ETM) No Opt. Call 1,076,337
2,000 (c) 5.000%, 8/15/25, (ETM) No Opt. Call 2,030,936
3,000 (c) 5.000%, 8/15/26, (ETM) No Opt. Call 3,091,035
1,015 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 1,056,481
7,080 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 7,159,526
2,000 Illinois Finance Authority, Water Facilities Revenue Bonds, American Water
Capital Corporation Project, Refunding Series 2020, 3.875%, 5/01/40,
(Mandatory Put 9/01/28)
No Opt. Call 1,997,193
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 7,641,258
2,655 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call 2,674,173
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call 5,025,091
5,465 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/28
6/26 at 100.00 5,583,990
1,455 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 1,474,965
Illinois State, General Obligation Bonds, November Series 2017D
:
4,465 5.000%, 11/01/24 No Opt. Call 4,483,361
1,075 5.000%, 11/01/25 No Opt. Call 1,095,073
7,140 3.250%, 11/01/26 No Opt. Call 7,006,794
8,900 5.000%, 11/01/26 No Opt. Call 9,190,126
19,875 5.000%, 11/01/27 No Opt. Call 20,795,793
5,875 5.000%, 11/01/28 11/27 at 100.00 6,128,366
5,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 5,353,586
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 10,972,667
3,755 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call 3,786,884
1,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 1,018,371
4,415 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call 4,513,543
5,000 Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior Lien
Anticipation Notes Series 2022, 5.000%, 1/01/25
No Opt. Call 5,016,208

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,235 LaSalle and Bureau Counties High School District 120 LaSalle-Peru,
Illinois, General Obligation Bonds, School Building Series 2017, 5.000%,
12/01/26 - BAM Insured
No Opt. Call $ 1,273,141
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
775 5.000%, 12/15/25 No Opt. Call 788,585
1,925 5.000%, 12/15/26 No Opt. Call 1,980,537
360 5.000%, 12/15/27 No Opt. Call 375,138
1,945 5.000%, 12/15/28 12/27 at 100.00 2,022,946
650 5.000%, 12/15/30 12/27 at 100.00 677,433
North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service
Area 19, Refunding Series 2019
:
1,000 4.000%, 2/01/33 - BAM Insured 2/28 at 100.00 1,017,714
1,000 4.000%, 2/01/36 - BAM Insured 2/28 at 100.00 1,008,150
1,895 4.000%, 2/01/40 - BAM Insured 2/28 at 100.00 1,875,550
2,010 4.000%, 2/01/44 - BAM Insured 2/28 at 100.00 1,988,553
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
325 5.000%, 10/01/25 - BAM Insured No Opt. Call 329,637
250 5.000%, 10/01/26 - BAM Insured No Opt. Call 256,197
6,245 (c) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017, 5.000%, 6/01/25, (ETM)
No Opt. Call 6,329,741
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017
:
1,000 3.300%, 3/01/25 - BAM Insured No Opt. Call 996,028
1,258 3.450%, 3/01/26 - BAM Insured No Opt. Call 1,247,912
1,218 3.600%, 3/01/28 - BAM Insured 3/27 at 100.00 1,210,465
8,240 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization
Bonds, Series 2018C, 5.000%, 1/01/28
No Opt. Call 8,685,406
Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A
:
2,725 5.000%, 2/15/26 No Opt. Call 2,768,674
3,655 5.000%, 2/15/27 No Opt. Call 3,749,287
Total Illinois 273,870,810
Indiana - 3.4%
14,235 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 13,271,357
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
0.650%, 8/01/25
No Opt. Call 4,316,549
Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Southern Indiana Gas & Electric Company, Refunding Series 2013A
:
8,885 4.000%, 3/01/38, (AMT), (Mandatory Put 8/01/28) 5/28 at 100.00 8,700,898
21,115 4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28) 5/28 at 100.00 20,562,477
1,100 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A, 4.125%,
12/01/26
No Opt. Call 1,102,855
Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy
Indiana, Inc. Project, Refunding Series 2009A-1
:
5,750 3.750%, 3/01/31, (AMT), (Mandatory Put 6/01/27) No Opt. Call 5,714,264
7,480 4.500%, 5/01/35, (AMT), (Mandatory Put 6/01/32) 6/27 at 100.00 7,463,201

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 7,330 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-1, 5.000%,
10/01/62, (Mandatory Put 7/01/28)
7/27 at 101.76 $ 7,739,672
12,660 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 12,421,425
8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46,
(Mandatory Put 1/01/26)
6/25 at 100.00 7,626,395
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Forward Delivery Series 2022A
:
1,515 5.000%, 10/01/26 No Opt. Call 1,575,787
1,645 5.000%, 10/01/27 No Opt. Call 1,740,318
1,250 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2015A, 5.000%, 10/01/26
10/24 at 100.00 1,254,780
3,520 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 2,731,628
1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 940,374
2,610 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 1,963,501
6,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2019D, 5.000%,
1/01/27, (AMT)
No Opt. Call 6,168,106
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call 8,000,000
10,925 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call 11,118,510
Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A
:
465 5.000%, 10/01/24 No Opt. Call 466,453
545 5.000%, 10/01/25 10/24 at 100.00 547,084
830 5.000%, 10/01/26 10/24 at 100.00 833,070
3,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 3.125%, 7/01/25
No Opt. Call 2,958,265
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call 11,544,989
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call 12,859,763
8,500 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 8,500,101
13,805 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 14,068,550
5,745 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 5,764,477
Total Indiana 181,954,849
Iowa - 0.4%
5,300 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%,
12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 5,558,663

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
$ 3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 $ 2,290,692
2,225 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 1,855,372
2,620 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 2,232,013
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 2,354,697
1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 1,534,478
5,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds, Green
Series 2024A, 5.000%, 8/01/34
5/34 at 100.00 5,843,590
Total Iowa 21,669,505
Kansas - 0.6%
9,610 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes Series
2021B, 0.375%, 12/01/24
7/24 at 100.00 9,405,215
8,500 Kansas Department of Transportation, Highway Revenue Bonds,
Refunding Series 2024A, 5.000%, 9/01/27, (WI/DD)
No Opt. Call 8,985,638
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B
:
10,360 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 11,388,078
2,000 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 2,124,133
Total Kansas 31,903,064
Kentucky - 2.7%
7,750 Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds,
Duke Energy Kentucky, Refunding Series 2008A, 3.700%, 8/01/27
6/27 at 100.00 7,661,624
6,050 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/01/26)
No Opt. Call 5,626,404
30,000 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/01/26)
No Opt. Call 27,944,904
4,455 Kentucky Asset/Liability Commission, General Fund Revenue Project
Notes, Federal Highway Trust Fund, First Refunding Series 2024A, 5.000%,
9/01/26
No Opt. Call 4,618,122
4,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/25
No Opt. Call 4,203,180
6,250 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 130, Series 2024B, 5.000%, 11/01/25
No Opt. Call 6,388,098
2,250 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Projects, Refunding Series 2024A, 5.000%, 7/01/27,
(WI/DD)
No Opt. Call 2,367,430
3,350 Louisville and Jefferson County Metropolitan Government Board of Water
Works, Kentucky, Water System Revenue Bonds, Refunding Series 2022,
5.000%, 11/15/25
No Opt. Call 3,434,016
4,200 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023B, 5.000%, 10/01/47,
(Mandatory Put 10/01/29)
4/29 at 100.73 4,472,228
4,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001A, 0.900%, 9/01/26
No Opt. Call 3,705,452

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 8,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call $ 7,218,407
18,090 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2005A, 1.750%, 2/01/35, (Mandatory Put 7/01/26)
No Opt. Call 17,345,472
3,565 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%, 9/01/27
No Opt. Call 3,630,362
1,350 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 3.875%,
6/01/40, (Mandatory Put 9/01/28)
No Opt. Call 1,353,259
5,605 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, 5.000%, 1/01/55, (Mandatory Put 8/01/32)
5/32 at 100.21 5,922,755
1,300 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 1,305,775
2,950 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 2,941,990
3,250 Rural Water Financing Agency, Kentucky, Construction Notes, USDA Public
Projects Series 2023A, 3.900%, 11/01/25
7/24 at 100.00 3,233,629
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call 2,822,569
10,200 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call 9,246,343
21,345 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 19,433,361
Total Kentucky 144,875,380
Louisiana - 3.1%
20,575 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call 20,305,519
845 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 668,072
1,900 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A, 4.000%, 12/01/39
6/33 at 100.00 1,900,390
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A
:
1,105 5.000%, 10/01/24 No Opt. Call 1,107,758
3,000 4.000%, 10/01/25 No Opt. Call 3,012,022
19,420 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 18,777,021
10,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory Put
5/15/25)
11/24 at 102.04 10,105,453
29,860 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/25)
No Opt. Call 30,101,060
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/28)
No Opt. Call 4,160,583

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015
:
$ 1,010 5.000%, 5/15/29 5/25 at 100.00 $ 1,021,252
1,000 5.000%, 5/15/30 5/25 at 100.00 1,011,156
1,565 (c) Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/24 - AGM Insured, (ETM)
No Opt. Call 1,568,150
Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017C
:
2,655 5.000%, 5/01/29 11/27 at 100.00 2,793,364
3,040 5.000%, 5/01/30 11/27 at 100.00 3,189,658
3,070 5.000%, 5/01/31 11/27 at 100.00 3,221,248
5,000 Louisiana State, General Obligation Bonds, Series 2024B, 5.000%,
8/01/27
No Opt. Call 5,277,697
675 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/26
6/25 at 100.00 685,163
2,780 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30)
No Opt. Call 3,072,446
3,665 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25)
No Opt. Call 3,722,640
16,405 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-1, 4.050%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 16,414,367
18,080 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 17,453,674
2,500 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call 2,500,000
10,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 9,696,577
Total Louisiana 161,765,270
Maine - 0.2%
610 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call 610,000
2,955 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 2,155,750
1,165 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 950,171
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 2,332,855
2,030 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 1,513,598
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 1,607,824
Total Maine 9,170,198
Maryland - 1.3%
7,205 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2019, 5.000%, 10/01/25
No Opt. Call 7,365,410

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 8,130 Baltimore County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2020, 5.000%, 3/01/27
No Opt. Call $ 8,532,876
10 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 3.250%, 1/01/31
1/26 at 100.00 9,710
1,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/26
No Opt. Call 998,017
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 6,018,631
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.300%, 9/01/35
3/29 at 100.00 3,479,668
4,880 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 1.950%, 9/01/35
9/29 at 100.00 3,772,366
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.800%, 9/01/36
3/30 at 100.00 8,832,574
8,310 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 1.875%, 9/01/36
3/30 at 100.00 6,192,852
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.200%, 9/01/36
9/30 at 100.00 9,684,791
500 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/24
No Opt. Call 500,000
4,625 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 5,005,996
9,870 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Refunding Series 2020, 5.000%, 6/01/25
No Opt. Call 10,026,296
Total Maryland 70,419,187
Massachusetts - 1.4%
10,000 Lowell, Massachusetts, General Obligation Bonds, Bond Anticipation
Notes Series 2024, 5.000%, 10/25/24
No Opt. Call 10,041,996
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
735 5.000%, 7/01/24 No Opt. Call 735,000
795 5.000%, 7/01/25 7/24 at 100.00 790,118
2,190 Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel
Lahey Health Issue, Series 2023M, 5.000%, 7/01/32
No Opt. Call 2,441,148
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call 1,520,683
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
2,780 5.000%, 7/01/29 7/28 at 100.00 2,913,376
2,750 5.000%, 7/01/30 7/28 at 100.00 2,871,160
2,515 5.000%, 7/01/31 7/28 at 100.00 2,623,909
2,100 5.000%, 7/01/32 7/28 at 100.00 2,188,436
1,425 Massachusetts Development Finance Agency, Revenue Bonds, Harvard
University, Series 2024B, 5.000%, 2/15/33
No Opt. Call 1,658,204

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G
:
$ 130 (d) 5.000%, 7/15/24 No Opt. Call $ 129,968
125 (d) 5.000%, 7/15/25 No Opt. Call 124,671
160 (d) 5.000%, 7/15/26 No Opt. Call 159,673
170 (d) 5.000%, 7/15/27 No Opt. Call 169,910
175 (d) 5.000%, 7/15/28 No Opt. Call 175,134
220 (d) 5.000%, 7/15/30 No Opt. Call 221,228
2,230 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 2,136,088
2,135 Massachusetts Health and Educational Facilities Authority, Variable Rate
Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A,
2.450%, 11/01/30, (Mandatory Put 4/01/26)
No Opt. Call 2,087,335
1,985 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
2.750%, 12/01/34
12/28 at 100.00 1,718,229
1,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022A-2, 2.650%, 6/01/26
6/25 at 100.00 972,875
5,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-3, 4.000%, 6/01/26
6/25 at 100.00 5,024,118
1,970 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 1,923,368
4,570 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
7/24 at 100.00 4,320,048
3,500 Massachusetts Housing Finance Agency, Multifamily Housing Bonds,
Green Series 2023C2, 4.000%, 12/01/27
12/26 at 100.00 3,489,552
5,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 3,842,971
1,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 777,980
2,725 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 2,119,996
7,385 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 5,885,369
Massachusetts State, General Obligation Bonds, Consolidated Series
2024B
:
3,680 5.000%, 5/01/26 No Opt. Call 3,800,072
4,525 5.000%, 5/01/27 No Opt. Call 4,760,781
4,000 Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation
Notes Series 2024, 5.000%, 7/25/25
No Opt. Call 4,058,564
Total Massachusetts 75,681,960
Michigan - 2.5%
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2024A
:
10,000 5.000%, 7/01/26 No Opt. Call 10,332,428
7,500 5.000%, 7/01/27 No Opt. Call 7,889,889
6,000 Great Lakes Water Authority, Michigan, Water Supply System Revenue
Bonds, Refunding Senior Lien Series 2024A, 5.000%, 7/01/26
No Opt. Call 6,199,457
Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022A
:
4,000 5.000%, 4/15/26 No Opt. Call 4,116,635
2,600 5.000%, 4/15/27 No Opt. Call 2,711,913

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 5,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Series 2019B, 5.000%, 11/15/44, (Mandatory Put 11/16/26)
5/26 at 100.00 $ 5,121,632
Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1
:
2,000 5.000%, 6/01/27 No Opt. Call 2,080,161
5,115 5.000%, 6/01/28 No Opt. Call 5,399,151
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 6,522,696
2,850 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
7/24 at 100.00 2,771,274
2,530 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2022A, 3.300%, 4/01/26
7/24 at 100.00 2,493,417
10,000 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2023A, 3.750%, 4/01/27
7/24 at 100.00 9,960,310
1,805 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.350%, 12/01/34
6/28 at 100.00 1,689,156
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 4,799,534
10,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 8,802,123
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 12,177,431
6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 4,506,272
2,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2022A, 4.000%, 12/01/37
12/31 at 100.00 1,978,471
5,655 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2024II, 5.000%, 10/15/27, (WI/DD)
No Opt. Call 5,991,670
200 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 5.000%, 11/15/24
No Opt. Call 201,094
3,040 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023, 5.000%, 11/15/26
No Opt. Call 3,170,616
7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers
Energy Company Project, Variable Rate Series 2005, 0.875%, 4/01/35,
(AMT), (Mandatory Put 10/08/26)
10/21 at 100.00 6,974,911
7,100 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Collateralized Series 2023DT,
3.875%, 6/01/53, (AMT), (Mandatory Put 6/03/30)
3/30 at 100.00 7,185,742
2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 2,289,278
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 1,200,928
7,500 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023E, 5.000%, 12/01/28 -
AGM Insured, (AMT)
No Opt. Call 7,892,263
Total Michigan 134,458,452
Minnesota - 1.0%
17,000 Edina, Minnesota, General Obligation Bonds, Series 2022B, 2.000%,
2/01/25
7/24 at 100.00 16,763,503

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 5,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 $ 5,277,079
1,265 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 1,055,987
2,235 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 1,865,912
4,330 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 3,318,687
5,595 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 4,394,788
5,045 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 3,959,816
8,415 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 6,761,149
3,285 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Social Series 2022A, 2.600%, 7/01/37
7/31 at 100.00 2,799,147
2,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 2,015,186
6,820 Minnesota Public Facilities Authority, State Clean Water Revolving Fund
Revenue Bonds, Series 2016A, 5.000%, 3/01/31
3/26 at 100.00 7,013,867
Total Minnesota 55,225,121
Mississippi - 0.5%
7,575 Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control
Revenue Bonds, International Paper Company Project, Refunding Series
2022, 2.650%, 4/01/37, (Mandatory Put 4/01/27)
4/27 at 100.00 7,347,397
5,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
7/24 at 100.00 5,736,939
1,210 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 1,002,710
615 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 461,229
5,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-2, 4.125%, 9/01/36,
(Mandatory Put 8/28/24)
No Opt. Call 5,003,301
3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call 3,683,376
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A
:
205 5.000%, 10/15/24 No Opt. Call 205,567
1,500 5.000%, 10/15/26 No Opt. Call 1,542,894
Total Mississippi 24,983,413
Missouri - 0.9%
5,330 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 4,793,339
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 9,892,445
5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 4,519,670

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 12,335 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call $ 12,407,801
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A
:
1,190 5.000%, 6/01/25 No Opt. Call 1,205,717
2,520 5.000%, 6/01/27 No Opt. Call 2,634,779
755 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2019C,
2.500%, 11/01/34
5/29 at 100.00 644,542
1,065 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021A,
1.950%, 11/01/36
5/30 at 100.00 801,404
1,890 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
1.800%, 11/01/36
5/30 at 100.00 1,385,315
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A
:
2,420 5.000%, 1/01/25 No Opt. Call 2,432,487
5,100 5.000%, 1/01/26 1/25 at 100.00 5,136,720
500 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022, 5.000%, 7/01/24, (AMT)
No Opt. Call 500,000
855 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023B, 5.000%, 7/01/24, (AMT)
No Opt. Call 855,000
Total Missouri 47,209,219
Montana - 0.1%
Gallatin County, Montana, General Obligation Bonds, Series 2023
:
1,365 5.000%, 7/01/33 No Opt. Call 1,563,064
1,300 5.000%, 7/01/35 7/33 at 100.00 1,487,705
Lewis and Clark County School District 9 East Helena, Montana, General
Obligation Bonds, School Building Series 2018
:
1,000 5.000%, 7/01/27 No Opt. Call 1,049,061
1,055 5.000%, 7/01/28 No Opt. Call 1,122,475
1,335 5.000%, 7/01/29 7/28 at 100.00 1,420,495
750 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 1.850%, 12/01/36
6/30 at 100.00 546,547
500 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
1.850%, 12/01/36
12/30 at 100.00 368,821
Total Montana 7,558,168
National - 0.1%
2,663 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call 2,511,948
Total National 2,511,948
Nebraska - 0.7%
8,345 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 8,794,196
3,890 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 3,894,465
815 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 824,314

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska (continued)
$ 1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 $ 1,668,881
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 7,107,892
2,455 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 1,866,888
3,555 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 2,824,752
1,630 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 1,666,338
6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series
2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/01/25)
No Opt. Call 6,239,042
Total Nebraska 34,886,768
Nevada - 0.9%
8,640 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018B, 5.000%, 6/15/25
No Opt. Call 8,766,560
6,385 Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien
Notes Series 2021B, 5.000%, 7/01/27, (AMT)
No Opt. Call 6,605,852
19,325 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/26
No Opt. Call 19,975,000
3,500 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power
Company Project, Refunding Series 2017, 3.750%, 1/01/36, (Mandatory
Put 3/31/26)
3/26 at 100.00 3,470,721
950 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 5.000%, 7/01/25
No Opt. Call 965,816
2,275 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory Put
12/01/24)
12/24 at 100.00 2,281,213
Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A
:
1,970 1.850%, 10/01/33 10/30 at 100.00 1,560,415
1,970 2.000%, 10/01/36 10/30 at 100.00 1,538,021
3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 2,417,359
Total Nevada 47,580,957
New Hampshire - 0.4%
8,440 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call 8,374,165
11,000 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 4.500%,
10/01/33
No Opt. Call 11,312,895
2,495 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2024C, 4.100%, 7/01/39, (WI/DD)
1/33 at 100.00 2,494,955
Total New Hampshire 22,182,015
New Jersey - 3.5%
3,945 Bergen County Improvement Authority, New Jersey, County Guaranteed
Governmental Pooled Project Notes, Series 2024, 4.500%, 5/28/25
No Opt. Call 3,970,634
Delran Township, New Jersey, General Obligation Bonds, Series 2019
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 1,000 2.000%, 10/15/27 No Opt. Call $ 932,038
1,000 2.000%, 10/15/28 No Opt. Call 909,228
1,000 2.000%, 10/15/29 No Opt. Call 893,619
10,000 East Brunswick Township, Middlesex County, New Jersey, General
Obligation Bonds, General Improvement Water Utility Bond Anticipation
Notes Series 2024, 4.500%, 7/15/25, (WI/DD)
No Opt. Call 10,092,271
2,545 Essex County Improvement Authority, New Jersey, Lease Revenue Bonds,
Essex County Family Court Building House Projects, County Guaranteed
Series 2024, 5.000%, 6/18/25
No Opt. Call 2,579,152
225 (c) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 226,247
Gloucester Township, New Jersey, General Obligation Bonds, Series 2019
:
3,640 2.000%, 2/01/26 - BAM Insured No Opt. Call 3,496,041
3,975 2.000%, 2/01/27 - BAM Insured No Opt. Call 3,732,126
1,310 Mahwah Township, Bergen County, New Jersey, General Improvement,
Water and Sewer Utility Bonds, Series 2023, 1.000%, 1/15/25
No Opt. Call 1,287,522
400 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Capital Equipment & Improvement Bonds, Series 2022,
5.000%, 9/15/25
No Opt. Call 408,389
5,000 Monmouth County, New Jersey, Bond Anticipation Notes, Series 2024,
5.000%, 6/03/25
No Opt. Call 5,068,928
6,180 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 5,882,677
10,545 New Jersey Economic Development Authority, Revenue Bonds, Municipal
Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call 10,628,263
7,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 6/15/26
No Opt. Call 7,202,638
3,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call 3,196,307
6,135 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, 5.000%, 6/15/33, (Pre-refunded
12/15/28)
12/28 at 100.00 6,641,866
1,300 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
7/24 at 100.50 1,301,258
9,180 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call 8,594,222
2,600 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 5.000%,
7/01/29
7/26 at 100.00 2,665,643
6,335 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021B, 0.750%, 11/01/24
No Opt. Call 6,229,589
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2022I
:
2,515 2.650%, 10/01/24 No Opt. Call 2,504,938
2,915 2.750%, 4/01/25 No Opt. Call 2,870,270
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
1,320 5.000%, 6/01/25 No Opt. Call 1,340,064
3,150 5.000%, 6/01/26 No Opt. Call 3,255,362
30 5.000%, 6/01/27 No Opt. Call 31,503
1,455 5.000%, 6/01/28 No Opt. Call 1,553,736

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 2,335 4.000%, 6/01/30 No Opt. Call $ 2,439,512
1,005 4.000%, 6/01/31 No Opt. Call 1,056,247
1,645 New Jersey Transportation Trust Fund Authority, 5.000%, 6/15/30 12/28 at 100.00 1,749,935
7,220 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 7,411,364
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A
:
7,150 5.000%, 12/15/25 No Opt. Call 7,300,736
5,020 5.000%, 12/15/26 No Opt. Call 5,210,211
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 2,117,346
500 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021, 5.000%, 7/15/24
No Opt. Call 500,201
5,000 North Brunswick Township, New Jersey, General Obligation Bonds, Series
2024A, 5.000%, 7/08/25, (WI/DD)
No Opt. Call 5,069,091
3,200 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Philadelphia Electric Company Project Series
1993A, 4.450%, 3/01/25, (AMT)
No Opt. Call 3,206,295
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
4,000 5.000%, 6/01/25 No Opt. Call 4,041,272
5,125 5.000%, 6/01/27 No Opt. Call 5,316,893
5,490 5.000%, 6/01/28 No Opt. Call 5,766,641
14,205 5.000%, 6/01/29 6/28 at 100.00 14,952,498
3,835 5.000%, 6/01/36 6/28 at 100.00 4,025,100
2,385 4.000%, 6/01/37 6/28 at 100.00 2,387,507
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 6,294,912
6,710 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/28
9/25 at 100.00 6,607,046
Total New Jersey 182,947,338
New Mexico - 1.3%
13,620 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010A,
0.875%, 6/01/40, (Mandatory Put 10/01/26)
No Opt. Call 12,586,321
15,000 New Mexico Finance Authority, New Mexico, Transportation Revenue
Bonds, State Transportation Commission, Refunding Senior Lien Series
2024A, 5.000%, 6/15/27, (WI/DD)
No Opt. Call 15,779,267
New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission  Refunding Senior Lien, Series 2022A
:
16,320 5.000%, 6/15/25 No Opt. Call 16,586,803
11,940 5.000%, 6/15/26 No Opt. Call 12,343,505
4,595 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 4,654,408
1,695 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 1,516,979
2,140 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 1,622,891
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 737,047

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico (continued)
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Refunding Series 2015A
:
$ 1,690 5.000%, 6/15/25 No Opt. Call $ 1,714,277
1,760 5.000%, 6/15/26 6/25 at 100.00 1,785,023
326 (d) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 3.750%, 5/01/28
No Opt. Call 318,082
Total New Mexico 69,644,603
New York - 8.1%
10,000 Chautauqua County Capital Resource Corporation, New York, Facilities
Revenue Bonds, NRG Energy Project Refunding Series 2020, 4.250%,
4/01/42, (Mandatory Put 4/03/28)
No Opt. Call 10,057,977
1,725 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call 1,744,335
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 4,594,418
1,015 Dormitory Authority of the State of New York, Revenue Bonds, Rochester
Institute of Technology, Series 2020A.  Forward Delivery, 5.000%, 7/01/25
No Opt. Call 1,032,700
8,600 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%, 7/01/30
7/26 at 100.00 8,738,577
4,365 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Mandatory Tender Series 2020B, 0.850%, 9/01/50, (Mandatory Put
9/01/25)
3/25 at 100.00 4,195,774
11,850 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
7/24 at 100.00 11,366,537
5,020 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%,
11/15/32
11/26 at 100.00 5,196,959
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/26
No Opt. Call 5,185,808
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E
:
1,500 5.000%, 11/15/30 No Opt. Call 1,641,747
2,250 5.000%, 11/15/32 11/30 at 100.00 2,444,399
10,850 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 11,073,012
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B
:
1,075 5.000%, 7/01/24 No Opt. Call 1,075,000
685 5.000%, 7/01/25 7/24 at 100.00 685,837
1,065 5.000%, 7/01/26 7/24 at 100.00 1,065,978
1,500 5.000%, 7/01/27 7/24 at 100.00 1,501,360
10,020 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Green Series 2023A-2, 3.700%, 5/01/63,
(Mandatory Put 12/30/27)
12/25 at 100.00 10,009,839
10,200 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Bond 2021K-2,
0.900%, 11/01/60, (Mandatory Put 1/01/26)
10/24 at 100.00 9,615,458

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 3,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Series 2024B-2,
3.700%, 5/01/64, (Mandatory Put 7/03/28)
2/28 at 100.00 $ 3,015,858
5,835 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.000%, 11/01/35
5/28 at 100.00 4,585,237
475 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-2, 0.700%, 5/01/60, (Mandatory Put 11/01/24)
7/24 at 100.00 468,507
3,470 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A,
3.450%, 11/01/34
2/27 at 100.00 3,267,817
3,010 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B,
2.550%, 11/01/34
5/27 at 100.00 2,641,093
980 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning Disabilities
Inc., Short Term Auction Rate Series 1999, 2.250%, 10/01/29 - AGM
Insured
No Opt. Call 905,124
6,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series E-1, 5.000%, 2/01/34
2/26 at 100.00 6,126,867
8,845 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries A, 5.000%, 11/01/28
No Opt. Call 9,532,408
5,125 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024G-1, 5.000%, 5/01/27
No Opt. Call 5,383,503
2,740 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/27
No Opt. Call 2,903,831
4,340 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/33
8/26 at 100.00 4,456,845
27,500 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
C-1, 5.000%, 8/01/27
No Opt. Call 29,027,336
3,125 New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1,
5.000%, 8/01/26
No Opt. Call 3,240,491
3,750 New York City, New York, General Obligation Bonds, Fiscal 2023 Series C,
5.000%, 8/01/25
No Opt. Call 3,818,888
4,000 New York City, New York, General Obligation Bonds, Fiscal 2023 Series D,
5.000%, 8/01/25
No Opt. Call 4,073,481
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004A, 2.875%, 5/15/32, (Mandatory Put 7/01/25)
No Opt. Call 4,962,094
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/01/25)
No Opt. Call 44,713,589
3,515 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%,
5/01/25
7/24 at 100.00 3,401,008
10,240 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
7/24 at 100.00 9,736,481
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2021J-2
:
5,970 1.000%, 11/01/61, (Mandatory Put 11/01/26) 7/24 at 100.00 5,515,938
5,000 1.100%, 11/01/61, (Mandatory Put 5/01/27) 7/24 at 100.00 4,516,734

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 10,055 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Green Series 2022A-2, 2.500%, 11/01/60, (Mandatory Put 5/01/27)
7/24 at 100.00 $ 9,632,721
8,075 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 7,697,080
4,185 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 3,350,853
8,000 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Sustainability Green Series 2024C-2, 3.600%, 11/01/63,
(Mandatory Put 5/01/29)
1/27 at 100.00 7,979,188
6,670 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Sustainability Series 2023C-2, 3.800%, 11/01/62, (Mandatory Put
5/01/29)
8/25 at 100.00 6,679,602
9,610 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 8,420,122
2,415 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.000%, 10/01/35
10/29 at 100.00 1,935,198
3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.100%, 10/01/35
10/29 at 100.00 2,813,834
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231
:
3,555 2.000%, 10/01/33 4/30 at 100.00 2,854,773
9,990 2.200%, 10/01/36 4/30 at 100.00 8,049,805
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 3,738,848
16,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 14,080,245
5,110 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
7/24 at 100.00 5,112,112
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022
:
5,000 5.000%, 12/01/27, (AMT) No Opt. Call 5,181,695
2,000 5.000%, 12/01/28, (AMT) No Opt. Call 2,096,295
2,000 5.000%, 12/01/29, (AMT) No Opt. Call 2,115,705
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call 3,023,478
Oyster Bay, Nassau County, New York, General Obligation Bonds,
Refunding Public Improvement Series 2022
:
1,065 5.000%, 8/01/26 - AGM Insured No Opt. Call 1,103,923
1,000 5.000%, 8/01/27 - AGM Insured No Opt. Call 1,056,445
3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/32, (AMT)
9/24 at 100.00 3,003,450
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
3,105 5.000%, 12/01/26, (AMT) No Opt. Call 3,201,618
10,000 5.000%, 12/01/27, (AMT) No Opt. Call 10,438,285
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/33, (AMT)
4/27 at 100.00 4,109,003
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/25, (AMT)
No Opt. Call 4,065,823

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
Suffolk County Economic Development Corporation, New York, Revenue
Bonds, Catholic Health Services of Long Island Obligated Group Project,
Series 2014
:
$ 520 5.000%, 7/01/25 7/24 at 100.00 $ 520,635
500 5.000%, 7/01/27 7/24 at 100.00 500,454
Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2
:
2,370 5.000%, 6/01/25 No Opt. Call 2,392,535
2,220 5.000%, 6/01/26 No Opt. Call 2,268,314
2,200 5.000%, 6/01/28 No Opt. Call 2,309,873
1,245 5.000%, 6/01/32 6/31 at 100.00 1,352,433
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Refunding Series 2023A
:
5,000 5.000%, 11/15/25 No Opt. Call 5,125,397
15,000 5.000%, 11/15/26 No Opt. Call 15,640,992
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A
:
4,235 (c) 5.000%, 8/15/24, (ETM) No Opt. Call 4,241,633
3,055 5.000%, 8/15/24 No Opt. Call 3,060,032
130 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022B, 5.000%, 12/16/24
No Opt. Call 130,899
8,100 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2022E-1, 5.000%, 11/15/27
8/27 at 100.00 8,553,058
10,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Refunding Series 2022B, 5.000%, 5/15/26
No Opt. Call 10,344,702
1,925 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series A, 5.000%, 6/01/26
No Opt. Call 1,973,341
Total New York 427,673,244
North Carolina - 0.7%
3,800 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018C, 3.450%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call 3,792,556
5,490 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call 5,291,635
1,615 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call 1,575,814
865 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 722,115
2,760 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 2,389,998
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 3,924,496
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A
:
3,125 5.000%, 1/01/26 No Opt. Call 3,193,071
1,630 5.000%, 1/01/28 1/26 at 100.00 1,665,179
3,285 Raleigh, North Carolina, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 4/01/26
No Opt. Call 3,391,039

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina (continued)
$ 10,730 Raleigh, North Carolina, North Carolina, Limited Obligation Bonds, Series
2024, 5.000%, 10/01/27, (WI/DD)
No Opt. Call $ 11,361,250
Total North Carolina 37,307,153
North Dakota - 0.7%
2,335 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2024A,
3.450%, 4/01/27
1/26 at 100.00 2,333,672
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A
:
1,655 5.000%, 12/01/25 No Opt. Call 1,660,022
2,380 5.000%, 12/01/26 No Opt. Call 2,394,316
2,550 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/27
No Opt. Call 2,575,099
Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021
:
200 3.000%, 5/01/25 No Opt. Call 195,713
225 4.000%, 5/01/27 No Opt. Call 219,575
500 3.000%, 5/01/28 5/27 at 100.00 459,717
400 3.000%, 5/01/29 5/27 at 100.00 361,631
430 3.000%, 5/01/30 5/27 at 100.00 383,004
355 3.000%, 5/01/32 5/27 at 100.00 306,980
5,815 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 5,817,985
5,330 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023C, 5.000%, 5/01/32
No Opt. Call 5,480,534
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C
:
6,190 2.800%, 7/01/32 7/28 at 100.00 5,637,949
1,640 3.000%, 7/01/34 7/28 at 100.00 1,475,277
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 2,168,944
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 2,656,008
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 2,847,915
2,540 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 2,047,530
Total North Dakota 39,021,871
Ohio - 4.1%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
1,500 5.000%, 6/01/27 No Opt. Call 1,557,143
9,130 5.000%, 6/01/28 No Opt. Call 9,602,530
14,500 5.000%, 6/01/29 No Opt. Call 15,449,614
3,470 5.000%, 6/01/30 No Opt. Call 3,743,120
8,630 5.000%, 6/01/31 6/30 at 100.00 9,302,058
4,400 5.000%, 6/01/32 6/30 at 100.00 4,736,860
3,110 5.000%, 6/01/33 6/30 at 100.00 3,344,275
6,170 5.000%, 6/01/34 6/30 at 100.00 6,619,621
7,660 5.000%, 6/01/35 6/30 at 100.00 8,201,388
1,520 4.000%, 6/01/37 6/30 at 100.00 1,530,171
2,275 4.000%, 6/01/38 6/30 at 100.00 2,279,170
1,015 4.000%, 6/01/39 6/30 at 100.00 1,011,598

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017
:
$ 1,225 5.000%, 12/01/24 No Opt. Call $ 1,230,013
1,000 5.000%, 12/01/25 No Opt. Call 1,017,018
10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 10,569,535
18,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005B, 2.100%,
7/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 18,789,183
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005D, 2.100%,
10/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 991,514
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 13,909,545
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 8,831,457
2,355 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014A, 2.400%,
12/01/38, (Mandatory Put 10/01/29)
10/24 at 100.00 2,082,081
11,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 10,528,173
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014C, 2.100%,
12/01/27, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 991,514
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 6,535,112
20,250 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 20,339,371
10,740 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call 10,805,019
475 (d) Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT)
No Opt. Call 474,838
1,330 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 1,300,636
2,510 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 2,242,725
1,470 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 1,240,910
3,685 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 2,905,053
2,920 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 2,374,853
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A
:
1,635 3.800%, 9/01/35 9/33 at 100.00 1,624,960
1,670 3.850%, 3/01/36 9/33 at 100.00 1,664,618

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,510 3.850%, 9/01/36 9/33 at 100.00 $ 1,502,287
Ohio State, General Obligation Bonds, Conservation Projects Refunding
Series 2022A
:
1,755 4.000%, 9/01/26 No Opt. Call 1,785,416
1,850 4.000%, 9/01/27 No Opt. Call 1,900,166
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022B
:
2,000 4.000%, 3/01/26 No Opt. Call 2,028,810
2,505 4.000%, 3/01/27 No Opt. Call 2,560,297
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022C
:
1,645 4.000%, 9/01/26 No Opt. Call 1,673,510
3,545 4.000%, 9/01/27 No Opt. Call 3,641,129
Ohio State, General Obligation Bonds, Refunding Common Schools
Series 2022A
:
2,800 4.000%, 6/15/26 No Opt. Call 2,848,356
3,750 4.000%, 6/15/27 No Opt. Call 3,844,218
2,430 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Series 2019C, 2.750%, 1/01/52, (Mandatory Put
5/01/28)
No Opt. Call 2,345,814
285 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/24
No Opt. Call 287,047
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/39
6/30 at 100.00 5,462,229
1,070 Upper Arlington, Ohio, Special Obligation Income Tax Revenue Bonds,
Community Center Series 2023, 4.000%, 12/01/24
No Opt. Call 1,072,301
Total Ohio 218,777,256
Oklahoma - 5.3%
Blaine County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Watonga Public Schools Project, Series
2022
:
1,000 5.000%, 12/01/31 No Opt. Call 1,075,375
1,015 5.000%, 12/01/32 No Opt. Call 1,097,820
665 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/24
No Opt. Call 665,799
Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020
:
1,270 4.000%, 9/01/25 No Opt. Call 1,278,429
1,600 2.000%, 9/01/27 No Opt. Call 1,492,595
4,075 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call 4,076,400
5,000 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2023A, 5.000%, 9/01/31
No Opt. Call 5,480,728
5,000 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Yukon Public Schools Project, Series 2023,
5.000%, 9/01/27
No Opt. Call 5,220,698
2,435 Cherokee County, Oklahoma, Economic Development Authority,
Educational Facilities Lease Revenue Bonds, Tahlequah Public Schools
Project, Series 2022, 5.000%, 9/01/24
No Opt. Call 2,439,491

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 9,085 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2021, 4.000%, 6/01/27
No Opt. Call $ 9,235,731
Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022
:
8,005 2.000%, 3/01/25 No Opt. Call 7,877,416
8,005 2.000%, 3/01/26 No Opt. Call 7,720,221
8,010 2.000%, 3/01/27 No Opt. Call 7,550,685
Cleveland County Independent School District 29 Norman, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022
:
7,525 2.000%, 3/01/25 No Opt. Call 7,405,066
7,525 2.000%, 3/01/26 No Opt. Call 7,266,071
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022
:
1,000 5.000%, 10/01/27 No Opt. Call 1,036,303
1,000 3.250%, 10/01/28 No Opt. Call 968,113
1,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project,
Series 2017A, 5.000%, 12/01/24
No Opt. Call 1,003,762
4,400 Cushing Educational Facilities Authority, 5.000%, 9/01/32 No Opt. Call 4,750,108
2,190 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A,
5.000%, 9/01/26
No Opt. Call 2,249,364
Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018
:
385 5.000%, 9/01/24 No Opt. Call 385,399
310 5.000%, 9/01/25 No Opt. Call 313,477
200 5.000%, 9/01/26 No Opt. Call 204,416
450 5.000%, 9/01/27 No Opt. Call 465,357
520 5.000%, 9/01/29 9/28 at 100.00 557,423
500 5.000%, 9/01/30 9/28 at 100.00 537,577
1,100 5.000%, 9/01/31 9/28 at 100.00 1,183,399
860 5.000%, 9/01/32 9/28 at 100.00 926,242
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Minco Public Schools Project, Series 2018
:
1,305 5.000%, 9/01/31 9/28 at 100.00 1,368,473
1,000 5.000%, 9/01/32 9/28 at 100.00 1,050,994
1,300 5.000%, 9/01/33 9/28 at 100.00 1,367,900
Kay County Public Buildings Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Ponca City Public Schools Project, Series 2022
:
6,005 5.000%, 9/01/25 No Opt. Call 6,075,774
5,045 5.000%, 9/01/27 No Opt. Call 5,217,168
McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public Schools
Project, Series 2019
:
485 4.000%, 9/01/24 No Opt. Call 485,044
945 4.000%, 9/01/25 No Opt. Call 949,442
1,455 4.000%, 9/01/26 No Opt. Call 1,465,930
625 4.000%, 9/01/27 No Opt. Call 633,080
720 4.000%, 9/01/28 No Opt. Call 730,457
725 4.000%, 9/01/29 No Opt. Call 739,774
Okarche Economic Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series
2016
:
1,100 5.000%, 9/01/27 9/26 at 100.00 1,134,236
1,125 5.000%, 9/01/28 9/26 at 100.00 1,157,406

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 5,200 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2024,
4.000%, 3/01/27
No Opt. Call $ 5,313,450
1,000 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Harrah Public Schools Project, Series 2024, 5.000%,
9/01/28
No Opt. Call 1,057,628
Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Jones Public Schools Project, Series 2020
:
590 4.000%, 9/01/26 No Opt. Call 593,331
1,000 4.000%, 9/01/27 No Opt. Call 1,012,629
1,000 4.000%, 9/01/28 No Opt. Call 1,010,663
1,000 4.000%, 9/01/29 No Opt. Call 1,016,596
1,000 4.000%, 9/01/30 No Opt. Call 1,018,556
1,000 4.000%, 9/01/31 9/30 at 100.00 1,033,889
1,000 4.000%, 9/01/32 9/30 at 100.00 1,030,307
3,325 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call 3,330,011
3,650 Oklahoma County Independent School District 1 Putnam City, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2024, 3.250%,
4/01/26
No Opt. Call 3,622,544
13,000 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2022, 2.000%, 3/01/25
No Opt. Call 12,804,000
2,490 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2024, 4.000%, 3/01/26
No Opt. Call 2,516,161
5,000 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2023A,
3.000%, 7/01/26
No Opt. Call 4,941,698
4,550 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A,
1.250%, 7/01/26
No Opt. Call 4,280,932
5,000 Oklahoma County, Oklahoma, General Obligation Bonds, Limited Tax
Series 2023, 4.000%, 5/01/25
No Opt. Call 5,025,142
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
2,295 5.000%, 8/15/24 No Opt. Call 2,292,753
1,895 5.000%, 8/15/25 No Opt. Call 1,887,656
1,900 5.000%, 8/15/26 No Opt. Call 1,925,907
3,175 5.000%, 8/15/27 No Opt. Call 3,245,188
1,400 5.000%, 8/15/28 No Opt. Call 1,440,694
350 5.000%, 8/15/29 8/28 at 100.00 360,281
355 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35
3/29 at 100.00 305,901
7,500 Oklahoma Industries Authority, Educational Facilities Lease Revenue
Bonds, Oklahoma City Public Schools Project Series 2024, 5.000%,
4/01/27
No Opt. Call 7,827,796
Payne County Economic Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Stillwater Public Schools Project, Series
2024
:
1,600 5.000%, 9/01/25 - BAM Insured No Opt. Call 1,627,098
2,000 5.000%, 9/01/26 - BAM Insured No Opt. Call 2,060,528
Pittsburg County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series
2021
:
250 4.000%, 12/01/28 No Opt. Call 253,691
390 4.000%, 12/01/29 No Opt. Call 397,851

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 350 4.000%, 12/01/30 No Opt. Call $ 358,598
255 4.000%, 12/01/31 No Opt. Call 262,541
310 4.000%, 12/01/32 12/31 at 100.00 320,731
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021
:
545 4.000%, 9/01/26 No Opt. Call 548,303
1,290 4.000%, 9/01/28 No Opt. Call 1,305,744
5,255 Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Verdigris Public Schools Project, Series 2018, 4.000%, 9/01/24
No Opt. Call 5,252,905
Rogers County Industrial Development Authority, Oklahoma, Capital
Improvement Revenue Bonds, Refunding Series 2017
:
725 4.000%, 4/01/25 No Opt. Call 726,550
770 4.000%, 4/01/26 4/25 at 100.00 772,968
715 4.000%, 4/01/27 4/25 at 100.00 717,394
Sand Springs Municipal Authority, Oklahoma, Utility System Revenue
Bonds, Refunding Series 2020
:
400 3.000%, 11/01/31 11/28 at 100.00 377,537
500 3.000%, 11/01/32 11/28 at 100.00 463,466
530 3.000%, 11/01/33 11/28 at 100.00 488,550
Stephens County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Marlow Public Schools Project, Series
2022
:
1,990 5.000%, 9/01/34 9/32 at 100.00 2,160,918
1,075 5.000%, 9/01/35 9/32 at 100.00 1,163,942
1,110 Texas County Development Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Guymon Public Schools Project, Series 2018,
5.000%, 12/01/25
No Opt. Call 1,127,662
Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2023A
:
5,020 3.000%, 3/01/25 No Opt. Call 4,989,629
3,625 1.000%, 3/01/26 No Opt. Call 3,470,951
8,750 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2024A, 0.050%, 4/01/26
No Opt. Call 8,190,192
10,000 Tulsa County Independent School District 4, Tulsa County, Oklahoma,
Combined Purpose Bixby Series 2024, 4.000%, 7/01/26, (WI/DD)
No Opt. Call 10,061,280
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A
:
8,445 5.000%, 9/01/27 No Opt. Call 8,890,285
10,730 5.000%, 9/01/28 No Opt. Call 11,451,306
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Glenpool Public Schools Project, Series 2017A
:
700 5.000%, 9/01/24 No Opt. Call 701,232
1,380 5.000%, 9/01/25 No Opt. Call 1,402,263
Tulsa, Oklahoma, General Obligation Bonds, Series 2021
:
12,800 0.375%, 11/01/24 No Opt. Call 12,584,400
12,800 0.500%, 11/01/25 No Opt. Call 12,078,424
4,055 Tulsa, Oklahoma, General Obligation Bonds, Series 2022, 3.000%,
10/01/26
No Opt. Call 3,989,603
Wagoner County School Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series
2019
:
1,450 4.000%, 9/01/27 No Opt. Call 1,464,413
300 4.000%, 9/01/28 No Opt. Call 303,893

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools
Project, Series 2021
:
$ 710 3.000%, 9/01/25 No Opt. Call $ 702,452
530 3.000%, 9/01/27 No Opt. Call 512,616
490 3.000%, 9/01/29 No Opt. Call 462,420
1,250 3.000%, 9/01/31 No Opt. Call 1,151,809
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019
:
1,325 5.000%, 3/01/25 No Opt. Call 1,334,724
1,760 5.000%, 3/01/27 No Opt. Call 1,819,796
Total Oklahoma 281,681,521
Oregon - 0.6%
Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A
:
1,305 5.000%, 6/15/25 No Opt. Call 1,326,952
1,085 5.000%, 6/15/26 No Opt. Call 1,121,458
1,000 5.000%, 6/15/27 No Opt. Call 1,052,577
5,085 Clackamas and Washington Counties School District 3JT, Oregon,
General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/26
6/25 at 100.00 5,163,053
Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B
:
2,390 5.000%, 6/15/27 No Opt. Call 2,515,658
2,060 5.000%, 6/15/28 6/27 at 100.00 2,166,604
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 1,721,984
1,200 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024, 5.000%, 5/15/27, (WI/DD)
No Opt. Call 1,261,058
11,585 Oregon Health and Science University, Revenue Bonds, Exchange Series
2021C, 4.000%, 7/01/42, (Mandatory Put 2/01/29)
11/28 at 100.00 11,768,783
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 5,715,608
Total Oregon 33,813,735
Pennsylvania - 3.7%
5,410 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/26, (AMT)
No Opt. Call 5,497,730
Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A
:
2,730 5.000%, 4/01/25 No Opt. Call 2,752,184
2,055 5.000%, 4/01/26 No Opt. Call 2,101,219
4,435 5.000%, 4/01/27 No Opt. Call 4,576,935
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
3,910 5.000%, 11/01/28 11/27 at 100.00 2,463,300
1,475 5.000%, 11/01/29 11/27 at 100.00 929,250
2,240 4.000%, 11/01/31 11/27 at 100.00 1,411,200
2,970 4.000%, 11/01/32 11/27 at 100.00 1,871,100
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A
:
600 5.000%, 2/01/25 No Opt. Call 420,000
1,000 5.000%, 2/01/28 No Opt. Call 630,000

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 8,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put 2/01/27)
8/26 at 101.63 $ 5,600,700
7,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 4,970,700
2,685 (e) Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area School
District Refunding Project, Series 2021A, 3.928%, 1/01/30, (Mandatory Put
11/01/25) (SOFR*0.67% reference rate + 0.350% spread)
11/24 at 100.00 2,654,062
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call 1,015,353
3,775 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 3,397,764
3,000 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Forward Delivery Series 2020A, 5.000%, 6/01/26
No Opt. Call 3,091,311
1,550 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 1,560,038
5,890 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 5,614,058
10,200 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016B, 2.625%, 2/15/27
No Opt. Call 9,808,011
4,565 Lower Merion School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2019, 4.000%, 11/15/30
11/27 at 100.00 4,699,705
8,065 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 7,269,175
8,400 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC Project,
Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put 4/03/28)
No Opt. Call 8,566,656
504 (f) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 6/30/27
7/24 at 100.00 90,750
278 (f) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 6/30/27, (cash 5.000%, PIK 5.000%)
No Opt. Call 49,986
15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/02/26)
11/26 at 100.00 14,000,660
3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call 3,438,659
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A,
0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 3,891,803
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 1,235,821
2,265 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 2,149,819
6,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 5,514,886

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125A
:
$ 3,390 3.000%, 4/01/27, (AMT) No Opt. Call $ 3,277,400
3,345 3.050%, 10/01/27, (AMT) 4/27 at 100.00 3,217,511
8,730 3.400%, 10/01/32, (AMT) 4/27 at 100.00 8,079,528
1,035 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 972,146
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 2,299,958
7,070 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 6,042,083
4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 3,964,716
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 8,120,522
3,620 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-145A, 3.950%, 4/01/35
4/33 at 100.00 3,635,171
9,250 Pennsylvania State, General Obligation Bonds, First Refunding Series
2023, 5.000%, 9/01/27
No Opt. Call 9,772,016
4,420 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/29
6/26 at 100.00 4,544,526
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph?s University Project, Refunding Series 2020C.
Forward Delivery
:
540 4.000%, 11/01/24 No Opt. Call 539,756
1,000 5.000%, 11/01/25 No Opt. Call 1,016,331
850 5.000%, 11/01/26 No Opt. Call 870,247
1,000 5.000%, 11/01/27 No Opt. Call 1,034,119
1,000 5.000%, 11/01/28 No Opt. Call 1,045,451
1,000 5.000%, 11/01/29 No Opt. Call 1,057,415
14,400 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020C, 5.000%, 7/01/25, (AMT)
No Opt. Call 14,571,675
750 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 725,444
Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5
:
2,665 5.000%, 11/01/24 No Opt. Call 2,670,346
2,550 5.000%, 11/01/25 No Opt. Call 2,574,418
Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A
:
1,150 4.000%, 7/01/25 No Opt. Call 1,146,281
1,200 5.000%, 7/01/27 No Opt. Call 1,222,400
Total Pennsylvania 193,672,295
Puerto Rico - 3.6%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
:
3,430 (d) 5.000%, 7/01/24 No Opt. Call 3,430,000
4,600 (d) 5.000%, 7/01/25 No Opt. Call 4,640,878
2,500 (d) 5.000%, 7/01/33 7/32 at 100.00 2,652,558
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 2,500 (d) 5.000%, 7/01/25 No Opt. Call $ 2,522,216
3,700 (d) 5.000%, 7/01/30 No Opt. Call 3,896,811
2,500 (d) 5.000%, 7/01/35 7/30 at 100.00 2,616,260
325 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/25
No Opt. Call 327,888
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
8,620 (d) 5.000%, 7/01/24 No Opt. Call 8,620,000
935 (d) 5.000%, 7/01/33 7/31 at 100.00 988,019
1,624 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 1,624,000
4,450 (c) Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital
de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded
11/15/26)
11/26 at 100.00 4,452,477
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
3,291 0.000%, 7/01/24 No Opt. Call 3,291,000
34,316 0.000%, 7/01/27 No Opt. Call 30,615,417
37,467 0.000%, 7/01/29 7/28 at 98.64 30,962,905
29,957 0.000%, 7/01/31 7/28 at 91.88 22,786,573
11,169 0.000%, 7/01/33 7/28 at 86.06 7,785,660
636 4.500%, 7/01/34 7/25 at 100.00 637,109
105 0.000%, 7/01/46 7/28 at 41.38 33,954
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
6,027 4.329%, 7/01/40 7/28 at 100.00 5,966,610
213 4.329%, 7/01/40 7/28 at 100.00 210,866
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
464 0.000%, 7/01/24 No Opt. Call 464,321
20,265 5.375%, 7/01/25 No Opt. Call 20,440,592
14,182 5.625%, 7/01/27 No Opt. Call 14,808,744
13,562 5.625%, 7/01/29 No Opt. Call 14,564,508
1,733 5.750%, 7/01/31 No Opt. Call 1,927,307
1,495 0.000%, 7/01/33 7/31 at 89.94 999,606
842 4.000%, 7/01/33 7/31 at 103.00 845,163
634 4.000%, 7/01/35 7/31 at 103.00 624,019
Total Puerto Rico 192,735,461
Rhode Island - 0.6%
310 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/25 - BAM Insured
No Opt. Call 314,443
3,415 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34
10/28 at 100.00 3,048,929
14,005 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.050%, 10/01/36
4/30 at 100.00 11,021,763
9,795 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.350%, 10/01/36
4/31 at 100.00 7,918,644
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 2,022,212
5,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 3,981,936

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Rhode Island (continued)
$ 1,230 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%,
10/01/35
10/29 at 100.00 $ 1,005,485
3,760 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 3,772,940
Total Rhode Island 33,086,352
South Carolina - 0.4%
455 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call 468,707
6,000 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023A-1, 5.250%, 10/01/54, (Mandatory Put
8/01/31)
5/31 at 100.07 6,430,164
1,140 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 1,001,640
2,835 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 2,283,541
6,105 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 4,549,666
585 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.450%, 7/01/38
7/32 at 100.00 602,228
530 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis Marion
University Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call 530,285
4,250 South Carolina Jobs-Economic Development Authority, Revenue
Bonds, International Paper Company Project, Refunding Environmental
Improvement Series 2023A, 4.000%, 4/01/33, (AMT), (Mandatory Put
4/01/26)
3/26 at 100.00 4,256,204
Total South Carolina 20,122,435
South Dakota - 0.3%
1,050 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call 1,054,027
3,060 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 2,283,724
5,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 3,695,708
7,310 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 5,930,501
1,165 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C, 4.125%, 11/01/37
11/31 at 100.00 1,176,012
Total South Dakota 14,139,972
Tennessee - 0.7%
Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019
:
2,335 5.000%, 11/15/32 2/29 at 100.00 2,449,365
2,810 5.000%, 11/15/33 2/29 at 100.00 2,950,882
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001,
0.580%, 8/01/31, (AMT), (Mandatory Put 8/01/24)
7/24 at 102.00 1,195,944
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
790 5.000%, 7/01/26, (AMT) No Opt. Call 807,949

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 700 5.000%, 7/01/27, (AMT) No Opt. Call $ 724,213
1,030 5.000%, 7/01/28, (AMT) No Opt. Call 1,078,161
10,800 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 10,810,514
1,640 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 1,753,178
840 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 832,919
2,890 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 2,735,905
3,035 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 2,716,243
610 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 498,512
1,835 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 1,453,336
2,285 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 1,719,458
3,345 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.050%, 7/01/36
1/31 at 100.00 2,646,188
900 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 898,748
2,130 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 2,131,326
Total Tennessee 37,402,841
Texas - 5.7%
1,445 Arlington, Texas, Water and Wastewater System Revenue Bonds,
Refunding Improvement  Series 2024, 5.000%, 6/01/26
No Opt. Call 1,493,878
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
1,660 5.000%, 1/01/26 No Opt. Call 1,664,114
1,290 5.000%, 1/01/27 No Opt. Call 1,297,387
1,920 5.000%, 1/01/29 1/27 at 100.00 1,935,718
27,590 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2022A, 5.000%, 8/01/24
No Opt. Call 27,622,620
Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
:
2,295 5.000%, 9/01/26 No Opt. Call 2,384,406
2,280 5.000%, 9/01/27 No Opt. Call 2,410,788
Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Forward Delivery Series 2023
:
1,000 5.000%, 11/15/25 No Opt. Call 1,023,859
1,000 5.000%, 11/15/26 No Opt. Call 1,042,267
10,055 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 10,274,377
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
2,145 5.000%, 11/01/24, (AMT) No Opt. Call 2,151,370
6,430 5.000%, 11/01/26, (AMT) No Opt. Call 6,603,394
6,810 5.000%, 11/01/27, (AMT) No Opt. Call 7,072,577
6,060 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2024B, 5.000%, 2/15/27
No Opt. Call 6,334,723

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023
:
$ 2,750 5.000%, 8/15/36 8/33 at 100.00 $ 3,159,069
1,000 5.000%, 8/15/37 8/33 at 100.00 1,144,483
7,130 Fort Worth, Texas, General Obligation Bonds, General Purpose Series
2023, 5.000%, 3/01/25
No Opt. Call 7,207,720
9,570 Grand Prairie Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/32
2/25 at 100.00 9,604,106
5,135 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put 12/01/26)
9/26 at 101.02 5,322,493
3,920 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 3,939,610
10,065 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 10,432,500
3,240 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 3,446,294
8,275 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2024C, 5.000%, 7/01/54, (Mandatory Put 7/01/29)
7/28 at 101.49 8,867,400
3,365 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/24
No Opt. Call 3,382,948
Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series
2024A
:
1,665 5.000%, 8/15/26 No Opt. Call 1,726,020
2,500 5.000%, 8/15/27 No Opt. Call 2,636,801
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM Insured
No Opt. Call 5,228,060
8,870 Houston Higher Education Finance Corporation, Texas, Revenue Bonds,
Rice University, Series 2024, 5.000%, 5/15/34
No Opt. Call 10,322,788
Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C
:
4,000 5.000%, 7/01/29, (AMT) 7/28 at 100.00 4,182,886
3,000 5.000%, 7/01/31, (AMT) 7/28 at 100.00 3,117,526
3,000 Houston, Texas, Combined Utility System Revenue Bonds, Combined First
Lien Series 2024A, 5.000%, 11/15/26
No Opt. Call 3,124,705
Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
:
3,125 5.000%, 2/15/36 8/32 at 100.00 3,530,180
3,275 5.000%, 2/15/37 8/32 at 100.00 3,691,975
1,500 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/24, (AMT)
No Opt. Call 1,504,455
1,300 Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series
2023A, 5.000%, 5/15/26
No Opt. Call 1,341,216
7,250 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 1996,
4.250%, 5/01/30, (AMT)
No Opt. Call 7,199,245
2,175 (d) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
7/24 at 103.00 2,158,341

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 3,750 Mission Economic Development Corporation, Texas, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2023A, 4.250%,
6/01/48, (AMT), (Mandatory Put 7/01/27)
4/27 at 100.00 $ 3,752,685
3,570 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 3,721,963
3,200 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 5.000%, 1/01/27
1/26 at 100.00 3,255,688
5,000 Pasadena Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/15/32
7/24 at 100.00 5,000,002
7,000 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Texas Christian University Project, Refunding &
Improvement Series 2024, 5.000%, 3/15/35
No Opt. Call 8,188,263
35 San Antonio Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/24
No Opt. Call 35,062
8,940 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E,
5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 9,161,183
2,475 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 2,422,904
4,845 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024C, 4.100%, 1/01/39, (WI/DD)
1/33 at 100.00 4,829,381
3,405 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 2,527,084
6,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023A, 5.500%, 1/01/54, (Mandatory Put 1/01/30)
7/29 at 100.00 6,430,546
15,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023B, 5.500%, 1/01/54, (Mandatory Put 1/01/34)
7/33 at 100.00 16,763,266
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
2,000 5.000%, 12/31/33, (AMT) 6/28 at 103.00 2,169,519
2,900 5.000%, 6/30/34, (AMT) 6/28 at 103.00 3,142,231
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
3,025 4.000%, 12/31/30 No Opt. Call 3,089,819
4,005 4.000%, 6/30/31 12/30 at 100.00 4,082,674
Texas State University System, Financing Revenue Bonds, Refunding Series
2024
:
5,000 5.000%, 3/15/26 No Opt. Call 5,138,652
3,130 5.000%, 3/15/27 No Opt. Call 3,277,601
13,330 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2015A, 5.000%, 10/01/32
10/25 at 100.00 13,569,555
10,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2015B, 5.000%, 10/01/36
10/25 at 100.00 10,157,614
Texas Transportation Commission, General Obligation Bonds, Highway
Improvement Refunding Series 2024
:
4,000 5.000%, 4/01/26 No Opt. Call 4,116,701
4,355 5.000%, 4/01/28 No Opt. Call 4,645,497
Total Texas 299,060,189

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 0.4%
Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series
2022A
:
$ 2,470 5.000%, 7/01/26 No Opt. Call $ 2,558,904
2,750 5.000%, 7/01/27 No Opt. Call 2,896,990
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
1,100 5.000%, 7/01/26, (AMT) No Opt. Call 1,123,928
1,200 5.000%, 7/01/27, (AMT) No Opt. Call 1,241,507
1,100 5.000%, 7/01/28, (AMT) No Opt. Call 1,148,524
1,635 5.000%, 7/01/29, (AMT) No Opt. Call 1,726,004
1,470 5.000%, 7/01/30, (AMT) No Opt. Call 1,568,556
5,115 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 5,254,038
3,605 Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024E,
4.050%, 7/01/39
7/32 at 100.00 3,609,968
700 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022, 5.000%,
6/01/26
No Opt. Call 718,420
Total Utah 21,846,839
Vermont - 0.0%
1,155 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.200%, 11/01/36
11/30 at 100.00 929,215
Total Vermont 929,215
Virginia - 1.2%
3,225 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series
2002, 1.450%, 4/01/27, (AMT)
No Opt. Call 2,941,902
8,730 Federal Home Loan Mortgage Corporation, Virginia, Multifamily Variable
Rate Certificates Relating to Municpal Securities Class A Series 2019M-
057, 2.400%, 10/15/29
No Opt. Call 8,043,327
1,500 Halifax County Industrial Development Authority, Virginia, Recovery Zone
Facility Revenue Bonds, Virginia Electric & Power Company Project, Series
2010A, 3.800%, 12/01/41, (Mandatory Put 5/28/27)
No Opt. Call 1,505,394
5,265 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien
Bond Anticipation Notes Series 2023A, 5.000%, 7/01/27
No Opt. Call 5,543,330
7,530 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2019A, 5.000%, 12/01/26
No Opt. Call 7,861,910
5,350 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 12/01/35
12/32 at 100.00 6,184,034
6,500 Southampton County Industrial Development Authority, Virginia, Revenue
Bonds, PRTA-Virginia One LLC Project, Environmental Improvement Series
2023, 4.875%, 11/01/53, (AMT), (Mandatory Put 12/12/24)
7/24 at 100.00 6,495,388
25,095 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call 23,716,153
Total Virginia 62,291,438
Washington - 1.9%
7,295 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016, 5.000%,
12/01/24
No Opt. Call 7,335,422

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 1,460 King County School District 403 Renton, Washington, General Obligation
Bonds, Series 2023, 5.000%, 12/01/24
No Opt. Call $ 1,469,422
7,800 King County, Washington, Sewer Revenue Bonds, Refunding Series
2014B, 4.000%, 7/01/34
7/24 at 100.00 7,746,597
3,730 Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series
2016B, 5.000%, 10/01/28, (AMT)
4/26 at 100.00 3,804,339
2,515 Seattle, Washington, General Obligation Bonds, Refunding &
Improvement Limited Tax Series 2022A, 4.000%, 9/01/25
No Opt. Call 2,538,592
Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022
:
18,495 5.000%, 7/01/24 No Opt. Call 18,495,000
14,635 5.000%, 7/01/25 No Opt. Call 14,894,563
1,155 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
7/24 at 100.00 1,155,504
3,410 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 3,443,097
1,310 (c) Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015, 5.000%, 1/01/25, (ETM)
No Opt. Call 1,318,311
6,145 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 6,215,582
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B
:
1,625 5.000%, 10/01/25 No Opt. Call 1,650,375
2,910 5.000%, 10/01/26 No Opt. Call 2,980,863
3,055 5.000%, 10/01/27 No Opt. Call 3,167,799
2,360 5.000%, 10/01/28 No Opt. Call 2,473,341
625 (d) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2. TEMPS-60. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-60, 2.125%, 7/01/27
7/24 at 100.00 581,946
3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 2,921,316
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 1,214,357
3,702 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call 3,367,929
8,430 Washington State, General Obligation Bonds, Refunding Motor Vehicle
Fuel Tax, Series R-2020D, 5.000%, 7/01/26
No Opt. Call 8,736,744
5,000 Washington State, General Obligation Bonds, Various Purpose Group 1
Series 2024C, 5.000%, 2/01/26
No Opt. Call 5,136,138
Total Washington 100,647,237
West Virginia - 0.8%
2,500 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Refunidng Series 2015A, 3.375%, 3/01/40, (Mandatory Put 6/15/28)
No Opt. Call 2,460,157
7,095 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call 6,642,734

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia (continued)
$ 6,875 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put 9/01/25)
No Opt. Call $ 6,551,237
10,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009A, 3.750%, 12/01/42, (Mandatory Put 6/01/25)
No Opt. Call 9,997,991
14,810 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project,
Refunding Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory Put
6/18/27)
No Opt. Call 14,432,284
West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A
:
1,150 5.000%, 9/01/24 No Opt. Call 1,151,171
2,120 5.000%, 9/01/27 9/24 at 100.00 2,122,836
1,000 5.000%, 9/01/28 9/24 at 100.00 1,001,393
Total West Virginia 44,359,803
Wisconsin - 2.0%
Dodge County, Wisconsin, General Obligation Bonds, Refunding Series
2022A
:
1,385 3.000%, 3/01/25 No Opt. Call 1,375,937
1,385 3.000%, 3/01/26 No Opt. Call 1,367,548
2,460 Madison Metropolitan School District, Dane County, Wisconsin, General
Obligation Bonds, School Building & Facility Improvement Series 2023,
4.000%, 3/01/36
3/30 at 100.00 2,506,027
6,435 Madison, Wisconsin, General Obligation Bonds, Promissory Notes Series
2023A, 5.000%, 10/01/26
No Opt. Call 6,697,464
9,750 Madison, Wisconsin, Industrial Development Revenue Refunding Bonds,
Madison Gas and Electric Company Projects, Series 2020A, 3.750%,
10/01/27
No Opt. Call 9,672,993
4,365 Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A, 2.000%, 3/01/25
No Opt. Call 4,293,307
3,665 Milwaukee Area Technical College District, Wisconsin, General Obligation
Promissory Notes, Series 2023-24C, 5.000%, 6/01/26
No Opt. Call 3,784,825
10,030 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call 9,893,330
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/01/26)
No Opt. Call 11,626,736
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/01/26)
No Opt. Call 3,779,516
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
2,250 4.050%, 11/01/30 5/26 at 100.00 2,209,210
5,000 4.300%, 11/01/30 5/26 at 100.00 4,977,826
3,830 Waushara County, Wisconsin Note Anticipation Notes, Series 2022A,
4.500%, 6/01/27
6/25 at 100.00 3,866,939
4,015 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018C-1, 5.000%,
8/15/54, (Mandatory Put 7/29/26)
No Opt. Call 4,108,460

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 $ 1,999,897
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 5,083,398
3,410 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
3.375%, 8/15/29
8/24 at 100.00 3,281,920
1,765 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1,
2.825%, 11/01/28
7/24 at 100.00 1,638,513
Wisconsin Housing and Ecconomic Development Authority, Home
Ownership Revenue Bonds, Series 2019C
:
1,770 2.200%, 3/01/31 9/28 at 100.00 1,533,076
1,785 2.200%, 9/01/31 9/28 at 100.00 1,532,679
4,950 2.500%, 9/01/34 9/28 at 100.00 4,234,878
4,350 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023B, 3.750%, 5/01/54, (Mandatory Put
11/01/26)
5/25 at 100.00 4,335,043
1,745 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023E, 3.875%, 11/01/54, (Mandatory Put 5/01/27)
11/25 at 100.00 1,739,425
11,400 Wisconsin State, Transportation Revenue Bonds, Refunding Series 2024-2,
5.000%, 7/01/26
No Opt. Call 11,810,326
Total Wisconsin 107,349,273
Wyoming - 0.6%
20,555 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call 19,384,792
2,510 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 2,079,974
1,240 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 1,060,851
2,575 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 2,087,378
5,375 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 4,181,644
Total Wyoming 28,794,639
TOTAL MUNICIPAL BONDS
(cost $5,162,429,754) 5,005,002,243
Shares Description (a) Value
X –
COMMON STOCKS - 3.9% X 203,913,810
UTILITIES - 3.9%
80,535 (g),(h),(i) Vistra Vision Corporation Private Equity $ 203,913,810
TOTAL UTILITIES 203,913,810
TOTAL COMMON STOCKS
(cost $57,727,850) 203,913,810
TOTAL LONG-TERM INVESTMENTS
(cost $5,220,157,604) 5,208,916,053

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.9%
X –
MUNICIPAL BONDS - 1.9% X 103,025,000
MICHIGAN - 0.3%
$ 17,000 (j) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2023I, 1.000%, 4/15/58
6/24 at 100.00 $ 17,000,000
TOTAL MICHIGAN 17,000,000
NATIONAL - 0.8%
18,900 (d),(j) Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5029.Ticker Symbol - VMO, 5.200%, 10/09/24,
(AMT)
No Opt. Call 18,900,000
21,825 (d),(j) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM, 5.200%, 10/09/24,
(AMT)
No Opt. Call 21,825,000
TOTAL NATIONAL 40,725,000
NEW YORK - 0.3%
5,000 (j) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Adjustable Rate Series AA-2, 1.000%, 6/15/50
4/20 at 100.00 5,000,000
4,000 (j) New York City, New York, General Obligation Bonds, Fiscal 2015 Series
F-6, 1.000%, 6/01/44
8/19 at 100.00 4,000,000
8,500 (j) New York City, New York, General Obligation Bonds, Fiscal 2021 Series 3,
1.000%, 4/01/42
6/24 at 100.00 8,500,000
TOTAL NEW YORK 17,500,000
TEXAS - 0.4%
24,000 (j) Texas State, General Obligation Veterans Bonds, Series 2019, 3.900%,
6/01/50
7/24 at 100.00 24,000,000
TOTAL TEXAS 24,000,000
WASHINGTON - 0.1%
3,800 (j) King County, Washington, General Obligation Bonds, Payable from Sewer
Revenues, Refunding Multi-Modal Limited Tax Series 2019A, 4.600%,
1/01/46
6/24 at 100.00 3,800,000
TOTAL WASHINGTON 3,800,000
TOTAL MUNICIPAL BONDS
(cost $103,025,000) 103,025,000
TOTAL SHORT-TERM INVESTMENTS
(cost $103,025,000) 103,025,000
TOTAL INVESTMENTS (cost $5,323,182,604 ) - 100.4% 5,311,941,053
BORROWINGS - (0.1)% (k) (6,027,188)
OTHER ASSETS & LIABILITIES, NET -  (0.3)% (15,911,292)
NET ASSETS - 100% $ 5,290,002,573

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,005,002,243 $ – $ 5,005,002,243
Common Stocks – – 203,913,810 203,913,810
Short-Term Investments:
Municipal Bonds – 103,025,000 – 103,025,000
Total
$ – $ 5,108,027,243 $ 203,913,810 $ 5,311,941,053
Limited Term
Level 3
Common Stocks
Balance at the beginning of period $178,786,990
Gains (losses):
Net realized gains (losses) -
Change in net unrealized
appreciation (depreciation) 25,126,820
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $203,913,810
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $25,126,820
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Limited Term Common Stocks $203,913,810 Enterprise Value EBITDA Multiples 10.50%-12.50% N/A
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $146,559,244 or 2.8% of Total Investments.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(k) Borrowings as a percentage of Total Investments is 0.1%.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
WI/DD When-issued or delayed delivery security.

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 126.0%
X –
MUNICIPAL BONDS - 116.9% X 19,147,087,913
ALABAMA - 1.8%
$ 2,918 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding
Taxable Series 2017C, 1.000%, 9/01/37
7/24 at 100.00 $ 29
16,000 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37
9/27 at 100.00 11,200,000
3,397 (c),(d) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37
9/27 at 100.00 2,378,353
10,000 (d) Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45
9/25 at 100.00 10,073,946
13,960 (e) Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46, (UB)
5/26 at 100.00 14,115,302
Birmingham Special Care Facilities Financing Authority, Alabama, Revenue
Bonds, Methodist Home for the Aging, Refunding Series 2015-1
:
1,350 5.750%, 6/01/35 6/26 at 100.00 1,348,841
2,500 5.750%, 6/01/45 6/26 at 100.00 2,327,517
8,225 (e) Energy Southeast Cooperative District, Alabama, Energy Supply Revenue
Bonds, Series 2024B, 5.250%, 7/01/54, (UB)
No Opt. Call 8,804,595
Homewood Educational Building Authority, Alabama, Revenue Bonds,
CHF-Horizons II, LLC Student Housing and Parking Project at Samford
University Series 2024C
:
4,000 5.500%, 10/01/54 4/34 at 100.00 4,216,875
1,530 5.000%, 10/01/56 4/34 at 100.00 1,536,188
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 1,836,233
76,625 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 79,817,228
20,370 (e) Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
4.000%, 6/01/45, (UB)
6/30 at 100.00 19,492,652
4,600 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 4.000%, 2/01/46
8/31 at 100.00 4,196,701
Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024
:
4,440 5.250%, 10/01/49 10/33 at 100.00 4,759,438
3,190 5.500%, 10/01/53 10/33 at 100.00 3,459,817
14,700 Mobile County Industrial Development Authority, Alabama, Solid Waste
Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A,
5.000%, 6/01/54, (AMT)
6/34 at 100.00 14,953,859
32,835 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 24,718,277
15,000 (e) Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32), (UB)
1/32 at 100.22 16,092,338

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ALABAMA (continued)
$ 10,000 (e) Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Refunding Series 2024B, 5.000%, 6/01/49, (Mandatory
Put 5/01/32), (UB)
2/32 at 100.17 $ 10,547,842
3,000 Talladega, Alabama, Water and Sewer Revenue Warrants, Series 2021A,
3.000%, 9/01/51 - AGM Insured
9/31 at 100.00 2,198,809
54,420 (d) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 54,646,218
TOTAL ALABAMA 292,721,058
ALASKA - 0.1%
10,760 (e) Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 4.000%, 11/01/52, (UB)
11/32 at 100.00 10,263,106
TOTAL ALASKA 10,263,106
ARIZONA - 2.1%
5,660 (d) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31
No Opt. Call 5,659,350
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Franklin Phonetic Charter School Project, Refunding
Series 2017
:
580 (d) 5.500%, 7/01/37 7/27 at 100.00 583,338
1,390 (d) 5.750%, 7/01/47 7/27 at 100.00 1,393,408
1,505 (d) 5.875%, 7/01/52 7/27 at 100.00 1,511,348
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A
:
700 (d) 6.000%, 11/01/37 11/27 at 100.00 675,672
3,850 (d) 6.250%, 11/01/50 11/27 at 100.00 3,578,382
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B
:
1,280 (d) 5.125%, 7/01/47 7/27 at 100.00 1,282,641
565 (d) 5.250%, 7/01/51 7/27 at 100.00 567,019
3,000 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022, 5.250%,
7/01/52
7/32 at 100.00 3,023,381
3,050 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Jerome Facility Project, Series
2021B, 4.000%, 7/01/61
7/26 at 100.00 2,636,047
5,440 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus Project,
Series 2019A, 5.000%, 7/01/49
7/24 at 101.00 5,222,621
2,260 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 5.500%, 12/15/48
12/26 at 100.00 2,279,001
3,150 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/48
7/26 at 100.00 3,197,617
20,060 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus Project,
Series 2020A-2, 6.150%, 9/15/53
7/24 at 105.00 20,993,063
6,145 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38
7/24 at 105.00 6,455,819

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 1,400 (d) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 5.000%,
7/01/45
7/28 at 100.00 $ 1,336,934
33,925 (d) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57
12/31 at 100.00 24,967,100
37,730 (d) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57
12/31 at 100.00 29,352,340
2,450 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series 2020A,
3.000%, 9/01/50
9/30 at 100.00 1,888,927
10,000 (d) Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Greenville University, Series 2022, 6.500%, 11/01/53
11/32 at 100.00 10,303,279
11,260 (d) Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50
6/28 at 100.00 11,735,670
3,970 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45
2/30 at 100.00 3,234,088
22,350 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 17,622,213
9,573 (c),(d) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41
7/27 at 100.00 7,371,262
5,525 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
4.000%, 6/01/49, (AMT), (Mandatory Put 6/01/29)
2/29 at 100.00 5,562,431
2,000 (d) Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 5.500%, 7/01/40
7/28 at 100.00 1,851,557
1,056 (d) Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%,
7/01/39
7/24 at 100.00 1,055,954
2,055 (d) Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 2,
Series 2015, 5.000%, 7/01/39
7/25 at 100.00 1,958,952
7,700 (d) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50
1/30 at 100.00 6,923,823
1,655 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Villa Montessori, Inc Project, Series 2023A, 5.500%,
7/01/53
7/32 at 100.00 1,689,633
4,100 (e) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41, (UB)
1/28 at 100.00 4,050,974
90 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.300%, 7/15/25
7/24 at 100.00 87,122
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A
:
3,000 (d) 6.500%, 7/01/34 7/24 at 100.00 3,006,063
10,000 (d) 6.750%, 7/01/44 7/24 at 100.00 10,016,046
8,980 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016,
5.400%, 10/01/36
10/25 at 101.00 7,285,736

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 1,640 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010,
6.625%, 4/01/40
7/24 at 100.00 $ 1,640,763
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Champion Schools Project, Series 2017
:
2,870 (d) 6.000%, 6/15/37 6/26 at 100.00 2,909,424
4,865 (d) 6.125%, 6/15/47 6/26 at 100.00 4,874,115
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
3,445 5.250%, 7/01/36 7/26 at 100.00 3,477,143
5,700 5.375%, 7/01/46 7/26 at 100.00 5,714,581
6,830 5.500%, 7/01/51 7/26 at 100.00 6,850,686
13,805 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51
7/26 at 103.00 13,938,598
1,465 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019,
5.000%, 7/01/49
7/26 at 100.00 1,410,390
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, LEAD Charter School Project, Series 2014
:
1,860 6.750%, 3/01/34 7/24 at 100.00 1,860,952
4,990 8.750%, 3/01/44 7/24 at 100.00 4,999,366
11,345 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50
2/28 at 100.00 11,725,463
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020
:
1,180 (d) 5.000%, 6/15/35 6/28 at 100.00 1,182,907
5,115 (d) 5.250%, 6/15/50 6/28 at 100.00 4,878,118
2,000 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/50
6/28 at 100.00 1,839,318
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019
:
685 5.125%, 7/01/39 7/25 at 100.00 671,315
1,050 5.250%, 7/01/49 7/25 at 100.00 999,517
5,770 (d) Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34
6/25 at 100.00 5,792,811
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
80 5.250%, 12/01/28 No Opt. Call 83,862
21,530 (d) 5.500%, 12/01/37 No Opt. Call 22,533,707
16,000 (d),(f) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 12,660,419
7,435 (d) Sierra Vista Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, AmeriSchools Academy Project, Series 2022, 6.000%,
6/15/57
6/29 at 103.00 7,504,879
2,130 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021B, 4.000%,
12/01/56
12/29 at 102.00 1,695,016
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A
:
2,140 (d) 6.000%, 10/01/37 10/27 at 100.00 1,523,473

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 2,665 (d) 6.125%, 10/01/47 10/27 at 100.00 $ 1,664,518
3,085 (d) 6.125%, 10/01/52 10/27 at 100.00 1,863,127
4,340 (d) Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Series 2012, 5.125%, 3/01/42
7/24 at 100.00 4,332,188
TOTAL ARIZONA 338,985,467
ARKANSAS - 0.8%
9,440 (d) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 9,722,848
13,250 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 13,873,928
44,780 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 44,245,528
55,185 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT)
9/27 at 103.00 54,940,696
15,000 (e) Springdale, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Improvement Series 2023B, 4.125%, 8/01/50 - BAM Insured, (UB)
2/30 at 100.00 14,853,162
TOTAL ARKANSAS 137,636,162
CALIFORNIA - 11.3%
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C
:
9,400 5.400%, 10/01/49 - AGM Insured 10/37 at 100.00 5,266,875
15,440 5.450%, 10/01/52 - AGM Insured 10/37 at 100.00 8,484,586
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B
:
23,750 5.300%, 10/01/47 10/37 at 100.00 13,621,573
5,720 5.350%, 10/01/48 10/37 at 100.00 3,263,667
20,430 5.375%, 10/01/49 10/37 at 100.00 11,506,568
11,890 5.400%, 10/01/50 10/37 at 100.00 6,687,999
1,985 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/35 - AGM
Insured
No Opt. Call 1,341,900
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A
:
300 5.250%, 3/01/36 3/26 at 100.00 300,859
9,075 5.000%, 3/01/41 3/26 at 100.00 8,923,788
10,900 5.000%, 3/01/46 3/26 at 100.00 10,513,858
1,700 (f) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42
5/40 at 100.00 1,331,909
1,835 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011, 9.750%, 5/01/38
7/24 at 100.00 1,842,840
7,150 (e) Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue
Bonds, Senior Series 2024B, 5.250%, 7/01/54, (AMT), (UB)
7/34 at 100.00 7,693,638
8,990 (e) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30), (UB)
1/30 at 100.19 9,610,027
15,000 (e) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32), (UB)
1/32 at 100.21 16,030,686

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 3,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Series 2021A-1,
3.000%, 2/01/57
8/32 at 100.00 $ 1,931,444
8,580 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47
8/31 at 100.00 7,044,762
2,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50
8/32 at 100.00 1,608,195
26,270 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56
8/31 at 100.00 19,127,959
1,000 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 708,552
13,985 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56
2/31 at 100.00 11,531,730
4,495 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50
8/32 at 100.00 3,467,513
32,805 (d) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 28,638,312
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Fresno County Tobacco Funding Corporation,
Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46
7/24 at 24.67 2,462,196
14,700 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo,
Series 2007A, 0.000%, 6/01/57
7/24 at 15.51 2,274,946
33,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 6,001,307
60,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
7/24 at 28.93 16,214,706
28,600 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46
7/24 at 28.17 7,945,798
8,080 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 1,728,901
2,500 (d) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61
7/27 at 100.00 1,971,953
31,865 (d) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58
7/27 at 102.00 33,307,363
California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A
:
39,495 (e) 4.000%, 8/15/48, (UB) 8/31 at 100.00 38,237,278
29,910 (e) 4.000%, 8/15/48 - BAM Insured, (UB) 8/31 at 100.00 30,128,113
26,000 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44
11/27 at 100.00 25,741,144
12,500 (e) California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB)
11/27 at 100.00 12,375,550

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 540 (d),(e) California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 6.307%, 8/15/43, (IF)
8/24 at 100.00 $ 546,605
3,335 (e) California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB)
8/25 at 100.00 3,375,257
2,500 California Housing Finance Agency, California, Multifamily Housing
Revenue Bonds, Power Station Block 7B, Limited Obligation Senior Series
2024L, 5.200%, 12/01/27
6/27 at 100.00 2,518,043
1,585 (d) California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37
3/31 at 100.00 1,354,435
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
7/24 at 101.00 1,500,908
California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A
:
640 (d) 5.500%, 6/01/38 6/26 at 100.00 649,838
1,595 (d) 5.500%, 6/01/48 6/26 at 100.00 1,607,013
1,550 (d) 5.500%, 6/01/53 6/26 at 100.00 1,558,302
6,800 (d) California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/46
6/26 at 100.00 6,649,133
2,000 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44
7/24 at 101.00 2,000,141
1,680 (d) California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49
8/24 at 100.00 1,681,362
810 (d) California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45
8/26 at 100.00 827,134
California Municipal Finance Authority, Educational Facilities Revenue
Bonds, Westside Neighborhood School Project, Series 2024
:
1,000 (d) 6.200%, 6/15/54 6/31 at 102.00 1,058,368
2,300 (d) 6.375%, 6/15/64 6/31 at 102.00 2,440,242
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 1,270,911
7,815 California Municipal Finance Authority, Revenue Bonds, American Musical
and Dramatic Academy Inc., Series 2023A, 7.250%, 7/01/53
7/33 at 100.00 8,209,675
California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2012A
:
500 (d) 6.625%, 1/01/32 7/24 at 100.00 492,773
515 (d) 6.875%, 1/01/42 7/24 at 100.00 493,194
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
5.000%, 1/01/35
1/25 at 100.00 1,097,940
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured, (AMT)
6/28 at 100.00 941,567
7,000 (d) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 7,163,738
3,720 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022A, 5.250%, 9/01/52
9/29 at 103.00 3,862,227
1,250 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2024B, 5.000%, 9/01/54
9/31 at 103.00 1,278,309
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series 2022,
5.250%, 9/01/52
9/29 at 103.00 2,242,583

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 1,250 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2023-11 Improvement Area A Hesperia
Silverwood, Series 2024, 5.125%, 9/01/59
9/31 at 103.00 $ 1,290,811
2,000 (d) California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT), 5.000%, 7/01/38, (AMT)
7/33 at 100.00 2,181,496
5,000 (d) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 11/21/45, (AMT)
1/25 at 100.00 5,011,980
7,910 (d) California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55
7/28 at 100.00 6,901,133
California Public Finance Authority, Charter School Lease Revenue Bonds,
Laverne Elementary Preparatory Academy Project, Series 2019A
:
870 (d) 5.000%, 6/15/39 7/24 at 100.00 857,374
1,000 (d) 5.000%, 6/15/49 7/24 at 100.00 944,188
California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A
:
2,055 6.125%, 6/15/37 6/27 at 100.00 2,106,396
3,025 6.250%, 6/15/47 6/27 at 100.00 3,080,244
20,000 (e) California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 4.000%, 8/01/47, (UB)
2/28 at 100.00 20,004,016
1,800 (d) California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A, 5.500%, 7/01/50
7/33 at 105.00 1,869,594
California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A
:
2,350 (d) 5.000%, 7/01/36 7/26 at 100.00 2,383,004
2,360 (d) 5.000%, 7/01/46 7/26 at 100.00 2,374,708
2,755 (d) California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A, 5.000%,
6/01/42
6/26 at 100.00 2,703,743
6,930 (d) California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59
6/28 at 102.00 6,943,230
650 (d) California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B,
6.000%, 6/01/31
6/28 at 102.00 595,076
California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A
:
2,010 (d) 5.000%, 6/01/42 6/26 at 100.00 1,727,770
1,100 (d) 5.000%, 6/01/52 6/26 at 100.00 893,471
California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series 2021A
:
500 (d) 4.000%, 6/01/51 6/31 at 100.00 383,708
1,390 (d) 4.000%, 6/01/61 6/31 at 100.00 1,012,471
California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A
:
5,375 5.750%, 6/01/42 6/26 at 100.00 5,455,397
5,065 5.875%, 6/01/52 6/26 at 100.00 5,130,029
1,000 (d) California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%,
6/01/49
6/26 at 100.00 983,169
8,810 (d) California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A, 7.500%, 6/15/63
6/31 at 102.00 9,176,241

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
California School Finance Authority, Charter School Revenue Bonds, Arts
in Action Charter Schools - Obligated Group, Series 2020A
:
$ 1,175 (d) 5.000%, 6/01/40 6/27 at 100.00 $ 958,340
1,850 (d) 5.000%, 6/01/50 6/27 at 100.00 1,404,813
2,930 (d) California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/52
6/26 at 100.00 2,794,321
California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017
:
1,250 (d) 6.250%, 7/01/37 7/27 at 100.00 1,284,261
4,825 (d) 6.500%, 7/01/50 7/27 at 100.00 4,916,959
1,680 (d) California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47
5/27 at 100.00 1,694,422
1,165 (d) California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43
6/27 at 100.00 1,177,539
3,000 (d) California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not Academy Obligated Group, Series 2021A,
4.000%, 6/01/51
6/27 at 100.00 2,315,893
California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not? Academy ? Obligated Group, Series 2021A
:
6,865 (d) 4.000%, 6/01/41 6/27 at 100.00 5,794,000
1,185 (d) 4.000%, 6/01/61 6/27 at 100.00 868,786
1,600 California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A, 4.000%, 6/01/51
6/31 at 100.00 1,197,627
10,000 (d) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60
6/28 at 100.00 9,032,841
California School Finance Authority, Charter School Revenue Bonds, Valley
International Preparatory High School Project, Series 2022A
:
4,810 (d) 5.125%, 3/01/52 3/31 at 100.00 3,713,156
3,750 (d) 5.250%, 3/01/62 3/31 at 100.00 2,843,078
1,300 (d) California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.750%, 11/01/45
11/24 at 100.00 1,305,488
690 (d) California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.125%, 7/01/44
7/24 at 100.00 690,419
California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A
:
1,280 (d) 5.750%, 7/01/41 7/26 at 100.00 1,312,752
2,250 (d) 6.000%, 7/01/51 7/26 at 100.00 2,303,783
California State, General Obligation Bonds, Refunding Various Purpose
Series 2021
:
3,000 (e) 3.000%, 12/01/46 12/30 at 100.00 2,459,579
1,000 3.000%, 12/01/49 12/30 at 100.00 798,449
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
500 5.250%, 12/01/34 12/24 at 100.00 502,487
15,045 5.250%, 12/01/44 12/24 at 100.00 15,088,703
49,020 5.500%, 12/01/54 12/24 at 100.00 49,166,619
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
12,090 (d) 5.000%, 12/01/41 6/26 at 100.00 12,217,171
1,620 (d) 5.000%, 12/01/46 6/26 at 100.00 1,631,526
27,440 (d) 5.250%, 12/01/56 6/26 at 100.00 27,659,270

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 2,000 (d) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58
6/28 at 100.00 $ 2,050,349
8,150 (d) California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46
6/26 at 100.00 8,180,656
California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A
:
3,245 5.375%, 9/01/35 9/25 at 100.00 3,299,909
3,285 5.625%, 9/01/45 9/25 at 100.00 3,328,351
2,665 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2022,
5.500%, 9/01/52
9/32 at 100.00 2,722,727
1,910 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
7/24 at 100.00 1,873,157
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
23 (c),(g) 5.750%, 7/01/24 1/22 at 100.00 22,456
108 (c),(g) 5.750%, 7/01/30 1/22 at 100.00 108,243
159 (c),(g) 5.750%, 7/01/35 1/22 at 100.00 159,366
138 (c),(g) 5.500%, 7/01/39 1/22 at 100.00 138,026
28 (c),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 27,712
7,745 (e) Central Unified School District, Fresno County, California, General
Obligation Bonds, 2020 Election Series 2021A, 4.000%, 8/01/48 - AGM
Insured
8/31 at 100.00 7,673,260
5,360 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series 2019D,
4.000%, 8/01/49
8/28 at 100.00 5,364,248
3,290 (d) CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56
8/31 at 100.00 2,346,615
125 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
7/24 at 100.00 125,105
18,135 (e),(h) Cotati-Rohnert Park Unified School District, Sonoma County, California,
General Obligation Bonds, 2014 Election Series 2017A, 4.000%, 8/01/46,
(Pre-refunded 8/01/24) - BAM Insured, (UB)
8/26 at 100.00 18,005,516
1,000 County of Sacramento, Florida, McClellan Park Community Facilities
District No. 2004-1, Special Tax Bonds, Series 2017, 5.000%, 9/01/35
9/27 at 100.00 1,022,465
1,500 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 1,214,793
45,255 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 36,147,237
10,700 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 8,866,069
8,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-2,
4.000%, 6/01/58
6/31 at 100.00 6,307,408
5,025 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56
8/31 at 100.00 3,847,174

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 1,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56
10/31 at 100.00 $ 757,519
9,735 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58
7/32 at 100.00 6,860,452
14,040 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56
9/31 at 100.00 11,199,071
3,040 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56
8/31 at 100.00 2,670,881
4,825 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56
12/31 at 100.00 3,699,848
1,085 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Towne-Glendale, Mezzanine Lien Social Series 2022B,
5.000%, 9/01/37
9/32 at 100.00 1,109,011
4,375 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58
4/32 at 100.00 3,109,707
21,000 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57
6/31 at 100.00 12,402,062
9,400 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 5,939,797
34,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 26,793,807
8,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 5,333,721
30 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 21,351
18,035 Downey Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 8/01/52
8/33 at 100.00 18,031,438
10,000 (e) Dublin Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020 Series 2023B, 4.125%, 8/01/49
8/33 at 100.00 10,072,861
3,460 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
9/24 at 100.00 3,477,813
2,295 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 2,238,035
2,500 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020 Series 2021A, 3.000%, 8/01/55
8/29 at 100.00 1,897,505
Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B
:
4,715 0.000%, 2/01/45 2/30 at 63.32 1,891,964
4,095 (e) 4.000%, 8/01/50 8/29 at 100.00 4,102,953
775,765 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 86,590,734

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 6,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 $ 6,220,111
5,760 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Augusta Communities Mobile Home Park, Refunding
Series 2022A, 5.250%, 5/15/56
5/32 at 100.00 6,021,560
160 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
7/24 at 100.00 160,342
187,500 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
7/24 at 21.90 40,485,863
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019
:
1,945 5.400%, 9/01/38 9/26 at 103.00 1,991,762
3,095 5.500%, 9/01/43 9/26 at 103.00 3,146,975
4,830 5.600%, 9/01/49 9/26 at 103.00 4,894,739
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019
:
1,945 5.500%, 9/01/43 9/26 at 103.00 1,977,662
3,665 5.600%, 9/01/49 9/26 at 103.00 3,714,124
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019
:
2,410 5.400%, 9/01/38 9/26 at 103.00 2,467,942
3,820 5.500%, 9/01/43 9/26 at 103.00 3,884,150
7,205 5.600%, 9/01/49 9/26 at 103.00 7,301,572
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019
:
835 5.400%, 9/01/38 9/26 at 103.00 855,075
1,335 5.500%, 9/01/43 9/26 at 103.00 1,357,419
2,515 5.600%, 9/01/49 9/26 at 103.00 2,548,710
5,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017, 4.000%, 8/01/47 - AGM
Insured
2/27 at 100.00 4,967,037
20,925 (e),(f) Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 - BAM
Insured, (UB)
8/42 at 100.00 14,894,390
32,355 (e) Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2017A, 4.000%,
8/01/45 - BAM Insured, (UB)
8/26 at 100.00 32,419,885
11,155 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2023C, 4.000%,
8/01/53
8/33 at 100.00 11,139,385
8,500 (e) Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2023C, 4.000%,
8/01/53, (UB)
8/33 at 100.00 8,488,102
1,765 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 6.050%, 8/01/42
8/29 at 100.00 1,957,709
3,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private Activity
Series 2021A, 5.000%, 5/15/51, (AMT)
5/31 at 100.00 3,115,829
7,000 (e) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT), (UB)
11/31 at 100.00 6,733,885

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 13,600 (e) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2020C, 4.000%, 5/15/50,
(AMT), (UB)
5/30 at 100.00 $ 12,912,837
10,000 (e) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.000%, 5/15/47,
(AMT), (UB)
11/31 at 100.00 10,533,641
5,950 (e) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT), (UB)
5/26 at 100.00 6,006,180
16,000 (e) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018A, 5.250%,
5/15/48, (AMT), (UB)
5/28 at 100.00 16,519,534
7,500 (e) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/49, (UB)
11/28 at 100.00 7,865,793
12,125 (e) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 5.000%,
5/15/46, (AMT), (UB)
11/31 at 100.00 12,698,123
1,750 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 4.000%,
5/15/49, (AMT)
5/32 at 100.00 1,655,309
1,065 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38
9/24 at 100.00 1,066,887
3,902 (c) Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005, 1.908%, 9/01/28
9/24 at 100.00 1,014,549
2,305 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
6.000%, 8/01/51
8/37 at 100.00 1,763,811
970 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2013C,
5.550%, 8/01/43
8/38 at 100.00 724,598
Oroville, California, Revenue Bonds, Oroville Hospital Series 2019
:
7,730 5.250%, 4/01/39 4/29 at 100.00 5,591,370
1,000 5.250%, 4/01/49 4/29 at 100.00 723,439
7,250 5.250%, 4/01/54 4/29 at 100.00 5,208,654
Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002
:
1,230 0.000%, 12/01/31 - AMBAC Insured No Opt. Call 941,887
1,225 0.000%, 12/01/32 - AMBAC Insured No Opt. Call 900,387
11,265 (e) Pasadena Area Community College District, Los Angeles County,
California, General Obligation Bonds, 2022 Election Series 2023A-1,
4.000%, 8/01/52, (UB)
8/32 at 100.00 11,287,153
2,985 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call 1,011,996
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2
:
4,165 5.000%, 9/01/42 9/29 at 103.00 4,342,386
3,000 5.250%, 9/01/47 9/29 at 103.00 3,128,923
5,410 5.000%, 9/01/52 9/29 at 103.00 5,525,932
Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien
Series 2011E
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 7,100 0.000%, 12/01/41 No Opt. Call $ 3,329,680
7,075 0.000%, 12/01/42 No Opt. Call 3,145,397
7,050 0.000%, 12/01/43 No Opt. Call 2,974,763
5,600 0.000%, 12/01/44 No Opt. Call 2,240,767
20,000 (e) Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB)
6/31 at 100.00 19,154,238
Rocklin Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 2, Series 2007
:
550 0.000%, 9/01/36 - NPFG Insured No Opt. Call 346,905
660 0.000%, 9/01/37 - NPFG Insured No Opt. Call 398,221
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Ranch at Sierra Vista, Public Facilities Series 2023, 5.000%, 9/01/48
9/30 at 103.00 1,031,948
Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100
:
3,000 (d),(e) 7.763%, 12/01/30 - AMBAC Insured, (IF) No Opt. Call 4,366,473
2,500 (d),(e) 7.763%, 12/01/30 - AMBAC Insured, (IF) No Opt. Call 3,638,727
6,580 (d),(e) 8.087%, 12/01/33 - AMBAC Insured, (IF) No Opt. Call 10,799,509
4,630 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/24 at 100.00 4,645,551
Sacramento, California, Special Tax Bonds, Community Facilities District
2018-01 Railyards, Improvements Series 2022
:
2,150 (d) 5.250%, 9/01/42 9/29 at 103.00 2,278,143
4,000 (d) 5.250%, 9/01/47 9/29 at 103.00 4,171,897
2,250 (d) 5.375%, 9/01/52 9/29 at 103.00 2,324,076
4,918 (d) San Bernardino City, California, Pension Obligation Bonds, Taxable Series
2020A, 6.750%, 12/15/46
6/29 at 100.00 4,987,582
1,725 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call 1,758,374
17,205 (e) San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.000%, 7/01/53, (AMT), (UB)
7/33 at 100.00 17,995,055
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B
:
2,900 (e) 4.000%, 7/01/44, (AMT), (UB) 7/29 at 100.00 2,791,636
12,840 (e) 5.000%, 7/01/49, (AMT), (UB) 7/29 at 100.00 13,119,862
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B
:
13,205 (e) 4.000%, 7/01/46, (AMT), (UB) 7/31 at 100.00 12,616,527
23,370 (e) 4.000%, 7/01/51 - AGM Insured, (AMT), (UB) 7/31 at 100.00 22,352,709
10,735 (e) 5.000%, 7/01/51, (AMT), (UB) 7/31 at 100.00 11,150,070
11,840 4.000%, 7/01/56, (AMT) 7/31 at 100.00 10,961,700
5,435 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2024A, 5.250%,
5/01/49, (AMT)
5/34 at 100.00 5,873,140
San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2022A
:
17,460 (e) 4.000%, 5/01/52, (AMT), (UB) 5/32 at 100.00 16,397,140
25,000 (e) 5.000%, 5/01/52, (AMT), (UB) 5/32 at 100.00 26,050,157
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A
:
12,765 (e) 5.000%, 5/01/44, (AMT), (UB) 5/29 at 100.00 13,144,895
17,000 (e) 5.000%, 5/01/49, (AMT), (UB) 5/29 at 100.00 17,358,416

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 7,500 (e) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/44,
(AMT), (UB)
8/24 at 100.00 $ 7,515,446
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D
:
43,630 (e) 5.000%, 5/01/48, (AMT), (UB) 5/28 at 100.00 44,312,871
106,295 (e) 5.250%, 5/01/48, (AMT), (UB) 5/28 at 100.00 109,448,666
28,600 (e) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50,
(AMT), (UB)
5/29 at 100.00 29,180,612
4,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50,
(AMT)
5/29 at 100.00 4,081,204
9,290 (e) San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2022D-1, 4.000%,
8/01/47, (UB)
2/32 at 100.00 9,298,828
2,000 (d) San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Facilities Increment Series 2022A, 5.000%, 9/01/52
9/32 at 100.00 1,932,365
San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D
:
2,750 (d) 0.000%, 8/01/26 7/24 at 91.01 2,494,652
8,905 (d) 0.000%, 8/01/31 7/24 at 71.36 6,334,005
17,120 (d) 0.000%, 8/01/43 7/24 at 39.12 6,675,858
20,035 (e),(f) San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 7/01/51
- BAM Insured, (UB)
9/41 at 100.00 15,646,417
6,890 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
7/24 at 100.00 6,889,980
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
7/24 at 27.70 2,009,657
94,800 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Turbo Capital Appreciation Series 2007C,
0.000%, 6/01/56
7/24 at 13.84 9,855,446
10,000 (e) Sweetwater Union High School District, California, General Obligation
Bonds, Refunding Series 2016, 4.000%, 8/01/47 - BAM Insured, (UB)
2/26 at 100.00 9,993,711
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East
2012B, 5.250%, 9/01/42
7/24 at 100.00 4,003,147
Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017
:
2,265 (d) 5.500%, 9/01/27 No Opt. Call 2,333,065
3,605 (d) 5.750%, 9/01/32 9/27 at 100.00 3,812,198
4,890 (d) 6.125%, 9/01/37 9/27 at 100.00 5,173,902
13,145 (d) 6.250%, 9/01/47 9/27 at 100.00 13,720,664
95,575 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%,
6/01/46
7/24 at 26.02 20,152,037
3,000 (d) Triview Metropolitan District 4, El Paso County, California, Colorado,
General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48
7/24 at 103.00 3,009,793

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 3,000 Union Elementary School District, Santa Clara County, California, General
Obligation Bonds, Election of 2022, Series 2023A, 4.000%, 9/01/52
9/33 at 100.00 $ 2,989,055
27,875 (e) University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/53, (UB)
5/32 at 100.00 27,236,643
4,000 Walnut Creek School District, Contra Costa County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 9/01/52
9/32 at 100.00 3,945,544
TOTAL CALIFORNIA 1,849,478,037
COLORADO - 11.1%
3,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 2,635,609
464 Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%,
12/15/47
7/24 at 102.00 424,524
1,066 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 975,730
1,890 Arvada West Town Center Business Improvement District, Colorado,
General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39
12/25 at 100.00 1,894,790
2,290 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
9/25 at 103.00 2,189,042
129,889 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 120,451,603
4,495 (e) Aurora, Colorado, Sewer Revenue Bonds, Pipeline Interceptor Project,
First Lien Series 2023, 4.000%, 8/01/53, (UB)
8/33 at 100.00 4,259,373
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
2,250 5.000%, 12/01/39 9/24 at 103.00 2,186,695
5,920 5.000%, 12/01/48 9/24 at 103.00 5,434,468
4,279 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 4,048,434
3,230 Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
7/24 at 103.00 3,249,953
2,195 Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
7/24 at 103.00 2,208,559
2,500 Banning Lewis Ranch Regional Metropolitan District, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.375%, 12/01/48
7/24 at 103.00 2,487,682
Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A
:
2,396 5.500%, 12/01/36 7/24 at 101.00 2,405,091
5,010 5.750%, 12/01/46 7/24 at 101.00 5,022,268
3,210 (d) Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49
6/25 at 99.64 2,927,456
2,880 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 2,612,334

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 297 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020B-3, 8.000%, 12/15/50
12/25 at 103.00 $ 238,586
2,600 Belleview Village Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020, 4.950%, 12/01/50
12/25 at 103.00 2,421,229
6,160 Bennett Crossing Metropolitan District, Bennett, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A-3, 6.125%, 12/01/49
6/25 at 103.00 6,167,898
3,250 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/41
3/26 at 103.00 3,013,422
1,690 (d) Bent Grass Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.250%, 12/01/49
6/25 at 103.00 1,628,890
2,312 Berkley Shores Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A-3, 5.250%, 12/01/50
12/25 at 103.00 2,148,868
4,320 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 3,609,328
334 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
12/24 at 103.00 313,966
1,785 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2019A,
5.000%, 12/01/49
12/24 at 103.00 1,676,072
18,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 14,320,341
1,880 (d) Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Capital
Appreciation Series 2015, 6.000%, 12/01/44
12/24 at 100.00 1,856,077
1,405 Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B-3, 8.500%,
12/15/49
12/24 at 103.00 1,349,615
675 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47
7/24 at 102.00 641,449
9,375 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
7/24 at 103.00 7,687,748
7,075 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
(Convertible to Senior) Capital Appreciation (Convertible to Current
Interest), Limited Tax (Convertible to Unlimited Tax) Series, 7.500%,
12/01/48
7/24 at 86.97 5,323,667
Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
2,583 5.000%, 12/01/39 7/24 at 103.00 2,287,731
5,500 5.000%, 12/01/49 7/24 at 103.00 4,407,530
18,415 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
7/24 at 80.90 12,143,468

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2018A
:
$ 1,183 5.250%, 12/01/38 7/24 at 103.00 $ 1,172,699
2,250 5.375%, 12/01/48 7/24 at 103.00 2,226,886
1,226 Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2018B, 7.625%, 12/15/46
7/24 at 103.00 1,194,287
1,441 Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams
County, Colorado, General Obligation Refunding and Improvement
Bonds, Series 2018B, 7.375%, 12/15/47
7/24 at 103.00 1,440,071
5,616 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
7/24 at 100.00 3,976,849
Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A
:
3,140 6.000%, 12/01/37 7/24 at 102.00 3,142,665
8,270 6.125%, 12/01/47 7/24 at 102.00 8,284,732
8,425 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
7/24 at 102.00 8,111,653
6,602 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
7/24 at 100.00 4,570,374
3,425 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
7/24 at 102.00 3,427,886
2,997 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
7/24 at 102.00 2,876,692
3,162 Carousel Farms Metropolitan District, Town of Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A, 5.375%,
12/01/51
3/27 at 103.00 2,765,247
4,960 Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.500%, 12/01/47
7/24 at 103.00 4,964,479
4,495 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
7/24 at 103.00 4,291,816
21,270 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47
7/24 at 102.00 19,726,885
12,875 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 11,882,074
6,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 6,146,140
3,851 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 3,811,587
1,276 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
7/24 at 101.00 1,246,009
1,375 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A-3, 5.000%, 12/01/47
12/25 at 103.00 1,246,859

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%,
12/01/50
12/25 at 103.00 $ 1,337,765
1,035 City Center West Residential Metropolitan District 2, Greeley, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 965,108
700 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/50
12/26 at 103.00 567,977
2,250 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General
Obligation Limited Tax Bonds, Taxable Refunding Subordinate Series
2022B-1, 5.750%, 12/15/47 - BAM Insured
3/27 at 103.00 2,185,015
3,500 Colorado Crossing Metropolitan District 2, Colorado Springs, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2020A-1,
5.000%, 12/01/50
12/25 at 103.00 3,354,617
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017
:
4,350 5.375%, 10/01/37 10/27 at 100.00 4,009,997
8,925 5.500%, 10/01/47 10/27 at 100.00 7,968,945
6,625 5.625%, 10/01/52 10/27 at 100.00 6,045,630
1,350 (d) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%,
7/01/46
7/25 at 100.00 1,352,992
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
7/24 at 100.00 1,752,280
865 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%,
1/15/44
7/24 at 100.00 865,429
1,000 (d) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 5.000%,
7/01/46
7/26 at 100.00 996,596
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
350 (d) 4.000%, 7/01/41 7/31 at 100.00 304,771
350 (d) 4.000%, 7/01/51 7/31 at 100.00 277,850
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014
:
2,025 (d) 5.125%, 7/01/34 7/24 at 100.00 2,026,101
3,150 (d) 5.375%, 7/01/44 7/24 at 100.00 3,150,963
2,700 (d) 5.500%, 7/01/49 7/24 at 100.00 2,700,824
7,745 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Thomas MacLaren State Charter School Project,
Refunding & Improvement Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 7,765,822
655 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
7/24 at 100.00 656,876
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding &
Improvement Series 2015
:
500 (d) 5.000%, 12/15/35 12/25 at 100.00 504,140
2,500 (d) 5.000%, 12/15/45 12/25 at 100.00 2,502,866
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds,Science Technology Engineering and Math School
Project, Refunding Series 2014
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 890 5.000%, 11/01/44 11/24 at 100.00 $ 890,173
765 5.125%, 11/01/49 11/24 at 100.00 765,034
14,650 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43, (UB)
11/29 at 100.00 14,351,073
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
:
6,490 (e) 4.000%, 11/15/50, (UB) 11/31 at 100.00 6,146,228
7,130 (e) 3.000%, 11/15/51 11/31 at 100.00 5,431,983
12,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%,
8/01/43
7/24 at 100.00 9,729,768
4,085 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46
2/26 at 100.00 3,135,824
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
5,000 (e) 5.000%, 8/01/44 8/29 at 100.00 5,150,677
45 4.000%, 8/01/49 8/29 at 100.00 42,747
4,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.250%, 11/01/52
11/32 at 100.00 4,369,348
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
:
6,000 (e) 5.000%, 5/15/47, (UB) 5/32 at 100.00 6,445,549
14,000 (e) 5.000%, 5/15/52, (UB) 5/32 at 100.00 14,880,193
1,300 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
6.125%, 12/01/45
12/25 at 100.00 893,418
4,250 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
7/24 at 100.00 4,254,630
31,920 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
7/24 at 103.00 31,996,174
750 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Junior Lien Series 2018C,
12.500%, 12/15/38
7/24 at 103.00 738,901
1,109 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38
7/24 at 103.00 1,087,427
15,070 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Convertible Capital Appreciation Series
2019A-2, 6.250%, 12/01/48
7/24 at 100.86 14,861,681
1,996 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Series 2019B-2, 8.750%, 12/15/48
7/24 at 103.00 1,960,345
30,925 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Refunding
and Improvement Convertible Capital Appreciation Bonds, Series 2019A-
1, 6.000%, 12/01/47
7/24 at 95.16 27,727,689
13,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 12,274,015
3,715 (c) Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47
7/24 at 103.00 3,082,673

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,086 (c) Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47
7/24 at 103.00 $ 852,504
18,000 (e) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A, 5.250%, 11/15/53, (UB)
11/33 at 100.00 19,895,686
17,000 (e) Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/46, (UB)
3/31 at 100.00 16,470,834
3,205 Colorado Tech Center Metropolitan District, Louisville, Colorado, General
Obligaiton Bonds, Series 2018, 6.000%, 12/01/47
No Opt. Call 3,021,695
1,495 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 1,342,900
1,125 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A-3,
5.250%, 12/01/51
9/26 at 103.00 1,027,732
4,420 Confluence Metropolitan District, Eagle County, Colorado, Limited Tax
Supported Revenue Bonds, Subordinate Series 2021B, 5.500%, 12/15/50
6/26 at 103.00 4,045,155
1,765 Constitution Heights Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020, 5.000%,
12/01/49
6/25 at 103.00 1,673,560
1,325 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 1,213,260
725 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 712,890
Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A
:
1,910 5.125%, 12/01/37 7/24 at 102.00 1,911,021
4,600 5.250%, 12/01/47 7/24 at 102.00 4,534,355
3,880 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017B, 5.250%, 12/01/47
7/24 at 102.00 3,814,466
5,185 (c) Cornerstone Metropolitan District 2, Montrose and Ouray Counties,
Colorado, Limited Tax General Obligation Refunding Bonds, Series
2010A, 8.000%, 12/01/40
7/24 at 100.00 5,192,880
1,917 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.000%, 12/01/49
7/24 at 103.00 1,907,121
5,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 5,015,525
Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
:
4,060 5.625%, 12/01/38 7/24 at 103.00 4,035,289
9,665 5.750%, 12/01/48 7/24 at 103.00 9,612,712
1,630 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%,
12/15/48
7/24 at 103.00 1,576,136
2,375 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 2,377,776
4,535 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2015, 5.250%, 12/01/45
12/25 at 100.00 4,481,540

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 40,580 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 $ 22,151,401
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
9,000 (e) 4.125%, 11/15/53, (AMT), (UB) 11/32 at 100.00 8,597,767
7,085 (e) 5.500%, 11/15/53, (AMT), (UB) 11/32 at 100.00 7,741,040
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A
:
8,200 (e) 5.000%, 12/01/43, (AMT), (UB) 12/28 at 100.00 8,420,337
28,210 (e) 4.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 26,495,859
18,500 (e) 5.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 18,852,225
6,000 (e) 5.250%, 12/01/48, (AMT), (UB) 12/28 at 100.00 6,180,940
15,000 (e) Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A, 4.000%, 8/01/51, (UB)
8/31 at 100.00 14,460,738
Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A
:
2,659 5.500%, 12/01/38 7/24 at 103.00 2,669,964
6,180 5.625%, 12/01/48 7/24 at 103.00 6,139,101
1,855 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2018B, 7.875%, 12/15/48
7/24 at 103.00 1,838,808
1,800 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
7/24 at 103.00 1,846,519
2,110 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series
2013, 5.375%, 12/01/42
7/24 at 100.00 2,109,861
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Subordinate Convertible to Senior Limited Tax
Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46
7/24 at 100.00 493,928
1,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call 713,026
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
70 0.000%, 9/01/30 - NPFG Insured No Opt. Call 55,699
500 0.000%, 9/01/31 - NPFG Insured No Opt. Call 382,250
500 0.000%, 9/01/33 - NPFG Insured No Opt. Call 351,345
20 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call 17,152
Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A
:
1,700 (d) 5.000%, 12/01/41 6/26 at 103.00 1,634,467
2,000 (d) 5.000%, 12/01/51 6/26 at 103.00 1,801,662
4,200 Erie Highlands Metropolitan District 2, Weld County, Colorado, General
Obligation Bonds, Limited Tax Series 2018A, 5.250%, 12/01/48
7/24 at 103.00 4,220,475
2,975 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 2,516,958
18,000 (d) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 17,697,384
2,365 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/49
7/24 at 103.00 2,298,364

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 398 (d) Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49
7/24 at 103.00 $ 382,191
Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022
:
695 5.000%, 12/01/32 12/27 at 103.00 712,480
5,800 5.550%, 12/01/47 12/27 at 103.00 5,945,079
520 First Creek Village Metropolitan District, Denver, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49
9/24 at 103.00 522,010
3 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 2,725
611 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Subordinate Series 2020B, 7.000%, 12/15/49
3/25 at 103.00 563,682
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014
:
14,495 5.750%, 12/01/30 12/24 at 100.00 14,313,831
34,430 6.000%, 12/01/38 12/24 at 100.00 33,247,564
5,110 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 5,210,227
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
4,220 5.500%, 12/01/42 12/30 at 102.00 4,248,255
5,780 5.750%, 12/01/52 12/30 at 102.00 5,803,585
2,266 Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series
2022B, 8.125%, 12/15/52
12/30 at 102.00 2,297,796
800 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%,
12/01/48
12/26 at 100.00 770,196
Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B
:
17,145 6.000%, 12/01/52 9/27 at 103.00 17,034,101
2,321 8.500%, 12/15/52 9/27 at 103.00 2,319,456
3,428 (d) Future Legends Sports Park Metropolitan District 2, Colorado, General
Obligation Bonds, Subordinate Series 2020B, 7.500%, 6/03/50
7/24 at 103.00 3,406,382
16,375 (d) Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50
6/25 at 103.00 14,399,946
Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A
:
2,890 5.125%, 12/01/37 7/24 at 102.00 2,890,373
2,525 5.250%, 12/01/47 7/24 at 102.00 2,408,045
1,696 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%,
12/15/47
7/24 at 102.00 1,698,453
1,370 (d) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51
12/26 at 103.00 1,046,285
1,320 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47
7/24 at 102.00 1,274,501

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 5,490 (d) Granby Ranch Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52
7/24 at 103.00 $ 5,429,424
Grand Junction Dos Rios General Improvement District, Grand Junction,
Mesa County, Colorado, Special Revenue Bonds, Series 2021
:
2,575 4.500%, 12/01/41 12/26 at 103.00 2,157,999
3,010 4.750%, 12/01/51 12/26 at 103.00 2,401,030
Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and Limited
Tax General Obligation Subordinate Bonds, Series 2022B(3)
:
8,855 6.250%, 12/01/52 9/27 at 103.00 8,639,118
3,165 9.000%, 12/15/52 9/27 at 103.00 3,136,976
7,255 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 7,275,948
1,930 (d) Greenspire Metropolitan District 1, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 5.125%, 12/01/51
6/27 at 103.00 1,771,790
750 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.375%,
12/01/37
7/24 at 100.00 750,365
1,327 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate Series
2019B, 8.750%, 12/15/49
12/24 at 103.00 1,261,960
16,080 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 16,108,587
1,200 Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment
Revenue Bonds, Special Improvement District 1, Series 2024A-2, 6.500%,
12/01/43, (WI/DD)
3/29 at 103.00 1,208,082
4,684 Hess Ranch Metropolitan District 6, Parker, Colorado, General Obligation
Bonds, Limited Tax Subordinate Series 2020B, 8.000%, 12/15/49
3/25 at 103.00 4,367,790
20,140 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Convertible Capital Appreciation Series 2020A-2,
5.750%, 12/01/49
3/25 at 93.28 16,068,421
13,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 12,347,097
575 Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2021, 5.000%, 12/01/51
3/26 at 103.00 489,861
1,395 Highlands-Mead Metropolitan District, Mead, Weld County Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 1,281,917
1,535 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Series
2017A, 5.500%, 12/01/47
7/24 at 102.00 1,537,873
336 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
7/24 at 102.00 333,660
Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A
:
725 (d) 5.000%, 12/01/41 12/26 at 103.00 667,700
2,625 (d) 5.000%, 12/01/51 12/26 at 103.00 2,308,823
2,345 Home Place Metropolitan District, Thornton, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 2,345,400

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,108 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%,
12/15/49
3/25 at 103.00 $ 1,086,413
8,950 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
7/24 at 103.00 8,559,648
722 Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax, Subordinate
Series 2021B, 5.000%, 12/15/36
12/26 at 103.00 658,269
1,610 Interquest South Business Improvement District, Colorado Springs, El
Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series
2017, 5.000%, 12/01/47
7/24 at 102.00 1,495,185
Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
500 5.000%, 12/01/39 12/24 at 103.00 484,906
1,300 5.000%, 12/01/49 12/24 at 103.00 1,192,259
16,119 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
7/24 at 103.00 16,293,907
2,510 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 2,578,437
1,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 877,405
2,500 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 2,303,723
2,750 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 2,726,888
3,850 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/52
12/25 at 103.00 3,766,568
Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
:
9,000 (d) 6.375%, 12/01/49 12/31 at 103.00 8,646,426
3,875 (d) 6.625%, 12/01/56 12/31 at 103.00 3,729,543
Lake of the Rockies Metropolitan District, In the Town of Monument, El
Paso County,  Colorado, Subordinate General Obligation Limited Tax
Bonds, Series 2018B
:
2,645 5.000%, 8/01/48 7/24 at 103.00 2,513,026
439 7.500%, 8/01/48 7/24 at 103.00 420,626
6,210 (c) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.750%, 12/15/46
7/24 at 100.00 5,540,591
1,329 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Junior Lien Series 2019C,
10.000%, 12/15/49
9/24 at 103.00 1,337,298
5,170 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 4,971,393
1,368 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49
9/24 at 103.00 1,320,741
1,080 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Series 2023A-1, 7.250%, 12/01/53
12/28 at 103.00 1,141,585

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 10,000 (d) Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52
11/29 at 103.00 $ 10,140,471
3,050 Ledge Rock Center Residential Metropolitan District 1, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2024A, 6.375%,
12/01/54
6/29 at 103.00 3,100,660
605 Ledge Rock Center Residential Metropolitan District 1, Weld County,
Colorado, Subordinate Limited Tax General Obligation Bonds, Series
2024B, 8.750%, 12/15/54
6/29 at 103.00 612,749
1,180 Lochbuie Station Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A,
5.750%, 12/01/50
9/25 at 103.00 1,181,040
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
2,090 5.000%, 12/01/41 6/26 at 103.00 1,964,301
5,585 5.000%, 4/15/51 6/26 at 103.00 4,960,041
1,189 Mayfield Metropolitan District, Thornton, Colorado, General Oblgation
Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 1,191,677
1,460 Mead Western Meadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47
12/28 at 100.00 1,444,577
2,000 Meadowbrook Crossing Metropolitan District, EL Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020A, 5.250%,
12/01/49
6/25 at 103.00 1,992,710
Meadowlark Metropolitan District, Parker Town, Douglas County,
Colorado, Limited Tax General Obligation Bond, Convertible to Unlimited
Tax Series 2020A
:
1,570 4.875%, 12/01/40 9/25 at 103.00 1,586,108
750 5.125%, 12/01/50 9/25 at 103.00 758,394
1,695 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 6.750%,
12/01/52
12/27 at 103.00 1,717,929
1,473 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.375%, 12/15/49
3/25 at 103.00 1,426,114
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds,  Series 2016B, 7.500%, 12/15/46
7/24 at 101.00 487,208
Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016
:
1,500 5.000%, 12/01/35 12/25 at 100.00 1,503,034
5,300 5.000%, 12/01/46 12/25 at 100.00 5,002,924
2,186 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 2,183,395
985 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 918,484
906 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.625%, 12/15/49
3/25 at 103.00 849,739
3,365 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 7.000%, 12/01/52
12/27 at 103.00 3,468,309
2,500 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2022B, 9.000%, 12/15/52
12/27 at 103.00 2,570,163

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 2,145 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series 2022A
and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3),
6.000%, 12/01/52
9/27 at 103.00 $ 2,152,729
1,760 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%,
12/01/48
7/24 at 103.00 1,750,260
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1
:
4,346 5.375%, 12/01/34 7/24 at 103.00 4,404,449
2,845 5.750%, 12/01/48 7/24 at 103.00 2,875,384
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-2
:
5,460 5.500%, 12/01/34 7/24 at 103.00 5,548,830
8,500 5.850%, 12/01/48 7/24 at 103.00 8,609,823
911 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 768,054
1,516 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
7/24 at 102.00 1,517,813
10,820 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 10,868,773
9,710 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 9,219,463
2,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 1,804,033
865 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/50
12/25 at 103.00 814,314
3,395 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48
7/24 at 103.00 3,250,248
611 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
7/24 at 103.00 581,125
1,000 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2021B-3, 5.500%, 12/15/51
9/26 at 103.00 882,096
3,445 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%, 12/01/53
6/28 at 103.00 3,492,179
42,040 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 38,186,475
1,722 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%,
12/01/47
7/24 at 103.00 1,725,666
800 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47
7/24 at 103.00 771,165
1,385 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
7/24 at 103.00 1,324,157
773 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49
7/24 at 103.00 735,966

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
Parkdale Community Authority, Erie County, Colorado, Limited Tax
Supported Convertible Capital Appreciation Revenue Bonds, District 2,
Series 2024A
:
$ 3,670 (d) 7.750%, 12/01/53 3/29 at 103.00 $ 2,778,019
1,392 (d) 9.000%, 12/15/53 3/29 at 103.00 1,384,120
Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A
:
1,310 5.000%, 12/01/40 9/25 at 103.00 1,257,502
3,335 5.250%, 12/01/50 9/25 at 103.00 3,095,432
1,376 (h) Parker Automotive Metropolitan District (In the Town of Parker, Colorado),
General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45,
(Pre-refunded 12/01/26)
12/26 at 100.00 1,420,499
Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A
:
1,000 (d) 5.000%, 12/01/41 3/26 at 103.00 913,756
4,775 (d) 5.000%, 12/01/51 3/26 at 103.00 4,096,116
1,652 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B,
7.625%, 12/15/51
3/26 at 103.00 1,519,687
8,060 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 8,162,239
52,535 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 31,038,487
9,626 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 9,247,955
2,000 (d) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40
7/24 at 100.00 1,986,648
3,025 Powers Metropolitan District In the City of Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018,
5.375%, 12/01/48
7/24 at 103.00 2,998,990
1,965 (d) Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41
12/26 at 100.00 1,973,298
725 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.875%, 12/15/44
12/25 at 103.00 645,161
3,315 Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Series 2024A, 5.875%, 12/15/46
12/33 at 100.00 3,544,993
2,000 (d) Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51
12/26 at 103.00 1,623,333
7,237 (d) Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51
12/28 at 103.00 6,596,448
500 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Subordinate Series 2021B, 7.250%, 12/15/51
9/26 at 103.00 457,872
1,480 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3, 4.125%,
12/01/51
9/26 at 103.00 1,078,944
20,000 (e) Pueblo County, Colorado, Certificates of Participation, County Judicial
Complex Project, Series 2022A, 5.000%, 7/01/49, (UB)
7/32 at 100.00 21,066,254

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 400 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital
Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and Tax
Increment Revenue Capital Appreciation Bonds, Series 2021B, 0.000%,
12/01/25
No Opt. Call $ 363,001
3,080 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45
12/30 at 100.00 2,099,452
9,890 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 9,773,302
16,370 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47
7/24 at 103.00 16,435,863
2,840 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47
7/24 at 103.00 2,725,664
3,475 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 3,253,873
515 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.750%, 12/15/49
3/25 at 103.00 484,110
12,890 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 11,270,842
5,340 Reata South Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/47
7/24 at 103.00 5,372,397
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015
:
575 4.750%, 12/01/35 12/24 at 100.00 544,489
3,195 5.000%, 12/01/44 12/24 at 100.00 3,038,165
3,220 Regency Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46
7/24 at 103.00 3,112,367
2,295 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 2,064,376
5,835 Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.625%, 12/01/48
7/24 at 103.00 5,841,691
5,221 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 4,974,946
1,325 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45
12/26 at 100.00 1,270,467
325 Richards Farm Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49
12/24 at 103.00 317,121
1,000 Ridgeline Vista Metropolitan District, Brighton, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60
3/26 at 103.00 835,197
1,684 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation
Bonds, Series 2019A, 5.000%, 12/01/49
7/24 at 103.00 1,610,233
2,895 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 2,718,336
628 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
9/24 at 103.00 593,472
6,345 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 5,684,411

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 2,625 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 $ 2,286,587
5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.750%, 12/01/52
12/29 at 103.00 5,048,276
804 Severance Shores Metropolitan District 4, Weld County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 8.250%,
12/15/49
3/25 at 103.00 770,116
Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021
:
3,300 3.750%, 12/01/41 9/26 at 103.00 2,612,950
10,575 4.000%, 12/01/51 9/26 at 103.00 7,837,058
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 903,989
1,498 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld
County, Colorado, Limited Tax General Obligation Subordinate Bonds,
Series 2018B, 7.250%, 12/15/47
7/24 at 103.00 1,431,207
2,015 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 2,059,953
6,000 (d) Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52
9/27 at 103.00 5,838,104
1,990 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 1,971,295
1,820 South Aurora Regional Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2018, 6.250%, 12/01/57
7/24 at 103.00 1,787,685
1,000 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Limited Tax General Obligation Bonds, Series
2019A, 5.500%, 12/01/48
7/24 at 103.00 859,869
2,208 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2019B, 8.000%, 12/15/48
7/24 at 103.00 1,945,788
SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016
:
810 5.000%, 12/01/36 7/24 at 101.00 790,851
1,204 5.000%, 12/01/46 7/24 at 101.00 1,121,761
5,980 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
7/24 at 102.00 5,977,876
1,105 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 7.750%, 12/15/47
7/24 at 102.00 1,084,577
Spring Valley Metropolitan District 4, Elbert County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2020A
:
1,910 5.000%, 12/01/40 9/25 at 103.00 1,789,869
2,270 5.125%, 12/01/50 9/25 at 103.00 2,026,588
St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A
:
1,500 5.000%, 12/01/37 7/24 at 102.00 1,502,330
9,100 5.125%, 12/01/47 7/24 at 102.00 8,914,497
1,084 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47
7/24 at 102.00 1,089,083

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 16,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 $ 17,020,690
4,750 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Special Improvement Revenue Bonds, Special District 1, Series 2024,
5.625%, 12/01/43
6/29 at 103.00 4,893,812
5,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 4,626,664
11,750 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22,
5.750%, 12/01/51
6/30 at 102.00 11,748,310
7,500 (c) Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
7/24 at 100.00 1,200,000
2,175 Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited Tax
General Obligation Bonds, Series 2020, 5.000%, 12/01/50
12/25 at 103.00 2,084,655
6,128 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47
5/24 at 102.00 6,128,000
1,360 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47
7/24 at 102.00 1,338,061
801 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 771,175
1,275 (d) Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51
3/27 at 103.00 1,018,446
1,730 Timberleaf Metropolitan District, Adams County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A,
5.750%, 12/01/50
6/25 at 103.00 1,730,295
953 Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%,
12/15/47
7/24 at 103.00 924,606
2,620 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 2,526,455
3,400 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 2,645,966
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
7,200 5.000%, 12/01/41 3/26 at 103.00 6,327,407
9,985 5.000%, 12/01/51 3/26 at 103.00 8,111,184
8,730 (d) Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50
12/26 at 103.00 7,611,280
1,585 Two Bridges Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48
7/24 at 103.00 1,587,876
9,500 (c) Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008, 2.325%, 12/01/37
7/24 at 100.00 1,900,000
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
5,870 5.375%, 12/01/39 7/24 at 103.00 5,837,266
38,055 5.500%, 12/01/48 7/24 at 103.00 37,394,689

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
7/24 at 84.41 $ 3,626,037
8,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
7/24 at 103.00 7,611,774
5,275 (d) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement Series 2023A,
6.500%, 9/01/53
12/28 at 103.00 5,529,231
3,570 Verve Metropolitan District 1, Jefferson County and the City and County of
Broomfield, Colorado, General Obligation Bonds, Improvement Limited
Tax Series 2023, 6.750%, 12/01/52
3/26 at 103.00 3,465,616
2,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 1,550,937
1,388 (d) Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48
7/24 at 103.00 1,391,454
601 (d) Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/40
7/24 at 103.00 580,076
3,825 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%,
12/01/50
9/25 at 103.00 3,579,653
586 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 8.125%, 12/15/50
9/25 at 103.00 558,300
1,605 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46
7/24 at 102.00 1,547,256
245 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%,
12/15/46
7/24 at 102.00 235,900
12,435 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%, 12/01/52
6/27 at 103.00 12,644,315
1,720 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.125%, 12/01/48
7/24 at 103.00 1,649,147
690 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%,
12/15/48
7/24 at 103.00 657,647
4,145 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 3,886,642
600 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax
Series 2019B, 7.750%, 12/15/49
12/24 at 103.00 570,037
2,283 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Senior Series 2022A, 5.250%,
12/01/52
12/27 at 103.00 2,170,684
3,000 Waterfront At Foster Lake Metropolitan District 2, Weld County, Colorado,
Limited Tax Senior General Obligation Bonds, Series 2022A3-1, 5.000%,
12/01/51
3/29 at 103.00 2,602,144
10,950 Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado,
Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call 10,486,484

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 5,500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/51
3/27 at 103.00 $ 5,209,051
West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022
:
2,200 6.250%, 12/01/32 12/29 at 103.00 2,164,123
21,650 6.750%, 12/01/52 12/29 at 103.00 20,965,135
1,300 Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 5.375%, 12/01/48
7/24 at 103.00 1,297,090
1,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation Bonds,
Series 2021A-2, 5.750%, 12/01/50
3/26 at 99.11 726,675
Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
:
750 5.000%, 12/01/40 3/26 at 103.00 679,602
1,000 5.000%, 12/01/50 3/26 at 103.00 865,468
5,355 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 4,550,291
1,940 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49
7/24 at 103.00 1,849,648
313 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
7/24 at 103.00 298,323
4,600 (d) Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51
9/26 at 103.00 3,516,253
2,780 White Buffalo Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation bonds, Convertible to Unlimited Tax Bonds, Series
2020, 5.500%, 12/01/50
6/25 at 103.00 2,666,558
595 (h) Wild Plum Metropolitan District, Columbine Valley, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%,
12/01/49, (Pre-refunded 12/01/24)
12/24 at 103.00 616,135
756 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
9/24 at 103.00 711,335
3,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 3,469,379
650 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
12/24 at 103.00 610,366
21,610 (d) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51
9/26 at 97.28 13,415,060
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1
:
3,785 (d) 4.000%, 12/01/41 9/26 at 103.00 3,119,508
49,660 (d) 4.125%, 12/01/51 9/26 at 103.00 37,367,079
3,265 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2017A, 6.500%, 12/01/47
12/27 at 103.00 3,333,743
1,635 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/27 at 103.00 1,589,624

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019
:
$ 3,300 5.000%, 12/01/39 9/24 at 103.00 $ 3,213,946
9,315 5.000%, 12/01/49 9/24 at 103.00 8,519,497
1,185 (d) Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50
9/26 at 103.00 1,015,135
1,500 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 1,415,721
2,200 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax Convertible
to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48
7/24 at 103.00 2,206,918
292 (d) Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate General
Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48
7/24 at 103.00 280,560
TOTAL COLORADO 1,811,802,888
CONNECTICUT - 0.1%
6,115 (e) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Childrens Medical Center and Subsidiaries, Series 2023E,
4.250%, 7/15/53, (UB)
1/33 at 100.00 6,146,621
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024A
:
5,355 (e) 4.600%, 11/15/49, (UB) 11/32 at 100.00 5,332,301
2,050 4.650%, 11/15/51 11/32 at 100.00 2,070,688
3,070 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024C-1, 4.700%, 5/15/50
5/33 at 100.00 3,067,978
4,337 (d) Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority
Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%,
2/01/45
7/24 at 100.00 4,347,170
3,300 (d) Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2024,
6.000%, 4/01/52
4/34 at 100.00 3,505,785
TOTAL CONNECTICUT 24,470,543
DELAWARE - 0.1%
Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A
:
4,890 (d),(h) 6.750%, 9/01/35, (Pre-refunded 3/03/25) 3/25 at 100.00 4,991,525
7,500 (d),(h) 7.000%, 9/01/45, (Pre-refunded 3/03/25) 3/25 at 100.00 7,666,525
6,126 (d) Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special
Development District, Series 2018, 5.250%, 7/01/48
7/28 at 100.00 6,004,080
1,290 Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds,
Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B,
8.250%, 7/15/48
7/24 at 100.00 1,291,282
TOTAL DELAWARE 19,953,412
DISTRICT OF COLUMBIA - 2.0%
341,045 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
7/24 at 26.02 81,275,389
19,960 (d) District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55
5/30 at 100.00 17,687,750
District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A
:

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
DISTRICT OF COLUMBIA (continued)
$ 580 5.000%, 7/01/32 7/24 at 103.00 $ 586,918
825 5.000%, 7/01/37 7/24 at 103.00 828,417
90,205 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien
Series 2010A, 0.000%, 10/01/37 - BAM Insured, (UB)
No Opt. Call 48,976,687
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
15,165 (e) 4.000%, 10/01/49, (UB) 10/29 at 100.00 14,292,996
44,865 (e) 4.000%, 10/01/53, (UB) 10/29 at 100.00 41,945,446
11,185 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured, (UB)
10/31 at 100.00 10,599,961
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B
:
2,450 0.000%, 10/01/27 - AGC Insured No Opt. Call 2,172,714
2,055 0.000%, 10/01/36 - AGC Insured No Opt. Call 1,253,037
7,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 7,668,628
53,245 (e) Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44, (UB)
10/29 at 100.00 52,013,076
1,010 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44
10/29 at 100.00 986,631
5,385 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 5,530,002
17,835 (e) Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 4.000%, 10/01/51, (AMT), (UB)
10/31 at 100.00 16,699,100
12,345 (e) Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 4.500%, 10/01/53, (AMT), (UB)
10/32 at 100.00 12,380,375
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2024A
:
5,250 5.250%, 10/01/49, (AMT), (UB), (WI/DD) 10/33 at 100.00 5,639,203
5,225 5.500%, 10/01/54, (AMT), (UB), (WI/DD) 10/33 at 100.00 5,728,602
10,000 (e) Washington Metropolitan Area Transit Authority, Virginia, Dedicated
Revenue Bonds, Green Series 2023A, 4.125%, 7/15/47, (UB)
7/33 at 100.00 9,871,829
TOTAL DISTRICT OF COLUMBIA 336,136,761
FLORIDA - 14.2%
1,495 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2015,
6.250%, 11/01/46
11/39 at 100.00 1,629,158
3,000 Academical Village Community Development District, Davie, Florida,
Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 2,518,904
32,215 (c),(d) Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61
11/29 at 103.00 21,147,279
2,125 (c),(d) Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33
No Opt. Call 1,808,281

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 4,920 (e) Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the University
of Florida Project, Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 $ 4,590,829
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
:
2,290 (d) 5.250%, 11/01/39 11/29 at 100.00 2,344,108
3,840 (d) 5.375%, 11/01/49 11/29 at 100.00 3,881,780
1,395 (d) Antillia Community Development District, Florida, Special Assessment
Revenue Bonds, Project Series 2024, 5.875%, 5/01/54
5/34 at 100.00 1,416,160
2,000 (d) Arbors Community Development District, Florida, Revenue Bonds, Capital
Improvement 2023 Project Area Series 2023, 5.625%, 5/01/53
5/33 at 100.00 2,077,374
1,560 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 5.000%, 5/01/36
5/28 at 100.00 1,590,197
Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A
:
415 (d) 5.000%, 11/01/34 11/27 at 100.00 420,828
1,000 (d) 5.125%, 11/01/48 11/27 at 100.00 1,001,597
1,935 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48
5/31 at 100.00 2,046,741
2,995 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%,
5/01/47
5/26 at 100.00 3,018,668
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018
:
1,145 5.300%, 5/01/39 5/29 at 100.00 1,180,761
1,940 5.375%, 5/01/49 5/29 at 100.00 1,968,464
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021
:
750 (d) 3.125%, 5/01/41 5/32 at 100.00 603,776
1,000 (d) 4.000%, 5/01/52 5/32 at 100.00 827,056
1,790 (d) Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 4 Master Improvement Project, Series 2023,
5.500%, 5/01/53
5/33 at 100.00 1,822,079
4,495 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023, 5.625%, 5/01/54
5/33 at 100.00 4,599,235
3,485 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43
11/24 at 100.00 3,499,590
1,675 (d) Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
5.000%, 11/01/48
11/28 at 100.00 1,681,500
4,250 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
3.200%, 5/01/41
5/31 at 100.00 3,472,964
7,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 6,847,817
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 2B, Series
2018
:
570 (d) 5.000%, 11/01/39 11/29 at 100.00 581,698
935 (d) 5.000%, 11/01/49 11/29 at 100.00 928,937

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2018
:
$ 2,250 (d) 5.000%, 11/01/39 11/29 at 100.00 $ 2,296,176
3,470 (d) 5.125%, 11/01/49 11/29 at 100.00 3,477,709
1,460 (d) 5.125%, 11/01/51 11/29 at 100.00 1,461,875
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 4, Series
2018
:
480 (d) 5.000%, 11/01/39 11/29 at 100.00 489,851
1,560 (d) 5.125%, 11/01/49 11/29 at 100.00 1,565,809
2,575 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 2,587,437
1,985 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.500%,
11/01/44
11/25 at 100.00 2,000,556
4,285 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 3,622,454
4,375 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
11/01/48
11/28 at 100.00 4,326,492
3,310 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 2,750,578
915 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%,
5/01/35
5/25 at 100.00 919,622
Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A
:
2,710 5.000%, 9/01/43 7/24 at 100.00 2,710,884
1,230 5.000%, 9/01/45 7/24 at 100.00 1,230,342
4,050 5.000%, 9/01/48 7/24 at 100.00 4,050,795
Beach Road Golf Estates Community Development District, Bonita
Springs, Florida, Special Assessment Bonds Series 2015
:
80 5.000%, 11/01/36 11/25 at 100.00 80,384
8,380 5.000%, 11/01/46 11/25 at 100.00 8,323,689
50 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38
7/24 at 100.00 50,055
1,770 (d) Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1, 5.500%, 11/01/39
11/29 at 100.00 1,831,639
1,790 (d) Beaumont Communit Development District 2, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019, 6.375%, 11/01/49
11/31 at 100.00 1,861,382
2,980 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.500%, 11/01/43
11/28 at 100.00 3,204,257
150 Belmond Reserve Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2023, 5.500%,
11/01/52
11/33 at 100.00 155,972
1,000 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43
11/33 at 100.00 1,103,302
Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A
:
705 5.375%, 11/01/36 11/27 at 100.00 720,634
1,025 5.500%, 11/01/46 11/27 at 100.00 1,038,804

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 3,000 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022, 5.625%,
6/15/52
6/32 at 100.00 $ 3,085,074
23,565 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
7/24 at 100.00 23,564,988
Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
:
1,785 (d) 5.000%, 5/01/38 5/28 at 100.00 1,807,036
2,975 (d) 5.125%, 5/01/48 5/28 at 100.00 2,979,049
1,890 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
7/24 at 100.00 1,891,349
Bradbury Community Development District, Haines City, Florida, Special
Assessment Bonds, Series 2023
:
3,500 (d) 5.250%, 5/01/43 5/33 at 100.00 3,551,852
5,005 (d) 5.500%, 5/01/53 5/33 at 100.00 5,079,353
3,510 (e) Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 4.000%, 4/01/52, (UB)
4/32 at 100.00 3,307,012
Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area Two Series 2022
:
1,000 (d) 5.500%, 5/01/42 5/32 at 100.00 1,030,111
1,910 (d) 5.625%, 5/01/52 5/32 at 100.00 1,957,337
9,955 (e) Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/42, (AMT), (UB)
10/27 at 100.00 10,126,342
18,380 (e) Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
4.000%, 10/01/44, (AMT), (UB)
10/29 at 100.00 17,783,630
Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021
:
18,590 (e) 4.000%, 9/01/51 - BAM Insured, (UB) 9/31 at 100.00 17,976,932
5,000 (e) 4.000%, 9/01/51, (UB) 9/31 at 100.00 4,757,281
2,000 (d) Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022, 5.750%,
5/01/52
5/37 at 100.00 2,050,912
2,000 Buckhead Trails Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2024 Project Series 2024, 5.875%,
5/01/54
5/34 at 100.00 2,013,294
Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017
:
1,315 5.125%, 11/01/38 11/27 at 100.00 1,332,614
1,910 5.250%, 11/01/47 11/27 at 100.00 1,921,368
6,830 (d) Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40
7/25 at 100.00 4,996,879
2,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55
6/27 at 100.00 1,840,912
520 (d) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/56
6/31 at 100.00 473,104
4,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56
12/28 at 100.00 3,120,000
7,840 (d) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55
6/25 at 105.00 8,008,634
70 (d) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Taxable Series 2020B, 7.000%, 6/15/25
No Opt. Call 69,995
3,625 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pepin
Academies Inc., Series 2020A, 5.750%, 7/01/55
7/26 at 104.00 3,563,224

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A
:
$ 10,455 (d) 5.250%, 7/01/49 1/29 at 100.00 $ 10,006,454
1,000 (d) 5.375%, 7/01/54 1/29 at 100.00 956,308
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A
:
1,000 (d) 5.375%, 6/15/38 6/28 at 100.00 1,004,031
1,970 (d) 5.375%, 6/15/48 6/28 at 100.00 1,914,397
2,290 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral
Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54
7/24 at 104.00 1,726,156
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018
:
730 (d) 6.100%, 8/15/38 8/28 at 100.00 772,612
4,030 (d) 6.200%, 8/15/48 8/28 at 100.00 4,198,733
3,955 (d) 6.375%, 8/15/53 8/28 at 100.00 4,132,597
Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A
:
3,740 (d) 5.375%, 7/01/37 7/27 at 100.00 3,808,830
4,820 (d) 5.500%, 7/01/47 7/27 at 100.00 4,878,349
42,506 (c),(d) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48
6/28 at 100.00 3,697,994
10,470 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 5.250%, 6/15/47
6/27 at 100.00 10,428,206
Capital Trust Agency, Florida, Revenue Bonds, Tallahassee Classical
School Inc., Series 2021A
:
4,395 (d) 4.250%, 7/01/51 7/31 at 100.00 3,301,775
4,265 (d) 4.375%, 7/01/56 7/31 at 100.00 3,192,225
5,750 (c),(d) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49
7/24 at 103.00 2,875,000
Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A
:
1,090 (d) 5.000%, 10/15/47 10/27 at 100.00 1,083,980
895 (d) 5.000%, 10/15/52 10/27 at 100.00 878,974
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
1,860 (d) 5.375%, 8/01/32 8/24 at 103.00 1,632,745
2,735 (d) 5.625%, 8/01/37 8/24 at 103.00 2,274,016
11,680 (d) 5.875%, 8/01/52 8/24 at 103.00 8,815,685
515 Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, KIPP
Miami North Campus Project, Refunding Series 2024A, 6.125%, 6/15/60
6/29 at 103.00 539,551
Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015
:
765 5.625%, 11/01/36 11/26 at 100.00 782,789
1,855 5.750%, 11/01/47 11/26 at 100.00 1,883,044
Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
625 5.125%, 5/01/38 5/28 at 100.00 635,689
1,235 5.250%, 5/01/49 5/28 at 100.00 1,243,819
1,000 (d) Caymas Community Development District, Collier County, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2024, 5.625%,
5/01/54
5/34 at 100.00 1,004,787
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
3,765 5.000%, 5/01/34 7/24 at 100.00 3,767,178

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 9,305 5.125%, 5/01/45 7/24 at 100.00 $ 9,306,078
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2017
:
1,340 5.000%, 5/01/32 5/27 at 100.00 1,364,048
6,205 5.000%, 5/01/48 5/27 at 100.00 6,209,441
1,000 Center Lake Ranch West Community Development District, Florida,
Revenue Bonds, Capital Improvement Assessment Area One Series 2023,
5.750%, 5/01/43
5/34 at 100.00 1,039,498
750 Central Parc Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024, 6.000%, 5/01/54
5/34 at 100.00 754,409
2,000 (d) Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/51, (AMT)
10/31 at 100.00 1,684,797
1,000 (d) Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
5.000%, 6/15/49
6/29 at 100.00 994,007
2,435 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006, 5.375%, 5/01/36
7/24 at 100.00 2,437,297
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2023
:
3,500 5.250%, 6/01/38 6/33 at 100.00 3,557,379
5,000 5.000%, 6/01/43 6/33 at 100.00 4,802,232
Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A
:
5,966 (c),(d) 7.750%, 5/15/35 7/24 at 100.00 161,070
3,728 (c),(d) 8.000%, 5/15/37 7/24 at 100.00 100,668
753 (c),(d) Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2015A,
6.500%, 5/15/49
5/25 at 100.00 20,333
Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A
:
1,360 (d) 5.000%, 12/01/37 12/27 at 100.00 1,364,598
2,205 (d) 5.000%, 12/01/47 12/27 at 100.00 2,119,614
2,000 (d) Connerton East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Project, Series
2023, 5.375%, 6/15/53
6/33 at 100.00 2,055,014
1,000 (d) Copper Creek Community Development District, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/31 at 100.00 977,438
Coral Bay of Lee County Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2022
:
320 5.500%, 5/01/42 5/32 at 100.00 326,707
500 (d) 5.625%, 5/01/52 5/32 at 100.00 509,625
1,030 (d) Coral Lakes Community Development District, Charlotte County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Series 2024,
5.750%, 11/01/53
11/34 at 100.00 1,055,712
Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017
:
1,855 (d) 5.000%, 11/01/38 11/32 at 100.00 1,886,398
3,755 (d) 5.125%, 11/01/50 11/32 at 100.00 3,759,951
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1
:
745 5.250%, 11/01/37 11/28 at 100.00 762,669
1,915 5.600%, 11/01/46 11/28 at 100.00 1,957,008

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2018
:
$ 2,325 (d) 5.250%, 11/01/39 11/29 at 100.00 $ 2,397,691
3,410 (d) 5.375%, 11/01/50 11/29 at 100.00 3,477,445
1,875 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2022, 4.500%, 5/01/52
5/32 at 100.00 1,747,414
1,500 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2023, 5.375%, 5/01/53
5/33 at 100.00 1,522,530
1,735 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%,
5/01/30
7/24 at 100.00 1,737,823
2,065 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%,
5/01/44
7/24 at 100.00 2,066,901
8,060 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2 Series 2024,
5.800%, 5/01/54, (WI/DD)
11/34 at 100.00 7,946,727
4,490 (d) Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41
No Opt. Call 4,047,844
1,230 Cypress Bay West Community Development District, Palm Bay, Florida,
Revenue Bonds, Assessment Area One Capital Improvement Series 2023,
5.500%, 5/01/53
5/33 at 100.00 1,254,026
2,600 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019, 5.100%, 5/01/48
5/29 at 100.00 2,616,404
115 Cypress Creek Community Development District, Hillborough County,
Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A,
6.000%, 5/01/45
5/32 at 100.00 117,801
1,215 (d) Cypress Park Estates Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project, Series 2022,
5.125%, 5/01/52
5/32 at 100.00 1,201,545
1,500 (d) Cypress Ridge Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Assessment Area One Project, Series
2023, 5.875%, 5/01/53
5/33 at 100.00 1,547,272
1,500 (d) Deerbrook Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 5.500%, 5/01/53
5/33 at 100.00 1,533,565
2,395 Del Webb Oak Creek Community Development District, Lee County,
Florida, Special Assessment Bonds, 2023 Project, Series 2023, 5.250%,
5/01/53
5/33 at 100.00 2,430,328
Downden West Community Development District, Florida, Revenue Bonds
Series 2018
:
1,000 (d) 5.400%, 5/01/39 5/29 at 100.00 1,021,215
3,205 (d) 5.550%, 5/01/49 5/29 at 100.00 3,264,476
7,880 (d) Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.100%, 5/01/48
5/28 at 100.00 7,928,465
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015
:
1,035 5.300%, 5/01/36 5/26 at 100.00 1,047,894
1,430 5.500%, 5/01/45 5/26 at 100.00 1,442,427
1,955 5.500%, 5/01/46 5/26 at 100.00 1,970,811
1,000 East 547 Community Development District, Florida, Special Assessment
Bonds, Area 2 Series 2023, 6.500%, 5/01/54
5/34 at 100.00 1,066,539
1,000 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 999,923

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2018
:
$ 1,435 5.125%, 5/01/39 5/29 at 100.00 $ 1,460,382
2,415 5.250%, 5/01/49 5/29 at 100.00 2,432,224
4,385 (d) Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1,
5.750%, 11/01/49
11/29 at 100.00 4,511,642
4,000 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48
11/27 at 100.00 4,035,469
Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018A-1
:
1,000 (d) 5.500%, 5/01/39 5/29 at 100.00 1,029,224
2,000 (d) 5.625%, 5/01/49 5/29 at 100.00 2,042,418
4,285 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%,
11/01/45
5/27 at 100.00 4,512,960
15,000 Everest GMR Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2023, 6.200%, 5/01/54
5/33 at 100.00 15,419,152
1,245 (d) Evergreen Community Development District, Florida, Special Assessment
Bonds, Series 2019, 5.000%, 11/01/39
11/29 at 100.00 1,265,137
1,000 (d) Everlands Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2 Series 2024, 5.550%, 6/15/54
6/34 at 100.00 1,013,712
750 Fallschase Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021, 3.125%, 5/01/31
No Opt. Call 691,613
500 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.200%, 5/01/50
5/30 at 100.00 432,654
1,415 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Charter School, Series 2019A, 6.125%,
6/15/46
6/26 at 100.00 1,431,401
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A
:
765 (d) 6.000%, 6/15/37 6/26 at 100.00 777,780
1,510 (d) 6.125%, 6/15/46 6/26 at 100.00 1,527,502
830 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%,
6/15/46
6/26 at 100.00 839,620
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A
:
1,570 (d) 5.000%, 6/15/31 6/29 at 102.00 1,577,425
1,245 (d) 5.000%, 6/15/41 6/29 at 102.00 1,147,211
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Discovery High School Project, Series 2020A
:
3,000 (d) 5.000%, 6/01/40 6/29 at 100.00 2,549,693
2,500 (d) 5.000%, 6/01/55 6/29 at 100.00 1,875,705
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A
:
6,025 6.250%, 7/01/34 7/24 at 100.00 6,029,165
9,780 6.500%, 7/01/44 7/24 at 100.00 9,786,742
3,935 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2017A,
5.750%, 7/01/44
7/27 at 100.00 3,898,112
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
9,205 (d) 5.650%, 7/01/37 7/27 at 101.00 9,476,588

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 12,575 (d) 5.750%, 7/01/47 7/27 at 101.00 $ 12,731,451
17,675 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57
1/28 at 101.00 14,036,582
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A
:
6,405 (d) 4.750%, 7/15/36 7/26 at 100.00 6,375,843
7,735 (d) 5.000%, 7/15/46 7/26 at 100.00 7,474,240
1,030 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Imagine School at Broward Project, Series 2019A, 5.000%,
12/15/49
12/29 at 100.00 1,004,170
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A
:
5,410 (d) 5.500%, 7/01/52 7/32 at 100.00 4,990,385
4,140 (d) 5.625%, 7/01/56 7/32 at 100.00 3,842,891
4,000 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A, 5.000%,
1/01/50
1/27 at 100.00 3,518,799
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
355 (d) 6.000%, 6/15/35 6/25 at 100.00 359,353
8,500 (d) 6.125%, 6/15/46 6/25 at 100.00 8,566,203
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A
:
2,110 (d) 6.000%, 6/15/34 7/24 at 100.00 2,112,082
6,115 (d) 6.125%, 6/15/44 7/24 at 100.00 6,118,692
850 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Social Bonds-Unlocking Children 's Potential Charter Schools
Project, Series 2020A, 5.000%, 6/01/40
6/28 at 100.00 812,212
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A
:
3,225 (d) 6.000%, 6/15/37 6/27 at 100.00 3,281,507
6,215 (d) 6.125%, 6/15/47 6/27 at 100.00 6,250,531
8,210 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 6.375%, 6/15/46
6/26 at 100.00 8,365,545
5,000 (e) Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, Tampa General Hospital Project, Series 2024A, 5.250%, 8/01/55,
(UB)
2/32 at 100.00 5,223,388
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
179,395 (d) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 7/24 at 100.00 191,036,838
7,900 5.000%, 7/01/41, (AMT) 7/32 at 100.00 8,190,050
20,180 5.250%, 7/01/47, (AMT) 7/32 at 100.00 20,870,144
71,865 (e) 5.250%, 7/01/53 - AGM Insured, (AMT), (UB) 7/32 at 100.00 75,269,741
58,100 5.500%, 7/01/53, (AMT) 7/32 at 100.00 60,590,503
55,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 55,981,057
135,450 (d) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 140,452,358
1,720 (d) Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29
6/27 at 100.00 1,738,454

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1
:
$ 7,885 (d) 5.250%, 6/01/54 6/34 at 100.00 $ 8,062,066
6,225 (d) 5.250%, 6/01/59 6/34 at 100.00 6,340,218
7,690 (d) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024B, 6.500%,
6/01/59
6/34 at 100.00 7,852,768
Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 4 Project, Series 2015
:
1,120 5.125%, 11/01/36 11/26 at 100.00 1,135,953
1,485 5.375%, 11/01/46 11/26 at 100.00 1,499,997
2,465 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%,
11/01/46
11/26 at 100.00 2,469,760
4,250 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.500%, 11/01/44
11/24 at 100.00 4,271,266
Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017
:
1,000 5.000%, 12/15/37 12/27 at 100.00 1,011,777
2,000 5.125%, 12/15/46 12/27 at 100.00 2,011,141
440 (d) Forest Lake Community Development District, Polk County, Florida,
Specia Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.500%, 5/01/52
5/32 at 100.00 452,933
FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020
:
5,525 (c) 5.375%, 11/01/40 11/29 at 100.00 5,256,417
8,390 (c) 5.500%, 11/01/50 11/29 at 100.00 7,795,664
1,500 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.750%, 5/01/33
7/24 at 100.00 1,501,670
1,000 (d) Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 823,177
3,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment Area
Project, Improvement Series 2014A-1, 5.000%, 5/01/44
7/24 at 100.00 3,000,081
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area, Refunding Series 2014A-2, 5.000%, 5/01/39
7/24 at 100.00 1,000,239
2,095 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 2,096,309
4,500 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45
7/24 at 100.00 4,503,025
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
7/24 at 100.00 1,001,335
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Series 2019A
:
1,840 4.750%, 11/01/39 11/29 at 100.00 1,829,634
3,670 5.000%, 11/01/50 11/29 at 100.00 3,612,216
8,000 (e) Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/54, (AMT), (UB)
10/29 at 100.00 8,159,819

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 20,000 (e) Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 4.000%, 10/01/52,
(AMT), (UB)
10/27 at 100.00 $ 18,650,262
Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A
:
845 5.000%, 11/01/28 No Opt. Call 863,794
9,975 5.875%, 11/01/47 11/32 at 100.00 10,584,059
2,305 Hacienda Lakes Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2016, 4.625%, 5/01/46
5/26 at 100.00 2,161,664
1,155 (d) Hamilton Bluff Community Development District, Lake Hamilton, Florida,
Special Assessment Bonds, Area 1 Project, Series 2024, 5.800%, 5/01/54
5/34 at 100.00 1,164,365
1,000 (d) Hammock Oaks Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023, 5.750%, 5/01/53
5/33 at 100.00 1,023,579
1,000 Hammock Oaks Community Development District, Lady Lake, Florida,
Special Assessment Revenue Bonds, Area 2, Series 2024, 6.150%, 5/01/54
5/34 at 100.00 1,016,308
1,320 (d) Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022, 4.700%,
5/01/42
5/32 at 100.00 1,266,020
4,725 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%,
5/01/32
7/24 at 100.00 4,727,416
Harmony West Community Development District, Osceloa County,
Florida, Special Asssessment Revenue Bonds, Assessment Area 1, Series
2018
:
930 (d) 5.100%, 5/01/38 5/32 at 100.00 961,835
1,870 (d) 5.250%, 5/01/49 5/32 at 100.00 1,901,372
1,000 (d) Harmony West Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series
2023, 5.300%, 5/01/53
5/33 at 100.00 1,022,573
1,000 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 4, Series 2023, 5.500%, 5/01/53
5/33 at 100.00 1,020,413
1,435 (d) Hawthorne Mill North Community Development District, Florida, Capital
Improvement Revenue Bonds, Lakeland Assessment Area Two Series
2024, 5.500%, 5/01/54, (WI/DD)
11/34 at 100.00 1,431,598
3,900 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50
1/29 at 100.00 3,910,089
760 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 5.000%, 11/01/34
11/24 at 100.00 761,293
195 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%,
5/01/38
5/27 at 100.00 198,037
560 (d) Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-
2, 5.000%, 5/01/36
5/27 at 100.00 567,641
800 (d) Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39
11/29 at 100.00 821,694
4,455 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series 2016A-1,
6.250%, 11/01/47
11/36 at 100.00 4,868,065
410 Highland Meadows Community Development District, Davenport, Florida,
Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36
7/24 at 100.00 410,281

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,015 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project,
Series 2017, 5.000%, 11/01/48
11/27 at 100.00 $ 1,015,261
Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2017
:
390 5.375%, 11/01/37 11/27 at 100.00 398,239
790 5.500%, 11/01/47 11/27 at 100.00 800,337
310 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2017, 5.500%, 11/01/47
11/27 at 100.00 314,056
2,045 (d) Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 2,029,407
Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Assessment Area 4 Project, Series 2018
:
710 (d) 5.250%, 6/15/39 12/29 at 100.00 725,842
1,205 (d) 5.375%, 6/15/49 12/29 at 100.00 1,221,289
16,490 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT), (UB)
10/31 at 100.00 15,226,952
22,300 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2018A, 5.000%, 10/01/48,
(AMT), (UB)
10/28 at 100.00 22,709,303
Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A
:
3,000 4.000%, 8/01/50 2/31 at 100.00 2,700,193
12,995 (e) 3.500%, 8/01/55 2/31 at 100.00 10,305,229
3,150 (e) 4.000%, 8/01/55, (UB) 2/31 at 100.00 2,774,533
350 Holly Hill Road East Community Development District, Davenport, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2020, 5.000%,
11/01/41
No Opt. Call 371,215
Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019
:
415 (d) 5.000%, 11/01/39 11/29 at 100.00 420,033
620 (d) 5.125%, 11/01/49 11/29 at 100.00 620,902
1,720 (d) Island Lake Estates Community Development District, Charlotte County,
Florida, Special Assessment Bonds, 2023 Project Series 2023, 6.000%,
12/15/53
12/33 at 100.00 1,798,481
Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015
:
1,905 5.000%, 11/01/35 11/25 at 100.00 1,917,514
2,905 5.125%, 11/01/45 11/25 at 100.00 2,910,415
985 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 979,900
4,265 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2023A,
5.500%, 10/01/53
10/33 at 100.00 4,735,374
K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
:
490 5.125%, 11/01/34 11/24 at 100.00 491,058
895 5.375%, 11/01/44 11/24 at 100.00 896,221
K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
:
610 5.125%, 11/01/34 11/24 at 100.00 611,317

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,025 5.375%, 11/01/44 11/24 at 100.00 $ 1,026,399
1,000 (d) Knightsbridge Community Development District, Florida, Special
Assessment Bonds, Series 2024, 5.500%, 6/15/54
6/34 at 100.00 1,005,299
825 (d) Lake County, Florida, Educational Facilities Revenue Bonds, Imagine
South Lake Charter School Project, Series 2019A, 5.000%, 1/15/49
7/29 at 100.00 785,783
2,355 Lake Deer Community Development District, Polk County Florida, Special
Assessment Revenue Bonds, Series 2022, 5.625%, 5/01/53
5/37 at 100.00 2,388,873
1,370 Lake Emma Community Development District, Lake County, Florida,
Special Assessment Bonds, Area 2 2023 Project, Series 2023, 5.500%,
5/01/53
5/33 at 100.00 1,395,242
1,000 (d) Lake Harris Community Development District, Lake County, Florida,
Special Assessment  Bonds, 2023 Project Area Series 2023, 5.625%,
5/01/53
5/33 at 100.00 1,032,219
2,600 (d) Lake Hideaway Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area One,
Series 2024, 5.900%, 5/01/54
5/34 at 100.00 2,601,673
2,940 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45
5/25 at 100.00 2,957,547
Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2018
:
1,595 5.000%, 5/01/38 5/28 at 100.00 1,615,536
2,660 5.100%, 5/01/48 5/28 at 100.00 2,666,096
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, Series 2019
:
420 4.875%, 5/01/39 5/29 at 100.00 418,798
575 5.000%, 5/01/49 5/29 at 100.00 560,776
3,695 (d) Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47
5/27 at 100.00 3,724,657
1,110 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 4.700%,
5/01/39
5/29 at 100.00 1,112,311
2,550 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018, 5.100%,
5/01/48
5/28 at 100.00 2,567,596
Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018
:
2,250 5.300%, 5/01/39 5/29 at 100.00 2,314,696
3,995 5.450%, 5/01/48 5/29 at 100.00 4,078,581
530 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Star Farms at Lakewood Ranch Project, Series 2024,
5.550%, 5/01/54
5/34 at 100.00 534,401
Lawson Dunes Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022
:
1,355 (d) 5.000%, 5/01/42 5/32 at 100.00 1,368,026
2,465 (d) 5.125%, 5/01/52 5/32 at 100.00 2,452,151
1,665 Lee County Housing Finance Authority, Florida, Multifamily Housing
Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47,
(Mandatory Put 9/15/27)
7/24 at 100.00 1,666,614
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A
:
4,215 5.250%, 6/15/27 7/24 at 100.00 4,216,523
35,550 5.375%, 6/15/37 7/24 at 100.00 35,556,921

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A
:
$ 2,625 (d) 5.500%, 6/15/32 7/24 at 100.00 $ 2,626,509
4,700 (d) 5.750%, 6/15/42 7/24 at 100.00 4,700,965
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A
:
790 (d) 5.375%, 12/01/32 7/24 at 104.00 692,392
2,000 (d) 5.625%, 12/01/37 7/24 at 104.00 1,665,270
11,650 (d) 5.750%, 12/01/52 7/24 at 104.00 8,735,504
Lee County, Florida, Airport Revenue Bonds, Series 2021B
:
10,000 (e) 5.000%, 10/01/46, (AMT), (UB) 10/31 at 100.00 10,427,765
20,045 (e) 4.000%, 10/01/51, (AMT), (UB) 10/31 at 100.00 18,439,851
172 Lexington Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2007, 5.400%, 5/01/37
7/24 at 100.00 172,102
1,185 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 1,118,847
Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019
:
3,575 4.375%, 5/01/40 5/30 at 100.00 3,387,239
5,805 4.500%, 5/01/51 5/30 at 100.00 5,250,912
Majorca Isles Community Development District, Mianmi Gardens, Florida,
Special Assessment Bonds, Series 2015
:
1,000 5.375%, 5/01/35 5/26 at 100.00 1,013,922
3,615 5.625%, 5/01/46 5/26 at 100.00 3,652,086
16,150 (e) Manatee County, Florida, Revenue Improvement and Refunding Bonds,
Series 2022, 4.000%, 10/01/52, (UB)
10/32 at 100.00 15,400,126
3,545 (d) Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022,
6.625%, 5/01/53
5/42 at 100.00 3,861,227
410 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34
7/24 at 100.00 410,503
2,700 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 5.000%, 5/01/48
5/28 at 100.00 2,696,310
1,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 5.000%, 6/01/47
6/26 at 103.00 937,737
Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017
:
3,895 (d) 5.875%, 7/01/37 7/27 at 100.00 3,960,686
6,530 (d) 6.000%, 7/01/47 7/27 at 100.00 6,603,012
Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017
:
13,505 5.125%, 11/01/39 11/27 at 100.00 13,754,400
12,255 5.250%, 11/01/49 11/27 at 100.00 12,471,253
6,200 (e) Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New
Administrative Building Series 2023A, 5.000%, 3/01/48, (UB)
No Opt. Call 6,712,001
32,240 (e) Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53, (UB)
4/28 at 100.00 33,129,257
30 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
7/24 at 100.00 30,006

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 6,300 (d) Miami-Dade County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, CFC-MB I, LLC Collins Park Housing Project
Series 2023, 6.250%, 1/01/59
1/33 at 100.00 $ 6,397,404
4,325 (d) Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Inc. , Series 2017, 5.000%, 9/15/44
9/27 at 100.00 4,302,933
Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014
:
1,000 5.000%, 9/15/34 9/24 at 100.00 1,000,457
1,730 5.250%, 9/15/44 9/24 at 100.00 1,729,750
Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A
:
1,500 (d) 5.750%, 9/15/35 9/25 at 100.00 1,509,506
3,500 (d) 6.000%, 9/15/45 9/25 at 100.00 3,520,612
12,855 (e) Miami-Dade County, Florida, General Obligation Bonds, Public Health
Trust Program Series 2021A, 4.000%, 7/01/50, (UB)
7/31 at 100.00 12,204,142
14,790 (e) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB)
10/31 at 100.00 13,820,999
Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A
:
14,850 (e) 5.000%, 10/01/47, (AMT), (UB) 10/32 at 100.00 15,605,541
2,030 (e) 5.250%, 10/01/52, (AMT), (UB) 10/32 at 100.00 2,146,420
2,000 5.250%, 10/01/52, (AMT) 10/32 at 100.00 2,114,700
Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1
:
11,960 (e) 4.000%, 10/01/46, (AMT), (UB) 10/31 at 100.00 10,990,254
7,935 (e) 4.000%, 10/01/50, (AMT), (UB) 10/31 at 100.00 7,306,338
3,935 (d) Miami-Dade County, Florida, Special Assessment Revenue Bonds, Ojus
Sanitary Sewer Special Benefit Area, Series 2021, 5.100%, 7/01/51
7/31 at 100.00 3,969,331
5,000 (e) Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2018, 4.000%, 7/01/48, (UB)
7/28 at 100.00 4,843,214
9,085 (e) Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2020A, 4.000%, 7/01/49, (UB)
7/30 at 100.00 8,780,545
10,700 (e) Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49, (UB)
10/29 at 100.00 10,307,427
15,995 (e) Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/51, (UB)
10/31 at 100.00 15,289,960
2,395 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53
11/30 at 100.00 2,514,727
Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Infrastrusture Project, Refunding Series
2014B
:
975 5.000%, 5/01/29 7/24 at 100.00 975,352
3,705 5.000%, 5/01/37 7/24 at 100.00 3,705,459
9,770 Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Parking Garage Project, Refunding Series
2014A, 5.000%, 5/01/37
7/24 at 100.00 9,771,211
4,890 (d) Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 3 Series 2024, 6.000%, 5/01/55
5/34 at 100.00 4,936,689
Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2022
:
265 (d) 5.125%, 5/01/32 No Opt. Call 273,652
790 (d) 5.600%, 5/01/42 5/32 at 100.00 818,281
1,310 (d) 5.750%, 5/01/53 5/32 at 100.00 1,351,676

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 2,625 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 5.625%, 11/01/45
11/24 at 100.00 $ 2,630,855
2,645 (d) Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2018, 5.125%, 11/01/48
11/28 at 100.00 2,657,143
870 (c) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38
7/24 at 100.00 330,600
1,590 (c) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/22
No Opt. Call 604,200
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2023
:
1,000 (d) 5.750%, 5/01/43 5/33 at 100.00 1,031,419
2,055 (d) 6.000%, 5/01/54 5/33 at 100.00 2,115,999
1,015 (d) North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 5, Series 2024, 6.000%,
5/01/54
5/34 at 100.00 1,029,960
North Boulevard Community Development District, Haines, Polk County,
Florida, Special Assessment Bonds, Series 2019
:
715 5.500%, 11/01/39 11/30 at 100.00 741,549
1,240 5.625%, 11/01/49 11/30 at 100.00 1,273,095
1,945 (d) North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52
5/32 at 100.00 1,976,838
1,000 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38
5/28 at 100.00 1,012,447
8,025 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%, 5/01/48
5/28 at 100.00 8,024,380
5,000 (d) North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48
5/28 at 100.00 5,002,247
2,000 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2014, 5.000%,
8/01/46
8/24 at 100.00 2,000,171
3,000 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%,
8/01/46
8/27 at 100.00 3,011,768
13,280 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.500%,
8/01/46
8/26 at 100.00 13,427,814
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2018A
:
3,280 5.500%, 8/01/39 8/29 at 100.00 3,402,459
5,730 5.625%, 8/01/49 8/29 at 100.00 5,871,995
3,400 (d) Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds,
Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%,
12/01/49, (AMT)
12/29 at 100.00 2,794,512
1,500 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 4.000%, 6/15/50
6/30 at 100.00 1,264,835
1,185 Orange Blossom Groves Community Development District, Collier
County, Florida, Special Assessment Bonds, 2023 Project, Series 2023,
5.375%, 6/15/53
6/33 at 100.00 1,217,596
2,240 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36
5/26 at 100.00 2,260,016
Osceola Chain Lakes Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018
:

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 855 5.125%, 5/01/38 5/28 at 100.00 $ 868,630
1,130 5.250%, 5/01/48 5/28 at 100.00 1,137,315
2,700 Palermo Community Development District, Florida, Special Assessment
Bonds, 2023 Project, Series 2023, 5.250%, 6/15/53
6/33 at 100.00 2,746,232
17,865 (e) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group, Series
2019, 4.000%, 8/15/49, (UB)
8/29 at 100.00 16,332,231
9,815 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57
6/31 at 100.00 8,947,325
Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2024A
:
4,160 6.125%, 6/01/54 6/34 at 100.00 4,024,210
3,640 6.250%, 6/01/59 6/34 at 100.00 3,529,351
1,250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series 2022,
5.125%, 5/01/51
5/32 at 100.00 1,250,150
1,000 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2023, 5.600%, 5/01/53
5/33 at 100.00 1,025,916
545 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44
11/27 at 100.00 584,468
2,185 Park East Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021, 4.000%, 11/01/51
11/31 at 100.00 1,815,552
1,000 Parker Pointe Community Development District, Miami-Dade County,
Florida, Special Assessment Revenue Bonds, Series 2024, 5.750%,
5/01/54, (WI/DD)
5/34 at 100.00 1,004,589
800 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020, 3.875%, 5/01/40
5/30 at 100.00 671,206
Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023
:
1,500 5.125%, 5/01/43 5/33 at 100.00 1,508,989
3,000 5.400%, 5/01/53 5/33 at 100.00 3,027,029
1,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt
Cancer Center and Research Institute Capital Improvement Series 2023A,
5.000%, 9/01/48 - AGM Insured
3/33 at 100.00 1,059,509
2,000 (d) Peace Creek Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area One Series 2023, 5.375%,
6/15/53
6/33 at 100.00 2,057,924
9,720 (d) Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57
7/24 at 107.00 9,633,824
945 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%,
5/01/37
5/27 at 100.00 972,506
Preserve at South Branch Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018
:
500 5.250%, 11/01/38 11/29 at 100.00 521,172
1,000 5.375%, 11/01/49 11/29 at 100.00 1,020,759
2,190 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45,
(AMT)
7/24 at 100.00 2,190,471

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,000 (d) Ranches at Lake McLeod Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023, 5.500%, 6/15/53
6/33 at 100.00 $ 1,026,272
Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2012
:
1,155 6.125%, 11/01/32 No Opt. Call 1,238,300
1,000 6.875%, 11/01/42 11/32 at 100.00 1,123,205
Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015
:
1,350 5.000%, 11/01/35 11/25 at 100.00 1,359,616
2,270 5.200%, 11/01/45 11/25 at 100.00 2,277,948
725 (d) Regal Village Community Development District, Florida City, Florida,
Capital Improvement Revenue Bonds, Series 2024, 5.500%, 5/01/54
5/34 at 100.00 730,455
7,485 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33
5/25 at 100.00 7,542,890
2,705 (d) Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 5.000%, 11/01/47
11/27 at 100.00 2,716,645
2,530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 2,539,684
Reunion West Community Development District, Osceola County, Florida,
Special Assessment Bonds, Area 5 Project, Series 2019
:
675 4.500%, 5/01/39 5/29 at 100.00 660,182
2,000 4.625%, 5/01/50 5/29 at 100.00 1,865,850
160 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 152,883
1,065 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2022, 4.000%, 5/01/52
5/32 at 100.00 914,394
998 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 998,192
1,360 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 5.000%, 5/01/38
5/28 at 100.00 1,379,400
Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
:
565 5.450%, 5/01/31 5/26 at 100.00 571,619
820 5.600%, 5/01/37 5/26 at 100.00 828,312
1,300 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50
5/30 at 100.00 1,249,558
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
:
1,000 5.875%, 11/01/37 11/27 at 100.00 1,038,752
995 6.000%, 11/01/47 11/27 at 100.00 1,026,355
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
:
2,000 (d) 5.375%, 11/01/38 11/29 at 100.00 2,059,063
3,760 (d) 5.500%, 11/01/49 11/29 at 100.00 3,831,007
1,510 (d) Rolling Oaks Community Development District, Osceola County, Florida,
Special Assessment Bonds, 2022 Assessment Area, Series 2022, 6.500%,
5/01/53
5/33 at 100.00 1,591,708
1,500 Rustic Oaks Community Development District, Florida, Capital
Improvement Revenue Bonds Series 2022, 4.000%, 5/01/52
5/32 at 100.00 1,232,155

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,900 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 7.125%, 11/01/44
11/24 at 100.00 $ 1,913,838
1,700 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 1,719,969
1,250 (d) Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 5.000%, 11/01/47
11/27 at 100.00 1,251,556
1,250 Saint Augustine Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, 2022 Project, Series 2022,
5.500%, 6/15/53
6/33 at 100.00 1,276,543
3,342 (d) Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39)
11/31 at 100.00 2,738,221
1,000 Saltmeadows Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2022,
5.500%, 5/01/53
5/33 at 100.00 1,022,376
3,380 Sandridge Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Phase II Project, Series 2022, 4.300%,
5/01/52
5/32 at 100.00 3,091,242
27,500 (e) Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 4.000%, 7/01/48, (UB)
7/28 at 100.00 26,119,008
15,000 (e) Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2022, 4.000%, 7/01/52, (UB)
7/32 at 100.00 14,388,624
1,980 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2022, 4.000%, 7/01/52
7/32 at 100.00 1,899,298
2,500 (d) Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2023 Project Series 2023, 5.750%,
5/01/53
5/33 at 100.00 2,551,812
1,045 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023,
6.375%, 11/01/53
11/33 at 100.00 1,102,051
2,410 (d) Scenic Terrace North Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2023, 6.125%, 5/01/54
5/33 at 100.00 2,497,001
4,100 (d) Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series
2022, 4.625%, 5/01/53
5/32 at 100.00 3,755,263
1,130 (d) Seaton Creek Reserve Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023, 5.500%, 6/15/53
6/33 at 100.00 1,159,688
1,185 Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023, 5.000%, 6/15/53
6/33 at 100.00 1,188,365
1,140 (d) Seminole Palms Community Development District, Palm Coast, Florida,
Special Assessment Revenue Bonds, 2023 Project Area Series 2023,
5.700%, 5/01/53
5/33 at 100.00 1,171,737
Shell Point Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Refunding Series 2019
:
1,500 (d) 5.250%, 11/01/39 11/29 at 100.00 1,534,121
2,990 (d) 5.375%, 11/01/49 11/29 at 100.00 3,029,486
1,750 Sherwood Manor Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area Two, Series 2023,
5.625%, 5/01/53
5/33 at 100.00 1,802,005
4,000 Shingle Creek Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Assessment Area 2 Series 2019,
5.000%, 5/01/49
5/29 at 100.00 3,978,536

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1A, Series 2018A-1
:
$ 390 (d) 5.250%, 11/01/38 11/28 at 100.00 $ 397,466
580 (d) 5.375%, 11/01/48 11/28 at 100.00 586,744
1,530 (d) Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%,
5/01/49
No Opt. Call 1,582,172
310 (d) Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47
11/27 at 100.00 313,916
1,980 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015,
5.000%, 5/01/38
7/24 at 101.00 2,000,403
3,945 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A,
5.250%, 11/01/48
11/27 at 100.00 3,985,407
1,500 (d) Six Mile Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, 2023 Project Area Series
2023, 5.700%, 5/01/54
5/33 at 100.00 1,546,033
Solterra Resort Community Development District, Polk County, Florida,
Special Assessment Bonds, Series 2018
:
995 5.250%, 5/01/39 5/31 at 100.00 1,016,480
2,925 5.375%, 5/01/49 5/31 at 100.00 2,972,805
1,405 (d) Somerset Bay Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series
2024, 5.900%, 5/01/54
5/34 at 100.00 1,414,443
1,000 (d) Sorrento Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023, 5.500%, 5/01/53
5/33 at 100.00 1,024,513
15,000 (e) South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44, (UB)
5/26 at 100.00 14,391,495
5,000 (e) South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Series 2018, 4.000%, 5/01/48,
(UB)
5/28 at 100.00 4,780,387
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
:
45 5.000%, 5/01/29 5/27 at 100.00 45,976
780 5.375%, 5/01/37 5/27 at 100.00 795,505
2,740 5.625%, 5/01/47 5/27 at 100.00 2,780,801
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
:
1,510 5.000%, 5/01/38 5/28 at 100.00 1,529,421
3,750 5.375%, 5/01/49 5/28 at 100.00 3,786,836
8,250 South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017, 5.000%, 8/01/47 - BAM Insured
8/27 at 100.00 8,430,795
South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2
:
400 4.875%, 5/01/35 5/26 at 100.00 402,744
100 5.000%, 5/01/38 5/26 at 100.00 100,636
2,015 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34
7/24 at 100.50 2,026,410
930 Southshore Bay Community Development District, Hillsborough County,
Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series
2024, 5.625%, 5/01/54
11/34 at 100.00 930,000

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019
:
$ 1,000 5.000%, 5/01/39 5/29 at 100.00 $ 1,013,917
1,250 5.250%, 5/01/49 5/29 at 100.00 1,259,661
Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014
:
2,125 5.125%, 11/01/34 11/24 at 100.00 2,129,799
3,265 5.500%, 11/01/44 11/24 at 100.00 3,271,127
Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area Two Project, Series 2017
:
1,525 (d) 5.125%, 11/01/37 11/27 at 100.00 1,547,501
2,995 (d) 5.250%, 11/01/47 11/27 at 100.00 3,012,038
2,400 State of Florida, Board of Governors, Florida Polytechnic University,
Florida, Dormitory Revenue Bonds, Series 2023A, 4.250%, 7/01/39 - BAM
Insured
7/33 at 100.00 2,433,967
2,195 Stonegate Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34
7/24 at 100.00 2,196,205
1,000 Stonegate Preserve Community Development District, Florida, Manatee
County, Special Assessment Revenue Bonds, 2023 Project Area Series
2023, 6.125%, 12/15/53
12/33 at 100.00 1,049,329
885 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
3, 5.875%, 11/01/29
7/24 at 101.00 894,579
800 (d) Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series 2022,
6.375%, 11/01/52
11/42 at 100.00 874,767
1,000 (d) Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, 2023
Assessment Area Series 2023, 5.500%, 6/15/53
6/33 at 100.00 1,051,337
3,945 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 5.500%, 11/01/44
11/29 at 100.00 4,121,716
1,075 (d) Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.375%, 6/15/52
6/32 at 100.00 1,089,896
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1
:
500 (d) 5.250%, 11/01/38 11/28 at 100.00 510,975
1,320 (d) 5.375%, 11/01/48 11/28 at 100.00 1,335,348
1,561 Summit At Fern Hill Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/46
5/27 at 100.00 1,564,058
1,000 (d) Summit View Community Development District, Dade City, Florida,
Special Assessment Area Two Revenue Bonds, Series 2024, 6.000%,
5/01/54
5/34 at 100.00 1,007,359
1,795 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021A, 5.000%, 5/01/52
No Opt. Call 1,699,487
295 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call 285,203
Sunbridge Stewardship District, Florida, Special Assessment Revenue
Bonds, Weslyn Park Project, Series 2022
:
1,000 (d) 5.200%, 5/01/42 5/32 at 100.00 1,012,574
2,000 (d) 5.350%, 5/01/52 5/32 at 100.00 2,016,121

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 11,540 (e) Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 5.000%, 11/15/46, (UB)
5/26 at 100.00 $ 11,666,311
1,500 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 4.000%, 7/01/45
7/30 at 100.00 1,439,000
1,815 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 1,815,502
2,000 Terreno Community Development District, Collier County, Florida, Special
Assessment Bonds, Series 2023, 5.250%, 5/01/53
5/33 at 100.00 2,018,129
5,255 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 4,961,636
4,170 (d) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36
7/24 at 100.00 4,075,004
Timber Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
995 (d) 5.000%, 11/01/38 11/32 at 100.00 1,017,857
1,250 (d) 5.000%, 11/01/48 11/32 at 100.00 1,248,168
1,075 Tohoqua Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2018, 4.800%, 5/01/48
5/28 at 100.00 1,038,948
Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018
:
580 (d) 4.850%, 5/01/38 5/28 at 100.00 583,230
975 (d) 5.000%, 5/01/48 5/28 at 100.00 974,954
4,795 (d) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40
5/28 at 100.00 4,936,322
18,550 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
7/24 at 100.00 18,146,875
23,470 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
7/24 at 100.00 235
8,035 (d),(e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured, (UB)
5/32 at 100.00 8,125,503
2,265 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39
5/28 at 100.00 2,299,564
3,225 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44
11/26 at 102.00 3,373,597
280 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018, 5.375%, 5/01/38
5/29 at 100.00 289,117
Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3A Project, Series 2018
:
1,265 5.375%, 5/01/38 5/29 at 100.00 1,306,157
2,595 5.500%, 5/01/49 5/29 at 100.00 2,648,346
1,755 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 1,636,532
825 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.375%, 11/01/36
11/28 at 100.00 871,100
705 (d) Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project,
Series 2018, 5.250%, 11/01/39
11/30 at 100.00 741,130
750 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 - AGM
Insured
11/32 at 100.00 834,087

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2018
:
$ 1,100 5.375%, 5/01/38 5/28 at 100.00 $ 1,122,441
3,355 5.500%, 5/01/49 5/28 at 100.00 3,397,019
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C,
Series 2018
:
1,400 5.000%, 11/01/39 11/29 at 100.00 1,419,952
2,500 5.125%, 11/01/49 11/29 at 100.00 2,505,248
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015
:
275 5.000%, 11/01/36 11/25 at 100.00 276,675
555 5.125%, 11/01/45 11/25 at 100.00 556,278
2,435 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%,
11/01/45
11/28 at 100.00 2,493,971
9,595 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
6.375%, 11/01/47
11/31 at 100.00 10,118,769
1,975 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2,
6.375%, 11/01/47
11/31 at 100.00 2,082,811
1,000 (d) Twisted Oaks Pointe Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project Series 2023,
5.625%, 5/01/53
5/33 at 100.00 1,019,782
1,000 (d) Twisted Oaks Pointe Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project Series 2023,
6.125%, 5/01/54
5/33 at 100.00 1,037,931
610 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-
2, 4.750%, 5/01/37
5/26 at 100.00 611,340
7,000 (d) Two Rivers East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, 2023 Project Series 2023, 5.875%,
5/01/53
5/33 at 100.00 7,186,031
1,540 (d) Two Rivers North Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022, 5.125%, 5/01/42
5/32 at 100.00 1,555,459
5,000 (d) Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022, 6.250%, 5/01/53
5/33 at 100.00 5,222,859
1,500 (d) Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2024 Project, Series 2024, 5.875%, 5/01/54
5/34 at 100.00 1,508,865
255 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 260,473
1,980 (d) Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.500%, 11/01/47
11/28 at 100.00 2,017,891
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-1
:
1,470 (d) 5.000%, 11/01/39 11/29 at 100.00 1,490,949
2,615 (d) 5.125%, 11/01/49 11/29 at 100.00 2,622,668
835 (d) Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49
No Opt. Call 849,422

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,525 (d) Varrea South Community Development District, Plant City, Florida, Capital
Improvement Revenue Bonds, 2023 Assessment Area Series 2023,
5.400%, 5/01/53
5/33 at 100.00 $ 1,564,732
3,000 (d) V-Dana Community Development District, Lee County, Florida, Special
Assessment Bonds, Area 2 - 2023 Project, Series 2023, 5.500%, 5/01/54
5/33 at 100.00 3,073,539
1,055 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 1,139,604
1,000 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area 5 Phase 2 Veranda Estates Project,
Refunding Series 2024, 5.625%, 5/01/54
5/34 at 100.00 1,014,621
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area One-Gardens East Project, Series
2018A
:
1,055 5.000%, 11/01/39 11/29 at 100.00 1,070,646
915 5.000%, 11/01/39 11/29 at 100.00 928,569
1,725 5.125%, 11/01/49 11/29 at 100.00 1,729,317
1,500 5.125%, 11/01/49 11/29 at 100.00 1,503,754
4,050 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33
7/24 at 100.00 4,051,778
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017
:
1,640 4.750%, 11/01/38 11/27 at 100.00 1,642,204
2,200 5.000%, 11/01/48 11/27 at 100.00 2,186,224
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017
:
1,295 4.750%, 11/01/38 11/27 at 100.00 1,296,740
1,795 5.000%, 11/01/48 11/27 at 100.00 1,783,760
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017
:
895 5.000%, 11/01/38 11/27 at 100.00 905,497
1,410 5.125%, 11/01/48 11/27 at 100.00 1,413,344
Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022
:
1,140 6.450%, 11/01/42 11/32 at 100.00 1,217,007
1,500 6.625%, 11/01/52 11/32 at 100.00 1,604,729
1,195 (d) Verano 4 Community Development District, Florida, Special Assessment
Revenue Bonds, Arbor Creek Phase One Assessment Area Series 2023,
5.625%, 5/01/53
5/33 at 100.00 1,236,930
3,725 (d) Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 5.250%, 5/01/54
5/31 at 100.00 3,831,647
2,875 (d) Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2022, 5.250%,
5/01/53
5/32 at 100.00 2,897,884
1,310 (d) Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 5 Project, Series 2023, 5.750%, 5/01/53
5/33 at 100.00 1,344,539
1,000 (d) Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 6 Project, Series 2024, 5.750%, 5/01/54
5/34 at 100.00 1,021,754
1,790 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50
5/29 at 100.00 1,721,448
825 Waterford Community Development District, Hernando County, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2023,
5.600%, 5/01/53
5/33 at 100.00 845,722

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Waterset Central Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
$ 1,925 (d) 5.125%, 11/01/38 11/28 at 100.00 $ 1,957,823
4,000 (d) 5.250%, 11/01/49 11/28 at 100.00 4,025,861
Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
1,920 5.125%, 11/01/35 11/24 at 100.00 1,924,081
1,470 5.250%, 5/01/39 5/27 at 100.00 1,489,183
1,340 (d) Wellness Ridge Community Development District, Lake County, Florida,
Special Assessment Revenue Bonds, Area One Series 2023, 5.375%,
6/15/53
6/33 at 100.00 1,376,859
1,270 (d) West Hillcrest Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 5.500%, 6/15/53
6/33 at 100.00 1,306,951
2,400 West Port Community Developement District, Charlotte County, Florida,
Special Assessment Bonds, Assessment Area 1- 2021 Project, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 2,003,914
710 (d) West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%,
5/01/50
5/29 at 100.00 704,859
3,000 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 8 Master Infrastructure, Series 2022, 5.500%,
5/01/53
5/33 at 100.00 3,074,047
2,500 (d) West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 9 Series 2023, 5.625%, 5/01/53
5/33 at 100.00 2,583,658
1,500 (d) West Villages Improvement District, North Port, Florida, Capital
Improvement Revenue Bonds, Unit of Development 10 Assessment Area
1, Series 2024, 5.625%, 5/01/54
5/34 at 100.00 1,504,927
Westside Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area,
Series 2018
:
455 (d) 5.000%, 5/01/38 5/28 at 100.00 462,367
575 (d) 5.200%, 5/01/48 5/28 at 100.00 579,701
1,000 (d) Westside Haines City Community Development District, Polk County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2024, 6.000%,
5/01/54
5/34 at 100.00 1,015,518
Westview North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
:
750 (d) 5.750%, 6/15/42 6/32 at 100.00 781,533
1,500 (d) 6.000%, 6/15/52 6/32 at 100.00 1,561,471
3,525 (d) Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 1 Project
Series 2023, 5.600%, 5/01/53
5/33 at 100.00 3,594,899
1,000 Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 2 Series
2023, 5.625%, 5/01/53
5/33 at 100.00 1,025,446
2,580 (d) Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 2,517,349
1,380 (d) Willowbrook Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project Series 2024,
5.900%, 5/01/55
5/34 at 100.00 1,389,447
Willows Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
1,500 5.000%, 5/01/39 5/29 at 100.00 1,519,582

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 3,000 5.200%, 5/01/50 5/29 at 100.00 $ 3,011,941
1,250 (d) Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2023,
5.625%, 5/01/53
5/33 at 100.00 1,285,809
1,870 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series
2015, 5.000%, 11/01/45
11/26 at 100.00 1,872,595
1,000 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 990,354
220 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call 217,215
Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2014
:
300 5.375%, 5/01/35 5/25 at 100.00 302,348
2,365 5.625%, 5/01/45 5/25 at 100.00 2,377,505
1,700 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 5.000%, 5/01/47
5/26 at 100.00 1,693,005
1,000 Woodcreek Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022,
6.000%, 5/01/53
5/33 at 100.00 1,054,346
Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016
:
510 5.125%, 5/01/36 5/28 at 100.00 519,818
925 5.500%, 5/01/46 5/28 at 100.00 939,273
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2019
:
1,490 (d) 5.500%, 11/01/39 11/30 at 100.00 1,545,981
2,565 (d) 5.625%, 11/01/49 11/30 at 100.00 2,633,459
TOTAL FLORIDA 2,334,964,411
GEORGIA - 2.3%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
500 (c) 6.500%, 1/01/29 1/28 at 100.00 225,000
24,900 (c) 6.750%, 1/01/35 1/28 at 100.00 11,205,000
33,710 (c) 7.000%, 1/01/40 1/28 at 100.00 15,169,500
1,290 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%,
11/01/48
7/24 at 100.00 974,570
8,810 (e) Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%,
7/01/49, (AMT), (UB)
7/29 at 100.00 8,281,144
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
3,600 (e) 5.250%, 7/01/42, (AMT), (UB) 7/33 at 100.00 3,944,924
4,650 (e) 5.250%, 7/01/43, (AMT), (UB) 7/33 at 100.00 5,073,147
25,665 (e) Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49, (UB)
7/29 at 100.00 24,804,920
420 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 383,663
5,510 (e) Classic Center Authority, Clarke County, Georgia, Revenue Bonds, Classic
Center Arena Project Series 2021, 3.000%, 5/01/61
5/32 at 100.00 3,932,866

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
GEORGIA (continued)
$ 5,515 (e) Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/47, (UB)
4/27 at 100.00 $ 5,587,293
3,945 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023A, 5.000%,
4/01/53 - AGM Insured
4/33 at 100.00 4,116,405
3,500 (e) Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.750%,
4/01/53, (UB)
4/33 at 100.00 3,913,805
6,030 (e) Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 2017, 4.000%, 8/15/48, (UB)
2/28 at 100.00 5,837,974
Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A
:
10,000 (e) 5.000%, 4/01/47, (UB) 4/27 at 100.00 10,138,836
5,650 5.000%, 4/01/47 4/27 at 100.00 5,728,442
7,785 (e) 4.000%, 4/01/50, (UB) 4/30 at 100.00 7,394,803
Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A
:
11,900 (e) 4.000%, 1/01/59 - AGM Insured, (UB) 7/28 at 100.00 11,026,964
25,395 (e) 5.000%, 1/01/63, (UB) 7/28 at 100.00 25,877,241
Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017
:
1,840 (d) 5.875%, 6/15/47 6/27 at 100.00 1,886,722
1,550 (d) 6.000%, 6/15/52 6/27 at 100.00 1,589,916
34,665 (e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/49, (UB)
No Opt. Call 37,264,816
12,750 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 12,588,859
12,500 (e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2024A-1, 5.000%, 5/01/54, (Mandatory Put 9/01/31), (UB)
6/31 at 100.23 13,280,477
5,765 (e) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60, (UB)
7/25 at 100.00 5,772,440
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A
:
11,600 (e) 4.000%, 1/01/49 - BAM Insured, (UB) 7/28 at 100.00 11,284,844
56,015 (e) 5.000%, 1/01/49 - BAM Insured, (UB) 7/28 at 100.00 57,715,363
1,300 5.000%, 1/01/49 7/28 at 100.00 1,334,163
28,170 (e) 5.000%, 1/01/59, (UB) 7/28 at 100.00 28,715,267
11,200 (e) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2023A, 5.000%, 7/01/64 - AGM Insured, (UB)
1/33 at 100.00 11,740,102
15,280 (e) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2022A, 4.500%, 7/01/63, (UB)
7/32 at 100.00 15,096,519
11,650 (e) Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2019A, 4.000%, 1/01/49 - BAM Insured, (UB)
1/29 at 100.00 11,333,486
2,000 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A, 5.000%, 1/01/59
7/28 at 100.00 2,019,021
15,220 (e) Walton Industrial Building Authority, Georgia, Revenue Bonds, Walton
County Jail Facility Project, Series 2021, 4.000%, 2/01/52, (UB)
2/32 at 100.00 14,724,391
3,330 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.250%, 10/01/49
10/26 at 103.00 2,924,783
TOTAL GEORGIA 382,887,666

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HAWAII - 0.1%
$ 3,530 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community Facilities
District 1-2021, Kaloko Heights Project, Series 2023, 7.250%, 5/15/52
5/33 at 100.00 $ 3,550,569
1,565 (d) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45
1/25 at 100.00 1,393,636
Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University Project, Refunding Series 2024
:
2,000 (d) 5.000%, 7/01/39 7/34 at 100.00 2,007,813
2,965 (d) 5.125%, 7/01/43 7/34 at 100.00 2,920,778
16,795 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT)
3/27 at 100.00 11,190,194
TOTAL HAWAII 21,062,990
IDAHO - 0.2%
5,901 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise, and Gem
Counties, Idaho, Special Assessment Revenue Bonds, Assessment Area 5
Series 2024, 5.875%, 9/01/53
6/29 at 103.00 6,109,849
3,220 Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special
Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40
7/24 at 100.00 3,224,416
955 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Compass Public Charter School, Inc. Project, Series 2018A,
6.000%, 7/01/49
7/28 at 100.00 978,814
4,040 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56
7/26 at 103.00 3,427,580
715 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Taxable Series 2021B, 5.750%, 7/15/31
7/26 at 103.00 648,001
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A
:
680 (d) 4.500%, 7/01/30 7/25 at 100.00 655,734
2,270 (d) 5.000%, 7/01/40 7/25 at 100.00 2,082,325
6,040 (d) 5.250%, 7/01/55 7/25 at 100.00 5,329,023
275 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27
7/25 at 100.00 263,528
2,220 (d) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56
11/25 at 100.00 1,612,257
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Xavier Charter School, Inc. Project, Series 2015A
:
975 5.000%, 6/01/35 6/25 at 100.00 980,388
2,380 5.000%, 6/01/44 6/25 at 100.00 2,381,587
2,570 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 2,666,161
TOTAL IDAHO 30,359,663
ILLINOIS - 8.8%
5,610 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
7/24 at 100.00 5,445,482
1,821 (c) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/26
12/23 at 100.00 1,821,237
5,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 5,043,186

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 4,275 Central Illinois Economic Development Authority, Illinois, Multifamily
Housing Revenue Bonds, Huntington Ridge Apartments Project, Series
2014, 5.000%, 8/01/30
8/24 at 100.00 $ 4,049,262
111,670 (e) Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46, (UB)
4/27 at 100.00 117,007,815
7,500 (e) Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/46, (UB)
4/28 at 100.00 7,656,574
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
5,550 (e) 5.000%, 4/01/45, (UB) 4/33 at 100.00 5,905,412
11,825 (e) 5.750%, 4/01/48, (UB) 4/33 at 100.00 13,173,006
15,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
7/24 at 100.00 14,999,013
3,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 3,000,698
16,800 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42
12/27 at 100.00 18,202,939
1,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34
12/27 at 100.00 1,273,935
6,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46
12/27 at 100.00 6,517,924
255,480 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 263,783,049
42,670 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 45,982,173
8,750 (e) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2017, 5.000%, 12/01/46, (UB)
12/26 at 100.00 8,863,448
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
8,445 (e) 4.000%, 12/01/50 - BAM Insured, (UB) 12/29 at 100.00 8,009,719
6,905 (e) 4.000%, 12/01/55 - BAM Insured, (UB) 12/29 at 100.00 6,519,831
6,500 (e) 5.000%, 12/01/55, (UB) 12/29 at 100.00 6,665,058
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A
:
21,000 (e) 5.000%, 12/01/46 - BAM Insured, (UB) 12/31 at 100.00 22,239,542
2,375 (e) 5.000%, 12/01/52, (UB) 12/31 at 100.00 2,465,289
6,195 (e) 5.000%, 12/01/57, (UB) 12/31 at 100.00 6,389,753
79,940 (e) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.000%, 12/01/44 - BAM Insured, (UB)
12/24 at 100.00 80,134,742
555 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
7/24 at 100.00 554,507
3,774 (c) Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26
7/24 at 100.00 2,755,037
3,421 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
7/24 at 100.00 3,421,609
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A
:
4,000 5.000%, 1/01/39 1/29 at 100.00 4,121,760
7,000 (e) 4.000%, 1/01/43, (UB) 1/29 at 100.00 6,791,165
23,750 (e) 5.000%, 1/01/48, (UB) 1/29 at 100.00 24,037,263
9,000 (e) 4.375%, 1/01/53, (UB) 1/29 at 100.00 8,656,435

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 4,500 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 $ 4,501,850
5,000 (e) Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52, (UB)
1/27 at 100.00 5,029,108
5,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52
1/27 at 100.00 5,029,107
2,345 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/53
1/29 at 100.00 2,410,819
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A
:
10,000 (e) 4.500%, 1/01/48, (UB) 1/31 at 100.00 10,000,745
9,000 (e) 4.625%, 1/01/53, (UB) 1/31 at 100.00 9,003,902
25,000 (e) 5.250%, 1/01/53, (UB) 1/31 at 100.00 26,222,853
12,990 5.250%, 1/01/53 1/31 at 100.00 13,625,394
13,475 (e) 5.000%, 1/01/55, (UB) 1/32 at 100.00 13,894,495
1,490 5.000%, 1/01/55 1/32 at 100.00 1,536,386
6,000 (e) Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/43, (UB)
1/30 at 100.00 6,327,770
2,500 (e) Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
Program, Series 2002B, 5.500%, 1/01/37, (UB)
1/25 at 100.00 2,511,665
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A
:
5,000 (e) 5.625%, 1/01/30, (UB) 1/27 at 100.00 5,187,610
87,600 (e) 6.000%, 1/01/38, (UB) 1/27 at 100.00 91,158,277
2,740 (e),(h) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2003B, 5.250%, 1/01/28, (Pre-refunded 1/01/25), (UB)
1/25 at 100.00 2,762,781
Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D
:
5,000 (e) 5.500%, 1/01/33, (UB) 1/25 at 100.00 5,032,217
6,850 (e) 5.500%, 1/01/37, (UB) 1/25 at 100.00 6,881,961
10,815 (e) 5.500%, 1/01/40, (UB) 1/25 at 100.00 10,845,293
3,365 (e) Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/35, (UB)
1/26 at 100.00 3,391,519
310 Chicago, Illinois, General Obligation Bonds, Series 2014A, 5.250%,
1/01/32
7/24 at 100.00 310,209
Chicago, Illinois, General Obligation Bonds, Series 2015A
:
3,900 (e) 5.500%, 1/01/35, (UB) 1/25 at 100.00 3,922,666
4,775 (e) 5.500%, 1/01/39, (UB) 1/25 at 100.00 4,790,528
1,795 (e) Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB)
1/29 at 100.00 1,833,394
8,110 (e) Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42, (UB)
1/25 at 100.00 8,128,240
Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A
:
7,200 (e) 5.250%, 1/01/58 - AGM Insured, (UB) 7/33 at 100.00 7,752,681
7,000 5.500%, 1/01/62 - AGM Insured 7/33 at 100.00 7,661,784
9,435 (e) Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B, 4.000%, 11/01/40 - AGM Insured, (UB)
5/32 at 100.00 9,318,367
8,650 (e) Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A,
5.500%, 11/01/62 - AGM Insured, (UB)
5/33 at 100.00 9,468,058
Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series
2016A
:
11,295 (c),(d) 6.250%, 11/01/36 11/26 at 100.00 10,420,471

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 13,325 (c),(d) 6.375%, 11/01/46 11/26 at 100.00 $ 11,344,111
600 (c),(d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable
Series 2016B, 10.000%, 11/01/24
No Opt. Call 595,083
46,000 (e) Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB)
11/28 at 100.00 44,202,789
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
4,055 (d) 5.000%, 7/01/51 7/31 at 100.00 3,061,414
4,420 (d) 5.000%, 7/01/56 7/31 at 100.00 3,257,237
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A
:
845 (d) 5.750%, 12/01/35 12/25 at 100.00 856,175
4,475 (d) 6.000%, 12/01/45 12/25 at 100.00 4,521,228
Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017
:
4,500 5.250%, 5/15/42 7/24 at 103.00 3,829,821
1,800 5.250%, 5/15/54 7/24 at 103.00 1,398,278
27,150 5.500%, 5/15/54 7/24 at 103.00 21,931,827
12,990 (e) Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2014, 4.000%, 8/01/38, (UB)
8/24 at 100.00 12,964,146
17,295 (e) Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2015, 4.125%, 5/01/45, (UB)
5/25 at 100.00 16,764,555
6,000 (e) Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39,
(UB)
8/27 at 100.00 5,950,674
2,455 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/36, (UB)
2/27 at 100.00 2,440,267
5,190 Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series
2007, 5.375%, 11/15/39
7/24 at 100.00 5,128,210
2,000 (d) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53
8/33 at 100.00 2,121,747
Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
:
1,300 5.000%, 3/01/47 9/32 at 100.00 1,219,224
1,200 5.000%, 3/01/52 9/32 at 100.00 1,099,186
1,500 Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University,
Refunding Series 2016, 3.000%, 9/01/30
9/26 at 100.00 1,391,718
6,000 (e) Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020A, 4.000%, 5/15/50, (UB)
11/30 at 100.00 5,546,964
3,735 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University, Refunding
Series 2020A, 5.000%, 4/01/50
4/25 at 100.00 3,166,028
2,600 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018A, 6.125%, 4/01/58
10/28 at 100.50 2,532,828
Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A
:
5,150 (d) 6.125%, 4/01/49 10/28 at 100.50 5,126,659
33,605 (d) 6.125%, 4/01/58 10/28 at 100.50 32,736,802
6,500 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 6,191,033
25,000 (e) Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41, (UB)
2/27 at 100.00 24,530,735

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 3,035 Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series
2013, 5.250%, 2/15/40
7/24 at 100.00 $ 2,912,949
5,735 Illinois Housing Development Authority, Revenue Bonds, Social Series
2024C, 4.850%, 4/01/49
10/32 at 100.00 5,813,147
1,300 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/41
1/26 at 100.00 1,312,034
14,600 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/42
3/32 at 100.00 16,169,890
Illinois State, General Obligation Bonds, May Series 2014
:
7,625 (e) 5.000%, 5/01/33, (UB) 5/24 at 100.00 7,628,874
100 5.000%, 5/01/36 7/24 at 100.00 100,020
10,285 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 11,176,124
14,250 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/39
10/32 at 100.00 16,060,401
6,665 (d),(e) Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-
XF1010, 6.262%, 2/01/39 - AGM Insured, (IF)
2/24 at 100.00 6,678,154
1,200 Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation
Series 2015, 6.500%, 12/01/35
12/26 at 100.00 1,241,883
2,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 2,067,770
8,715 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/41 - AGM Insured
No Opt. Call 4,119,208
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
7,360 (e) 5.000%, 6/15/53, (UB) 12/25 at 100.00 7,401,114
5,000 (e) 5.500%, 6/15/53, (UB) 12/25 at 100.00 5,062,731
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A
:
10,000 0.000%, 12/15/56 - AGM Insured No Opt. Call 2,054,353
13,000 (e) 5.000%, 6/15/57, (UB) 12/27 at 100.00 13,219,649
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
5,000 (f) 0.000%, 12/15/47 6/38 at 100.00 3,562,968
19,140 0.000%, 12/15/54 No Opt. Call 3,988,906
6,980 0.000%, 12/15/54 - BAM Insured No Opt. Call 1,590,256
53,700 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured, (UB)
No Opt. Call 21,838,378
6,270 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured
No Opt. Call 2,549,844
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
28,930 (e) 0.000%, 12/15/37 - NPFG Insured No Opt. Call 16,469,132
6,000 0.000%, 12/15/40 - AGM Insured No Opt. Call 2,988,508
155 0.000%, 6/15/41 - NPFG Insured No Opt. Call 73,012
2,260 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 2,149,597
2,245 (d) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34
7/24 at 100.00 2,231,139

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 0 (i) Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project
Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24
No Opt. Call $ 99
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Series 2018A
:
7,400 (e) 4.000%, 1/01/48 - BAM Insured, (UB) 1/28 at 100.00 7,022,569
24,280 (e) 5.000%, 1/01/48, (UB) 1/28 at 100.00 24,867,513
10,800 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series 2012,
5.750%, 8/01/42, (AMT)
7/24 at 100.00 10,804,231
3,370 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Elgin Math & Science Academy Charter School, Series
2023A, 5.875%, 3/01/58
3/30 at 100.00 3,458,530
1,000 (d) Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%,
1/01/55
1/27 at 100.00 957,789
1,188 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series
2017, 5.500%, 3/01/47
3/25 at 100.00 1,188,389
1,047 Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain
Square, Series 2005, 6.125%, 3/01/30
7/24 at 100.00 1,047,554
3,695 (c) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
7/24 at 100.00 1,551,900
2,021 (c) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
7/24 at 100.00 2,020,714
1,879 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100
Raintree Village Project, Series 2013, 5.000%, 3/01/33
7/24 at 100.00 1,808,588
3,630 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
7/24 at 100.00 3,611,008
TOTAL ILLINOIS 1,437,154,677
INDIANA - 1.5%
2,500 (d) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at
the Wigwam Project, Series 2020A, 5.375%, 1/01/40
1/27 at 102.00 2,075,976
7,045 (d) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.625%, 1/01/38
7/24 at 105.00 6,107,953
Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017
:
410 5.125%, 1/01/32 7/24 at 104.00 367,055
4,465 5.350%, 1/01/38 7/24 at 104.00 3,766,088
4,500 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 4,275,878
45 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25
No Opt. Call 44,183
1,595 (d),(e) Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 7.344%, 4/01/30 -
AMBAC Insured, (IF)
No Opt. Call 2,108,719
Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A
:
3,750 6.000%, 3/01/33 7/24 at 100.00 3,750,556
7,355 6.250%, 3/01/43 7/24 at 100.00 7,057,376
2,465 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.375%, 7/01/47
7/27 at 100.00 2,483,066

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
INDIANA (continued)
$ 3,050 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/55
12/27 at 103.00 $ 2,506,564
240 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Taxable Series 2021B, 5.000%, 12/01/27
No Opt. Call 228,174
4,370 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 4,470,620
Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016
:
2,170 (d) 7.000%, 12/01/34 12/24 at 100.00 2,188,264
5,640 (d) 7.250%, 12/01/44 12/24 at 100.00 5,680,837
4,860 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds, Rock
Creek Community Academy Project, Series 2018A, 6.125%, 7/01/48
7/28 at 100.00 4,905,337
Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A
:
625 5.000%, 6/01/51 6/31 at 100.00 543,513
550 5.000%, 6/01/56 6/31 at 100.00 477,075
10,500 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55
12/27 at 103.00 8,800,819
21,355 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
7/24 at 100.00 21,362,180
8,915 (e) Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016A, 5.000%, 11/01/51, (UB)
11/25 at 100.00 8,972,767
45,000 (e) Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53,
(UB)
10/33 at 100.00 47,920,540
16,500 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53
10/33 at 100.00 17,570,865
10,400 (e) Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49,
(UB)
12/29 at 100.00 10,049,240
36,975 (e) Indiana Finance Authority, Indiana, Health Facilities Project Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017A,
5.000%, 8/15/51, (UB)
8/27 at 100.00 37,244,500
4,500 Indiana Finance Authority, Indiana, Health Facilities Project Revenue
Bonds, Margaret Mary Health Project, Series 2024A, 5.750%, 3/01/54
3/34 at 100.00 4,817,790
2,610 (e) Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A-1, 4.650%, 7/01/49, (UB)
1/33 at 100.00 2,610,294
7,510 (e) Indianapolis Local Public Improvement Bond Bank, Indiana, Circle City
Forward Phase II Project Revenue Bonds, Series 2023B, 4.125%, 2/01/52,
(UB)
8/33 at 100.00 7,325,433
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
3,700 6.000%, 3/01/53 3/33 at 100.00 4,067,316
2,400 6.125%, 3/01/57 3/33 at 100.00 2,638,075
4,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
7/24 at 102.00 3,627,290
1,660 Northern Indiana Commuter Transportation District, Indiana, Limited
Obligation Revenue Bonds, Series 2024, 5.000%, 1/01/54
7/34 at 100.00 1,765,272
1,600 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
7/24 at 100.00 1,614,472
1,500 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
7/24 at 100.00 1,502,749

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
INDIANA (continued)
$ 12,913 (c) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT)
No Opt. Call $ 129
130 (c) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%,
12/01/28
No Opt. Call 1
Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017
:
390 5.100%, 1/01/32 7/24 at 104.00 348,587
4,560 5.350%, 1/01/38 7/24 at 104.00 3,846,217
5,100 (d) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Refunding Series 2024, 5.000%, 1/01/54, (AMT)
1/34 at 100.00 5,291,372
TOTAL INDIANA 244,413,142
IOWA - 0.6%
48,975 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
7/24 at 100.00 48,737,868
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
16,000 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 16,910,352
13,505 (e) 5.000%, 12/01/50 12/29 at 103.00 14,322,861
16,000 (e) Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2023E, 4.950%, 7/01/53, (UB)
7/32 at 100.00 16,320,458
10,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2024C, 4.650%, 7/01/49
7/33 at 100.00 9,958,430
TOTAL IOWA 106,249,969
KANSAS - 0.2%
4,205 (e) Kansas State Development Finance Authority, Facilities Revenue Bonds,
K-State Athletics Incorporated Project Series 2023C, 4.250%, 7/01/42, (UB)
7/31 at 100.00 4,206,599
Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special
Obligation Series 2006
:
2,540 (c) 1.000%, 3/01/26 7/24 at 100.00 1,016,048
531 (c) 1.000%, 3/01/28 No Opt. Call 212,562
1,969 (c) Olathe, Kansas, Transportation Development District Sales Tax Revenue
Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28
8/22 at 100.00 275,636
2,300 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34
7/24 at 100.00 1,035,000
Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012
:
4,111 (c) 4.375%, 12/15/24 12/23 at 100.00 3,494,144
5,000 (c) 5.250%, 12/15/29 7/24 at 100.00 2,500,000
10,955 (c) 6.000%, 12/15/32 7/24 at 100.00 2,738,750
10,755 (e) University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2019A, 5.000%, 9/01/48, (UB)
3/29 at 100.00 11,023,767
Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015
:
1,000 5.750%, 9/01/32 9/25 at 100.00 942,214
10,845 6.000%, 9/01/35 9/25 at 100.00 9,745,768
TOTAL KANSAS 37,190,488

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
KENTUCKY - 0.3%
$ 2,905 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 $ 2,613,473
4,580 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 4,523,474
3,535 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr Highland
Project Series 2020B, 5.500%, 9/01/50
9/30 at 100.00 3,303,174
945 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated
Group, Series 2021, 5.000%, 7/01/50
7/29 at 102.00 746,502
2,500 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015,
5.750%, 11/15/45
11/25 at 100.00 2,266,129
3,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 3,090,406
2,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 2,001,831
4,975 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 4,225,710
7,500 (e) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024A-1, 5.250%, 4/01/54, (Mandatory Put 2/01/32),
(UB)
11/31 at 100.18 8,102,203
9,465 (e) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2024A-1, 5.000%, 5/01/55, (Mandatory Put 7/01/30), (UB)
4/30 at 100.17 9,926,595
5,745 (d) Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52
12/32 at 100.00 5,591,808
1,400 (d) Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52
12/32 at 100.00 1,363,623
TOTAL KENTUCKY 47,754,928
LOUISIANA - 0.8%
31,960 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/24 at 100.00 31,974,005
4,350 (d) Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48
6/28 at 100.00 4,376,626
1,010 (d) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37
11/28 at 100.00 1,078,328
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018
:
1,645 (d) 5.375%, 11/01/38 11/28 at 100.00 1,719,316
1,390 (d) 5.500%, 11/01/39 11/28 at 100.00 1,467,024
4,000 (d) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Student Housing Revenue Bonds,
Provident Group - ULM Properties LLC-University of Louisiana at Monroe
Project, Series 2019A, 5.000%, 7/01/54
7/29 at 100.00 3,583,979
10,000 (d) Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 6.250%, 2/01/47
2/27 at 100.00 9,506,998

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LOUISIANA (continued)
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A
:
$ 3,315 (d) 5.000%, 6/01/49 6/27 at 100.00 $ 3,057,715
3,760 (d) 5.000%, 6/01/58 6/27 at 100.00 3,356,418
4,225 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60
6/31 at 100.00 3,544,589
1,405 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship
STEAM Academy, Series 2021A, 5.000%, 6/01/51
6/31 at 100.00 1,213,434
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
3,600 (d) 5.000%, 4/01/49 4/27 at 100.00 3,176,489
3,965 (d) 5.000%, 4/01/57 4/27 at 100.00 3,399,136
8,460 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
7/24 at 100.00 8,463,543
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A
:
1,000 (c),(d) 5.000%, 6/01/41 6/31 at 100.00 600,000
2,500 (c),(d) 5.000%, 6/01/51 6/31 at 100.00 1,500,000
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A
:
500 (d) 6.250%, 6/01/52 6/31 at 100.00 501,913
1,460 (d) 6.375%, 6/01/62 6/31 at 100.00 1,461,917
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A
:
815 (d) 6.375%, 6/01/52 6/31 at 100.00 817,424
1,530 (d) 6.500%, 6/01/62 6/31 at 100.00 1,536,642
Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A
:
305 7.750%, 12/15/31 7/24 at 100.00 305,709
7,425 8.000%, 12/15/41 7/24 at 100.00 7,441,227
Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A
:
3,900 8.250%, 12/15/38 7/24 at 100.00 3,904,629
4,125 8.375%, 12/15/43 7/24 at 100.00 4,129,855
5,000 (c),(d) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT)
No Opt. Call 50
Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, Geo
Academies EBR - GEO Prep Mid-City Project, Series 2022
:
1,030 (d) 6.125%, 6/01/52 6/30 at 101.00 1,065,966
1,425 (d) 6.250%, 6/01/62 6/30 at 101.00 1,476,606
2,500 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/48
7/33 at 100.00 2,660,403
5,800 (d) Plaquemines Port, Harbor and Terminal District, Louisiana, Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf Series
2024A, 9.000%, 12/01/44
12/34 at 100.00 5,751,125
11,220 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40
6/30 at 100.00 12,329,978
Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015
:
865 5.250%, 11/15/29 11/24 at 100.00 865,270
1,000 5.250%, 11/15/37 11/24 at 100.00 970,039

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LOUISIANA (continued)
$ 1,155 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call $ 1,011,259
TOTAL LOUISIANA 128,247,612
MAINE - 0.0%
3,950 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
7/24 at 100.00 3,958,145
TOTAL MAINE 3,958,145
MARYLAND - 0.8%
Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014
:
1,035 5.125%, 7/01/36 7/24 at 100.00 1,035,270
1,840 5.250%, 7/01/44 7/24 at 100.00 1,840,177
6,260 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 5,774,226
1,500 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 1,511,851
1,965 (d) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50
7/30 at 100.00 1,760,792
Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
:
2,550 (c) 2.500%, 12/01/25 No Opt. Call 1,654,312
90,070 (c) 5.000%, 12/01/31 7/24 at 100.00 58,432,913
Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B
:
400 (c) 5.000%, 12/01/16 No Opt. Call 259,500
4,500 (c) 5.250%, 12/01/31 7/24 at 100.00 2,919,375
3,250 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 2,699,943
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A
:
1,000 (d) 5.125%, 7/01/37 7/27 at 100.00 1,005,653
1,800 (d) 5.250%, 7/01/47 7/27 at 100.00 1,795,234
1,530 (d) 5.375%, 7/01/52 7/27 at 100.00 1,530,628
22,465 (e) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015, 5.000%, 7/01/47, (UB)
7/25 at 100.00 22,558,023
4,000 (e) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45, (UB)
5/27 at 100.00 4,092,869
12,795 (e) Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 4.000%, 12/01/44, (UB)
6/25 at 100.00 12,318,388
5,000 (d) Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018, 5.250%, 7/01/48
7/28 at 100.00 5,036,008
2,250 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B, 5.000%, 11/01/47
11/24 at 103.00 2,094,576
TOTAL MARYLAND 128,319,738
MASSACHUSETTS - 0.4%
10,000 (e) Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51, (UB)
7/31 at 100.00 9,705,153
7,500 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2014, 5.125%, 7/01/44
7/24 at 100.00 7,503,781

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MASSACHUSETTS (continued)
$ 13,930 (e) Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
7/26 at 100.00 $ 12,867,963
2,960 (e) Massachusetts Housing Finance Agency, Multifamily Housing Bonds,
Green Sustainability Series 2024A1, 4.950%, 12/01/64, (UB)
6/33 at 100.00 3,007,627
3,115 (e) Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2024-234, 4.750%, 12/01/54, (UB)
6/33 at 100.00 3,138,266
5,500 (e) Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/47, (AMT), (UB)
7/27 at 100.00 5,553,093
10,000 (e) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, 5.000%, 6/01/53, (UB)
6/33 at 100.00 10,831,468
14,000 (e) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B, 5.000%, 6/01/51, (UB)
6/33 at 100.00 15,190,347
TOTAL MASSACHUSETTS 67,797,698
MICHIGAN - 1.7%
940 Chandler Park Academy, Michigan, Public School Academy Charter
School Revenue Bonds, Series 2005, 5.125%, 11/01/30
7/24 at 100.00 929,751
1,955 Concord Academy, Boyne City, Michigan, Certificates of Participation,
Series 2007, 5.600%, 11/01/36
7/24 at 100.00 1,722,313
Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007
:
1,625 5.000%, 11/01/26 7/24 at 100.00 1,589,970
3,750 5.250%, 11/01/31 7/24 at 100.00 3,299,540
3,840 5.250%, 11/01/36 7/24 at 100.00 3,059,771
Detroit Academy of Arts and Sciences, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2013
:
2,295 6.000%, 10/01/33 7/24 at 100.00 2,264,376
4,110 6.000%, 10/01/43 7/24 at 100.00 3,933,409
8,325 Detroit Community High School, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/35
11/28 at 100.00 6,938,581
3,750 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
9/24 at 100.00 3,761,531
3,500 Flint International Academy, Michigan, Public School Academy Revenue
Bonds, Series 2007, 5.750%, 10/01/37
7/24 at 100.00 3,500,019
6,000 (e) Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Refunding & Capital Improvement Series 2023B, 4.125%, 6/01/48
- AGM Insured, (UB)
6/33 at 100.00 5,846,196
Michigan Finance Authority
:
1,615 4.375%, 2/28/54 2/34 at 100.00 1,595,984
11,855 (e) 5.500%, 2/28/57, (UB) No Opt. Call 12,972,725
27,005 (e) Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 4.000%, 11/01/48 - BAM Insured, (UB)
11/28 at 100.00 25,925,316
Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021
:
1,945 5.000%, 5/01/36 5/31 at 100.00 1,751,160
1,555 5.000%, 5/01/46 5/31 at 100.00 1,256,936
11,780 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Refunding Series 2019A, 5.000%, 5/15/54
5/26 at 100.00 11,935,471
12,000 (e) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41, (UB)
11/26 at 100.00 12,203,548

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 12,270 (e) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48, (UB)
11/29 at 100.00 $ 12,709,083
Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A
:
19,990 (e) 4.000%, 2/15/44, (UB) 8/29 at 100.00 19,447,481
6,525 (e) 4.000%, 2/15/50, (UB) 8/29 at 100.00 6,084,878
12,115 (e) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/40, (UB)
12/27 at 100.00 11,946,417
7,475 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 7,077,692
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hope Academy Project, Refunding Series 2021
:
2,215 (d) 4.400%, 4/01/31 4/28 at 100.00 1,971,689
4,645 (d) 4.900%, 4/01/41 4/28 at 100.00 3,706,773
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021
:
935 4.250%, 12/01/39 12/27 at 100.00 774,348
1,000 5.000%, 12/01/46 12/27 at 100.00 856,721
400 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%,
12/01/40
7/24 at 100.00 399,970
10,690 (d) Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46
7/27 at 100.00 8,596,309
5,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call 1,252,140
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023A
:
13,650 4.700%, 12/01/43 6/32 at 100.00 13,806,840
6,500 (e) 4.700%, 12/01/43, (UB) 6/32 at 100.00 6,574,686
6,000 (e) 4.900%, 12/01/48, (UB) 6/32 at 100.00 6,113,601
5,000 (e) Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023B, 5.000%, 6/01/54, (UB)
12/32 at 100.00 5,122,371
3,500 (e) Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2024A, 4.700%, 12/01/53, (UB)
6/33 at 100.00 3,504,663
775 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
7/24 at 100.00 775,343
1,850 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46
12/27 at 100.00 1,868,234
1,505 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
7/24 at 100.00 1,505,906
8,295 (e) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/47, (UB)
10/33 at 100.00 8,005,769
9,990 (e) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/56, (UB)
10/31 at 100.00 9,492,020
819,580 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 26,330,319
3,625 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation
Series 2007B, 0.000%, 6/01/52
7/24 at 13.73 461,638

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 99,020 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo Term
Series 2008B, 0.000%, 6/01/46
7/24 at 16.18 $ 13,117,882
Renaissance Public School Academy, Michigan, Public School Academy
Revenue Bonds, Series 2012A
:
470 5.500%, 5/01/27 7/24 at 100.00 470,173
1,565 6.000%, 5/01/37 7/24 at 100.00 1,565,773
1,070 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
7/24 at 100.00 1,049,606
TOTAL MICHIGAN 279,074,922
MINNESOTA - 1.1%
Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A
:
3,040 5.000%, 7/01/38 7/26 at 102.00 2,870,247
1,570 5.000%, 7/01/53 7/26 at 102.00 1,382,749
9,235 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 6,963,783
1,315 Bethel, Minnesota, Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2022, 6.000%, 7/01/57
7/26 at 102.00 1,283,646
Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A
:
750 5.500%, 7/01/40 7/25 at 100.00 698,640
1,420 5.750%, 7/01/46 7/25 at 100.00 1,316,576
2,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39
3/25 at 100.00 1,945,169
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
700 5.000%, 7/01/36 7/24 at 102.00 681,831
2,510 5.000%, 7/01/47 7/24 at 102.00 2,262,623
Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A
:
6,000 5.000%, 7/01/49 7/27 at 102.00 5,470,106
2,000 5.000%, 7/01/54 7/27 at 102.00 1,802,528
Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A
:
1,050 5.500%, 7/01/30 7/25 at 100.00 1,044,184
6,200 5.875%, 7/01/40 7/25 at 100.00 6,089,767
5,000 6.000%, 7/01/45 7/25 at 100.00 4,860,609
1,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 1,008,018
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
9,080 (e) 5.000%, 2/15/58, (UB) 2/28 at 100.00 9,143,363
4,700 5.000%, 2/15/58 2/28 at 100.00 4,732,798
9,665 (e) 5.250%, 2/15/58, (UB) 2/28 at 100.00 9,889,300
2,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 2,026,048
Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A
:
2,360 5.000%, 7/01/36 7/26 at 100.00 2,239,448
4,925 5.000%, 7/01/47 7/26 at 100.00 4,331,615

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA (continued)
$ 2,000 Hayward, Minnesota, Health Care Facilities Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%,
2/01/44
8/24 at 100.00 $ 1,650,644
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A
:
810 5.000%, 7/01/34 7/24 at 100.00 810,276
2,965 5.000%, 7/01/44 7/24 at 100.00 2,964,792
1,870 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/48
7/26 at 100.00 1,653,221
10,600 (d) Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56
7/27 at 100.00 8,725,687
600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Taxable Series 2021B, 6.000%, 7/01/28
No Opt. Call 571,017
2,285 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
7/24 at 100.00 2,289,956
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 1,122,798
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A
:
1,385 (d) 5.250%, 12/01/43 12/27 at 100.00 1,256,415
2,000 (d) 5.250%, 12/01/52 12/27 at 100.00 1,754,711
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A
:
1,300 5.500%, 7/01/52 7/32 at 100.00 1,276,324
2,490 5.500%, 7/01/57 7/32 at 100.00 2,427,141
1,110 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 910,565
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A
:
1,080 (d) 6.000%, 7/01/32 7/27 at 100.00 1,113,380
1,250 (d) 6.250%, 7/01/37 7/27 at 100.00 1,281,498
5,510 (d) 6.500%, 7/01/48 7/27 at 100.00 5,631,511
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A
:
1,680 (d) 5.000%, 12/01/37 12/27 at 100.00 1,692,508
5,650 (d) 5.000%, 12/01/47 12/27 at 100.00 5,573,036
Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A
:
500 5.000%, 9/01/34 9/24 at 100.00 499,571
1,840 5.000%, 9/01/44 9/24 at 100.00 1,730,728
2,000 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38
9/28 at 100.00 1,752,741
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A
:
2,025 5.000%, 4/01/36 4/26 at 100.00 1,880,020
3,085 5.000%, 4/01/46 4/26 at 100.00 2,600,428
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 2,356,615
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023
:
8,520 (d) 5.500%, 3/01/58 3/33 at 100.00 8,713,748

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA (continued)
$ 13,850 (d) 5.500%, 3/01/63 3/33 at 100.00 $ 14,116,503
1,500 (d) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/52
7/27 at 100.00 1,511,525
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.750%, 9/01/46
9/26 at 100.00 2,033,158
5,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project, Series
2020A, 5.000%, 12/01/55
12/28 at 102.00 3,705,734
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A
:
1,200 (d) 5.000%, 6/15/38 6/25 at 100.00 1,200,413
1,285 (d) 5.000%, 6/15/48 6/25 at 100.00 1,246,569
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A
:
40 5.000%, 7/01/35 7/25 at 100.00 40,089
1,715 5.300%, 7/01/45 7/25 at 100.00 1,719,130
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/24 at 100.00 958,522
Saint Paul Housing and Redevelopment Authority, Minnesota,
Collateralized Multifamily Housing Revenue Bonds, Marian Center Project,
Series 2007A
:
715 5.300%, 11/01/30 7/24 at 100.00 705,132
1,225 5.375%, 5/01/43 7/24 at 100.00 1,103,444
2,150 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 1,734,131
1,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
7/24 at 100.00 878,115
4,795 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A, 5.125%, 10/01/48
10/26 at 100.00 4,494,425
2,625 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/49
6/27 at 100.00 2,527,164
Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans
Homes LP, Series 2007
:
530 5.250%, 2/01/27, (AMT) 7/24 at 100.00 530,011
800 5.500%, 2/01/42, (AMT) 7/24 at 100.00 776,290
Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016
:
315 4.500%, 6/01/36 7/24 at 100.00 279,605
730 4.750%, 6/01/46 7/24 at 100.00 623,468
TOTAL MINNESOTA 174,465,807
MISSISSIPPI - 0.1%
3,640 (c),(d) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding
Series 2019A, 6.000%, 10/15/49, (Mandatory Put 6/15/25)
10/26 at 100.00 3,593,006
8,000 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 4,954,446

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSISSIPPI (continued)
$ 952 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34, (AMT)
8/24 at 100.00 $ 848,278
TOTAL MISSISSIPPI 9,395,730
MISSOURI - 1.3%
1,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
7/24 at 100.00 999,930
4,326 (d) Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017B, 5.000%, 11/01/29
7/24 at 100.00 3,687,455
135 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
7/24 at 102.00 137,869
2,798 (c) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28
7/24 at 100.00 587,488
1,900 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42
7/24 at 100.00 1,594,505
10,000 (e) Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
4.250%, 12/01/53, (UB)
12/33 at 100.00 9,719,698
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A
:
7,895 (e) 4.000%, 3/01/45, (AMT), (UB) 3/30 at 100.00 7,473,319
20,140 (e) 4.000%, 3/01/50 - AGM Insured, (AMT), (UB) 3/30 at 100.00 18,888,966
10,000 (e) 5.000%, 3/01/57 - AGM Insured, (AMT), (UB) 3/30 at 100.00 10,289,253
1,200 5.000%, 3/01/57 - AGM Insured, (AMT) 3/30 at 100.00 1,234,710
3,365 (d) Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40
9/24 at 103.00 3,069,991
Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016
:
775 (d) 5.000%, 4/01/36 4/26 at 100.00 747,891
3,140 (d) 5.000%, 4/01/46 4/26 at 100.00 2,829,335
4,758 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement District,
Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46
4/26 at 100.00 3,905,261
1,200 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A, 5.250%, 5/15/42
5/27 at 100.00 1,081,376
436 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
7/24 at 100.00 384,711
2,133 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
7/24 at 100.00 1,919,722
Lees Summit Industrial Development Authority, Missouri, Special
Assessment and Sales Tax Revenue Bonds, Summit Fair Community
Improvement District Project, Series 2012
:
600 5.000%, 5/01/35 7/24 at 100.00 548,177
2,365 6.000%, 5/01/42 7/24 at 100.00 2,183,590
2,500 (d) Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series 2017,
4.875%, 11/01/37
11/27 at 100.00 2,310,225
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A
:

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
$ 4,200 (d) 5.750%, 6/01/35 6/25 at 100.00 $ 3,952,204
3,965 (d) 6.000%, 6/01/46 6/25 at 100.00 3,694,278
7,095 (d) Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%,
6/15/46
6/25 at 100.00 6,623,212
1,000 M150 and 135th Street Transporation Development District, Kansas City,
Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%,
10/01/43
10/27 at 100.00 863,751
10,000 (e) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45, (UB)
11/24 at 100.00 10,004,964
5,000 (e) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53 - BAM
Insured, (UB)
6/30 at 100.00 4,893,475
15,215 (e) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52, (UB)
12/33 at 100.00 16,112,775
6,570 (e) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54,
(UB)
2/29 at 100.00 6,223,888
4,000 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Home Ownership Loan Program Series 2024C,
4.700%, 11/01/54
5/33 at 100.00 4,000,843
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021
:
1,000 4.000%, 10/01/34 10/31 at 100.00 964,027
2,185 4.000%, 10/01/44 10/31 at 100.00 1,878,601
1,427 (d) North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
7/24 at 100.00 1,059,554
3,160 (d) Saint Charles County Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement
District Project, Series 2017A, 6.250%, 12/01/36
12/26 at 100.00 3,015,290
3,000 (d) Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Wentzville Parkway Regional Community
Improvement District Project, Series 2019B, 4.250%, 11/01/49
11/29 at 102.00 2,467,606
Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A
:
600 5.000%, 8/15/35 8/25 at 100.00 566,185
1,800 5.125%, 8/15/45 8/25 at 100.00 1,593,783
3,215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 2,939,611
Saint Louis County, Missouri, Special Obligation Bonds, Community
Center Projects, Series 2022A
:
9,330 (e) 4.000%, 12/01/42, (UB) 12/30 at 100.00 9,234,703
10,210 (e) 4.000%, 12/01/44, (UB) 12/30 at 100.00 10,006,938
10,620 (e) 4.000%, 12/01/45, (UB) 12/30 at 100.00 10,315,486
8,465 (e) 4.250%, 12/01/46, (UB) 12/30 at 100.00 8,478,435
10,885 (e) 4.000%, 12/01/47, (UB) 12/30 at 100.00 10,501,081
5,100 (d) Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.625%, 6/15/53
6/31 at 100.00 4,879,036
2,000 Saint Louis Industrial Development Authority, Missouri, Tax Increment and
Special District Revenue Bonds, Union Station Phase 2 Redevelopment
Project, Series 2024A, 5.750%, 6/15/54
6/29 at 103.00 2,031,099

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
$ 1,664 (c) Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts
Project, Series 2007, 3.850%, 9/01/27
9/24 at 100.00 $ 216,320
76 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City
Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26
7/24 at 100.00 76,029
2,278 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
7/24 at 100.00 933,980
1,154 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand
Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%,
12/11/29
7/24 at 100.00 738,560
2,205 (c) St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Printers Lofts Project, Series 2006, 3.900%, 8/21/26
No Opt. Call 176,400
125 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
7/24 at 102.00 127,742
1,100 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.875%, 4/01/47
4/28 at 100.00 926,229
3,075 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 5.500%, 6/15/42
6/33 at 100.00 3,100,523
TOTAL MISSOURI 206,190,080
MONTANA - 0.0%
500 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37
5/25 at 102.00 462,438
4,275 Montana Board of Housing, Single Family Mortgage Bonds, Series 2024A,
4.650%, 6/01/54
6/33 at 100.00 4,250,528
TOTAL MONTANA 4,712,966
NEBRASKA - 0.6%
11,090 (e) Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%,
11/15/47, (UB)
5/27 at 100.00 11,230,726
4,900 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44
7/24 at 100.00 4,900,103
3,460 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities Obligated
Group, Series 2019A, 4.000%, 1/01/44
1/26 at 102.00 3,331,784
13,660 (e) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.550%, 9/01/48, (UB)
3/32 at 100.00 13,727,672
18,965 (e) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023C, 4.800%, 9/01/53, (UB)
3/32 at 100.00 19,169,283
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024A
:
9,245 (e) 4.700%, 9/01/49, (UB) 3/33 at 100.00 9,256,593
4,000 (e) 4.800%, 9/01/54, (UB) 3/33 at 100.00 4,037,545
Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2021A
:
14,000 (e) 4.000%, 2/01/51 - AGM Insured, (UB) 8/30 at 100.00 13,618,546
11,580 (e) 4.000%, 2/01/51, (UB) 8/30 at 100.00 11,156,268
4,760 (e) Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022A, 4.250%, 2/01/47
2/32 at 100.00 4,794,587
TOTAL NEBRASKA 95,223,107

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEVADA - 0.7%
$ 33,720 (e) Clark County Water Reclamation District, Nevada, General Obligation
Water Bonds, Limited Tax Series 2023, 5.000%, 7/01/53, (UB)
7/33 at 100.00 $ 36,387,299
800 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35
8/25 at 100.00 804,154
9,990 (e) Clark County, Nevada, Motor Vehicle Fuel Tax Highway Revenue Bonds,
Refunding Series 2023, 4.000%, 7/01/42, (UB)
7/33 at 100.00 9,959,821
11,973 (c),(d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2017B, 5.125%, 12/15/37, (AMT)
12/27 at 100.00 1,396,048
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018
:
2,740 (c),(d),(g) 5.250%, 12/15/37, (AMT) 12/27 at 100.00 319,465
15,414 (c),(d) 6.950%, 2/15/38, (AMT) 8/28 at 100.00 1,541,453
9,500 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38
2/31 at 100.00 950,000
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
9,360 (c),(d),(g) 5.875%, 12/15/27, (AMT) No Opt. Call 1,091,367
81,345 (c),(d),(g) 6.250%, 12/15/37, (AMT) 12/27 at 100.00 9,484,827
36,390 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT)
8/29 at 100.00 3,639,000
2,520 (d) Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2015,
5.125%, 12/15/45
12/25 at 100.00 2,500,721
1,500 (d) Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/48
12/25 at 100.00 1,436,698
2,425 Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016, 4.000%, 9/01/35
9/26 at 100.00 2,212,605
Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-22 Rainbow Canyon Phase II, Series 2023
:
1,145 5.250%, 3/01/48 3/33 at 100.00 1,131,674
1,255 5.250%, 3/01/53 3/33 at 100.00 1,229,096
Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018
:
735 5.000%, 9/01/38 9/28 at 100.00 736,915
7,030 5.375%, 9/01/48 9/28 at 100.00 7,050,536
8,325 (e) Las Vegas, Nevada, General Obligation Bonds, Various Purpose Bonds,
Limited Tax Civic Center Series 2023A, 4.000%, 3/01/53, (UB)
3/33 at 100.00 7,948,422
950 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35
12/25 at 100.00 952,824
495 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 26, Series 2017, 4.500%, 6/01/47
6/27 at 100.00 476,603
1,155 Mesquite, Nevada, Local Improvement Bonds, Special Improvement
District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%,
8/01/37
8/26 at 100.00 1,096,858
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series 2017
:
2,055 (d) 5.000%, 12/01/37 12/27 at 100.00 2,062,453

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEVADA (continued)
$ 3,890 (d) 5.000%, 12/01/47 12/27 at 100.00 $ 3,796,854
2,205 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
7/24 at 100.00 2,189,618
27,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58
7/38 at 31.26 3,634,729
90,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018D, 0.000%, 7/01/58
7/28 at 13.65 9,571,914
TOTAL NEVADA 113,601,954
NEW HAMPSHIRE - 0.2%
Manchester Housing and Redevelopment Authority, New Hampshire,
Revenue Bonds, Series 2000B
:
50 0.000%, 1/01/25 - ACA Insured No Opt. Call 48,755
370 0.000%, 1/01/27 - ACA Insured No Opt. Call 326,158
730 0.000%, 1/01/29 - ACA Insured No Opt. Call 577,927
3,320 0.000%, 1/01/30 - ACA Insured No Opt. Call 2,482,086
4,213 National Finance Authority, New Hampshire, Municipal Certificates Social
Series 2024-2 Class A, 3.625%, 8/20/39
No Opt. Call 3,921,797
1,750 (d) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT)
7/24 at 100.00 1,671,233
2,475 (d) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45, (AMT),
(Mandatory Put 7/02/40)
7/25 at 100.00 2,066,927
20,000 (d) National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30
7/24 at 100.00 19,988,790
TOTAL NEW HAMPSHIRE 31,083,673
NEW JERSEY - 1.3%
6,780 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal
Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35, (AMT)
7/24 at 100.00 5,942,667
3,570 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022,
6.000%, 6/15/62
12/30 at 100.00 3,814,245
4,500 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020,
4.000%, 10/01/51
10/30 at 100.00 4,358,013
2,370 (c) Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A,
5.125%, 1/01/37
7/24 at 100.00 1,682,700
New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A
:
850 (d) 5.625%, 8/01/34 8/24 at 100.00 850,236
1,530 (d) 5.875%, 8/01/44 8/24 at 100.00 1,530,617
1,000 (d) 6.000%, 8/01/49 8/24 at 100.00 1,000,462
2,325 (d) New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52
9/27 at 100.00 2,337,305
New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014
:
1,075 5.000%, 1/01/34 7/24 at 100.00 1,074,955
1,675 5.250%, 1/01/44 7/24 at 100.00 1,615,593

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 230 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Juvenile Justice Commission Facilities
Project, Series 2018C, 5.000%, 6/15/36
12/27 at 100.00 $ 238,799
2,500 (e) New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A, 5.000%, 11/01/52, (UB)
11/32 at 100.00 2,643,328
6,000 (e) New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/44,
(UB)
11/29 at 100.00 5,904,373
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW
:
14,865 (e),(h) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 15,149,327
865 (e),(h) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 881,545
15,000 (e),(h) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/41, (Pre-refunded
12/15/26), (UB)
12/26 at 100.00 15,660,741
New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A
:
850 (d) 6.000%, 10/01/34 10/24 at 100.00 852,219
2,255 (d) 6.200%, 10/01/44 10/24 at 100.00 2,259,833
New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B
:
4,050 5.625%, 11/15/30, (AMT) 7/24 at 101.00 4,085,733
3,000 5.625%, 11/15/30, (AMT) 7/24 at 101.00 3,026,468
2,580 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33, (AMT)
7/24 at 100.50 2,596,145
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A
:
3,985 (e) 4.625%, 9/01/48, (UB) 3/33 at 100.00 4,136,007
3,360 (e) 5.250%, 9/01/53, (UB) 3/33 at 100.00 3,619,696
15,895 (c),(d) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38
10/26 at 102.00 11,596,264
7,625 (e) New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50, (AMT),
(UB)
12/28 at 100.00 6,898,790
5,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023A, 4.250%, 6/15/40, (UB)
6/33 at 100.00 5,108,329
10,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 10,059,144
New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023BB
:
12,250 (e) 5.000%, 6/15/46, (UB) 12/33 at 100.00 13,240,685
8,410 (e) 5.250%, 6/15/50, (UB) 12/33 at 100.00 9,198,946
925 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/38
No Opt. Call 523,633
40,000 (e) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.500%, 6/15/49, (UB)
12/28 at 100.00 39,865,444
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
2,965 (e) 5.000%, 6/15/44, (UB) 12/28 at 100.00 3,062,856
7,250 (e) 4.000%, 6/15/50, (UB) 12/28 at 100.00 6,916,212
15,000 (e) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/45, (UB)
12/30 at 100.00 14,537,711

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 5,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.250%, 6/01/46
6/28 at 100.00 $ 5,171,179
TOTAL NEW JERSEY 211,440,200
NEW MEXICO - 0.2%
1,160 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
7/24 at 100.00 1,160,137
650 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 607,107
3,180 Mariposa East Public Improvement District, New Mexico, Revenue Bonds,
Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
9/24 at 69.05 1,637,471
520 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 493,859
3,590 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call 3,356,026
2,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
7/24 at 100.00 1,992,282
New Mexico Hospital Equipment Loan Council, First Mortgage Revenue
Bonds, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project,
Series 2019A
:
2,145 5.000%, 7/01/39 7/26 at 102.00 1,982,730
2,200 5.000%, 7/01/49 7/26 at 102.00 1,904,227
New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023C
:
4,305 (e) 4.650%, 9/01/48, (UB) 9/32 at 100.00 4,315,748
2,470 (e) 4.700%, 9/01/53, (UB) 9/32 at 100.00 2,471,713
4,880 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43
10/24 at 100.00 4,888,863
1,000 (d) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.250%, 5/01/40
5/29 at 103.00 931,401
5,000 (d) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40
7/24 at 103.00 4,798,423
TOTAL NEW MEXICO 30,539,987
NEW YORK - 13.0%
Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A
:
3,415 6.400%, 2/01/43 2/33 at 100.00 3,509,984
7,885 6.650%, 2/01/53 2/33 at 100.00 8,112,604
5,500 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 5,588,920
14,015 Broome County Local Development Corporation, New York, Revenue
Bonds, United Health Services Hospitals, Inc. Project, Series 2020, 3.000%,
4/01/45 - AGM Insured
4/30 at 100.00 10,804,947
4,000 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/52
7/32 at 100.00 4,145,218
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014
:
200 5.000%, 11/01/39 11/24 at 100.00 120,000
7,645 5.500%, 11/01/44 11/24 at 100.00 4,587,000

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 13,085 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45
9/25 at 100.00 $ 13,126,389
2,575 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55
12/30 at 100.00 2,771,086
17,240 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55
12/30 at 100.00 16,124,951
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
3,000 (d) 5.000%, 6/01/40 12/30 at 100.00 2,885,191
12,000 (d) 5.000%, 6/01/55 12/30 at 100.00 10,381,027
2,125 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28
No Opt. Call 2,029,369
150 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25
No Opt. Call 148,671
10,000 (e) Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47, (UB)
3/31 at 100.00 9,792,772
11,720 (d) Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53
7/33 at 100.00 12,311,886
33,000 (e) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 - AGM
Insured, (UB)
5/32 at 100.00 33,175,082
4,870 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 4,890,305
675 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Pace University, Series 2013A, 5.000%, 5/01/38
7/24 at 100.00 674,949
19,550 (e) Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1B, 4.000%, 7/01/51, (UB)
7/32 at 100.00 18,820,175
12,000 (e) Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50, (UB)
7/30 at 100.00 11,740,883
225 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph?s College, Series 2021, 4.000%, 7/01/40
7/30 at 100.00 193,913
Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A
:
5,000 (d) 5.500%, 12/01/36 12/26 at 100.00 4,741,131
4,000 (d) 5.500%, 12/01/46 12/26 at 100.00 3,583,027
9,850 (e) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2024A, 5.250%, 3/15/52, (UB)
3/34 at 100.00 10,898,297
4,045 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 3,937,759
8,860 (e) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47, (UB)
2/30 at 100.00 8,680,514
2,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
7/24 at 100.00 1,929,920
13,090 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call 3,801,625
33,320 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 30,471,753

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 5,560 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 $ 4,800,888
4,770 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 5.660%, 2/01/44
2/30 at 100.00 4,573,757
9,600 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 9,631,052
12,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 12,377,068
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A
:
4,460 5.530%, 2/01/40 2/30 at 100.00 4,332,901
5,880 5.730%, 2/01/50 2/30 at 100.00 5,563,342
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
2,480 4.450%, 2/01/41 2/30 at 100.00 2,086,504
5,890 4.600%, 2/01/51 2/30 at 100.00 4,624,875
325 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Taxable Series
2021B, 5.000%, 2/01/25
No Opt. Call 320,274
7,035 (e) Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/48, (UB)
9/33 at 100.00 7,647,687
5,000 (c) Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 2,900,000
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019B
:
9,000 (e) 4.000%, 11/15/49 - AGM Insured, (UB) 5/29 at 100.00 8,747,759
20,000 (e) 4.000%, 11/15/50 - BAM Insured, (UB) 5/29 at 100.00 19,403,182
9,780 (e) 5.000%, 11/15/52, (UB) 5/29 at 100.00 10,089,833
7,450 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/47,
(UB)
5/30 at 100.00 7,801,255
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
29,225 (e) 4.750%, 11/15/45, (UB) 5/30 at 100.00 30,010,638
33,430 (e) 5.000%, 11/15/50, (UB) 5/30 at 100.00 34,842,748
55,425 (e) 5.250%, 11/15/55, (UB) 5/30 at 100.00 58,334,652
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1
:
6,500 (e) 5.000%, 11/15/43, (UB) 11/30 at 100.00 6,886,116
37,400 (e) 5.000%, 11/15/45, (UB) 11/30 at 100.00 39,457,669
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-2
:
36,075 (e) 4.000%, 11/15/47, (UB) 11/30 at 100.00 34,830,156
33,280 (e) 4.000%, 11/15/48, (UB) 11/30 at 100.00 31,969,091
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3
:
29,130 (e) 4.000%, 11/15/49, (UB) 11/30 at 100.00 27,869,662
14,980 (e) 4.000%, 11/15/50, (UB) 11/30 at 100.00 14,299,069
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2021A-1
:
20,000 (e) 4.000%, 11/15/47, (UB) 5/31 at 100.00 19,309,858

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 10,400 (e) 4.000%, 11/15/48, (UB) 5/31 at 100.00 $ 9,990,341
27,000 (e) 4.000%, 11/15/50, (UB) 5/31 at 100.00 25,772,688
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Refunding Series 2024A
:
9,705 (e) 5.000%, 11/15/47, (UB) 5/34 at 100.00 10,417,766
11,570 (e) 5.250%, 11/15/49 - BAM Insured, (UB) 5/34 at 100.00 12,607,135
40,510 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42, (UB)
5/28 at 100.00 39,912,028
2,970 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/43, (UB)
1/24 at 100.00 2,974,759
15,000 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2, 4.000%, 11/15/43, (UB)
5/31 at 100.00 14,809,226
2,000 (d) Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022, 6.000%, 7/01/57
7/32 at 100.00 2,061,415
5,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 4,003,716
MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority, Series
2016A
:
5,720 5.000%, 11/15/51 7/24 at 100.00 5,720,078
9,070 (e) 5.000%, 11/15/56, (UB) 7/24 at 100.00 9,069,878
760 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35
7/24 at 100.00 706,538
14,000 (e) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.250%, 4/01/52, (UB)
4/32 at 100.00 13,979,743
5,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Series 2014G, 3.900%, 5/01/45
7/24 at 100.00 4,623,334
5,110 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Series 2021F-
1, 2.400%, 11/01/46
5/29 at 100.00 3,510,974
8,155 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Series 2020A-1C,
3.000%, 11/01/55
5/28 at 100.00 5,908,977
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
3,970 (c) 2.250%, 10/01/22 No Opt. Call 2,540,800
28,995 (c) 2.300%, 10/01/27 7/24 at 100.00 18,556,800
37,910 (c) 2.300%, 10/01/37 7/24 at 100.00 24,262,400
84,140 (c) 2.350%, 10/01/46 7/24 at 100.00 53,849,600
7,615 (e) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Serries BB-1, 4.000%, 6/15/49, (UB)
12/29 at 100.00 7,429,718
New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series DD
:
46,665 (e) 4.125%, 6/15/46, (UB) 6/33 at 100.00 46,698,380
27,000 (e) 4.125%, 6/15/47, (UB) 6/33 at 100.00 26,899,217
10,440 (e) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-1, 5.250%, 6/15/54, (UB)
12/33 at 100.00 11,522,680

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 13,495 (e) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%, 11/01/43,
(UB)
11/29 at 100.00 $ 13,268,656
6,030 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/47
11/30 at 100.00 5,867,319
5,710 (e) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%, 2/01/43,
(UB)
2/31 at 100.00 5,657,214
14,150 (e) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/48,
(UB)
8/31 at 100.00 13,701,591
10,000 (e) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 4.000%, 2/01/51, (UB)
2/33 at 100.00 9,609,498
9,050 (e) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1, 4.000%, 5/01/53, (UB)
5/33 at 100.00 8,640,034
11,500 (e) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024B, 5.250%, 5/01/50, (UB)
11/33 at 100.00 12,745,793
10,335 (e) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024C, 5.250%, 5/01/50, (UB)
11/33 at 100.00 11,454,588
28,035 (e) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024F-1, 5.250%, 2/01/53, (UB)
2/34 at 100.00 31,042,895
10,725 (e) New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 4.000%, 3/01/47, (UB)
3/31 at 100.00 10,549,240
29,000 (e) New York City, New York, General Obligation Bonds, Fiscal 2023 Series
E-1, 4.000%, 4/01/50, (UB)
4/33 at 100.00 28,376,346
5,850 (e) New York City, New York, General Obligation Bonds, Fiscal 2024 Series A,
5.000%, 8/01/51
8/33 at 100.00 6,313,301
9,630 (e) New York City, New York, General Obligation Bonds, Fiscal 2024 Series C,
5.250%, 3/01/53, (UB)
3/34 at 100.00 10,637,743
75,000 New York Counties Tobacco Trust V, New York, Tobacco Settlement
Pass-Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%,
6/01/50
7/24 at 21.12 11,584,763
16,635 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 16,651,429
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014
:
2,000 (d) 5.150%, 11/15/34 11/24 at 100.00 2,006,169
13,645 (d) 5.375%, 11/15/40 11/24 at 100.00 13,682,121
89,390 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44
11/24 at 100.00 89,861,282
3,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.250%, 9/15/52
3/30 at 100.00 2,324,255
3,835 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.150%,
11/01/54
5/28 at 100.00 2,979,245
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 250
:
1,000 (e) 4.300%, 10/01/38, (UB) 4/32 at 100.00 1,016,458
3,150 (e) 4.650%, 10/01/43, (UB) 4/32 at 100.00 3,194,665

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
New York State Power Authority, General Revenue Bonds, Series 2020A
:
$ 27,365 (e) 4.000%, 11/15/55, (UB) 5/30 at 100.00 $ 26,339,634
3,150 4.000%, 11/15/60 5/30 at 100.00 2,995,646
15,600 (e) New York State Thruway Authority, General Revenue Bonds, Maturity
Group 1 Series 2021O, 4.000%, 1/01/45, (UB)
7/31 at 100.00 15,421,330
20,000 (e) New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/53, (UB)
1/30 at 100.00 18,835,656
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A
:
10,000 (e) 4.000%, 3/15/44, (UB) 9/32 at 100.00 9,861,740
5,000 (e) 4.000%, 3/15/49, (UB) 9/32 at 100.00 4,859,922
8,500 (e) 4.125%, 3/15/52, (UB) 9/32 at 100.00 8,370,708
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C
:
38,340 (e) 5.000%, 3/15/54, (UB) 9/32 at 100.00 41,285,616
32,340 (e) 4.125%, 3/15/56, (UB) 9/32 at 100.00 31,603,592
17,255 (e) 4.125%, 3/15/57, (UB) 9/32 at 100.00 16,826,545
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Transportation Series 2021A-1
:
7,045 (e) 4.000%, 3/15/43, (UB) 3/31 at 100.00 6,965,163
15,000 (e) 4.000%, 3/15/46, (UB) 3/31 at 100.00 14,679,328
10,000 (e) New York State Urban Development Corp, 5.000%, 3/15/51, (UB) 9/33 at 100.00 10,889,170
24,635 (e) New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45,
(UB)
9/30 at 100.00 24,206,169
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
11,430 5.000%, 7/01/46, (AMT) 7/24 at 100.00 11,429,442
19,660 5.250%, 1/01/50, (AMT) 7/24 at 100.00 19,660,529
235 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
7/24 at 100.00 235,097
8,545 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 9,068,932
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2024
:
4,500 (e) 5.000%, 6/30/49 - AGM Insured, (AMT), (UB) 6/33 at 100.00 4,685,843
16,765 (e) 5.000%, 6/30/54 - AGM Insured, (AMT), (UB) 6/33 at 100.00 17,309,148
19,000 (e) 5.250%, 6/30/60 - AGM Insured, (AMT), (UB) 6/33 at 100.00 19,906,942
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
8,485 (e) 5.000%, 6/30/49 - AGM Insured, (AMT), (UB) 6/31 at 100.00 8,800,017
13,000 6.000%, 6/30/54, (AMT) 6/31 at 100.00 14,285,199
23,415 (e) 5.125%, 6/30/60 - AGM Insured, (AMT), (UB) 6/31 at 100.00 24,247,860
5,000 5.375%, 6/30/60, (AMT) 6/31 at 100.00 5,164,299
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
2,500 5.000%, 10/01/40, (AMT) 10/30 at 100.00 2,602,617
8,000 4.375%, 10/01/45, (AMT) 10/30 at 100.00 7,845,585

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
$ 5,000 6.000%, 4/01/35, (AMT) 4/31 at 100.00 $ 5,654,972
13,570 5.625%, 4/01/40, (AMT) 4/31 at 100.00 14,765,763
6,500 (d) Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A,
4.750%, 11/01/42, (AMT)
7/24 at 100.00 6,112,607
3,135 (d) Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series
2017, 5.750%, 7/01/47, (AMT)
7/27 at 100.00 2,811,203
1,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series 2024B,
6.000%, 9/01/43
9/31 at 102.00 1,097,081
5,395 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Taxable Two Hundred Forty First Series 2023, 5.000%, 7/15/53, (UB)
7/33 at 100.00 5,853,088
14,765 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 4.000%, 11/01/41, (AMT), (UB)
11/29 at 100.00 14,306,877
20,000 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/53, (AMT), (UB)
12/33 at 100.00 20,936,384
8,000 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Four Series 2022, 5.250%, 8/01/47, (AMT), (UB)
8/32 at 100.00 8,541,303
4,975 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022, 5.000%, 1/15/52, (AMT), (UB)
1/33 at 100.00 5,196,180
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020
:
25,765 (e) 4.000%, 7/15/55, (AMT), (UB) 7/30 at 100.00 23,717,229
9,265 (e) 4.000%, 7/15/60, (AMT), (UB) 7/30 at 100.00 8,402,370
5,745 (e) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/51, (AMT), (UB)
7/31 at 100.00 5,312,082
21,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 2,082,247
2,000 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%,
1/01/33, (AMT)
1/26 at 100.00 1,517,868
7,205 (e) Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49, (UB)
11/30 at 100.00 7,648,780
10,765 (e) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/52, (UB)
11/32 at 100.00 10,968,066
5,110 (e) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 4.000%, 5/15/51, (UB)
11/31 at 100.00 4,992,479
20,000 (e) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51, (UB)
5/32 at 100.00 19,540,036
34,565 (e) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 5.250%, 5/15/52, (UB)
5/32 at 100.00 37,753,514
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax Series
2023A
:
13,050 (e) 4.125%, 5/15/53, (UB) 5/33 at 100.00 12,787,304
85,930 (e) 4.250%, 5/15/58, (UB) 5/33 at 100.00 84,767,676
23,125 4.250%, 5/15/58 5/33 at 100.00 22,812,202
20,930 (e) 4.500%, 5/15/63, (UB) 5/33 at 100.00 21,010,811
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A
:

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 10,000 (e) 4.000%, 5/15/52, (UB) 11/32 at 100.00 $ 9,657,829
9,060 (e) 4.000%, 5/15/57, (UB) 11/32 at 100.00 8,635,435
15,000 (e) Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/64, (UB)
5/34 at 100.00 16,456,896
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006
:
10,000 5.000%, 6/01/45 6/27 at 100.00 9,026,131
18,790 5.000%, 6/01/48 6/27 at 100.00 16,724,276
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
5,100 (d) 5.000%, 7/01/36 7/27 at 104.00 5,251,673
3,530 (d) 5.000%, 7/01/41 7/27 at 104.00 3,567,375
7,000 (d) 5.000%, 7/01/56 7/27 at 104.00 6,793,466
Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series 2023
:
3,750 (e) 5.750%, 11/01/49 - AGM Insured, (UB) 11/33 at 100.00 4,161,653
3,550 (e) 5.000%, 11/01/51 - AGM Insured, (UB) 11/33 at 100.00 3,727,127
TOTAL NEW YORK 2,126,653,892
NORTH CAROLINA - 0.4%
5,000 (e) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 4.000%, 7/01/51, (AMT), (UB)
7/31 at 100.00 4,683,356
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2023B
:
5,075 (e) 5.000%, 7/01/48, (AMT), (UB) 7/33 at 100.00 5,357,725
7,250 (e) 5.250%, 7/01/53, (AMT), (UB) 7/33 at 100.00 7,733,228
8,540 (e) Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Series 2022A, 4.000%, 7/01/52, (UB)
7/32 at 100.00 8,398,162
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
3,625 (e) 5.250%, 7/01/48 - AGM Insured, (AMT), (UB) 7/33 at 100.00 3,880,144
5,100 (e) 5.250%, 7/01/53 - AGM Insured, (AMT), (UB) 7/33 at 100.00 5,420,401
1,600 (d) Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 5.375%, 3/01/40
3/25 at 100.00 1,502,118
19,065 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 19,080,330
3,485 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Social Series 2023-51, 4.500%, 1/01/48
7/32 at 100.00 3,410,631
6,951 Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds,
Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56, (Mandatory Put
7/01/34)
7/33 at 100.00 6,203,287
TOTAL NORTH CAROLINA 65,669,382
NORTH DAKOTA - 0.3%
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2023A
:
4,585 (e) 5.000%, 12/01/48 - AGM Insured, (UB) 12/33 at 100.00 4,781,162
7,450 (e) 5.000%, 12/01/53 - AGM Insured, (UB) 12/33 at 100.00 7,711,559
10,000 (e) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023A, 4.600%, 7/01/43, (UB)
7/32 at 100.00 10,110,500
4,690 (e) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023D, 4.550%, 7/01/48, (UB)
7/32 at 100.00 4,705,976

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NORTH DAKOTA (continued)
$ 8,870 (e) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.700%, 7/01/49, (UB)
7/33 at 100.00 $ 8,877,606
Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013
:
3,029 (c) 6.250%, 3/01/24 No Opt. Call 1,514,219
14,037 (c) 7.750%, 9/01/38 7/24 at 100.00 7,018,675
TOTAL NORTH DAKOTA 44,719,697
OHIO - 2.9%
Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016
:
2,800 5.250%, 11/15/41 11/26 at 100.00 2,851,045
15,400 5.250%, 11/15/46 11/26 at 100.00 15,595,521
348,890 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 32,730,383
112,560 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 103,920,581
Columbus-Franklin County Finance Authority
:
4,625 (d) 5.000%, 12/01/45 12/29 at 100.00 4,650,358
5,185 (d) 5.000%, 12/01/53 12/29 at 100.00 5,148,986
1,500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 1,497,601
15,875 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 16,191,263
6,275 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 5,025,523
14,500 (e) Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 4.125%, 5/15/45, (UB)
5/25 at 100.00 14,188,427
17,540 (e) Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2018A, 4.000%, 5/15/47, (UB)
5/28 at 100.00 16,637,606
33,880 (e) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/42, (UB)
8/27 at 100.00 34,592,815
6,765 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2020, 5.000%, 9/15/50
3/30 at 100.00 6,699,915
3,800 (d),(e) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Tender Option Bond Trust 2015-XF1005, 6.153%, 2/01/44, (IF)
2/24 at 100.00 3,799,720
2,000 Hardin County, Ohio Economic Development Facility Revenue Bonds,
Ohio Northern University, Refunding & Improvement Series 2020, 5.500%,
5/01/50
5/27 at 103.00 1,889,375
2,405 (d) Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40
12/29 at 100.00 2,222,103
3,035 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
7/24 at 100.00 2,845,416
6,120 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33
7/24 at 100.00 5,843,342

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO (continued)
$ 4,515 (d) Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North
Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%,
12/01/41
12/26 at 100.00 $ 4,303,686
20,615 (d) Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 19,276,682
30,400 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 29,375,447
4,350 (d) Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.500%, 1/15/48, (AMT)
1/28 at 100.00 4,318,696
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2023B
:
3,635 (e) 4.900%, 9/01/48, (UB) 9/32 at 100.00 3,704,889
4,120 (e) 4.950%, 9/01/54, (UB) 9/32 at 100.00 4,198,386
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A
:
4,465 (e) 4.550%, 9/01/49, (UB) 9/33 at 100.00 4,484,242
13,955 (e) 4.650%, 9/01/54, (UB) 9/33 at 100.00 13,850,692
6,960 (e) Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A, 5.000%, 1/15/50, (UB)
1/30 at 100.00 7,179,530
Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015
:
1,000 5.000%, 12/31/39, (AMT) 6/25 at 100.00 1,003,033
6,530 5.000%, 6/30/53, (AMT) 6/25 at 100.00 6,544,766
10,135 (e) Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 10,769,326
13,345 (e) Port of Greater Cincinnati Development Authority, Ohio, Duke Energy
Convention Center Project, TOT First Subordinate Development Revenue
Bonds, Refunding Series 2024B, 5.000%, 12/01/63, (UB)
6/34 at 100.00 13,964,671
Port of Greater Cincinnati Development Authority, Ohio, Duke Energy
Convention Center Project, TOT Second Subordinate Development
Revenue Bonds, Refunding Series 2024C
:
1,000 5.250%, 12/01/53 - AGM Insured 6/34 at 100.00 1,069,604
1,000 5.250%, 12/01/58 - AGM Insured 6/34 at 100.00 1,067,991
1,300 5.250%, 12/01/63 - AGM Insured 6/34 at 100.00 1,388,388
16,915 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development - Phase
2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 16,773,471
13,735 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 11,483,461
25,585 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 25,623,836
22,870 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.750%, 12/01/52
12/32 at 100.00 24,902,141
TOTAL OHIO 481,612,918
OKLAHOMA - 0.4%
1,500 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 1,054,339
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OKLAHOMA (continued)
$ 13,235 5.500%, 8/15/52 8/28 at 100.00 $ 13,616,706
8,230 5.500%, 8/15/57 8/28 at 100.00 8,446,927
2,910 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 3,026,901
10,000 (e) Oklahoma Water Resources Board, Oklahoma, State Loan Program
Revenue Bonds, Series 2023B, 4.125%, 10/01/53, (UB)
10/33 at 100.00 9,808,503
4,665 Osage County Industrial Authority, Oklahoma, Sales and Use Tax Revenue
Bonds, Refunding Series 2023, 5.750%, 9/01/53
9/31 at 100.00 4,683,445
Payne County Economic Development Authority, Oklahoma, Revenue
Bonds, Epworth Living at the Ranch, Series 2016A
:
2,828 (c) 6.875%, 11/01/46 11/26 at 100.00 5,657
4,149 (c) 7.000%, 11/01/51 11/26 at 100.00 8,298
9,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
7/24 at 100.00 9,007,843
2,850 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35, (AMT)
7/24 at 100.00 2,852,483
10,705 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
7/24 at 100.00 10,714,328
TOTAL OKLAHOMA 63,225,430
OREGON - 0.2%
10,000 (e) Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 4.000%, 8/15/45 - AGM
Insured, (UB)
8/30 at 100.00 9,616,916
815 (d) Oregon Facilities Authority, Revenue Bonds, Howard Street Charter
School Project, Series 2019A, 5.250%, 6/15/55
6/27 at 102.00 768,694
Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A
:
670 (d) 5.000%, 6/15/39 6/27 at 102.00 659,590
1,810 (d) 5.000%, 6/15/49 6/27 at 102.00 1,694,879
Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A
:
550 (d) 5.500%, 6/15/35 6/25 at 100.00 553,642
1,650 (d) 5.750%, 6/15/46 6/25 at 100.00 1,658,152
3,625 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.250%, 6/15/51
6/25 at 100.00 3,548,149
10,000 (e) Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/51, (UB)
1/32 at 100.00 9,533,780
2,410 (d) Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 7.000%, 6/15/52
6/32 at 100.00 2,498,954
275 (d) Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022B, 9.000%, 6/15/29
No Opt. Call 276,338
3,125 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.375%, 7/01/45
7/25 at 100.00 3,092,047
2,480 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
7/24 at 100.00 2,483,029
TOTAL OREGON 36,384,170
PENNSYLVANIA - 1.9%
12,905 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
7/24 at 100.00 12,910,056

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A
:
$ 5,300 (e) 5.000%, 1/01/51, (AMT), (UB) 1/31 at 100.00 $ 5,461,990
11,000 4.000%, 1/01/56 - AGM Insured, (AMT) 1/31 at 100.00 10,119,924
5,000 (e) 5.000%, 1/01/56, (AMT), (UB) 1/31 at 100.00 5,137,783
2,790 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 6.000%, 7/15/38
7/24 at 100.00 2,792,992
4,000 (d) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57
6/29 at 103.00 3,591,172
Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017
:
2,400 (d) 6.000%, 7/01/37 7/24 at 100.00 2,400,708
11,015 (d) 6.250%, 7/01/47 7/24 at 100.00 11,016,920
5,420 (d) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42
5/31 at 100.00 5,677,411
2,100 (d) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/42
5/28 at 100.00 2,110,409
9,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 7,934,428
13,965 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 8,797,950
10,530 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
7/24 at 100.00 6,633,900
Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B
:
8,160 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 6,747,983
6,305 (e) 4.000%, 12/01/51 - BAM Insured, (UB) 12/31 at 100.00 6,044,851
Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A
:
705 5.000%, 12/01/30 12/25 at 100.00 620,406
680 5.000%, 12/01/35 12/25 at 100.00 543,038
1,400 5.250%, 12/01/45 12/25 at 100.00 948,462
3,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2017A, 5.250%, 10/15/47
4/27 at 100.00 2,948,308
1,000 (d) Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2022, 6.000%, 10/15/52
10/32 at 100.00 1,034,173
Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018
:
440 (d) 5.000%, 3/01/38 3/28 at 100.00 434,177
1,208 (d) 5.125%, 3/01/48 3/28 at 100.00 1,145,810
1,595 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 1,595,254
3,000 (d) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53
10/28 at 100.00 2,352,156

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 3,000 (e) Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 4.000%, 7/15/43, (UB)
1/28 at 100.00 $ 2,818,643
8,455 (e) Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 4.000%, 6/01/41,
(UB)
6/24 at 100.00 8,312,290
5,000 (e) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/48, (UB)
9/28 at 100.00 5,093,652
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B
:
8,405 4.000%, 5/01/52 - AGM Insured 5/32 at 100.00 7,830,769
9,000 (e) 5.000%, 5/01/57, (UB) 5/32 at 100.00 9,248,161
1,000 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 1,020,475
1,071 (c) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 6/30/27
7/24 at 100.00 192,843
590 (c) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 6/30/27, (cash 5.000%, PIK 5.000%)
No Opt. Call 106,221
3,420 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
7/24 at 100.00 3,425,580
30,690 (c),(d),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40
6/30 at 100.00 3,069
30,690 (c),(d),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT)
6/30 at 100.00 3,069
29,220 (c),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 2,922
17,565 (c),(d),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Taxable Series 2020B-2, 10.000%, 12/01/29
No Opt. Call 1,756
1,700 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding
Series 2009B, 5.250%, 12/01/38, (Mandatory Put 6/01/27)
6/26 at 100.00 1,717,726
2,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding
Series 2009C, 5.250%, 12/01/37, (Mandatory Put 6/01/27)
6/26 at 100.00 2,677,377
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
1,990 5.750%, 6/30/48, (AMT) 12/32 at 100.00 2,160,838
3,925 5.250%, 6/30/53, (AMT) 12/32 at 100.00 4,080,142
12,885 (e) 5.000%, 12/31/57 - AGM Insured, (AMT), (UB) 12/32 at 100.00 13,326,239
5,000 (d) Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Green Series 2019A, 3.250%,
8/01/39, (AMT)
8/24 at 100.00 3,984,763
2,765 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
7/24 at 100.00 2,269,800

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 2,500 (e) Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44,
(UB)
8/29 at 100.00 $ 2,447,526
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A
:
5,000 (e) 5.000%, 10/01/43, (UB) 10/32 at 100.00 5,195,311
10,000 (e) 5.000%, 10/01/50, (UB) 10/32 at 100.00 10,312,482
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A
:
25,000 (e) 4.600%, 10/01/49, (UB) 10/32 at 100.00 24,893,900
6,440 (e) 4.650%, 10/01/51, (UB) 10/32 at 100.00 6,490,845
8,475 (e) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023A, 5.000%, 12/01/53, (UB)
12/33 at 100.00 9,122,419
Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Series 2017A
:
1,445 5.000%, 7/01/37 7/27 at 100.00 1,386,294
1,575 5.000%, 7/01/42 7/27 at 100.00 1,438,667
2,605 5.000%, 7/01/49 7/27 at 100.00 2,242,809
724 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
7/24 at 100.00 738,263
11,855 (d) Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50
12/27 at 100.00 11,305,029
910 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%,
5/01/33
7/24 at 100.00 910,332
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Southwest Leadership Academy, Series 2017
:
330 6.470%, 11/01/37 11/27 at 100.00 309,797
4,785 6.600%, 11/01/47 11/27 at 100.00 4,269,960
10,000 (e) Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2023B, 5.500%, 9/01/53 - AGM Insured, (UB)
9/33 at 100.00 11,208,712
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
7/24 at 100.00 788,550
32,385 (e) Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49, (UB)
6/29 at 100.00 30,685,396
7,500 (d) Southcentral Pennsylvania General Authority, Revenue Bonds, York
Academy Regional Charter School Project, Series 2018A, 6.000%, 7/15/38
7/28 at 100.00 7,757,201
TOTAL PENNSYLVANIA 308,780,089
PUERTO RICO - 7.7%
79,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
7/24 at 19.21 14,909,156
40,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
7/24 at 8.59 2,880,588
2,592 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
7/24 at 100.00 2,592,804
736 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico Highway and
Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.993%,
12/06/49
No Opt. Call 399,791
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
$ 27,900 (d) 4.000%, 7/01/42 7/32 at 100.00 $ 26,224,345
5,965 (d) 4.000%, 7/01/47 7/32 at 100.00 5,381,459
24,780 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 25,112,518
19,165 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42
7/31 at 100.00 18,017,714
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
21,525 (d) 4.000%, 7/01/42 7/31 at 100.00 20,232,224
39,855 (d) 4.000%, 7/01/47 7/31 at 100.00 35,956,085
102,725 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
7/24 at 100.00 48,537,563
1,465 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.500%, 1/01/26
No Opt. Call 688,550
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD
:
4,505 (c) 5.000%, 1/01/26 No Opt. Call 2,117,350
30 (c) 5.000%, 1/01/26 No Opt. Call 14,100
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A
:
2 (c) 3.957%, 7/01/42 7/24 at 100.00 945
3 (c) 3.961%, 7/01/42 7/24 at 100.00 1,417
5,845 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 1/01/26
No Opt. Call 2,747,150
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT
:
7,260 (c) 5.000%, 1/01/26 No Opt. Call 3,412,200
5,165 (c) 5.000%, 1/01/26 No Opt. Call 2,427,550
2,040 (c) 5.000%, 1/01/26 No Opt. Call 958,800
250 (c) 5.000%, 1/01/26 No Opt. Call 117,500
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
11,270 (c) 5.250%, 1/01/26 No Opt. Call 5,296,900
15 (c) 5.250%, 1/01/26 No Opt. Call 7,050
630 (c) 5.250%, 7/01/27 7/24 at 100.00 297,675
8,900 (c) 5.250%, 7/01/28 7/24 at 100.00 4,205,250
3 (c) 5.250%, 7/01/28 7/24 at 100.00 1,417
2,735 (c) 5.250%, 7/01/29 7/24 at 100.00 1,292,288
5,770 (c) 5.250%, 7/01/30 7/24 at 100.00 2,726,325
4,475 (c) 5.250%, 7/01/31 7/24 at 100.00 2,114,437
3 (c) 5.250%, 7/01/31 7/24 at 100.00 1,418
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC
:
1,510 (c) 4.250%, 1/01/26 No Opt. Call 709,700
280 (c) 5.000%, 1/01/26 No Opt. Call 131,600
185 (c) 5.000%, 1/01/26 No Opt. Call 86,950
4,840 (c) 5.250%, 7/01/26 7/24 at 100.00 2,286,900
23,345 (c) 5.250%, 7/01/27 7/24 at 100.00 11,030,513
1 (c) 3.645%, 7/01/28 7/24 at 100.00 472
6,200 (c) 5.250%, 7/01/28 7/24 at 100.00 2,929,500
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX
:
400 (c) 5.250%, 7/01/27 7/24 at 100.00 189,000
5,525 (c) 5.750%, 7/01/36 7/24 at 100.00 2,610,563

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:
$ 205 (c) 5.000%, 7/01/24 7/24 at 100.00 $ 96,350
10,510 (c) 5.250%, 7/01/24 7/24 at 100.00 4,939,700
21,705 (c) 5.250%, 7/01/25 7/24 at 100.00 10,255,613
60 (c) 4.250%, 1/01/26 No Opt. Call 28,200
475 (c) 5.000%, 1/01/26 No Opt. Call 223,250
135 (c) 5.000%, 1/01/26 No Opt. Call 63,450
125 (c) 5.000%, 1/01/26 No Opt. Call 58,750
6,535 (c) 5.250%, 1/01/26 No Opt. Call 3,071,450
5,690 (c) 5.250%, 1/01/26 No Opt. Call 2,674,300
1,150 (c) 5.250%, 1/01/26 No Opt. Call 540,500
590 (c) 5.250%, 1/01/26 No Opt. Call 277,300
250 (c) 5.000%, 7/01/26 7/24 at 100.00 118,125
25,760 (c) 5.250%, 7/01/26 7/24 at 100.00 12,171,600
255 (c) 5.000%, 7/01/28 7/24 at 100.00 120,487
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
13,080 (c) 5.050%, 1/01/26 7/23 at 100.00 6,180,300
2,840 (c) 4.800%, 7/01/29 7/24 at 100.00 1,341,900
17,685 (c) 5.000%, 7/01/29 7/24 at 100.00 8,356,162
3 (c) 4.102%, 7/01/36 7/24 at 100.00 1,418
1,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016D-4-RSA-1, 7.500%, 1/01/26
No Opt. Call 470,000
14,585 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 5.400%, 7/01/28
7/24 at 100.00 6,891,413
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT
:
1,065 (c) 5.000%, 7/01/24 7/24 at 100.00 500,550
910 (c) 5.000%, 7/01/25 7/24 at 100.00 429,975
90 (c) 5.000%, 7/01/26 7/24 at 100.00 42,525
2,290 (c) 5.000%, 7/01/27 7/24 at 100.00 1,082,025
21,440 (c) 5.000%, 7/01/32 7/24 at 100.00 10,130,400
43,235 (c) 5.000%, 7/01/37 7/24 at 100.00 20,428,537
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
105 (c) 5.500%, 1/01/24 No Opt. Call 49,350
1,865 (c) 5.250%, 7/01/25 7/24 at 100.00 881,213
4,245 (c) 5.375%, 1/01/26 No Opt. Call 1,995,150
2,915 (c) 5.375%, 1/01/26 No Opt. Call 1,370,050
550 (c) 5.375%, 1/01/26 0 at 100.00 258,500
2,895 (c) 5.500%, 1/01/26 No Opt. Call 1,360,650
3,735 (c) 5.000%, 7/01/28 7/24 at 100.00 1,764,787
16,605 (c) 5.250%, 7/01/33 7/24 at 100.00 7,845,863
30,910 (c) 5.500%, 7/01/38 7/24 at 100.00 14,604,975
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA
:
3,420 (c) 5.250%, 1/01/26 No Opt. Call 1,607,400
2,800 (c) 5.250%, 7/01/26 7/24 at 100.00 1,323,000
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC
:
3,225 (c) 5.000%, 7/01/24 7/24 at 100.00 1,515,750
2,000 (c) 4.625%, 7/01/25 7/24 at 100.00 945,000
890 (c) 5.000%, 7/01/25 7/24 at 100.00 420,525
30 (c) 4.750%, 7/01/26 7/24 at 100.00 14,175
365 (c) 5.000%, 7/01/27 7/24 at 100.00 172,462
2,220 (c) 5.000%, 7/01/28 7/24 at 100.00 1,048,950
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX
:
1,960 (c) 4.625%, 7/01/25 7/24 at 100.00 926,100
215 (c) 4.750%, 7/01/26 7/24 at 100.00 101,587
3,060 (c) 5.250%, 7/01/26 7/24 at 100.00 1,445,850
405 (c) 4.875%, 7/01/27 7/24 at 100.00 191,362

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
$ 6,460 (c) 5.250%, 7/01/35 7/24 at 100.00 $ 3,052,350
83,005 (c) 5.250%, 7/01/40 7/24 at 100.00 39,219,863
1,620 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010ZZ,
5.250%, 1/01/26
No Opt. Call 761,400
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
235 (c) 7.250%, 7/01/30 7/24 at 100.00 111,038
9,220 (c) 7.000%, 7/01/33 7/24 at 100.00 4,356,450
18,645 (c) 6.750%, 7/01/36 7/24 at 100.00 8,809,762
5,820 (c) 7.000%, 7/01/40 7/24 at 100.00 2,749,950
53,395 (c) 5.000%, 7/01/42 7/24 at 100.00 25,229,137
19,715 (c) 7.000%, 7/01/43 7/24 at 100.00 9,315,338
Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE
:
5,400 (c) 5.950%, 7/01/30 7/24 at 100.00 2,551,500
75,300 (c) 6.050%, 7/01/32 7/24 at 100.00 35,579,250
34,730 (c) 6.250%, 7/01/40 7/24 at 100.00 16,409,925
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
266,212 0.000%, 7/01/46 7/28 at 41.38 86,086,601
241,918 0.000%, 7/01/51 7/28 at 30.01 56,921,249
136,395 5.000%, 7/01/58 7/28 at 100.00 136,424,339
50,220 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 0.000%, 7/01/51
7/28 at 30.01 11,707,527
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
3,500 4.329%, 7/01/40 7/28 at 100.00 3,464,930
4,353 4.536%, 7/01/53 7/28 at 100.00 4,164,894
55,066 4.784%, 7/01/58 7/28 at 100.00 54,463,567
20,547 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 12,970,410
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1 5.375%, 7/01/25 No Opt. Call 741
2,809 5.750%, 7/01/31 No Opt. Call 3,124,478
37,000 0.000%, 7/01/33 7/31 at 89.94 24,739,570
21,416 4.000%, 7/01/37 7/31 at 103.00 20,677,692
18,421 4.000%, 7/01/41 7/31 at 103.00 17,230,624
105,721 4.000%, 7/01/46 7/31 at 103.00 96,047,071
Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022
:
259,253 0.000%, 11/01/43 No Opt. Call 159,116,542
13,807 1.000%, 11/01/51 No Opt. Call 7,162,102
University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P
:
7,050 5.000%, 6/01/25 7/24 at 100.00 7,009,471
2,105 5.000%, 6/01/26 7/24 at 100.00 2,080,016
8,875 5.000%, 6/01/30 7/24 at 100.00 8,613,732
University of Puerto Rico, University System Revenue Bonds, Series 2006Q
:
1,355 5.000%, 6/01/25 7/24 at 100.00 1,347,210
3,345 5.000%, 6/01/26 7/24 at 100.00 3,305,299
7,203 5.000%, 6/01/30 7/24 at 100.00 6,990,953
4,882 5.000%, 6/01/36 7/24 at 100.00 4,670,472
TOTAL PUERTO RICO 1,255,450,199

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
RHODE ISLAND - 0.3%
$ 253,805 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
7/24 at 19.24 $ 47,024,813
TOTAL RHODE ISLAND 47,024,813
SOUTH CAROLINA - 1.2%
Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021
:
400 (d) 3.875%, 5/01/41 5/29 at 100.00 299,393
350 (d) 4.000%, 5/01/52 5/29 at 100.00 251,102
2,735 (d) Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46
7/24 at 105.00 2,483,951
Lancaster County, South Carolina, Special Assessment Bonds, Edgewater
II Improvement District, Capital Appreciation Series 2007-A&B
:
29,195 0.000%, 11/01/39 7/24 at 31.35 8,051,313
9,165 0.000%, 11/01/39 7/24 at 31.35 2,212,692
19,375 (e) Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023B-1, 5.250%, 2/01/54, (Mandatory Put
3/01/31), (UB)
12/30 at 100.08 20,988,792
3,500 (d) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55
1/30 at 100.00 3,124,492
1,885 (d) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School Project,
Series 2014, 7.750%, 11/15/45
11/26 at 100.00 1,994,687
4,000 (d) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A, 5.250%, 8/15/46
2/25 at 100.00 3,799,104
20,980 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project, Series
2022A-1, 5.750%, 6/01/52
No Opt. Call 16,413,942
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project, Series
2014A
:
1,370 (d),(h) 7.000%, 11/01/33, (Pre-refunded 11/01/24) 11/24 at 100.00 1,383,479
11,515 (d),(h) 7.250%, 11/01/45, (Pre-refunded 11/01/24) 11/24 at 100.00 11,637,703
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.750%, 10/01/45
10/27 at 103.00 978,309
5,870 (d) South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.750%, 6/15/49
12/26 at 100.00 5,982,602
7,775 (d) South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55
11/26 at 100.00 7,185,635
1,905 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A,
7.125%, 6/15/53
6/33 at 100.00 1,995,313
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A
:
2,830 (d) 5.000%, 6/15/51 6/29 at 100.00 2,342,976
905 (d) 5.000%, 6/15/56 6/29 at 100.00 734,486
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A
:
1,585 (d) 7.000%, 6/15/53 6/31 at 100.00 1,641,240

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SOUTH CAROLINA (continued)
$ 1,020 (d) 7.125%, 6/15/58 6/31 at 100.00 $ 1,060,370
South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013
:
750 5.000%, 5/01/43 7/24 at 100.00 639,613
1,255 5.125%, 5/01/48 7/24 at 100.00 1,053,860
10,000 (e) South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, AnMed Health Project, Series 2023, 5.250%, 2/01/53, (UB)
2/33 at 100.00 10,731,612
15,525 (e) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56, (UB)
12/26 at 100.00 15,595,752
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
:
16,000 (e) 4.000%, 12/01/47, (UB) 6/32 at 100.00 15,156,152
13,020 (e) 4.000%, 12/01/52 - BAM Insured, (UB) 6/32 at 100.00 11,974,619
39,865 (e) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/55 - BAM Insured,
(UB)
6/32 at 100.00 36,306,180
8,715 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48
7/24 at 100.00 8,715,273
1,110 (e) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55, (UB)
12/25 at 100.00 1,114,359
7,280 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42
7/24 at 100.00 6,892,864
2,875 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41
7/24 at 100.00 2,722,873
TOTAL SOUTH CAROLINA 205,464,738
SOUTH DAKOTA - 0.1%
6,400 (d) Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds,
Series 2014C, 6.000%, 3/01/32
7/24 at 100.00 5,164,125
5,630 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 5,409,451
TOTAL SOUTH DAKOTA 10,573,576
TENNESSEE - 1.6%
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B
:
815 (d) 0.000%, 12/01/25 No Opt. Call 756,768
845 (d) 0.000%, 12/01/26 No Opt. Call 742,763
1,665 (d) 0.000%, 12/01/31 No Opt. Call 1,093,871
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A
:
6,650 (d) 5.000%, 12/01/35 12/26 at 100.00 6,403,266
2,550 (d) 5.125%, 12/01/42 12/26 at 100.00 2,428,680
66,100 (e) Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40, (UB)
7/28 at 100.00 63,005,575
Knox County Health, Educational, and Housing Facilities Board, Revenue
Bonds, Provident Group - UTK Properties LLC - University of Tennessee
Project, Student Housing Series 2024A-1
:
2,000 (e) 5.500%, 7/01/59 - BAM Insured, (UB) 7/33 at 100.00 2,167,273
4,000 (e) 5.000%, 7/01/64 - BAM Insured, (UB) 7/33 at 100.00 4,112,017
Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project,
Series 2014
:
5,546 (c),(d) 5.250%, 5/01/25 11/24 at 100.00 199,648

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE (continued)
$ 45,543 (c),(d) 6.000%, 5/01/34 11/24 at 100.00 $ 1,639,567
4,485 Memphis Health, Educational and Housing Facilities Board, Tennessee,
Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series
2014A, 5.875%, 3/01/44
7/24 at 100.00 2,489,175
Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A
:
4,405 (c) 5.500%, 7/01/37 7/27 at 100.00 3,385,340
5,150 (c) 5.625%, 1/01/46 7/27 at 100.00 3,611,158
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
13,075 (e) 5.250%, 7/01/48 - AGM Insured, (UB) 1/34 at 100.00 14,271,249
8,565 (e) 5.250%, 7/01/53 - AGM Insured, (UB) 1/34 at 100.00 9,279,457
11,300 (e) 5.250%, 7/01/56 - AGM Insured, (UB) 1/34 at 100.00 12,215,889
8,250 (e) Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.250%, 5/01/53, (UB)
5/33 at 100.00 8,779,223
5,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A, 5.000%, 10/01/45
10/26 at 100.00 5,020,120
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E
:
3,975 (d) 5.250%, 6/01/47 6/26 at 100.00 3,979,831
3,250 (d) 5.375%, 6/01/52 6/26 at 100.00 3,256,573
8,415 (e) Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46, (UB)
7/26 at 100.00 8,482,463
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
8,500 (e) 5.250%, 7/01/47, (AMT), (UB) 7/32 at 100.00 9,064,535
4,000 (e) 5.000%, 7/01/52, (AMT), (UB) 7/32 at 100.00 4,141,202
8,625 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 8,846,736
6,500 (e) Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT), (UB)
7/30 at 100.00 6,667,105
1,450 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A,
5.375%, 9/01/41
7/24 at 100.00 1,218,891
5,000 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2023-3A, 5.350%, 7/01/48
7/32 at 100.00 5,218,397
Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-1A
:
1,500 (e) 4.700%, 7/01/49, (UB) 1/33 at 100.00 1,502,268
1,155 (e) 4.800%, 7/01/54, (UB) 1/33 at 100.00 1,165,741
Tennessee Housing Development Agency, Residential Finance Program
Bonds, Tender Option Bond Trust Series 2023-XL0448
:
7,400 (e) 4.550%, 7/01/48, (UB) 7/32 at 100.00 7,425,207
4,000 (e) 4.700%, 7/01/53, (UB) 7/32 at 100.00 3,989,192
The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A
:
18,170 (c),(d) 7.375%, 6/01/37 6/27 at 100.00 744,970
17,235 (c),(d) 7.500%, 6/01/47 6/27 at 100.00 706,635

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE (continued)
$ 43,500 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call $ 44,955,649
11,415 (c),(d) Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46
7/24 at 100.00 7,419,749
TOTAL TENNESSEE 260,386,183
TEXAS - 8.9%
4,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48
9/29 at 100.00 4,136,775
1,500 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 2 Project, Series 2022, 6.000%, 9/01/52
9/32 at 100.00 1,524,686
3,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.750%, 9/01/48
9/29 at 100.00 3,118,064
Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Major Improvement Area Project, Series 2021
:
200 (d) 4.500%, 9/15/31 No Opt. Call 188,370
525 (d) 5.000%, 9/15/51 9/31 at 100.00 500,444
1,191 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods and Lindsey
Place Public Improvement District Area 1 Project, Series 2023, 5.875%,
9/15/53
9/31 at 100.00 1,213,524
2,250 Anson Education Facilities Corporation, Texas, Education Revenue Bonds,
Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45
8/26 at 100.00 2,257,250
750 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 5.000%, 9/01/37
9/27 at 100.00 754,111
Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of  Argyle
Public Improvement District Project, Series 2018
:
2,100 (d) 5.125%, 9/01/38 9/28 at 100.00 2,108,969
3,905 (d) 5.250%, 9/01/47 9/28 at 100.00 3,909,328
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A
:
3,430 4.375%, 2/15/51 2/30 at 100.00 2,549,897
1,500 4.500%, 2/15/56 2/30 at 100.00 1,105,742
5,800 (d) Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Magellan International School, Series 2022, 6.375%,
6/01/62
6/29 at 103.00 6,072,623
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A
:
1,000 5.000%, 8/15/38 8/27 at 100.00 1,004,530
1,800 5.000%, 8/15/48 8/27 at 100.00 1,743,518
900 5.000%, 8/15/53 8/27 at 100.00 862,681
ate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 3B, Series 2023
:
1,000 (d) 5.125%, 8/15/43 8/31 at 100.00 998,098
1,000 (d) 5.375%, 8/15/53 8/31 at 100.00 1,002,590
1,750 (d) Aubrey Public Improvement District 1, Denton County, Texas, Special
Assessment Revenue Bonds, Series 2023, 6.000%, 9/01/53
9/31 at 100.00 1,778,262
1,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 3B Project, Series 2022,
6.000%, 9/01/45
9/32 at 100.00 1,028,962

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 3,800 (d) Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 6.200%,
9/01/47
9/27 at 100.00 $ 3,909,526
20,915 (e) Austin Community College District, Texas, General Obligation Bonds,
Limited Tax Series 2023, 5.250%, 8/01/53, (UB)
8/33 at 100.00 22,960,564
5,000 Austin, Texas, Airport System Revenue Bonds, Series 2022, 5.250%,
11/15/47, (AMT)
11/32 at 100.00 5,344,706
20,000 (e) Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2023, 5.250%, 11/15/53, (UB)
11/33 at 100.00 21,876,182
4,680 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District, Series
2013, 6.000%, 11/01/28
7/24 at 100.00 4,681,206
1,500 (d) Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 2, Series 2022, 5.500%, 11/01/51
11/32 at 100.00 1,508,930
3,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51
9/31 at 100.00 2,831,635
12,175 (e) Bexar County Hospital District, Texas, Certificates of Obligation, Series
2022, 4.250%, 2/15/52, (UB)
2/32 at 100.00 11,945,812
24,500 (e) Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 4.250%, 2/15/53, (UB)
8/32 at 100.00 23,963,844
5,870 Bonham Independent School District, Fannin County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 2/15/49
8/33 at 100.00 5,692,914
1,410 (d) Boyd Public Improvement District 1, Texas, Special Assessment Revenue
Bonds, Improvement Area 1 Project Series 2024, 5.500%, 9/15/53
9/31 at 100.00 1,411,613
1,120 Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021, 3.000%, 9/01/46
9/26 at 100.00 835,949
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phase 1 Project, Series 2018
:
1,635 (d) 5.125%, 9/01/38 9/28 at 100.00 1,641,983
4,135 (d) 5.250%, 9/01/47 9/28 at 100.00 4,142,649
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phases 2-7 Major Improvement Project, Series
2018
:
4,230 (d) 5.500%, 9/01/38 9/28 at 100.00 4,307,037
7,480 (d) 5.625%, 9/01/48 9/28 at 100.00 7,584,875
1,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill Public
Improvement District  2 Phase 2 & 3 Direct Improvement Project, Series
2023, 6.000%, 9/01/53
9/31 at 100.00 1,009,717
5,630 (d) Celina, Texas, Special Assessment Revenue Bonds, Columns Public
Improvement District Project, Series 2018, 6.250%, 9/01/48
9/28 at 100.00 5,775,586
5,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.625%, 9/01/48
9/28 at 100.00 5,014,487
2,500 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows
Public Improvement District, Improvement Area 1 District Series 2023,
5.500%, 9/01/53
9/33 at 100.00 2,512,207
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 2-3 Major Improvement Project, Series
2021
:
350 (d) 5.250%, 9/01/41 9/31 at 100.00 348,058
640 (d) 5.500%, 9/01/50 9/31 at 100.00 641,480

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 995 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46
9/26 at 100.00 $ 986,718
Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018
:
325 (d) 5.375%, 9/01/38 9/28 at 100.00 329,652
408 (d) 5.500%, 9/01/46 9/28 at 100.00 412,444
1,111 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Project, Series 2018, 5.625%, 9/01/38
9/28 at 100.00 1,137,235
Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement Project,
Series 2015
:
1,625 6.000%, 9/01/30 7/24 at 102.00 1,636,215
7,070 6.250%, 9/01/40 7/24 at 102.00 7,147,351
1,825 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023, 5.500%, 9/01/53
9/33 at 100.00 1,827,383
Celina, Texas, Special Assessment Revenue Bonds, North Sky Public
Improvement District Improvement Area 1 Project, Series 2023
:
1,000 5.375%, 9/01/43 9/33 at 100.00 1,008,042
1,200 5.625%, 9/01/52 9/33 at 100.00 1,213,750
3,115 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46
9/27 at 100.00 3,182,943
1,245 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/46
9/27 at 100.00 1,263,116
1,100 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023, 6.750%, 9/01/53
9/33 at 100.00 1,114,055
1,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East
Public Improvement District Phase 1 Project, Series 2022, 4.125%, 9/01/51
9/31 at 100.00 828,485
5,370 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 7.250%, 9/01/45
9/24 at 102.00 5,482,632
5,065 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022, 4.000%, 9/01/51
9/31 at 100.00 4,252,841
9,540 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
9/24 at 102.00 9,750,288
2,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Ten Mile Creek Public
Improvement District Major Improvement Area Project, Series 2023,
5.750%, 9/01/52
9/33 at 100.00 2,033,543
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021
:
1,000 (d) 4.250%, 9/01/41 9/31 at 100.00 906,794
1,380 (d) 4.500%, 9/01/51 9/31 at 100.00 1,220,773
Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2016
:
1,140 (d) 5.000%, 9/01/36 9/24 at 101.00 1,144,698
1,645 (d) 5.250%, 9/01/46 9/24 at 101.00 1,631,308
1,395 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 6.250%, 9/01/45
9/24 at 100.00 1,396,882

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 500 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022, 5.500%, 9/01/42
9/32 at 100.00 $ 507,050
1,500 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 6-7 Project,
Series 2024, 5.750%, 9/01/54
9/32 at 100.00 1,524,649
9,295 (e) Chamber County, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2023, 4.000%, 3/01/53, (UB)
3/32 at 100.00 8,801,004
14,850 (e) Chapel Hill Independent School District, Smith County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 2/15/53, (UB)
8/33 at 100.00 14,188,143
3,000 (d) City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 5.375%, 9/15/52
9/32 at 100.00 2,948,864
1,500 (d) City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022, 6.125%, 9/15/52
9/32 at 100.00 1,522,132
City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018
:
1,835 5.600%, 9/01/38 9/28 at 100.00 1,868,340
2,940 5.700%, 9/01/47 9/28 at 100.00 2,976,856
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016
:
1,335 6.250%, 9/01/35 9/24 at 102.00 1,364,113
3,115 6.500%, 9/01/46 9/24 at 102.00 3,182,426
1,200 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 1,163,369
1,640 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 1,314,563
8,000 (e) Corpus Christi, Texas, Utility System Revenue Bonds, Refunding &
Improvement Senior Lien Series 2024, 4.250%, 7/15/54, (UB)
7/34 at 100.00 7,766,875
22,620 (e) Corpus Christi, Texas, Utility System Revenue Bonds, Senior Lien
Improvement Refunding Series 2023, 4.125%, 7/15/53, (UB)
7/33 at 100.00 21,685,419
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Cartwright Ranch Public Improvement District Major Improvement Area
Project, Series 2021
:
750 (d) 5.000%, 9/15/41 9/31 at 100.00 730,429
1,000 (d) 5.250%, 9/15/51 9/31 at 100.00 974,905
4,165 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Improvement Area 1 Project,
Series 2022, 6.125%, 9/15/52
9/32 at 100.00 4,341,913
1,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential, Major
Improvement Area Project, Series 2022, 6.750%, 9/15/52
9/32 at 100.00 1,056,945
Crowley Independent School District, Tarrant and Johnson Counties,
Texas, General Obligation Bonds, School Building Series 2023
:
6,000 (e) 4.250%, 2/01/53, (UB) 2/33 at 100.00 5,970,001
10,215 5.250%, 2/01/53 2/33 at 100.00 11,274,877
10,000 (e) 5.250%, 2/01/53, (UB) 2/33 at 100.00 11,037,569
2,000 (e) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 1,914,356
9,175 (h) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 9,195,671

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 5,000 Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53
8/33 at 100.00 $ 5,403,731
4,350 East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022, 5.000%, 9/01/43
9/28 at 100.00 4,196,743
1,000 Edinburg Economic Development Corporation, Texas, Sales Tax Revenue
Bonds, Series 2021A, 3.375%, 8/15/46
8/28 at 100.00 692,932
3,985 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022, 6.000%, 8/15/52
8/32 at 100.00 4,076,493
6,060 (e) Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of
Sherman Project Series 2023A, 4.375%, 10/01/53 - BAM Insured, (UB)
10/32 at 100.00 5,998,468
Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A
:
13,000 (e) 4.125%, 7/01/52, (UB) 7/32 at 100.00 12,427,003
10,000 (e) 5.000%, 7/01/52, (UB) 7/32 at 100.00 10,483,124
7,400 (e) Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45, (UB)
6/25 at 100.00 7,037,114
5,405 (e) Harris County, Texas, General Obligation Bonds, Refunding Road Series
2023A, 4.250%, 9/15/48, (UB)
9/33 at 100.00 5,400,590
10,950 (e) Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series
2021A, 4.000%, 8/15/50, (UB)
8/30 at 100.00 10,474,951
600 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 -
AGM Insured
11/31 at 33.96 142,829
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
520 (h) 0.000%, 11/15/26, (ETM) No Opt. Call 474,369
355 (h) 0.000%, 11/15/27, (ETM) No Opt. Call 311,885
480 (h) 0.000%, 11/15/28 - NPFG Insured, (ETM) No Opt. Call 406,637
125 (h) 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call 102,224
1,910 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 1,309,423
2,075 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 1,250,378
35 0.000%, 11/15/35 11/31 at 78.18 19,750
4,160 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 2,195,643
1,525 0.000%, 11/15/37 - NPFG Insured 11/31 at 69.08 753,182
1,930 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 888,196
1,130 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 483,280
5,300 0.000%, 11/15/40 - NPFG Insured 11/31 at 57.27 2,115,037
17,315 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 6,465,818
1,840 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 704,121
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
100 0.000%, 11/15/31 - NPFG Insured 11/24 at 66.52 65,388
605 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 372,851
1,420 0.000%, 11/15/33 - NPFG Insured 11/24 at 59.10 824,651
190 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 103,964
25 (h) 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 13,710
6,465 0.000%, 11/15/38 - NPFG Insured 11/24 at 43.83 2,780,812
9,245 0.000%, 11/15/39 11/24 at 41.26 3,741,536
Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A
:
1,180 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 726,689

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 26,165 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 $ 12,364,893
8,805 0.000%, 11/15/40 - NPFG Insured 11/30 at 54.04 3,635,007
7,445 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 7,499,820
5,890 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
7/24 at 100.00 5,892,066
1,220 (d) Heritage Public Improvement District 1, Dripping Springs, Texas, Special
Assessment Revenue Bonds, Series 2023, 5.500%, 9/01/53
9/31 at 100.00 1,211,041
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A
:
7,560 0.000%, 12/01/53 12/31 at 42.84 1,655,580
5,000 0.000%, 12/01/54 12/31 at 41.04 1,030,659
12,500 0.000%, 12/01/55 12/31 at 39.30 2,438,804
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/46, (AMT)
7/31 at 100.00 4,770,336
31,000 (e) Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/53 - AGM Insured, (AMT), (UB)
7/33 at 100.00 32,947,532
1,075 (d) Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 2 Project Series 2023, 5.625%,
9/01/58
9/31 at 100.00 1,094,481
2,000 (d) Joshua Farms Municipal Management District 1, Johnson County, Texas,
Special Assessment Revenue Bonds, Improvement Areas 1-2 Project
Series 2023, 5.500%, 9/01/53
9/31 at 100.00 2,006,817
Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 1 Project,
Series 2018
:
1,105 (d) 5.375%, 9/01/38 9/28 at 100.00 1,122,479
1,930 (d) 5.125%, 9/01/47 9/28 at 100.00 1,944,752
1,680 (d) 5.500%, 9/01/47 9/28 at 100.00 1,694,277
1,500 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 2A-2B Project, Series 2021, 6.000%, 9/15/52
9/32 at 100.00 1,547,455
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 4 Project, Series 2023
:
2,000 (d) 5.250%, 9/01/43 9/33 at 100.00 2,041,839
1,500 (d) 5.500%, 9/01/47 9/33 at 100.00 1,530,389
1,835 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public
Improvement District Improvement Area 1 Project, Series 2023, 5.750%,
9/01/53
9/33 at 100.00 1,851,676
1,125 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public
Improvement District Improvement Area 1 Project, Series 2024B, 5.750%,
9/01/53
9/33 at 100.00 1,132,021
2,295 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023, 6.000%,
9/01/53
9/33 at 100.00 2,310,763
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 1,991,833
2,500 (d) Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Major Improvement
Area Project, Series 2020B, 4.875%, 9/01/50
9/30 at 100.00 2,284,675
9,735 (e) Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023, 4.000%,
2/15/53, (UB)
2/33 at 100.00 9,326,519

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 26,240 (e) Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023A, 5.000%,
2/15/58 - BAM Insured, (UB)
2/33 at 100.00 $ 28,124,226
2,700 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Areas 2-3 Project, Series 2022, 6.125%, 9/15/52
9/32 at 100.00 2,746,860
1,270 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
5.000%, 9/15/49
9/29 at 100.00 1,188,425
2,700 (d) Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs
Public Improvement District Project, Series 2018, 5.300%, 9/01/48
9/28 at 100.00 2,672,988
1,090 (d) Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Northern Improvement Area Major Improvement
Project, Series 2017, 5.375%, 9/01/47
9/26 at 100.00 1,092,274
3,855 (d) Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
5.000%, 9/01/47
9/26 at 100.00 3,619,307
6,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 4,265,428
Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1
:
1,355 5.000%, 12/01/41 6/26 at 103.00 1,249,313
2,060 5.000%, 12/01/46 6/26 at 103.00 1,827,449
2,269 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 2,097,547
1,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement Area
Project, Series 2022, 4.375%, 9/01/52
9/32 at 100.00 843,123
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Master Improvement
Area Project, Series 2017
:
270 (d) 5.125%, 9/01/27 No Opt. Call 272,469
2,150 (d) 6.000%, 9/01/46 9/27 at 100.00 2,197,949
1,025 (d) Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46
9/26 at 100.00 1,030,141
3,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District 2 Project, Series 2022, 6.875%,
9/01/52
9/32 at 100.00 3,154,703
11,815 (d) Little Elm, Denton County, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area 2 Project,
Refunding & Improvement Series 2018, 5.750%, 9/01/48
9/28 at 100.00 12,048,547
1,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022, 4.000%, 9/01/51
9/32 at 100.00 799,682
6,430 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Phase I, Refunding & Improvement Series 2018,
5.250%, 9/01/44
9/28 at 100.00 6,449,074
5,400 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%,
9/01/47
9/27 at 100.00 5,557,814
Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 2-3 Project, Series 2018
:
723 (d) 5.750%, 9/01/38 9/28 at 100.00 744,255

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 1,350 (d) 5.875%, 9/01/47 9/28 at 100.00 $ 1,385,257
1,500 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 1,466,079
Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Major Improvement Area Project, Refunding Series
2018
:
125 (d) 0.000%, 9/01/24 No Opt. Call 123,981
125 (d) 0.000%, 9/01/25 No Opt. Call 117,746
6,425 (d) 6.750%, 9/01/48 9/28 at 100.00 6,518,496
Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020
:
600 (d) 4.500%, 9/15/40 9/30 at 100.00 560,855
600 (d) 4.625%, 9/15/49 9/30 at 100.00 543,048
1,435 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Improvement Area 1-2 Project, Series 2021, 4.000%,
9/15/51
9/31 at 100.00 1,147,231
1,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District, Improvement Area 3, Series 2023, 5.500%, 9/15/53
9/31 at 100.00 992,532
700 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District, Improvement Area 4, Series 2024, 5.625%, 9/15/54
9/32 at 100.00 700,334
1,755 (d) Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.750%, 9/01/49
9/29 at 100.00 1,764,066
1,000 (d) Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021, 5.125%, 9/01/51
9/31 at 100.00 951,920
Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Major Improvement Areas 1, Series 2021
:
785 (d) 5.250%, 9/01/41 9/31 at 100.00 740,106
1,160 (d) 5.500%, 9/01/50 9/31 at 100.00 1,105,967
1,250 (d) Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Neighborhood Improvement Areas 1, Series
2021, 4.750%, 9/01/50
9/31 at 100.00 1,128,807
15,000 (e) Medina Valley Independent School District, Medina County, Texas,
General Obligation Bonds, School Building Series 2023, 4.000%, 2/15/53,
(UB)
2/33 at 100.00 14,355,361
Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public
Improvement District Phase 1 Project, Series 2018
:
850 (d) 5.250%, 9/01/38 9/28 at 100.00 859,809
1,595 (d) 5.375%, 9/01/48 9/28 at 100.00 1,602,617
1,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project, Series
2023, 5.125%, 9/01/52
9/31 at 100.00 994,282
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
1,000 (d) 5.750%, 9/15/39 9/29 at 100.00 1,014,276
2,300 (d) 6.000%, 9/15/49 9/29 at 100.00 2,345,793
1,210 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public Improvement
District Improvement Area C-1 Projects, Series 2023, 5.625%, 9/01/53
9/33 at 100.00 1,219,761
1,100 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Area C-1 Projects, Series 2023, 5.625%, 9/01/53
9/33 at 100.00 1,105,729
4,250 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.750%, 9/01/53
9/33 at 100.00 4,285,595

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 1,750 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series 2021,
4.125%, 9/15/51
9/31 at 100.00 $ 1,442,954
4,235 Montgomery County Municipal Utility District 132, Texas, General
Obligation Bonds, Road Series 2023, 4.000%, 9/01/47 - AGM Insured
9/29 at 100.00 3,891,137
New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement District
Improvement Area 1 Project, Series 2021
:
1,000 (d) 4.500%, 9/01/41 9/31 at 100.00 884,771
1,000 (d) 4.750%, 9/01/51 9/31 at 100.00 874,913
New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A
:
1,595 (d) 5.625%, 8/15/39 8/24 at 100.00 1,596,461
3,340 (d) 5.750%, 8/15/49 8/24 at 100.00 3,341,773
780 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 601,725
5,050 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 4,181,536
22,174 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 8,414,322
4,305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 3,202,502
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Methodist Retirement Communites
Senior Living Langford Project, Series 2016
:
670 5.375%, 11/15/36 11/26 at 100.00 607,598
1,000 5.500%, 11/15/46 11/26 at 100.00 846,507
2,000 5.500%, 11/15/52 11/26 at 100.00 1,638,395
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
4,000 5.250%, 1/01/42 1/28 at 103.00 3,819,349
74,755 5.500%, 1/01/57 1/28 at 103.00 70,145,704
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
4,055 (c) 5.000%, 7/01/24 No Opt. Call 3,943,487
4,000 (c) 5.000%, 7/01/25 No Opt. Call 3,890,000
9,500 (c) 5.000%, 7/01/30 7/25 at 100.00 9,036,875
22,300 (c) 5.000%, 7/01/35 7/25 at 100.00 21,212,875
129,700 (c) 5.000%, 7/01/47 7/25 at 100.00 123,377,125
3,445 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/46
1/26 at 100.00 3,470,425
North Fort Bend Water Authority, Texas, Water System Revenue Bonds,
Refunding  Series 2019A
:
17,310 (e) 4.000%, 12/15/58 - BAM Insured, (UB) 12/29 at 100.00 16,127,331
9,530 (e) 4.000%, 12/15/58, (UB) 12/29 at 100.00 8,799,381
2,165 (d) North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021, 4.250%, 9/15/51
9/31 at 100.00 1,879,393

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 7,750 (d) North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
5.000%, 9/15/51
9/31 at 100.00 $ 7,517,441
670 (d) North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone A Project, Series 2019, 5.625%, 9/01/40
9/30 at 100.00 672,441
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone B Project, Series 2019
:
658 (d) 5.250%, 9/01/40 9/30 at 100.00 660,950
923 (d) 5.375%, 9/01/50 9/30 at 100.00 924,165
10,000 (e) Northwest Independent School District, Denton, Tarrant and Wise
Counties, Texas, General Obligation Bonds, School Building Series 2023,
4.000%, 2/15/48, (UB)
2/32 at 100.00 9,694,369
10,085 Pflugerville, Texas, Certificates of Obligation, Combination Tax and
Revenue Series 2023, 4.000%, 8/01/49
8/32 at 100.00 9,493,079
25,000 (e) Pflugerville, Travis and Williamson Counties, Texas, General Obligation
Bonds, Combination Tax and Revenue Series 2023A, 4.125%, 8/01/53,
(UB)
8/32 at 100.00 23,770,610
20,710 (e) Pflugerville, Travis and Williamson Counties, Texas, General Obligation
Bonds, Limited Tax Series 2023, 5.000%, 8/01/53 - BAM Insured, (UB)
8/32 at 100.00 22,040,928
Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022
:
350 (d) 5.250%, 9/15/32 No Opt. Call 352,424
800 (d) 5.500%, 9/15/42 9/32 at 100.00 802,205
1,250 (d) 5.625%, 9/15/52 9/32 at 100.00 1,256,491
Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022
:
300 (d) 5.250%, 9/15/32 No Opt. Call 302,078
750 (d) 5.500%, 9/15/42 9/32 at 100.00 752,067
1,000 (d) 5.625%, 9/15/52 9/32 at 100.00 1,005,192
3,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022, 5.500%,
9/15/48
9/30 at 100.00 3,016,149
4,900 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022, 6.000%,
9/15/52
9/32 at 100.00 5,012,836
2,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Major Improvement Area Project, Series 2022,
6.500%, 9/15/52
9/32 at 100.00 2,060,700
4,250 (d) Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series 2021,
4.375%, 9/15/51
9/31 at 100.00 3,472,366
3,440 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020, 4.000%, 1/01/50, (AMT)
7/24 at 101.00 2,890,500
9,000 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 3.000%, 1/01/50, (AMT)
7/24 at 102.00 6,240,402
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2024A
:
2,000 (d) 5.125%, 1/01/44, (AMT) 1/32 at 104.00 2,005,222
2,000 (d) 5.250%, 1/01/54, (AMT) 1/32 at 104.00 2,007,422
Port of Houston Authority, Harris County, Texas, General Obligation Bonds,
First Lien Series 2021
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 12,750 (e) 4.000%, 10/01/46, (UB) 4/32 at 100.00 $ 12,464,227
20,000 (e) 5.000%, 10/01/51, (UB) 4/32 at 100.00 21,337,230
14,075 (e) Port of Houston Authority, Harris County, Texas, Revenue Bonds, First Lien
Series 2023, 5.000%, 10/01/53, (UB)
10/33 at 100.00 15,134,075
Princeton, Collin County, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2 Project, Series
2023
:
1,105 (d) 5.125%, 9/01/43 9/33 at 100.00 1,093,327
2,100 (d) 5.375%, 9/01/53 9/33 at 100.00 2,085,900
5,640 (d) Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public
Improvement District Major improvement Project, Series 2018, 6.500%,
9/01/48
9/28 at 100.00 5,782,904
1,700 (d) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District Improvement Area 2 Project, Series 2023, 5.500%,
9/01/53
9/31 at 100.00 1,702,797
2,750 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Improvement Area 1 Project, Series 2023, 7.000%,
9/01/53
9/33 at 100.00 2,781,007
1,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Major Improvement Area Project, Series 2023,
7.875%, 9/01/53
9/33 at 100.00 1,021,026
1,500 (d) Princeton, Texas, Special Assessment Revenue Bonds, Southridge Public
Improvement District Improvement Area 1 Project, Series 2023, 6.375%,
9/01/53
9/31 at 100.00 1,549,794
2,080 (d) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49
9/29 at 100.00 1,907,988
Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019
:
1,000 (d) 5.500%, 9/01/39 9/29 at 100.00 1,014,917
2,000 (d) 5.750%, 9/01/49 9/29 at 100.00 2,026,409
5,840 (e) Quinlan Independent School District, Hunt and Kaufman Counties, Texas,
General Obligation Bonds, School Building Series 2023, 4.000%, 8/15/53,
(UB)
8/33 at 100.00 5,570,527
3,605 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
7/24 at 100.00 3,577,551
Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
:
6,280 (c) 7.000%, 12/15/32 7/24 at 100.00 3,768,000
5,525 (c) 4.293%, 12/15/42 7/24 at 100.00 3,315,000
14,375 (c) 7.250%, 12/15/47 7/24 at 100.00 8,625,000
3,300 (h) Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%,
11/15/44, (Pre-refunded 11/15/24)
11/24 at 100.00 3,346,604
445 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 6.000%,
9/15/46
7/24 at 102.00 446,196
1,300 (d) Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Liberty Crossing Public improvement District Improvement Area 1 Project,
Series 2023, 6.375%, 9/15/53
9/31 at 100.00 1,343,272
1,365 (d) Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.625%, 9/15/39
9/27 at 100.00 1,308,121

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 4,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 3 Project,
Series 2022, 5.750%, 9/15/52
9/32 at 100.00 $ 4,019,347
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 2 Project, Series 2022
:
600 (d) 5.875%, 9/15/42 9/32 at 100.00 608,452
1,300 (d) 6.000%, 9/15/52 9/32 at 100.00 1,329,936
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Major
Improvement Area Project, Series 2020
:
400 (d) 4.875%, 9/15/40 9/30 at 100.00 380,147
700 (d) 5.125%, 9/15/50 9/30 at 100.00 667,471
750 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 6.000%, 9/15/50
9/32 at 100.00 771,936
1,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 7.000%, 9/15/52
9/32 at 100.00 1,034,876
2,235 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.625%, 9/15/50
9/30 at 100.00 2,167,819
710 Salado, Bell County, Texas, Special Assessment Revenue Bonds, Sanctuary
East Public Improvement District Improvement Area 1 Project Series 2024,
6.500%, 9/01/54
9/34 at 100.00 714,838
16,000 (e) San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2023A, 5.250%, 5/15/52, (UB)
5/33 at 100.00 17,442,851
San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2019
:
3,800 (d) 5.750%, 9/01/39 9/28 at 100.00 3,849,333
5,000 (d) 5.750%, 9/01/48 9/28 at 100.00 5,037,449
2,200 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper Public Improvement District Series
2020, 5.625%, 9/01/50
9/30 at 100.00 2,216,410
San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement District,
Series 2020
:
2,500 (d) 4.250%, 9/01/42 9/32 at 100.00 2,224,483
1,750 (d) 4.500%, 9/01/51 9/32 at 100.00 1,525,398
1,000 (d) Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022, 5.000%, 9/01/52
9/32 at 100.00 941,919
7,010 (e) Sherman, Texas, Combination Tax and Revenue Certificates of Obligation,
Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 7,459,887
Sinton, San Patricio County, Texas, Special Assessment Revenue Bonds,
Somerset Public Improvement District 1 Series 2022
:
1,000 (d) 5.125%, 9/01/42 9/32 at 100.00 969,019
1,800 (d) 5.250%, 9/01/51 9/32 at 100.00 1,725,462
9,345 (e) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/42, (UB)
4/32 at 100.00 9,074,188
8,400 (e) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D,
5.000%, 11/15/51, (UB)
11/32 at 100.00 8,851,749
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 240 6.625%, 11/15/37 5/27 at 100.00 $ 251,408
5,875 6.750%, 11/15/47 5/27 at 100.00 6,089,242
5,865 6.750%, 11/15/52 5/27 at 100.00 6,056,840
8,000 (e) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53, (UB)
7/32 at 100.00 7,633,490
2,075 (c) Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2009A, 8.000%, 2/15/38
7/24 at 100.00 1,141,250
Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A
:
1,000 (c) 6.375%, 2/15/48 2/27 at 100.00 550,000
1,000 (c) 6.375%, 2/15/52 2/27 at 100.00 550,000
13,700 (e) Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/48, (UB)
1/29 at 100.00 13,971,361
15,935 (e) Tarrant County Hospital District, Texas, General Obligation Bonds, Limited
Tax Series 2023, 4.250%, 8/15/53, (UB)
8/32 at 100.00 15,706,111
Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2023B
:
10,360 (e) 5.200%, 7/01/48, (UB) 1/32 at 100.00 10,698,184
5,000 (e) 5.250%, 7/01/53, (UB) 1/32 at 100.00 5,188,980
Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Tender Option Bond Trust 2023-XL0439
:
4,000 (e) 5.250%, 1/01/53, (UB) 7/32 at 100.00 4,159,117
14,860 Texas Private Activity Bond Surface Transpiration Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Senior Lien Series 2023, 5.500%, 12/31/58, (AMT)
12/33 at 100.00 16,134,648
2,300 Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023, 5.500%, 6/30/42, (AMT)
6/28 at 103.00 2,481,487
Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016
:
6,255 5.000%, 12/31/40, (AMT) 12/25 at 100.00 6,295,305
3,040 5.000%, 12/31/45, (AMT) 12/25 at 100.00 3,058,497
4,500 5.000%, 12/31/50, (AMT) 12/25 at 100.00 4,527,346
7,000 5.000%, 12/31/55, (AMT) 12/25 at 100.00 7,042,536
34,735 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 35,473,008
4,000 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 0.000%, 8/01/52
2/29 at 31.38 977,653
13,000 (e) Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2023A, 5.000%, 10/15/58, (UB)
10/33 at 100.00 13,972,204
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2023A, 5.000%, 10/15/58
10/33 at 100.00 5,373,924
2,500 (d) Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022, 5.375%, 9/15/52
9/32 at 100.00 2,446,862
500 (d) Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Bella Fortuna Public Improvement District, Series 2024,
5.625%, 9/01/51
9/32 at 100.00 501,214

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Turner's Crossing Public Improvement District Area1
Project, Series 2022
:
$ 870 (d) 5.375%, 9/01/42 9/32 at 100.00 $ 872,269
1,500 (d) 5.500%, 9/01/52 9/32 at 100.00 1,459,431
3,071 (d) Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue
Bonds, Watermill Public Improvement District, Series 2022, 6.625%,
9/01/52
9/32 at 100.00 3,230,944
3,200 (d) Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022, 6.500%,
9/15/52
9/32 at 100.00 3,255,709
2,000 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #2
Project, Series 2018, 5.000%, 9/01/47
9/27 at 100.00 1,913,140
17,555 (e) Waxahachie Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.250%, 2/15/53, (UB)
8/33 at 100.00 17,522,363
Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015
:
3,025 6.125%, 9/01/35 9/25 at 100.00 3,028,751
2,755 6.250%, 9/01/40 9/25 at 100.00 2,757,069
7,045 6.375%, 9/01/45 9/25 at 100.00 7,052,218
TOTAL TEXAS 1,460,561,438
UTAH - 1.0%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
5,900 (d) 3.750%, 3/01/41 9/26 at 103.00 5,153,072
2,000 (d) 4.000%, 3/01/51 9/26 at 103.00 1,661,360
3,500 (d) Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51
9/26 at 103.00 3,053,528
8,890 (d) Black Desert Public Infrastructure District, Washington County, Utah,
Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024,
5.625%, 12/01/53
6/29 at 103.00 9,140,753
10,870 (c),(d) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT)
12/27 at 100.00 10,780,151
Firefly Public Infrastructure District 1, Utah, Limited Tax General Obligation
Bonds, Series 2024A-1
:
5,100 (d) 5.625%, 12/01/43 6/29 at 103.00 5,244,397
2,375 (d) 6.625%, 3/01/54 6/29 at 103.00 2,440,751
10,000 (d) Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51
12/26 at 103.00 7,841,453
3,275 Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A, 5.125%, 3/01/51
3/27 at 103.00 2,607,410
Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2020A
:
3,875 (d) 5.250%, 2/01/40 9/25 at 103.00 3,392,989
11,000 (d) 5.500%, 2/01/50 9/25 at 103.00 9,225,641
1,955 (d) Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%,
8/15/50
9/25 at 103.00 1,646,376
1,485 (d) Olympia Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1, 6.375%, 3/01/55
6/29 at 103.00 1,512,034
2,600 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51
2/26 at 103.00 1,890,530

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTAH (continued)
$ 600 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 8/15/51
2/26 at 103.00 $ 483,999
1,075 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51
9/26 at 103.00 794,220
424 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 3/15/51
9/26 at 103.00 344,698
19,000 (e) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/47, (AMT), (UB)
7/27 at 100.00 19,178,119
11,775 (e) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/51, (AMT), (UB)
7/31 at 100.00 12,158,541
16,320 (e) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/53, (AMT), (UB)
7/33 at 100.00 17,395,247
1,270 (d) Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax General
Obligation and Sales Tax Revenue Bonds, Series 2023A, 6.750%, 7/01/35
7/28 at 103.00 1,287,028
1,320 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.250%, 6/15/51
6/28 at 103.00 1,013,200
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A
:
1,705 (d) 5.000%, 6/15/39 6/27 at 102.00 1,694,315
1,670 (d) 5.000%, 6/15/50 6/27 at 102.00 1,572,841
4,965 (d) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51
1/25 at 102.00 4,411,404
2,000 (d) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Renaissance Academy Project, Refunding Series 2020, 5.000%, 6/15/55
6/28 at 102.00 1,923,857
8,370 (d) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56
12/30 at 101.00 6,268,943
5,430 (d) Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 5.250%, 7/15/38
7/27 at 100.00 5,484,461
Utah State Board of Regents, Research Revenue Bonds, Utah State
University, Auxiliary System Series 2023
:
15,820 4.000%, 4/01/53 4/33 at 100.00 15,127,019
10,120 (e) 5.000%, 4/01/56, (UB) 4/33 at 100.00 10,566,670
1,100 (d) Wood Ranch Public Infrastructure District, Utah, Special Assessment
Bonds, Wood Ranch Assessment Area 1, Series 2024, 5.625%, 12/01/53
9/29 at 103.00 1,100,598
TOTAL UTAH 166,395,605
VIRGIN ISLANDS - 0.7%
6,795 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
7/24 at 100.00 6,544,559
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C
:
5,535 (d) 5.000%, 10/01/24 No Opt. Call 5,531,380
8,250 (d) 5.000%, 10/01/30 10/24 at 100.00 8,116,948
24,815 (d) 5.000%, 10/01/39 10/24 at 100.00 23,420,616
500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Series 2012C, 5.000%, 10/01/42
7/24 at 100.00 435,921
1,200 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/29
10/24 at 100.00 1,170,573
19,510 (d) Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26
No Opt. Call 18,811,663
21,900 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 21,900,000

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VIRGIN ISLANDS (continued)
$ 1,515 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call $ 1,515,000
20 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
7/24 at 100.00 19,543
975 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
7/24 at 100.00 904,555
6,885 (d) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52
10/29 at 104.00 6,631,655
13,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT)
10/29 at 104.00 12,593,065
TOTAL VIRGIN ISLANDS 107,595,478
VIRGINIA - 1.6%
10,415 (d) Atlantic Park Community Development Authority, Virginia, Revenue
Bonds, Series 2023, 6.250%, 8/01/45
8/32 at 100.00 9,923,644
24,250 (c),(d) Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 3.493%, 11/01/44
11/24 at 100.00 13,864,154
Celebrate Virginia North Community Development Authority, Special
Assessment Revenue Bonds, Series 2003B
:
2,133 (c) 4.125%, 3/01/22 No Opt. Call 1,343,790
4,956 (c) 4.356%, 3/01/25 7/24 at 100.00 3,122,280
8,390 (c) 4.455%, 3/01/34 7/24 at 100.00 5,285,700
Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
:
1,095 (d) 5.150%, 3/01/35 3/25 at 100.00 1,101,022
1,860 (d) 5.400%, 3/01/45 3/25 at 100.00 1,864,309
8,500 (d) Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55
3/27 at 103.00 6,955,190
9,150 (e) Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB)
5/28 at 100.00 8,933,965
4,245 (d) Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Capital Appreciation Series 2021B,
0.000%, 3/01/36
No Opt. Call 1,987,681
16,070 (e) Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2020A, 4.000%, 7/01/60, (UB)
7/30 at 100.00 15,487,078
10,320 (e) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/52, (UB)
7/32 at 100.00 10,031,177
Industrial Development Authority of the City of Alexandria, Virginia,
Tourism Development Financing Program Revenue Bonds (699 Prince
Street Hotel Project), Senior Series 2022A-1 (Tax-Exempt) and Senior
Series 2022B-1
:
2,215 (d) 7.750%, 9/01/44 9/32 at 110.31 2,438,627
5,555 (d) 12.000%, 9/01/52 9/32 at 100.00 5,285,872
10,000 (d) Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46
7/27 at 100.00 9,913,391
7,695 (e) Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55, (UB)
1/32 at 100.00 7,197,840

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VIRGINIA (continued)
$ 1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A, 4.375%,
1/01/39
7/24 at 104.00 $ 890,431
Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014
:
4,000 5.000%, 1/01/46 1/25 at 100.00 3,591,550
5,275 5.375%, 1/01/46 1/25 at 100.00 5,007,738
3,190 (d) Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37
1/27 at 100.00 3,119,785
2,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 2,291,000
2,400 (d) Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45
7/25 at 100.00 2,204,031
4,685 (d) Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 4,302,452
2,600 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-II, 4.550%, 10/01/49
4/33 at 100.00 2,603,886
4,675 (e) Virginia Housing Development Authority, Rental Housing Bonds, Series
2023B, 4.875%, 3/01/61, (UB)
3/32 at 100.00 4,737,016
Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A
:
13,645 (d) 5.500%, 7/01/49 7/34 at 100.00 12,180,774
19,855 (d) 5.500%, 7/01/54 7/34 at 100.00 17,437,118
11,542 (d) Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019B, 6.525%, 7/01/52, (cash 7.500%, PIK 7.500%)
No Opt. Call 6,925,369
9,005 (e) Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49,
(UB)
6/30 at 100.00 8,614,237
7,905 (d) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41
4/28 at 112.76 7,928,390
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
1,965 5.000%, 12/31/49, (AMT) 6/27 at 100.00 1,992,260
9,000 5.000%, 12/31/52, (AMT) 6/27 at 100.00 9,107,246
23,950 5.000%, 12/31/56, (AMT) 6/27 at 100.00 24,201,992
1,655 (d) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38)
7/24 at 100.00 1,654,943
9,335 (d) Virginia Small Business Financing Authority, Sports and Entertainment
Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A,
8.500%, 12/01/52
6/33 at 105.00 9,264,625
2,200 (d) West Falls Community Development Authority, Arlington County, Virginia,
Revenue Bonds, Series 2022A, 5.375%, 9/01/52
9/32 at 100.00 2,226,171
Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC - William
and Mary Project Series 2023A
:
4,500 (e) 4.125%, 7/01/58 - AGM Insured, (UB) 7/33 at 100.00 4,347,319

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VIRGINIA (continued)
$ 17,265 (e) 4.375%, 7/01/63 - AGM Insured, (UB) 7/33 at 100.00 $ 17,228,990
TOTAL VIRGINIA 256,593,043
WASHINGTON - 0.5%
King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A
:
1,500 6.000%, 12/01/35 12/25 at 100.00 1,520,948
5,500 6.250%, 12/01/45 12/25 at 100.00 5,508,051
10,780 (e) King County, Washington, Sewer Revenue Bonds, Series 2023, 4.000%,
1/01/46, (UB)
7/33 at 100.00 10,557,688
Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007
:
450 5.500%, 6/01/27, (AMT) 7/24 at 100.00 450,065
3,660 5.600%, 6/01/37, (AMT) 7/24 at 100.00 3,549,032
60 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call 64,790
3,000 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 3,141,721
3,405 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
7/24 at 100.00 3,335,876
4,800 (e) Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 4.125%, 8/15/43, (UB)
8/25 at 100.00 4,543,293
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Tender Option Bond Trust 2015-XF0150
:
1,510 (d),(e) 6.570%, 10/01/42, (IF) 10/22 at 100.00 1,509,807
630 (d),(e) 6.571%, 10/01/42, (IF) 10/22 at 100.00 629,919
5,000 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/58
7/31 at 100.00 4,411,696
Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018
:
11,170 (e) 4.000%, 7/01/58, (UB) 7/28 at 100.00 9,855,730
10,000 (e) 5.000%, 7/01/58 7/28 at 100.00 10,226,636
12,450 (d) Washington State Housing Finance Commission, Multifamily Revenue
Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26
No Opt. Call 12,322,925
1,705 (d),(h) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45,
(Pre-refunded 7/01/25)
7/25 at 100.00 1,754,758
1,000 (d) Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A, 5.000%, 1/01/31
1/25 at 102.00 981,533
1,000 (d) Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/50
7/31 at 100.00 975,840
2,595 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
7/24 at 100.00 2,364,507
10,000 (e) Washington State Housing Finance Commission, Single Family Program
Bonds, Social Series 2023-2N, 4.950%, 12/01/53, (UB)
12/32 at 100.00 10,175,025
TOTAL WASHINGTON 87,879,840

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WEST VIRGINIA - 0.5%
$ 6,627 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
7/24 at 100.00 $ 6,626,599
Glenville State College, West Virginia, Revenue Bonds, Refunding &
Improvement Series 2017
:
2,500 5.000%, 6/01/37 6/27 at 100.00 2,387,603
5,500 5.250%, 6/01/47 6/27 at 100.00 5,060,097
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A
:
4,745 (d) 5.500%, 6/01/37 6/27 at 100.00 4,865,493
8,390 (d) 5.750%, 6/01/43 6/27 at 100.00 8,590,479
1,425 (d) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43
6/30 at 103.00 1,523,066
Monongalia County, West Virginia, Tax Increment Revenue Bonds,
University Town Centre Development District 4, Senior Refunding and
Improvement Series 2023A
:
1,000 (d) 5.750%, 6/01/43 6/33 at 100.00 1,071,986
1,000 (d) 6.000%, 6/01/53 6/33 at 100.00 1,071,489
1,750 (d) South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.500%, 6/01/50
6/31 at 100.00 1,371,519
3,770 (d) West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40
12/27 at 103.00 3,176,647
6,075 (e) West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Series 2018A, 4.000%,
6/01/51, (UB)
6/28 at 100.00 5,575,145
6,985 (e) West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47, (UB)
6/27 at 100.00 7,088,815
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
9,315 (e) 4.125%, 6/01/42, (UB) 6/33 at 100.00 9,317,632
14,175 (e) 4.250%, 6/01/47, (UB) 6/33 at 100.00 14,093,185
10,815 (e) 4.375%, 6/01/53, (UB) 6/33 at 100.00 10,637,268
TOTAL WEST VIRGINIA 82,457,023
WISCONSIN - 6.8%
16,950 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%,
6/01/54
6/29 at 37.80 4,081,614
26,485 (d) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32
12/26 at 100.00 23,056,138
15,175 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 15,195,303
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A
:
510 (d) 5.000%, 6/15/41 6/29 at 100.00 475,178
1,000 (d) 5.000%, 6/15/51 6/29 at 100.00 869,566
900 (d) 5.000%, 6/15/56 6/29 at 100.00 760,363

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 1,600 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas 2 Project, Series 2019A,
5.000%, 7/15/54
7/27 at 100.00 $ 1,556,329
6,760 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas Project, Series 2017, 5.375%,
7/15/52
7/27 at 100.00 6,805,894
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A
:
1,000 (d) 5.000%, 6/15/51 6/29 at 100.00 840,308
1,000 (d) 5.000%, 6/15/56 6/29 at 100.00 823,225
6,725 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47
6/27 at 100.00 6,257,253
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A
:
1,000 (d) 5.875%, 6/01/52 6/30 at 100.00 1,014,637
1,510 (d) 6.000%, 6/01/62 6/30 at 100.00 1,539,219
5,195 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%,
2/01/46
2/26 at 100.00 4,885,313
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A
:
1,660 (d) 5.000%, 6/15/39 6/26 at 100.00 1,577,705
2,000 (d) 5.000%, 6/15/49 6/26 at 100.00 1,783,068
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A
:
1,000 (d) 5.000%, 6/15/37 8/24 at 100.00 975,771
1,630 (d) 5.125%, 6/15/47 8/24 at 100.00 1,495,176
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A
:
1,090 (d) 5.125%, 5/01/36 5/26 at 100.00 1,089,443
3,445 (d) 5.250%, 5/01/46 5/26 at 100.00 3,289,708
3,030 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%,
7/15/42
7/24 at 100.00 3,032,198
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Mallard Creek STEM Academy, North Carolina, Series 2019
:
3,780 (d) 5.125%, 6/15/39 6/26 at 100.00 3,785,815
6,280 (d) 5.250%, 6/15/49 6/26 at 100.00 6,279,828
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
13,455 (d) 5.000%, 6/15/36 6/26 at 100.00 12,178,275
40,610 (d) 5.000%, 6/15/46 6/26 at 100.00 32,848,637
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A
:
3,320 (d) 5.625%, 6/15/37 7/24 at 100.00 3,182,918
17,350 (d) 5.875%, 6/15/47 7/24 at 100.00 16,440,631
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Point College Preparatory, Series 2020A
:
1,400 (d) 5.000%, 6/15/41 6/27 at 103.00 1,321,937
3,790 (d) 5.000%, 6/15/55 6/27 at 103.00 3,331,617
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A
:
1,000 (d) 5.375%, 7/01/35 7/25 at 100.00 1,006,325
1,590 (d) 5.625%, 7/01/45 7/25 at 100.00 1,601,426

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A
:
$ 2,875 (d) 5.500%, 6/15/37 6/27 at 100.00 $ 2,943,282
6,325 (d) 5.625%, 6/15/47 6/27 at 100.00 6,397,590
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
393 (c),(d) 0.000%, 1/01/47 No Opt. Call 10,382
343 (c),(d) 0.000%, 1/01/48 No Opt. Call 8,592
338 (c),(d) 0.000%, 1/01/49 No Opt. Call 7,972
327 (c),(d) 0.000%, 1/01/50 No Opt. Call 7,164
322 (c),(d) 0.000%, 1/01/51 No Opt. Call 6,675
418 (c),(d) 0.000%, 1/01/52 No Opt. Call 8,069
412 (c),(d) 0.000%, 1/01/53 No Opt. Call 7,550
398 (c),(d) 0.000%, 1/01/54 No Opt. Call 6,869
390 (c),(d) 0.000%, 1/01/55 No Opt. Call 6,367
382 (c),(d) 0.000%, 1/01/56 No Opt. Call 5,932
20,784 (c),(d) 5.500%, 7/01/56 3/28 at 100.00 15,824,723
423 (c),(d) 0.000%, 1/01/57 No Opt. Call 6,194
412 (c),(d) 0.000%, 1/01/58 No Opt. Call 5,713
401 (c),(d) 0.000%, 1/01/59 No Opt. Call 5,289
393 (c),(d) 0.000%, 1/01/60 No Opt. Call 4,869
387 (c),(d) 0.000%, 1/01/61 No Opt. Call 4,528
376 (c),(d) 0.000%, 1/01/62 No Opt. Call 4,165
368 (c),(d) 0.000%, 1/01/63 No Opt. Call 3,870
360 (c),(d) 0.000%, 1/01/64 No Opt. Call 3,608
354 (c),(d) 0.000%, 1/01/65 No Opt. Call 3,339
382 (c),(d) 0.000%, 1/01/66 No Opt. Call 3,335
4,599 (c),(d) 0.000%, 1/01/67 No Opt. Call 36,414
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
177 (c),(d) 0.000%, 1/01/46 No Opt. Call 5,034
174 (c),(d) 0.000%, 1/01/47 No Opt. Call 4,601
173 (c),(d) 0.000%, 1/01/48 No Opt. Call 4,325
172 (c),(d) 0.000%, 1/01/49 No Opt. Call 4,049
169 (c),(d) 0.000%, 1/01/50 No Opt. Call 3,707
185 (c),(d) 0.000%, 1/01/51 No Opt. Call 3,848
4,770 (c),(d) 3.750%, 7/01/51 3/28 at 100.00 3,400,992
184 (c),(d) 0.000%, 1/01/52 No Opt. Call 3,556
182 (c),(d) 0.000%, 1/01/53 No Opt. Call 3,326
180 (c),(d) 0.000%, 1/01/54 No Opt. Call 3,110
178 (c),(d) 0.000%, 1/01/55 No Opt. Call 2,903
175 (c),(d) 0.000%, 1/01/56 No Opt. Call 2,724
174 (c),(d) 0.000%, 1/01/57 No Opt. Call 2,549
172 (c),(d) 0.000%, 1/01/58 No Opt. Call 2,379
170 (c),(d) 0.000%, 1/01/59 No Opt. Call 2,247
169 (c),(d) 0.000%, 1/01/60 No Opt. Call 2,096
167 (c),(d) 0.000%, 1/01/61 No Opt. Call 1,948
165 (c),(d) 0.000%, 1/01/62 No Opt. Call 1,830
163 (c),(d) 0.000%, 1/01/63 No Opt. Call 1,713
162 (c),(d) 0.000%, 1/01/64 No Opt. Call 1,621
161 (c),(d) 0.000%, 1/01/65 No Opt. Call 1,512
158 (c),(d) 0.000%, 1/01/66 No Opt. Call 1,379
2,057 (c),(d) 0.000%, 1/01/67 No Opt. Call 16,288
25,000 (d) Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47
3/27 at 100.00 25,836,595

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina
International School, Series 2018A
:
$ 985 (d) 5.250%, 8/01/38 8/28 at 100.00 $ 1,004,875
1,240 (d) 5.500%, 8/01/48 8/28 at 100.00 1,264,420
Public Finance Authority of Wisconsin, Education Revenue Bonds, Casa
Esperanza Montessori, Series 2021A
:
5,280 (d) 4.375%, 6/01/46 6/31 at 100.00 4,047,081
9,815 (d) 4.500%, 6/01/56 6/31 at 100.00 7,207,242
6,875 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53
6/33 at 100.00 7,040,296
Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Series 2020A
:
1,030 (d) 6.250%, 6/15/40 6/27 at 100.00 1,028,930
5,350 (d) 6.500%, 6/15/50 6/27 at 100.00 5,343,116
1,510 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Taxable Series 2020B, 7.500%, 6/15/30
6/25 at 100.00 1,475,682
Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A
:
1,000 6.000%, 6/15/52 6/29 at 101.00 989,272
1,100 6.125%, 6/15/57 6/29 at 101.00 1,093,019
1,945 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49
6/27 at 102.00 1,851,297
1,300 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56
6/28 at 100.00 1,134,302
4,385 (c),(d) Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54
10/29 at 100.00 2,951,645
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A
:
1,000 (d) 5.000%, 8/01/36 8/26 at 100.00 945,260
3,000 (d) 5.125%, 8/01/46 8/26 at 100.00 2,711,472
2,875 (d) Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56
8/28 at 100.00 2,424,765
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022
:
4,395 5.000%, 4/01/43 4/32 at 100.00 4,452,651
4,000 5.125%, 4/01/52 4/32 at 100.00 4,021,200
1,900 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45
2/25 at 100.00 1,902,790
5,300 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%, 1/01/50
1/30 at 100.00 4,043,051
1,725 (d) Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series
2015A, 5.000%, 9/01/38
9/24 at 100.00 1,687,210
16,335 (d) Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62
2/32 at 100.00 17,034,140
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
8,500 (c),(d) 6.250%, 8/01/27 No Opt. Call 6,630,000
28,545 (c),(d) 6.750%, 8/01/31 No Opt. Call 20,837,850
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
75,750 (d) 6.500%, 12/01/37 12/27 at 100.00 73,894,807

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 41,330 (d) 6.750%, 12/01/42 12/27 at 100.00 $ 40,635,172
276,400 (d) 7.000%, 12/01/50 12/27 at 100.00 276,376,976
6,710 (d) Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50
1/32 at 100.00 7,178,896
16,910 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 10,146,000
2,600 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29
9/28 at 100.00 1,560,000
Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A
:
3,100 (c),(d) 6.250%, 10/01/31 10/27 at 100.00 310,000
10,000 (c),(d) 6.850%, 10/01/47 10/27 at 100.00 1,000,000
4,700 (c),(d) 7.000%, 10/01/47 10/27 at 100.00 470,000
2,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47
10/27 at 100.00 20
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical
Center Project, Series 2021A, 3.000%, 7/01/50 - BAM Insured
1/32 at 100.00 3,752,710
3,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach
Radiation Therapy Center, Subordinate Series 2017B, 8.500%, 11/01/46
11/26 at 100.00 600,000
Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A
:
1,220 5.200%, 12/01/37 12/27 at 100.00 1,241,776
2,725 5.350%, 12/01/45 12/27 at 100.00 2,739,576
Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A
:
18,790 (d) 6.950%, 7/01/38 7/28 at 100.00 13,153,000
60,680 (d) 7.000%, 7/01/48 7/28 at 100.00 42,476,000
4,410 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 4,457,125
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
3,770 5.000%, 6/01/37 6/28 at 103.00 3,785,150
33,365 5.000%, 6/01/52 6/28 at 103.00 30,818,593
9,500 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%, 1/01/51
1/32 at 100.00 7,120,275
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
2,005 4.000%, 7/01/41, (AMT) 7/31 at 100.00 1,663,989
9,775 4.250%, 7/01/54, (AMT) 7/31 at 100.00 7,729,973
5,250 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.250%, 12/01/51
12/31 at 100.00 4,332,613
4,180 Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue
and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%,
7/01/42
7/24 at 100.00 4,180,342
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
5,605 (d) 6.125%, 1/01/33 1/28 at 100.00 2,522,250
22,230 (d) 6.250%, 1/01/38 1/28 at 100.00 10,003,500
90,145 (d) 6.375%, 1/01/48 1/28 at 100.00 40,565,250
4,865 (c),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 486

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 35,100 (d) Public Finance Authority, Winconsin, Tax Increment, Revenue Senior
Bonds, Miami World Center Project, Series 2024A, 5.000%, 6/01/41
6/29 at 103.00 $ 35,550,351
500 (d) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/39
6/26 at 100.00 500,448
6,500 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical
Academy, Taxable Series 2019B, 6.125%, 10/01/49
10/29 at 100.00 5,668,573
21,625 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29
7/24 at 103.00 21,190,482
3,215 (d) Public Finance Authority, Wisconsin, Tax Increment, Revenue Subordinate
Bonds, Miami, Miami World Center Project, Series 2024B, 8.000%,
6/15/42
6/29 at 103.00 3,223,442
3,750 Public Finance Authority, Wisconsin, Tax-Exempt Pooled Securities (TEPS),
Class A Certificates, Series 2024-1, 4.000%, 8/01/59, (Mandatory Put
2/01/27)
No Opt. Call 3,713,974
6,650 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41
9/28 at 100.00 4,997,976
13,825 (e) University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Series 2018A, 4.250%, 4/01/48, (UB)
10/28 at 100.00 13,432,121
2,130 (d) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40
6/26 at 100.00 2,140,295
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%, 7/01/47
7/27 at 100.00 8,115,810
1,850 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017, 5.000%, 8/01/37
8/24 at 103.00 1,402,244
10,000 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2017, 5.000%, 8/15/52, (UB)
8/27 at 100.00 10,132,028
1,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Phase 2 Project, Series 2024, 6.125%, 10/01/59
10/32 at 102.00 1,528,983
5,620 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/48, (UB)
4/27 at 100.00 5,694,133
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System Inc Series 2024A, 4.500%, 2/15/54
- BAM Insured, (UB)
2/34 at 100.00 9,924,732
9,745 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 4.000%, 12/01/46,
(UB)
11/26 at 100.00 9,379,840
30,000 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2022, 4.000%, 12/01/51,
(UB)
12/31 at 100.00 27,692,325
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Mile Bluff Medical Center, Inc., Series 2014
:
1,650 5.500%, 5/01/34 7/24 at 100.00 1,593,453
2,635 5.750%, 5/01/39 7/24 at 100.00 2,511,073
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 673,401
10,105 (e) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024A, 4.750%, 9/01/50, (UB)
3/33 at 100.00 10,178,520
12,500 (e) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024B, 4.750%, 3/01/51, (UB)
9/33 at 100.00 12,625,837

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 10,115 (e) Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB)
11/27 at 100.00 $ 9,759,828
TOTAL WISCONSIN 1,115,483,555
WYOMING - 0.1%
10,245 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 3.000%, 5/01/42
5/31 at 100.00 8,281,205
8,250 (e) Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 3, 4.850%, 12/01/48, (UB)
6/32 at 100.00 8,358,652
TOTAL WYOMING 16,639,857
TOTAL MUNICIPAL BONDS
(cost $19,967,920,250) 19,147,087,913
Shares Description (a) Value
X –
COMMON STOCKS - 8.8% X 1,437,278,966
MATERIALS - 0.0%
3,839 (j),(k) Ingevity Corporation $ 167,803
978 (g),(k) PALOUSE FIBER HOLDINGS 10
23,041 (l) Westrock Co 1,158,040
TOTAL MATERIALS 1,325,853
UTILITIES - 8.8%
270,869 (k),(m) Talen Energy Corp 30,071,877
555,245 (g),(k),(n) Vistra Vision Corporation Private Equity 1,405,881,236
TOTAL UTILITIES 1,435,953,113
TOTAL COMMON STOCKS
(cost $428,843,645) 1,437,278,966
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0.3% X 45,393,425
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 1,593 (d) College for Certain Inc 4.800% 6/01/60 $ 1,170,800
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,170,800
CONSUMER SERVICES - 0.1%
20,600 (g) Wild Rivers Water Park 8.500% 11/01/51 11,742,000
TOTAL CONSUMER SERVICES 11,742,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
7,349 (d),(g) Benloch Ranch Improvement Association 1, Corporate
Bonds
9.750% 12/01/39 6,672,484
3,317 (d),(g) Benloch Ranch Improvement Association No 12022 9.750% 12/01/39 3,011,514
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 9,683,998
TRANSPORTATION - 0.1%
25,000 (d) Brightline East LLC 11.000% 1/31/30 22,796,627
TOTAL TRANSPORTATION 22,796,627
TOTAL CORPORATE BONDS
(cost $57,456,574) 45,393,425

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Principal
Amount (000) Description (a) Coupon (o)
Reference
Rate (o) Spread (o) Maturity (p) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (o) X 1,221,472
CAPITAL GOODS - 0.0%
$ 6,820 (c),(g) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 874,302
TOTAL CAPITAL GOODS 874,302
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
347 Tuscan Gardens of Palm Coast 15.000% N/A N/A 10/01/24 347,170
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 347,170
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $7,166,996) 1,221,472
TOTAL LONG-TERM INVESTMENTS
(cost $20,461,387,465) 20,630,981,776
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 4.2%
X –
REPURCHASE AGREEMENTS - 4.2% X 694,750,000
$ 694,750 (q) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 694,750,000
TOTAL REPURCHASE AGREEMENTS
(cost $694,750,000) 694,750,000
TOTAL SHORT-TERM INVESTMENTS
(cost $694,750,000) 694,750,000
TOTAL INVESTMENTS (cost $21,156,137,465 ) - 130.2% 21,325,731,776
FLOATING RATE OBLIGATIONS - (31.7)% (5,200,009,000)
OTHER ASSETS & LIABILITIES, NET -  1.5% 255,211,216
NET ASSETS - 100% $ 16,380,933,992
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection (r)
Current
Credit
Spread (s)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(g)
City of Chicago Sell 1.27% $ 5,000,000 1.000 % Quarterly 12/20/24 $ 5,078 $ (28,254) $ 33,332
Citigroup Global
Markets Inc.(g)
City of Chicago Sell 1.82 5,000,000 1.000 Quarterly 12/20/25 8,178 (61,351) 69,529
Citigroup Global
Markets Inc.(g)
City of Chicago Sell 3.04 60,000,000 1.000 Quarterly 6/20/28 (582,267) (2,938,199) 2,355,932
Citigroup Global
Markets Inc.(g)
State of Illinois Sell 1.19 25,000,000 1.000 Quarterly 12/20/25 181,139 (97,795) 278,934
Total
$ 95,000,000 $ (387,872)
$(3,125,599) $ 2,737,727

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 19,134,329,101 $ 12,758,812 $ 19,147,087,913
Common Stocks 31,397,720 – 1,405,881,246 1,437,278,966
Corporate Bonds – 23,967,427 21,425,998 45,393,425
Variable Rate Senior Loan Interests – 347,170 874,302 1,221,472
Short-Term Investments:
Repurchase Agreements – 694,750,000 – 694,750,000
Investments in Derivatives:
Credit Default Swaps* – – 2,737,727 2,737,727
Total
$ 31,397,720 $ 19,853,393,698 $ 1,443,678,085 $ 21,328,469,503
* Represents net unrealized appreciation (depreciation).
High Yield
Level 3
Municipal
Bonds
Corporate
Bonds
Variable Rate
Senior Loan
Interests Common Stocks
Credit Default
Swaps Other Security
Balance at the beginning of period $16,387,573 $10,438,002 $874,302 $1,232,791,386 $3,058,391 $84,765,482
Gains (losses):
Net realized gains (losses) 84 - - - - -
Change in net unrealized
appreciation (depreciation) (3,474,793) (754,004) - 173,089,860 (320,664) (84,765,482)
Purchases at cost - - - - - -
Sales at proceeds (6,319) - - - - -
Net discounts (premiums) (147,733) - - - - -
Transfers into - 11,742,000 - - - -
Transfers (out of) - - - - - -
Balance at the end of period $12,758,812 $21,425,998 $874,302 $1,405,881,246 $2,737,727 $-
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $(3,474,793) $(3,171,282) $- $173,089,860 $(300,264) $-
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
High Yield Municipal Bonds $12,758,812 Expected Recovery Recovery Proceeds 100.00% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 11.66% N/A
Corporate Bonds 21,425,998 Indicative Trade Broker Quote 57.00%-90.798% 72.276%
Variable Rate
Senior Loan
Interests
874,302 Probability Weighted Expected
Recovery
Recovery Proceeds 12.82% N/A
Common Stocks 1,405,881,246 Enterprise Value EBITDA Multiples $10.50-$12.50 N/A
Credit Default
Swaps*
2,737,727 Third Party Vendor Yield Spread 0.46%-1.28% 1.180%
Total $1,443,678,085

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
* Represents net unrealized appreciation (depreciation).
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
High Yield
Municipal Bonds $- $- $- $(11,742,000) $11,742,000 $-
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,781,619,220 or 22.4% of Total Investments.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Principal Amount (000) rounds to less than $1,000.
(j) Common Stock received as part of spin-off from WestRock Company.
(k) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(l) Common Stock received as part of the bankruptcy settlement for Hodge, Lousiana, Combined Utility System Revenue Bonds, Smurfit-Stone
Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(m) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holdings: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38; Talen Energy Supply LLC, 10.500%, 1/15/26; Talen Energy Supply
LLC, 6.000%, 12/15/36; and Talen Energy Supply LLC, 6.500%, 6/01/25, Senior Notes.
(n) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(o) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(p) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(q) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $695,055,111 on 7/1/24, collateralized by
Government Agency Securities, with coupon rates 0.625%–4.625% and maturity dates 12/31/28–9/30/30, valued at $708,645,189.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.

Nuveen Short Duration High Yield Municipal
Bond Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 102.0%
X –
MUNICIPAL BONDS - 93 .8 % X 4,228,851,675
ALABAMA - 3.4%
$ 2,445 (c) Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%,
9/01/27
9/25 at 100.00 $ 2,457,429
50,000 (d),(e) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2022C-2, 5.708%, 2/01/53, (Mandatory Put 6/01/29)
(SOFR*0.67% reference rate + 2.150% spread), (UB)
3/29 at 100.00 51,900,050
2,220 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2024A, 5.250%, 5/01/55, (Mandatory Put 9/01/32)
6/32 at 100.22 2,413,866
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 1,836,233
5,125 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 5,338,510
300 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 3.875%, 11/01/27
No Opt. Call 281,533
760 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27
4/25 at 100.00 698,412
Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue
Bonds, Jackson Hospital & Clinic, Series 2015
:
5,955 5.000%, 3/01/33 3/26 at 100.00 4,431,536
3,500 5.000%, 3/01/36 3/26 at 100.00 2,594,622
5,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32)
1/32 at 100.22 5,364,112
10,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Refunding Series 2024B, 5.000%, 6/01/49, (Mandatory
Put 5/01/32)
2/32 at 100.17 10,547,842
50,000 (d),(e) Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.978%, 1/01/53, (Mandatory
Put 12/01/29) (SOFR*0.67% reference rate + 2.420% spread), (UB)
9/29 at 100.00 52,342,225
14,000 (c) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 14,058,197
TOTAL ALABAMA 154,264,567
ALASKA - 0.0%
260 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/41
6/31 at 100.00 251,902
TOTAL ALASKA 251,902
ARIZONA - 3.0%
25,000 (e) Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2007B, 4.597%, 1/01/37 (3-Month LIBOR*0.67%
reference rate + 0.810% spread), (UB)
12/23 at 100.00 24,453,018
Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Tender Option Bond Trust Series 2023-XF3088
:
1,500 (c),(d) 4.391%, 1/01/37, (IF) 6/21 at 100.00 1,390,604
3,000 (c),(d) 4.539%, 1/01/37, (IF) 6/21 at 100.00 2,781,207

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 3,000 (c),(d) 4.539%, 1/01/37, (IF) 6/21 at 100.00 $ 2,781,207
1,500 (c),(d) 4.539%, 1/01/37, (IF) 6/21 at 100.00 1,390,604
500 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37
7/27 at 100.00 506,523
480 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas ? Aliante and Skye
Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31
12/29 at 100.00 438,246
565 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27
No Opt. Call 558,087
240 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018B, 4.500%,
7/01/24
No Opt. Call 240,000
130 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022, 5.000%,
7/01/32
No Opt. Call 134,064
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus Project,
Series 2019A
:
685 (c) 4.500%, 7/01/29 7/24 at 101.00 685,519
3,435 (c) 5.000%, 7/01/49 7/24 at 101.00 3,297,740
305 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 4.750%, 12/15/28
12/26 at 100.00 308,798
1,545 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus Project,
Series 2020A-2, 5.500%, 9/15/28
7/24 at 105.00 1,623,068
680 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38
7/26 at 100.00 696,768
360 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/30
7/28 at 100.00 357,516
30,885 (c) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/41
12/31 at 100.00 25,584,118
1,825 (c) Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29
6/28 at 100.00 1,899,748
1,235 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28
7/25 at 101.00 1,132,129
11,470 (c) Arizona Industrial Development Authority, Revenue Bonds, Mirabella at
ASU Project, Refunding Series 2023A, 4.700%, 10/01/28
12/24 at 100.00 10,328,991
10,095 (c) Arizona Industrial Development Authority, Revenue Bonds, Mirabella at
ASU Project, Refunding Series 2023B, 7.350%, 10/01/28, (Mandatory Put
1/01/27)
12/24 at 100.00 9,321,858
5,675 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
4.000%, 6/01/49, (AMT), (Mandatory Put 6/01/29)
2/29 at 100.00 5,713,448
650 (c) Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 4.750%, 7/01/30
7/28 at 100.00 619,307
115 (c) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014, 5.000%, 7/15/24
No Opt. Call 115,017

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 225 (c) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 4.000%, 7/15/25
No Opt. Call $ 222,810
69 (c) Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%,
7/01/25
7/24 at 100.00 68,621
250 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/31
7/29 at 100.00 246,845
1,460 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A,
4.800%, 7/01/28
No Opt. Call 1,495,188
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A
:
650 (c) 3.000%, 7/01/31 No Opt. Call 612,556
385 (c) 4.000%, 7/01/41 7/31 at 100.00 353,266
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Sun Valley Academy, Series 2024A
:
1,745 (c) 5.250%, 7/01/34 7/31 at 100.00 1,794,354
2,885 (c) 6.250%, 7/01/44 7/31 at 100.00 3,016,129
Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020
:
190 (c) 5.000%, 10/01/26 No Opt. Call 188,790
425 (c) 5.125%, 10/01/30 10/27 at 103.00 425,078
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A
:
280 (c) 5.750%, 7/01/24 No Opt. Call 280,000
3,430 (c) 6.500%, 7/01/34 7/24 at 100.00 3,436,932
1,085 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45
9/30 at 100.00 998,474
1,175 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 5.000%,
7/01/45
7/25 at 100.00 1,175,163
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Series 2019
:
535 (c) 5.000%, 6/15/34 6/25 at 100.00 538,259
660 (c) 5.000%, 6/15/39 6/25 at 100.00 660,441
6,995 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/30
7/26 at 103.00 7,167,180
595 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%,
7/01/26
No Opt. Call 593,920
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019
:
600 (c) 5.125%, 7/01/30 7/26 at 103.00 609,565
1,870 (c) 5.500%, 7/01/40 7/26 at 103.00 1,885,762
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019
:
60 (c) 3.250%, 7/01/24 No Opt. Call 60,000
370 (c) 5.000%, 7/01/29 7/26 at 100.00 374,206
425 (c) 5.000%, 7/01/34 7/26 at 100.00 428,133
575 (c) 5.000%, 7/01/39 7/26 at 100.00 575,541

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 1,720 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School
Project, Series 2013, 7.750%, 12/01/43
12/25 at 100.00 $ 1,724,909
815 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%,
2/01/28
No Opt. Call 851,533
640 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.000%, 6/15/35
6/28 at 100.00 641,577
2,525 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/35
6/28 at 100.00 2,531,220
290 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29
7/25 at 100.00 280,264
5,285 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R,
5.000%, 7/01/31
7/26 at 100.00 5,301,735
280 (c) Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A,
4.000%, 12/15/24
No Opt. Call 279,653
100 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 109,020
444 (c) Show Low Bluff Community Facilities District, Show Low, Arizona, Special
Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31
7/24 at 100.00 406,790
286 Southside Community Facilities District 1, Prescott Valley, Arizona, Special
Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32
7/24 at 100.00 229,275
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A
:
1,500 (c) 5.500%, 10/01/27 No Opt. Call 1,319,721
10 (c) 6.000%, 10/01/37 10/27 at 100.00 7,119
145 (c) Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 3.900%, 9/01/24
No Opt. Call 144,815
TOTAL ARIZONA 137,392,429
ARKANSAS - 0.4%
6,810 (c) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 7,014,046
9,715 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 10,172,469
TOTAL ARKANSAS 17,186,515
CALIFORNIA - 5.4%
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A
:
7,215 5.000%, 3/01/31 3/26 at 100.00 7,217,325
7,565 5.250%, 3/01/36 3/26 at 100.00 7,586,677
355 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/25
No Opt. Call 358,856

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 50,000 (d),(e) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 5.258%,
5/01/53, (Mandatory Put 8/01/28) (SOFR*0.67% reference rate + 1.700%
spread), (UB)
5/28 at 100.00 $ 49,910,400
5,000 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50
8/32 at 100.00 4,020,487
3,500 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56
8/31 at 100.00 2,548,453
14,700 (c) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 12,832,897
California Enterprise Development Authority, Charter School Revenue
Bonds, Rocklin Academy Project, Refunding Series 2021A
:
250 (c) 4.000%, 6/01/36 6/31 at 100.00 242,375
630 (c) 4.000%, 6/01/51 6/31 at 100.00 548,255
225 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 4.000%, 8/15/34
8/27 at 100.00 225,153
4,250 California Housing Finance Agency, California, Multifamily Housing
Revenue Bonds, Power Station Block 7B, Limited Obligation Senior Series
2024L, 5.200%, 12/01/27
6/27 at 100.00 4,280,672
14 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 13,621
215 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25
7/24 at 101.00 215,000
270 (c) California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 4.500%, 6/01/28
6/26 at 100.00 271,122
590 (c) California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project?Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/26
No Opt. Call 581,710
1,150 (c) California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/28
No Opt. Call 1,177,164
California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A
:
555 (c) 4.000%, 6/15/26 No Opt. Call 546,592
1,900 (c) 5.000%, 6/15/46 6/26 at 100.00 1,857,846
170 (c) California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25
No Opt. Call 170,327
185 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24
7/24 at 101.00 184,791
680 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A, 3.875%, 7/01/28
No Opt. Call 676,638
840 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 849,989
220 (c) California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41
6/30 at 100.00 216,781
1,480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%,
8/15/30
8/24 at 100.00 1,481,538
23,032 (c) California Municipal Finance Authority, Multifamily Housing Revenue
Bonds, Pacific Oaks Senior Apartments, Series 2022A, 4.000%, 7/01/57,
(Mandatory Put 7/01/32)
7/29 at 103.00 22,220,098

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 175 (c) California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%, 12/01/36
12/30 at 100.00 $ 177,708
420 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
4.250%, 1/01/25
No Opt. Call 415,726
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
:
300 5.000%, 11/01/24 No Opt. Call 300,542
350 5.000%, 11/01/27 11/24 at 100.00 348,949
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
:
1,425 5.000%, 11/01/28 11/26 at 100.00 1,429,261
2,595 5.250%, 11/01/29 11/26 at 100.00 2,614,077
1,990 5.000%, 11/01/30 11/26 at 100.00 1,994,696
1,000 5.250%, 11/01/31 11/26 at 100.00 1,007,941
1,000 (c) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 1,023,391
4,940 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 4,937,696
2,575 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-3, 4.300%,
7/01/40, (AMT)
7/25 at 100.00 2,572,045
2,750 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 11/21/45
1/29 at 100.00 2,838,220
1,355 (c) California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 4.250%, 7/01/30
7/28 at 100.00 1,285,358
415 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27
No Opt. Call 419,368
California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A
:
860 (c) 5.000%, 7/01/35 7/33 at 105.00 886,438
1,375 (c) 5.250%, 7/01/40 7/33 at 105.00 1,427,588
1,905 (c) California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%,
6/01/29
6/26 at 100.00 1,904,934
1,135 (c) California School Finance Authority Charter, School Revenue Bonds,
Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%,
3/01/28
6/25 at 100.00 1,136,483
515 (c) California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/26
No Opt. Call 506,416
California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A
:
265 (c) 5.000%, 6/01/29 6/26 at 100.00 268,856
750 (c) 5.000%, 6/01/39 6/26 at 100.00 752,685
2,080 (c) California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A, 7.250%, 6/15/43
6/31 at 102.00 2,167,378
405 (c) California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Taxable Series 2023B, 7.500%, 6/15/29
No Opt. Call 412,376

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 10 (c) California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A, 5.000%,
8/01/42
8/28 at 100.00 $ 10,164
400 (c) California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26
No Opt. Call 403,169
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016
:
385 (c) 4.000%, 6/01/26 No Opt. Call 381,978
1,000 (c) 4.500%, 6/01/31 6/26 at 100.00 1,003,974
480 (c) California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27
No Opt. Call 488,098
California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023
:
695 (c) 5.000%, 8/01/33 No Opt. Call 728,817
500 (c) 5.250%, 8/01/38 8/33 at 100.00 526,165
370 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/26
6/25 at 100.00 372,522
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2017A
:
630 (c) 4.500%, 6/01/27 6/26 at 100.00 634,696
975 (c) 5.000%, 6/01/34 6/26 at 100.00 990,084
315 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools ? Obligated Group, Series 2017G, 5.000%,
6/01/30
6/27 at 100.00 323,493
6,865 (c) California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not? Academy ? Obligated Group, Series 2021A,
4.000%, 6/01/61
6/27 at 100.00 5,033,094
California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A
:
240 4.000%, 6/01/31 No Opt. Call 228,941
100 4.000%, 6/01/41 6/31 at 100.00 84,104
2,165 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2023A,
5.500%, 6/01/43
6/31 at 100.00 2,207,261
250 (c) California School Finance Authority, Charter School Revenue Bonds,
Social Bonds ?  iLead Lancaster Project, Series 2021A, 4.000%, 6/01/31
6/29 at 100.00 240,474
435 (c) California School Finance Authority, Charter School Revenue Bonds,
Social Bonds iLead Lancaster Project, Series 2021A, 5.000%, 6/01/41
6/29 at 100.00 428,637
1,465 (c) California School Finance Authority, Charter School Revenue Bonds,
Valley International Preparatory High School Project, Series 2022A,
5.000%, 3/01/37
3/31 at 100.00 1,299,190
100 California School finance Authority, School Facility Revenue Bonds,  ICEF
- View Park Elementary and Middle Schools, Series 2014A, 4.750%,
10/01/24
No Opt. Call 99,862
145 (c) California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 5.750%, 11/01/24
No Opt. Call 145,382
California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A
:
255 (c) 4.000%, 7/01/29 7/28 at 100.00 254,448
465 (c) 4.000%, 7/01/38 7/28 at 100.00 447,324
127 (c) California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 4.125%, 7/01/24
No Opt. Call 127,000

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 145 (c) California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/32
11/27 at 100.00 $ 149,290
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
1,100 (c) 5.000%, 12/01/41 6/26 at 100.00 1,111,570
11,000 (c) 5.000%, 12/01/46 6/26 at 100.00 11,078,262
3,830 (c) 5.250%, 12/01/56 6/26 at 100.00 3,860,605
850 (c) California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29
No Opt. Call 873,039
225 (c) California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%,
11/01/24
No Opt. Call 225,014
305 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
4.375%, 9/01/25
No Opt. Call 305,132
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Refunding Series
2015R-1
:
1,005 5.000%, 9/02/25 No Opt. Call 1,021,255
1,045 5.000%, 9/02/26 9/25 at 100.00 1,058,991
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A
:
500 4.000%, 9/02/28 No Opt. Call 499,218
2,150 5.000%, 9/02/38 9/28 at 100.00 2,236,149
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
32 (f),(g) 5.750%, 7/01/24 1/22 at 100.00 31,958
70 (f),(g) 5.750%, 7/01/30 1/22 at 100.00 70,817
5 (f),(g) 5.750%, 7/01/35 1/22 at 100.00 4,884
13 (f),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 12,741
26 (f),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 26,066
2,000 (c) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56
4/31 at 100.00 1,554,298
410 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
7/24 at 100.00 410,343
2,060 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 1,668,316
1,175 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51
7/31 at 100.00 1,146,102
2,500 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58
4/32 at 100.00 1,776,975
2,885 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 2,053,267

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 740 (h) Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35, (Pre-
refunded 6/01/28)
6/28 at 100.00 $ 796,154
3,800 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 3,728,160
Hesperia, California, Special Tax Bonds, Community Facilities District
2005-1 Belgate Development Restructuring Series 2014
:
250 5.000%, 9/01/24 No Opt. Call 250,440
195 5.000%, 9/01/26 9/24 at 100.00 195,343
2,175 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 2,111,993
670 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 4.000%, 9/02/25
No Opt. Call 667,766
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019
:
70 4.100%, 9/01/24 No Opt. Call 69,882
85 4.200%, 9/01/25 No Opt. Call 84,403
105 4.350%, 9/01/26 No Opt. Call 103,938
125 4.400%, 9/01/27 9/26 at 103.00 123,384
145 4.500%, 9/01/28 9/26 at 103.00 143,203
1,120 5.100%, 9/01/33 9/26 at 103.00 1,139,935
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019
:
45 4.100%, 9/01/24 No Opt. Call 44,924
55 4.200%, 9/01/25 No Opt. Call 54,613
65 4.350%, 9/01/26 No Opt. Call 64,343
80 4.400%, 9/01/27 9/26 at 103.00 78,966
95 4.500%, 9/01/28 9/26 at 103.00 93,858
695 5.100%, 9/01/33 9/26 at 103.00 707,370
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019
:
85 4.100%, 9/01/24 No Opt. Call 84,856
110 4.200%, 9/01/25 No Opt. Call 109,227
130 4.350%, 9/01/26 No Opt. Call 128,686
155 4.400%, 9/01/27 9/26 at 103.00 152,996
180 4.500%, 9/01/28 9/26 at 103.00 177,836
1,390 5.100%, 9/01/33 9/26 at 103.00 1,414,741
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019
:
20 4.350%, 9/01/24 No Opt. Call 19,968
25 4.450%, 9/01/25 No Opt. Call 24,836
30 4.600%, 9/01/26 No Opt. Call 29,722
35 4.650%, 9/01/27 9/26 at 103.00 34,589
45 4.750%, 9/01/28 9/26 at 103.00 44,511
335 5.350%, 9/01/33 9/26 at 103.00 342,452
1,845 5.850%, 9/01/49 9/26 at 103.00 1,879,493
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019
:
30 4.100%, 9/01/24 No Opt. Call 29,949
40 4.200%, 9/01/25 No Opt. Call 39,719
45 4.350%, 9/01/26 No Opt. Call 44,545
55 4.400%, 9/01/27 9/26 at 103.00 54,289
65 4.500%, 9/01/28 9/26 at 103.00 64,194
495 5.100%, 9/01/33 9/26 at 103.00 503,811
105 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call 119,263

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 7,370 (e) Modesto Irrigation District Financing Authority, California, Domestic Water
Project Revenue Bonds, Index Rate Series 2007, 4.387%, 9/01/37 - NPFG
Insured (TSFR3M*0.67% reference rate + 0.630% spread)
7/24 at 100.00 $ 7,041,123
640 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.200%, 9/01/28
9/24 at 100.00 641,598
ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015
:
625 5.000%, 9/01/24 No Opt. Call 626,100
690 5.000%, 9/01/26 9/25 at 100.00 697,559
755 5.000%, 9/01/28 9/25 at 100.00 761,504
Palm Desert, California, Special Tax Bonds, Community Facilities District
2021-1 University Park, Series 2021
:
100 3.000%, 9/01/31 9/28 at 103.00 91,689
110 4.000%, 9/01/41 9/28 at 103.00 101,609
Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2001-1 May Farms Improvement Area 6 &7,
Refunding Series 2014E
:
480 4.000%, 9/01/24 No Opt. Call 479,714
500 5.000%, 9/01/25 9/24 at 100.00 500,957
525 5.000%, 9/01/26 9/24 at 100.00 526,064
860 Perris, California, Special Tax Bonds, Community Facilities District 2001-2,
Refunding Series 2014A, 4.375%, 9/01/24
7/24 at 100.00 860,002
100 Poway Unified School District, San Diego County, California, Special Tax
Bonds, Community Facilities District 15 Del Sur East Improvement Area C,
Series 2016, 5.000%, 9/01/26
No Opt. Call 103,111
700 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2018-1 Grantline 208, Series 2021B, 4.000%, 9/01/41
9/26 at 103.00 653,682
345 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 - AGM
Insured
10/24 at 100.00 346,742
Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014
:
500 4.250%, 9/01/24 No Opt. Call 499,872
750 5.000%, 9/01/25 9/24 at 100.00 751,410
550 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 4.000%, 9/01/26
No Opt. Call 549,361
5,100 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/56, (AMT)
7/31 at 100.00 5,274,506
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46,
(AMT)
5/26 at 100.00 5,046,219
San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Facilities Increment Series 2022A
:
295 (c) 5.000%, 9/01/27 No Opt. Call 308,021
400 (c) 5.000%, 9/01/32 No Opt. Call 430,957
385 (c) 5.000%, 9/01/37 9/32 at 100.00 410,271
400 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call 400,388
1,185 (c) San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2022A, 4.000%, 9/01/32
9/28 at 103.00 1,155,556

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 30 San Jacinto, California, Special Tax Bonds, Community Facilities District
2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30
9/26 at 100.00 $ 30,552
100 (c) Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27
No Opt. Call 103,005
375 Tracy, California, Special Tax Bonds, Community Facilities District 2016-
2,  Improvement Area 2, Series 2021, 4.000%, 9/01/36
9/28 at 103.00 369,099
125 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015, 5.000%, 9/01/25
No Opt. Call 126,024
TOTAL CALIFORNIA 243,341,121
COLORADO - 8.8%
3,779 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 3,490,559
3,870 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding and Improvement Series 2023B,
8.250%, 12/15/39
12/28 at 103.00 3,997,156
315 (h) Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series
2006, 5.875%, 10/01/26 - SYNCORA GTY Insured, (ETM)
No Opt. Call 323,396
2,605 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 2,415,727
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
1,028 4.000%, 12/01/29 9/24 at 103.00 972,767
2,850 5.000%, 12/01/48 9/24 at 103.00 2,616,256
2,530 Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A, 5.750%, 12/01/46
7/24 at 101.00 2,536,195
635 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 565,609
Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A
:
525 4.250%, 12/01/31 12/26 at 103.00 486,321
1,565 4.500%, 12/01/41 12/26 at 103.00 1,340,301
1,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 1,161,109
329 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%,
12/01/27
7/24 at 102.00 320,204
Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
4,384 5.000%, 12/01/35 7/24 at 103.00 3,687,691
20,625 5.125%, 12/01/48 7/24 at 103.00 16,913,047
Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
6,154 5.000%, 12/01/39 7/24 at 103.00 5,450,522
12,050 5.000%, 12/01/49 7/24 at 103.00 9,656,496

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 4,985 Broadway Station Metropolitan District 3, Denver County, Colorado, Tax
Increment Supported Revenue Bonds, Series 2023A, 7.000%, 12/15/32
7/24 at 100.00 $ 4,817,304
2,100 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.000%, 12/01/37
7/24 at 102.00 2,101,782
265 Cathedral Pines Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26
No Opt. Call 261,145
854 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series 2021A,
4.000%, 12/01/31
12/26 at 103.00 753,800
1,470 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 4.625%,
10/01/27
No Opt. Call 1,438,906
250 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%,
7/01/26
7/25 at 100.00 249,123
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A
:
845 (c) 5.000%, 3/15/32 No Opt. Call 851,386
1,935 (c) 5.125%, 3/15/42 3/32 at 100.00 1,944,020
150 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Taxable Series 2022B,
5.250%, 3/15/26
No Opt. Call 147,302
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%,
1/15/29
7/24 at 100.00 500,194
500 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34
7/24 at 100.00 500,272
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 615,507
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020
:
555 (c) 5.000%, 12/01/40 12/30 at 100.00 529,262
2,210 (c) 5.000%, 12/01/50 12/30 at 100.00 1,986,110
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019
:
1,825 (c) 5.000%, 10/01/29 10/27 at 100.00 1,864,861
2,270 (c) 5.000%, 10/01/39 10/27 at 100.00 2,286,060
3,520 (c) 5.000%, 10/01/59 10/27 at 100.00 3,362,780
75 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%,
8/01/24
No Opt. Call 74,811
375 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 5.000%, 2/01/27
2/26 at 100.00 338,443
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A
:
280 (c),(f) 5.000%, 12/01/25 No Opt. Call 265,373
750 (c),(f) 5.500%, 12/01/30 12/25 at 100.00 618,655
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Series 2015, 5.000%, 5/15/40
5/25 at 100.00 1,004,467
500 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.625%, 12/01/32
7/24 at 103.00 502,339

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 433 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2016, 4.625%, 12/01/31
7/24 at 101.00 $ 415,474
388 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26
12/25 at 100.00 384,090
10,835 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 5,914,500
5,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.250%, 12/01/48, (AMT)
12/28 at 100.00 5,150,783
2,290 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
7/24 at 103.00 2,349,182
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
1,595 (c) 5.250%, 12/01/39 7/24 at 103.00 1,607,206
465 (c) 5.250%, 12/01/39 7/24 at 103.00 468,558
457 (c) DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2019, 3.250%, 12/01/29
9/24 at 103.00 420,088
500 (c) Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 3.750%, 12/01/29
6/26 at 103.00 466,671
20,950 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 20,597,789
305 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.000%,
12/01/32
12/27 at 103.00 312,671
3,800 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 3,669,496
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
7,900 5.250%, 12/01/32 12/30 at 102.00 7,921,198
4,020 5.500%, 12/01/42 12/30 at 102.00 4,046,916
2,000 (c) Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50
6/25 at 103.00 1,758,772
Grand Junction Dos Rios General Improvement District, Grand Junction,
Mesa County, Colorado, Special Revenue Bonds, Series 2021
:
3,035 4.000%, 12/01/31 12/26 at 103.00 2,736,374
500 4.500%, 12/01/41 12/26 at 103.00 419,029
1,170 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/32
9/25 at 103.00 1,168,089
1,300 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%,
12/01/28
12/24 at 100.00 1,301,657
Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2021
:
1,288 4.000%, 12/01/31 3/26 at 103.00 1,148,998
550 5.000%, 12/01/41 3/26 at 103.00 494,205
5,070 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A, 6.250%, 12/01/47
9/27 at 103.00 5,129,513

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,079 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2022B,
9.000%, 12/15/47
9/27 at 103.00 $ 1,092,952
Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
:
1,760 (c) 5.000%, 12/01/29 No Opt. Call 1,721,003
2,830 (c) 5.125%, 12/01/34 12/31 at 103.00 2,716,505
6,290 (c) 6.125%, 12/01/44 12/31 at 103.00 6,052,497
1,061 (f) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
7/24 at 100.00 1,042,210
2,500 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
9/26 at 103.00 1,882,354
Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022
:
3,885 (c) 6.500%, 11/01/32 11/29 at 103.00 3,935,828
14,550 (c) 7.125%, 11/01/42 11/29 at 103.00 14,730,781
1,160 Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41
6/26 at 103.00 1,090,234
Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022
:
930 6.250%, 12/01/37 12/27 at 103.00 945,529
1,100 6.500%, 12/01/42 12/27 at 103.00 1,117,805
1,700 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/39
3/25 at 103.00 1,694,795
1,000 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.500%,
12/01/41
12/26 at 103.00 830,480
437 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 429,431
1,227 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34
7/24 at 103.00 1,243,502
1,540 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-2, 5.500%, 12/01/34
7/24 at 103.00 1,565,055
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 2,005,415
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
2,690 4.000%, 12/01/29 12/24 at 103.00 2,517,640
6,160 5.000%, 12/01/49 12/24 at 103.00 5,595,354
Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A
:
500 (c) 4.000%, 12/01/35 3/26 at 103.00 438,663
2,900 (c) 5.000%, 12/01/51 3/26 at 103.00 2,487,694
3,950 (i) Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 0.000%, 12/01/42
12/27 at 81.99 2,384,464
15,945 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 15,318,787
500 Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported District Improvements
Revenue Bonds, Refunding Series 2024B, 5.875%, 12/15/46
12/33 at 100.00 534,690

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 525 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Convertible to Unlimited Tax Series 2021A,
3.750%, 12/01/41
9/26 at 103.00 $ 423,858
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
440 6.250%, 11/15/28 No Opt. Call 461,290
2,800 6.500%, 11/15/38 No Opt. Call 3,434,768
19,165 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45
12/30 at 100.00 13,063,636
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015
:
200 4.250%, 12/01/28 12/24 at 100.00 194,897
335 4.375%, 12/01/30 12/24 at 100.00 318,905
Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A
:
1,900 4.500%, 12/01/32 3/27 at 103.00 1,751,124
8,310 5.000%, 12/01/42 3/27 at 103.00 7,741,942
1,500 RM Mead Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.250%, 12/01/50
9/25 at 103.00 1,453,395
Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A
:
13,640 6.375%, 12/01/42 12/29 at 103.00 13,901,866
6,000 6.750%, 12/01/52 12/29 at 103.00 6,057,932
Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021
:
1,575 3.250%, 12/01/31 9/26 at 103.00 1,367,750
1,000 3.750%, 12/01/41 9/26 at 103.00 791,803
300 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call 288,806
3,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.125%, 12/01/47
7/24 at 102.00 2,938,845
Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022
:
2,000 5.800%, 12/01/32 12/27 at 103.00 2,111,095
8,500 6.500%, 12/01/42 12/27 at 103.00 9,058,334
1,550 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Special Improvement Revenue Bonds, Special District 1, Series 2024,
5.625%, 12/01/43
6/29 at 103.00 1,596,928
Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020
:
3,205 5.000%, 12/01/40 12/25 at 103.00 3,090,106
2,000 5.125%, 12/01/50 12/25 at 103.00 1,850,665
Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22
:
1,345 5.250%, 12/01/32 6/30 at 102.00 1,342,803
5,050 5.500%, 12/01/42 6/30 at 102.00 5,009,805
825 (c) Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.500%, 12/01/42
3/27 at 103.00 683,381
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
2,750 5.000%, 12/01/41 3/26 at 103.00 2,416,718
19,170 5.000%, 12/01/51 3/26 at 103.00 15,572,499

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,500 (c) Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.500%, 12/01/41
12/26 at 103.00 $ 1,351,536
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
10,000 5.125%, 12/01/34 7/24 at 103.00 9,942,037
630 5.375%, 12/01/39 7/24 at 103.00 626,487
3,500 5.500%, 12/01/48 7/24 at 103.00 3,439,270
Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021
:
530 5.000%, 12/01/36 3/26 at 103.00 460,434
2,465 5.000%, 12/01/41 3/26 at 103.00 2,039,572
12,125 5.000%, 12/01/51 3/26 at 103.00 9,402,558
1,250 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 1,248,162
1,110 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 1,091,898
1,000 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 849,727
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1
:
1,600 (c) 4.000%, 12/01/31 9/26 at 103.00 1,496,030
14,000 (c) 4.000%, 12/01/36 9/26 at 103.00 12,463,440
20,865 (c) 4.000%, 12/01/41 9/26 at 103.00 17,196,442
19,000 (c) 4.125%, 12/01/51 9/26 at 103.00 14,296,708
1,510 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 1,470,624
TOTAL COLORADO 398,500,261
CONNECTICUT - 0.6%
12,160 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
7/24 at 100.00 12,164,082
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1
:
1,450 (c) 4.500%, 10/01/34 10/24 at 104.00 1,294,369
11,750 (c) 5.000%, 10/01/54 10/24 at 104.00 9,173,542
925 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/30
1/26 at 102.00 915,813
Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021
:
600 4.000%, 4/01/31 4/30 at 100.00 578,279
1,755 4.000%, 4/01/41 4/30 at 100.00 1,545,912
750 (c) Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2024,
5.625%, 4/01/44
4/34 at 100.00 783,471
TOTAL CONNECTICUT 26,455,468
DELAWARE - 0.1%
Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores Special
Development District, Series 2024
:
1,375 (c) 5.250%, 7/01/44 7/33 at 100.00 1,435,116
1,535 (c) 5.625%, 7/01/53 7/33 at 100.00 1,612,113

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
DELAWARE (continued)
Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas ASPIRA
Academy Project, Series 2022A
:
$ 180 4.000%, 6/01/52 6/32 at 100.00 $ 147,678
185 4.000%, 6/01/57 6/32 at 100.00 147,726
410 Delaware Economic Development Authority, Revenue Bonds, ASPIRA of
Delaware Charter Operations, Inc. Project, Series 2016A, 3.250%, 6/01/26
No Opt. Call 399,872
650 (c),(h) Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, (Pre-refunded
3/03/25)
3/25 at 100.00 656,878
TOTAL DELAWARE 4,399,383
DISTRICT OF COLUMBIA - 0.6%
District of Columbia Revenue Bonds, Rocketship Education DC Public
Charter School Inc., Obligated Group -Issue 3, Series 2024A
:
650 5.000%, 6/01/34 6/31 at 100.00 674,980
600 5.625%, 6/01/44 6/31 at 100.00 622,738
10,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Subordinate Lien Series 2015B, 5.250%, 10/01/44
10/25 at 100.00 10,142,269
270 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A, 5.000%, 7/01/32
7/24 at 103.00 273,221
District of Columbia, Washington, D.C., Revenue Bonds, Inspired Teaching
Demonstration Public Charter School Issue, Series 2022
:
760 5.000%, 7/01/32 No Opt. Call 791,631
1,500 5.000%, 7/01/42 7/32 at 100.00 1,537,428
235 District of Columbia, Washington, D.C., Revenue Bonds, The Methodist
Home of the District of Columbia, Series 1999, 4.500%, 1/01/25
No Opt. Call 233,447
11,450 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015B, 5.000%, 10/01/33, (AMT)
10/25 at 100.00 11,579,710
TOTAL DISTRICT OF COLUMBIA 25,855,424
FLORIDA - 19.2%
130 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2015,
5.500%, 11/01/25
No Opt. Call 131,375
125 Abbott Square Community Development District, Zephyrhills, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022, 4.500%,
6/15/27
No Opt. Call 125,825
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
:
125 4.000%, 11/01/24 No Opt. Call 124,831
720 4.750%, 11/01/29 11/28 at 100.00 731,873
785 (c) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A, 4.750%, 11/01/29
No Opt. Call 803,119
370 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016, 5.500%, 11/01/30
11/26 at 100.00 378,054
Antillia Community Development District, Florida, Special Assessment
Revenue Bonds, Project Series 2024
:
275 (c) 5.000%, 5/01/31 No Opt. Call 277,084
1,000 (c) 5.600%, 5/01/44 5/34 at 100.00 1,015,364
520 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 4.625%, 5/01/28
No Opt. Call 526,041

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 430 (c) Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28
11/27 at 100.00 $ 434,342
90 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28
No Opt. Call 91,964
275 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28
No Opt. Call 283,361
Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021
:
60 2.375%, 5/01/26 No Opt. Call 58,249
250 3.000%, 5/01/32 No Opt. Call 230,064
740 3.375%, 5/01/41 5/32 at 100.00 613,111
205 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series
2019, 3.700%, 11/01/29
No Opt. Call 201,774
Avalon Park West Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2022 Project Area, Refunding
Series 2022
:
200 (c) 4.700%, 5/01/32 No Opt. Call 205,585
515 (c) 5.500%, 5/01/42 5/32 at 100.00 537,932
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021
:
485 2.600%, 5/01/26 No Opt. Call 472,087
1,355 3.200%, 5/01/31 No Opt. Call 1,276,970
1,000 3.750%, 5/01/41 5/31 at 100.00 876,301
380 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%,
5/01/29
No Opt. Call 389,517
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020
:
590 (c) 3.800%, 5/01/32 5/30 at 100.00 578,180
165 (c) 4.300%, 5/01/42 5/30 at 100.00 153,680
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 5 Project, Series 2022
:
310 (c) 3.000%, 5/01/27 No Opt. Call 301,313
915 (c) 3.300%, 5/01/32 No Opt. Call 859,706
2,445 (c) 4.000%, 5/01/42 5/32 at 100.00 2,149,226
985 (c) Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
2.750%, 5/01/31
No Opt. Call 901,706
7,175 (c) Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 2 Project, Series 2021B, 5.000%, 5/01/41
No Opt. Call 7,280,844
185 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24
No Opt. Call 185,853
Aviary at Rutland Ranch Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project, Series 2021
:
60 2.450%, 11/01/26 No Opt. Call 57,749
175 3.100%, 11/01/31 No Opt. Call 161,187
500 3.400%, 11/01/41 11/31 at 100.00 415,335
220 (c) Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
4.500%, 11/01/28
No Opt. Call 222,567
255 (c) Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
2.375%, 5/01/26
No Opt. Call 246,694

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 2B, Series
2018
:
$ 30 (c) 4.000%, 11/01/24 No Opt. Call $ 29,998
200 (c) 4.500%, 11/01/29 No Opt. Call 203,319
205 (c) Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2018, 4.000%, 11/01/24
No Opt. Call 204,979
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 4, Series
2018
:
25 (c) 4.000%, 11/01/24 No Opt. Call 24,995
170 (c) 4.500%, 11/01/29 No Opt. Call 172,659
515 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 4.750%,
11/01/26
11/25 at 100.00 520,163
425 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.000%,
11/01/28
11/25 at 100.00 429,780
Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
:
930 3.250%, 11/01/27 No Opt. Call 905,005
1,295 3.625%, 11/01/32 No Opt. Call 1,216,061
6,925 4.000%, 11/01/42 11/32 at 100.00 6,143,449
300 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%,
11/01/25
No Opt. Call 301,016
200 (c) Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2021, 3.000%,
5/01/31
No Opt. Call 186,234
275 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 2.750%, 11/01/25
No Opt. Call 269,412
170 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26
7/24 at 100.00 167,145
30 Bay Laurel Center Community Development District, Marion County,
Florida, Special Assessment Bonds, Refunding Indigo Series 2016,
3.750%, 5/01/25
No Opt. Call 29,897
Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1
:
105 (c) 4.250%, 11/01/24 No Opt. Call 105,011
600 (c) 4.750%, 11/01/29 No Opt. Call 610,955
335 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.000%, 11/01/27
No Opt. Call 346,653
490 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2016, 3.750%, 11/01/31
11/26 at 100.00 468,640
445 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A, 4.750%, 11/01/27
No Opt. Call 454,013
Belmont II Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area,
Series 2020
:
120 2.500%, 12/15/25 No Opt. Call 117,523
200 3.125%, 12/15/30 No Opt. Call 191,733

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 210 Berry Bay Community Development District, Hillsborough County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2021,
2.625%, 5/01/26
No Opt. Call $ 204,180
160 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022, 4.800%,
6/15/27
No Opt. Call 161,929
Boggy Branch Community Development District, Jacksonville, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2021
:
455 3.000%, 5/01/31 No Opt. Call 416,341
1,170 3.500%, 5/01/41 5/31 at 100.00 971,305
Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2023
:
1,025 4.500%, 5/01/33 5/32 at 100.00 1,041,493
1,770 5.125%, 5/01/43 5/32 at 100.00 1,805,220
1,100 Botaniko Community Development District, Weston, Florida, Special
Assessment Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 945,522
Bradbury Community Development District, Haines City, Florida, Special
Assessment Bonds, Series 2023
:
655 (c) 4.375%, 5/01/30 No Opt. Call 659,551
1,685 (c) 5.250%, 5/01/43 5/33 at 100.00 1,709,963
Bridgewater North Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2022
:
250 (c) 3.125%, 5/01/27 No Opt. Call 243,499
500 (c) 3.500%, 5/01/32 No Opt. Call 472,720
Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2021
:
205 2.375%, 5/01/26 No Opt. Call 198,414
375 2.850%, 5/01/31 No Opt. Call 340,721
975 3.150%, 5/01/41 5/31 at 100.00 779,700
Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area Two Series 2022
:
200 (c) 4.375%, 5/01/27 No Opt. Call 200,704
350 (c) 4.750%, 5/01/32 No Opt. Call 355,790
630 (c) Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28
No Opt. Call 636,273
Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022
:
315 (c) 4.750%, 5/01/27 No Opt. Call 316,379
420 (c) 5.250%, 5/01/32 No Opt. Call 430,128
1,000 (c) 5.625%, 5/01/42 5/37 at 100.00 1,033,791
Buckhead Trails Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2024 Project Series 2024
:
600 4.700%, 5/01/31 No Opt. Call 601,775
1,000 5.600%, 5/01/44 5/34 at 100.00 1,006,734
215 Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28
11/27 at 100.00 218,412
1,230 (c) Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 4.750%, 7/01/24
No Opt. Call 1,230,000
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
380 (c) 4.000%, 12/15/24 No Opt. Call 377,888
300 (c) 4.000%, 12/15/25 No Opt. Call 295,585
355 (c) 5.000%, 12/15/26 7/26 at 100.00 355,469
330 (c) 5.000%, 12/15/27 7/26 at 100.00 330,943
350 (c) 5.000%, 12/15/28 7/26 at 100.00 351,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 365 (c) 5.000%, 12/15/29 7/26 at 100.00 $ 366,113
510 (c) 5.000%, 12/15/30 7/26 at 100.00 511,359
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A
:
445 (c) 3.000%, 7/01/31 No Opt. Call 409,333
165 (c) 4.000%, 7/01/41 7/31 at 100.00 145,561
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A-2
:
500 (c) 2.500%, 7/01/31 No Opt. Call 444,972
750 (c) 4.000%, 7/01/41 7/31 at 100.00 661,638
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A
:
320 (c) 3.000%, 12/15/29 No Opt. Call 297,444
1,285 (c) 5.000%, 12/15/39 12/30 at 100.00 1,288,482
235 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31
No Opt. Call 211,963
235 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/41
6/31 at 100.00 226,923
3,245 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/45
12/28 at 100.00 2,531,100
1,050 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39
1/29 at 100.00 1,048,367
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018
:
900 (c) 5.900%, 8/15/28 No Opt. Call 931,642
515 (c) 6.100%, 8/15/38 8/28 at 100.00 545,062
1,015 (c) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A, 4.750%, 7/01/27
No Opt. Call 1,022,585
Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018
:
5,064 (c),(f) 7.000%, 6/01/28 No Opt. Call 440,567
10,556 (c),(f) 7.250%, 6/01/33 6/28 at 100.00 918,349
1,450 (c),(f) 7.500%, 6/01/48 6/28 at 100.00 126,147
535 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 4.000%, 10/15/29
10/27 at 100.00 531,197
450 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 4.000%, 10/15/29
10/27 at 100.00 446,801
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
1,170 (c) 5.000%, 8/01/27 8/24 at 103.00 1,096,506
490 (c) 5.375%, 8/01/32 8/24 at 103.00 430,132
Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS
Enterprises, Inc. Projects, Refunding Series 2023A
:
2,000 (c) 5.125%, 6/15/33 6/30 at 100.00 2,082,643
3,600 (c) 6.000%, 6/15/43 6/30 at 100.00 3,777,690
585 Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%,
11/01/29
11/26 at 100.00 597,012
810 (c) Caymas Community Development District, Collier County, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2024, 5.300%,
5/01/44
5/34 at 100.00 813,636
75 Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021, 2.250%, 5/01/26
No Opt. Call 72,814

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
$ 2,935 5.000%, 5/01/34 7/24 at 100.00 $ 2,936,698
2,625 5.125%, 5/01/45 7/24 at 100.00 2,625,304
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2017
:
1,115 5.000%, 5/01/32 5/27 at 100.00 1,135,010
3,810 5.000%, 5/01/48 5/27 at 100.00 3,812,727
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021
:
450 2.375%, 5/01/26 No Opt. Call 436,107
1,090 3.000%, 5/01/31 No Opt. Call 1,016,660
Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2016
:
260 4.125%, 12/15/27 12/26 at 100.00 260,864
500 4.500%, 12/15/32 12/26 at 100.00 504,087
Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021
:
230 (c) 2.750%, 5/01/26 No Opt. Call 224,253
250 (c) 2.750%, 5/01/29 No Opt. Call 234,877
255 (c) 3.000%, 5/01/42 5/31 at 100.00 200,890
Chaparral of Palm Bay Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2020A-1
:
90 3.000%, 5/01/25 No Opt. Call 89,251
615 3.250%, 5/01/31 5/30 at 100.00 586,625
Chapel Creek Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021 Project, Series 2021
:
65 (c) 2.500%, 5/01/26 No Opt. Call 63,044
700 (c) 3.375%, 5/01/41 5/31 at 100.00 579,802
Chapel Creek Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Series 2024 Project, Series 2024
:
300 (c) 4.625%, 5/01/31 No Opt. Call 302,418
750 (c) 5.500%, 5/01/44 5/34 at 100.00 763,108
5,500 (c) Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT)
10/27 at 100.00 5,514,577
300 (c) Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
4.000%, 6/15/29
No Opt. Call 298,987
3,512 (c),(f) Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A,
7.000%, 8/15/24
No Opt. Call 94,830
410 (c) Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A, 4.100%, 12/01/27
No Opt. Call 404,591
315 (c) Collier County, Florida, Capital Improvement Revenue Bonds, Series
2005, 4.450%, 5/01/31
No Opt. Call 315,934
140 Concord Station Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.125%, 5/01/26
No Opt. Call 140,073
Copper Creek Community Development District, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2019
:
45 (c) 3.875%, 11/01/24 No Opt. Call 44,942
270 (c) 4.000%, 11/01/29 No Opt. Call 268,195

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Coral Keys Homes Community Development District, Miami-Dade County,
Florida, Special Assessment Revenue Bonds, Series 2020
:
$ 55 2.750%, 5/01/25 No Opt. Call $ 54,333
165 3.125%, 5/01/30 No Opt. Call 157,881
Coral Lakes Community Development District, Charlotte County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Series 2024
:
500 (c) 4.625%, 11/01/31 No Opt. Call 505,194
1,165 (c) 5.500%, 11/01/44 11/34 at 100.00 1,199,254
700 (c) Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017, 4.500%, 11/01/28
No Opt. Call 704,160
160 (c) Creek Preserve Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019, 3.875%,
11/01/24
No Opt. Call 159,825
360 Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%,
11/01/27
No Opt. Call 363,694
Creekview Community Development District, Clay County, Florida, Special
Assessment Revenue Bonds, Phase 1 Project Series 2022
:
460 3.875%, 5/01/27 No Opt. Call 457,481
810 4.250%, 5/01/32 No Opt. Call 811,331
1,995 4.625%, 5/01/42 5/32 at 100.00 1,961,499
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2018
:
140 (c) 4.375%, 11/01/24 No Opt. Call 140,156
795 (c) 4.750%, 11/01/29 No Opt. Call 813,151
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2022
:
310 3.400%, 5/01/27 No Opt. Call 306,600
1,000 3.750%, 5/01/32 No Opt. Call 989,919
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2023
:
325 4.500%, 5/01/30 No Opt. Call 328,119
1,000 5.125%, 5/01/43 5/33 at 100.00 1,015,903
Crosswinds East Community Development District, Polk County, Florida,
Special Assessment Revenue Bonds, Assessment Area One Series 2024
:
955 (c) 4.625%, 5/01/31 No Opt. Call 963,045
1,000 (c) 5.500%, 5/01/44 5/34 at 100.00 1,018,243
Crystal Cay Community Development District, Florida, Special Assessment
Bonds, 2021 Project, Series 2021
:
95 2.250%, 5/01/26 No Opt. Call 92,160
855 3.050%, 5/01/41 5/31 at 100.00 719,820
Currents Community Development District, Collier County, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Series 2024
:
2,110 5.000%, 5/01/31, (WI/DD) No Opt. Call 2,107,437
6,790 5.500%, 5/01/44, (WI/DD) 11/34 at 100.00 6,692,774
1,615 (c) Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41
No Opt. Call 1,455,962
Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bpnds, Series 2020A
:
235 (c) 3.000%, 5/01/25 No Opt. Call 232,593
1,290 (c) 3.500%, 5/01/30 No Opt. Call 1,229,762
360 (c) 4.000%, 5/01/40 5/31 at 100.00 326,825
1,255 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019, 4.125%, 5/01/29
No Opt. Call 1,261,598

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Cypress Mill Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2023
:
$ 225 4.000%, 5/01/28 No Opt. Call $ 223,668
450 4.000%, 5/01/33 No Opt. Call 431,517
Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020
:
80 (c) 2.625%, 5/01/25 No Opt. Call 78,985
295 (c) 3.250%, 5/01/30 No Opt. Call 278,813
520 (c) Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.000%, 5/01/40
5/32 at 100.00 471,052
Cypress Preserve Community Development District, Pasco County, Florida,
Special Assessment Bonds, Assessment Area 2, Series 2019
:
955 3.750%, 11/01/31 11/29 at 100.00 917,244
1,670 4.000%, 11/01/39 11/29 at 100.00 1,536,919
Deerbrook Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023
:
300 (c) 4.375%, 5/01/30 No Opt. Call 302,398
1,000 (c) 5.250%, 5/01/43 5/33 at 100.00 1,019,035
440 Del Webb Oak Creek Community Development District, Lee County,
Florida, Special Assessment Bonds, 2023 Project, Series 2023, 4.125%,
5/01/30
No Opt. Call 442,319
615 (c) Downden West Community Development District, Florida, Revenue
Bonds Series 2018, 4.850%, 5/01/29
No Opt. Call 627,645
2,535 Durbin Crossing Community Development District, Florida, Special
Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 -
AGM Insured
5/27 at 100.00 2,682,119
DW Bayview Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2022 Assessment Area Series 2022
:
110 4.300%, 5/01/27 No Opt. Call 110,482
175 4.500%, 5/01/32 No Opt. Call 178,967
Eagle Pointe Community Development District, Manatee County, Florida,
Special Assessment Bonds, 2020 Project Assessment Area Series 2020
:
80 (c) 3.000%, 5/01/25 No Opt. Call 79,221
575 (c) 3.625%, 5/01/31 5/30 at 100.00 547,009
East 547 Community Development District, Florida, Special Assessment
Bonds, Area 1 Series 2021
:
50 2.500%, 5/01/26 No Opt. Call 48,489
190 3.000%, 5/01/31 No Opt. Call 174,350
500 3.300%, 5/01/41 5/31 at 100.00 407,486
345 (c) East Bonita Beach Road Community Development District, Bonita Springs,
Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%, 11/01/29
11/28 at 100.00 349,444
East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019
:
60 3.750%, 11/01/24 No Opt. Call 59,938
280 4.125%, 11/01/29 No Opt. Call 280,434
490 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2018, 4.600%, 5/01/29
No Opt. Call 497,342
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021
:
275 2.400%, 5/01/26 No Opt. Call 266,103
480 3.000%, 5/01/31 No Opt. Call 439,132
1,265 3.500%, 5/01/41 5/31 at 100.00 1,058,365

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 25 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Phase 1 Series 2020, 2.750%, 5/01/25
No Opt. Call $ 24,741
Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2021
:
220 2.500%, 5/01/26 No Opt. Call 213,272
800 3.100%, 5/01/31 No Opt. Call 741,402
2,000 3.600%, 5/01/41 5/31 at 100.00 1,724,917
190 (c) Entrada Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021, 2.125%, 5/01/26
No Opt. Call 183,706
350 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021, 3.000%,
5/01/31
No Opt. Call 320,560
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2021A
:
190 (c) 2.450%, 11/01/26 No Opt. Call 182,660
595 (c) 3.100%, 11/01/31 No Opt. Call 545,513
1,420 (c) 3.400%, 11/01/41 11/31 at 100.00 1,158,376
420 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28
11/27 at 100.00 426,153
280 (c) Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018A-1, 5.000%, 5/01/30
5/29 at 100.00 285,229
155 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%, 11/01/30
11/29 at 100.00 147,261
435 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%,
11/01/26
No Opt. Call 438,199
Evergreen Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
75 (c) 4.125%, 11/01/24 No Opt. Call 74,973
500 (c) 4.250%, 11/01/29 No Opt. Call 502,393
350 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.000%, 5/01/40
5/30 at 100.00 316,694
175 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%,
6/15/27
6/26 at 100.00 176,323
140 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%,
6/15/28
6/26 at 100.00 140,903
930 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Cornerstone Charter Schools Project, Series 2022, 5.000%,
10/01/32
10/29 at 100.00 967,780
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A
:
1,245 (c) 5.000%, 6/15/41 6/29 at 102.00 1,147,212
785 (c) 5.000%, 6/15/51 6/29 at 102.00 691,168
805 (c) 5.000%, 6/15/56 6/29 at 102.00 697,207
360 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A,
5.750%, 7/01/24
No Opt. Call 360,000
485 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2017A,
5.000%, 7/01/27
No Opt. Call 484,066

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 2,480 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C,
5.150%, 7/01/27
No Opt. Call $ 2,508,860
600 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Taxable Series 2022B, 5.250%,
1/15/28
No Opt. Call 567,259
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Global Outreach Charter Academy, Series 2021A
:
625 (c) 4.000%, 6/30/36 6/28 at 100.00 552,523
765 (c) 4.000%, 6/30/41 6/28 at 100.00 629,712
1,855 (c) 4.000%, 6/30/46 6/28 at 100.00 1,433,383
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A
:
1,370 (c) 5.000%, 7/01/32 No Opt. Call 1,332,182
3,135 (c) 5.375%, 7/01/42 7/32 at 100.00 2,967,276
3,000 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Parrish Charter Academy Inc Series 2023A, 6.250%, 4/23/58,
(Mandatory Put 6/15/28)
6/27 at 100.00 3,010,286
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
330 (c) 5.000%, 6/15/25 No Opt. Call 331,032
4,900 (c) 6.125%, 6/15/46 6/25 at 100.00 4,938,164
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A
:
1,750 (c) 5.750%, 6/15/29 7/24 at 100.00 1,751,450
1,510 (c) 6.000%, 6/15/34 7/24 at 100.00 1,511,490
470 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 4.000%,
9/15/30
9/27 at 100.00 451,215
815 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 5.125%, 6/15/26
No Opt. Call 820,163
700 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Refunding Bonds, Central Charter School, Series 2022, 5.250%, 8/15/37
8/32 at 100.00 700,414
2,300 (c) Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, 5.000%,
5/01/29, (AMT)
7/24 at 103.00 2,335,023
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
51,290 (c) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 7/24 at 100.00 54,618,464
39,800 5.000%, 7/01/41, (AMT) 7/32 at 100.00 41,261,265
49,700 5.000%, 7/01/44 - AGM Insured, (AMT) 7/32 at 100.00 52,378,174
5,000 5.250%, 7/01/47 - AGM Insured, (AMT) 7/32 at 100.00 5,266,250
31,200 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 31,756,527
98,210 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 101,837,033
2,200 (c) Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29
6/27 at 100.00 2,223,604
225 (c) Florida Development Finance Corporation, Senior Living Revenue Bonds,
Glenridge on Palmer Ranch Project, Refunding Series 2021, 5.000%,
6/01/35
6/28 at 103.00 224,429

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,305 (c) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1, 5.000%,
6/01/44
6/34 at 100.00 $ 1,333,620
1,540 (c) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024B, 6.500%,
6/01/59
6/34 at 100.00 1,572,596
675 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2015-1, 3.750%, 7/01/35
1/25 at 100.00 665,098
3,380 Florida Housing Finance Corporation, Multifamily Mortgage Revenue
Bonds, Brookside Square Apartments, Series 2015J, 5.000%, 6/01/57,
(Mandatory Put 6/01/32)
6/31 at 100.00 3,190,933
495 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%,
11/01/27
11/26 at 100.00 497,551
525 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.000%, 11/01/27
11/24 at 100.00 527,993
165 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call 165,314
430 Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27
No Opt. Call 433,593
65 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38
7/24 at 100.00 65,040
Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021
:
240 (c) 2.400%, 5/01/26 No Opt. Call 232,154
665 (c) 2.950%, 5/01/31 No Opt. Call 605,909
360 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 4.250%, 5/01/26
No Opt. Call 361,582
605 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28
7/24 at 100.00 605,506
790 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28
7/24 at 100.00 791,020
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Assessment Area 3, Series 2021
:
125 (c) 2.625%, 11/01/26 No Opt. Call 120,279
220 (c) 3.200%, 11/01/31 No Opt. Call 202,872
560 (c) 3.500%, 11/01/41 11/31 at 100.00 463,921
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Series 2019A
:
95 3.750%, 11/01/24 No Opt. Call 94,861
545 4.125%, 11/01/29 No Opt. Call 545,632
4,170 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/35, (AMT)
10/25 at 100.00 4,214,706
520 Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28
No Opt. Call 531,566
90 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%,
11/01/27
No Opt. Call 89,959
Hammock Oaks Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023
:

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 175 (c) 4.875%, 5/01/30 No Opt. Call $ 177,547
750 (c) 5.625%, 5/01/43 5/33 at 100.00 775,272
Hammock Oaks Community Development District, Lady Lake, Florida,
Special Assessment Revenue Bonds, Area 2, Series 2024
:
345 5.000%, 5/01/31 No Opt. Call 347,723
1,000 5.850%, 5/01/44 5/34 at 100.00 1,016,577
Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 2 Project, Series 2021
:
85 2.375%, 5/01/26 No Opt. Call 82,302
205 3.000%, 5/01/31 No Opt. Call 188,481
515 3.375%, 5/01/41 5/31 at 100.00 430,465
Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022
:
285 (c) 4.200%, 5/01/27 No Opt. Call 284,424
470 (c) 4.400%, 5/01/32 No Opt. Call 472,677
425 (c) Harmony West Community Development District, Osceloa County,
Florida, Special Asssessment Revenue Bonds, Assessment Area 1, Series
2018, 4.750%, 5/01/29
No Opt. Call 433,611
485 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 1, Series 2019, 3.500%, 11/01/30
11/29 at 100.00 460,396
150 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2, Series 2019, 3.625%, 11/01/30
11/29 at 100.00 143,416
Hawthorne Mill North Community Development District, Florida, Capital
Improvement Revenue Bonds, Lakeland Assessment Area Two Series
2024
:
640 (c) 4.600%, 5/01/31, (WI/DD) No Opt. Call 638,823
1,000 (c) 5.200%, 5/01/44, (WI/DD) 11/34 at 100.00 995,559
655 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28
No Opt. Call 660,639
55 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 4.625%, 11/01/24
No Opt. Call 55,082
695 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%,
5/01/27 - AGM Insured
No Opt. Call 722,201
Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1
:
80 (c) 4.125%, 11/01/24 No Opt. Call 80,014
445 (c) 4.500%, 11/01/29 No Opt. Call 451,511
125 Hidden Creek North Community Development District, Florida, Special
Assessment Bonds, 2019 Project, Series 2019A-1, 3.500%, 11/01/24
No Opt. Call 124,805
245 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment Area
7/7A Project, Series 2019, 3.875%, 11/01/31
11/29 at 100.00 237,912
Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Area 2 Project, Series 2020A
:
210 3.250%, 5/01/31 5/30 at 100.00 195,183
420 3.625%, 5/01/40 5/30 at 100.00 361,891
150 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Area 3 Project, Series 2020A, 3.625%,
5/01/40
5/30 at 100.00 129,247
Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019
:
60 (c) 4.000%, 11/01/24 No Opt. Call 59,982
540 (c) 4.125%, 11/01/29 No Opt. Call 540,934

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Highland Trails Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Assessment Area One Capital
Improvement Series 2024
:
$ 270 (c) 4.700%, 5/01/31 No Opt. Call $ 271,863
815 (c) 5.500%, 5/01/44 5/34 at 100.00 824,189
245 (c) Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Assessment Area 4 Project, Series 2018,
4.750%, 6/15/29
No Opt. Call 249,535
2,200 Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Refunding Series 2016, 4.250%, 5/01/31
5/26 at 100.00 2,159,770
1,500 Hobe-Saint Lucie Conservancy District, Florida, Special Assessment
Revenue Bonds, Improvement Unit 1A, Series 2024, 5.600%, 5/01/44
5/34 at 100.00 1,547,598
220 (c) Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019,
4.250%, 11/01/29
No Opt. Call 220,791
Island Lake Estates Community Development District, Charlotte County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
:
310 (c) 4.875%, 12/15/28 No Opt. Call 314,658
1,500 (c) 5.750%, 12/15/43 12/33 at 100.00 1,576,977
17 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%,
5/01/25
7/24 at 100.00 17,007
2,500 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Refunding Series 2013, 4.125%, 5/01/35
7/24 at 100.00 2,474,407
255 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015, 4.375%,
11/01/25
No Opt. Call 255,568
220 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 4.000%,
11/01/27
No Opt. Call 219,567
40 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%,
11/01/24
No Opt. Call 40,061
Kelly Park Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area One Project Series 2023
:
300 (c) 5.125%, 11/01/30 No Opt. Call 305,394
915 (c) 6.000%, 11/01/43 11/33 at 100.00 952,784
115 Kindred Community Development District II, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2021, 2.200%, 5/01/26
No Opt. Call 111,401
155 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26
No Opt. Call 154,960
285 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27
No Opt. Call 284,879
80 Kingman Gate Community Development District, Homestead, Florida,
Special Assessment Bonds, Project 2021 Series 2021, 2.500%, 6/15/26
No Opt. Call 78,082
Knightsbridge Community Development District, Florida, Special
Assessment Bonds, Series 2024
:
245 (c) 4.250%, 6/15/31 No Opt. Call 244,989
700 (c) 5.200%, 6/15/44 6/34 at 100.00 704,850
230 Lake Ashton Community Development District, Polk County, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25
No Opt. Call 231,479
3,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.500%, 8/15/40
8/27 at 103.00 2,903,289

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South
Lake Charter School Project, Series 2019A
:
$ 360 (c) 5.000%, 1/15/29 No Opt. Call $ 363,958
550 (c) 5.000%, 1/15/39 7/29 at 100.00 550,473
Lake Deer Community Development District, Polk County Florida, Special
Assessment Revenue Bonds, Series 2022
:
265 4.500%, 5/01/27 No Opt. Call 264,567
400 5.000%, 5/01/32 No Opt. Call 401,822
1,000 5.500%, 5/01/42 5/37 at 100.00 1,019,306
Lake Hideaway Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area One,
Series 2024
:
750 (c) 4.750%, 5/01/31 No Opt. Call 751,400
900 (c) 5.650%, 5/01/44 5/34 at 100.00 904,018
125 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25
No Opt. Call 125,567
450 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2018, 4.600%, 5/01/28
No Opt. Call 455,403
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, 2023 Project Series 2023
:
330 5.250%, 5/01/30 No Opt. Call 337,260
1,000 6.000%, 5/01/43 5/34 at 100.00 1,049,896
145 Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, Series 2019, 4.250%, 5/01/29
No Opt. Call 145,382
Lakewood Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2021
:
65 2.625%, 5/01/26 No Opt. Call 63,186
120 3.200%, 5/01/31 No Opt. Call 112,128
325 3.625%, 5/01/41 5/31 at 100.00 276,518
325 (c) Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27
No Opt. Call 327,772
275 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%,
5/01/29
No Opt. Call 273,354
Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Star Farms at Lakewood Ranch Project, Series 2021
:
90 (c) 2.300%, 5/01/26 No Opt. Call 86,948
210 (c) 2.700%, 5/01/31 No Opt. Call 187,794
560 (c) Landings at Miami Coummunity Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2018, 4.125%,
11/01/28
No Opt. Call 561,451
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A
:
2,265 5.250%, 6/15/27 7/24 at 100.00 2,265,818
5,000 5.375%, 6/15/37 7/24 at 100.00 5,000,974
4,550 (c) Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2024A,
6.000%, 6/15/38
6/31 at 103.00 4,682,056
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A
:
325 (c) 5.000%, 12/01/27 7/24 at 104.00 304,406
210 (c) 5.375%, 12/01/32 7/24 at 104.00 184,053
2,250 Lee County, Florida, Solid Waste System Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/24, (AMT)
No Opt. Call 2,251,722

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 70 Leomas Landing Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021, 2.400%,
5/01/26
No Opt. Call $ 67,879
LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021A
:
200 2.500%, 5/01/26 No Opt. Call 193,806
700 3.125%, 5/01/31 No Opt. Call 644,750
2,000 3.450%, 5/01/41 5/31 at 100.00 1,653,434
4,445 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021B, 3.250%, 5/01/31
7/24 at 100.00 4,126,554
LTC Ranch Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 2 Project, Series
2024AA2
:
150 4.850%, 5/01/31 No Opt. Call 150,731
325 5.700%, 5/01/44 5/34 at 100.00 328,405
LTC Ranch Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 3 Project, Series
2024AA3
:
500 4.875%, 5/01/31 No Opt. Call 502,438
1,255 5.750%, 5/01/44 5/34 at 100.00 1,268,114
415 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.000%, 5/01/29
No Opt. Call 414,123
2,385 Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019, 3.875%, 5/01/30
No Opt. Call 2,318,961
Marion Ranch Community Development District, Marion County, Florida,
Special Assessment Revenue Bonds, Series 2024
:
360 (c) 5.100%, 5/01/31 No Opt. Call 362,623
1,000 (c) 5.700%, 5/01/44 5/34 at 100.00 1,014,659
765 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 4.250%, 5/01/29
5/28 at 100.00 769,164
565 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 4.250%, 6/01/30
6/26 at 103.00 546,877
1,035 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.250%, 7/01/27
No Opt. Call 1,041,301
Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017
:
600 5.000%, 7/01/25 No Opt. Call 592,780
1,000 5.000%, 7/01/28 7/27 at 100.00 969,726
1,000 5.000%, 7/01/29 7/27 at 100.00 959,013
1,315 5.000%, 7/01/30 7/27 at 100.00 1,248,918
695 5.000%, 7/01/32 7/27 at 100.00 646,752
12,835 (d),(e) Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005D, 6.494%, 7/01/33 - AMBAC Insured (TSFR1M
reference rate + 1.050% spread), (UB)
10/23 at 100.00 12,868,318
12,830 (d),(e) Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005E, 6.494%, 7/01/34 - AMBAC Insured (TSFR1M
reference rate + 1.050% spread), (UB)
10/23 at 100.00 12,843,990
7,400 (c) Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022A,
6.000%, 11/01/52
11/36 at 100.00 7,781,762

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 13,600 (c) Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022B,
5.000%, 11/01/26
No Opt. Call $ 13,723,159
13,015 (c) Miami-Dade County Housing Finance Authority, Florida, Multifamily
Mortgage Revenue Bonds, Wynwood Works, Series 2023B, 5.780%,
6/01/27, (Mandatory Put 6/01/26)
No Opt. Call 13,114,358
160 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24
No Opt. Call 160,026
250 (c) Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%,
9/15/25
No Opt. Call 250,209
1,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32
1/28 at 100.00 1,021,322
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/40, (AMT)
10/27 at 100.00 5,087,966
5,250 (c) Miami-Dade County, Florida, Special Assessment Revenue Bonds, Ojus
Sanitary Sewer Special Benefit Area, Series 2021, 5.100%, 7/01/51
7/31 at 100.00 5,295,804
850 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 5.000%, 10/01/34
10/31 at 100.00 948,593
Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
:
350 (c) 5.200%, 5/01/27 No Opt. Call 354,570
1,085 (c) 5.450%, 5/01/32 11/30 at 100.00 1,145,734
2,590 (c) 5.850%, 5/01/37 11/30 at 100.00 2,740,148
3,500 (c) 6.100%, 5/01/42 11/30 at 100.00 3,691,334
2,505 (c) Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 3 Series 2024, 5.625%, 5/01/44
5/34 at 100.00 2,518,889
2,880 (c) Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 5 Series 2024, 5.000%, 5/01/34
No Opt. Call 2,906,550
Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021
:
340 2.500%, 5/01/26 No Opt. Call 328,890
760 3.125%, 5/01/31 No Opt. Call 685,309
285 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 4.750%, 11/01/25
11/24 at 100.00 285,698
535 (c) Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2018, 4.625%, 11/01/29
11/28 at 100.00 542,330
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021
:
105 2.625%, 5/01/26 No Opt. Call 102,051
320 3.125%, 5/01/31 No Opt. Call 296,160
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021A
:
140 (c) 2.625%, 5/01/26 No Opt. Call 136,068
295 (c) 3.250%, 5/01/31 No Opt. Call 275,178
600 (c) 3.550%, 5/01/41 5/31 at 100.00 506,617
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2024
:
350 (c) 4.625%, 5/01/31 No Opt. Call 351,792
1,085 (c) 5.450%, 5/01/44 5/34 at 100.00 1,095,698
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 5, Series 2024
:
1,000 (c) 4.875%, 5/01/31 No Opt. Call 1,007,064
1,000 (c) 5.750%, 5/01/44 5/34 at 100.00 1,014,983

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
North Boulevard Community Development District, Haines, Polk County,
Florida, Special Assessment Bonds, Series 2019
:
$ 35 4.250%, 11/01/24 No Opt. Call $ 35,007
305 4.750%, 11/01/29 No Opt. Call 310,370
725 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.000%, 5/01/30
5/29 at 100.00 720,154
North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 2, Series 2021
:
225 2.450%, 11/01/26 No Opt. Call 216,168
500 3.000%, 11/01/31 No Opt. Call 458,841
1,585 3.375%, 11/01/41 11/31 at 100.00 1,317,122
North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020
:
135 2.625%, 5/01/25 No Opt. Call 133,135
490 3.125%, 5/01/30 No Opt. Call 457,959
North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022
:
125 (c) 4.750%, 5/01/27 No Opt. Call 125,545
215 (c) 5.250%, 5/01/32 No Opt. Call 218,386
500 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%,
8/01/24
No Opt. Call 500,215
1,400 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%,
8/01/32
8/27 at 100.00 1,433,608
1,055 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 4.650%,
8/01/25
No Opt. Call 1,058,831
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2018A
:
190 4.500%, 8/01/24 No Opt. Call 190,062
1,100 4.875%, 8/01/29 No Opt. Call 1,127,511
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2021
:
705 2.300%, 8/01/26 No Opt. Call 676,989
1,310 2.875%, 8/01/31 No Opt. Call 1,177,156
155 Oaks Shady Creek Community Development District, Florida, Special
Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call 155,207
285 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 3.000%, 6/15/30
No Opt. Call 270,171
250 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25
No Opt. Call 250,761
Osceola Village Center Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
:
45 (c) 2.375%, 5/01/26 No Opt. Call 43,548
175 (c) 2.875%, 5/01/31 No Opt. Call 159,168
370 (c) 3.300%, 5/01/41 5/31 at 100.00 301,170
200 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.000%, 6/01/26
No Opt. Call 199,739
1,000 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2024A, 6.000%,
6/01/44
6/34 at 100.00 991,918

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 440 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Taxable Series 2024B,
8.500%, 6/01/33
No Opt. Call $ 438,033
805 (c) Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/29
No Opt. Call 819,247
590 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call 589,181
Park East Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021
:
180 (c) 2.400%, 11/01/26 No Opt. Call 170,995
650 (c) 2.875%, 11/01/31 No Opt. Call 578,665
1,285 (c) 3.150%, 11/01/41 11/31 at 100.00 1,011,653
Parker Pointe Community Development District, Miami-Dade County,
Florida, Special Assessment Revenue Bonds, Series 2024
:
475 4.950%, 5/01/31, (WI/DD) No Opt. Call 476,684
700 5.500%, 5/01/44, (WI/DD) 5/34 at 100.00 704,902
Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
:
70 3.100%, 5/01/25 No Opt. Call 69,199
335 3.375%, 5/01/30 No Opt. Call 310,784
815 Parkland Preserve Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2019A, 4.750%,
5/01/30
No Opt. Call 827,886
Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023
:
440 4.000%, 5/01/30 No Opt. Call 437,042
1,540 5.125%, 5/01/43 5/33 at 100.00 1,549,229
Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series 2023A
:
610 (c) 4.625%, 5/01/30 No Opt. Call 615,128
1,155 (c) 5.375%, 5/01/43 5/33 at 100.00 1,176,457
Parrish Plantation Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
:
335 3.125%, 5/01/31 No Opt. Call 310,430
1,000 3.500%, 5/01/41 5/31 at 100.00 835,638
Parrish Plantation Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 3 Project,
Series 2024
:
375 (c) 4.875%, 5/01/31 No Opt. Call 377,903
700 (c) 5.800%, 5/01/44 5/34 at 100.00 716,794
Parrish Plantation Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 4 Project,
Series 2021
:
100 (c) 4.750%, 5/01/31 No Opt. Call 100,813
250 (c) 5.625%, 5/01/44 5/34 at 100.00 254,340
Peace Creek Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
:
440 (c) 4.250%, 6/15/30 No Opt. Call 443,723
1,475 (c) 5.125%, 6/15/43 6/33 at 100.00 1,513,849
125 (c) Pine Isle Community Development District, Miami-Dade County, Florida,
Special Assessment Bonds, Series 2021, 2.375%, 12/15/26
No Opt. Call 120,847

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 8,165 (c) Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57
7/24 at 107.00 $ 8,092,611
225 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation
for Global Understanding, Inc., Project, Series 2019, 5.000%, 7/01/39
7/29 at 100.00 227,677
265 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%,
5/01/30
5/27 at 100.00 272,792
100 Preserve at South Branch Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase 3 Series 2021,
2.500%, 5/01/26
No Opt. Call 97,683
Prosperity Lakes Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area One Series
2023
:
230 5.150%, 12/15/30 No Opt. Call 236,085
690 5.875%, 12/15/43 12/33 at 100.00 726,528
Ranches at Lake McLeod Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023
:
150 (c) 4.625%, 6/15/30 No Opt. Call 152,038
620 (c) 5.250%, 6/15/43 6/33 at 100.00 636,468
190 Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call 190,257
Regal Village Community Development District, Florida City, Florida,
Capital Improvement Revenue Bonds, Series 2024
:
370 (c) 4.250%, 5/01/31 No Opt. Call 370,133
700 (c) 5.200%, 5/01/44 5/34 at 100.00 705,348
840 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/25
No Opt. Call 852,066
Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2021
:
160 2.400%, 5/01/26 No Opt. Call 154,926
70 2.850%, 5/01/31 No Opt. Call 63,383
195 3.150%, 5/01/41 5/31 at 100.00 158,993
185 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 4.250%, 5/01/25
No Opt. Call 185,367
650 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28
11/26 at 100.00 655,747
875 (c) Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 881,371
Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
:
225 (c) 3.000%, 5/01/25 No Opt. Call 223,154
285 (c) 3.000%, 5/01/26 No Opt. Call 280,488
290 (c) 3.000%, 5/01/27 No Opt. Call 282,053
400 (c) 3.000%, 5/01/28 No Opt. Call 385,487
425 (c) 3.000%, 5/01/29 No Opt. Call 405,897
455 (c) 3.000%, 5/01/30 No Opt. Call 428,287
440 (c) 3.000%, 5/01/31 No Opt. Call 409,709
1,305 (c) 3.000%, 5/01/36 5/32 at 100.00 1,148,894
500 Reunion West Community Development District, Osceola County, Florida,
Special Assessment Bonds, Area 5 Project, Series 2019, 4.000%, 5/01/30
5/29 at 100.00 496,238

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 75 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2022, 2.600%, 5/01/27
No Opt. Call $ 72,582
River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
:
205 2.375%, 5/01/26 No Opt. Call 198,178
350 3.000%, 5/01/31 No Opt. Call 322,290
1,970 3.375%, 5/01/41 5/31 at 100.00 1,654,336
River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4 Series 2023A
:
225 (c) 5.375%, 5/01/30 No Opt. Call 230,914
700 (c) 6.250%, 5/01/43 5/34 at 100.00 744,387
River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2021A-1
:
1,000 3.000%, 5/01/31 No Opt. Call 920,317
1,000 3.000%, 5/01/36 5/31 at 100.00 851,910
River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2021A-2
:
1,000 3.000%, 5/01/31 No Opt. Call 920,317
1,000 3.000%, 5/01/36 5/31 at 100.00 851,910
390 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 4.375%, 5/01/28
No Opt. Call 392,851
Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
:
135 2.400%, 5/01/26 No Opt. Call 130,679
300 3.000%, 5/01/31 No Opt. Call 275,624
1,040 3.500%, 5/01/41 5/31 at 100.00 874,350
Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
:
105 (c) 2.400%, 5/01/26 No Opt. Call 101,674
300 (c) 3.000%, 5/01/31 No Opt. Call 275,342
780 (c) 3.500%, 5/01/41 5/31 at 100.00 650,536
185 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26
No Opt. Call 186,282
Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
:
285 3.875%, 5/01/30 No Opt. Call 276,762
805 4.625%, 5/01/40 5/30 at 100.00 777,751
1,605 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.250%, 11/01/28
11/27 at 100.00 1,646,061
640 (c) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018, 4.875%, 11/01/28
No Opt. Call 651,760
Rolling Oaks Community Development District, Osceola County, Florida,
Special Assessment Bonds, 2022 Assessment Area, Series 2022
:
205 (c) 5.625%, 5/01/29 No Opt. Call 209,135
830 (c) 6.250%, 5/01/42 5/33 at 100.00 875,988
750 (c) Rye Ranch Community Development District, Florida, Special Assessment
Revenue Bonds, Pod B - Assessment Area 1 Series 2023, 5.750%,
11/01/43
11/33 at 100.00 773,616
135 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 6.125%, 11/01/27
11/24 at 100.00 135,899
425 (c) Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 4.250%, 11/01/28
11/27 at 100.00 426,930

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,000 Saint Augustine Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, 2022 Project, Series 2022,
5.375%, 6/15/42
6/33 at 100.00 $ 1,028,561
5,500 (c) Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021B, 5.000%, 10/01/24,
(Mandatory Put 4/01/24)
4/24 at 100.00 5,472,035
Saltleaf Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2024
:
450 (c) 4.750%, 5/01/31 No Opt. Call 450,704
1,300 (c) 5.625%, 5/01/44 5/34 at 100.00 1,309,161
135 Saltmeadows Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2022,
4.625%, 5/01/29
No Opt. Call 136,546
Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
:
630 (c) 4.875%, 5/01/30 No Opt. Call 637,852
2,360 (c) 5.500%, 5/01/43 5/33 at 100.00 2,411,117
Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023
:
500 5.250%, 11/01/30 No Opt. Call 510,744
1,000 6.125%, 11/01/43 11/33 at 100.00 1,055,227
Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 3 Series 2024
:
300 (c) 4.700%, 5/01/31 No Opt. Call 301,501
750 (c) 5.550%, 5/01/44 5/34 at 100.00 758,023
Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series
2022
:
325 (c) 3.750%, 5/01/27 No Opt. Call 320,941
715 (c) 4.125%, 5/01/32 No Opt. Call 703,239
Seaton Creek Reserve Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023
:
220 (c) 4.625%, 6/15/30 No Opt. Call 222,971
825 (c) 5.250%, 6/15/43 6/33 at 100.00 846,908
Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023
:
240 4.125%, 6/15/30 No Opt. Call 241,420
825 5.000%, 6/15/43 6/33 at 100.00 841,144
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A
:
5,000 5.000%, 11/15/29 11/26 at 103.00 4,971,829
2,000 5.250%, 11/15/39 11/26 at 103.00 1,932,339
6,700 5.750%, 11/15/54 11/26 at 103.00 6,421,580
85 (c) Shell Point Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Refunding Series 2019, 4.000%,
11/01/24
No Opt. Call 84,947
540 (c) Sherwood Manor Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area One, Series 2018,
4.625%, 11/01/29
No Opt. Call 547,979
210 Shingle Creek at Branson Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series 2021, 2.500%,
6/15/26
No Opt. Call 204,080
Silver Oaks Community Development District, St. Lucie County, Florida,
Special Assessment Bonds, Series 2024
:

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 300 (c) 4.700%, 5/01/31 No Opt. Call $ 302,304
1,000 (c) 5.550%, 5/01/44 5/34 at 100.00 1,016,676
220 (c) Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28
No Opt. Call 223,996
60 (c) Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27
No Opt. Call 60,698
105 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015,
4.375%, 5/01/25
7/24 at 101.00 105,224
1,100 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A,
4.500%, 11/01/28
11/27 at 100.00 1,113,362
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 3B, Refunding
Series 2021
:
115 2.500%, 5/01/26 No Opt. Call 111,759
325 3.100%, 5/01/31 No Opt. Call 301,031
1,000 3.400%, 5/01/41 5/31 at 100.00 829,349
410 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%,
11/01/28
11/27 at 100.00 417,571
975 Solterra Resort Community Development District, Polk County, Florida,
Special Assessment Bonds, Series 2018, 4.750%, 5/01/29
No Opt. Call 990,041
Somerset Bay Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series
2024
:
375 (c) 4.850%, 5/01/31 No Opt. Call 376,305
1,000 (c) 5.625%, 5/01/44 5/34 at 100.00 1,006,827
65 South Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area 1 Series 2021, 2.375%,
6/15/26
No Opt. Call 63,029
595 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29
5/27 at 100.00 607,911
595 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018, 4.625%, 5/01/29
5/28 at 100.00 604,184
150 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%,
5/01/26
No Opt. Call 150,516
130 Southern Grove Community Develoment District 5, Port Saint Lucie,
Florida, Special Assessment Bonds, Community Infrastructure Series 2021,
2.400%, 5/01/26
No Opt. Call 126,329
Southern Grove Community Development District 5, Florida, Special
Assessment Infrastructure Bonds, Series 2019
:
295 3.250%, 5/01/29 No Opt. Call 283,451
370 3.600%, 5/01/34 5/29 at 100.00 341,167
Southshore Bay Community Development District, Hillsborough County,
Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series
2024
:
415 4.750%, 5/01/31 No Opt. Call 415,000
680 5.375%, 5/01/44 11/34 at 100.00 680,000
430 Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019, 4.375%,
5/01/29
No Opt. Call 433,810

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 110 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014,
4.750%, 11/01/24
No Opt. Call $ 110,210
1,100 (c) Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area Two Project, Series 2017,
4.500%, 11/01/28
11/27 at 100.00 1,111,800
Stellar North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
:
100 (c) 2.450%, 5/01/26 No Opt. Call 96,751
350 (c) 3.000%, 5/01/31 No Opt. Call 320,394
925 (c) 3.200%, 5/01/41 5/31 at 100.00 738,163
Stillwater Community Development District, Saint John's County, Florida,
Special Assessment Bonds,  2021 Project Series 2021
:
165 (c) 2.375%, 6/15/26 No Opt. Call 159,258
200 (c) 3.000%, 6/15/31 No Opt. Call 183,161
Stonewater Community Development District, Cape Coral, Florida, Special
Assessment Revenue Bonds, Refunding Series 2021
:
165 (c) 2.250%, 11/01/26 No Opt. Call 158,098
355 (c) 3.000%, 11/01/32 No Opt. Call 319,239
750 (c) 3.300%, 11/01/41 11/32 at 100.00 612,421
230 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
1, 5.000%, 11/01/27
No Opt. Call 232,536
505 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
3, 5.875%, 11/01/29
7/24 at 101.00 510,466
210 (c) Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series 2022,
5.500%, 11/01/29
No Opt. Call 214,544
1,000 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, 2019
Assessment Area Series 2019NM, 4.000%, 6/15/30
6/29 at 100.00 1,009,299
550 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K
Assessment Area, Series 2017, 4.000%, 12/15/28
No Opt. Call 554,285
340 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 4.750%, 11/01/24
No Opt. Call 340,974
505 Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2019,
3.625%, 12/15/30
12/29 at 100.00 483,765
Storey Drive Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2022
:
120 (c) 2.550%, 6/15/27 No Opt. Call 114,421
375 (c) 3.000%, 6/15/32 No Opt. Call 338,078
1,000 (c) 3.250%, 6/15/42 6/32 at 100.00 798,264
45 (c) Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area Four Project, Series 2021,
2.375%, 6/15/26
No Opt. Call 43,725
645 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2015,
4.500%, 11/01/26
11/25 at 100.00 650,457
450 (c) Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1,
5.000%, 11/01/29
11/28 at 100.00 459,857

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 125 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2020, 3.750%,
5/01/40
5/30 at 100.00 $ 109,163
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 3, Series 2021
:
100 (c) 2.500%, 5/01/26 No Opt. Call 96,922
300 (c) 3.150%, 5/01/31 No Opt. Call 276,891
720 (c) 3.450%, 5/01/41 5/31 at 100.00 595,609
35 Summerstone Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020, 2.500%,
5/01/25
No Opt. Call 34,567
Summerstone Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Phase 2 Series 2021
:
125 (c) 2.200%, 5/01/26 No Opt. Call 121,290
300 (c) 2.750%, 5/01/31 No Opt. Call 283,666
480 (c) Summit View Community Development District, Dade City, Florida,
Special Assessment Area Two Revenue Bonds, Series 2024, 4.750%,
5/01/31
No Opt. Call 480,690
100 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 4.250%, 5/01/26
No Opt. Call 100,215
Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
:
1,495 4.125%, 5/01/29 No Opt. Call 1,493,055
4,175 4.500%, 5/01/39 5/29 at 100.00 4,044,449
Timber Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
50 (c) 4.125%, 11/01/24 No Opt. Call 49,991
400 (c) 4.625%, 11/01/29 No Opt. Call 406,385
Timber Creek Southwest Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2021
:
325 (c) 2.350%, 12/15/26 No Opt. Call 311,540
800 (c) 3.000%, 12/15/31 No Opt. Call 727,568
170 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28
No Opt. Call 171,377
805 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28
No Opt. Call 824,526
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A
:
1,755 (c) 3.000%, 5/01/30 - AGM Insured No Opt. Call 1,679,877
1,865 (c) 3.000%, 5/01/32 - AGM Insured No Opt. Call 1,754,748
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022B
:
1,540 (c) 3.000%, 5/01/32 No Opt. Call 1,413,545
5,995 (c) 3.250%, 5/01/40 5/32 at 100.00 4,966,496
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022C
:
1,240 (c) 2.800%, 5/01/27 No Opt. Call 1,203,190
1,675 (c) 3.200%, 5/01/32 No Opt. Call 1,555,705
9,300 (c) 3.400%, 5/01/40 5/32 at 100.00 7,857,846
360 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28
No Opt. Call 364,673
700 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29
No Opt. Call 695,156

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 575 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27
11/26 at 102.00 $ 592,282
735 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
12/15/31
12/29 at 100.00 695,528
125 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018, 5.000%, 5/01/28
No Opt. Call 127,419
590 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018, 5.000%, 5/01/28
No Opt. Call 601,427
365 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019, 4.000%, 5/01/30
No Opt. Call 362,172
Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3C Project, Series 2019
:
40 3.625%, 5/01/25 No Opt. Call 39,844
500 4.000%, 5/01/31 5/30 at 100.00 493,700
100 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.000%, 11/01/28
11/26 at 100.00 102,176
Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017
:
550 4.000%, 10/01/27 No Opt. Call 548,480
1,500 4.500%, 10/01/47 10/27 at 100.00 1,397,477
Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021
:
130 2.300%, 5/01/26 No Opt. Call 125,704
115 2.700%, 5/01/31 No Opt. Call 103,187
135 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.000%, 11/01/26
No Opt. Call 137,069
410 (c) Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project,
Series 2018, 4.750%, 11/01/29
No Opt. Call 423,279
500 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019A, 4.125%, 5/01/29
No Opt. Call 501,140
Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Village N&P Project, Series 2021
:
365 2.500%, 11/01/26 No Opt. Call 350,414
250 3.000%, 11/01/31 No Opt. Call 227,393
1,000 3.500%, 11/01/41 11/31 at 100.00 835,783
170 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call 170,976
320 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2018, 5.000%,
5/01/28
No Opt. Call 325,468
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C,
Series 2018
:
55 4.000%, 11/01/24 No Opt. Call 54,936
500 4.500%, 11/01/29 No Opt. Call 506,357
4,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Master Infrastructure Project, Series
2022, 3.625%, 5/01/32
7/24 at 100.00 4,242,269
215 Turtle Run Community Development District, Florida, Special Assessment
Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28
No Opt. Call 214,915

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,525 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
5.750%, 11/01/28
No Opt. Call $ 1,560,816
1,180 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2,
6.000%, 11/01/31
No Opt. Call 1,233,494
145 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-
2, 4.200%, 5/01/26
No Opt. Call 145,218
Two Rivers East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, 2023 Project Series 2023
:
480 (c) 4.875%, 5/01/30 No Opt. Call 486,038
4,400 (c) 5.750%, 5/01/43 5/33 at 100.00 4,547,282
Two Rivers North Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022
:
385 (c) 4.625%, 5/01/27 No Opt. Call 385,936
600 (c) 4.875%, 5/01/32 No Opt. Call 609,293
1,540 (c) 5.125%, 5/01/42 5/32 at 100.00 1,555,459
Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022
:
350 (c) 5.250%, 5/01/28 No Opt. Call 354,877
650 (c) 5.375%, 5/01/33 No Opt. Call 674,931
2,280 (c) 6.000%, 5/01/43 5/33 at 100.00 2,381,417
Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2024 Project, Series 2024
:
485 (c) 4.800%, 5/01/31 No Opt. Call 486,499
450 (c) 5.625%, 5/01/44 5/34 at 100.00 452,707
220 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27
No Opt. Call 222,700
495 (c) Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.000%, 11/01/27
No Opt. Call 501,707
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-1
:
100 (c) 4.125%, 11/01/24 No Opt. Call 99,978
685 (c) 4.500%, 11/01/30 11/29 at 100.00 692,017
195 (c) Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49
No Opt. Call 198,368
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Series 2021
:
27 (c) 2.400%, 5/01/26 No Opt. Call 26,610
125 (c) 2.950%, 5/01/31 No Opt. Call 114,052
115 (c) 3.350%, 5/01/41 5/31 at 100.00 93,800
Varrea South Community Development District, Plant City, Florida, Capital
Improvement Revenue Bonds, 2023 Assessment Area Series 2023
:
295 (c) 4.250%, 5/01/30 No Opt. Call 297,644
1,075 (c) 5.125%, 5/01/43 5/33 at 100.00 1,099,065
125 (c) V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2020 Project, Series 2020, 3.000%, 5/01/25
No Opt. Call 123,839
V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021
:
250 2.600%, 5/01/26 No Opt. Call 243,133
685 3.125%, 5/01/31 No Opt. Call 637,019

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,500 3.625%, 5/01/41 5/31 at 100.00 $ 1,296,044
260 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.000%, 11/01/27
No Opt. Call 269,182
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021
:
115 (c) 2.500%, 5/01/26 No Opt. Call 111,480
60 (c) 2.500%, 5/01/26 No Opt. Call 58,164
320 (c) 3.100%, 5/01/31 No Opt. Call 295,061
150 (c) 3.100%, 5/01/31 No Opt. Call 138,310
685 (c) 3.600%, 5/01/41 5/31 at 100.00 583,684
365 (c) 3.600%, 5/01/41 5/31 at 100.00 311,014
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area One-Gardens East Project, Series
2018A
:
75 4.000%, 11/01/24 No Opt. Call 74,971
65 4.000%, 11/01/24 No Opt. Call 64,974
370 4.500%, 11/01/29 No Opt. Call 375,159
320 4.500%, 11/01/29 No Opt. Call 324,448
585 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 587,359
460 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 461,869
320 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28
11/27 at 100.00 322,776
55 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25
No Opt. Call 54,149
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod E Project, Series 2020
:
40 2.875%, 5/01/25 No Opt. Call 39,381
285 3.250%, 5/01/31 5/30 at 100.00 265,051
Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 1 Assessment Area, Series 2021
:
170 2.375%, 5/01/26 No Opt. Call 164,763
350 3.000%, 5/01/31 No Opt. Call 323,187
1,000 3.375%, 5/01/41 5/31 at 100.00 828,923
265 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022, 5.875%, 11/01/29
No Opt. Call 272,182
495 Village Community Development District 13, Wildwood, Florida, Special
Assessment Revenue Bonds, Series 2021, 1.800%, 5/01/26
No Opt. Call 477,753
1,500 (c) Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 4.375%, 5/01/33
5/31 at 100.00 1,518,644
1,250 (c) Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2,
5.500%, 11/01/29
No Opt. Call 1,306,665
Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Refunding Series 2022
:
105 (c) 2.700%, 5/01/27 No Opt. Call 100,088
205 (c) 3.150%, 5/01/32 No Opt. Call 188,040
470 (c) 3.450%, 5/01/42 5/32 at 100.00 384,669
Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2022
:
160 (c) 4.625%, 5/01/27 No Opt. Call 160,558
250 (c) 4.875%, 5/01/32 No Opt. Call 255,013

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 750 (c) 5.125%, 5/01/42 5/32 at 100.00 $ 758,912
Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 5 Project, Series 2023
:
260 (c) 4.875%, 5/01/30 No Opt. Call 263,498
950 (c) 5.625%, 5/01/43 5/33 at 100.00 986,130
Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 6 Project, Series 2024
:
335 (c) 4.625%, 5/01/31 No Opt. Call 338,850
670 (c) 5.500%, 5/01/44 5/34 at 100.00 687,923
70 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2020, 2.625%, 5/01/25
No Opt. Call 69,224
Waterford Community Development District, Hernando County, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2023
:
140 4.500%, 5/01/30 No Opt. Call 141,293
480 5.375%, 5/01/43 5/33 at 100.00 491,683
1,780 (c) Waterset Central Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%,
11/01/29
11/28 at 100.00 1,809,853
460 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%,
11/01/25
11/24 at 100.00 460,938
Waterset South Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2022
:
115 5.000%, 5/01/27 No Opt. Call 116,414
205 5.375%, 5/01/32 No Opt. Call 213,449
1,000 5.900%, 5/01/42 5/32 at 100.00 1,053,030
400 Wesbridge Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 11/01/29
No Opt. Call 390,389
West Hillcrest Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023
:
365 (c) 4.500%, 6/15/30 No Opt. Call 369,811
900 (c) 5.250%, 6/15/43 6/33 at 100.00 927,197
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021
:
105 2.500%, 5/01/26 No Opt. Call 101,847
355 3.125%, 5/01/31 No Opt. Call 328,950
810 3.500%, 5/01/41 5/31 at 100.00 679,004
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 4, Series 2016
:
625 4.250%, 11/01/26 No Opt. Call 626,242
210 4.625%, 11/01/31 11/26 at 100.00 211,845
135 (c) West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%,
5/01/29
No Opt. Call 135,702
465 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Villages F-3 and G-1B Series 2023, 6.000%,
5/01/43
5/34 at 100.00 494,052
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 8 Master Infrastructure, Series 2021
:
210 2.500%, 5/01/26 No Opt. Call 203,694
525 3.125%, 5/01/31 No Opt. Call 485,007
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 9 Series 2023
:
580 (c) 4.625%, 5/01/30 No Opt. Call 587,468

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 1,500 (c) 5.375%, 5/01/43 5/33 at 100.00 $ 1,549,398
810 (c) Westside Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29
No Opt. Call 799,633
Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021
:
165 2.500%, 5/01/26 No Opt. Call 159,965
500 3.000%, 5/01/31 No Opt. Call 457,404
1,500 3.250%, 5/01/41 5/31 at 100.00 1,212,071
Westside Haines City Community Development District, Polk County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2024
:
1,000 (c) 4.875%, 5/01/31 No Opt. Call 1,007,472
2,000 (c) 5.750%, 5/01/44 5/34 at 100.00 2,031,542
Westview North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
:
375 (c) 5.000%, 6/15/29 No Opt. Call 380,817
250 (c) 5.750%, 6/15/42 6/32 at 100.00 260,511
Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 1 Project
Series 2023
:
680 (c) 4.875%, 5/01/28 No Opt. Call 685,347
1,400 (c) 5.375%, 5/01/43 5/33 at 100.00 1,427,035
725 (c) Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%,
11/01/28
11/27 at 100.00 718,427
270 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2017,
4.000%, 5/01/28
No Opt. Call 270,205
Willowbrook Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project Series 2024
:
270 (c) 4.950%, 5/01/31 No Opt. Call 271,388
765 (c) 5.625%, 5/01/44 5/34 at 100.00 770,599
510 Willows Community Development District, Florida, Special Assessment
Bonds, Series 2019, 4.370%, 5/01/29
No Opt. Call 514,211
Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2021
:
125 2.400%, 5/01/26 No Opt. Call 120,978
410 2.950%, 5/01/31 No Opt. Call 374,022
945 3.350%, 5/01/41 5/31 at 100.00 775,510
Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2023
:
230 (c) 4.500%, 5/01/30 No Opt. Call 232,501
920 (c) 5.375%, 5/01/43 5/33 at 100.00 944,988
Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019
:
30 3.750%, 11/01/24 No Opt. Call 29,933
185 4.250%, 11/01/29 No Opt. Call 185,930
Windsor at Westside Community Development District, Lake County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2024
:
250 (c) 4.600%, 5/01/31 No Opt. Call 251,313
1,000 (c) 5.450%, 5/01/44 5/34 at 100.00 1,011,367
610 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%,
11/01/27
No Opt. Call 612,330

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 310 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26
No Opt. Call $ 310,971
Woodcreek Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022
:
200 5.200%, 5/01/32 No Opt. Call 208,504
400 5.700%, 5/01/42 5/33 at 100.00 420,934
680 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/29
5/28 at 100.00 695,238
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Aessessment Area 2, Series 2021
:
95 (c) 2.500%, 5/01/26 No Opt. Call 92,093
260 (c) 3.000%, 5/01/31 No Opt. Call 237,863
640 (c) 3.375%, 5/01/41 5/34 at 100.00 524,463
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2019
:
90 (c) 4.375%, 11/01/24 No Opt. Call 90,053
500 (c) 4.750%, 11/01/29 No Opt. Call 509,857
TOTAL FLORIDA 866,595,243
GEORGIA - 1.3%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
2,455 (f) 6.000%, 1/01/25 No Opt. Call 1,104,750
9,250 (f) 6.500%, 1/01/29 1/28 at 100.00 4,162,500
2,540 (f) 6.750%, 1/01/35 1/28 at 100.00 1,143,000
1,670 (f) 7.000%, 1/01/40 1/28 at 100.00 751,500
Cobb County Development Authority, Georgia, Charter School Revenue
Bonds, Northwest Classical Academy, Inc. Project, Series 2023A
:
500 5.700%, 6/15/38 6/31 at 100.00 512,669
500 6.000%, 6/15/43 6/31 at 100.00 512,828
Cobb County Development Authority, Georgia, Student Housing Revenue
Bonds, Kennesaw State University Real Estate Foundations Projects,
Refunding Series 2014C
:
50 (h) 5.000%, 7/15/24, (ETM) No Opt. Call 50,024
295 Gainesville and Hall County Development Authority, Georgia, Educational
Facilities Revenue Bonds, Riverside Military Academy, Refunding Series
2017, 5.000%, 3/01/27
No Opt. Call 277,440
1,000 Macon-Bibb County Urban Development Authority, Georgia, Multifamily
Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A,
5.200%, 12/01/53
7/24 at 102.00 943,965
245 (c) Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27
No Opt. Call 248,463
17,350 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 17,130,722
25,000 (d),(e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.264%, 12/01/53, (Mandatory Put 6/01/31) (SOFR*0.67%
reference rate + 1.700% spread), (UB)
3/31 at 100.00 25,677,278
5,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2024B, 5.000%, 12/01/54, (Mandatory Put 3/01/32)
12/31 at 100.24 5,301,236
510 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/41 - AGM Insured
1/30 at 100.00 511,012
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
GEORGIA (continued)
$ 160 4.000%, 1/01/46 1/30 at 100.00 $ 147,689
425 4.000%, 1/01/51 1/30 at 100.00 380,748
TOTAL GEORGIA 58,855,824
HAWAII - 0.4%
Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University Project, Refunding Series 2024
:
1,235 (c) 5.000%, 7/01/34 No Opt. Call 1,265,412
1,000 (c) 5.000%, 7/01/39 7/34 at 100.00 1,003,907
13,810 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28
7/27 at 100.00 14,225,191
TOTAL HAWAII 16,494,510
IDAHO - 0.4%
825 Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project,
Series 2014, 4.375%, 7/01/34
7/24 at 100.00 825,249
1,000 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 1,002,224
1,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/41
7/26 at 103.00 908,771
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021
:
645 (c) 4.000%, 5/01/31 11/25 at 100.00 603,586
2,565 (c) 4.000%, 5/01/41 11/25 at 100.00 2,111,433
13,420 (c) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022A, 6.000%,
7/15/29
7/25 at 104.00 13,459,983
440 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022B, 5.500%,
7/15/29
7/25 at 104.00 429,618
TOTAL IDAHO 19,340,864
ILLINOIS - 4.6%
690 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%,
12/30/27
No Opt. Call 675,711
1,095 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
7/24 at 100.00 1,062,888
Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds, South
Berwyn Corridor Project, Series 2020
:
1,235 (c) 4.000%, 12/01/28 No Opt. Call 1,165,560
3,920 (c) 4.500%, 12/01/33 12/28 at 100.00 3,538,180
1,366 (f) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/26
12/23 at 100.00 1,365,927
1,645 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.000%, 3/01/33
3/28 at 100.00 1,668,008
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016
:
19,265 5.750%, 4/01/33 4/27 at 100.00 20,338,897
15,835 5.750%, 4/01/34 4/27 at 100.00 16,700,606
2,985 5.750%, 4/01/35 4/27 at 100.00 3,147,414
1,500 6.000%, 4/01/46 4/27 at 100.00 1,571,700
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017
:
300 5.000%, 4/01/33 4/27 at 100.00 308,853

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 1,370 5.000%, 4/01/34 4/27 at 100.00 $ 1,410,279
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018
:
1,240 5.000%, 4/01/33 4/28 at 100.00 1,294,281
1,535 5.000%, 4/01/34 4/28 at 100.00 1,601,972
1,610 5.000%, 4/01/35 4/28 at 100.00 1,679,422
1,270 5.000%, 4/01/36 4/28 at 100.00 1,322,973
10,000 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30
12/27 at 100.00 10,938,780
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 665,317
1,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
7/24 at 100.00 1,499,877
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
:
20,000 7.000%, 12/01/26 12/25 at 100.00 20,795,038
1,000 7.000%, 12/01/44 12/25 at 100.00 1,032,500
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
7,155 5.875%, 12/01/47 12/33 at 100.00 7,839,797
8,120 6.000%, 12/01/49 12/33 at 100.00 8,947,892
2,943 (c) Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution Facility,
Series 2016A, 5.000%, 3/15/34
7/24 at 100.00 2,915,311
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A
:
6,500 5.625%, 1/01/31 1/27 at 100.00 6,743,009
220 6.000%, 1/01/38 1/27 at 100.00 228,936
1,535 Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/35
1/25 at 100.00 1,543,921
2,154 Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie
Buisness Park-Industrial Property, Series 2018A, 5.000%, 11/15/34
7/24 at 100.00 2,084,349
1,390 Governors State University Board of Trustes, Illinois, Certificates of
Participation, Capital Improvement Projects, Series 2018, 5.000%, 7/01/28
- BAM Insured
7/27 at 100.00 1,454,093
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
1,660 (c) 4.000%, 7/01/31 No Opt. Call 1,446,547
4,470 (c) 5.000%, 7/01/41 7/31 at 100.00 3,678,151
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A
:
350 (c) 5.250%, 12/01/25 No Opt. Call 351,404
1,815 (c) 5.500%, 12/01/30 12/25 at 100.00 1,836,334
1,580 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
7/24 at 100.00 1,582,484
Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017
:
5,135 5.000%, 5/15/33 7/24 at 103.00 4,859,671
2,750 5.500%, 5/15/54 7/24 at 103.00 2,221,456
Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2015
:
615 4.125%, 5/01/45 5/25 at 100.00 596,138
120 (h) 4.125%, 5/01/45, (Pre-refunded 5/01/25) 5/25 at 100.00 120,450

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 115 4.125%, 5/01/45 5/25 at 100.00 $ 115,432
Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated
Group, Refunding Series 2016
:
605 (f) 5.000%, 5/15/26 No Opt. Call 242,000
1,275 (f) 5.000%, 5/15/40 5/26 at 100.00 510,000
6,400 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 4,829,671
15,520 (c) Illinois Finance Authority, Revenue Bonds, mHUB Chicago Project Series
2023, 5.420%, 10/01/38
4/33 at 100.00 15,948,454
Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A
:
1,540 (c) 6.000%, 4/01/38 10/28 at 100.50 1,553,735
2,700 (c) 6.125%, 4/01/58 10/28 at 100.50 2,630,244
165 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/24
No Opt. Call 165,167
8,750 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 4.000%, 2/01/33
8/25 at 100.00 8,655,082
105 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 104,036
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C
:
8,000 5.000%, 1/01/36 1/25 at 100.00 8,046,837
10,000 5.000%, 1/01/39 1/25 at 100.00 10,047,399
5,550 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/37
7/25 at 100.00 5,610,901
695 Minooka, Illinois, Special Assessment Bonds, Refunding Improvement
Series 2014, 5.000%, 12/01/24 - AGM Insured
No Opt. Call 698,707
380 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 365,533
450 (c) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34
7/24 at 100.00 447,026
South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service
Area 3, Refunding Series 2019A
:
320 4.000%, 12/01/25 No Opt. Call 315,324
330 4.000%, 12/01/26 No Opt. Call 322,163
345 4.000%, 12/01/27 No Opt. Call 334,185
355 4.000%, 12/01/28 No Opt. Call 340,805
370 4.000%, 12/01/29 12/28 at 100.00 354,716
385 4.000%, 12/01/30 12/28 at 100.00 366,422
400 4.000%, 12/01/31 12/28 at 100.00 378,539
420 4.000%, 12/01/32 12/28 at 100.00 396,348
435 4.000%, 12/01/33 12/28 at 100.00 407,467
450 4.000%, 12/01/34 12/28 at 100.00 421,665
1,780 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34
3/25 at 100.00 1,645,055
740 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29
3/25 at 100.00 706,349
345 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%,
3/01/29
3/25 at 100.00 329,311

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 820 (f) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
7/24 at 100.00 $ 819,763
TOTAL ILLINOIS 209,342,462
INDIANA - 0.9%
890 (c) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.300%, 1/01/32
7/24 at 105.00 808,189
150 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017, 5.125%, 1/01/32
7/24 at 104.00 134,288
1,830 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32
6/30 at 100.00 1,794,382
1,335 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27
No Opt. Call 1,355,210
Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A
:
165 (c) 5.000%, 12/01/30 12/27 at 103.00 159,458
255 (c) 5.000%, 12/01/40 12/27 at 103.00 227,366
225 (c) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24
No Opt. Call 226,282
Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A
:
2,330 5.500%, 4/01/33 4/26 at 100.00 2,363,277
1,275 5.500%, 4/01/34 4/26 at 100.00 1,293,884
2,500 5.000%, 4/01/37 4/26 at 100.00 2,519,299
11,005 Indiana Housing and Community Development Authority, Multifamily
Housing Revenue Bonds, Vita of New Whiteland Project, Series 2022,
6.750%, 1/01/43
1/33 at 100.00 11,175,355
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
2,500 5.000%, 3/01/33 No Opt. Call 2,704,723
4,000 5.500%, 3/01/38 3/33 at 100.00 4,442,226
1,380 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 1,484,590
1,840 Lafayette Redevelopment District, Indiana, Revenue Bonds, Series 2024B,
5.000%, 2/15/27
No Opt. Call 1,908,373
185 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.050%, 4/01/26
7/24 at 102.00 181,176
2,284 (f) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT)
No Opt. Call 23
180 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017, 5.100%, 1/01/32
7/24 at 104.00 160,886
Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Refunding Series 2024
:
4,070 (c) 4.875%, 1/01/44, (AMT) 1/34 at 100.00 4,215,594
1,675 (c) 5.000%, 1/01/54, (AMT) 1/34 at 100.00 1,737,853
TOTAL INDIANA 38,892,434

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
KANSAS - 0.8%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016
:
$ 375 5.000%, 12/01/27 12/26 at 100.00 $ 367,008
400 5.000%, 12/01/28 12/26 at 100.00 389,416
300 5.000%, 12/01/41 12/26 at 100.00 270,557
Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A
:
750 5.250%, 11/15/33 7/24 at 103.75 675,630
1,790 5.500%, 11/15/38 7/24 at 103.75 1,533,006
1,100 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 5.250%, 12/15/29
7/24 at 100.00 495,000
Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012
:
4,167 (f) 4.375%, 12/15/24 12/23 at 100.00 3,541,458
7,250 (f) 5.250%, 12/15/29 7/24 at 100.00 3,625,000
2,145 (f) 6.000%, 12/15/32 7/24 at 100.00 536,250
3,495 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.500%, 5/15/48
7/24 at 100.00 3,316,522
1,730 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2018I, 5.000%, 5/15/47
5/25 at 103.00 1,352,782
895 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2019III, 5.000%, 5/15/50
5/26 at 103.00 682,332
655 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 643,731
18,425 (c) Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39
3/29 at 103.00 18,840,613
TOTAL KANSAS 36,269,305
KENTUCKY - 1.0%
5,500 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 4,245,203
770 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.000%, 2/01/26
No Opt. Call 777,492
2,500 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 2,458,299
5,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 5,064,486
570 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015,
5.000%, 11/15/25
No Opt. Call 565,283
7,005 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, 5.000%, 1/01/55, (Mandatory Put 8/01/32)
5/32 at 100.21 7,402,123
19,795 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2024A-1, 5.000%, 5/01/55, (Mandatory Put 7/01/30)
4/30 at 100.17 20,760,374
6,430 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 5,854,135
TOTAL KENTUCKY 47,127,395

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LOUISIANA - 1.6%
$ 2,250 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation
Project, Series 2002, 6.800%, 2/01/27
7/24 at 100.00 $ 2,254,576
3,055 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/39
12/29 at 100.00 2,922,024
Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A
:
1,595 (c) 4.800%, 6/15/29 6/28 at 100.00 1,602,591
500 (c) 5.500%, 6/15/38 6/28 at 100.00 507,427
Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
:
190 (c) 3.375%, 6/01/27 No Opt. Call 180,717
250 (c) 3.750%, 6/01/32 No Opt. Call 227,614
Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2021
:
260 2.375%, 6/01/26 No Opt. Call 248,571
695 2.875%, 6/01/31 No Opt. Call 609,841
Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022
:
190 4.450%, 6/01/27 No Opt. Call 188,861
250 5.000%, 6/01/32 No Opt. Call 251,779
750 5.375%, 6/01/42 6/32 at 100.00 759,885
2,010 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37
11/28 at 100.00 2,145,980
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 1,662,765
1,730 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 1,606,738
365 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018, 5.375%, 11/01/38
11/28 at 100.00 381,490
1,000 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 5.750%, 2/01/32
2/27 at 100.00 976,613
600 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/29
6/27 at 100.00 604,666
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A
:
300 (c) 5.000%, 6/01/31 No Opt. Call 293,643
1,805 (c) 5.000%, 6/01/41 6/31 at 100.00 1,630,741
1,000 (c) 5.250%, 6/01/51 6/31 at 100.00 863,510
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
645 (c) 5.000%, 4/01/30 4/27 at 100.00 645,278
965 (c) 5.000%, 4/01/57 4/27 at 100.00 827,280
8,630 (c) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
7/24 at 100.00 8,633,614
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, BBR
Schools - Materra Campus Project, Series 2021A
:
600 (c) 4.000%, 6/01/31 6/26 at 100.00 559,589

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LOUISIANA (continued)
$ 1,350 (c) 4.000%, 6/01/41 6/26 at 100.00 $ 1,106,747
810 (c),(f) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A, 5.000%, 6/01/31
No Opt. Call 486,000
500 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A, 6.000%, 6/01/37
6/31 at 100.00 500,809
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A
:
435 (c) 6.125%, 6/01/37 6/31 at 100.00 447,421
185 (c) 6.375%, 6/01/52 6/31 at 100.00 185,551
2,500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.250%,
10/01/53
4/33 at 100.00 2,608,977
Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017
:
500 (f) 5.000%, 7/01/27 No Opt. Call 400,000
1,745 (f) 5.000%, 7/01/28 7/27 at 100.00 1,396,000
1,680 (f) 5.000%, 7/01/29 7/27 at 100.00 1,344,000
1,695 (f) 5.000%, 7/01/30 7/27 at 100.00 1,356,000
1,000 (f) 5.000%, 7/01/32 7/27 at 100.00 800,000
750 (f) 5.000%, 7/01/33 7/27 at 100.00 600,000
1,500 (f) 5.000%, 7/01/37 7/27 at 100.00 1,200,000
770 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
7/24 at 100.00 770,906
4,000 (c),(f) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT)
No Opt. Call 40
14,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/45, (AMT)
1/25 at 100.00 14,005,762
980 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/27, (AMT)
No Opt. Call 1,007,457
1,600 (c) Plaquemines Port, Harbor and Terminal District, Louisiana, Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf Series
2024A, 9.000%, 12/01/44
12/34 at 100.00 1,586,517
3,990 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30)
No Opt. Call 4,409,734
4,190 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40
6/30 at 100.00 4,604,510
2,735 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30)
No Opt. Call 3,022,652
265 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24
No Opt. Call 265,086
TOTAL LOUISIANA 72,689,962
MAINE - 0.2%
11,050 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
7/24 at 100.00 11,072,784
TOTAL MAINE 11,072,784
MARYLAND - 0.7%
165 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24
No Opt. Call 165,000
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
2,210 5.000%, 9/01/31 9/27 at 100.00 2,192,498
1,000 5.000%, 9/01/32 9/27 at 100.00 989,097

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND (continued)
$ 1,500 5.000%, 9/01/33 9/27 at 100.00 $ 1,477,545
2,360 5.000%, 9/01/35 9/27 at 100.00 2,308,011
500 5.000%, 9/01/36 9/27 at 100.00 487,263
Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
:
275 5.000%, 6/15/25 7/24 at 100.00 275,155
385 5.000%, 6/15/26 7/24 at 100.00 385,225
345 5.000%, 6/15/27 7/24 at 100.00 345,220
875 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.875%, 6/01/42
6/31 at 100.00 877,293
515 (c) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.000%, 2/15/28
2/26 at 100.00 510,593
8,410 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
7/24 at 100.00 8,470,626
Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
:
3,360 (f) 2.500%, 12/01/25 No Opt. Call 2,179,800
6,895 (f) 5.000%, 12/01/31 7/24 at 100.00 4,473,131
1,000 (f) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
7/24 at 100.00 648,750
Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017
:
270 5.000%, 7/01/27 No Opt. Call 278,024
190 5.000%, 7/01/29 7/27 at 100.00 194,781
325 5.000%, 7/01/30 7/27 at 100.00 332,901
375 5.000%, 7/01/31 7/27 at 100.00 383,480
530 5.000%, 7/01/37 7/24 at 100.00 530,137
280 (c) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27
No Opt. Call 282,500
750 (c) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/42
5/30 at 100.00 751,791
295 (c) Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30
1/26 at 100.00 295,139
Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018
:
600 (c) 5.000%, 7/01/30 7/28 at 100.00 607,754
1,000 (c) 5.250%, 7/01/48 7/28 at 100.00 1,007,202
TOTAL MARYLAND 30,448,916
MICHIGAN - 0.3%
Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019
:
75 3.500%, 11/01/24 No Opt. Call 74,693
410 3.875%, 11/01/29 11/27 at 102.00 398,328
85 5.000%, 11/01/34 11/27 at 102.00 87,071
220 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.000%, 11/01/26
7/24 at 100.00 215,257
County of Calhoun Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Oaklawn Hospital, Refunding Series 2016
:
1,915 5.000%, 2/15/30 2/27 at 100.00 1,926,489
2,010 5.000%, 2/15/31 2/27 at 100.00 2,020,389

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 $ 5,006
825 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 877,138
1,250 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021, 4.000%,
5/01/31
No Opt. Call 1,108,219
705 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
4.000%, 2/01/29
2/27 at 102.00 664,710
1,000 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 3.500%, 9/01/30
No Opt. Call 949,213
580 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
4.250%, 12/01/39
12/27 at 100.00 480,344
1,310 (c) Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46
7/27 at 100.00 1,053,430
535 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
7/24 at 100.00 524,803
1,115 Universal Academy, Michigan, Public School Academy Bonds, Refunding
Series 2021, 4.000%, 12/01/40
12/28 at 103.00 1,029,969
580 (c) Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.000%, 5/01/35
5/27 at 100.00 577,085
TOTAL MICHIGAN 11,992,144
MINNESOTA - 1.9%
Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A
:
320 3.500%, 8/01/26 No Opt. Call 316,447
400 3.500%, 8/01/27 8/26 at 100.00 394,813
270 4.000%, 8/01/28 8/26 at 100.00 270,207
415 4.000%, 8/01/29 8/26 at 100.00 414,799
260 4.000%, 8/01/30 8/26 at 100.00 259,159
300 4.000%, 8/01/31 8/26 at 100.00 298,163
455 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Taxable Series 2021B, 6.000%, 6/15/27
No Opt. Call 429,667
Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A
:
165 4.750%, 7/01/25 No Opt. Call 163,136
630 5.250%, 7/01/30 7/25 at 100.00 618,266
2,265 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/34
3/25 at 100.00 2,245,806
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
375 4.000%, 7/01/28 7/24 at 102.00 363,669
540 5.000%, 7/01/31 7/24 at 102.00 540,508
Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A
:
1,350 3.875%, 7/01/29 7/27 at 102.00 1,280,103
1,680 5.000%, 7/01/34 7/27 at 102.00 1,645,090
2,135 5.000%, 7/01/39 7/27 at 102.00 2,037,408

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA (continued)
$ 350 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call $ 347,952
25 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 4.400%, 7/01/25
No Opt. Call 25,034
3,515 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2020A, 5.000%, 7/01/55
7/25 at 102.00 3,520,814
1,600 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2024A, 6.125%, 6/15/61
6/31 at 103.00 1,615,964
400 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Taxable Series 2024B, 7.500%, 6/15/28
No Opt. Call 402,338
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery
:
500 5.000%, 6/15/29 No Opt. Call 533,827
500 5.000%, 6/15/30 No Opt. Call 541,027
500 5.000%, 6/15/31 No Opt. Call 547,802
500 5.000%, 6/15/32 No Opt. Call 553,376
625 5.000%, 6/15/33 6/32 at 100.00 692,032
600 4.000%, 6/15/34 6/32 at 100.00 623,452
260 4.000%, 6/15/35 6/32 at 100.00 269,416
425 4.000%, 6/15/36 6/32 at 100.00 438,851
425 4.000%, 6/15/37 6/32 at 100.00 437,509
300 4.000%, 6/15/39 6/32 at 100.00 304,294
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A
:
420 4.000%, 7/01/24 No Opt. Call 420,000
500 5.000%, 7/01/29 7/24 at 100.00 500,177
Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A
:
225 3.250%, 6/01/31 6/29 at 102.00 199,173
170 4.000%, 6/01/41 6/29 at 102.00 138,245
2,100 (c) Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56
7/27 at 100.00 1,728,674
550 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
7/24 at 100.00 551,193
850 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.250%, 6/01/42
6/32 at 100.00 817,511
200 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Taxable Series 2022B, 5.500%, 6/01/27
No Opt. Call 197,372
565 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A, 4.000%, 12/01/31
12/27 at 100.00 516,513
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hennepin
Schools Project, Series 2021A
:
1,685 4.000%, 7/01/31 No Opt. Call 1,579,864
4,350 4.000%, 7/01/41 7/31 at 100.00 3,564,040
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A
:
890 5.000%, 7/01/32 No Opt. Call 908,824
550 5.375%, 7/01/42 7/32 at 100.00 547,177
120 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Taxable Series 2022B, 5.750%, 7/01/25
No Opt. Call 119,253

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA (continued)
$ 510 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A, 5.500%, 7/01/27
No Opt. Call $ 515,705
1,495 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 4.250%, 12/01/27
No Opt. Call 1,489,784
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Venture
Academy Project, Series 2022A
:
650 (c) 5.000%, 6/01/32 6/30 at 102.00 628,931
2,365 (c) 5.250%, 6/01/42 6/30 at 102.00 2,233,704
4,035 (c) 5.250%, 6/01/52 6/30 at 102.00 3,688,207
3,005 (c) 5.500%, 6/01/57 6/30 at 102.00 2,802,378
325 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27
7/24 at 100.00 321,720
10,000 (e) Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022B, 4.578%, 12/01/52, (Mandatory Put 12/01/27) (SOFR*0.67%
reference rate + 1.000% spread)
9/27 at 100.00 9,998,436
Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A
:
190 4.150%, 9/01/24 No Opt. Call 189,645
1,100 5.000%, 9/01/34 9/24 at 100.00 1,099,056
835 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26
No Opt. Call 802,656
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A
:
6,165 (c) 5.500%, 6/01/42 6/30 at 102.00 5,055,300
10,650 (c) 5.750%, 6/01/52 6/30 at 102.00 8,733,000
2,000 (c) 5.875%, 6/01/57 6/30 at 102.00 1,640,000
400 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 3.750%, 4/01/26
No Opt. Call 387,284
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023
:
4,210 (c) 4.500%, 3/01/33 No Opt. Call 4,325,394
6,045 (c) 5.250%, 3/01/43 3/33 at 100.00 6,115,862
150 (c) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
4.750%, 7/01/29
7/27 at 100.00 150,879
Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A
:
255 4.000%, 12/01/24 No Opt. Call 252,659
700 4.500%, 12/01/29 12/24 at 100.00 648,348
Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
:
875 4.000%, 10/01/26 No Opt. Call 861,283
1,115 4.750%, 10/01/31 10/26 at 100.00 1,093,494
60 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 3.750%,
6/01/26
7/24 at 100.00 58,462
400 Woodbury Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Saint Therese of Woodbury, Series 2014, 4.000%, 12/01/24
No Opt. Call 399,125
TOTAL MINNESOTA 87,410,257
MISSISSIPPI - 0.3%

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSISSIPPI (continued)
$ 2,700 (c),(f) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Subordinate
Series 2023, 6.000%, 10/15/49, (Mandatory Put 6/15/25)
10/26 at 100.00 $ 2,641,065
930 (c),(f) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding
Series 2019A, 6.000%, 10/15/30, (Mandatory Put 6/15/25)
10/26 at 100.00 924,407
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A
:
3,615 5.000%, 9/01/41 9/26 at 100.00 3,644,306
4,635 5.000%, 9/01/46 9/26 at 100.00 4,646,396
TOTAL MISSISSIPPI 11,856,174
MISSOURI - 1.2%
1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 710,402
525 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
7/24 at 102.00 536,157
3,525 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%,
3/01/36
3/27 at 100.00 3,613,677
4,000 Independence Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special Districts, Hub Drive Redevelopment
Project Series 2023, 6.250%, 11/01/44
11/28 at 103.00 4,081,972
7,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT)
3/29 at 100.00 7,111,191
840 (c) Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40
9/24 at 103.00 766,357
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A
:
1,000 5.000%, 5/15/25 No Opt. Call 995,231
1,075 5.000%, 5/15/26 No Opt. Call 1,063,427
1,080 5.000%, 5/15/27 No Opt. Call 1,061,275
1,150 5.250%, 5/15/28 5/27 at 100.00 1,134,905
2,645 5.250%, 5/15/31 5/27 at 100.00 2,602,952
Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B
:
6,370 (c) 4.375%, 2/01/31 2/28 at 100.00 6,043,148
2,750 (c) 5.000%, 2/01/40 2/28 at 100.00 2,664,933
4,600 (c) 5.000%, 2/01/50 2/28 at 100.00 4,334,763
345 (c) Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25
No Opt. Call 341,994
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Christian Homes Inc., Senior Living Facilities Series 2018
:
925 (f) 5.000%, 5/15/26 5/25 at 103.00 370,000
5,515 (f) 5.000%, 5/15/40 5/25 at 103.00 2,206,000
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021
:
2,515 4.000%, 10/01/31 No Opt. Call 2,474,448
2,135 4.000%, 10/01/34 10/31 at 100.00 2,058,197

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds, Series
2021
:
$ 150 3.000%, 5/01/30 5/29 at 100.00 $ 138,284
500 3.125%, 5/01/35 5/29 at 100.00 432,556
1,095 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%,
8/15/25
No Opt. Call 1,095,884
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016
:
895 5.000%, 11/15/27 11/25 at 100.00 892,062
990 5.000%, 11/15/29 11/25 at 100.00 987,713
1,095 5.000%, 11/15/31 11/25 at 100.00 1,092,091
340 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%,
12/01/25
No Opt. Call 340,814
2,360 (c) Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.500%, 6/15/42
6/31 at 100.00 2,276,486
515 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
7/24 at 102.00 526,299
500 (c) The Industrial Development Authority of the County of St. Louis, Missouri,
Transportation Development Refunding Revenue Bonds, Series 2019B,
4.375%, 3/01/33
3/27 at 100.00 459,997
TOTAL MISSOURI 52,413,215
MONTANA - 0.1%
Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A
:
1,000 5.000%, 5/15/27 5/25 at 102.00 990,209
1,180 5.250%, 5/15/30 5/25 at 102.00 1,164,124
435 5.250%, 5/15/32 5/25 at 102.00 424,844
TOTAL MONTANA 2,579,177
NEBRASKA - 1.0%
40,000 (d),(e) Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, SOFR Series 2022-2, 5.738%, 5/01/53, (Mandatory Put 10/01/29)
(SOFR*0.67% reference rate + 2.180% spread), (UB)
7/29 at 100.00 41,400,020
5,410 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023G, 5.400%, 9/01/53
9/32 at 100.00 5,648,896
TOTAL NEBRASKA 47,048,916
NEVADA - 0.3%
375 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24
No Opt. Call 375,080
1,080 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28
8/25 at 100.00 1,084,893
1,054 (c),(f),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2017B, 5.125%, 12/15/37, (AMT)
12/27 at 100.00 122,903
2,971 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018, 6.950%, 2/15/38, (AMT)
8/28 at 100.00 297,112

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEVADA (continued)
$ 2,000 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38
2/31 at 100.00 $ 200,000
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
9,567 (c),(f),(g) 5.875%, 12/15/27, (AMT) No Opt. Call 1,115,441
2,935 (c),(f),(g) 6.250%, 12/15/37, (AMT) 12/27 at 100.00 342,221
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016
:
1,515 4.000%, 9/01/32 9/26 at 100.00 1,440,939
650 4.000%, 9/01/35 9/26 at 100.00 593,070
735 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 736,915
660 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 808 & 810 Summerlin Village 23B, Refunding Series 2014, 5.000%,
6/01/25
7/24 at 100.00 660,232
435 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/26
12/25 at 100.00 437,308
320 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 289,633
Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A
:
220 5.000%, 7/15/27 7/25 at 100.00 221,348
1,400 5.000%, 7/15/47 7/25 at 100.00 1,400,508
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
:
635 4.250%, 6/01/34 12/28 at 100.00 618,749
775 4.500%, 6/01/39 12/28 at 100.00 759,781
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series 2017
:
675 (c) 4.000%, 12/01/27 No Opt. Call 662,776
1,600 (c) 5.000%, 12/01/37 12/27 at 100.00 1,605,803
850 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
7/24 at 100.00 844,071
400 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/38 - AGM Insured
12/28 at 100.00 420,692
TOTAL NEVADA 14,229,475
NEW HAMPSHIRE - 0.8%
4,214 National Finance Authority, New Hampshire, Municipal Certificates Social
Series 2024-1 Class A, 4.250%, 7/20/41
No Opt. Call 4,126,573
1,270 (c) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40)
7/25 at 100.00 1,055,716
6,975 (c) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45, (AMT),
(Mandatory Put 7/02/40)
7/25 at 100.00 5,824,976
25,125 (c) National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30
7/24 at 100.00 25,110,917
TOTAL NEW HAMPSHIRE 36,118,182

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY - 0.5%
$ 445 (h) New Jersey Building Authority, State Building Revenue Bonds, Refunding
Series 2016A, 4.000%, 6/15/30, (Pre-refunded 6/15/26)
6/26 at 100.00 $ 451,136
50 (c) New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24
No Opt. Call 50,007
900 New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017,
5.000%, 7/15/32
7/27 at 100.00 926,697
160 (c) New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 4.250%,
9/01/27
No Opt. Call 160,862
2,000 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.000%, 1/01/34
7/24 at 100.00 1,999,916
650 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/25
No Opt. Call 650,063
250 (c),(d) New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust 2016-
XF2340, 6.741%, 9/01/25, (IF)
3/25 at 100.00 251,187
100 (c) New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A,
5.125%, 10/01/24
No Opt. Call 100,128
New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B
:
6,000 5.625%, 11/15/30, (AMT) 7/24 at 101.00 6,052,937
3,315 5.625%, 11/15/30, (AMT) 7/24 at 101.00 3,344,248
1,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.125%, 6/15/39
12/28 at 100.00 1,514,859
5,330 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 1/01/32
1/27 at 100.00 5,519,406
TOTAL NEW JERSEY 21,021,446
NEW MEXICO - 0.1%
Aspire Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2024
:
500 4.450%, 10/01/33, (WI/DD) No Opt. Call 498,237
525 5.050%, 10/01/44, (WI/DD) 10/33 at 100.00 524,302
100 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25
No Opt. Call 98,882
1,965 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 1,890,057
TOTAL NEW MEXICO 3,011,478
NEW YORK - 3.4%
1,250 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 5.750%,
2/01/33
No Opt. Call 1,290,936
625 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A, 4.500%, 6/01/27
7/24 at 103.00 629,656
225 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%, 6/15/42
6/32 at 100.00 230,633
700 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 420,000

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 1,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55
12/30 at 100.00 $ 1,076,150
3,805 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40
12/30 at 100.00 3,760,376
2,500 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40
12/30 at 100.00 2,404,326
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A
:
400 (c) 4.000%, 6/01/31 6/29 at 100.00 391,235
450 (c) 5.000%, 6/01/36 6/29 at 100.00 459,013
13,010 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call 3,778,392
4,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 3,658,074
4,210 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 3,635,205
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
5.890%, 2/01/32
2/27 at 100.00 1,015,945
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.470%, 2/01/33
2/28 at 100.00 1,041,973
800 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
4.760%, 2/01/27
No Opt. Call 791,749
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
580 4.050%, 2/01/31 2/30 at 100.00 545,664
1,080 4.450%, 2/01/41 2/30 at 100.00 908,639
4,795 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%,
11/01/42
11/27 at 100.00 3,699,914
1,000 (f) Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 580,000
2,895 (e) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2002G-1, 4.008%,
11/01/26 (SOFR*0.67% reference rate + 0.430% spread)
No Opt. Call 2,886,516
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022
:
500 (c) 5.000%, 7/01/32 No Opt. Call 513,597
1,390 (c) 5.625%, 7/01/42 7/32 at 100.00 1,422,785
400 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B, 5.000%, 7/01/29
7/24 at 100.00 400,330
New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A
:
210 5.000%, 7/01/27 7/25 at 100.00 212,430
375 5.000%, 7/01/28 7/25 at 100.00 379,335

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
$ 6,360 (f) 2.300%, 10/01/27 7/24 at 100.00 $ 4,070,400
1,685 (f) 2.350%, 10/01/46 7/24 at 100.00 1,078,400
5,040 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42
7/24 at 100.00 4,719,150
1,180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 1,065,890
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
2,485 5.000%, 7/01/46, (AMT) 7/24 at 100.00 2,484,878
1,180 5.250%, 1/01/50, (AMT) 7/24 at 100.00 1,180,032
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 3.000%, 8/01/31, (AMT)
No Opt. Call 942,963
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
24,475 6.000%, 6/30/54, (AMT) 6/31 at 100.00 26,894,635
5,000 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 5,177,848
3,500 5.375%, 6/30/60, (AMT) 6/31 at 100.00 3,615,009
1,970 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/36, (AMT)
1/28 at 100.00 2,029,207
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
14,225 4.000%, 10/01/30, (AMT) No Opt. Call 14,264,999
3,000 4.375%, 10/01/45, (AMT) 10/30 at 100.00 2,942,095
10,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 11,309,945
1,250 Onondaga Civic Development Corporation, New York, Revenue Bonds,
Crouse Health Hospital Inc. Project, Refunding Series 2024A, 5.000%,
8/01/44, (WI/DD)
8/34 at 100.00 1,270,102
1,665 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/32, (AMT)
9/24 at 100.00 1,666,915
3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Seventh Series 2016, 5.000%, 11/15/32, (AMT)
11/26 at 100.00 3,066,481
2,580 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 255,819
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
10,385 5.000%, 1/01/30, (AMT) 1/26 at 100.00 7,926,416
4,895 5.000%, 1/01/31, (AMT) 1/26 at 100.00 3,728,396
3,230 5.000%, 1/01/32, (AMT) 1/26 at 100.00 2,453,831
5,700 5.000%, 1/01/33, (AMT) 1/26 at 100.00 4,325,923
2,000 5.000%, 1/01/34, (AMT) 1/26 at 100.00 1,517,088
6,705 5.000%, 1/01/35, (AMT) 1/26 at 100.00 5,085,134
2,100 5.000%, 1/01/36, (AMT) 1/26 at 100.00 1,592,742

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 1,475 (c) Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A, 5.000%, 7/01/36
7/27 at 104.00 $ 1,518,866
Westchester County Local Development Corporation, New York, Revenue
Bonds, Kendal on Hudson Project, Refunding Series 2022B
:
210 5.000%, 1/01/27 No Opt. Call 215,704
480 5.000%, 1/01/32 1/28 at 103.00 511,826
525 5.000%, 1/01/37 1/28 at 103.00 555,405
500 5.000%, 1/01/41 1/28 at 103.00 518,803
TOTAL NEW YORK 154,117,775
NORTH CAROLINA - 0.0%
1,000 (c),(d) Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Tender Option Bond Trust 2016-XG0019, 7.225%, 4/01/36,
(IF)
10/26 at 100.00 1,031,252
125 (c) Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 4.375%, 3/01/25
No Opt. Call 123,998
900 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Lutheran Services for the Aging, Series 2021A, 4.000%, 3/01/36
3/28 at 103.00 848,509
TOTAL NORTH CAROLINA 2,003,759
OHIO - 3.3%
1,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/41
11/26 at 100.00 1,018,230
48,915 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 4,588,858
8,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 7,385,969
7,250 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 7,394,435
Cuyahoga County Ohio, Health Care and Independent Living Facilities,
Revenue Refunding Bonds, Eliza Jennings Senior Care Network, Series
2022A
:
3,305 5.375%, 5/15/37 5/29 at 103.00 3,316,346
4,310 5.500%, 5/15/42 5/29 at 103.00 4,232,782
1,000 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
3.375%, 12/01/29
6/29 at 100.00 908,655
4,295 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
7/24 at 100.00 3,757,729
Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship
Village of Dublin, Ohio, Inc., Refunding &Improvement Series 2014
:
205 5.000%, 11/15/24 No Opt. Call 205,963
200 5.000%, 11/15/25 11/24 at 100.00 200,939
500 5.000%, 11/15/26 11/24 at 100.00 502,380
18,425 (c) Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28)
9/28 at 100.00 18,749,520
490 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
7/24 at 100.00 459,392

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO (continued)
$ 24,100 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call $ 23,287,772
17,370 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 18,183,465
3,810 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.500%, 1/15/48, (AMT)
1/28 at 100.00 3,782,582
540 (c) Ohio Housing Finance Agency,  Multifamily Housing Revenue Bonds,
Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32
10/25 at 101.00 471,380
35,080 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 36,722,853
490 (c) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31
12/28 at 100.00 463,472
Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement Series
2015
:
595 5.000%, 12/01/24 No Opt. Call 593,939
415 5.000%, 12/01/25 12/24 at 100.00 411,451
Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015
:
3,275 5.375%, 3/01/27 3/25 at 100.00 3,279,307
2,000 6.000%, 3/01/45 3/25 at 100.00 2,003,036
5,000 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 5,428,781
TOTAL OHIO 147,349,236
OKLAHOMA - 0.1%
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
1,510 5.250%, 8/15/43 8/28 at 100.00 1,549,573
2,600 5.500%, 8/15/57 8/28 at 100.00 2,668,531
Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017
:
1,780 5.000%, 11/15/30 11/25 at 102.00 1,814,719
730 5.000%, 11/15/32 11/25 at 102.00 743,780
TOTAL OKLAHOMA 6,776,603
OREGON - 0.3%
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A
:
1,865 4.000%, 12/01/36 12/28 at 103.00 1,674,740
1,860 4.000%, 12/01/41 12/28 at 103.00 1,555,354
3,030 (c) Oregon Facilities Authority Charter School Revenue Bonds, Oregon,
Portland Village School Project, Series 2024, 6.500%, 12/15/44
12/34 at 100.00 3,057,307
740 (c) Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 3.750%, 6/15/29
6/27 at 102.00 706,392
385 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 4.500%, 6/15/28
6/25 at 100.00 381,831
75 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32, (AMT)
7/24 at 100.00 73,053

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OREGON (continued)
$ 1,000 (c) Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 6.750%, 6/15/42
6/32 at 100.00 $ 1,036,629
120 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call 120,743
405 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
7/24 at 100.00 405,495
3,965 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/46
11/28 at 103.00 3,301,025
TOTAL OREGON 12,312,569
PENNSYLVANIA - 2.2%
155 (c) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Taxable Series 2022B, 5.000%, 6/15/26
No Opt. Call 150,872
2,000 (c) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017, 5.875%, 7/01/32
7/24 at 100.00 2,001,132
2,010 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42
5/33 at 100.00 2,014,541
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
3,410 4.000%, 11/01/33 11/27 at 100.00 2,148,300
1,195 5.000%, 11/01/37 11/27 at 100.00 752,850
10,865 5.000%, 11/01/50 11/27 at 100.00 6,844,950
13,090 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
7/24 at 100.00 8,246,700
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A
:
1,015 5.000%, 2/01/26 No Opt. Call 659,750
750 5.000%, 2/01/29 No Opt. Call 472,500
700 5.000%, 2/01/31 No Opt. Call 441,000
800 5.000%, 2/01/32 No Opt. Call 504,000
7,685 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-1, 5.000%, 2/01/40, (Mandatory Put 2/01/25)
8/24 at 101.73 5,725,325
6,225 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put 2/01/27)
8/26 at 101.63 3,921,750
295 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/30
12/25 at 100.00 259,603
805 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27
No Opt. Call 794,969
176 (c) Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018, 4.375%,
3/01/28
No Opt. Call 172,819
1,000 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 1,000,596
2,000 (c) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41
10/27 at 100.00 1,501,191
5,000 (c) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53
10/28 at 100.00 3,920,260

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 280 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc.
Project, Series 2017, 5.000%, 6/01/27
6/25 at 102.00 $ 280,515
870 East Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 - BAM
Insured
7/24 at 100.00 870,044
405 (h) East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/24, (ETM)
No Opt. Call 405,000
2,000 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 2,018,914
Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United
Zion Retirement Community, Series 2017A
:
1,710 4.500%, 12/01/29 6/27 at 100.00 1,655,618
500 5.000%, 12/01/32 6/27 at 100.00 485,605
1,775 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/41
5/30 at 100.00 1,518,215
1,000 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 978,475
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 1,000,195
1,000 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 1,020,475
1,245 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
7/24 at 100.00 1,247,031
5,160 (c),(f),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40
6/30 at 100.00 516
5,160 (c),(f),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT)
6/30 at 100.00 516
6,055 (f),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 605
5,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 5,010,927
1,300 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding
Series 2009B, 5.250%, 12/01/38, (Mandatory Put 6/01/27)
6/26 at 100.00 1,313,555
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
500 5.500%, 6/30/39, (AMT) 12/32 at 100.00 549,824
3,000 5.750%, 12/31/62 - AGM Insured, (AMT) 12/32 at 100.00 3,278,570
3,000 (c) Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Green Series 2019A, 3.250%,
8/01/39, (AMT)
8/24 at 100.00 2,390,858
2,690 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/29
11/25 at 100.00 2,703,266

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 8,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-143A, 5.450%, 4/01/51
4/33 at 100.00 $ 8,394,589
3,755 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015A-1, 5.250%, 12/01/45
12/25 at 100.00 3,816,600
Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Series 2017A
:
200 5.000%, 7/01/31 7/27 at 100.00 197,448
500 5.000%, 7/01/32 7/27 at 100.00 492,560
7,000 Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31
No Opt. Call 6,527,039
320 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Mast Community Charter School II Project, Series
2020A, 5.000%, 8/01/30
No Opt. Call 327,447
590 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/31
No Opt. Call 579,489
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
7/24 at 100.00 788,550
5,000 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/36
6/26 at 100.00 4,864,190
4,980 Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021, 4.000%,
5/15/41
5/28 at 103.00 4,098,207
TOTAL PENNSYLVANIA 98,347,951
PUERTO RICO - 4.8%
3,976 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
7/24 at 100.00 3,976,543
200 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35
7/30 at 100.00 209,301
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
:
275 (c) 5.000%, 7/01/33 7/31 at 100.00 290,594
500 (c) 5.000%, 7/01/37 7/31 at 100.00 522,510
334 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37
7/31 at 100.00 349,037
214 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 214,000
11,790 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
7/24 at 100.00 5,570,775
1,100 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.500%, 1/01/26
No Opt. Call 517,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD
:
2 (f) 3.957%, 1/01/26 7/20 at 100.00 940
6,015 (f) 5.000%, 1/01/26 No Opt. Call 2,827,050
1,000 (f) 5.000%, 1/01/26 No Opt. Call 470,000
3 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A, 3.957%, 7/01/42
7/24 at 100.00 1,418

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
$ 470 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 1/01/26
No Opt. Call $ 220,900
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT
:
6,205 (f) 5.000%, 1/01/26 No Opt. Call 2,916,350
1,140 (f) 5.000%, 1/01/26 No Opt. Call 535,800
450 (f) 5.000%, 1/01/26 No Opt. Call 211,500
200 (f) 5.000%, 1/01/26 No Opt. Call 94,000
2 (f) 5.000%, 7/01/32 7/24 at 100.00 945
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
2,140 (f) 5.250%, 7/01/27 7/24 at 100.00 1,011,150
9,660 (f) 5.250%, 7/01/28 7/24 at 100.00 4,564,350
4 (f) 5.250%, 7/01/28 7/24 at 100.00 1,890
7,020 (f) 5.250%, 7/01/29 7/24 at 100.00 3,316,950
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC
:
50 (f) 5.000%, 1/01/26 No Opt. Call 23,500
1,995 (f) 5.250%, 7/01/27 7/24 at 100.00 942,638
110 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 5.250%, 7/01/27
7/24 at 100.00 51,975
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:
350 (f) 5.000%, 7/01/24 7/24 at 100.00 164,500
1,260 (f) 5.250%, 7/01/24 7/24 at 100.00 592,200
1,000 (f) 5.250%, 7/01/25 7/24 at 100.00 472,500
18,275 (f) 5.250%, 1/01/26 No Opt. Call 8,589,250
1,145 (f) 5.250%, 1/01/26 No Opt. Call 538,150
1,090 (f) 5.000%, 7/01/28 7/24 at 100.00 515,025
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
45 (f) 5.050%, 1/01/26 7/23 at 100.00 21,263
8,375 (f) 4.800%, 7/01/29 7/24 at 100.00 3,957,187
3,000 (f) 5.000%, 7/01/29 7/24 at 100.00 1,417,500
500 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016D-4-RSA-1, 7.500%, 1/01/26
No Opt. Call 235,000
2 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
5.375%, 1/01/26
6/23 at 100.00 940
6,135 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 5.400%, 7/01/28
7/24 at 100.00 2,898,788
635 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding Series
2005SS, 4.625%, 7/01/30
7/24 at 100.00 300,037
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT
:
2,255 (f) 5.000%, 7/01/24 7/24 at 100.00 1,059,850
35 (f) 5.000%, 7/01/25 7/24 at 100.00 16,537
115 (f) 5.000%, 7/01/27 7/24 at 100.00 54,338
1,240 (f) 5.000%, 7/01/32 7/24 at 100.00 585,900
2,310 (f) 5.000%, 7/01/37 7/24 at 100.00 1,091,475
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
20 (f) 5.250%, 7/01/25 7/24 at 100.00 9,450
5,595 (f) 5.375%, 1/01/26 No Opt. Call 2,629,650
2,850 (f) 5.375%, 1/01/26 No Opt. Call 1,339,500
280 (f) 5.500%, 1/01/26 No Opt. Call 131,600
130 (f) 5.000%, 7/01/28 7/24 at 100.00 61,425
1,060 (f) 5.250%, 7/01/33 7/24 at 100.00 500,850
3,990 (f) 5.500%, 7/01/38 7/24 at 100.00 1,885,275

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA
:
$ 2,000 (f) 5.250%, 7/01/24 7/24 at 100.00 $ 940,000
975 (f) 5.250%, 1/01/26 No Opt. Call 458,250
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC
:
2,100 (f) 5.000%, 7/01/24 7/24 at 100.00 987,000
400 (f) 4.625%, 7/01/25 7/24 at 100.00 189,000
50 (f) 5.000%, 7/01/25 7/24 at 100.00 23,625
490 (f) 5.000%, 7/01/28 7/24 at 100.00 231,525
695 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
4.625%, 7/01/25
7/24 at 100.00 328,387
4,320 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010ZZ,
5.250%, 1/01/26
No Opt. Call 2,030,400
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
730 (f) 7.000%, 7/01/33 7/24 at 100.00 344,925
3,415 (f) 6.750%, 7/01/36 7/24 at 100.00 1,613,587
6,875 (f) 5.000%, 7/01/42 7/24 at 100.00 3,248,437
745 (f) 7.000%, 7/01/43 7/24 at 100.00 352,013
Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE
:
2,460 (f) 5.950%, 7/01/30 7/24 at 100.00 1,162,350
3,220 (f) 6.250%, 7/01/40 7/24 at 100.00 1,521,450
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
18,537 0.000%, 7/01/27 No Opt. Call 16,537,999
1,437 0.000%, 7/01/46 7/28 at 41.38 464,691
19,644 4.750%, 7/01/53 7/28 at 100.00 19,448,576
1,367 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Series 2019A-2B, 4.550%, 7/01/40
7/28 at 100.00 1,373,600
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
30,488 4.329%, 7/01/40 7/28 at 100.00 30,182,513
6,383 4.784%, 7/01/58 7/28 at 100.00 6,313,169
25,382 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 16,022,271
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
20,036 5.625%, 7/01/27 No Opt. Call 20,921,613
1,362 5.625%, 7/01/29 No Opt. Call 1,463,055
20,217 0.000%, 7/01/33 7/31 at 89.94 13,518,059
272 4.000%, 7/01/33 7/31 at 103.00 273,177
92 4.000%, 7/01/35 7/31 at 103.00 90,324
439 4.000%, 7/01/37 7/31 at 103.00 423,680
636 4.000%, 7/01/41 7/31 at 103.00 594,805
2,033 4.000%, 7/01/46 7/31 at 103.00 1,846,716
Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022
:
15,388 0.000%, 11/01/43 No Opt. Call 9,444,194
9,204 1.000%, 11/01/51 No Opt. Call 4,774,734
275 University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P, 5.000%, 6/01/30
7/24 at 100.00 266,904
TOTAL PUERTO RICO 215,300,335

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
RHODE ISLAND - 0.2%
$ 8,010 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/31
9/26 at 100.00 $ 8,040,061
TOTAL RHODE ISLAND 8,040,061
SOUTH CAROLINA - 0.2%
Richland County, South Carolina, Special Assessment Revenue Bonds,
Village at Sandhill Improvement District, Refunding Series 2021
:
1,000 (c) 3.625%, 11/01/31 11/26 at 103.00 862,877
1,270 (c) 3.750%, 11/01/36 11/26 at 103.00 1,027,557
3,550 (c) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40
1/30 at 100.00 3,420,234
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A
:
100 (c) 4.500%, 8/15/25 2/25 at 100.00 99,273
500 (c) 5.125%, 8/15/35 2/25 at 100.00 487,182
1,100 (c) South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.000%, 6/15/29
12/26 at 100.00 1,119,536
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A
:
200 (c) 4.000%, 6/15/31 6/29 at 100.00 183,938
920 (c) 5.000%, 6/15/41 6/29 at 100.00 814,853
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A
:
325 (c) 6.125%, 6/15/33 6/31 at 100.00 337,930
940 (c) 6.750%, 6/15/43 6/31 at 100.00 969,885
125 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/28
6/26 at 100.00 127,733
TOTAL SOUTH CAROLINA 9,450,998
SOUTH DAKOTA - 0.1%
2,930 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Refunding Series 2017, 5.000%, 7/01/46
7/27 at 100.00 2,974,289
TOTAL SOUTH DAKOTA 2,974,289
TENNESSEE - 0.4%
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B
:
3,135 (c) 0.000%, 12/01/25 No Opt. Call 2,911,004
3,245 (c) 0.000%, 12/01/26 No Opt. Call 2,852,384
8,810 (c) 0.000%, 12/01/31 No Opt. Call 5,787,991
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A
:
1,850 (c) 5.000%, 12/01/35 12/26 at 100.00 1,781,360
1,000 (c) 5.125%, 12/01/42 12/26 at 100.00 952,423
850 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27
6/26 at 100.00 827,567
1,190 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/36
4/27 at 100.00 1,205,532

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE (continued)
Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project,
Series 2014
:
$ 13,584 (c),(f) 5.250%, 5/01/25 11/24 at 100.00 $ 489,040
4,361 (c),(f) 6.000%, 5/01/34 11/24 at 100.00 156,984
535 (f) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call 475,170
The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A
:
4,000 (c),(f) 6.500%, 6/01/27 No Opt. Call 164,000
12,635 (c),(f) 7.125%, 6/01/32 6/27 at 100.00 518,035
2,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 2,066,926
190 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 5.000%, 2/01/25
No Opt. Call 190,153
TOTAL TENNESSEE 20,378,569
TEXAS - 10.1%
715 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29
No Opt. Call 724,567
Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 2 Project, Series 2022
:
250 (c) 5.000%, 9/01/28 No Opt. Call 249,385
1,000 (c) 5.750%, 9/01/42 9/32 at 100.00 1,016,580
420 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.000%, 9/01/29
No Opt. Call 428,539
Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021
:
286 (c) 3.250%, 9/15/26 No Opt. Call 271,120
500 (c) 3.750%, 9/15/31 No Opt. Call 448,310
250 (c) 4.000%, 9/15/41 9/31 at 100.00 220,538
Anna, Texas, Special Assessment Revenue Bonds, The Woods and Lindsey
Place Public Improvement District Area 1 Project, Series 2023
:
440 4.875%, 9/15/30 No Opt. Call 441,568
900 5.625%, 9/15/43 9/31 at 100.00 913,262
255 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27
No Opt. Call 253,516
1,000 (c) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of  Argyle
Public Improvement District Project, Series 2018, 4.625%, 9/01/28
No Opt. Call 1,000,587
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2024A
:
2,000 4.250%, 8/15/34 8/27 at 100.00 1,995,770
1,250 4.500%, 8/15/39 8/27 at 100.00 1,251,758
1,300 4.750%, 8/15/44 8/27 at 100.00 1,291,613
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A
:
1,350 4.000%, 2/15/31 2/30 at 100.00 1,248,711
2,610 4.125%, 2/15/41 2/30 at 100.00 2,104,261
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 630 (c) 5.000%, 2/15/32 2/30 at 100.00 $ 615,153
1,500 (c) 6.000%, 2/15/42 2/30 at 100.00 1,493,423
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Magellan International School, Series 2022
:
1,245 (c) 5.500%, 6/01/32 6/29 at 103.00 1,310,999
5,085 (c) 6.000%, 6/01/42 6/29 at 103.00 5,329,187
600 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A,
4.550%, 8/15/28
8/27 at 100.00 599,302
Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 3A Project, Series 2021
:
335 (c) 2.500%, 9/01/26 No Opt. Call 314,195
622 (c) 3.000%, 9/01/31 9/28 at 100.00 554,554
635 (c) Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 5.500%,
9/01/27
No Opt. Call 645,032
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
165 5.000%, 1/01/30 1/27 at 100.00 166,484
1,800 5.000%, 1/01/31 1/27 at 100.00 1,816,526
1,700 5.000%, 1/01/32 1/27 at 100.00 1,714,975
985 5.000%, 1/01/33 1/27 at 100.00 993,850
580 5.000%, 1/01/34 1/27 at 100.00 585,073
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding Second Tier Series 2017B
:
540 5.000%, 1/01/25 No Opt. Call 538,352
1,680 5.000%, 1/01/27 No Opt. Call 1,666,241
990 5.000%, 1/01/28 1/27 at 100.00 980,923
1,445 5.000%, 1/01/29 1/27 at 100.00 1,430,724
880 5.000%, 1/01/30 1/27 at 100.00 871,051
1,985 5.000%, 1/01/32 1/27 at 100.00 1,957,839
1,525 5.000%, 1/01/34 1/27 at 100.00 1,499,510
370 (c) Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 1, Series 2019, 4.000%, 11/01/29
No Opt. Call 358,455
800 (c) Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 2, Series 2022, 5.375%, 11/01/42
11/32 at 100.00 808,548
900 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call 759,500
Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021
:
285 (c) 4.125%, 9/01/26 No Opt. Call 275,401
565 (c) 4.750%, 9/01/31 No Opt. Call 523,813
1,645 (c) 5.000%, 9/01/41 9/31 at 100.00 1,542,274
Boyd Public Improvement District 1, Texas, Special Assessment Revenue
Bonds, Improvement Area 1 Project Series 2024
:
415 (c) 4.250%, 9/15/30 No Opt. Call 414,752
1,010 (c) 5.125%, 9/15/43 9/31 at 100.00 1,009,306
Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021
:
130 2.000%, 9/01/27 9/26 at 100.00 120,528
135 2.000%, 9/01/28 9/26 at 100.00 122,590
140 2.125%, 9/01/29 9/26 at 100.00 125,516
145 2.250%, 9/01/30 9/26 at 100.00 128,605

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 150 2.250%, 9/01/31 9/26 at 100.00 $ 130,759
315 2.250%, 9/01/33 9/26 at 100.00 265,712
335 2.500%, 9/01/35 9/26 at 100.00 281,892
540 2.500%, 9/01/38 9/26 at 100.00 423,546
595 2.750%, 9/01/41 9/26 at 100.00 451,126
1,065 (c) Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phase 1 Project, Series 2018, 4.625%, 9/01/28
No Opt. Call 1,062,172
1,395 (c) Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phases 2-7 Major Improvement Project, Series
2018, 5.000%, 9/01/28
No Opt. Call 1,401,900
Celina, Texas, Special Assessment Revenue Bonds, Celina Hills Public
Improvement District Project, Series 2022
:
248 (c) 4.375%, 9/01/27 No Opt. Call 243,445
430 (c) 4.625%, 9/01/32 No Opt. Call 421,590
215 (c) Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.125%, 9/01/39
9/29 at 100.00 195,889
145 (c) Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.125%, 9/01/28
No Opt. Call 145,377
Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows
Public Improvement District, Improvement Area 1 District Series 2023
:
685 (c) 4.500%, 9/01/30 No Opt. Call 678,643
1,630 (c) 5.375%, 9/01/43 9/33 at 100.00 1,644,288
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 1 Project, Series 2021
:
150 (c) 3.250%, 9/01/26 No Opt. Call 143,348
200 (c) 3.750%, 9/01/31 No Opt. Call 181,326
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 2-3 Major Improvement Project, Series
2021
:
225 (c) 4.750%, 9/01/31 No Opt. Call 218,653
50 (c) 5.250%, 9/01/41 9/31 at 100.00 49,723
185 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27
9/26 at 100.00 182,259
205 (c) Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28
No Opt. Call 205,055
375 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Project, Series 2018, 5.000%, 9/01/28
No Opt. Call 377,815
Celina, Texas, Special Assessment Revenue Bonds, Hillside Village Public
Improvement District Project, Series 2022
:
225 (c) 2.750%, 9/01/27 No Opt. Call 204,450
350 (c) 3.125%, 9/01/32 9/31 at 100.00 294,533
875 (c) 3.375%, 9/01/42 9/31 at 100.00 671,057
200 Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement Project,
Series 2015, 5.500%, 9/01/24
7/24 at 102.00 200,090
Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023
:
340 (c) 4.375%, 9/01/30 No Opt. Call 335,486
1,225 (c) 5.125%, 9/01/43 9/33 at 100.00 1,203,320
1,010 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32
9/27 at 100.00 1,031,623

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 395 (c) Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Direct Improvement Project, Series 2022,
4.000%, 9/01/32
9/30 at 100.00 $ 369,572
425 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/32
9/27 at 100.00 433,107
Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
:
450 (c) 5.750%, 9/01/30 No Opt. Call 448,487
1,700 (c) 6.500%, 9/01/43 9/33 at 100.00 1,718,240
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East
Public Improvement District Phase 1 Project, Series 2022
:
250 (c) 3.250%, 9/01/27 No Opt. Call 231,552
350 (c) 3.625%, 9/01/32 9/31 at 100.00 310,078
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022
:
174 (c) 2.875%, 9/01/27 No Opt. Call 160,159
250 (c) 3.250%, 9/01/32 9/31 at 100.00 216,030
1,175 (c) 3.500%, 9/01/42 9/31 at 100.00 930,864
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021
:
250 (c) 3.500%, 9/01/26 No Opt. Call 242,585
500 (c) 4.000%, 9/01/31 No Opt. Call 471,727
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Phase 1 Project, Series 2021
:
200 (c) 2.750%, 9/01/26 No Opt. Call 190,709
400 (c) 3.250%, 9/01/31 No Opt. Call 360,592
Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2016
:
155 (c) 4.375%, 9/01/26 9/24 at 101.00 154,411
100 (c) 5.000%, 9/01/36 9/24 at 101.00 100,412
Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 4 Project, Series
2021
:
120 (c) 2.500%, 9/01/26 No Opt. Call 113,676
175 (c) 3.000%, 9/01/31 No Opt. Call 153,781
500 (c) 3.375%, 9/01/41 9/31 at 100.00 407,140
Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022
:
170 (c) 4.500%, 9/01/27 No Opt. Call 169,656
255 (c) 4.875%, 9/01/32 No Opt. Call 257,684
Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 6-7 Project,
Series 2024
:
170 (c) 4.625%, 9/01/31 No Opt. Call 169,879
475 (c) 5.500%, 9/01/44 9/32 at 100.00 481,573
City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022
:
367 (c) 4.375%, 9/15/27 No Opt. Call 360,269
405 (c) 4.750%, 9/15/32 No Opt. Call 396,659
1,050 (c) 5.250%, 9/15/42 9/32 at 100.00 1,026,268

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022
:
$ 295 (c) 5.125%, 9/15/27 No Opt. Call $ 290,499
310 (c) 5.500%, 9/15/32 No Opt. Call 305,779
750 (c) 6.000%, 9/15/42 9/32 at 100.00 757,340
780 City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018,
5.000%, 9/01/28
No Opt. Call 783,043
3,755 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 3,758,980
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Valor Education Foundation, Series 2023A
:
6,400 (c) 5.750%, 6/15/38 6/31 at 100.00 6,543,147
5,000 (c) 6.000%, 6/15/43 6/31 at 100.00 5,134,011
445 Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%,
9/01/28
9/24 at 102.00 453,712
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 2 Project, Series 2021
:
157 (c) 2.500%, 9/01/26 No Opt. Call 147,743
475 (c) 3.000%, 9/01/31 9/29 at 100.00 415,045
1,050 (c) 3.250%, 9/01/41 9/29 at 100.00 822,947
Comal County Meyer Ranch Municipal Utility District, Texas, General
Obligation Bonds,  Road Series 2021
:
100 2.250%, 8/15/29 8/26 at 100.00 87,791
105 2.250%, 8/15/30 8/26 at 100.00 90,257
105 2.375%, 8/15/31 8/26 at 100.00 89,514
225 2.500%, 8/15/33 8/26 at 100.00 187,469
240 2.500%, 8/15/35 8/26 at 100.00 194,181
255 2.500%, 8/15/37 8/26 at 100.00 199,119
565 2.750%, 8/15/41 8/26 at 100.00 421,206
195 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 4.000%, 9/01/27
No Opt. Call 191,088
Conroe Local Government Corporation, Texas, Hotel Revenue and
Contract Revenue Bonds, Subordinate Third Lien Series 2021C
:
650 4.000%, 10/01/41 10/31 at 100.00 640,542
700 4.000%, 10/01/46 10/31 at 100.00 670,813
550 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call 464,139
Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B
:
2,135 3.500%, 10/01/31 No Opt. Call 1,736,533
6,545 5.000%, 10/01/50 10/31 at 100.00 5,221,399
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Cartwright Ranch Public Improvement District Major Improvement Area
Project, Series 2021
:
200 (c) 4.125%, 9/15/26 No Opt. Call 196,098
260 (c) 4.750%, 9/15/31 No Opt. Call 254,449
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Crandall Carwright Ranch Public Improvement District Improvement Area
1 Project, Series 2021
:
321 (c) 3.375%, 9/15/26 No Opt. Call 309,831
205 (c) 4.000%, 9/15/31 No Opt. Call 195,618

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Improvement Area 1 Project,
Series 2022
:
$ 512 (c) 5.375%, 9/15/27 No Opt. Call $ 515,610
530 (c) 5.500%, 9/15/32 No Opt. Call 548,250
273 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential, Major
Improvement Area Project, Series 2022, 6.125%, 9/15/32
No Opt. Call 277,497
305 (h) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.000%, 9/01/24, (ETM)
No Opt. Call 305,562
East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022
:
215 5.000%, 9/01/24 No Opt. Call 214,951
225 5.000%, 9/01/25 No Opt. Call 225,385
235 5.000%, 9/01/26 No Opt. Call 235,728
245 5.000%, 9/01/27 No Opt. Call 246,027
255 5.000%, 9/01/28 No Opt. Call 256,217
265 5.000%, 9/01/29 9/28 at 100.00 266,229
280 5.000%, 9/01/30 9/28 at 100.00 281,230
290 5.000%, 9/01/31 9/28 at 100.00 291,797
305 5.000%, 9/01/32 9/28 at 100.00 306,981
Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022
:
500 (c) 4.875%, 8/15/27 No Opt. Call 496,257
778 (c) 5.250%, 8/15/32 No Opt. Call 783,820
1,630 (c) 5.875%, 8/15/42 8/32 at 100.00 1,644,911
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Monterra Public Improvement District Improvement Area 2, Series 2024
:
571 (c) 4.500%, 8/15/31 No Opt. Call 557,886
1,000 (c) 5.375%, 8/15/44 8/34 at 100.00 988,912
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2A & 3A2, Series 2022
:
243 (c) 3.750%, 8/15/27 No Opt. Call 235,285
587 (c) 4.000%, 8/15/32 8/30 at 100.00 556,575
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019
:
75 (c) 3.125%, 8/15/24 No Opt. Call 74,799
510 (c) 3.500%, 8/15/29 8/27 at 100.00 476,087
110 (c) 4.000%, 8/15/39 8/27 at 100.00 99,599
Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021
:
500 (c) 2.625%, 9/01/26 No Opt. Call 475,270
1,320 (c) 3.250%, 9/01/31 No Opt. Call 1,200,138
Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas,
Special Assessment Revenue Bonds, Public Improvement District 16,
Walsh Ranch/Quail Valley, Improvement Area 1-3 Project Series 2024
:
690 4.000%, 9/01/36 - BAM Insured, (WI/DD) 9/31 at 100.00 691,357
1,070 4.125%, 9/01/39 - BAM Insured, (WI/DD) 9/31 at 100.00 1,066,299
1,170 4.250%, 9/01/41 - BAM Insured, (WI/DD) 9/31 at 100.00 1,165,864
Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022
:
450 (c) 3.625%, 9/15/27 No Opt. Call 432,187
415 (c) 3.875%, 9/15/32 9/30 at 100.00 384,326
1,250 (c) 4.125%, 9/15/42 9/30 at 100.00 1,116,536

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 21,360 Greater Texas Cultural Educational Facilities Finance Corporation, Texas,
Revenue Bonds, Biomedical Research Institute Series 2024A, 5.250%,
6/01/49, (WI/DD)
6/34 at 100.00 $ 22,486,676
785 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
7/24 at 100.00 785,916
Hackberry, Texas, Combination Special Assessment and Contract Revenue
Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017
:
295 4.000%, 9/01/24 No Opt. Call 294,740
310 4.000%, 9/01/25 No Opt. Call 309,037
335 4.000%, 9/01/27 No Opt. Call 332,985
485 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public
Improvement District 3 Phase 13-16 Project, Refunding & Improvement
Series 2017, 4.500%, 9/01/27
No Opt. Call 484,991
600 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the
Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%,
9/01/27
No Opt. Call 593,444
1,155 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/28
7/24 at 100.00 1,154,544
Harris County Municipal Utility District 213A, Texas, General Obligation
Bonds, Series 2021
:
100 2.000%, 4/01/27 No Opt. Call 90,899
100 2.000%, 4/01/28 No Opt. Call 88,255
100 2.250%, 4/01/29 No Opt. Call 86,958
100 2.250%, 4/01/30 4/29 at 100.00 85,279
100 2.375%, 4/01/31 4/29 at 100.00 84,075
250 2.500%, 4/01/33 4/29 at 100.00 204,320
250 2.500%, 4/01/35 4/29 at 100.00 195,377
300 2.500%, 4/01/37 4/29 at 100.00 223,847
300 2.750%, 4/01/39 4/29 at 100.00 216,328
325 3.000%, 4/01/41 4/29 at 100.00 238,970
Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019
:
100 (c) 3.250%, 9/01/24 No Opt. Call 99,630
435 (c) 3.625%, 9/01/29 No Opt. Call 406,917
150 (c) 4.125%, 9/01/39 9/29 at 100.00 136,966
1,190 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
6.250%, 9/15/27
9/25 at 100.00 1,195,347
3,360 Hemphill County Hospital District, Texas, General Obligation Bonds,
Series 2019, 5.250%, 2/01/32
2/29 at 100.00 3,382,757
Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011
:
1,250 6.500%, 7/15/30, (AMT) 7/24 at 100.00 1,251,738
2,000 6.625%, 7/15/38, (AMT) 7/24 at 100.00 2,002,657
240 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 241,031
3,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 2,887,136
Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Cottonwood Creek Public Improvement Area 1 Project Series 2021
:
196 (c) 2.500%, 9/01/26 No Opt. Call 185,005

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 400 (c) 3.125%, 9/01/31 9/29 at 100.00 $ 360,059
1,100 (c) 3.500%, 9/01/41 9/29 at 100.00 906,290
Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021
:
176 (c) 2.750%, 9/01/26 No Opt. Call 166,939
400 (c) 3.500%, 9/01/31 9/29 at 100.00 362,704
1,165 (c) 3.875%, 9/01/41 9/29 at 100.00 1,005,628
Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 1 Project Series 2021
:
216 (c) 2.625%, 9/01/26 No Opt. Call 204,693
210 (c) 3.250%, 9/01/31 9/29 at 100.00 187,750
550 (c) 3.625%, 9/01/41 9/29 at 100.00 462,930
Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 2 Project Series 2023
:
270 (c) 4.500%, 9/01/30 No Opt. Call 271,361
870 (c) 5.250%, 9/01/43 9/31 at 100.00 883,311
Intercontinental Crossing Municipal Utility District, Harris County, Texas,
General Obligation Bonds, Series 2021
:
100 4.000%, 9/01/24 No Opt. Call 99,832
100 4.000%, 9/01/25 No Opt. Call 99,484
105 4.000%, 9/01/26 No Opt. Call 104,189
110 2.000%, 9/01/27 9/26 at 100.00 99,006
115 2.000%, 9/01/28 9/26 at 100.00 100,575
115 2.250%, 9/01/29 9/26 at 100.00 99,710
120 2.250%, 9/01/30 9/26 at 100.00 102,265
125 2.375%, 9/01/31 9/26 at 100.00 105,100
Joshua Farms Municipal Management District 1, Johnson County, Texas,
Special Assessment Revenue Bonds, Improvement Areas 1-2 Project
Series 2023
:
500 (c) 4.375%, 9/01/30 No Opt. Call 495,741
1,600 (c) 5.250%, 9/01/43 9/31 at 100.00 1,614,884
Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 2 Project,
Series 2018
:
550 (c) 2.500%, 9/01/26 No Opt. Call 526,876
485 (c) 3.000%, 9/01/31 No Opt. Call 436,795
Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 2A-2B Project, Series 2021
:
235 5.125%, 9/15/28 No Opt. Call 235,183
730 5.625%, 9/15/42 9/32 at 100.00 744,267
379 (c) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021, 2.750%,
9/01/26
No Opt. Call 366,438
680 (c) Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public
Improvement District Improvement Area 1 Project, Series 2023, 5.500%,
9/01/43
9/33 at 100.00 684,703
560 (c) Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public
Improvement District Improvement Area 1 Project, Series 2024B, 5.500%,
9/01/44
9/33 at 100.00 562,838
Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North  Public
Improvement District Major Improvement Area 1 Project, Series 2022
:
509 (c) 3.625%, 9/01/27 No Opt. Call 492,431
505 (c) 3.875%, 9/01/32 9/30 at 100.00 471,661
1,250 (c) 4.125%, 9/01/41 9/30 at 100.00 1,131,734
Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North  Public
Improvement District Major Improvement Project, Series 2022
:

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 220 (c) 4.125%, 9/01/27 No Opt. Call $ 214,619
225 (c) 4.375%, 9/01/32 9/30 at 100.00 217,001
2,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023, 5.750%,
9/01/43
9/33 at 100.00 2,009,405
345 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019, 4.250%,
9/01/29
No Opt. Call 339,911
235 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 2 Project, Series 2023, 5.750%,
9/01/30
No Opt. Call 238,810
Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022
:
405 4.375%, 9/01/27 No Opt. Call 403,886
535 4.750%, 9/01/32 No Opt. Call 535,616
16,600 (c) Lakeside Place Public Facility Corporation, Texas, Multifamily Housing
Revenue Bonds, Torrey Chase Apartments, Series 2021, 3.480%, 12/15/39
12/31 at 100.00 13,009,955
Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2022
:
500 (c) 3.500%, 9/15/27 No Opt. Call 479,412
1,000 (c) 3.875%, 9/15/32 No Opt. Call 937,073
3,000 (c) 4.000%, 9/15/42 9/32 at 100.00 2,664,919
Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Area 1 Project, Series 2019
:
110 (c) 3.500%, 9/15/24 No Opt. Call 109,553
365 (c) 3.750%, 9/15/29 No Opt. Call 341,733
Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Areas 2-3 Project, Series 2022
:
200 (c) 5.250%, 9/15/28 No Opt. Call 199,946
1,500 (c) 5.875%, 9/15/42 9/32 at 100.00 1,528,026
255 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
4.375%, 9/15/29
No Opt. Call 249,315
4,000 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A, 5.000%,
8/15/39
8/25 at 100.00 4,048,382
Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017
:
830 (c) 4.125%, 9/01/28 9/26 at 100.00 802,809
50 (c) 4.750%, 9/01/37 9/26 at 100.00 47,600
825 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1, 5.000%,
12/01/41
6/26 at 103.00 760,652
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Improvement Areas 1 &
2 Project, Series 2022
:
555 (c) 2.625%, 9/01/27 No Opt. Call 524,472
750 (c) 3.125%, 9/01/32 No Opt. Call 674,516
2,200 (c) 3.375%, 9/01/42 9/32 at 100.00 1,759,684
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement Area
Project, Series 2022
:
145 (c) 3.500%, 9/01/27 No Opt. Call 137,001
275 (c) 3.875%, 9/01/32 No Opt. Call 248,807
650 (c) 4.125%, 9/01/42 9/32 at 100.00 559,934

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022
:
$ 150 (c) 3.250%, 9/01/27 No Opt. Call $ 141,422
205 (c) 3.500%, 9/01/32 No Opt. Call 180,596
530 (c) 3.750%, 9/01/42 9/32 at 100.00 424,730
Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Improvement Area 3 Project, Series 2021
:
168 (c) 2.375%, 9/01/26 No Opt. Call 156,559
300 (c) 2.875%, 9/01/31 9/29 at 100.00 254,977
725 (c) 3.125%, 9/01/41 9/29 at 100.00 543,799
345 (c) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%,
9/01/27
No Opt. Call 350,646
250 (c) Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27
No Opt. Call 249,787
370 (c) Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.125%, 9/15/30
No Opt. Call 356,628
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Improvement Area 1-2 Project, Series 2021
:
210 (c) 2.500%, 9/15/26 No Opt. Call 196,809
300 (c) 3.125%, 9/15/31 No Opt. Call 260,597
740 (c) 3.500%, 9/15/41 9/31 at 100.00 583,741
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Major Improvement Area Project, Series 2021
:
215 (c) 3.125%, 9/15/26 No Opt. Call 200,308
315 (c) 3.750%, 9/15/31 No Opt. Call 275,649
530 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District, Improvement Area 3, Series 2023, 5.250%, 9/15/43
9/31 at 100.00 527,158
245 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.000%, 9/01/29
No Opt. Call 245,156
250 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Neighborhood Improvement
Area 1 Project, Series 2019, 4.500%, 9/01/29
No Opt. Call 245,775
Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021
:
293 (c) 3.375%, 9/01/26 No Opt. Call 280,037
500 (c) 3.875%, 9/01/31 No Opt. Call 456,383
100 (c) 4.125%, 9/01/41 9/31 at 100.00 89,682
Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021
:
160 (c) 4.125%, 9/01/26 No Opt. Call 154,863
200 (c) 4.625%, 9/01/31 No Opt. Call 185,745
500 (c) 4.875%, 9/01/41 9/31 at 100.00 453,696
2,550 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
7/24 at 100.00 2,550,180
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 2 Project, Series 2019
:
75 (c) 3.500%, 9/15/24 No Opt. Call 74,747
420 (c) 3.750%, 9/15/29 No Opt. Call 398,051

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 3 Project, Series 2021
:
$ 110 (c) 2.625%, 9/15/26 No Opt. Call $ 103,031
240 (c) 3.125%, 9/15/31 No Opt. Call 207,607
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 4 Project, Series 2022
:
425 (c) 5.000%, 9/15/27 No Opt. Call 423,365
500 (c) 5.375%, 9/15/32 No Opt. Call 503,581
46 (f) Mesquite Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%,
2/15/24
No Opt. Call 457
290 (c) Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 1 Project, Series 2018, 4.750%, 9/01/28
No Opt. Call 291,193
215 (c) Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project, Series
2018, 5.125%, 9/01/28
No Opt. Call 217,656
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
170 (c) 5.000%, 9/15/24 No Opt. Call 169,982
600 (c) 5.250%, 9/15/29 No Opt. Call 602,414
Mesquite, Texas, Special Assessment Bonds, Solterra Public Improvement
District Improvement Area C-1 Projects, Series 2023
:
400 (c) 4.625%, 9/01/30 No Opt. Call 397,248
855 (c) 5.375%, 9/01/43 9/33 at 100.00 860,023
Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023
:
1,000 (c) 4.750%, 9/01/30 No Opt. Call 990,784
1,300 (c) 5.500%, 9/01/43 9/33 at 100.00 1,303,399
Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series 2021
:
430 (c) 2.875%, 9/15/26 No Opt. Call 406,879
410 (c) 3.500%, 9/15/31 No Opt. Call 367,602
1,105 (c) 3.875%, 9/15/41 9/31 at 100.00 926,285
235 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Major Improvement Area Project, Series 2021,
4.125%, 9/15/31
No Opt. Call 226,019
Missouri City Management District 1, Fort Bend County, Texas, General
Obligation  Bonds, Road Series 2021
:
105 2.000%, 9/01/24 No Opt. Call 104,504
110 2.000%, 9/01/25 No Opt. Call 106,758
115 2.000%, 9/01/26 No Opt. Call 109,001
120 2.000%, 9/01/27 No Opt. Call 111,190
125 2.000%, 9/01/28 9/27 at 100.00 113,643
130 2.000%, 9/01/29 9/27 at 100.00 115,975
135 2.250%, 9/01/30 9/27 at 100.00 119,938
140 2.250%, 9/01/31 9/27 at 100.00 122,279
295 2.250%, 9/01/33 9/27 at 100.00 249,445
315 2.375%, 9/01/35 9/27 at 100.00 261,352
340 2.500%, 9/01/37 9/27 at 100.00 275,136
365 2.500%, 9/01/39 9/27 at 100.00 279,606
395 2.750%, 9/01/41 9/27 at 100.00 300,646
Mustang Ridge, Travis and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Durango Public Improvement District Improvement Area
1 Series 2023
:
365 (c) 5.250%, 9/01/30 No Opt. Call 366,913
730 (c) 6.125%, 9/01/43 9/31 at 100.00 747,020

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement District
Improvement Area 1 Project, Series 2021
:
$ 225 (c) 3.625%, 9/01/26 No Opt. Call $ 214,900
350 (c) 4.250%, 9/01/31 No Opt. Call 324,630
635 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%, 8/15/29
8/24 at 100.00 635,368
New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A
:
460 (c) 3.375%, 8/15/29 8/24 at 100.00 431,323
80 (c) 5.000%, 8/15/39 8/24 at 100.00 79,999
670 (c) 5.000%, 8/15/49 8/24 at 100.00 646,734
1,575 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series 2020A,
3.000%, 8/15/30
8/25 at 103.00 1,442,603
330 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 254,576
2,135 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 1,767,837
20,535 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 7,792,662
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
10,950 6.500%, 1/01/31 No Opt. Call 9,791,114
7,725 5.000%, 1/01/32 1/28 at 103.00 7,634,768
43,655 5.250%, 1/01/42 1/28 at 103.00 41,683,427
20,500 5.500%, 1/01/57 1/28 at 103.00 19,235,997
355 (h) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A,
5.000%, 4/01/36, (Pre-refunded 4/01/26)
4/26 at 100.00 364,077
2,350 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/29
7/24 at 100.00 2,350,991
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
480 (f) 5.000%, 7/01/24 No Opt. Call 466,800
13,500 (f) 5.000%, 7/01/30 7/25 at 100.00 12,841,875
North Hays County Municipal Utility District 1, Texas, General Obligation
Bonds, Unlimited Tax Series 2021
:
280 2.250%, 8/15/34 - BAM Insured 8/26 at 100.00 225,328
450 2.250%, 8/15/35 - BAM Insured 8/26 at 100.00 356,315
480 2.250%, 8/15/37 - BAM Insured 8/26 at 100.00 365,508
995 2.500%, 8/15/39 - BAM Insured 8/26 at 100.00 739,825
1,040 2.500%, 8/15/41 - BAM Insured 8/26 at 100.00 743,377
1,315 2.500%, 8/15/44 - BAM Insured 8/26 at 100.00 888,482
805 2.625%, 8/15/47 - BAM Insured 8/26 at 100.00 530,745
North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021
:
300 (c) 3.000%, 9/15/26 No Opt. Call 287,913

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 800 (c) 3.625%, 9/15/31 No Opt. Call $ 733,134
650 (c) 4.000%, 9/15/41 9/31 at 100.00 583,801
7,000 (c) North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
4.750%, 9/15/41
9/31 at 100.00 6,813,976
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone A Project, Series 2019
:
120 (c) 4.875%, 9/01/25 No Opt. Call 119,502
265 (c) 5.250%, 9/01/30 No Opt. Call 263,412
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone B Project, Series 2019
:
115 (c) 4.500%, 9/01/25 No Opt. Call 114,490
351 (c) 4.875%, 9/01/30 No Opt. Call 346,042
175 (c) Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 2.500%,
9/01/25
No Opt. Call 169,960
Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Wildridge Public Imporvement District 1 Improvement Area 3 Project,
Series 2019
:
35 (c) 3.125%, 9/01/24 No Opt. Call 34,875
205 (c) 3.500%, 9/01/29 No Opt. Call 191,505
570 (c) 4.000%, 9/01/39 9/29 at 100.00 518,619
410 (c) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022,
4.875%, 9/15/27
No Opt. Call 405,379
370 (c) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022,
4.875%, 9/15/27
No Opt. Call 365,830
Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022
:
558 (c) 4.875%, 9/15/27 No Opt. Call 554,467
912 (c) 5.125%, 9/15/32 9/30 at 100.00 916,561
Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022
:
618 (c) 5.375%, 9/15/27 No Opt. Call 617,874
500 (c) 5.625%, 9/15/32 No Opt. Call 507,818
1,250 (c) Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Haggard Farm Public Improvement District Project, Major
Improvement Area Project Series 2023, 8.250%, 9/15/43
9/33 at 100.00 1,317,746
150 Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement
District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27
No Opt. Call 147,770
13,470 (c) Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28
7/24 at 101.03 11,664,992
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020
:
4,900 (c) 3.625%, 1/01/35, (AMT) 7/24 at 101.00 4,444,581
12,380 (c) 4.000%, 1/01/50, (AMT) 7/24 at 101.00 10,402,439
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A
:
1,075 (c) 2.125%, 1/01/28, (AMT) 7/24 at 102.00 991,198
800 (c) 2.250%, 1/01/29, (AMT) 7/24 at 102.00 724,058
800 (c) 2.625%, 1/01/31, (AMT) 7/24 at 102.00 707,532

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 8,605 (c) 2.750%, 1/01/36, (AMT) 7/24 at 102.00 $ 7,066,588
7,215 (c) 2.875%, 1/01/41, (AMT) 7/24 at 102.00 5,519,758
6,250 (c) 3.000%, 1/01/50, (AMT) 7/24 at 102.00 4,333,612
1,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2024A, 5.000%, 1/01/39, (AMT)
1/32 at 104.00 1,012,830
Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022
:
439 4.250%, 9/01/27 No Opt. Call 433,514
460 4.750%, 9/01/32 9/30 at 100.00 459,116
Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public
Improvement District Phase 2 & 3 Project, Series 2021
:
75 (c) 2.500%, 9/01/26 No Opt. Call 71,226
148 (c) 3.000%, 9/01/31 9/29 at 100.00 132,085
350 (c) 3.375%, 9/01/41 9/29 at 100.00 278,283
Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District 1 Project, Series 2022
:
360 (c) 4.250%, 9/01/27 No Opt. Call 355,605
400 (c) 4.750%, 9/01/32 No Opt. Call 399,232
500 (c) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District Improvement Area 2 Project, Series 2023, 4.500%,
9/01/30
No Opt. Call 496,946
2,500 (c) Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Improvement Area 1 Project, Series 2023, 7.000%,
9/01/43
9/33 at 100.00 2,548,345
Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019
:
160 (c) 3.750%, 9/01/24 No Opt. Call 159,550
540 (c) 4.000%, 9/01/29 No Opt. Call 517,010
465 (c) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.000%, 9/01/29
No Opt. Call 464,914
Princeton, Texas, Special Assessment Revenue Bonds, Winchester Public
Improvement District Phase 3 & 4 Project, Series 2021
:
161 (c) 2.375%, 9/01/26 No Opt. Call 150,309
215 (c) 2.875%, 9/01/31 9/30 at 100.00 185,998
550 (c) 3.250%, 9/01/41 9/30 at 100.00 418,780
1,125 (f) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.293%, 6/15/23
12/22 at 100.00 675,000
35 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 4.900%,
9/15/24
7/24 at 102.00 34,940
Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Parkside Village Public improvement District Project, Series 2019
:
85 (c) 3.250%, 9/15/24 No Opt. Call 84,637
530 (c) 3.625%, 9/15/29 No Opt. Call 497,785
315 (c) Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Phase 1B
Project, Series 2019, 3.875%, 9/15/29
9/27 at 100.00 298,536
370 (c) Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Project,
Series 2017, 4.250%, 9/15/28
9/27 at 100.00 366,261
555 (c) Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.125%, 9/15/29
9/27 at 100.00 539,794

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 3 Project,
Series 2022
:
$ 476 (c) 4.750%, 9/15/27 No Opt. Call $ 468,489
736 (c) 5.125%, 9/15/32 No Opt. Call 735,760
2,216 (c) 5.625%, 9/15/42 9/32 at 100.00 2,202,937
525 (c) Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 4.750%, 9/15/28
9/27 at 100.00 524,469
Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 1 Project, Series 2020
:
50 (c) 3.125%, 9/15/25 No Opt. Call 48,754
225 (c) 3.625%, 9/15/30 No Opt. Call 204,719
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 2 Project, Series 2022
:
240 (c) 4.875%, 9/15/27 No Opt. Call 238,481
300 (c) 5.250%, 9/15/32 No Opt. Call 302,075
450 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 463,108
660 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 5.625%, 9/15/42
9/32 at 100.00 676,868
720 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 6.875%, 9/15/42
9/32 at 100.00 741,637
265 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A, 5.000%,
10/01/31
No Opt. Call 256,068
San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2019
:
220 (c) 4.500%, 9/01/24 No Opt. Call 219,919
1,270 (c) 5.000%, 9/01/29 9/28 at 100.00 1,267,479
380 (c) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2024, 4.875%, 9/01/30
No Opt. Call 375,619
San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement District,
Series 2020
:
300 (c) 3.750%, 9/01/27 No Opt. Call 289,319
500 (c) 4.000%, 9/01/32 No Opt. Call 475,232
Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022
:
240 (c) 4.375%, 9/01/27 No Opt. Call 234,427
295 (c) 4.625%, 9/01/32 No Opt. Call 286,334
650 (c) 4.875%, 9/01/42 9/32 at 100.00 620,612
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A
:
3,270 6.000%, 11/15/27 5/27 at 100.00 3,358,071
3,095 6.750%, 11/15/47 5/27 at 100.00 3,207,865
945 (f) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere
Project, Series 2015A, 5.000%, 11/15/25
No Opt. Call 25,515

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 205 (e) Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Series 2006B, 4.453%, 12/15/26 (TSFR3M*0.67%
reference rate + 0.700% spread)
6/24 at 100.00 $ 205,271
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
1,890 5.375%, 6/30/39, (AMT) 6/28 at 103.00 2,045,488
1,000 5.500%, 6/30/40, (AMT) 6/28 at 103.00 1,084,602
1,500 5.500%, 6/30/41, (AMT) 6/28 at 103.00 1,621,274
1,250 5.500%, 6/30/42, (AMT) 6/28 at 103.00 1,348,634
1,760 5.500%, 6/30/43, (AMT) 6/28 at 103.00 1,894,800
390 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/50, (AMT)
12/25 at 100.00 392,370
5,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 5,106,234
450 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series 2018,
5.125%, 9/01/28
No Opt. Call 453,049
Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022
:
400 (c) 4.375%, 9/15/27 No Opt. Call 391,970
500 (c) 4.750%, 9/15/32 No Opt. Call 489,046
1,000 (c) 5.250%, 9/15/42 9/32 at 100.00 976,270
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Bella Fortuna Public Improvement District, Series 2024
:
655 (c) 4.500%, 9/01/31 No Opt. Call 644,107
845 (c) 5.375%, 9/01/44 9/32 at 100.00 845,876
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Turner's Crossing Public Improvement District Area1
Project, Series 2022
:
300 (c) 4.375%, 9/01/27 No Opt. Call 297,429
300 (c) 4.750%, 9/01/32 No Opt. Call 298,622
945 (c) Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue
Bonds, Watermill Public Improvement District, Series 2022, 5.875%,
9/01/32
No Opt. Call 979,373
Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series
2021
:
425 5.000%, 9/01/31 No Opt. Call 445,501
425 4.000%, 9/01/32 9/31 at 100.00 415,582
755 3.000%, 9/01/34 9/31 at 100.00 658,541
280 4.000%, 9/01/35 9/31 at 100.00 266,088
Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022
:
691 (c) 5.625%, 9/15/28 No Opt. Call 690,167
2,394 (c) 6.250%, 9/15/42 9/32 at 100.00 2,420,255
Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Patriot
Estates Public Improvement District, Series 2021
:
188 (c) 2.625%, 9/15/26 No Opt. Call 176,631
250 (c) 3.125%, 9/15/31 9/29 at 100.00 219,288
440 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #2
Project, Series 2018, 4.500%, 9/01/27
No Opt. Call 440,282

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #3
Project, Series 2024
:
$ 500 (c) 4.750%, 9/01/30 No Opt. Call $ 494,346
1,220 (c) 5.625%, 9/01/43 9/34 at 100.00 1,222,028
Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015
:
900 5.500%, 9/01/25 No Opt. Call 895,116
1,840 6.125%, 9/01/35 9/25 at 100.00 1,842,282
2,025 6.250%, 9/01/40 9/25 at 100.00 2,026,521
TOTAL TEXAS 453,791,898
UTAH - 0.9%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
560 (c) 3.250%, 3/01/31 9/26 at 103.00 521,000
1,835 (c) 3.500%, 3/01/36 9/26 at 103.00 1,655,686
2,015 (c),(f) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT)
12/27 at 100.00 1,998,344
3,935 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 3,842,915
2,432 (c) Coral Junction Public Infrastructure District 1, Utah, Special Assessment
Bonds, Coral Junction Assessment Area, Series 2022A-2, 5.500%, 6/01/41
6/27 at 103.00 2,360,430
1,345 (c) Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42
9/27 at 103.00 1,332,359
1,000 (c) Firefly Public Infrastructure District 1, Utah, Limited Tax General Obligation
Bonds, Series 2024A-1, 5.625%, 12/01/43
6/29 at 103.00 1,028,313
Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2
:
4,730 4.000%, 6/01/36 9/26 at 103.00 4,256,165
8,580 4.000%, 6/01/41 9/26 at 103.00 7,505,840
4,755 4.000%, 6/01/52 9/26 at 103.00 3,859,869
3,670 (c) Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax General
Obligation and Sales Tax Revenue Bonds, Series 2023A, 6.750%, 7/01/35
7/28 at 103.00 3,719,206
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A
:
1,660 (c) 5.000%, 6/15/29 6/27 at 102.00 1,690,561
2,115 (c) 5.000%, 6/15/34 6/27 at 102.00 2,141,779
475 (c) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/39
12/29 at 100.00 459,445
1,245 (c) Utah Charter School Finance Authority, Revenue Bonds, Beehive Science
& Technology Academy, Series 2021A, 4.000%, 10/15/31
10/28 at 100.00 1,163,863
1,040 (c) Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 4.500%, 7/15/27
No Opt. Call 1,044,560
1,130 (c) Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36
2/26 at 100.00 1,130,284
1,350 (c) Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner
Academy Project, Series 2019A, 5.000%, 6/15/39
6/27 at 100.00 1,335,959
TOTAL UTAH 41,046,578

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VIRGIN ISLANDS - 0.8%
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A
:
$ 1,755 5.000%, 10/01/26 No Opt. Call $ 1,794,572
11,850 5.000%, 10/01/39 10/32 at 100.00 12,262,027
445 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
7/24 at 100.00 428,599
225 (c) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/24
No Opt. Call 224,853
470 (c) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24
No Opt. Call 469,446
5,200 (c) Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26
No Opt. Call 5,013,872
6,080 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 6,080,000
420 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 420,000
4,810 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
7/24 at 100.00 4,462,470
4,545 (c) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022, 5.875%, 10/01/32, (AMT)
10/29 at 104.00 4,251,199
1,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT)
10/29 at 104.00 982,699
TOTAL VIRGIN ISLANDS 36,389,737
VIRGINIA - 0.7%
Ballston Quarter Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2016A
:
505 5.000%, 3/01/26 No Opt. Call 493,945
1,920 5.125%, 3/01/31 3/27 at 100.00 1,773,928
2,730 (c),(f) Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 2.750%, 11/01/29
11/24 at 100.00 2,001,967
Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
:
180 (c) 4.500%, 3/01/25 No Opt. Call 180,158
1,000 (c) 5.150%, 3/01/35 3/25 at 100.00 1,005,500
Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022
:
815 (c) 4.000%, 3/01/32 3/27 at 103.00 743,908
3,332 (c) 4.250%, 3/01/42 3/27 at 103.00 2,849,298
25 (c) Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36
3/31 at 100.00 23,636
1,270 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024C-2,
5.500%, 12/01/28
12/24 at 100.00 1,277,239
1,900 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024C-3,
5.250%, 12/01/27
12/24 at 100.00 1,910,148
4,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023B-1, 6.250%, 9/01/30
9/26 at 100.00 4,158,598
7,500 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023B-2, 5.750%, 9/01/30
9/26 at 100.00 7,799,405

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VIRGINIA (continued)
$ 4,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023B-3, 5.375%, 9/01/29
9/26 at 100.00 $ 4,160,925
105 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Regent University Project, Series 2021, 4.000%, 6/01/46
6/31 at 100.00 91,165
1,195 (c) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28
No Opt. Call 1,215,205
100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 101,583
345 (c) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38)
7/24 at 100.00 344,988
TOTAL VIRGINIA 30,131,596
WASHINGTON - 0.3%
960 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A,
4.250%, 12/01/25
No Opt. Call 948,909
Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007
:
835 5.500%, 6/01/27, (AMT) 7/24 at 100.00 835,121
1,500 5.600%, 6/01/37, (AMT) 7/24 at 100.00 1,454,521
805 Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase I
Project, Series 2016A, 3.550%, 10/01/46
10/26 at 100.00 737,705
190 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
7/24 at 100.00 186,143
5,000 (c),(d) Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Tender Option Bonds Trust 2015-XF1017, 7.371%,
1/01/35, (IF)
7/24 at 100.00 5,008,340
245 (c) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A,
4.000%, 7/01/26
7/24 at 102.00 237,635
305 (c),(h) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25,
(ETM)
No Opt. Call 307,539
1,000 (c) Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A, 5.000%, 1/01/31
1/25 at 102.00 981,533
Washington State Housing Finance Commission, Nonprofit Refunding
Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016
:
2,910 (c) 5.000%, 7/01/31 7/26 at 100.00 2,828,047
2,000 (c) 5.000%, 7/01/36 7/26 at 100.00 1,846,756
TOTAL WASHINGTON 15,372,249
WEST VIRGINIA - 0.3%
1,500 Glenville State College, West Virginia, Revenue Bonds, Refunding &
Improvement Series 2017, 4.500%, 6/01/32
6/27 at 100.00 1,451,403
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A
:
660 (c) 4.500%, 6/01/27 No Opt. Call 661,476
4,745 (c) 5.750%, 6/01/43 6/27 at 100.00 4,858,382

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WEST VIRGINIA (continued)
$ 205 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43
6/31 at 100.00 $ 181,840
12,230 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement and Refunding Series
2023B, 8.000%, 6/01/53
6/28 at 29.69 2,741,356
500 (c) South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.250%, 6/01/42
6/31 at 100.00 405,693
1,530 (c) West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40
12/27 at 103.00 1,289,196
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/36
1/29 at 100.00 1,000,526
TOTAL WEST VIRGINIA 12,589,872
WISCONSIN - 5.8%
2,970 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 2,973,974
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
Public Schools, Series 2017
:
300 5.000%, 11/15/31 11/26 at 100.00 310,508
190 5.000%, 11/15/33 11/26 at 100.00 196,480
170 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 4.250%, 6/15/31
6/29 at 100.00 162,006
3,360 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas 2 Project, Series 2019A,
5.000%, 7/15/49
7/27 at 100.00 3,331,484
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A
:
275 (c) 4.250%, 6/15/31 6/29 at 100.00 250,584
895 (c) 5.000%, 6/15/41 6/29 at 100.00 797,927
400 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/36
6/27 at 100.00 367,441
335 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A, 5.375%, 6/01/37
6/30 at 100.00 342,038
75 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%,
2/01/26
No Opt. Call 74,632
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A
:
745 (c) 4.000%, 6/15/29 6/26 at 100.00 719,294
390 (c) 5.000%, 6/15/39 6/26 at 100.00 370,666
605 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29
8/24 at 100.00 590,727
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Discovery Charter School Project, Series 2022A
:
2,225 (c) 6.500%, 6/01/42 6/30 at 100.00 2,255,296
1,365 (c) 6.500%, 6/01/47 6/30 at 100.00 1,372,872
995 (c) 6.625%, 6/01/52 6/30 at 100.00 1,002,895
525 (c) 6.750%, 6/01/62 6/30 at 100.00 530,043

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 280 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26
No Opt. Call $ 276,031
1,075 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%,
7/15/32
7/24 at 100.00 1,075,870
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2023A
:
250 (c) 5.750%, 7/01/33 7/28 at 103.00 262,918
325 (c) 6.375%, 7/01/43 7/28 at 103.00 339,804
650 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/31
1/28 at 100.00 656,853
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A
:
750 (c) 4.375%, 4/01/32 4/31 at 100.00 710,432
2,000 (c) 5.000%, 4/01/47 4/31 at 100.00 1,744,383
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
3,375 (c) 4.100%, 6/15/26 No Opt. Call 3,322,082
5,010 (c) 5.000%, 6/15/36 6/26 at 100.00 4,534,608
1,805 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%,
6/15/27
7/24 at 100.00 1,766,239
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Quality Education Academy Project, Series 2023A
:
230 (c) 5.250%, 7/15/33 No Opt. Call 246,395
460 (c) 6.000%, 7/15/43 7/33 at 100.00 494,152
85 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
4.375%, 7/01/25
No Opt. Call 84,979
1,145 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%,
6/15/29
6/27 at 100.00 1,147,804
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A
:
510 (c) 4.500%, 6/15/32 No Opt. Call 518,866
1,310 (c) 5.000%, 6/15/42 6/32 at 100.00 1,328,856
3,920 Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, The Foundation of the University of North Carolina at
Charlotte Inc., Series 2021A, 4.000%, 9/01/36
9/31 at 100.00 3,537,168
Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017
:
2,100 (c) 6.750%, 3/01/27 No Opt. Call 2,188,191
2,500 (c) 7.000%, 3/01/47 3/27 at 100.00 2,583,659
1,725 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 5.875%, 6/15/38
6/33 at 100.00 1,780,054
Public Finance Authority of Wisconsin, Education Revenue Bonds, North
Carolina Leadership Academy, Series 2019A
:
215 (c) 4.000%, 6/15/29 6/26 at 100.00 210,830
440 (c) 5.000%, 6/15/39 6/26 at 100.00 440,232
Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A
:
500 5.625%, 6/15/37 6/29 at 101.00 494,779
750 5.875%, 6/15/42 6/29 at 101.00 746,273

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 225 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29
6/27 at 102.00 $ 220,838
1,000 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Franklin School of Innovation, Series 2022A, 5.000%, 1/01/42
1/29 at 103.00 917,932
5,000 (c) Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Dreamhouse EWA Beach, New Mexico, Series 2022A, 5.750%,
6/01/25
7/24 at 100.00 5,001,419
260 (c) Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26
No Opt. Call 257,086
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A
:
135 5.250%, 2/01/25 No Opt. Call 135,101
1,380 5.750%, 2/01/35 2/25 at 100.00 1,384,078
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
31,975 (c),(f) 6.250%, 8/01/27 No Opt. Call 24,940,500
7,270 (c),(f) 6.750%, 8/01/31 No Opt. Call 5,307,100
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
22,365 (c) 5.000%, 12/01/27 No Opt. Call 21,330,838
500 (c) 6.500%, 12/01/37 12/27 at 100.00 487,755
12,915 (c) 6.750%, 12/01/42 12/27 at 100.00 12,697,877
12,000 (c) 7.000%, 12/01/50 12/27 at 100.00 11,999,000
6,965 (c) Public Finance Authority of Wisconsin, Multifamily Housing Revenue
Bonds, Promenade Apartments Project, Series 2024, 6.250%, 2/01/39
2/29 at 103.00 7,210,655
1,790 (c) Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50
1/32 at 100.00 1,915,085
1,700 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 6.250%, 10/01/31
10/27 at 100.00 170,000
1,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47
10/27 at 100.00 10
11,630 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.625%, 7/01/28
No Opt. Call 8,141,000
Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A
:
2,155 (c) 5.000%, 10/01/33 10/31 at 100.00 2,257,540
1,820 (c) 5.750%, 10/01/43 10/31 at 100.00 1,895,263
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
570 (c) 5.000%, 4/01/30 No Opt. Call 591,964
30 (c),(h) 5.000%, 4/01/30, (ETM) No Opt. Call 31,800
10,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, SearStone CCRC
Project, Series 2021A, 4.000%, 6/01/56
6/27 at 103.00 7,644,777
3,490 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call 3,419,072
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
7,130 4.000%, 6/01/36 6/27 at 103.00 6,616,669
2,500 5.000%, 6/01/37 6/28 at 103.00 2,510,047
1,130 4.000%, 6/01/41 6/27 at 103.00 982,072
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 1,930 4.000%, 7/01/36, (AMT) 7/28 at 100.00 $ 1,681,489
3,985 4.000%, 7/01/41, (AMT) 7/31 at 100.00 3,307,230
8,970 4.250%, 7/01/54, (AMT) 7/31 at 100.00 7,093,387
Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A
:
1,385 (c) 4.000%, 12/01/31 No Opt. Call 1,295,099
2,255 (c) 4.000%, 12/01/41 12/31 at 100.00 1,917,333
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
25,435 (c) 6.125%, 1/01/33 1/28 at 100.00 11,445,750
8,455 (c) 6.250%, 1/01/38 1/28 at 100.00 3,804,750
2,795 (c) 6.375%, 1/01/48 1/28 at 100.00 1,257,750
735 (f),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 73
8,395 (c) Public Finance Authority, Winconsin, Tax Increment, Revenue Senior
Bonds, Miami World Center Project, Series 2024A, 5.000%, 6/01/41
6/29 at 103.00 8,502,712
Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021
:
285 (c) 4.000%, 10/15/31 No Opt. Call 265,437
570 (c) 5.000%, 10/15/41 10/31 at 100.00 535,993
1,000 Public Finance Authority, Wisconsin, Revenue Bonds, Texas Biomedical
Research Institute Project, Series 2021A, 3.000%, 6/01/48
6/31 at 100.00 674,807
17,930 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29
7/24 at 103.00 17,569,727
3,750 Public Finance Authority, Wisconsin, Tax-Exempt Pooled Securities (TEPS),
Class A Certificates, Series 2024-1, 4.000%, 8/01/59, (Mandatory Put
2/01/27)
No Opt. Call 3,713,974
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017
:
235 4.375%, 8/01/27 8/24 at 103.00 215,282
4,425 5.000%, 8/01/27 8/24 at 103.00 4,128,598
4,015 5.000%, 8/01/32 8/24 at 103.00 3,366,995
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019
:
1,000 4.250%, 8/01/34 8/26 at 103.00 954,095
2,300 4.500%, 8/01/39 8/26 at 103.00 2,130,760
160 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24
7/24 at 101.00 159,691
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Hope Christian Schools Obligated Group, Series 2021
:
1,015 3.000%, 12/01/31 12/26 at 100.00 876,160
2,550 4.000%, 12/01/41 12/26 at 100.00 2,046,072
3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 3,050,039
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Mile Bluff Medical Center, Inc., Series 2014
:
950 5.000%, 5/01/26 7/24 at 100.00 931,699
1,000 5.125%, 5/01/29 7/24 at 100.00 966,173
1,600 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Series 2024B-1, 4.400%,
8/15/29
8/24 at 100.00 1,600,016

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 2,500 (c) Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37
7/28 at 102.00 $ 2,323,473
TOTAL WISCONSIN 260,020,367
TOTAL MUNICIPAL BONDS
(cost $4,479,145,494) 4,228,851,675
Shares Description (a) Value
X –
COMMON STOCKS - 8 .0 % X 360,196,100
MATERIALS - 0.0%
153 (g),(j) PALOUSE FIBER HOLDINGS $ 2
TOTAL MATERIALS 2
UTILITIES - 8.0%
19,318 (j),(k) Talen Energy Corp 2,144,684
141,411 (g),(j),(l) Vistra Vision Corporation Private Equity 358,051,414
TOTAL UTILITIES 360,196,098
TOTAL COMMON STOCKS
(cost $108,210,159) 360,196,100
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0 .2 % X 5,985,000
CONSUMER SERVICES - 0.2%
$ 10,500 (g) Wild Rivers Water Park 8.500% 11/01/51 $ 5,985,000
TOTAL CONSUMER SERVICES 5,985,000
TOTAL CORPORATE BONDS
(cost $9,657,066) 5,985,000
Principal
Amount (000) Description (a)
Coupon
(m)
Reference
Rate (m) Spread (m) Maturity (n) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (m) X 131,970
CAPITAL GOODS - 0.0%
$ 1,029 (f),(g) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 131,970
TOTAL CAPITAL GOODS 131,970
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $1,029,408) 131,970
TOTAL LONG-TERM INVESTMENTS
(cost $4,598,042,127) 4,595,164,745
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.9%
X –
REPURCHASE AGREEMENTS - 1 .9 % X 87,300,000
$ 87,300 (o) Fixed Income Clearing Corporation 5.270% 7/01/24 $ 87,300,000
TOTAL REPURCHASE AGREEMENTS
(cost $87,300,000) 87,300,000
TOTAL SHORT-TERM INVESTMENTS
(cost $87,300,000) 87,300,000
TOTAL INVESTMENTS (cost $ 4,685,342,127 ) - 103 .9% 4,682,464,745
FLOATING RATE OBLIGATIONS - (4.5)% (201,700,000)
OTHER ASSETS & LIABILITIES, NET -  0.6% 26,324,033
NET ASSETS - 100% $ 4,507,088,778

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (1,449) 9/24 $ (157,352,145) $ (159,367,359) $ (2,015,214)
U.S. Treasury 5-Year Note (1,686) 9/24 (178,610,951) (179,690,719) (1,079,768)
Total $(335,963,096) $(339,058,078) $(3,094,982)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,227,122,934 $ 1,728,741 $ 4,228,851,675
Common Stocks 2,144,684 – 358,051,416 360,196,100
Corporate Bonds – – 5,985,000 5,985,000
Variable Rate Senior Loan Interests – – 131,970 131,970
Short-Term Investments:
Repurchase Agreements – 87,300,000 – 87,300,000
Investments in Derivatives:
Futures Contracts* (3,094,982) – – (3,094,982)
Total
$ (950,298) $ 4,314,422,934 $ 365,897,127 $ 4,679,369,763
* Represents net unrealized appreciation (depreciation).

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Short Duration High Yield
Level 3
Municipal
Bonds
Variable Rate
Senior Loan
Interests Common Stocks Corporate Bonds Other Security
Balance at the beginning of period $2,194,882 $131,970 $313,954,284 $- $14,971,682
Gains (losses):
Net realized gains (losses) 11 - - - -
Change in net unrealized
appreciation (depreciation) (446,189) - 44,097,132 - (14,971,682)
Purchases at cost - - - - -
Sales at proceeds (297) - - - -
Net discounts (premiums) 19,666 - - - -
Transfers into - - - 5,985,000 -
Transfers (out of) - - - - -
Balance at the end of period $1,728,741 $131,970 $358,051,416 $5,985,000 $-
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $(446,189) $- $44,097,132 $(1,232,723) $-
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Short Duration
High Yield
Municipal Bonds $1,728,741 Expected Recovery Recovery Proceeds 100.00% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 11.66% N/A
Variable Rate
Senior Loan
Interests
131,970 Probability Weighted Expected
Recovery
Recovery Proceeds 12.82% N/A
Common Stocks 358,051,416 Enterprise Value EBITDA Multiples $10.50-$12.50 N/A
Corporate Bonds     5,985,000 Indicative Trade Broker Quote 90.798% N/A
Total $365,897,127
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Short Duration High Yield
Municipal Bonds $- $- $- $(5,985,000) $5,985,000 $-
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,660,878,163 or 35.5% of Total Investments.

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holdings: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38; Talen Energy Supply LLC, 6.000%, 12/15/36; and Talen Energy Supply
LLC, 6.500%, 6/01/25, Senior Notes.
(l) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(m) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(n) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(o) Agreement with Fixed Income Clearing Corporation, 5.270% dated 6/28/24 to be repurchased at $87,338,339 on 7/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/31, valued at $89,046,066.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments June 30, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.0%
X –
MUNICIPAL BONDS - 94.4% X 993,407,212
ALABAMA - 3.0%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A
:
$ 1,500 4.000%, 7/01/38 7/28 at 100.00 $ 1,502,983
1,500 4.000%, 7/01/43 7/28 at 100.00 1,467,883
5,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 5,357,879
4,280 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 4,777,555
1,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 1,041,660
Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024
:
525 5.250%, 10/01/40 10/33 at 100.00 583,409
650 5.250%, 10/01/41 10/33 at 100.00 720,242
785 5.250%, 10/01/42 10/33 at 100.00 867,655
785 5.250%, 10/01/43 10/33 at 100.00 863,753
785 5.250%, 10/01/44 10/33 at 100.00 860,836
630 5.250%, 10/01/45 10/33 at 100.00 687,515
935 5.250%, 10/01/49 10/33 at 100.00 1,002,269
1,100 Mobile County Industrial Development Authority, Alabama, Solid Waste
Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A,
5.000%, 6/01/54, (AMT)
6/34 at 100.00 1,118,996
250 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 188,201
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 10,393,130
500 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2017B-
2, 5.000%, 9/01/41
3/27 at 100.00 509,449
TOTAL ALABAMA 31,943,415
ARIZONA - 2.0%
885 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31
No Opt. Call 884,898
210 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54
7/29 at 100.00 205,528
8,000 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51
7/28 at 103.00 7,232,962
5,500 (c) Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51
12/31 at 100.00 4,146,869
Arizona Industrial Development Authority, Senior National Charter School
Revolving Loan Fund Revenue Bonds, Social Series 2023A
:
845 5.250%, 11/01/48 11/32 at 100.00 901,975
845 5.250%, 11/01/53 11/32 at 100.00 895,983

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 1,465 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 $ 1,474,053
3,120 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
4.000%, 6/01/49, (AMT), (Mandatory Put 6/01/29)
2/29 at 100.00 3,141,138
400 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39
7/29 at 100.00 407,790
1,000 (c) Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%,
10/01/40
10/27 at 103.00 959,794
725 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 761,171
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 100,933
25 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 24,500
TOTAL ARIZONA 21,137,594
ARKANSAS - 0.9%
7,000 (c) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 7,209,739
1,430 (c) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 1,412,932
1,000 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/37
9/30 at 100.00 1,022,427
TOTAL ARKANSAS 9,645,098
CALIFORNIA - 5.8%
1,000 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.250%, 3/01/36
3/26 at 100.00 1,002,866
1,965 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 2,071,957
7,445 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30)
1/30 at 100.19 7,958,470
3,815 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 2,626,254
100 (c) California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project?Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/36
11/26 at 100.00 91,303
5,290 California Municipal Finance Authority, Federal Lease Revenue Bonds,
VA Oceanside Health Care Center Project, Taxable Series 2021, 3.637%,
7/01/30
4/30 at 100.00 4,722,262
6,785 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 7/01/30, (AMT)
1/25 at 100.00 6,842,073
1,000 (c) California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55
7/28 at 100.00 872,457

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 400 (c) California Public Finance Authority, Charter School Lease Revenue Bonds,
Laverne Elementary Preparatory Academy Project, Series 2019A, 5.000%,
6/15/49
7/24 at 100.00 $ 377,675
470 (c) California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/46
11/29 at 102.00 440,509
300 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/31
6/25 at 100.00 302,583
745 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60
6/28 at 100.00 672,947
10,275 California State, General Obligation Bonds, Taxable Various Purpose
Series 2018, 4.600%, 4/01/38
4/28 at 100.00 9,697,019
1,225 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/41
6/26 at 100.00 1,237,885
5 (d),(e) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 5,309
5,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 3,993,728
6,180 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 5,120,776
1,265 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 1,373,301
1,265 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2, 5.000%, 9/01/42
9/29 at 103.00 1,318,876
1,040 Sacramento County, California, Airport System Revenue Bonds, Refunding
Senior Series 2018C, 5.000%, 7/01/38, (AMT)
7/28 at 100.00 1,073,599
San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2024A
:
2,035 5.000%, 5/01/37, (AMT) 5/34 at 100.00 2,257,382
2,490 5.000%, 5/01/38, (AMT) 5/34 at 100.00 2,745,565
2,130 5.000%, 5/01/39, (AMT) 5/34 at 100.00 2,334,380
3,770 (c) San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43
7/24 at 39.12 1,470,093
750 San Francisco Community College District, California, General Obligation
Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41
6/30 at 100.00 575,955
TOTAL CALIFORNIA 61,185,224
COLORADO - 11.8%
2,630 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 2,616,263
6,250 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 5,795,891
1,000 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/48
9/24 at 103.00 917,984
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 1,383,747

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 $ 890,723
1,000 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
7/24 at 103.00 820,026
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
7/24 at 100.00 1,062,192
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
1,500 (c) 5.000%, 12/01/37 7/24 at 102.00 1,469,496
5,000 (c) 5.000%, 12/01/47 7/24 at 102.00 4,637,256
Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure
Revenue Bonds, Series 2024A
:
585 5.250%, 12/01/49 - AGM Insured 12/34 at 100.00 647,396
720 5.500%, 12/01/54 - AGM Insured 12/34 at 100.00 813,459
400 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 5.375%,
10/01/37
10/27 at 100.00 368,735
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
100 (c) 4.000%, 7/01/41 7/31 at 100.00 87,077
100 (c) 4.000%, 7/01/51 7/31 at 100.00 79,386
500 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella
of Grand Junction Project, Series 2019, 5.000%, 12/01/54
12/26 at 103.00 305,332
500 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
5.750%, 12/01/35
12/25 at 100.00 376,164
250 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
7/24 at 103.00 250,597
500 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
12/24 at 103.00 478,302
1,500 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%,
12/01/48
7/24 at 103.00 1,491,885
2,635 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 1,438,367
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
3,895 5.000%, 11/15/31, (AMT) No Opt. Call 4,210,422
1,545 5.500%, 11/15/38, (AMT) 11/32 at 100.00 1,743,593
3,250 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/29
12/26 at 100.00 3,321,999
1,000 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
7/24 at 103.00 1,025,844
4,900 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 4,817,621

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 970 (c) Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49
9/24 at 103.00 $ 951,611
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 5.750%, 12/01/30
12/24 at 100.00 987,501
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
1,665 5.250%, 12/01/32 12/30 at 102.00 1,669,468
4,445 5.750%, 12/01/52 12/30 at 102.00 4,463,137
2,000 (c) Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50
6/25 at 103.00 1,758,772
1,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 914,600
1,365 (c) Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
12/26 at 103.00 1,200,588
1,050 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
7/24 at 103.00 1,004,204
500 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
7/24 at 103.00 505,425
615 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 566,716
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 4.625%, 12/01/35
12/25 at 103.00 978,057
Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
:
1,615 (c) 6.125%, 12/01/44 12/31 at 103.00 1,554,020
1,350 (c) 6.625%, 12/01/56 12/31 at 103.00 1,299,324
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 496,351
1,220 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
2023A-2, 8.000%, 12/01/53
12/28 at 103.00 922,037
660 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Series 2023A-1, 7.250%, 12/01/53
12/28 at 103.00 697,636
3,000 (c) Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52
11/29 at 103.00 3,042,141
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
500 5.000%, 12/01/41 6/26 at 103.00 469,929
500 5.000%, 4/15/51 6/26 at 103.00 444,050
Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A
:
1,200 5.000%, 12/01/39 3/25 at 103.00 1,196,326
1,750 5.000%, 12/01/49 3/25 at 103.00 1,743,469
500 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 466,236
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 2,005,415

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 $ 902,017
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
500 4.000%, 12/01/29 12/24 at 103.00 467,963
10,025 5.000%, 12/01/39 12/24 at 103.00 9,610,174
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
7/24 at 103.00 478,035
290 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 248,769
1,550 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,569,661
7,973 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 7,659,874
Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A
:
1,410 (c) 4.125%, 12/15/27 12/26 at 100.00 1,402,162
2,000 (c) 5.000%, 12/15/41 12/26 at 100.00 2,008,446
565 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%,
12/15/42
7/24 at 103.00 556,593
500 (c) Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51
12/26 at 103.00 405,833
1,497 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
7/24 at 102.00 1,506,439
1,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 1,022,422
2,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 1,708,170
1,016 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 896,051
2,725 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 2,785,792
1,220 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/30
7/24 at 101.00 1,203,750
1,650 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 1,590,850
496 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47
5/24 at 102.00 503,288
Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A
:
1,500 5.000%, 12/01/39 9/24 at 103.00 1,501,272
1,000 5.000%, 12/01/49 9/24 at 103.00 964,296
1,580 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 1,318,651

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
$ 500 5.125%, 12/01/34 7/24 at 103.00 $ 497,102
3,820 5.375%, 12/01/39 7/24 at 103.00 3,798,698
1,600 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
7/24 at 84.41 1,160,332
2,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
7/24 at 103.00 1,902,943
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 1,163,203
1,000 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 937,670
2,000 (c) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51
9/26 at 103.00 1,504,917
500 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 486,961
1,856 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 1,751,719
TOTAL COLORADO 123,900,823
CONNECTICUT - 0.4%
200 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
7/24 at 100.00 200,067
100 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A, 5.000%, 9/01/46
9/26 at 100.00 91,597
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
1,330 4.000%, 7/01/34 7/29 at 100.00 1,312,299
1,250 4.000%, 7/01/36 7/29 at 100.00 1,224,522
1,255 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016B-1, 2.950%, 11/15/31
11/25 at 100.00 1,133,789
TOTAL CONNECTICUT 3,962,274
DELAWARE - 0.2%
335 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores Special
Development District, Series 2024, 5.625%, 7/01/53
7/33 at 100.00 351,829
1,500 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/43
12/28 at 100.00 1,490,106
520 (f) Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024B, 4.750%, 7/01/54, (UB)
7/33 at 100.00 523,933
35 Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 35,268
TOTAL DELAWARE 2,401,136

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
DISTRICT OF COLUMBIA - 2.1%
$ 375 District of Columbia Revenue Bonds, Rocketship Education DC Public
Charter School Inc., Obligated Group -Issue 3, Series 2024A, 5.750%,
6/01/54
6/31 at 100.00 $ 385,739
District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Subordinate Lien Series 2015B
:
12,015 5.250%, 10/01/40 10/25 at 100.00 12,219,734
9,515 5.250%, 10/01/44 10/25 at 100.00 9,650,369
TOTAL DISTRICT OF COLUMBIA 22,255,842
FLORIDA - 8.8%
3,105 (g) Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 4.627%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread)
7/24 at 100.00 2,961,805
1,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%, 5/01/41
5/31 at 100.00 876,301
240 (c) Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30
7/25 at 100.00 178,967
3,225 (c) Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/40
7/26 at 100.00 3,071,913
255 (c) Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55
6/27 at 100.00 234,716
900 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56
6/31 at 100.00 818,834
1,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49
1/29 at 100.00 957,097
100 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A,
5.375%, 6/15/48
6/28 at 100.00 97,178
50 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018, 6.100%, 8/15/38
8/28 at 100.00 52,919
1,892 (c),(d) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48
6/28 at 100.00 164,622
90 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 4.375%, 6/15/27
No Opt. Call 89,469
500 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39
6/26 at 100.00 495,315
100 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/47
10/27 at 100.00 99,448
100 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/39
10/27 at 100.00 100,655
500 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%, 5/01/51
5/30 at 100.00 433,613
100 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%,
7/15/36
7/26 at 100.00 99,545
1,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35
6/27 at 100.00 1,027,742
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2023A
:
990 (c) 6.000%, 6/15/33 No Opt. Call 1,103,076
1,000 (c) 6.500%, 6/15/38 6/30 at 103.00 1,109,745
1,000 (c) 6.625%, 6/15/43 6/30 at 103.00 1,105,684

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 100 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40
9/27 at 100.00 $ 96,125
1,510 (c) Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, 5.000%,
5/01/29, (AMT)
7/24 at 103.00 1,532,993
3,000 (c) Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26)
4/26 at 100.00 3,080,524
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
4,975 (c) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 7/24 at 100.00 5,297,853
2,100 5.000%, 7/01/41, (AMT) 7/32 at 100.00 2,177,102
1,700 (f) 5.000%, 7/01/44 - AGM Insured, (AMT), (UB) 7/32 at 100.00 1,791,608
2,235 (f) 5.250%, 7/01/53 - AGM Insured, (AMT), (UB) 7/32 at 100.00 2,340,887
1,600 5.500%, 7/01/53, (AMT) 7/32 at 100.00 1,668,585
2,750 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 2,799,053
31,315 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 32,471,507
450 (c) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1, 5.250%,
6/01/54
6/34 at 100.00 460,105
3,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
7/24 at 100.00 3,501,483
495 (c) Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39
11/29 at 100.00 508,423
470 Hobe-Saint Lucie Conservancy District, Florida, Special Assessment
Revenue Bonds, Improvement Unit 1A, Series 2024, 4.750%, 5/01/31
No Opt. Call 481,180
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 2,088,900
995 Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51
5/30 at 100.00 900,027
100 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.875%, 7/01/37
7/27 at 100.00 101,686
4,135 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever Infrastructure
Programs Series 2024A, 5.500%, 1/01/49
1/34 at 100.00 4,688,272
1,070 (f) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 1,131,364
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
1,355 0.000%, 10/01/37 - BAM Insured No Opt. Call 794,059
1,490 0.000%, 10/01/42 - BAM Insured No Opt. Call 666,950
3,340 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2024A, 5.250%, 10/01/54
4/34 at 100.00 3,689,406
Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 3 Series 2024
:
115 (c) 4.750%, 5/01/31 No Opt. Call 115,320

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 285 (c) 5.625%, 5/01/44 5/34 at 100.00 $ 286,580
380 (c) North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 5, Series 2024, 5.750%,
5/01/44
5/34 at 100.00 385,693
1,560 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.500%, 11/15/49
11/26 at 103.00 1,468,551
1,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 1,098,551
615 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36
7/24 at 100.00 600,990
1,420 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 3.000%, 5/01/41
5/31 at 100.00 1,100,661
550 (c) Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 4.250%, 5/01/28
No Opt. Call 553,269
TOTAL FLORIDA 92,956,351
GEORGIA - 0.9%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
1,500 (d) 6.750%, 1/01/35 1/28 at 100.00 675,000
500 (d) 7.000%, 1/01/40 1/28 at 100.00 225,000
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
1,380 5.250%, 7/01/41, (AMT) 7/33 at 100.00 1,520,321
1,705 5.250%, 7/01/43, (AMT) 7/33 at 100.00 1,860,154
750 (c) Fulton County Residential Care Facilities for the Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project, Series 2019A, 5.000%, 4/01/47
4/26 at 103.00 704,374
1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 3.000%, 2/15/51 - BAM Insured
2/31 at 100.00 772,384
1,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 985,246
2,750 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 2,715,244
TOTAL GEORGIA 9,457,723
HAWAII - 0.1%
500 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University Project, Refunding Series 2024, 5.000%,
7/01/39
7/34 at 100.00 501,953
TOTAL HAWAII 501,953
IDAHO - 0.4%
1,490 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51
5/26 at 102.00 1,493,005
1,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 1,032,617
Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A
:
725 (f) 4.050%, 1/01/39, (UB) 1/33 at 100.00 726,051

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
IDAHO (continued)
$ 640 (f) 4.650%, 1/01/54, (UB) 1/33 at 100.00 $ 640,169
715 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 741,753
TOTAL IDAHO 4,633,595
ILLINOIS - 6.1%
500 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 504,319
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 1,047,800
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
1,250 5.250%, 4/01/33 No Opt. Call 1,417,971
1,250 5.250%, 4/01/40 4/33 at 100.00 1,379,859
1,725 5.500%, 4/01/43 4/33 at 100.00 1,919,723
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 1,335,729
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 4.000%, 12/01/35
7/24 at 100.00 984,454
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 1,023,241
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 2,097,125
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
5,435 5.000%, 12/01/33 No Opt. Call 5,859,566
6,445 5.250%, 12/01/36 12/33 at 100.00 6,938,945
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016G, 5.000%, 1/01/52
1/27 at 100.00 1,005,120
2,000 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30
No Opt. Call 2,129,527
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
140 5.000%, 1/01/29 - BAM Insured No Opt. Call 146,893
240 5.000%, 1/01/30 - BAM Insured No Opt. Call 254,723
2,750 5.000%, 1/01/31 - BAM Insured No Opt. Call 2,948,799
1,815 5.000%, 1/01/32 - BAM Insured No Opt. Call 1,964,247
Chicago, Illinois, O?Hare Airport Customer Facility Charge Revenue
Bonds, Senior Lien Refunding Series 2023
:
905 5.250%, 1/01/42 - BAM Insured 1/33 at 100.00 994,504
1,000 5.250%, 1/01/43 - BAM Insured 1/33 at 100.00 1,094,285
350 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B, 5.000%, 11/01/37 - AGM Insured
5/32 at 100.00 387,932
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series
2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 4,903,694
485 (c) Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35
12/25 at 100.00 491,414
750 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 733,436
260 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 261,281
1,075 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 811,234

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 $ 865,408
225 (f),(h) Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A, 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB)
10/25 at 100.00 229,315
860 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2024A, 5.250%, 4/01/45
4/34 at 100.00 965,556
2,500 Illinois State, General Obligation Bonds, December Series 2023C, 5.000%,
12/01/47
12/33 at 100.00 2,643,159
2,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
7/24 at 100.00 2,501,691
4,710 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 5,118,089
Illinois State, General Obligation Bonds, May Series 2024B
:
1,500 5.250%, 5/01/42 5/34 at 100.00 1,664,481
1,395 5.250%, 5/01/44 5/34 at 100.00 1,532,181
1,070 5.250%, 5/01/45 5/34 at 100.00 1,170,022
1,070 5.250%, 5/01/49 5/34 at 100.00 1,155,514
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A
:
1,800 0.000%, 6/15/39 12/31 at 81.66 925,236
2,000 0.000%, 6/15/40 12/31 at 79.15 970,941
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 - BAM Insured
No Opt. Call 380,384
2,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/37 -
NPFG Insured
No Opt. Call 1,460,630
430 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 408,994
TOTAL ILLINOIS 64,627,422
INDIANA - 1.9%
1,420 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 1,349,277
1,195 Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw
University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 1,239,702
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 1,000,322
110 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
7/24 at 100.00 110,037
2,500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 2,808,263
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 1,506,003
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
885 5.750%, 3/01/43 3/33 at 100.00 979,384
815 6.000%, 3/01/53 3/33 at 100.00 895,909

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
INDIANA (continued)
$ 4,835 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 $ 5,201,445
4,670 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 4,685,832
TOTAL INDIANA 19,776,174
IOWA - 1.1%
3,500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
7/24 at 100.00 3,483,054
2,135 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 2,256,475
5,500 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 5,609,533
TOTAL IOWA 11,349,062
KANSAS - 0.2%
1,680 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019, 5.000%,
3/01/25
No Opt. Call 1,678,292
TOTAL KANSAS 1,678,292
KENTUCKY - 0.5%
965 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 868,159
2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 1,678,785
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 1,028,759
1,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 7/01/26
7/25 at 100.00 1,005,942
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 849,389
TOTAL KENTUCKY 5,431,034
LOUISIANA - 1.1%
245 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44
11/28 at 100.00 245,083
1,150 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51
6/31 at 100.00 993,036
500 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57
4/27 at 100.00 428,643
1,860 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/43
7/33 at 100.00 2,013,372
500 (c) Plaquemines Port, Harbor and Terminal District, Louisiana, Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf Series
2024A, 9.000%, 12/01/44
12/34 at 100.00 495,786
4,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30)
No Opt. Call 4,420,786

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LOUISIANA (continued)
$ 500 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40
6/30 at 100.00 $ 549,464
725 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40
6/30 at 100.00 796,723
1,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25)
No Opt. Call 1,015,727
1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 965,358
TOTAL LOUISIANA 11,923,978
MARYLAND - 0.4%
2,840 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 2,740,368
200 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33
6/31 at 100.00 199,191
135 (c) Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43
7/30 at 102.00 130,694
500 (d) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
7/24 at 100.00 324,375
1,000 (d) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
7/24 at 100.00 648,750
TOTAL MARYLAND 4,043,378
MASSACHUSETTS - 0.2%
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 2,003,883
TOTAL MASSACHUSETTS 2,003,883
MICHIGAN - 2.8%
1,775 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Refunding Series 2024,
5.000%, 7/01/48
7/34 at 100.00 1,860,609
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
7/24 at 100.00 3,939,536
1,215 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/48
1/34 at 100.00 1,347,368
3,770 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B, 5.250%, 7/01/53
1/34 at 100.00 4,149,691
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2024A
:
4,390 5.000%, 7/01/35 1/34 at 100.00 5,046,350
1,540 5.000%, 7/01/37 1/34 at 100.00 1,759,632
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 10,169,623
1,355 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B, 5.250%, 12/01/37 -
AGM Insured, (AMT)
12/33 at 100.00 1,509,511
TOTAL MICHIGAN 29,782,320

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA - 1.3%
$ 1,400 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 $ 1,298,033
50 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/47
12/27 at 100.00 49,319
3,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.125%, 7/01/48
7/24 at 100.00 3,002,099
3,910 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 4,220,401
1,135 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 1,142,031
30 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 25,288
3,745 (c) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/53
3/33 at 100.00 3,840,683
TOTAL MINNESOTA 13,577,854
MISSISSIPPI - 0.4%
670 (c),(d) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Taxable Refunding
Series 2019A, 6.000%, 10/15/49, (Mandatory Put 6/15/25)
10/26 at 100.00 661,350
Warren County, Mississippi, Certificates of Participation, Lease Purchase
Jail Project Series 2023
:
1,310 (f) 6.000%, 9/01/48, (UB) 9/33 at 100.00 1,498,653
1,720 (f) 6.000%, 9/01/53, (UB) 9/33 at 100.00 1,946,828
TOTAL MISSISSIPPI 4,106,831
MISSOURI - 0.7%
1,075 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
7/24 at 100.00 1,074,925
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 2,859,870
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
1,000 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 1,066,952
2,625 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 2,741,652
TOTAL MISSOURI 7,743,399
MONTANA - 0.2%
2,410 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 2,418,561
TOTAL MONTANA 2,418,561
NEBRASKA - 0.9%
3,750 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 3,927,377
5,335 (f) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024C, 4.700%, 9/01/49, (UB)
3/33 at 100.00 5,342,876
TOTAL NEBRASKA 9,270,253

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEVADA - 0.1%
$ 2,000 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38
2/31 at 100.00 $ 200,000
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
172 (c),(d),(e) 5.875%, 12/15/27, (AMT) No Opt. Call 20,062
165 (c),(d),(e) 6.250%, 12/15/37, (AMT) 12/27 at 100.00 19,239
1,000 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT)
8/29 at 100.00 100,000
225 (c) Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/38
12/25 at 100.00 225,432
170 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 153,868
TOTAL NEVADA 718,601
NEW HAMPSHIRE - 0.5%
1,000 (c) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT)
7/24 at 100.00 954,990
865 (c) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40)
7/25 at 100.00 719,050
4,000 (c) New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Covenant Health Group Series 2023, 4.000%, 7/01/37
1/33 at 100.00 3,601,953
TOTAL NEW HAMPSHIRE 5,275,993
NEW JERSEY - 0.7%
1,480 (c) New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A, 7.000%, 6/15/30
7/24 at 100.00 1,476,061
750 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 713,917
4,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
7/24 at 100.00 4,002,035
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/50
12/28 at 100.00 1,024,183
TOTAL NEW JERSEY 7,216,196
NEW MEXICO - 0.1%
1,000 (c) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40
7/24 at 103.00 959,685
TOTAL NEW MEXICO 959,685
NEW YORK - 12.2%
1,000 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 5.750%,
2/01/33
No Opt. Call 1,032,749
325 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/31
No Opt. Call 313,686
1,060 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55
12/30 at 100.00 1,140,719

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 3,445 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40
12/30 at 100.00 $ 3,404,598
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,000 (c) 5.000%, 6/01/40 12/30 at 100.00 961,730
3,490 (c) 5.000%, 6/01/55 12/30 at 100.00 3,019,149
1,095 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%, 7/01/35
7/26 at 100.00 1,110,685
750 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 685,889
330 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 4.760%, 2/01/27
No Opt. Call 326,596
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
2,000 4.450%, 2/01/41 2/30 at 100.00 1,682,664
1,000 4.600%, 2/01/51 2/30 at 100.00 785,208
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 7,839,161
400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 320,297
1,140 (f) New York City Housing Development Corp, 4.750%, 11/01/54, (UB) No Opt. Call 1,149,116
New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Series 2024A-1
:
1,000 (f) 4.650%, 11/01/49, (UB) 5/32 at 100.00 1,004,013
1,930 (f) 4.750%, 11/01/54, (UB) 5/32 at 100.00 1,945,434
6,700 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series CC-1, 5.250%, 6/15/54
6/34 at 100.00 7,424,937
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 2,026,781
2,785 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series A-3, 5.000%, 8/01/41
8/27 at 100.00 2,876,411
2,665 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1, 5.250%, 8/01/40
8/32 at 100.00 3,006,662
1,210 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 1,373,303
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024G-1
:
10,235 5.000%, 5/01/43 5/34 at 100.00 11,354,830
2,145 5.000%, 5/01/47 5/34 at 100.00 2,344,957
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024F-1
:
1,335 5.000%, 2/01/46 2/34 at 100.00 1,463,108
2,000 5.000%, 2/01/47 2/34 at 100.00 2,182,553
1,180 5.000%, 2/01/48 2/34 at 100.00 1,284,041
2,575 5.000%, 2/01/49 2/34 at 100.00 2,795,693
1,360 New York City, New York, General Obligation Bonds, Fiscal 2024 Series C,
5.250%, 3/01/53
3/34 at 100.00 1,502,319
New York City, New York, General Obligation Bonds, Fiscal 2024 Series D
:
3,110 5.500%, 4/01/46 4/34 at 100.00 3,557,467
2,695 5.250%, 4/01/54 4/34 at 100.00 2,976,931

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
$ 2,500 5.000%, 7/01/41, (AMT) 7/24 at 100.00 $ 2,500,026
1,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 1,000,027
1,925 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
7/24 at 100.00 1,925,796
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
885 5.250%, 8/01/31, (AMT) 8/30 at 100.00 939,264
555 5.375%, 8/01/36, (AMT) 8/30 at 100.00 591,313
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2024
:
2,385 5.250%, 6/30/49, (AMT) 6/33 at 100.00 2,493,119
2,860 5.500%, 6/30/54, (AMT) 6/33 at 100.00 3,033,578
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
465 5.500%, 6/30/39, (AMT) 6/31 at 100.00 505,736
190 5.500%, 6/30/40, (AMT) 6/31 at 100.00 205,430
250 5.500%, 6/30/43 - AGM Insured, (AMT) 6/31 at 100.00 271,354
280 5.500%, 6/30/44 - AGM Insured, (AMT) 6/31 at 100.00 303,107
995 6.000%, 6/30/54, (AMT) 6/31 at 100.00 1,093,367
1,880 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 1,946,871
3,885 5.375%, 6/30/60, (AMT) 6/31 at 100.00 4,012,660
870 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 857,143
3,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 5.000%, 10/01/40, (AMT)
10/30 at 100.00 3,123,140
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
1,900 6.000%, 4/01/35, (AMT) 4/31 at 100.00 2,148,889
3,350 5.625%, 4/01/40, (AMT) 4/31 at 100.00 3,645,196
545 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/41, (AMT)
12/33 at 100.00 586,089
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty-Fourth Series 2024
:
3,190 5.000%, 7/15/41 7/34 at 100.00 3,612,420
5,165 5.000%, 7/15/42 7/34 at 100.00 5,814,445
1,515 5.000%, 7/15/43 7/34 at 100.00 1,697,202
665 5.000%, 7/15/44 7/34 at 100.00 742,255
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
690 5.000%, 7/15/35, (AMT) 7/33 at 100.00 755,754
1,000 5.000%, 7/15/38, (AMT) 7/33 at 100.00 1,085,612
3,300 (c) Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 -
SYNCORA GTY Insured
No Opt. Call 3,089,063

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 4,235 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2024B-2, 5.250%, 5/15/54
5/34 at 100.00 $ 4,697,280
2,870 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.000%, 5/15/54
5/34 at 100.00 3,124,978
TOTAL NEW YORK 128,692,801
NORTH CAROLINA - 0.4%
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
355 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 386,876
430 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 464,747
2,500 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 2,569,785
365 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 309,879
TOTAL NORTH CAROLINA 3,731,287
OHIO - 1.8%
5,255 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 492,987
990 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 914,014
2,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 1,990,614
3,860 (c) Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28)
9/28 at 100.00 3,927,986
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 966,298
705 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.650%,
9/01/54, (UB)
9/33 at 100.00 699,730
9,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 9,421,484
TOTAL OHIO 18,413,113
OKLAHOMA - 0.4%
2,500 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/37
9/27 at 100.00 2,529,200
2,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 2,057,681
TOTAL OKLAHOMA 4,586,881
OREGON - 0.2%
1,450 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Columbia Memorial Hospital Project, Series 2024, 5.250%, 8/01/49
2/34 at 100.00 1,539,852
TOTAL OREGON 1,539,852

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA - 2.8%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
$ 800 5.250%, 1/01/39 - AGM Insured, (AMT) 1/33 at 100.00 $ 876,913
900 5.500%, 1/01/43 - AGM Insured, (AMT) 1/33 at 100.00 996,866
1,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 987,242
900 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42
5/31 at 100.00 942,744
180 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33
5/28 at 100.00 182,915
175 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.125%, 5/01/32
5/28 at 100.00 175,620
3,000 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 3,009,628
1,900 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42
5/33 at 100.00 1,904,292
1,500 (c) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53
10/28 at 100.00 1,176,078
2,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 2,050,238
385 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/51
5/30 at 100.00 301,753
690 (c),(d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40
6/30 at 100.00 69
690 (c),(d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT)
6/30 at 100.00 69
1,435 (d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 143
350 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, PPL Energy Supply, LLC Project, Refunding
Series 2009C, 5.250%, 12/01/37, (Mandatory Put 6/01/27)
6/26 at 100.00 353,616
2,965 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series
2013B, 0.000%, 1/01/45 - BAM Insured
No Opt. Call 1,191,811
2,040 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 1,946,454
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A
:
380 (f) 4.450%, 10/01/44, (UB) 10/32 at 100.00 383,114
2,085 (f) 4.600%, 10/01/49, (UB) 10/32 at 100.00 2,076,151

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-145A
:
$ 2,910 (f) 4.750%, 10/01/49, (UB) 4/33 at 100.00 $ 2,924,657
2,910 (f) 4.800%, 10/01/51, (UB) 4/33 at 100.00 2,938,119
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
40 5.250%, 12/01/41 12/32 at 100.00 44,703
525 5.250%, 12/01/42 12/32 at 100.00 584,844
1,500 Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/36
5/28 at 100.00 1,585,537
550 (c) Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50
12/27 at 100.00 524,485
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B
:
435 (c) 4.875%, 12/15/35 12/27 at 100.00 427,143
500 (c) 5.125%, 12/15/44 12/27 at 100.00 472,756
1,615 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/31
7/27 at 100.00 1,636,884
TOTAL PENNSYLVANIA 29,694,844
PUERTO RICO - 5.1%
546 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
7/24 at 100.00 545,853
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
3,500 (c) 5.000%, 7/01/37 7/31 at 100.00 3,657,570
1,500 (c) 4.000%, 7/01/42 7/31 at 100.00 1,409,911
260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 260,000
3,570 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
7/24 at 100.00 1,686,825
1,375 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 4.250%, 1/01/26
No Opt. Call 646,250
1,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 5.400%, 7/01/28
7/24 at 100.00 472,500
175 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT,
5.000%, 7/01/27
7/24 at 100.00 82,688
500 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA,
5.250%, 7/01/24
7/24 at 100.00 235,000
2,650 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/40
7/24 at 100.00 1,252,125
100 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A,
7.000%, 7/01/43
7/24 at 100.00 47,250
2,265 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE, 6.050%, 7/01/32
7/24 at 100.00 1,070,213
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
2,850 4.550%, 7/01/40 7/28 at 100.00 2,863,760
15,000 0.000%, 7/01/51 7/28 at 30.01 3,529,372
3,500 5.000%, 7/01/58 7/28 at 100.00 3,500,753
12,257 Puerto Rico, GDB Debt Recovery Authority Commonwealth Bonds,
Taxable Series 2018, 7.500%, 8/20/40
No Opt. Call 11,919,393

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
$ 9,669 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call $ 6,103,722
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,656 0.000%, 7/01/33 7/31 at 89.94 1,107,037
0 (i) 4.000%, 7/01/35 7/31 at 103.00 434
6,993 4.000%, 7/01/37 7/31 at 103.00 6,751,468
1,349 4.000%, 7/01/41 7/31 at 103.00 1,262,259
8,937 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 5,485,288
TOTAL PUERTO RICO 53,889,671
SOUTH CAROLINA - 0.9%
185 (c) Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 3.875%, 5/01/41
5/29 at 100.00 138,469
250 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31
7/24 at 100.00 250,047
1,000 (c) South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55
11/26 at 100.00 924,197
South Carolina Jobs-Economic Development Authority, Health Care
Facilities Revenue Bonds, Novant Health Group, Series 2024A
:
2,670 5.500%, 11/01/49 5/34 at 100.00 2,986,310
1,000 5.500%, 11/01/54 5/34 at 100.00 1,110,916
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/43
5/28 at 100.00 2,570,595
1,250 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/38
6/26 at 100.00 1,263,764
TOTAL SOUTH CAROLINA 9,244,298
TENNESSEE - 1.6%
2,000 (c) Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%,
12/01/31
No Opt. Call 1,313,959
1,000 (d) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 701,196
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
2,310 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 2,552,457
1,645 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 1,806,756
2,100 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 2,295,296
800 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.000%, 5/01/40
5/33 at 100.00 864,792
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University, Series 2023A
:
3,240 5.000%, 7/01/28 No Opt. Call 3,423,562
3,490 5.000%, 7/01/33 No Opt. Call 3,909,217
TOTAL TENNESSEE 16,867,235

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS - 6.6%
$ 1,000 (c) Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50
10/31 at 100.00 $ 873,763
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 917,006
Chambers County Justice Center Public Facilities Corporation, Texas,
Lease Revenue Bonds, Series 2024
:
1,780 5.500%, 6/01/49 6/33 at 100.00 1,948,031
3,030 5.500%, 6/01/55 6/33 at 100.00 3,295,370
205 (c) City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 4.375%, 9/15/27
No Opt. Call 201,240
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C
:
395 5.000%, 11/01/27, (AMT) No Opt. Call 410,230
1,815 5.000%, 11/01/28, (AMT) No Opt. Call 1,907,851
4,945 5.000%, 11/01/29, (AMT) No Opt. Call 5,241,169
1,280 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
7/24 at 100.00 1,280,034
680 Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2023, 6.000%, 8/01/43, (AMT)
2/33 at 100.00 760,443
1,250 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 1,264,890
Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series
2024A
:
3,845 5.250%, 8/15/49 8/34 at 100.00 4,296,588
3,785 5.250%, 8/15/54 8/34 at 100.00 4,200,032
80 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 80,589
2,865 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.000%, 7/01/34 - AGM Insured, (AMT)
7/33 at 100.00 3,140,075
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 2,008,589
1,525 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call 1,564,278
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/32
9/24 at 100.00 1,001,942
Lewisville Independent School District, Denton and Tarrant Counties,
Texas, General Obligation Bonds, Refunding School Building Series 2024
:
1,130 5.000%, 8/15/41, (WI/DD) 8/33 at 100.00 1,247,732
2,205 5.000%, 8/15/42, (WI/DD) 8/33 at 100.00 2,423,335
2,245 4.000%, 8/15/44, (WI/DD) 8/33 at 100.00 2,209,230
5,615 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/38 - AGM Insured,
(AMT)
11/31 at 100.00 5,532,044
500 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.125%, 9/01/41
9/31 at 100.00 448,411

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 1,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
7/24 at 100.00 $ 1,500,106
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
500 (c) 5.750%, 9/15/39 9/29 at 100.00 507,138
500 (c) 6.000%, 9/15/49 9/29 at 100.00 509,955
500 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.500%, 9/01/43
9/33 at 100.00 501,307
1,000 (c) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
7/24 at 103.00 992,341
35 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 27,000
230 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 190,446
1,050 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 398,499
25 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 18,598
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
3,255 5.250%, 1/01/42 1/28 at 103.00 3,107,996
1,400 5.500%, 1/01/57 1/28 at 103.00 1,313,678
1,145 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 1,089,181
3,500 (c) Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28
7/24 at 101.03 3,030,993
405 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2024A, 5.000%, 1/01/39, (AMT)
1/32 at 104.00 410,196
100 (c) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49
9/29 at 100.00 91,730
100 (c) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39
9/29 at 100.00 101,492
450 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021,
3.292%, 9/01/40 - AGM Insured
9/30 at 100.00 355,408
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
570 5.375%, 6/30/38, (AMT) 6/28 at 103.00 618,338
565 5.500%, 6/30/41, (AMT) 6/28 at 103.00 610,680
655 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 624,049

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
Waco, Texas, Certificates of Obligation, Combination Tax & Revenue Series
2024A
:
$ 865 5.000%, 2/01/39 2/34 at 100.00 $ 975,876
1,570 5.000%, 2/01/42 2/34 at 100.00 1,742,292
1,705 5.000%, 2/01/43 2/34 at 100.00 1,883,260
440 5.000%, 2/01/44 2/34 at 100.00 484,296
1,370 5.250%, 2/01/54 2/34 at 100.00 1,507,891
TOTAL TEXAS 68,845,618
UTAH - 0.6%
240 (c) Black Desert Public Infrastructure District, Washington County, Utah,
Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024,
5.625%, 12/01/53
6/29 at 103.00 246,769
245 (c),(d) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT)
12/27 at 100.00 242,975
640 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/43, (AMT)
7/33 at 100.00 698,240
955 (c) Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51
1/25 at 102.00 848,518
1,345 (f) Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C,
4.650%, 1/01/49, (UB)
1/33 at 100.00 1,347,039
2,540 (c) Wohali Public Infrastructure District 1, Utah, Special Assessment Revenue
Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42
9/28 at 103.00 2,557,386
TOTAL UTAH 5,940,927
VIRGIN ISLANDS - 0.4%
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A
:
1,295 5.000%, 10/01/30 No Opt. Call 1,359,765
1,470 5.000%, 10/01/39 10/32 at 100.00 1,521,112
1,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42
10/29 at 104.00 962,142
TOTAL VIRGIN ISLANDS 3,843,019
VIRGINIA - 0.9%
Alexandria Sanitation Authority, Virginia, Wastewater Revenue Bonds,
Alexrenew Green Series 2024
:
540 5.000%, 7/15/49 7/34 at 100.00 599,453
905 5.000%, 7/15/54 7/34 at 100.00 993,637
1,895 (c) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45
3/25 at 100.00 1,899,390
4,380 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 4,662,128
100 (c) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41
4/28 at 112.76 100,296
1,450 (c) Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50
10/30 at 127.60 1,598,063
TOTAL VIRGINIA 9,852,967
WASHINGTON - 1.2%
1,625 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 1,672,951

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WASHINGTON (continued)
$ 1,770 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 $ 1,770,011
3,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 3,011,469
200 (c),(h) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45,
(Pre-refunded 7/01/25)
7/25 at 100.00 205,837
7,072 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call 6,338,492
TOTAL WASHINGTON 12,998,760
WEST VIRGINIA - 0.4%
100 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.500%,
6/01/37
6/27 at 100.00 102,539
200 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43
6/30 at 103.00 213,764
945 (c) West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40
12/27 at 103.00 796,268
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 998,499
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/31
9/29 at 100.00 1,039,000
1,135 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A, 5.000%, 6/01/43
6/33 at 100.00 1,205,479
TOTAL WEST VIRGINIA 4,355,549
WISCONSIN - 3.3%
2,500 (c) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32
12/26 at 100.00 2,176,339
105 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49
6/26 at 100.00 93,611
75 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29
8/24 at 100.00 73,231
375 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 4.000%, 6/15/30
No Opt. Call 371,662
150 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40
7/28 at 100.00 143,008
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A
:
100 (c) 5.000%, 1/01/42 1/28 at 100.00 95,508
230 (c) 5.000%, 1/01/56 1/28 at 100.00 205,030

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 410 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North East Carolina Preparatory School Project, Refunding Series 2024A,
5.000%, 6/15/44
6/32 at 100.00 $ 414,551
250 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
5.625%, 7/01/45
7/25 at 100.00 251,796
100 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%,
6/15/37
6/27 at 100.00 102,375
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
3 (c),(d) 0.000%, 1/01/47 No Opt. Call 80
3 (c),(d) 0.000%, 1/01/48 No Opt. Call 66
3 (c),(d) 0.000%, 1/01/49 No Opt. Call 61
2 (c),(d) 0.000%, 1/01/50 No Opt. Call 55
2 (c),(d) 0.000%, 1/01/51 No Opt. Call 51
3 (c),(d) 0.000%, 1/01/52 No Opt. Call 62
3 (c),(d) 0.000%, 1/01/53 No Opt. Call 58
3 (c),(d) 0.000%, 1/01/54 No Opt. Call 53
3 (c),(d) 0.000%, 1/01/55 No Opt. Call 49
3 (c),(d) 0.000%, 1/01/56 No Opt. Call 45
160 (c),(d) 5.500%, 7/01/56 3/28 at 100.00 121,589
3 (c),(d) 0.000%, 1/01/57 No Opt. Call 47
3 (c),(d) 0.000%, 1/01/58 No Opt. Call 44
3 (c),(d) 0.000%, 1/01/59 No Opt. Call 41
3 (c),(d) 0.000%, 1/01/60 No Opt. Call 37
3 (c),(d) 0.000%, 1/01/61 No Opt. Call 35
3 (c),(d) 0.000%, 1/01/62 No Opt. Call 32
3 (c),(d) 0.000%, 1/01/63 No Opt. Call 30
3 (c),(d) 0.000%, 1/01/64 No Opt. Call 28
3 (c),(d) 0.000%, 1/01/65 No Opt. Call 26
3 (c),(d) 0.000%, 1/01/66 No Opt. Call 25
35 (c),(d) 0.000%, 1/01/67 No Opt. Call 280
200 Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 198,731
750 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39
6/27 at 102.00 719,992
1,000 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56
6/28 at 100.00 872,540
1,000 (c) Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56
8/28 at 100.00 843,396
1,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 948,326
375 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group, Series
2021A, 5.000%, 7/01/41
1/31 at 100.00 375,216
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/52
2/32 at 100.00 2,049,327
Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B
:
1,665 (c) 5.625%, 2/01/46 2/32 at 100.00 1,711,344
2,000 (c) 6.000%, 2/01/62 2/32 at 100.00 2,085,600

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 2,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42
12/27 at 100.00 $ 1,966,377
3,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing Revenue
Bonds, Promenade Apartments Project, Series 2024, 6.250%, 2/01/39
2/29 at 103.00 3,105,810
3,750 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call 3,758,146
105 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 63,000
500 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.950%, 7/01/38
7/28 at 100.00 350,000
1,275 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A, 6.250%, 10/01/58
10/31 at 100.00 1,334,510
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
1,100 4.000%, 7/01/36, (AMT) 7/28 at 100.00 958,361
1,750 4.000%, 7/01/41, (AMT) 7/31 at 100.00 1,452,360
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
180 (c) 6.250%, 1/01/38 1/28 at 100.00 81,000
865 (c) 6.375%, 1/01/48 1/28 at 100.00 389,250
980 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 441,000
125 (d),(e) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 12
1,070 (c) Public Finance Authority, Winconsin, Tax Increment, Revenue Senior
Bonds, Miami World Center Project, Series 2024A, 5.000%, 6/01/41
6/29 at 103.00 1,083,729
2,000 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48
6/26 at 100.00 1,983,764
1,100 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/49
6/26 at 100.00 1,057,526
500 (c) Public Finance Authority, Wisconsin, Tax Increment, Revenue Subordinate
Bonds, Miami, Miami World Center Project, Series 2024B, 8.000%,
6/15/42
6/29 at 103.00 501,313
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Phase 2 Project, Series 2024, 5.450%, 10/01/39
10/32 at 102.00 204,395
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 2,441,516
TOTAL WISCONSIN 35,026,446
TOTAL MUNICIPAL BONDS
(cost $1,002,525,435) 993,407,212
Shares Description (a) Value
X –
COMMON STOCKS - 2.3% X 24,143,760
UTILITIES - 2.3%
2,590 (j),(k) Talen Energy Corp $ 287,542
9,422 (e),(k),(l) Vistra Vision Corporation Private Equity 23,856,218
TOTAL UTILITIES 24,143,760
TOTAL COMMON STOCKS
(cost $7,204,270) 24,143,760

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.6% X 16,376,250
$ 8,000 United States Treasury Note/Bond 4.750% 11/15/53 $ 8,270,000
8,000 United States Treasury Note/Bond 4.750% 11/15/43 8,106,250
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(cost $16,735,972) 16,376,250
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0.7% X 7,302,217
CONSUMER SERVICES - 0.2%
$ 2,500 Grand Canyon University 4.125% 10/01/24 $ 2,484,375
TOTAL CONSUMER SERVICES 2,484,375
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
2,750 Care New England Health System 5.500% 9/01/26 2,670,690
2,000 Toledo Hospital/The 6.015% 11/15/48 1,702,320
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,373,010
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
490 (c),(e) Benloch Ranch Improvement Association No 12022 9.750% 12/01/39 444,832
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 444,832
TOTAL CORPORATE BONDS
(cost $6,915,335) 7,302,217
Principal
Amount (000) Description (a)
Coupon
(m)
Reference
Rate (m) Spread (m) Maturity (n) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (m) X 24,744
CAPITAL GOODS - 0.0%
$ 193 (d),(e) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 24,744
TOTAL CAPITAL GOODS 24,744
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $193,014) 24,744
TOTAL LONG-TERM INVESTMENTS
(cost $1,033,574,026) 1,041,254,183
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 2.3%
X –
MUNICIPAL BONDS - 2.3% X 24,610,000
ALABAMA - 0.9%
$ 10,000 (c),(o) Jefferson County Board of Education, Alabama, General Obligation
Warrants, Public School Tender Option Bond Trust Series 2022-XM1090,
3.411%, 2/01/46
No Opt. Call $ 10,000,000
TOTAL ALABAMA 10,000,000

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NATIONAL - 1.4%
$ 9,800 (c),(o) Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5029.Ticker Symbol - VMO, 5.200%, 10/09/24,
(AMT)
No Opt. Call $ 9,800,000
4,810 (c),(o) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM, 5.200%, 10/09/24,
(AMT)
No Opt. Call 4,810,000
TOTAL NATIONAL 14,610,000
TOTAL MUNICIPAL BONDS
(cost $24,610,000) 24,610,000
TOTAL SHORT-TERM INVESTMENTS
(cost $24,610,000) 24,610,000
TOTAL INVESTMENTS (cost $1,058,184,026 ) - 101.3% 1,065,864,183
FLOATING RATE OBLIGATIONS - (2.3)% (23,815,000)
OTHER ASSETS & LIABILITIES, NET -  1.0% 10,318,610
NET ASSETS - 100% $ 1,052,367,793
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 993,362,309 $ 44,903 $ 993,407,212
Common Stocks 287,542 – 23,856,218 24,143,760
U.S. Government and Agency Obligations – 16,376,250 – 16,376,250
Corporate Bonds – 6,857,385 444,832 7,302,217
Variable Rate Senior Loan Interests – – 24,744 24,744
Short-Term Investments:
Municipal Bonds – 24,610,000 – 24,610,000
Total
$ 287,542 $ 1,041,205,944 $ 24,370,697 $ 1,065,864,183

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
Strategic Municipal Opportunities
Level 3
Municipal
Bonds
Corporate
Bonds
Variable Rate
Senior Loan
Interests Common Stocks
Unfunded
Commitments
Balance at the beginning of period $56,584 $479,467 $24,744 $20,918,839 $1,241,402
Gains (losses):
Net realized gains (losses) 2 - - - -
Change in net unrealized
appreciation (depreciation) (11,225) (34,635) - 2,937,379 (1,241,402)
Purchases at cost - - - - -
Sales at proceeds (97) - - - -
Net discounts (premiums) (361) - - - -
Transfers into - - - - -
Transfers (out of) - - - - -
Balance at the end of period $44,903 $444,832 $24,744 $23,856,218 $ -
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $(11,225) $(34,635) $- $2,937,379 $ -
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Strategic
Municipal
Opportunities
Municipal Bonds $44,903 Expected Recovery Recovery Proceeds 100.00% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 11.66% N/A
Corporate Bonds 444,832 Indicative Trade Broker Quote 90.798% N/A
Variable Rate
Senior Loan
Interests
24,744 Probability Weighted Expected
Recovery
Recovery Proceeds 12.82% N/A
Common Stocks 23,856,218 Enterprise Value EBITDA Multiples $10.50-$12.50 N/A
Total $24,370,697
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $254,814,611 or 23.9% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Principal Amount (000) rounds to less than $1,000.
(j) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(k) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(l) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(m) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

(n) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(o) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.